UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class A Shares/Ticker: JEPAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,370,692
Total number of portfolio holdings	130
Portfolio turnover rate	87%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class C Shares/Ticker: JEPCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class C Shares)	$69	1.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,370,692
Total number of portfolio holdings	130
Portfolio turnover rate	87%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class I Shares/Ticker: JEPIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,370,692
Total number of portfolio holdings	130
Portfolio turnover rate	87%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPIX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class R5 Shares/Ticker: JEPSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,370,692
Total number of portfolio holdings	130
Portfolio turnover rate	87%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPSX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Equity Premium Income Fund

Class R6 Shares/Ticker: JEPRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$6,370,692
Total number of portfolio holdings	130
Portfolio turnover rate	87%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JEPRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class A Shares/Ticker: JHDAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,213,492
Total number of portfolio holdings	165
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class C Shares/Ticker: JHDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$69	1.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,213,492
Total number of portfolio holdings	165
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class I Shares/Ticker: JHQDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,213,492
Total number of portfolio holdings	165
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQDX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class R5 Shares/Ticker: JHDFX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$23	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,213,492
Total number of portfolio holdings	165
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDFX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 2 Fund

Class R6 Shares/Ticker: JHDRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$5,213,492
Total number of portfolio holdings	165
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHDRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class A Shares/Ticker: JHTAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,104,225
Total number of portfolio holdings	165
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class C Shares/Ticker: JHTCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$69	1.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,104,225
Total number of portfolio holdings	165
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class I Shares/Ticker: JHQTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$31	0.59%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,104,225
Total number of portfolio holdings	165
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHQTX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class R5 Shares/Ticker: JHTGX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,104,225
Total number of portfolio holdings	165
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTGX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Hedged Equity 3 Fund

Class R6 Shares/Ticker: JHTRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$18	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$3,104,225
Total number of portfolio holdings	165
Portfolio turnover rate	26%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JHTRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class A Shares/Ticker: JPDAX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$44	0.84%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,191,083
Total number of portfolio holdings	134
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDAX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class C Shares/Ticker: JPDCX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$69	1.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,191,083
Total number of portfolio holdings	134
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDCX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class I Shares/Ticker: JPDIX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$31	0.60%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,191,083
Total number of portfolio holdings	134
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDIX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Class R6 Shares/Ticker: JPDRX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,191,083
Total number of portfolio holdings	134
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JPDRX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class I Shares/Ticker: JSBSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$17	0.32%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$49,844
Total number of portfolio holdings	17
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBSX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R2 Shares/Ticker: JSBZX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$42	0.82%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$49,844
Total number of portfolio holdings	17
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBZX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R3 Shares/Ticker: JSBPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$29	0.57%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$49,844
Total number of portfolio holdings	17
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R4 Shares/Ticker: JSBQX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$17	0.32%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$49,844
Total number of portfolio holdings	17
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBQX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R5 Shares/Ticker: JSMDX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$49,844
Total number of portfolio holdings	17
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMDX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend 2065 Fund

Class R6 Shares/Ticker: JSBYX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$49,844
Total number of portfolio holdings	17
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSBYX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class A Shares/Ticker: JSMEX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$23	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMEX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class C Shares/Ticker: JSMHX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$51	1.00%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMHX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class I Shares/Ticker: JSMJX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$13	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMJX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R2 Shares/Ticker: JSMKX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$38	0.75%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMKX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R3 Shares/Ticker: JSMPX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$26	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMPX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R4 Shares/Ticker: JSMLX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$13	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMLX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R5 Shares/Ticker: JSMMX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$5	0.10%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMMX-1224
SEMI-ANNUAL SHAREHOLDER REPORT | December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® 2065 Fund

Class R6 Shares/Ticker: JSMOX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$53,214
Total number of portfolio holdings	24
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
JSMOX-1224

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan SmartRetirement® Funds
December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMorgan SmartRetirement® 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.7%
Fixed Income — 48.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	31,498	318,761
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	14,917	106,209
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,965	18,409
JPMorgan High Yield Fund Class R6 Shares (a)	8,320	53,998
Total Fixed Income		497,377
International Equity — 5.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	249	7,542
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	703	11,331
JPMorgan International Equity Fund Class R6 Shares (a)	1,689	31,448
Total International Equity		50,321
U.S. Equity — 19.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	99	5,386
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	235	5,252
JPMorgan Small Cap Value Fund Class R6 Shares (a)	190	5,248
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,739	93,443
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,154	93,484
Total U.S. Equity		202,813
Total Investment Companies (Cost $664,442)		750,511
Exchange-Traded Funds — 21.5%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	22	2,063
JPMorgan Realty Income ETF (a)	131	6,196
Total Alternative Assets		8,259
Fixed Income — 6.3%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	291	13,415
JPMorgan Inflation Managed Bond ETF (a)	1,090	51,004
Total Fixed Income		64,419
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	504	18,857
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	679	40,752
JPMorgan International Research Enhanced Equity ETF (a)	1,001	58,548
Total International Equity		118,157
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	298	28,650
Total Exchange-Traded Funds (Cost $192,818)		219,485
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $46,765)	46,765	46,765
Total Investments — 99.8% (Cost $904,025)		1,016,761
Other Assets in Excess of Liabilities — 0.2%		2,268
NET ASSETS — 100.0%		1,019,029

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	1

JPMorgan SmartRetirement® 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.7%
Fixed Income — 48.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	36,060	364,932
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	17,078	121,593
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,394	21,075
JPMorgan High Yield Fund Class R6 Shares (a)	9,525	61,819
Total Fixed Income		569,419
International Equity — 4.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	285	8,635
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	805	12,971
JPMorgan International Equity Fund Class R6 Shares (a)	1,934	36,002
Total International Equity		57,608
U.S. Equity — 19.9%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	113	6,166
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	269	6,013
JPMorgan Small Cap Value Fund Class R6 Shares (a)	218	6,009
JPMorgan U.S. Equity Fund Class R6 Shares (a)	4,281	106,971
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,466	107,029
Total U.S. Equity		232,188
Total Investment Companies (Cost $764,751)		859,215
Exchange-Traded Funds — 21.5%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	25	2,361
JPMorgan Realty Income ETF (a)	150	7,094
Total Alternative Assets		9,455
Fixed Income — 6.3%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	333	15,358
JPMorgan Inflation Managed Bond ETF (a)	1,248	58,392
Total Fixed Income		73,750
International Equity — 11.6%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	577	21,588
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	777	46,654
JPMorgan International Research Enhanced Equity ETF (a)	1,146	67,028
Total International Equity		135,270
U.S. Equity — 2.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	341	32,799
Total Exchange-Traded Funds (Cost $218,532)		251,274
Short-Term Investments — 4.8%
Investment Companies — 4.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $55,793)	55,793	55,793
Total Investments — 100.0% (Cost $1,039,076)		1,166,282
Liabilities in Excess of Other Assets — (0.0)% ^		(507)
NET ASSETS — 100.0%		1,165,775

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.8%
Fixed Income — 46.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	77,856	787,899
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	36,871	262,522
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,919	42,965
JPMorgan High Yield Fund Class R6 Shares (a)	19,440	126,169
Total Fixed Income		1,219,555
International Equity — 5.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	722	21,828
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,034	32,790
JPMorgan International Equity Fund Class R6 Shares (a)	4,888	91,020
Total International Equity		145,638
U.S. Equity — 22.5%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	285	15,580
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	680	15,188
JPMorgan Small Cap Value Fund Class R6 Shares (a)	550	15,179
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,829	270,614
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,238	270,725
Total U.S. Equity		587,286
Total Investment Companies (Cost $1,772,348)		1,952,479
Exchange-Traded Funds — 22.4%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	63	5,944
JPMorgan Realty Income ETF (a)	378	17,857
Total Alternative Assets		23,801
Fixed Income — 5.2%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	680	31,345
JPMorgan Inflation Managed Bond ETF (a)	2,233	104,524
Total Fixed Income		135,869
International Equity — 13.1%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,459	54,572
INVESTMENTS	SHARES (000)	VALUE ($000)

International Equity — continued
JPMorgan Global Select Equity ETF (a)	1,965	118,002
JPMorgan International Research Enhanced Equity ETF (a)	2,897	169,489
Total International Equity		342,063
U.S. Equity — 3.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	861	82,827
Total Exchange-Traded Funds (Cost $504,248)		584,560
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b) (Cost $73,012)	73,012	73,012
Total Investments — 100.0% (Cost $2,349,608)		2,610,051
Liabilities in Excess of Other Assets — (0.0)% ^		(813)
NET ASSETS — 100.0%		2,609,238

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	3

JPMorgan SmartRetirement® 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 75.0%
Fixed Income — 39.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	105,324	1,065,878
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	49,883	355,171
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,241	51,176
JPMorgan High Yield Fund Class R6 Shares (a)	23,351	151,548
Total Fixed Income		1,623,773
International Equity — 6.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	443	13,409
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,124	66,487
JPMorgan International Equity Fund Class R6 Shares (a)	9,932	184,924
Total International Equity		264,820
U.S. Equity — 29.0%
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	573	31,322
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,365	30,466
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,104	30,448
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,983	549,353
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,663	549,553
Total U.S. Equity		1,191,142
Total Investment Companies (Cost $2,669,451)		3,079,735
Exchange-Traded Funds — 23.6%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	128	11,986
JPMorgan Realty Income ETF (a)	760	35,925
Total Alternative Assets		47,911
Fixed Income — 2.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	817	37,650
JPMorgan Inflation Managed Bond ETF (a)	1,319	61,748
Total Fixed Income		99,398
International Equity — 15.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,858	69,516
JPMorgan Global Select Equity ETF (a)	3,990	239,562
JPMorgan International Research Enhanced Equity ETF (a)	5,884	344,248
Total International Equity		653,326
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.1%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,742	167,644
Total Exchange-Traded Funds (Cost $826,526)		968,279
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,438)	2,437	2,437
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $80,986)	80,986	80,986
Total Investments — 100.6% (Cost $3,579,401)		4,131,437
Liabilities in Excess of Other Assets — (0.6)%		(25,084)
NET ASSETS — 100.0%		4,106,353

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,341	03/21/2025	USD	71,992	(2,129)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	5

JPMorgan SmartRetirement® 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 73.9%
Fixed Income — 29.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	23,956	242,429
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	102,093	726,905
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,404	33,561
JPMorgan High Yield Fund Class R6 Shares (a)	15,373	99,768
Total Fixed Income		1,102,663
International Equity — 8.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	696	21,058
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,619	74,457
JPMorgan International Equity Fund Class R6 Shares (a)	11,116	206,981
Total International Equity		302,496
U.S. Equity — 36.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,644	325,272
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	392	21,421
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	934	20,847
JPMorgan Small Cap Value Fund Class R6 Shares (a)	755	20,835
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,683	341,944
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,883	342,125
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,770	328,950
Total U.S. Equity		1,401,394
Total Investment Companies (Cost $2,137,049)		2,806,553
Exchange-Traded Funds — 24.6%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	144	13,460
JPMorgan Realty Income ETF (a)	855	40,438
Total Alternative Assets		53,898
Fixed Income — 0.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	538	24,786
International Equity — 19.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,296	85,905
JPMorgan Global Select Equity ETF (a)	4,464	267,998
JPMorgan International Research Enhanced Equity ETF (a)	6,587	385,368
Total International Equity		739,271
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,202	115,691
Total Exchange-Traded Funds (Cost $820,063)		933,646
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,245)	2,244	2,244
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $67,662)	67,662	67,662
Total Investments — 100.3% (Cost $3,027,019)		3,810,105
Liabilities in Excess of Other Assets — (0.3)%		(13,084)
NET ASSETS — 100.0%		3,797,021

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,239	03/21/2025	USD	66,516	(1,967)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	7

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 70.8%
Fixed Income — 19.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	16,332	165,279
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	69,599	495,548
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,759	23,340
JPMorgan High Yield Fund Class R6 Shares (a)	10,501	68,154
Total Fixed Income		752,321
International Equity — 9.2%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	943	28,534
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,369	86,546
JPMorgan International Equity Fund Class R6 Shares (a)	12,913	240,441
Total International Equity		355,521
U.S. Equity — 42.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	8,880	377,848
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	459	25,083
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,091	24,347
JPMorgan Small Cap Value Fund Class R6 Shares (a)	882	24,332
JPMorgan U.S. Equity Fund Class R6 Shares (a)	15,883	396,925
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,150	397,125
JPMorgan Value Advantage Fund Class R6 Shares (a)	10,189	382,172
Total U.S. Equity		1,627,832
Total Investment Companies (Cost $1,866,595)		2,735,674
Exchange-Traded Funds — 27.9%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	169	15,809
JPMorgan Realty Income ETF (a)	1,003	47,413
Total Alternative Assets		63,222
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	367	16,932
International Equity — 22.4%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,814	105,264
JPMorgan Global Select Equity ETF (a)	5,183	311,179
JPMorgan International Research Enhanced Equity ETF (a)	7,650	447,622
Total International Equity		864,065
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,401	134,780
Total Exchange-Traded Funds (Cost $945,728)		1,078,999
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,301)	2,300	2,300
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $64,810)	64,810	64,810
Total Investments — 100.5% (Cost $2,879,434)		3,881,783
Liabilities in Excess of Other Assets — (0.5)%		(19,182)
NET ASSETS — 100.0%		3,862,601

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	1,264	03/21/2025	USD	67,858	(2,006)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	9

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 67.8%
Fixed Income — 11.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,822	79,157
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	33,339	237,370
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,802	11,190
JPMorgan High Yield Fund Class R6 Shares (a)	3,145	20,414
Total Fixed Income		348,131
International Equity — 10.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	868	26,283
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,556	73,442
JPMorgan International Equity Fund Class R6 Shares (a)	10,988	204,592
Total International Equity		304,317
U.S. Equity — 46.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,563	321,793
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	389	21,256
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	925	20,657
JPMorgan Small Cap Value Fund Class R6 Shares (a)	749	20,644
JPMorgan U.S. Equity Fund Class R6 Shares (a)	13,532	338,167
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,795	338,325
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,676	325,439
Total U.S. Equity		1,386,281
Total Investment Companies (Cost $1,392,731)		2,038,729
Exchange-Traded Funds — 30.8%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	143	13,418
JPMorgan Realty Income ETF (a)	853	40,312
Total Alternative Assets		53,730
Fixed Income — 0.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	440	20,286
International Equity — 24.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,461	92,084
JPMorgan Global Select Equity ETF (a)	4,414	264,993
JPMorgan International Research Enhanced Equity ETF (a)	6,510	380,900
Total International Equity		737,977
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 3.8%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,192	114,677
Total Exchange-Traded Funds (Cost $818,237)		926,670
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,822)	1,821	1,821
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $54,822)	54,822	54,822
Total Investments — 100.5% (Cost $2,267,612)		3,022,042
Liabilities in Excess of Other Assets — (0.5)%		(15,361)
NET ASSETS — 100.0%		3,006,681

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	983	03/21/2025	USD	52,772	(1,561)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	11

JPMorgan SmartRetirement® 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.6%
Fixed Income — 7.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,676	47,318
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	19,921	141,840
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,113	6,913
JPMorgan High Yield Fund Class R6 Shares (a)	1,917	12,443
Total Fixed Income		208,514
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	865	26,180
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,366	70,377
JPMorgan International Equity Fund Class R6 Shares (a)	10,525	195,973
Total International Equity		292,530
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,244	308,241
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	371	20,293
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	885	19,746
JPMorgan Small Cap Value Fund Class R6 Shares (a)	716	19,735
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,964	323,981
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,468	324,116
JPMorgan Value Advantage Fund Class R6 Shares (a)	8,312	311,769
Total U.S. Equity		1,327,881
Total Investment Companies (Cost $1,209,518)		1,828,925
Exchange-Traded Funds — 32.2%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	138	12,910
JPMorgan Realty Income ETF (a)	819	38,728
Total Alternative Assets		51,638
Fixed Income — 0.5%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	268	12,365
International Equity — 25.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,394	89,567
JPMorgan Global Select Equity ETF (a)	4,228	253,863
JPMorgan International Research Enhanced Equity ETF (a)	6,237	364,889
Total International Equity		708,319
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,143	109,939
Total Exchange-Traded Funds (Cost $777,609)		882,261
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,673)	1,673	1,673
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $50,096)	50,096	50,096
Total Investments — 100.7% (Cost $2,038,896)		2,762,955
Liabilities in Excess of Other Assets — (0.7)%		(18,327)
NET ASSETS — 100.0%		2,744,628

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	899	03/21/2025	USD	48,263	(1,427)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	13

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.8%
Fixed Income — 7.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,036	30,723
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,934	92,095
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	723	4,488
JPMorgan High Yield Fund Class R6 Shares (a)	1,245	8,079
Total Fixed Income		135,385
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	562	16,998
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,835	45,695
JPMorgan International Equity Fund Class R6 Shares (a)	6,833	127,242
Total International Equity		189,935
U.S. Equity — 48.5%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,704	200,144
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	241	13,176
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	574	12,821
JPMorgan Small Cap Value Fund Class R6 Shares (a)	465	12,813
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,417	210,354
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,849	210,446
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,397	202,425
Total U.S. Equity		862,179
Total Investment Companies (Cost $851,907)		1,187,499
Exchange-Traded Funds — 32.2%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	89	8,382
JPMorgan Realty Income ETF (a)	532	25,145
Total Alternative Assets		33,527
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	174	8,028
International Equity — 25.9%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,555	58,154
JPMorgan Global Select Equity ETF (a)	2,745	164,827
JPMorgan International Research Enhanced Equity ETF (a)	4,049	236,914
Total International Equity		459,895
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	742	71,381
Total Exchange-Traded Funds (Cost $505,966)		572,831
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,194)	1,194	1,194
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $33,877)	33,877	33,877
Total Investments — 101.0% (Cost $1,392,944)		1,795,401
Liabilities in Excess of Other Assets — (1.0)%		(17,463)
NET ASSETS — 100.0%		1,777,938

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	583	03/21/2025	USD	31,298	(926)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	15

JPMorgan SmartRetirement® 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.7%
Fixed Income — 7.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,281	12,966
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	5,459	38,866
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	305	1,894
JPMorgan High Yield Fund Class R6 Shares (a)	525	3,409
Total Fixed Income		57,135
International Equity — 10.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	237	7,174
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,196	19,284
JPMorgan International Equity Fund Class R6 Shares (a)	2,884	53,699
Total International Equity		80,157
U.S. Equity — 48.4%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	1,985	84,470
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	102	5,560
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	242	5,410
JPMorgan Small Cap Value Fund Class R6 Shares (a)	196	5,407
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,553	88,776
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,046	88,810
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,278	85,427
Total U.S. Equity		363,860
Total Investment Companies (Cost $406,539)		501,152
Exchange-Traded Funds — 32.1%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	38	3,537
JPMorgan Realty Income ETF (a)	224	10,612
Total Alternative Assets		14,149
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	74	3,388
International Equity — 25.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	656	24,541
JPMorgan Global Select Equity ETF (a)	1,159	69,560
JPMorgan International Research Enhanced Equity ETF (a)	1,709	99,981
Total International Equity		194,082
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	313	30,124
Total Exchange-Traded Funds (Cost $216,689)		241,743
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $536)	536	536
	SHARES (000)
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $15,534)	15,534	15,534
Total Investments — 101.0% (Cost $639,298)		758,965
Liabilities in Excess of Other Assets — (1.0)%		(7,413)
NET ASSETS — 100.0%		751,552

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	246	03/21/2025	USD	13,207	(391)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	17

JPMorgan SmartRetirement® 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 65.9%
Fixed Income — 7.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	89	907
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	382	2,719
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	21	133
JPMorgan High Yield Fund Class R6 Shares (a)	37	238
Total Fixed Income		3,997
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	16	502
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	84	1,349
JPMorgan International Equity Fund Class R6 Shares (a)	202	3,756
Total International Equity		5,607
U.S. Equity — 47.8%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	139	5,910
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	7	389
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	17	378
JPMorgan Small Cap Value Fund Class R6 Shares (a)	14	378
JPMorgan U.S. Equity Fund Class R6 Shares (a)	249	6,210
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	143	6,212
JPMorgan Value Advantage Fund Class R6 Shares (a)	159	5,976
Total U.S. Equity		25,453
Total Investment Companies (Cost $33,657)		35,057
Exchange-Traded Funds — 31.8%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2	248
JPMorgan Realty Income ETF (a)	16	742
Total Alternative Assets		990
Fixed Income — 0.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	5	237
International Equity — 25.5%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	46	1,717
JPMorgan Global Select Equity ETF (a)	81	4,866
JPMorgan International Research Enhanced Equity ETF (a)	120	6,993
Total International Equity		13,576
INVESTMENTS	SHARES (000)	VALUE ($000)

U.S. Equity — 4.0%
SPDR S&P MidCap 400 ETF Trust	4	2,111
Total Exchange-Traded Funds (Cost $16,697)		16,914
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $83)	83	83
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $1,351)	1,351	1,351
Total Investments — 100.4% (Cost $51,788)		53,405
Liabilities in Excess of Other Assets — (0.4)%		(191)
NET ASSETS — 100.0%		53,214

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	17	03/21/2025	USD	913	(27)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
ASSETS:
Investments in non-affiliates, at value	$—	$—	$—	$2,437
Investments in affiliates, at value	1,016,761	1,166,282	2,610,051	4,129,000
Cash	184	207	265	233
Receivables:
Investment securities sold	9,696	9,250	27,191	24,893
Fund shares sold	1,501	1,685	3,287	5,333
Interest from non-affiliates	—	—	—	43
Dividends from affiliates	255	295	548	462
Due from adviser	23	25	34	39
Total Assets	1,028,420	1,177,744	2,641,376	4,162,440
LIABILITIES:
Payables:
Distributions	1,087	1,385	2,498	3,359
Investment securities purchased	5,511	6,719	21,899	36,396
Fund shares redeemed	2,572	3,626	7,337	15,480
Variation margin on futures contracts	—	—	—	226
Accrued liabilities:
Distribution fees	88	88	157	236
Service fees	64	86	170	286
Custodian and accounting fees	6	8	15	21
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	— (a)	1
Other	63	57	62	82
Total Liabilities	9,391	11,969	32,138	56,087
Net Assets	$1,019,029	$1,165,775	$2,609,238	$4,106,353

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
NET ASSETS:
Paid-in-Capital	$937,010	$1,066,348	$2,398,810	$3,605,682
Total distributable earnings (loss)	82,019	99,427	210,428	500,671
Total Net Assets	$1,019,029	$1,165,775	$2,609,238	$4,106,353
Net Assets:
Class A	$304,243	$264,903	$486,095	$682,632
Class C	2,724	3,923	9,315	10,110
Class I	54,943	60,645	92,866	202,018
Class R2	44,816	61,787	99,364	177,927
Class R3	3,934	5,389	13,910	19,251
Class R4	2,451	11,216	2,612	37,229
Class R5	233,106	250,322	547,880	969,848
Class R6	372,812	507,590	1,357,196	2,007,338
Total	$1,019,029	$1,165,775	$2,609,238	$4,106,353
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	19,879	16,996	29,299	37,356
Class C	178	252	562	560
Class I	3,579	3,868	5,575	11,009
Class R2	2,937	3,980	6,021	9,798
Class R3	258	347	844	1,054
Class R4	160	719	157	2,038
Class R5	15,157	15,960	32,884	52,660
Class R6	24,256	32,376	81,467	109,061
Net Asset Value (a):
Class A — Redemption price per share	$15.30	$15.59	$16.59	$18.27
Class C — Offering price per share (b)	15.32	15.57	16.56	18.03
Class I — Offering and redemption price per share	15.35	15.68	16.66	18.35
Class R2 — Offering and redemption price per share	15.26	15.52	16.50	18.16
Class R3 — Offering and redemption price per share	15.27	15.60	16.50	18.26
Class R4 — Offering and redemption price per share	15.34	15.59	16.63	18.27
Class R5 — Offering and redemption price per share	15.38	15.68	16.66	18.42
Class R6 — Offering and redemption price per share	15.37	15.68	16.66	18.41
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$16.02	$16.32	$17.37	$19.13
Cost of investments in non-affiliates	$—	$—	$—	$2,438
Cost of investments in affiliates	904,025	1,039,076	2,349,608	3,576,963

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	21

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
ASSETS:
Investments in non-affiliates, at value	$2,244	$2,300	$1,821	$1,673
Investments in affiliates, at value	3,807,861	3,879,483	3,020,221	2,761,282
Cash	240	238	202	174
Receivables:
Investment securities sold	30,402	38,148	27,448	25,455
Fund shares sold	4,505	4,000	3,355	3,898
Interest from non-affiliates	40	41	32	29
Dividends from affiliates	183	128	150	94
Due from adviser	39	37	35	32
Total Assets	3,845,514	3,924,375	3,053,264	2,792,637
LIABILITIES:
Payables:
Distributions	2,662	2,403	1,786	1,678
Investment securities purchased	33,892	37,513	31,448	29,077
Fund shares redeemed	11,199	21,068	12,742	16,669
Variation margin on futures contracts	208	214	165	152
Accrued liabilities:
Distribution fees	217	211	174	157
Service fees	231	262	185	192
Custodian and accounting fees	18	18	15	13
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	1	— (a)
Other	65	85	67	71
Total Liabilities	48,493	61,774	46,583	48,009
Net Assets	$3,797,021	$3,862,601	$3,006,681	$2,744,628

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
NET ASSETS:
Paid-in-Capital	$2,997,916	$2,816,761	$2,204,786	$1,970,070
Total distributable earnings (loss)	799,105	1,045,840	801,895	774,558
Total Net Assets	$3,797,021	$3,862,601	$3,006,681	$2,744,628
Net Assets:
Class A	$617,231	$614,025	$501,810	$430,123
Class C	7,861	10,922	6,121	8,072
Class I	125,026	182,340	96,652	143,519
Class R2	167,577	152,250	131,038	122,619
Class R3	23,345	18,714	17,503	18,230
Class R4	2,850	45,726	2,638	9,985
Class R5	748,692	895,612	597,853	679,485
Class R6	2,104,439	1,943,012	1,653,066	1,332,595
Total	$3,797,021	$3,862,601	$3,006,681	$2,744,628
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	31,529	28,686	23,180	19,178
Class C	407	525	290	369
Class I	6,333	8,473	4,433	6,356
Class R2	8,610	7,189	6,119	5,529
Class R3	1,200	874	813	817
Class R4	144	2,136	121	443
Class R5	37,902	41,456	27,383	30,015
Class R6	106,550	89,980	75,752	58,840
Net Asset Value (a):
Class A — Redemption price per share	$19.58	$21.41	$21.65	$22.43
Class C — Offering price per share (b)	19.30	20.80	21.12	21.85
Class I — Offering and redemption price per share	19.74	21.52	21.80	22.58
Class R2 — Offering and redemption price per share	19.46	21.18	21.41	22.18
Class R3 — Offering and redemption price per share	19.45	21.41	21.53	22.32
Class R4 — Offering and redemption price per share	19.75	21.41	21.76	22.51
Class R5 — Offering and redemption price per share	19.75	21.60	21.83	22.64
Class R6 — Offering and redemption price per share	19.75	21.59	21.82	22.65
Class A maximum sales charge	4.50%	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$20.50	$22.42	$22.67	$23.49
Cost of investments in non-affiliates	$2,245	$2,301	$1,822	$1,673
Cost of investments in affiliates	3,024,774	2,877,133	2,265,790	2,037,223

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	23

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$1,194	$536	$2,194
Investments in affiliates, at value	1,794,207	758,429	51,211
Cash	130	56	4
Receivables:
Investment securities sold	11,549	3,750	57
Fund shares sold	2,964	1,808	381
Interest from non-affiliates	21	10	1
Dividends from non-affiliates	—	—	7
Dividends from affiliates	61	25	2
Due from adviser	25	25	27
Other assets	—	—	49
Total Assets	1,810,151	764,639	53,933
LIABILITIES:
Payables:
Distributions	1,072	342	— (a)
Investment securities purchased	15,377	6,639	576
Fund shares redeemed	15,345	5,964	90
Variation margin on futures contracts	98	41	3
Accrued liabilities:
Distribution fees	106	25	1
Service fees	119	41	2
Custodian and accounting fees	9	6	8
Trustees’ and Chief Compliance Officer’s fees	1	1	3
Other	86	28	36
Total Liabilities	32,213	13,087	719
Net Assets	$1,777,938	$751,552	$53,214

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
NET ASSETS:
Paid-in-Capital	$1,357,026	$635,981	$50,501
Total distributable earnings (loss)	420,912	115,571	2,713
Total Net Assets	$1,777,938	$751,552	$53,214
Net Assets:
Class A	$263,985	$70,102	$4,848
Class C	5,098	3,306	80
Class I	55,210	35,769	544
Class R2	99,924	14,377	51
Class R3	9,477	7,822	41
Class R4	1,390	6,142	29
Class R5	467,296	183,514	13,909
Class R6	875,558	430,520	33,712
Total	$1,777,938	$751,552	$53,214
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,725	3,071	241
Class C	190	147	4
Class I	2,026	1,562	28
Class R2	3,708	633	2
Class R3	350	344	2
Class R4	51	269	2
Class R5	17,125	8,012	689
Class R6	32,069	18,758	1,668
Net Asset Value (a):
Class A — Redemption price per share	$27.15	$22.83	$20.12
Class C — Offering price per share (b)	26.69	22.52	20.13
Class I — Offering and redemption price per share	27.26	22.90	20.17
Class R2 — Offering and redemption price per share	26.95	22.69	20.18
Class R3 — Offering and redemption price per share	27.04	22.84	20.21
Class R4 — Offering and redemption price per share	27.27	22.84	20.21
Class R5 — Offering and redemption price per share	27.29	22.90	20.19
Class R6 — Offering and redemption price per share	27.30	22.95	20.21
Class A maximum sales charge	4.50%	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$28.43	$23.91	$21.07
Cost of investments in non-affiliates	$1,194	$536	$2,046
Cost of investments in affiliates	1,391,750	638,762	49,742

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	25

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$7	$9	$31	$102
Interest income from affiliates	—	—	—	— (a)
Dividend income from affiliates	20,504	23,830	50,824	72,798
Total investment income	20,511	23,839	50,855	72,900
EXPENSES:
Distribution fees:
Class A	399	352	648	897
Class C	12	16	38	42
Class R2	121	164	264	470
Class R3	5	8	19	25
Service fees:
Class A	399	352	648	897
Class C	4	6	13	14
Class I	76	87	143	281
Class R2	60	82	132	235
Class R3	5	8	19	25
Class R4	3	15	3	47
Class R5	122	134	287	500
Custodian and accounting fees	16	19	38	58
Interest expense to affiliates	—	—	—	— (a)
Professional fees	20	20	23	26
Trustees’ and Chief Compliance Officer’s fees	14	14	16	19
Printing and mailing costs	21	22	26	31
Registration and filing fees	55	62	78	74
Transfer agency fees (See Note 2.H.)	45	33	45	59
Other	10	10	17	31
Total expenses	1,387	1,404	2,457	3,731
Less fees waived	(286)	(154)	(191)	(262)
Less expense reimbursements	(142)	(153)	(208)	(241)
Net expenses	959	1,097	2,058	3,228
Net investment income (loss)	19,552	22,742	48,797	69,672

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® Income Fund	JPMorgan SmartRetirement® 2020 Fund	JPMorgan SmartRetirement® 2025 Fund	JPMorgan SmartRetirement® 2030 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$14	$10	$5	$11
Investments in affiliates	8,998	16,074	25,114	38,349
Futures contracts	—	—	—	— (a)
Net realized gain (loss)	9,012	16,084	25,119	38,360
Distribution of capital gains received from investment company affiliates	10,829	12,422	31,456	63,428
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	—	1	2	7
Investments in affiliates	(6,627)	(11,882)	(18,464)	(34,161)
Futures contracts	—	—	—	(2,288)
Foreign currency translations	—	(1)	—	—
Change in net unrealized appreciation/depreciation	(6,627)	(11,882)	(18,462)	(36,442)
Net realized/unrealized gains (losses)	13,214	16,624	38,113	65,346
Change in net assets resulting from operations	$32,766	$39,366	$86,910	$135,018

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	27

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$109	$94	$73	$56
Interest income from affiliates	— (a)	1	— (a)	1
Dividend income from affiliates	65,623	62,543	45,690	40,487
Total investment income	65,732	62,638	45,763	40,544
EXPENSES:
Distribution fees:
Class A	800	798	645	553
Class C	31	43	24	31
Class R2	445	401	335	323
Class R3	30	24	23	24
Service fees:
Class A	800	798	645	553
Class C	11	14	8	11
Class I	177	246	136	193
Class R2	222	200	168	161
Class R3	30	24	23	24
Class R4	4	58	3	13
Class R5	380	455	303	345
Custodian and accounting fees	52	54	43	39
Interest expense to affiliates	— (a)	— (a)	— (a)	— (a)
Professional fees	25	25	23	24
Trustees’ and Chief Compliance Officer’s fees	18	18	17	16
Printing and mailing costs	30	32	30	31
Registration and filing fees	82	76	74	72
Transfer agency fees (See Note 2.H.)	54	57	47	43
Other	29	28	23	21
Total expenses	3,220	3,351	2,570	2,477
Less fees waived	(234)	(236)	(190)	(165)
Less expense reimbursements	(239)	(236)	(215)	(208)
Net expenses	2,747	2,879	2,165	2,104
Net investment income (loss)	62,985	59,759	43,598	38,440

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2035 Fund	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$9	$11	$11	$8
Investments in affiliates	37,698	41,851	25,729	19,650
Futures contracts	(22)	(58)	(41)	(22)
Net realized gain (loss)	37,685	41,804	25,699	19,636
Distribution of capital gains received from investment company affiliates	84,341	98,413	83,582	80,344
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8	6	5	5
Investments in affiliates	(47,254)	(54,374)	(39,436)	(33,175)
Futures contracts	(2,107)	(2,147)	(1,671)	(1,528)
Change in net unrealized appreciation/depreciation	(49,353)	(56,515)	(41,102)	(34,698)
Net realized/unrealized gains (losses)	72,673	83,702	68,179	65,282
Change in net assets resulting from operations	$135,658	$143,461	$111,777	$103,722
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	29

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$40	$21	$2
Interest income from affiliates	— (a)	—	—
Dividend income from non-affiliates	—	—	12
Dividend income from affiliates	26,126	10,969	708
Total investment income	26,166	10,990	722
EXPENSES:
Distribution fees:
Class A	335	86	5
Class C	20	13	— (a)
Class R2	257	36	— (a)
Class R3	13	10	— (a)
Service fees:
Class A	335	86	5
Class C	7	4	— (a)
Class I	79	45	1
Class R2	128	18	— (a)
Class R3	13	10	— (a)
Class R4	2	8	— (a)
Class R5	237	91	6
Custodian and accounting fees	26	14	16
Interest expense to affiliates	— (a)	— (a)	—
Professional fees	22	20	22
Trustees’ and Chief Compliance Officer’s fees	15	14	15
Printing and mailing costs	32	25	17
Registration and filing fees	60	70	80
Transfer agency fees (See Note 2.H.)	29	17	5
Other	13	9	8
Total expenses	1,623	576	180
Less fees waived	(100)	(30)	(3)
Less expense reimbursements	(176)	(159)	(161)
Net expenses	1,347	387	16
Net investment income (loss)	24,819	10,603	706

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund	JPMorgan SmartRetirement® 2065 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$6	$2	$1
Investments in affiliates	6,170	1,341	(15)
Futures contracts	(103)	(46)	(9)
Net realized gain (loss)	6,073	1,297	(23)
Distribution of capital gains received from investment company affiliates	51,840	21,703	1,498
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3	2	83
Investments in affiliates	(16,416)	(6,424)	(1,191)
Futures contracts	(990)	(416)	(28)
Change in net unrealized appreciation/depreciation	(17,403)	(6,838)	(1,136)
Net realized/unrealized gains (losses)	40,510	16,162	339
Change in net assets resulting from operations	$65,329	$26,765	$1,045
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,552	$34,897	$22,742	$44,592
Net realized gain (loss)	9,012	12,699	16,084	33,151
Distributions of capital gains received from investment company affiliates	10,829	1,713	12,422	2,236
Change in net unrealized appreciation/depreciation	(6,627)	52,113	(11,882)	47,707
Change in net assets resulting from operations	32,766	101,422	39,366	127,686
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,815)	(10,051)	(11,944)	(9,371)
Class C	(72)	(104)	(150)	(119)
Class I	(1,995)	(2,157)	(2,785)	(2,784)
Class R2	(1,413)	(1,248)	(2,582)	(1,838)
Class R3	(131)	(142)	(228)	(267)
Class R4	(89)	(73)	(523)	(415)
Class R5	(8,798)	(9,230)	(12,002)	(11,840)
Class R6	(14,463)	(12,954)	(24,872)	(20,743)
Total distributions to shareholders	(37,776)	(35,959)	(55,086)	(47,377)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(32,330)	(222,076)	(85,553)	(462,482)
NET ASSETS:
Change in net assets	(37,340)	(156,613)	(101,273)	(382,173)
Beginning of period	1,056,369	1,212,982	1,267,048	1,649,221
End of period	$1,019,029	$1,056,369	$1,165,775	$1,267,048
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48,797	$87,800	$69,672	$113,528
Net realized gain (loss)	25,119	42,560	38,360	84,906
Distributions of capital gains received from investment company affiliates	31,456	5,484	63,428	9,827
Change in net unrealized appreciation/depreciation	(18,462)	156,478	(36,442)	286,191
Change in net assets resulting from operations	86,910	292,322	135,018	494,452
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(21,096)	(14,772)	(35,071)	(17,174)
Class C	(345)	(228)	(459)	(241)
Class I	(4,141)	(4,110)	(10,638)	(5,818)
Class R2	(4,031)	(2,617)	(8,645)	(3,815)
Class R3	(587)	(494)	(960)	(543)
Class R4	(118)	(61)	(1,986)	(876)
Class R5	(25,677)	(21,915)	(52,919)	(30,324)
Class R6	(64,686)	(45,726)	(110,897)	(54,753)
Total distributions to shareholders	(120,681)	(89,923)	(221,575)	(113,544)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(95,058)	(751,497)	47,705	(760,901)
NET ASSETS:
Change in net assets	(128,829)	(549,098)	(38,852)	(379,993)
Beginning of period	2,738,067	3,287,165	4,145,205	4,525,198
End of period	$2,609,238	$2,738,067	$4,106,353	$4,145,205
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$62,985	$87,373	$59,759	$77,651
Net realized gain (loss)	37,685	112,978	41,804	144,948
Distributions of capital gains received from investment company affiliates	84,341	27,054	98,413	31,291
Change in net unrealized appreciation/depreciation	(49,353)	275,885	(56,515)	303,691
Change in net assets resulting from operations	135,658	503,290	143,461	557,581
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(27,968)	(12,132)	(27,985)	(10,808)
Class C	(317)	(115)	(454)	(135)
Class I	(5,815)	(2,972)	(8,565)	(3,558)
Class R2	(7,145)	(2,874)	(6,571)	(2,281)
Class R3	(1,040)	(495)	(833)	(338)
Class R4	(134)	(47)	(2,185)	(754)
Class R5	(36,333)	(19,148)	(43,681)	(19,750)
Class R6	(103,151)	(46,277)	(96,303)	(38,566)
Total distributions to shareholders	(181,903)	(84,060)	(186,577)	(76,190)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	100,524	(564,673)	84,977	(624,676)
NET ASSETS:
Change in net assets	54,279	(145,443)	41,861	(143,285)
Beginning of period	3,742,742	3,888,185	3,820,740	3,964,025
End of period	$3,797,021	$3,742,742	$3,862,601	$3,820,740
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,598	$52,686	$38,440	$43,707
Net realized gain (loss)	25,699	101,691	19,636	81,250
Distributions of capital gains received from investment company affiliates	83,582	26,040	80,344	23,714
Change in net unrealized appreciation/depreciation	(41,102)	271,386	(34,698)	270,096
Change in net assets resulting from operations	111,777	451,803	103,722	418,767
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,807)	(7,273)	(10,236)	(5,894)
Class C	(223)	(66)	(152)	(74)
Class I	(4,096)	(1,847)	(3,621)	(2,291)
Class R2	(5,125)	(1,581)	(2,561)	(1,434)
Class R3	(711)	(262)	(405)	(316)
Class R4	(115)	(34)	(259)	(135)
Class R5	(26,685)	(12,521)	(18,466)	(12,257)
Class R6	(74,707)	(28,324)	(37,137)	(21,359)
Total distributions to shareholders	(132,469)	(51,908)	(72,837)	(43,760)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	98,049	(507,832)	39,257	(400,215)
NET ASSETS:
Change in net assets	77,357	(107,937)	70,142	(25,208)
Beginning of period	2,929,324	3,037,261	2,674,486	2,699,694
End of period	$3,006,681	$2,929,324	$2,744,628	$2,674,486
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,819	$27,301	$10,603	$10,334
Net realized gain (loss)	6,073	22,111	1,297	(508)
Distributions of capital gains received from investment company affiliates	51,840	14,804	21,703	5,329
Change in net unrealized appreciation/depreciation	(17,403)	200,108	(6,838)	85,696
Change in net assets resulting from operations	65,329	264,324	26,765	100,851
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(5,655)	(3,445)	(1,912)	(770)
Class C	(77)	(54)	(75)	(26)
Class I	(1,238)	(1,120)	(1,026)	(383)
Class R2	(1,838)	(1,099)	(354)	(140)
Class R3	(187)	(159)	(206)	(106)
Class R4	(32)	(14)	(179)	(71)
Class R5	(11,624)	(7,883)	(5,625)	(2,939)
Class R6	(22,271)	(13,509)	(13,380)	(5,751)
Total distributions to shareholders	(42,922)	(27,283)	(22,757)	(10,186)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	56,705	(225,756)	65,740	(15,011)
NET ASSETS:
Change in net assets	79,112	11,285	69,748	75,654
Beginning of period	1,698,826	1,687,541	681,804	606,150
End of period	$1,777,938	$1,698,826	$751,552	$681,804
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$706	$208
Net realized gain (loss)	(23)	(51)
Distributions of capital gains received from investment company affiliates	1,498	79
Change in net unrealized appreciation/depreciation	(1,136)	2,471
Change in net assets resulting from operations	1,045	2,707
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(95)	(21)
Class C	(1)	(1)
Class I	(11)	(2)
Class R2	(1)	— (a)
Class R3	(1)	— (a)
Class R4	— (a)	— (a)
Class R5	(301)	(9)
Class R6	(746)	(138)
Total distributions to shareholders	(1,156)	(171)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	23,294	23,379
NET ASSETS:
Change in net assets	23,183	25,915
Beginning of period	30,031	4,116
End of period	$53,214	$30,031

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$8,137	$21,388	$8,505	$23,735
Distributions reinvested	10,527	9,715	11,568	8,938
Cost of shares redeemed	(31,565)	(90,563)	(38,196)	(118,508)
Change in net assets resulting from Class A capital transactions	(12,901)	(59,460)	(18,123)	(85,835)
Class C
Proceeds from shares issued	11	190	64	212
Distributions reinvested	72	104	148	116
Cost of shares redeemed	(980)	(2,359)	(699)	(2,869)
Change in net assets resulting from Class C capital transactions	(897)	(2,065)	(487)	(2,541)
Class I
Proceeds from shares issued	2,392	7,415	2,677	6,892
Distributions reinvested	1,973	2,138	2,758	2,766
Cost of shares redeemed	(13,421)	(21,784)	(21,751)	(38,446)
Change in net assets resulting from Class I capital transactions	(9,056)	(12,231)	(16,316)	(28,788)
Class R2
Proceeds from shares issued	3,344	8,536	3,689	8,936
Distributions reinvested	1,392	1,232	2,565	1,827
Cost of shares redeemed	(8,309)	(12,347)	(9,908)	(25,004)
Change in net assets resulting from Class R2 capital transactions	(3,573)	(2,579)	(3,654)	(14,241)
Class R3
Proceeds from shares issued	419	1,061	411	1,962
Distributions reinvested	86	101	163	219
Cost of shares redeemed	(1,798)	(1,988)	(4,106)	(2,983)
Change in net assets resulting from Class R3 capital transactions	(1,293)	(826)	(3,532)	(802)
Class R4
Proceeds from shares issued	34	364	179	407
Distributions reinvested	89	73	523	415
Cost of shares redeemed	(151)	(3,138)	(1,409)	(4,453)
Change in net assets resulting from Class R4 capital transactions	(28)	(2,701)	(707)	(3,631)
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$13,679	$38,397	$11,575	$39,180
Distributions reinvested	8,763	9,202	11,995	11,830
Cost of shares redeemed	(30,819)	(114,751)	(40,768)	(175,100)
Change in net assets resulting from Class R5 capital transactions	(8,377)	(67,152)	(17,198)	(124,090)
Class R6
Proceeds from shares issued	50,271	75,520	56,375	101,391
Distributions reinvested	13,786	12,361	23,663	19,766
Cost of shares redeemed	(60,262)	(162,943)	(105,574)	(323,711)
Change in net assets resulting from Class R6 capital transactions	3,795	(75,062)	(25,536)	(202,554)
Total change in net assets resulting from capital transactions	$(32,330)	$(222,076)	$(85,553)	$(462,482)
SHARE TRANSACTIONS:
Class A
Issued	511	1,470	520	1,576
Reinvested	688	661	734	590
Redeemed	(1,981)	(6,221)	(2,332)	(7,908)
Change in Class A Shares	(782)	(4,090)	(1,078)	(5,742)
Class C
Issued	1	13	4	14
Reinvested	5	7	9	8
Redeemed	(62)	(162)	(43)	(192)
Change in Class C Shares	(56)	(142)	(30)	(170)
Class I
Issued	148	498	162	456
Reinvested	128	145	174	182
Redeemed	(842)	(1,472)	(1,327)	(2,529)
Change in Class I Shares	(566)	(829)	(991)	(1,891)
Class R2
Issued	212	579	227	588
Reinvested	91	84	164	121
Redeemed	(525)	(848)	(608)	(1,668)
Change in Class R2 Shares	(222)	(185)	(217)	(959)
Class R3
Issued	26	73	26	129
Reinvested	6	7	11	15
Redeemed	(115)	(137)	(255)	(197)
Change in Class R3 Shares	(83)	(57)	(218)	(53)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® Income Fund		JPMorgan SmartRetirement® 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R4
Issued	2	25	11	28
Reinvested	6	5	33	27
Redeemed	(9)	(221)	(85)	(296)
Change in Class R4 Shares	(1)	(191)	(41)	(241)
Class R5
Issued	853	2,640	706	2,601
Reinvested	570	622	757	776
Redeemed	(1,925)	(7,808)	(2,471)	(11,570)
Change in Class R5 Shares	(502)	(4,546)	(1,008)	(8,193)
Class R6
Issued	3,137	5,119	3,408	6,690
Reinvested	897	836	1,494	1,298
Redeemed	(3,747)	(11,038)	(6,382)	(21,247)
Change in Class R6 Shares	287	(5,083)	(1,480)	(13,259)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$23,630	$56,941	$32,422	$82,391
Distributions reinvested	20,199	14,007	34,053	16,471
Cost of shares redeemed	(80,021)	(187,765)	(94,197)	(229,080)
Change in net assets resulting from Class A capital transactions	(36,192)	(116,817)	(27,722)	(130,218)
Class C
Proceeds from shares issued	332	780	505	1,441
Distributions reinvested	340	221	451	233
Cost of shares redeemed	(1,945)	(5,946)	(2,173)	(5,433)
Change in net assets resulting from Class C capital transactions	(1,273)	(4,945)	(1,217)	(3,759)
Class I
Proceeds from shares issued	4,824	16,958	12,858	39,942
Distributions reinvested	4,111	4,087	10,522	5,769
Cost of shares redeemed	(43,311)	(68,869)	(50,672)	(86,137)
Change in net assets resulting from Class I capital transactions	(34,376)	(47,824)	(27,292)	(40,426)
Class R2
Proceeds from shares issued	5,945	13,919	14,818	25,548
Distributions reinvested	3,983	2,595	8,586	3,794
Cost of shares redeemed	(16,808)	(38,327)	(31,712)	(49,988)
Change in net assets resulting from Class R2 capital transactions	(6,880)	(21,813)	(8,308)	(20,646)
Class R3
Proceeds from shares issued	900	4,775	2,352	8,579
Distributions reinvested	491	423	748	435
Cost of shares redeemed	(5,884)	(6,943)	(8,331)	(9,180)
Change in net assets resulting from Class R3 capital transactions	(4,493)	(1,745)	(5,231)	(166)
Class R4
Proceeds from shares issued	52	213	1,188	2,072
Distributions reinvested	118	61	1,986	876
Cost of shares redeemed	(32)	(2,163)	(1,184)	(6,841)
Change in net assets resulting from Class R4 capital transactions	138	(1,889)	1,990	(3,893)
Class R5
Proceeds from shares issued	32,817	69,631	60,510	122,864
Distributions reinvested	25,635	21,834	52,810	30,221
Cost of shares redeemed	(65,647)	(328,433)	(89,536)	(393,419)
Change in net assets resulting from Class R5 capital transactions	(7,195)	(236,968)	23,784	(240,334)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$141,961	$249,913	$218,792	$369,403
Distributions reinvested	62,611	43,895	106,869	52,613
Cost of shares redeemed	(209,359)	(613,304)	(233,960)	(743,475)
Change in net assets resulting from Class R6 capital transactions	(4,787)	(319,496)	91,701	(321,459)
Total change in net assets resulting from capital transactions	$(95,058)	$(751,497)	$47,705	$(760,901)
SHARE TRANSACTIONS:
Class A
Issued	1,362	3,572	1,683	4,729
Reinvested	1,203	875	1,823	939
Redeemed	(4,584)	(11,893)	(4,872)	(13,303)
Change in Class A Shares	(2,019)	(7,446)	(1,366)	(7,635)
Class C
Issued	19	49	25	86
Reinvested	20	14	25	13
Redeemed	(113)	(379)	(114)	(314)
Change in Class C Shares	(74)	(316)	(64)	(215)
Class I
Issued	276	1,054	664	2,251
Reinvested	244	254	561	328
Redeemed	(2,479)	(4,286)	(2,604)	(4,909)
Change in Class I Shares	(1,959)	(2,978)	(1,379)	(2,330)
Class R2
Issued	344	877	774	1,470
Reinvested	238	163	462	218
Redeemed	(976)	(2,438)	(1,654)	(2,892)
Change in Class R2 Shares	(394)	(1,398)	(418)	(1,204)
Class R3
Issued	52	302	122	491
Reinvested	30	26	40	25
Redeemed	(344)	(435)	(436)	(525)
Change in Class R3 Shares	(262)	(107)	(274)	(9)
Class R4
Issued	3	13	61	118
Reinvested	7	4	107	50
Redeemed	(2)	(139)	(61)	(400)
Change in Class R4 Shares	8	(122)	107	(232)
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2025 Fund		JPMorgan SmartRetirement® 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,873	4,339	3,103	6,967
Reinvested	1,521	1,358	2,805	1,709
Redeemed	(3,753)	(20,559)	(4,609)	(22,436)
Change in Class R5 Shares	(359)	(14,862)	1,299	(13,760)
Class R6
Issued	8,093	15,607	11,200	21,043
Reinvested	3,714	2,730	5,681	2,979
Redeemed	(11,930)	(38,120)	(11,971)	(42,112)
Change in Class R6 Shares	(123)	(19,783)	4,910	(18,090)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$34,075	$85,907	$34,115	$76,052
Distributions reinvested	26,975	11,553	27,128	10,335
Cost of shares redeemed	(79,661)	(170,834)	(79,786)	(183,764)
Change in net assets resulting from Class A capital transactions	(18,611)	(73,374)	(18,543)	(97,377)
Class C
Proceeds from shares issued	359	1,096	646	1,861
Distributions reinvested	309	110	450	134
Cost of shares redeemed	(1,075)	(2,866)	(1,593)	(3,301)
Change in net assets resulting from Class C capital transactions	(407)	(1,660)	(497)	(1,306)
Class I
Proceeds from shares issued	11,049	33,333	11,227	33,475
Distributions reinvested	5,791	2,966	8,518	3,544
Cost of shares redeemed	(41,279)	(57,093)	(38,600)	(71,373)
Change in net assets resulting from Class I capital transactions	(24,439)	(20,794)	(18,855)	(34,354)
Class R2
Proceeds from shares issued	10,137	29,155	8,946	28,256
Distributions reinvested	7,069	2,851	6,510	2,265
Cost of shares redeemed	(25,179)	(48,174)	(23,114)	(47,229)
Change in net assets resulting from Class R2 capital transactions	(7,973)	(16,168)	(7,658)	(16,708)
Class R3
Proceeds from shares issued	2,271	6,641	2,469	6,673
Distributions reinvested	923	434	692	280
Cost of shares redeemed	(6,401)	(11,470)	(5,348)	(9,124)
Change in net assets resulting from Class R3 capital transactions	(3,207)	(4,395)	(2,187)	(2,171)
Class R4
Proceeds from shares issued	116	936	3,438	2,568
Distributions reinvested	134	47	2,185	754
Cost of shares redeemed	(429)	(2,495)	(2,463)	(1,601)
Change in net assets resulting from Class R4 capital transactions	(179)	(1,512)	3,160	1,721
Class R5
Proceeds from shares issued	44,200	108,854	49,960	111,268
Distributions reinvested	36,229	19,085	43,552	19,674
Cost of shares redeemed	(50,933)	(287,855)	(58,404)	(307,950)
Change in net assets resulting from Class R5 capital transactions	29,496	(159,916)	35,108	(177,008)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$227,981	$363,974	$202,515	$339,380
Distributions reinvested	99,956	44,591	93,000	37,055
Cost of shares redeemed	(202,093)	(695,419)	(201,066)	(673,908)
Change in net assets resulting from Class R6 capital transactions	125,844	(286,854)	94,449	(297,473)
Total change in net assets resulting from capital transactions	$100,524	$(564,673)	$84,977	$(624,676)
SHARE TRANSACTIONS:
Class A
Issued	1,661	4,690	1,522	3,856
Reinvested	1,347	629	1,235	520
Redeemed	(3,882)	(9,509)	(3,556)	(9,472)
Change in Class A Shares	(874)	(4,190)	(799)	(5,096)
Class C
Issued	17	61	30	97
Reinvested	16	6	21	7
Redeemed	(53)	(161)	(73)	(173)
Change in Class C Shares	(20)	(94)	(22)	(69)
Class I
Issued	535	1,780	498	1,649
Reinvested	286	160	386	178
Redeemed	(2,000)	(3,111)	(1,720)	(3,627)
Change in Class I Shares	(1,179)	(1,171)	(836)	(1,800)
Class R2
Issued	500	1,596	405	1,441
Reinvested	355	156	299	115
Redeemed	(1,236)	(2,664)	(1,048)	(2,410)
Change in Class R2 Shares	(381)	(912)	(344)	(854)
Class R3
Issued	113	366	109	341
Reinvested	46	24	32	14
Redeemed	(319)	(634)	(240)	(462)
Change in Class R3 Shares	(160)	(244)	(99)	(107)
Class R4
Issued	5	50	151	130
Reinvested	7	3	100	38
Redeemed	(21)	(143)	(108)	(80)
Change in Class R4 Shares	(9)	(90)	143	88
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2035 Fund		JPMorgan SmartRetirement® 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	2,133	5,883	2,202	5,530
Reinvested	1,794	1,031	1,965	982
Redeemed	(2,477)	(15,710)	(2,591)	(15,534)
Change in Class R5 Shares	1,450	(8,796)	1,576	(9,022)
Class R6
Issued	10,941	19,681	8,900	16,966
Reinvested	4,950	2,409	4,199	1,850
Redeemed	(9,695)	(37,613)	(8,833)	(33,740)
Change in Class R6 Shares	6,196	(15,523)	4,266	(14,924)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$32,524	$71,128	$30,772	$72,431
Distributions reinvested	19,994	6,892	9,892	5,597
Cost of shares redeemed	(59,477)	(143,674)	(53,795)	(116,077)
Change in net assets resulting from Class A capital transactions	(6,959)	(65,654)	(13,131)	(38,049)
Class C
Proceeds from shares issued	458	1,275	667	1,272
Distributions reinvested	221	65	149	72
Cost of shares redeemed	(1,040)	(1,968)	(1,002)	(2,322)
Change in net assets resulting from Class C capital transactions	(361)	(628)	(186)	(978)
Class I
Proceeds from shares issued	8,268	25,283	10,259	30,831
Distributions reinvested	4,078	1,840	3,615	2,289
Cost of shares redeemed	(33,412)	(44,483)	(32,626)	(59,585)
Change in net assets resulting from Class I capital transactions	(21,066)	(17,360)	(18,752)	(26,465)
Class R2
Proceeds from shares issued	10,064	21,059	9,898	24,578
Distributions reinvested	5,006	1,553	2,533	1,424
Cost of shares redeemed	(15,738)	(33,159)	(21,074)	(35,833)
Change in net assets resulting from Class R2 capital transactions	(668)	(10,547)	(8,643)	(9,831)
Class R3
Proceeds from shares issued	1,565	6,461	1,671	6,029
Distributions reinvested	624	236	336	280
Cost of shares redeemed	(4,248)	(9,874)	(8,817)	(8,220)
Change in net assets resulting from Class R3 capital transactions	(2,059)	(3,177)	(6,810)	(1,911)
Class R4
Proceeds from shares issued	125	394	878	1,545
Distributions reinvested	115	34	259	135
Cost of shares redeemed	(83)	(896)	(997)	(1,070)
Change in net assets resulting from Class R4 capital transactions	157	(468)	140	610
Class R5
Proceeds from shares issued	44,952	94,561	52,972	111,883
Distributions reinvested	26,590	12,472	18,435	12,210
Cost of shares redeemed	(47,905)	(263,467)	(46,295)	(229,617)
Change in net assets resulting from Class R5 capital transactions	23,637	(156,434)	25,112	(105,524)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$198,868	$314,438	$174,286	$294,670
Distributions reinvested	72,427	27,250	35,603	20,333
Cost of shares redeemed	(165,927)	(595,252)	(148,362)	(533,070)
Change in net assets resulting from Class R6 capital transactions	105,368	(253,564)	61,527	(218,067)
Total change in net assets resulting from capital transactions	$98,049	$(507,832)	$39,257	$(400,215)
SHARE TRANSACTIONS:
Class A
Issued	1,444	3,608	1,339	3,613
Reinvested	900	347	436	278
Redeemed	(2,636)	(7,464)	(2,336)	(5,877)
Change in Class A Shares	(292)	(3,509)	(561)	(1,986)
Class C
Issued	21	68	29	65
Reinvested	10	3	7	4
Redeemed	(47)	(103)	(44)	(119)
Change in Class C Shares	(16)	(32)	(8)	(50)
Class I
Issued	362	1,270	444	1,510
Reinvested	182	92	158	113
Redeemed	(1,489)	(2,256)	(1,426)	(3,015)
Change in Class I Shares	(945)	(894)	(824)	(1,392)
Class R2
Issued	451	1,078	436	1,241
Reinvested	228	79	114	71
Redeemed	(713)	(1,697)	(928)	(1,809)
Change in Class R2 Shares	(34)	(540)	(378)	(497)
Class R3
Issued	70	334	73	303
Reinvested	28	12	15	14
Redeemed	(192)	(506)	(390)	(408)
Change in Class R3 Shares	(94)	(160)	(302)	(91)
Class R4
Issued	5	20	38	77
Reinvested	5	2	11	7
Redeemed	(4)	(48)	(43)	(55)
Change in Class R4 Shares	6	(26)	6	29
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2045 Fund		JPMorgan SmartRetirement® 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,973	4,718	2,287	5,502
Reinvested	1,188	624	807	601
Redeemed	(2,114)	(13,337)	(1,999)	(11,455)
Change in Class R5 Shares	1,047	(7,995)	1,095	(5,352)
Class R6
Issued	8,678	15,711	7,465	14,459
Reinvested	3,237	1,363	1,559	1,002
Redeemed	(7,230)	(29,865)	(6,336)	(26,382)
Change in Class R6 Shares	4,685	(12,791)	2,688	(10,921)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	49

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$31,663	$64,247	$13,619	$27,302
Distributions reinvested	5,489	3,250	1,879	759
Cost of shares redeemed	(37,517)	(79,240)	(11,169)	(18,881)
Change in net assets resulting from Class A capital transactions	(365)	(11,743)	4,329	9,180
Class C
Proceeds from shares issued	275	530	369	960
Distributions reinvested	76	53	60	22
Cost of shares redeemed	(894)	(1,591)	(423)	(415)
Change in net assets resulting from Class C capital transactions	(543)	(1,008)	6	567
Class I
Proceeds from shares issued	5,792	17,600	6,258	13,733
Distributions reinvested	1,235	1,120	1,026	382
Cost of shares redeemed	(23,931)	(34,169)	(4,992)	(12,547)
Change in net assets resulting from Class I capital transactions	(16,904)	(15,449)	2,292	1,568
Class R2
Proceeds from shares issued	10,558	20,950	2,349	3,980
Distributions reinvested	1,798	1,079	354	140
Cost of shares redeemed	(15,893)	(27,327)	(1,961)	(2,675)
Change in net assets resulting from Class R2 capital transactions	(3,537)	(5,298)	742	1,445
Class R3
Proceeds from shares issued	1,887	4,077	1,425	4,010
Distributions reinvested	160	140	193	98
Cost of shares redeemed	(4,790)	(5,643)	(2,712)	(3,968)
Change in net assets resulting from Class R3 capital transactions	(2,743)	(1,426)	(1,094)	140
Class R4
Proceeds from shares issued	121	247	744	1,724
Distributions reinvested	32	14	179	71
Cost of shares redeemed	(25)	(1,335)	(404)	(427)
Change in net assets resulting from Class R4 capital transactions	128	(1,074)	519	1,368
Class R5
Proceeds from shares issued	50,933	103,434	27,622	63,694
Distributions reinvested	11,594	7,800	5,623	2,938
Cost of shares redeemed	(46,342)	(138,346)	(17,945)	(66,460)
Change in net assets resulting from Class R5 capital transactions	16,185	(27,112)	15,300	172
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$145,136	$234,052	$99,239	$165,247
Distributions reinvested	21,359	12,904	12,975	5,507
Cost of shares redeemed	(102,011)	(409,602)	(68,568)	(200,205)
Change in net assets resulting from Class R6 capital transactions	64,484	(162,646)	43,646	(29,451)
Total change in net assets resulting from capital transactions	$56,705	$(225,756)	$65,740	$(15,011)
SHARE TRANSACTIONS:
Class A
Issued	1,143	2,653	579	1,331
Reinvested	201	134	81	37
Redeemed	(1,350)	(3,316)	(475)	(934)
Change in Class A Shares	(6)	(529)	185	434
Class C
Issued	10	23	16	46
Reinvested	2	2	3	1
Redeemed	(33)	(65)	(18)	(20)
Change in Class C Shares	(21)	(40)	1	27
Class I
Issued	208	721	266	657
Reinvested	45	46	44	18
Redeemed	(876)	(1,414)	(208)	(625)
Change in Class I Shares	(623)	(647)	102	50
Class R2
Issued	383	876	100	195
Reinvested	67	45	15	7
Redeemed	(582)	(1,139)	(83)	(130)
Change in Class R2 Shares	(132)	(218)	32	72
Class R3
Issued	68	169	62	195
Reinvested	6	6	9	5
Redeemed	(174)	(231)	(116)	(194)
Change in Class R3 Shares	(100)	(56)	(45)	6
Class R4
Issued	5	9	32	85
Reinvested	1	1	8	3
Redeemed	(1)	(59)	(17)	(21)
Change in Class R4 Shares	5	(49)	23	67
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2055 Fund		JPMorgan SmartRetirement® 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,818	4,226	1,169	3,100
Reinvested	423	319	242	143
Redeemed	(1,661)	(5,717)	(763)	(3,241)
Change in Class R5 Shares	580	(1,172)	648	2
Class R6
Issued	5,165	9,562	4,181	7,968
Reinvested	779	528	557	267
Redeemed	(3,625)	(16,878)	(2,882)	(9,787)
Change in Class R6 Shares	2,319	(6,788)	1,856	(1,552)
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,475	$2,887
Distributions reinvested	95	21
Cost of shares redeemed	(724)	(425)
Change in net assets resulting from Class A capital transactions	1,846	2,483
Class C
Proceeds from shares issued	29	63
Distributions reinvested	1	1
Cost of shares redeemed	(49)	— (a)
Change in net assets resulting from Class C capital transactions	(19)	64
Class I
Proceeds from shares issued	283	238
Distributions reinvested	11	2
Cost of shares redeemed	(62)	(14)
Change in net assets resulting from Class I capital transactions	232	226
Class R2
Proceeds from shares issued	38	19
Distributions reinvested	1	— (a)
Cost of shares redeemed	(34)	(2)
Change in net assets resulting from Class R2 capital transactions	5	17
Class R3
Proceeds from shares issued	17	28
Distributions reinvested	1	— (a)
Cost of shares redeemed	(34)	(4)
Change in net assets resulting from Class R3 capital transactions	(16)	24
Class R4
Proceeds from shares issued	2	— (a)
Distributions reinvested	— (a)	— (a)
Cost of shares redeemed	— (a)	—
Change in net assets resulting from Class R4 capital transactions	2	— (a)
Class R5
Proceeds from shares issued	4,701	10,343
Distributions reinvested	301	9
Cost of shares redeemed	(1,674)	(606)
Change in net assets resulting from Class R5 capital transactions	3,328	9,746

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$23,830	$13,286
Distributions reinvested	746	138
Cost of shares redeemed	(6,660)	(2,605)
Change in net assets resulting from Class R6 capital transactions	17,916	10,819
Total change in net assets resulting from capital transactions	$23,294	$23,379
SHARE TRANSACTIONS:
Class A
Issued	120	160
Reinvested	4	1
Redeemed	(35)	(23)
Change in Class A Shares	89	138
Class C
Issued	1	4
Reinvested	— (a)	— (a)
Redeemed	(2)	— (a)
Change in Class C Shares	(1)	4
Class I
Issued	14	14
Reinvested	1	— (a)
Redeemed	(3)	(1)
Change in Class I Shares	12	13
Class R2
Issued	1	1
Reinvested	— (a)	— (a)
Redeemed	(1)	— (a)
Change in Class R2 Shares	— (a)	1
Class R3
Issued	1	1
Reinvested	— (a)	— (a)
Redeemed	(2)	— (a)
Change in Class R3 Shares	(1)	1
Class R4
Issued	1	— (a)
Reinvested	— (a)	— (a)
Redeemed	— (a)	—
Change in Class R4 Shares	1	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	JPMorgan SmartRetirement® 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	228	553
Reinvested	15	1
Redeemed	(81)	(31)
Change in Class R5 Shares	162	523
Class R6
Issued	1,145	722
Reinvested	37	8
Redeemed	(318)	(139)
Change in Class R6 Shares	864	591
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$15.41	$0.28	$0.17	$0.45	$(0.56)	$—	$(0.56)
Year Ended June 30, 2024	14.48	0.44	0.95	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.17	0.36	0.53	0.89	(0.35)	(0.23)	(0.58)
Year Ended June 30, 2022	17.87	0.32	(2.33)	(2.01)	(0.27)	(1.42)	(1.69)
Year Ended June 30, 2021	16.21	0.30	2.14	2.44	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.14	0.42	0.10	0.52	(0.43)	(2.02)	(2.45)
Class C
Six Months Ended December 31, 2024 (Unaudited)	15.33	0.22	0.19	0.41	(0.42)	—	(0.42)
Year Ended June 30, 2024	14.39	0.34	0.94	1.28	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.06	0.27	0.53	0.80	(0.24)	(0.23)	(0.47)
Year Ended June 30, 2022	17.79	0.21	(2.31)	(2.10)	(0.21)	(1.42)	(1.63)
Year Ended June 30, 2021	16.13	0.19	2.13	2.32	(0.25)	(0.41)	(0.66)
Year Ended June 30, 2020	18.07	0.31	0.09	0.40	(0.32)	(2.02)	(2.34)
Class I
Six Months Ended December 31, 2024 (Unaudited)	15.46	0.29	0.18	0.47	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.53	0.46	0.95	1.41	(0.48)	—	(0.48)
Year Ended June 30, 2023	14.21	0.38	0.54	0.92	(0.37)	(0.23)	(0.60)
Year Ended June 30, 2022	17.91	0.34	(2.34)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.24	0.32	2.15	2.47	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2020	18.18	0.44	0.09	0.53	(0.45)	(2.02)	(2.47)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	15.33	0.25	0.18	0.43	(0.50)	—	(0.50)
Year Ended June 30, 2024	14.42	0.38	0.93	1.31	(0.40)	—	(0.40)
Year Ended June 30, 2023	14.10	0.31	0.54	0.85	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.82	0.25	(2.32)	(2.07)	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2021	16.17	0.23	2.12	2.35	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2020	18.11	0.35	0.08	0.43	(0.35)	(2.02)	(2.37)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	15.35	0.26	0.19	0.45	(0.53)	—	(0.53)
Year Ended June 30, 2024	14.43	0.41	0.94	1.35	(0.43)	—	(0.43)
Year Ended June 30, 2023	14.08	0.33	0.55	0.88	(0.30)	(0.23)	(0.53)
Year Ended June 30, 2022	17.78	0.29	(2.32)	(2.03)	(0.25)	(1.42)	(1.67)
Year Ended June 30, 2021	16.14	0.28	2.11	2.39	(0.34)	(0.41)	(0.75)
Year Ended June 30, 2020	18.08	0.38	0.10	0.48	(0.40)	(2.02)	(2.42)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	15.45	0.29	0.18	0.47	(0.58)	—	(0.58)
Year Ended June 30, 2024	14.49	0.44	0.97	1.41	(0.45)	—	(0.45)
Year Ended June 30, 2023	14.19	0.39	0.52	0.91	(0.38)	(0.23)	(0.61)
Year Ended June 30, 2022	17.89	0.33	(2.33)	(2.00)	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2021	16.21	0.31	2.15	2.46	(0.37)	(0.41)	(0.78)
Year Ended June 30, 2020	18.15	0.43	0.09	0.52	(0.44)	(2.02)	(2.46)
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$15.30	2.93%	$304,243	0.35%	3.50%	0.54%	5%
15.41	9.75	318,319	0.35	3.01	0.55	19
14.48	6.55	358,493	0.34	2.56	0.54	17
14.17	(12.56)	405,590	0.34	1.92	0.54	39
17.87	15.27	580,693	0.32	1.76	0.53	32
16.21	2.80	725,302	0.31	2.46	0.53	44

15.32	2.64	2,724	0.98	2.73	1.05	5
15.33	9.04	3,590	0.98	2.35	1.06	19
14.39	5.88	5,407	0.97	1.91	1.04	17
14.06	(13.09)	6,689	0.97	1.27	1.04	39
17.79	14.58	11,547	0.95	1.11	1.03	32
16.13	2.10	19,316	0.94	1.82	1.03	44

15.35	3.02	54,943	0.23	3.57	0.28	5
15.46	9.86	64,065	0.23	3.13	0.28	19
14.53	6.76	72,267	0.22	2.68	0.28	17
14.21	(12.48)	91,551	0.22	2.04	0.27	39
17.91	15.43	143,855	0.20	1.84	0.27	32
16.24	2.86	275,968	0.19	2.59	0.27	44

15.26	2.78	44,816	0.75	3.08	0.78	5
15.33	9.21	48,420	0.75	2.62	0.78	19
14.42	6.22	48,214	0.75	2.17	0.78	17
14.10	(12.91)	52,294	0.75	1.51	0.78	39
17.82	14.74	73,969	0.75	1.34	0.78	32
16.17	2.29	96,609	0.75	2.03	0.77	44

15.27	2.91	3,934	0.50	3.29	0.54	5
15.35	9.49	5,229	0.50	2.82	0.55	19
14.43	6.49	5,755	0.50	2.35	0.54	17
14.08	(12.70)	9,961	0.50	1.74	0.53	39
17.78	15.01	15,618	0.50	1.60	0.52	32
16.14	2.57	21,053	0.50	2.26	0.52	44

15.34	3.04	2,451	0.25	3.61	0.28	5
15.45	9.86	2,491	0.25	2.99	0.28	19
14.49	6.67	5,097	0.25	2.73	0.28	17
14.19	(12.50)	3,635	0.25	2.00	0.27	39
17.89	15.38	5,349	0.25	1.82	0.27	32
16.21	2.81	16,424	0.25	2.50	0.27	44
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Income Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$15.50	$0.30	$0.18	$0.48	$(0.60)	$—	$(0.60)
Year Ended June 30, 2024	14.57	0.48	0.95	1.43	(0.50)	—	(0.50)
Year Ended June 30, 2023	14.25	0.40	0.54	0.94	(0.39)	(0.23)	(0.62)
Year Ended June 30, 2022	17.94	0.36	(2.34)	(1.98)	(0.29)	(1.42)	(1.71)
Year Ended June 30, 2021	16.28	0.35	2.13	2.48	(0.41)	(0.41)	(0.82)
Year Ended June 30, 2020	18.21	0.46	0.10	0.56	(0.47)	(2.02)	(2.49)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	15.50	0.31	0.18	0.49	(0.62)	—	(0.62)
Year Ended June 30, 2024	14.57	0.50	0.95	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.26	0.41	0.54	0.95	(0.41)	(0.23)	(0.64)
Year Ended June 30, 2022	17.94	0.38	(2.34)	(1.96)	(0.30)	(1.42)	(1.72)
Year Ended June 30, 2021	16.28	0.36	2.14	2.50	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2020	18.21	0.47	0.10	0.57	(0.48)	(2.02)	(2.50)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$15.38	3.11%	$233,106	0.10%	3.75%	0.13%	5%
15.50	9.98	242,742	0.10	3.28	0.13	19
14.57	6.88	294,423	0.10	2.80	0.13	17
14.25	(12.35)	382,540	0.10	2.15	0.12	39
17.94	15.47	549,434	0.10	1.99	0.12	32
16.28	3.01	663,490	0.10	2.66	0.12	44

15.37	3.16	372,812	0.00	3.88	0.03	5
15.50	10.09	371,513	0.00	3.35	0.03	19
14.57	6.94	423,326	0.00	2.90	0.03	17
14.26	(12.23)	599,328	0.00	2.26	0.02	39
17.94	15.59	734,126	0.00	2.08	0.02	32
16.28	3.12	852,524	0.00	2.77	0.02	44

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2020 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$15.84	$0.28	$0.19	$0.47	$(0.58)	$(0.14)	$(0.72)
Year Ended June 30, 2024	14.90	0.44	0.97	1.41	(0.47)	—	(0.47)
Year Ended June 30, 2023	14.68	0.36	0.55	0.91	(0.39)	(0.30)	(0.69)
Year Ended June 30, 2022	18.97	0.32	(2.41)	(2.09)	(0.28)	(1.92)	(2.20)
Year Ended June 30, 2021	17.14	0.31	2.38	2.69	(0.38)	(0.48)	(0.86)
Year Ended June 30, 2020	19.25	0.43	0.13	0.56	(0.44)	(2.23)	(2.67)
Class C
Six Months Ended December 31, 2024 (Unaudited)	15.76	0.23	0.19	0.42	(0.47)	(0.14)	(0.61)
Year Ended June 30, 2024	14.79	0.34	0.97	1.31	(0.34)	—	(0.34)
Year Ended June 30, 2023	14.56	0.27	0.54	0.81	(0.28)	(0.30)	(0.58)
Year Ended June 30, 2022	18.87	0.22	(2.39)	(2.17)	(0.22)	(1.92)	(2.14)
Year Ended June 30, 2021	17.05	0.19	2.37	2.56	(0.26)	(0.48)	(0.74)
Year Ended June 30, 2020	19.16	0.32	0.13	0.45	(0.33)	(2.23)	(2.56)
Class I
Six Months Ended December 31, 2024 (Unaudited)	15.94	0.29	0.19	0.48	(0.60)	(0.14)	(0.74)
Year Ended June 30, 2024	14.99	0.47	0.97	1.44	(0.49)	—	(0.49)
Year Ended June 30, 2023	14.76	0.39	0.55	0.94	(0.41)	(0.30)	(0.71)
Year Ended June 30, 2022	19.05	0.35	(2.43)	(2.08)	(0.29)	(1.92)	(2.21)
Year Ended June 30, 2021	17.21	0.33	2.39	2.72	(0.40)	(0.48)	(0.88)
Year Ended June 30, 2020	19.32	0.46	0.13	0.59	(0.47)	(2.23)	(2.70)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	15.76	0.25	0.18	0.43	(0.53)	(0.14)	(0.67)
Year Ended June 30, 2024	14.82	0.39	0.96	1.35	(0.41)	—	(0.41)
Year Ended June 30, 2023	14.60	0.31	0.54	0.85	(0.33)	(0.30)	(0.63)
Year Ended June 30, 2022	18.90	0.26	(2.39)	(2.13)	(0.25)	(1.92)	(2.17)
Year Ended June 30, 2021	17.08	0.24	2.37	2.61	(0.31)	(0.48)	(0.79)
Year Ended June 30, 2020	19.19	0.36	0.13	0.49	(0.37)	(2.23)	(2.60)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	15.82	0.26	0.20	0.46	(0.54)	(0.14)	(0.68)
Year Ended June 30, 2024	14.89	0.43	0.96	1.39	(0.46)	—	(0.46)
Year Ended June 30, 2023	14.59	0.32	0.58	0.90	(0.30)	(0.30)	(0.60)
Year Ended June 30, 2022	18.87	0.31	(2.40)	(2.09)	(0.27)	(1.92)	(2.19)
Year Ended June 30, 2021	17.06	0.29	2.36	2.65	(0.36)	(0.48)	(0.84)
Year Ended June 30, 2020	19.17	0.41	0.13	0.54	(0.42)	(2.23)	(2.65)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	15.87	0.29	0.18	0.47	(0.61)	(0.14)	(0.75)
Year Ended June 30, 2024	14.92	0.47	0.97	1.44	(0.49)	—	(0.49)
Year Ended June 30, 2023	14.73	0.42	0.51	0.93	(0.44)	(0.30)	(0.74)
Year Ended June 30, 2022	19.01	0.36	(2.43)	(2.07)	(0.29)	(1.92)	(2.21)
Year Ended June 30, 2021	17.16	0.34	2.38	2.72	(0.39)	(0.48)	(0.87)
Year Ended June 30, 2020	19.28	0.45	0.12	0.57	(0.46)	(2.23)	(2.69)
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$15.59	3.00%	$264,903	0.41%	3.42%	0.54%	5%
15.84	9.58	286,370	0.41	2.94	0.54	17
14.90	6.43	354,915	0.40	2.49	0.53	14
14.68	(12.59)	441,919	0.40	1.86	0.52	35
18.97	15.90	723,758	0.38	1.68	0.52	33
17.14	2.87	1,016,969	0.37	2.39	0.52	45

15.57	2.66	3,923	1.00	2.79	1.06	5
15.76	8.98	4,438	1.00	2.30	1.06	17
14.79	5.75	6,692	1.00	1.87	1.05	14
14.56	(13.05)	9,079	1.00	1.26	1.04	35
18.87	15.18	15,662	0.98	1.04	1.02	33
17.05	2.26	26,138	0.97	1.80	1.03	45

15.68	3.05	60,645	0.25	3.50	0.28	5
15.94	9.78	77,452	0.25	3.10	0.27	17
14.99	6.63	101,195	0.25	2.64	0.27	14
14.76	(12.47)	154,572	0.25	2.01	0.27	35
19.05	16.06	279,318	0.23	1.80	0.26	33
17.21	3.01	500,145	0.22	2.54	0.26	45

15.52	2.72	61,787	0.75	3.07	0.78	5
15.76	9.24	66,136	0.75	2.60	0.78	17
14.82	6.06	76,401	0.75	2.15	0.77	14
14.60	(12.86)	89,945	0.75	1.52	0.77	35
18.90	15.48	132,238	0.75	1.32	0.77	33
17.08	2.47	164,523	0.75	2.01	0.77	45

15.60	2.93	5,389	0.50	3.16	0.53	5
15.82	9.45	8,934	0.50	2.86	0.53	17
14.89	6.38	9,197	0.50	2.20	0.53	14
14.59	(12.65)	25,428	0.50	1.77	0.52	35
18.87	15.74	36,610	0.50	1.57	0.51	33
17.06	2.75	43,462	0.50	2.28	0.52	45

15.59	2.97	11,216	0.25	3.57	0.28	5
15.87	9.82	12,067	0.25	3.08	0.27	17
14.92	6.59	14,946	0.25	2.86	0.27	14
14.73	(12.44)	4,551	0.25	2.04	0.27	35
19.01	16.11	10,965	0.25	1.83	0.26	33
17.16	2.94	27,376	0.25	2.48	0.26	45
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2020 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$15.97	$0.31	$0.18	$0.49	$(0.64)	$(0.14)	$(0.78)
Year Ended June 30, 2024	15.02	0.50	0.97	1.47	(0.52)	—	(0.52)
Year Ended June 30, 2023	14.80	0.41	0.55	0.96	(0.44)	(0.30)	(0.74)
Year Ended June 30, 2022	19.07	0.38	(2.42)	(2.04)	(0.31)	(1.92)	(2.23)
Year Ended June 30, 2021	17.23	0.36	2.39	2.75	(0.43)	(0.48)	(0.91)
Year Ended June 30, 2020	19.34	0.48	0.13	0.61	(0.49)	(2.23)	(2.72)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	15.97	0.32	0.19	0.51	(0.66)	(0.14)	(0.80)
Year Ended June 30, 2024	15.03	0.51	0.97	1.48	(0.54)	—	(0.54)
Year Ended June 30, 2023	14.81	0.43	0.55	0.98	(0.46)	(0.30)	(0.76)
Year Ended June 30, 2022	19.08	0.40	(2.43)	(2.03)	(0.32)	(1.92)	(2.24)
Year Ended June 30, 2021	17.23	0.38	2.40	2.78	(0.45)	(0.48)	(0.93)
Year Ended June 30, 2020	19.34	0.50	0.13	0.63	(0.51)	(2.23)	(2.74)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$15.68	3.06%	$250,322	0.10%	3.73%	0.13%	5%
15.97	9.95	270,944	0.10	3.29	0.12	17
15.02	6.73	377,954	0.10	2.75	0.12	14
14.80	(12.27)	648,747	0.10	2.16	0.12	35
19.07	16.22	1,039,921	0.10	1.97	0.11	33
17.23	3.13	1,300,373	0.10	2.64	0.11	45

15.68	3.17	507,590	0.00	3.82	0.03	5
15.97	10.00	540,707	0.00	3.35	0.02	17
15.03	6.89	707,921	0.00	2.90	0.02	14
14.81	(12.22)	821,167	0.00	2.28	0.02	35
19.08	16.40	1,294,883	0.00	2.07	0.01	33
17.23	3.23	1,515,075	0.00	2.76	0.01	45

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$16.83	$0.29	$0.21	$0.50	$(0.57)	$(0.17)	$(0.74)
Year Ended June 30, 2024	15.66	0.43	1.18	1.61	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.52	0.36	0.78	1.14	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.09	0.32	(2.75)	(2.43)	(0.34)	(1.80)	(2.14)
Year Ended June 30, 2021	17.34	0.29	3.31	3.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	19.22	0.41	0.06	0.47	(0.42)	(1.93)	(2.35)
Class C
Six Months Ended December 31, 2024 (Unaudited)	16.73	0.23	0.23	0.46	(0.46)	(0.17)	(0.63)
Year Ended June 30, 2024	15.54	0.33	1.17	1.50	(0.31)	—	(0.31)
Year Ended June 30, 2023	15.40	0.27	0.78	1.05	(0.25)	(0.66)	(0.91)
Year Ended June 30, 2022	20.01	0.22	(2.75)	(2.53)	(0.28)	(1.80)	(2.08)
Year Ended June 30, 2021	17.27	0.17	3.31	3.48	(0.25)	(0.49)	(0.74)
Year Ended June 30, 2020	19.15	0.30	0.06	0.36	(0.31)	(1.93)	(2.24)
Class I
Six Months Ended December 31, 2024 (Unaudited)	16.90	0.29	0.23	0.52	(0.59)	(0.17)	(0.76)
Year Ended June 30, 2024	15.72	0.47	1.18	1.65	(0.47)	—	(0.47)
Year Ended June 30, 2023	15.58	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.15	0.36	(2.77)	(2.41)	(0.36)	(1.80)	(2.16)
Year Ended June 30, 2021	17.39	0.32	3.32	3.64	(0.39)	(0.49)	(0.88)
Year Ended June 30, 2020	19.27	0.44	0.06	0.50	(0.45)	(1.93)	(2.38)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	16.72	0.26	0.21	0.47	(0.52)	(0.17)	(0.69)
Year Ended June 30, 2024	15.55	0.38	1.17	1.55	(0.38)	—	(0.38)
Year Ended June 30, 2023	15.42	0.31	0.78	1.09	(0.30)	(0.66)	(0.96)
Year Ended June 30, 2022	20.01	0.26	(2.74)	(2.48)	(0.31)	(1.80)	(2.11)
Year Ended June 30, 2021	17.27	0.22	3.30	3.52	(0.29)	(0.49)	(0.78)
Year Ended June 30, 2020	19.15	0.34	0.06	0.40	(0.35)	(1.93)	(2.28)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	16.73	0.27	0.22	0.49	(0.55)	(0.17)	(0.72)
Year Ended June 30, 2024	15.57	0.42	1.17	1.59	(0.43)	—	(0.43)
Year Ended June 30, 2023	15.44	0.35	0.78	1.13	(0.34)	(0.66)	(1.00)
Year Ended June 30, 2022	20.01	0.31	(2.75)	(2.44)	(0.33)	(1.80)	(2.13)
Year Ended June 30, 2021	17.27	0.27	3.30	3.57	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	19.16	0.39	0.05	0.44	(0.40)	(1.93)	(2.33)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	16.89	0.31	0.21	0.52	(0.61)	(0.17)	(0.78)
Year Ended June 30, 2024	15.68	0.43	1.22	1.65	(0.44)	—	(0.44)
Year Ended June 30, 2023	15.54	0.39	0.79	1.18	(0.38)	(0.66)	(1.04)
Year Ended June 30, 2022	20.11	0.35	(2.77)	(2.42)	(0.35)	(1.80)	(2.15)
Year Ended June 30, 2021	17.34	0.32	3.32	3.64	(0.38)	(0.49)	(0.87)
Year Ended June 30, 2020	19.22	0.44	0.05	0.49	(0.44)	(1.93)	(2.37)
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$16.59	2.98%	$486,095	0.44%	3.25%	0.52%	6%
16.83	10.40	527,093	0.44	2.72	0.53	19
15.66	7.80	606,963	0.43	2.32	0.52	16
15.52	(13.71)	722,117	0.43	1.72	0.52	39
20.09	21.06	1,147,634	0.41	1.52	0.52	32
17.34	2.22	1,348,331	0.40	2.25	0.52	51

16.56	2.74	9,315	1.00	2.66	1.03	6
16.73	9.77	10,638	1.00	2.11	1.04	19
15.54	7.19	14,787	1.00	1.74	1.03	16
15.40	(14.23)	19,094	1.00	1.17	1.03	39
20.01	20.39	27,048	1.00	0.91	1.02	32
17.27	1.62	30,825	0.99	1.64	1.03	51

16.66	3.10	92,866	0.25	3.30	0.27	6
16.90	10.64	127,346	0.25	2.91	0.27	19
15.72	8.00	165,288	0.25	2.52	0.27	16
15.58	(13.59)	232,343	0.25	1.91	0.26	39
20.15	21.25	379,329	0.25	1.66	0.26	32
17.39	2.37	608,686	0.24	2.40	0.26	51

16.50	2.79	99,364	0.75	2.95	0.77	6
16.72	10.11	107,228	0.75	2.40	0.77	19
15.55	7.43	121,499	0.75	2.02	0.77	16
15.42	(14.01)	134,496	0.75	1.41	0.77	39
20.01	20.68	192,084	0.75	1.18	0.77	32
17.27	1.86	220,376	0.75	1.90	0.77	51

16.50	2.92	13,910	0.50	3.12	0.52	6
16.73	10.36	18,500	0.50	2.68	0.52	19
15.57	7.73	18,887	0.50	2.27	0.52	16
15.44	(13.80)	23,213	0.50	1.65	0.52	39
20.01	21.00	36,301	0.50	1.44	0.52	32
17.27	2.07	43,901	0.50	2.17	0.52	51

16.63	3.08	2,612	0.25	3.51	0.27	6
16.89	10.64	2,515	0.25	2.73	0.28	19
15.68	8.01	4,249	0.25	2.55	0.27	16
15.54	(13.62)	7,229	0.25	1.85	0.27	39
20.11	21.32	17,587	0.25	1.69	0.26	32
17.34	2.37	39,366	0.25	2.40	0.26	51
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2025 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$16.93	$0.32	$0.21	$0.53	$(0.63)	$(0.17)	$(0.80)
Year Ended June 30, 2024	15.75	0.50	1.18	1.68	(0.50)	—	(0.50)
Year Ended June 30, 2023	15.61	0.41	0.79	1.20	(0.40)	(0.66)	(1.06)
Year Ended June 30, 2022	20.18	0.38	(2.78)	(2.40)	(0.37)	(1.80)	(2.17)
Year Ended June 30, 2021	17.41	0.35	3.33	3.68	(0.42)	(0.49)	(0.91)
Year Ended June 30, 2020	19.29	0.46	0.06	0.52	(0.47)	(1.93)	(2.40)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	16.94	0.33	0.21	0.54	(0.65)	(0.17)	(0.82)
Year Ended June 30, 2024	15.76	0.51	1.18	1.69	(0.51)	—	(0.51)
Year Ended June 30, 2023	15.62	0.43	0.79	1.22	(0.42)	(0.66)	(1.08)
Year Ended June 30, 2022	20.18	0.41	(2.79)	(2.38)	(0.38)	(1.80)	(2.18)
Year Ended June 30, 2021	17.41	0.37	3.33	3.70	(0.44)	(0.49)	(0.93)
Year Ended June 30, 2020	19.29	0.48	0.06	0.54	(0.49)	(1.93)	(2.42)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$16.66	3.15%	$547,880	0.10%	3.62%	0.12%	6%
16.93	10.81	562,799	0.10	3.10	0.11	19
15.75	8.16	757,815	0.10	2.64	0.11	16
15.61	(13.50)	1,077,778	0.10	2.07	0.11	39
20.18	21.48	1,540,051	0.10	1.84	0.11	32
17.41	2.51	1,741,634	0.10	2.52	0.11	51

16.66	3.20	1,357,196	0.00	3.72	0.02	6
16.94	10.92	1,381,948	0.00	3.16	0.01	19
15.76	8.30	1,597,677	0.00	2.78	0.01	16
15.62	(13.40)	1,716,156	0.00	2.18	0.01	39
20.18	21.61	2,237,064	0.00	1.94	0.01	32
17.41	2.61	2,278,065	0.00	2.64	0.01	51

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	67

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$18.66	$0.29	$0.29	$0.58	$(0.56)	$(0.41)	$(0.97)
Year Ended June 30, 2024	17.02	0.42	1.64	2.06	(0.42)	—	(0.42)
Year Ended June 30, 2023	16.73	0.35	1.20	1.55	(0.33)	(0.93)	(1.26)
Year Ended June 30, 2022	21.89	0.33	(3.14)	(2.81)	(0.40)	(1.95)	(2.35)
Year Ended June 30, 2021	18.17	0.28	4.27	4.55	(0.34)	(0.49)	(0.83)
Year Ended June 30, 2020	21.00	0.41	(0.01)	0.40	(0.42)	(2.81)	(3.23)
Class C
Six Months Ended December 31, 2024 (Unaudited)	18.36	0.22	0.29	0.51	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2024	16.74	0.32	1.61	1.93	(0.31)	—	(0.31)
Year Ended June 30, 2023	16.47	0.25	1.18	1.43	(0.23)	(0.93)	(1.16)
Year Ended June 30, 2022	21.64	0.21	(3.09)	(2.88)	(0.34)	(1.95)	(2.29)
Year Ended June 30, 2021	17.96	0.15	4.24	4.39	(0.22)	(0.49)	(0.71)
Year Ended June 30, 2020	20.80	0.30	(0.02)	0.28	(0.31)	(2.81)	(3.12)
Class I
Six Months Ended December 31, 2024 (Unaudited)	18.75	0.30	0.30	0.60	(0.59)	(0.41)	(1.00)
Year Ended June 30, 2024	17.10	0.46	1.64	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.81	0.39	1.19	1.58	(0.36)	(0.93)	(1.29)
Year Ended June 30, 2022	21.97	0.37	(3.16)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.22	0.31	4.30	4.61	(0.37)	(0.49)	(0.86)
Year Ended June 30, 2020	21.06	0.45	(0.03)	0.42	(0.45)	(2.81)	(3.26)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	18.52	0.26	0.29	0.55	(0.50)	(0.41)	(0.91)
Year Ended June 30, 2024	16.90	0.36	1.62	1.98	(0.36)	—	(0.36)
Year Ended June 30, 2023	16.62	0.30	1.19	1.49	(0.28)	(0.93)	(1.21)
Year Ended June 30, 2022	21.80	0.26	(3.12)	(2.86)	(0.37)	(1.95)	(2.32)
Year Ended June 30, 2021	18.09	0.21	4.26	4.47	(0.27)	(0.49)	(0.76)
Year Ended June 30, 2020	20.92	0.35	(0.02)	0.33	(0.35)	(2.81)	(3.16)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	18.64	0.28	0.29	0.57	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.00	0.41	1.64	2.05	(0.41)	—	(0.41)
Year Ended June 30, 2023	16.65	0.31	1.22	1.53	(0.25)	(0.93)	(1.18)
Year Ended June 30, 2022	21.80	0.32	(3.13)	(2.81)	(0.39)	(1.95)	(2.34)
Year Ended June 30, 2021	18.10	0.26	4.26	4.52	(0.33)	(0.49)	(0.82)
Year Ended June 30, 2020	20.94	0.40	(0.03)	0.37	(0.40)	(2.81)	(3.21)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	18.68	0.31	0.29	0.60	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.03	0.45	1.65	2.10	(0.45)	—	(0.45)
Year Ended June 30, 2023	16.77	0.43	1.15	1.58	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	21.93	0.36	(3.15)	(2.79)	(0.42)	(1.95)	(2.37)
Year Ended June 30, 2021	18.18	0.31	4.29	4.60	(0.36)	(0.49)	(0.85)
Year Ended June 30, 2020	21.02	0.43	(0.01)	0.42	(0.45)	(2.81)	(3.26)
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$18.27	3.07%	$682,632	0.44%	2.97%	0.52%	6%
18.66	12.24	722,632	0.44	2.42	0.52	20
17.02	9.85	789,005	0.43	2.11	0.52	16
16.73	(14.62)	866,979	0.43	1.61	0.52	42
21.89	25.39	1,310,223	0.41	1.35	0.52	38
18.17	1.39	1,502,785	0.40	2.13	0.52	51

18.03	2.75	10,110	1.00	2.35	1.03	6
18.36	11.67	11,450	1.00	1.85	1.04	20
16.74	9.21	14,047	1.00	1.55	1.03	16
16.47	(15.09)	16,382	1.00	1.06	1.03	42
21.64	24.72	22,367	1.00	0.76	1.03	38
17.96	0.73	27,199	0.99	1.56	1.03	51

18.35	3.18	202,018	0.25	3.09	0.26	6
18.75	12.46	232,308	0.25	2.60	0.26	20
17.10	10.02	251,694	0.25	2.31	0.26	16
16.81	(14.48)	311,120	0.25	1.80	0.26	42
21.97	25.69	498,963	0.25	1.50	0.26	38
18.22	1.49	667,687	0.24	2.29	0.26	51

18.16	2.94	177,927	0.75	2.65	0.76	6
18.52	11.87	189,214	0.75	2.10	0.76	20
16.90	9.52	192,960	0.75	1.81	0.77	16
16.62	(14.92)	200,990	0.75	1.32	0.76	42
21.80	25.04	265,500	0.75	1.02	0.76	38
18.09	1.03	279,698	0.75	1.79	0.76	51

18.26	3.01	19,251	0.50	2.85	0.52	6
18.64	12.21	24,756	0.50	2.34	0.52	20
17.00	9.75	22,702	0.50	1.84	0.52	16
16.65	(14.66)	56,115	0.50	1.57	0.51	42
21.80	25.30	73,364	0.50	1.30	0.51	38
18.10	1.25	68,796	0.50	2.06	0.51	51

18.27	3.18	37,229	0.25	3.22	0.26	6
18.68	12.51	36,069	0.25	2.60	0.26	20
17.03	10.04	36,839	0.25	2.57	0.26	16
16.77	(14.51)	12,839	0.25	1.79	0.26	42
21.93	25.69	22,446	0.25	1.53	0.26	38
18.18	1.49	45,528	0.25	2.19	0.26	51
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	69

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2030 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$18.83	$0.33	$0.30	$0.63	$(0.63)	$(0.41)	$(1.04)
Year Ended June 30, 2024	17.18	0.50	1.63	2.13	(0.48)	—	(0.48)
Year Ended June 30, 2023	16.88	0.41	1.21	1.62	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2022	22.04	0.40	(3.17)	(2.77)	(0.44)	(1.95)	(2.39)
Year Ended June 30, 2021	18.28	0.34	4.32	4.66	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	21.11	0.47	(0.01)	0.46	(0.48)	(2.81)	(3.29)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	18.83	0.34	0.30	0.64	(0.65)	(0.41)	(1.06)
Year Ended June 30, 2024	17.17	0.50	1.66	2.16	(0.50)	—	(0.50)
Year Ended June 30, 2023	16.88	0.43	1.20	1.63	(0.41)	(0.93)	(1.34)
Year Ended June 30, 2022	22.03	0.42	(3.17)	(2.75)	(0.45)	(1.95)	(2.40)
Year Ended June 30, 2021	18.27	0.37	4.31	4.68	(0.43)	(0.49)	(0.92)
Year Ended June 30, 2020	21.11	0.49	(0.02)	0.47	(0.50)	(2.81)	(3.31)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$18.42	3.30%	$969,848	0.10%	3.35%	0.11%	6%
18.83	12.59	967,330	0.10	2.82	0.11	20
17.18	10.22	1,118,550	0.10	2.45	0.11	16
16.88	(14.36)	1,463,012	0.10	1.97	0.11	42
22.04	25.86	1,978,329	0.10	1.68	0.11	38
18.28	1.68	1,978,378	0.10	2.41	0.11	51

18.41	3.35	2,007,338	0.00	3.46	0.01	6
18.83	12.76	1,961,446	0.00	2.86	0.01	20
17.17	10.30	2,099,401	0.00	2.58	0.01	16
16.88	(14.28)	2,029,842	0.00	2.08	0.01	42
22.03	26.00	2,510,192	0.00	1.78	0.01	38
18.27	1.73	2,363,567	0.00	2.52	0.01	51

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	71

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$19.79	$0.30	$0.41	$0.71	$(0.51)	$(0.41)	$(0.92)
Year Ended June 30, 2024	17.65	0.38	2.12	2.50	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.15	0.31	1.56	1.87	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.65	0.32	(3.33)	(3.01)	(0.48)	(3.01)	(3.49)
Year Ended June 30, 2021	18.76	0.28	5.60	5.88	(0.35)	(0.64)	(0.99)
Year Ended June 30, 2020	20.40	0.33	(0.02)	0.31	(0.35)	(1.60)	(1.95)
Class C
Six Months Ended December 31, 2024 (Unaudited)	19.47	0.24	0.39	0.63	(0.39)	(0.41)	(0.80)
Year Ended June 30, 2024	17.35	0.27	2.10	2.37	(0.25)	—	(0.25)
Year Ended June 30, 2023	16.88	0.21	1.54	1.75	(0.19)	(1.09)	(1.28)
Year Ended June 30, 2022	23.41	0.20	(3.29)	(3.09)	(0.43)	(3.01)	(3.44)
Year Ended June 30, 2021	18.59	0.15	5.54	5.69	(0.23)	(0.64)	(0.87)
Year Ended June 30, 2020	20.23	0.22	(0.02)	0.20	(0.24)	(1.60)	(1.84)
Class I
Six Months Ended December 31, 2024 (Unaudited)	19.97	0.31	0.41	0.72	(0.54)	(0.41)	(0.95)
Year Ended June 30, 2024	17.80	0.42	2.15	2.57	(0.40)	—	(0.40)
Year Ended June 30, 2023	17.29	0.35	1.57	1.92	(0.32)	(1.09)	(1.41)
Year Ended June 30, 2022	23.80	0.37	(3.37)	(3.00)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.87	0.32	5.63	5.95	(0.38)	(0.64)	(1.02)
Year Ended June 30, 2020	20.51	0.37	(0.02)	0.35	(0.39)	(1.60)	(1.99)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	19.65	0.26	0.40	0.66	(0.44)	(0.41)	(0.85)
Year Ended June 30, 2024	17.53	0.32	2.11	2.43	(0.31)	—	(0.31)
Year Ended June 30, 2023	17.05	0.26	1.55	1.81	(0.24)	(1.09)	(1.33)
Year Ended June 30, 2022	23.57	0.26	(3.32)	(3.06)	(0.45)	(3.01)	(3.46)
Year Ended June 30, 2021	18.70	0.21	5.57	5.78	(0.27)	(0.64)	(0.91)
Year Ended June 30, 2020	20.34	0.27	(0.02)	0.25	(0.29)	(1.60)	(1.89)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	19.66	0.29	0.40	0.69	(0.49)	(0.41)	(0.90)
Year Ended June 30, 2024	17.52	0.36	2.13	2.49	(0.35)	—	(0.35)
Year Ended June 30, 2023	17.05	0.30	1.54	1.84	(0.28)	(1.09)	(1.37)
Year Ended June 30, 2022	23.54	0.30	(3.31)	(3.01)	(0.47)	(3.01)	(3.48)
Year Ended June 30, 2021	18.68	0.27	5.56	5.83	(0.33)	(0.64)	(0.97)
Year Ended June 30, 2020	20.32	0.32	(0.02)	0.30	(0.34)	(1.60)	(1.94)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	19.98	0.32	0.41	0.73	(0.55)	(0.41)	(0.96)
Year Ended June 30, 2024	17.78	0.39	2.17	2.56	(0.36)	—	(0.36)
Year Ended June 30, 2023	17.26	0.34	1.58	1.92	(0.31)	(1.09)	(1.40)
Year Ended June 30, 2022	23.75	0.35	(3.33)	(2.98)	(0.50)	(3.01)	(3.51)
Year Ended June 30, 2021	18.83	0.33	5.60	5.93	(0.37)	(0.64)	(1.01)
Year Ended June 30, 2020	20.47	0.36	(0.02)	0.34	(0.38)	(1.60)	(1.98)
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.58	3.52%	$617,231	0.44%	2.93%	0.52%	8%
19.79	14.35	641,357	0.44	2.09	0.52	22
17.65	11.67	645,728	0.43	1.81	0.52	18
17.15	(15.33)	710,149	0.43	1.50	0.52	34
23.65	31.88	1,107,857	0.42	1.31	0.52	35
18.76	1.14	1,141,434	0.41	1.70	0.52	52

19.30	3.17	7,861	1.00	2.32	1.03	8
19.47	13.78	8,316	1.00	1.50	1.05	22
17.35	11.01	9,043	1.00	1.25	1.04	18
16.88	(15.81)	10,174	1.00	0.97	1.03	34
23.41	31.12	13,950	1.00	0.69	1.03	35
18.59	0.56	16,378	0.99	1.14	1.04	52

19.74	3.55	125,026	0.25	2.97	0.26	8
19.97	14.61	150,008	0.25	2.28	0.26	22
17.80	11.87	154,541	0.25	2.06	0.27	18
17.29	(15.19)	211,579	0.25	1.70	0.26	34
23.80	32.11	345,692	0.25	1.47	0.26	35
18.87	1.31	492,445	0.24	1.88	0.27	52

19.46	3.31	167,577	0.75	2.58	0.76	8
19.65	14.00	176,699	0.75	1.78	0.77	22
17.53	11.31	173,552	0.75	1.52	0.77	18
17.05	(15.60)	167,191	0.75	1.21	0.77	34
23.57	31.43	219,749	0.75	0.97	0.76	35
18.70	0.79	225,092	0.76	1.37	0.77	52

19.45	3.44	23,345	0.50	2.86	0.52	8
19.66	14.37	26,742	0.50	1.99	0.52	22
17.52	11.52	28,110	0.50	1.79	0.52	18
17.05	(15.39)	30,308	0.50	1.43	0.52	34
23.54	31.77	47,424	0.50	1.25	0.52	35
18.68	1.07	44,104	0.51	1.63	0.52	52

19.75	3.57	2,850	0.25	3.04	0.27	8
19.98	14.58	3,053	0.25	2.12	0.29	22
17.78	11.86	4,323	0.25	1.98	0.27	18
17.26	(15.14)	8,959	0.25	1.62	0.27	34
23.75	32.07	22,627	0.25	1.51	0.26	35
18.83	1.30	43,341	0.25	1.87	0.26	52
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	73

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2035 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$20.00	$0.35	$0.39	$0.74	$(0.58)	$(0.41)	$(0.99)
Year Ended June 30, 2024	17.83	0.46	2.14	2.60	(0.43)	—	(0.43)
Year Ended June 30, 2023	17.32	0.37	1.58	1.95	(0.35)	(1.09)	(1.44)
Year Ended June 30, 2022	23.81	0.40	(3.36)	(2.96)	(0.52)	(3.01)	(3.53)
Year Ended June 30, 2021	18.89	0.36	5.62	5.98	(0.42)	(0.64)	(1.06)
Year Ended June 30, 2020	20.53	0.39	(0.02)	0.37	(0.41)	(1.60)	(2.01)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	20.01	0.36	0.39	0.75	(0.60)	(0.41)	(1.01)
Year Ended June 30, 2024	17.83	0.47	2.16	2.63	(0.45)	—	(0.45)
Year Ended June 30, 2023	17.33	0.40	1.56	1.96	(0.37)	(1.09)	(1.46)
Year Ended June 30, 2022	23.81	0.42	(3.36)	(2.94)	(0.53)	(3.01)	(3.54)
Year Ended June 30, 2021	18.89	0.38	5.62	6.00	(0.44)	(0.64)	(1.08)
Year Ended June 30, 2020	20.53	0.41	(0.02)	0.39	(0.43)	(1.60)	(2.03)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$19.75	3.63%	$748,692	0.10%	3.32%	0.11%	8%
20.00	14.78	728,966	0.10	2.52	0.11	22
17.83	12.03	806,622	0.10	2.16	0.11	18
17.32	(15.03)	1,087,075	0.10	1.86	0.11	34
23.81	32.23	1,456,188	0.10	1.65	0.11	35
18.89	1.45	1,449,763	0.10	1.98	0.11	52

19.75	3.68	2,104,439	0.00	3.43	0.01	8
20.01	14.94	2,007,601	0.00	2.54	0.01	22
17.83	12.10	2,066,266	0.00	2.29	0.01	18
17.33	(14.94)	1,916,064	0.00	1.97	0.01	34
23.81	32.37	2,319,866	0.00	1.73	0.01	35
18.89	1.55	2,066,991	0.00	2.09	0.01	52

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	75

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$21.62	$0.30	$0.49	$0.79	$(0.49)	$(0.51)	$(1.00)
Year Ended June 30, 2024	18.99	0.35	2.63	2.98	(0.35)	—	(0.35)
Year Ended June 30, 2023	18.45	0.30	1.94	2.24	(0.28)	(1.42)	(1.70)
Year Ended June 30, 2022	25.76	0.33	(3.68)	(3.35)	(0.55)	(3.41)	(3.96)
Year Ended June 30, 2021	19.90	0.28	6.68	6.96	(0.34)	(0.76)	(1.10)
Year Ended June 30, 2020	22.03	0.32	(0.05)	0.27	(0.35)	(2.05)	(2.40)
Class C
Six Months Ended December 31, 2024 (Unaudited)	20.97	0.23	0.48	0.71	(0.37)	(0.51)	(0.88)
Year Ended June 30, 2024	18.43	0.24	2.54	2.78	(0.24)	—	(0.24)
Year Ended June 30, 2023	17.95	0.19	1.89	2.08	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.26	0.19	(3.58)	(3.39)	(0.51)	(3.41)	(3.92)
Year Ended June 30, 2021	19.58	0.13	6.55	6.68	(0.24)	(0.76)	(1.00)
Year Ended June 30, 2020	21.72	0.20	(0.05)	0.15	(0.24)	(2.05)	(2.29)
Class I
Six Months Ended December 31, 2024 (Unaudited)	21.75	0.32	0.49	0.81	(0.53)	(0.51)	(1.04)
Year Ended June 30, 2024	19.10	0.39	2.64	3.03	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.54	0.34	1.96	2.30	(0.32)	(1.42)	(1.74)
Year Ended June 30, 2022	25.85	0.37	(3.70)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.97	0.31	6.71	7.02	(0.38)	(0.76)	(1.14)
Year Ended June 30, 2020	22.10	0.36	(0.06)	0.30	(0.38)	(2.05)	(2.43)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	21.37	0.26	0.48	0.74	(0.42)	(0.51)	(0.93)
Year Ended June 30, 2024	18.78	0.29	2.59	2.88	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.26	0.24	1.93	2.17	(0.23)	(1.42)	(1.65)
Year Ended June 30, 2022	25.59	0.25	(3.64)	(3.39)	(0.53)	(3.41)	(3.94)
Year Ended June 30, 2021	19.79	0.20	6.62	6.82	(0.26)	(0.76)	(1.02)
Year Ended June 30, 2020	21.92	0.25	(0.05)	0.20	(0.28)	(2.05)	(2.33)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	21.62	0.30	0.47	0.77	(0.47)	(0.51)	(0.98)
Year Ended June 30, 2024	18.99	0.34	2.62	2.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.35	0.23	2.01	2.24	(0.18)	(1.42)	(1.60)
Year Ended June 30, 2022	25.66	0.31	(3.67)	(3.36)	(0.54)	(3.41)	(3.95)
Year Ended June 30, 2021	19.83	0.27	6.64	6.91	(0.32)	(0.76)	(1.08)
Year Ended June 30, 2020	21.96	0.31	(0.06)	0.25	(0.33)	(2.05)	(2.38)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	21.65	0.33	0.48	0.81	(0.54)	(0.51)	(1.05)
Year Ended June 30, 2024	19.02	0.40	2.62	3.02	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.50	0.41	1.88	2.29	(0.35)	(1.42)	(1.77)
Year Ended June 30, 2022	25.81	0.35	(3.68)	(3.33)	(0.57)	(3.41)	(3.98)
Year Ended June 30, 2021	19.93	0.33	6.67	7.00	(0.36)	(0.76)	(1.12)
Year Ended June 30, 2020	22.06	0.34	(0.04)	0.30	(0.38)	(2.05)	(2.43)
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.41	3.62%	$614,025	0.44%	2.69%	0.52%	8%
21.62	15.83	637,489	0.44	1.79	0.52	21
18.99	13.12	656,787	0.43	1.63	0.52	16
18.45	(15.82)	677,060	0.43	1.40	0.52	36
25.76	35.63	1,024,243	0.42	1.19	0.52	33
19.90	0.66	1,088,646	0.41	1.54	0.52	50

20.80	3.34	10,922	1.00	2.09	1.03	8
20.97	15.19	11,477	1.00	1.22	1.04	21
18.43	12.47	11,359	1.00	1.07	1.03	16
17.95	(16.28)	11,955	1.00	0.86	1.04	36
25.26	34.75	15,949	1.00	0.58	1.04	33
19.58	0.08	16,763	0.99	0.98	1.04	50

21.52	3.69	182,340	0.25	2.80	0.26	8
21.75	16.05	202,471	0.25	1.97	0.26	21
19.10	13.39	212,173	0.25	1.86	0.27	16
18.54	(15.69)	267,740	0.25	1.58	0.26	36
25.85	35.83	437,592	0.25	1.32	0.26	33
19.97	0.82	488,471	0.24	1.73	0.27	50

21.18	3.43	152,250	0.75	2.36	0.76	8
21.37	15.46	160,943	0.75	1.48	0.77	21
18.78	12.83	157,484	0.75	1.34	0.77	16
18.26	(16.09)	153,273	0.75	1.09	0.77	36
25.59	35.12	199,824	0.75	0.86	0.77	33
19.79	0.30	200,654	0.76	1.22	0.77	50

21.41	3.53	18,714	0.50	2.62	0.52	8
21.62	15.76	21,036	0.50	1.71	0.52	21
18.99	13.11	20,493	0.50	1.27	0.52	16
18.35	(15.91)	51,430	0.50	1.35	0.52	36
25.66	35.52	65,461	0.50	1.15	0.51	33
19.83	0.57	57,891	0.51	1.51	0.52	50

21.41	3.69	45,726	0.25	2.95	0.26	8
21.65	16.06	43,150	0.25	1.99	0.26	21
19.02	13.40	36,240	0.25	2.22	0.27	16
18.50	(15.71)	7,965	0.25	1.50	0.27	36
25.81	35.83	15,979	0.25	1.43	0.26	33
19.93	0.82	35,248	0.26	1.65	0.27	50
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2040 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$21.85	$0.35	$0.48	$0.83	$(0.57)	$(0.51)	$(1.08)
Year Ended June 30, 2024	19.19	0.44	2.64	3.08	(0.42)	—	(0.42)
Year Ended June 30, 2023	18.62	0.38	1.95	2.33	(0.34)	(1.42)	(1.76)
Year Ended June 30, 2022	25.93	0.41	(3.72)	(3.31)	(0.59)	(3.41)	(4.00)
Year Ended June 30, 2021	20.03	0.35	6.72	7.07	(0.41)	(0.76)	(1.17)
Year Ended June 30, 2020	22.16	0.39	(0.06)	0.33	(0.41)	(2.05)	(2.46)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	21.85	0.36	0.48	0.84	(0.59)	(0.51)	(1.10)
Year Ended June 30, 2024	19.19	0.45	2.64	3.09	(0.43)	—	(0.43)
Year Ended June 30, 2023	18.63	0.39	1.96	2.35	(0.37)	(1.42)	(1.79)
Year Ended June 30, 2022	25.93	0.43	(3.72)	(3.29)	(0.60)	(3.41)	(4.01)
Year Ended June 30, 2021	20.03	0.38	6.72	7.10	(0.44)	(0.76)	(1.20)
Year Ended June 30, 2020	22.16	0.41	(0.06)	0.35	(0.43)	(2.05)	(2.48)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.60	3.75%	$895,612	0.10%	3.09%	0.11%	8%
21.85	16.22	871,347	0.10	2.22	0.11	21
19.19	13.56	938,361	0.10	2.03	0.12	16
18.62	(15.57)	1,254,341	0.10	1.76	0.11	36
25.93	36.03	1,668,542	0.10	1.51	0.11	33
20.03	0.96	1,521,908	0.11	1.84	0.12	50

21.59	3.81	1,943,012	0.00	3.19	0.01	8
21.85	16.33	1,872,827	0.00	2.24	0.01	21
19.19	13.65	1,931,128	0.00	2.11	0.02	16
18.63	(15.48)	1,747,795	0.00	1.87	0.01	36
25.93	36.17	2,166,737	0.00	1.61	0.01	33
20.03	1.06	1,899,514	0.01	1.94	0.02	50

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$21.76	$0.29	$0.52	$0.81	$(0.45)	$(0.47)	$(0.92)
Year Ended June 30, 2024	18.89	0.30	2.87	3.17	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.35	0.26	2.15	2.41	(0.24)	(1.63)	(1.87)
Year Ended June 30, 2022	25.52	0.30	(3.70)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.19	0.24	7.07	7.31	(0.30)	(0.68)	(0.98)
Year Ended June 30, 2020	21.10	0.29	(0.14)	0.15	(0.32)	(1.74)	(2.06)
Class C
Six Months Ended December 31, 2024 (Unaudited)	21.18	0.21	0.52	0.73	(0.32)	(0.47)	(0.79)
Year Ended June 30, 2024	18.41	0.20	2.77	2.97	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.93	0.16	2.09	2.25	(0.14)	(1.63)	(1.77)
Year Ended June 30, 2022	25.12	0.16	(3.62)	(3.46)	(0.55)	(3.18)	(3.73)
Year Ended June 30, 2021	18.96	0.10	6.98	7.08	(0.24)	(0.68)	(0.92)
Year Ended June 30, 2020	20.91	0.17	(0.15)	0.02	(0.23)	(1.74)	(1.97)
Class I
Six Months Ended December 31, 2024 (Unaudited)	21.91	0.29	0.55	0.84	(0.48)	(0.47)	(0.95)
Year Ended June 30, 2024	19.02	0.35	2.88	3.23	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.46	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.63	0.34	(3.73)	(3.39)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.27	0.28	7.09	7.37	(0.33)	(0.68)	(1.01)
Year Ended June 30, 2020	21.18	0.33	(0.15)	0.18	(0.35)	(1.74)	(2.09)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	21.50	0.25	0.51	0.76	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2024	18.68	0.24	2.83	3.07	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.16	0.21	2.13	2.34	(0.19)	(1.63)	(1.82)
Year Ended June 30, 2022	25.37	0.22	(3.68)	(3.46)	(0.57)	(3.18)	(3.75)
Year Ended June 30, 2021	19.10	0.16	7.04	7.20	(0.25)	(0.68)	(0.93)
Year Ended June 30, 2020	21.02	0.22	(0.14)	0.08	(0.26)	(1.74)	(2.00)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	21.63	0.28	0.52	0.80	(0.43)	(0.47)	(0.90)
Year Ended June 30, 2024	18.78	0.27	2.86	3.13	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.25	0.25	2.14	2.39	(0.23)	(1.63)	(1.86)
Year Ended June 30, 2022	25.42	0.28	(3.68)	(3.40)	(0.59)	(3.18)	(3.77)
Year Ended June 30, 2021	19.12	0.23	7.03	7.26	(0.28)	(0.68)	(0.96)
Year Ended June 30, 2020	21.03	0.28	(0.15)	0.13	(0.30)	(1.74)	(2.04)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	21.88	0.32	0.52	0.84	(0.49)	(0.47)	(0.96)
Year Ended June 30, 2024	18.98	0.32	2.90	3.22	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.42	0.31	2.15	2.46	(0.27)	(1.63)	(1.90)
Year Ended June 30, 2022	25.58	0.31	(3.69)	(3.38)	(0.60)	(3.18)	(3.78)
Year Ended June 30, 2021	19.22	0.29	7.07	7.36	(0.32)	(0.68)	(1.00)
Year Ended June 30, 2020	21.13	0.32	(0.14)	0.18	(0.35)	(1.74)	(2.09)
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.65	3.67%	$501,810	0.44%	2.53%	0.52%	8%
21.76	16.93	510,708	0.44	1.54	0.53	21
18.89	14.22	509,718	0.43	1.43	0.53	16
18.35	(16.11)	521,553	0.43	1.28	0.52	40
25.52	38.75	793,971	0.42	1.07	0.52	32
19.19	0.12	770,111	0.41	1.45	0.53	51

21.12	3.41	6,121	1.00	1.90	1.04	8
21.18	16.25	6,485	1.00	1.03	1.06	21
18.41	13.58	6,233	1.00	0.91	1.05	16
17.93	(16.60)	6,283	1.00	0.72	1.04	40
25.12	37.99	10,242	1.00	0.46	1.04	32
18.96	(0.50)	11,130	0.99	0.88	1.05	51

21.80	3.80	96,652	0.25	2.52	0.27	8
21.91	17.14	117,835	0.25	1.74	0.27	21
19.02	14.47	119,321	0.25	1.71	0.27	16
18.46	(16.01)	161,938	0.25	1.45	0.27	40
25.63	38.97	298,715	0.25	1.23	0.27	32
19.27	0.29	358,214	0.24	1.65	0.27	51

21.41	3.50	131,038	0.75	2.23	0.77	8
21.50	16.54	132,296	0.75	1.24	0.77	21
18.68	13.92	125,042	0.75	1.14	0.77	16
18.16	(16.45)	119,432	0.75	0.97	0.77	40
25.37	38.36	165,130	0.75	0.71	0.77	32
19.10	(0.24)	157,856	0.76	1.12	0.77	51

21.53	3.64	17,503	0.50	2.46	0.52	8
21.63	16.83	19,601	0.50	1.39	0.52	21
18.78	14.19	20,029	0.50	1.38	0.52	16
18.25	(16.20)	21,019	0.50	1.21	0.52	40
25.42	38.65	29,888	0.50	1.01	0.52	32
19.12	0.04	28,735	0.51	1.39	0.53	51

21.76	3.81	2,638	0.25	2.78	0.27	8
21.88	17.14	2,502	0.25	1.62	0.29	21
18.98	14.45	2,670	0.25	1.68	0.28	16
18.42	(16.00)	5,215	0.25	1.32	0.27	40
25.58	39.01	11,680	0.25	1.29	0.27	32
19.22	0.28	22,576	0.26	1.62	0.27	51
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2045 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$21.97	$0.34	$0.52	$0.86	$(0.53)	$(0.47)	$(1.00)
Year Ended June 30, 2024	19.07	0.40	2.87	3.27	(0.37)	—	(0.37)
Year Ended June 30, 2023	18.51	0.33	2.16	2.49	(0.30)	(1.63)	(1.93)
Year Ended June 30, 2022	25.66	0.38	(3.74)	(3.36)	(0.61)	(3.18)	(3.79)
Year Ended June 30, 2021	19.29	0.32	7.10	7.42	(0.37)	(0.68)	(1.05)
Year Ended June 30, 2020	21.20	0.35	(0.14)	0.21	(0.38)	(1.74)	(2.12)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	21.97	0.35	0.52	0.87	(0.55)	(0.47)	(1.02)
Year Ended June 30, 2024	19.07	0.40	2.89	3.29	(0.39)	—	(0.39)
Year Ended June 30, 2023	18.51	0.35	2.16	2.51	(0.32)	(1.63)	(1.95)
Year Ended June 30, 2022	25.65	0.40	(3.74)	(3.34)	(0.62)	(3.18)	(3.80)
Year Ended June 30, 2021	19.28	0.34	7.10	7.44	(0.39)	(0.68)	(1.07)
Year Ended June 30, 2020	21.20	0.37	(0.15)	0.22	(0.40)	(1.74)	(2.14)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$21.83	3.84%	$597,853	0.10%	2.91%	0.11%	8%
21.97	17.34	578,627	0.10	2.03	0.11	21
19.07	14.60	654,843	0.10	1.80	0.12	16
18.51	(15.86)	845,697	0.10	1.64	0.11	40
25.66	39.20	1,103,307	0.10	1.41	0.12	32
19.29	0.43	1,036,265	0.10	1.73	0.12	51

21.82	3.90	1,653,066	0.00	3.03	0.02	8
21.97	17.45	1,561,270	0.00	1.99	0.01	21
19.07	14.75	1,599,405	0.00	1.91	0.02	16
18.51	(15.79)	1,425,466	0.00	1.75	0.02	40
25.65	39.36	1,706,379	0.00	1.48	0.02	32
19.28	0.48	1,442,523	0.00	1.84	0.02	51

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$22.15	$0.28	$0.54	$0.82	$(0.44)	$(0.10)	$(0.54)
Year Ended June 30, 2024	19.12	0.29	3.03	3.32	(0.29)	—	(0.29)
Year Ended June 30, 2023	18.45	0.25	2.23	2.48	(0.26)	(1.55)	(1.81)
Year Ended June 30, 2022	25.66	0.29	(3.77)	(3.48)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.30	0.25	7.10	7.35	(0.29)	(0.70)	(0.99)
Year Ended June 30, 2020	21.14	0.29	(0.15)	0.14	(0.32)	(1.66)	(1.98)
Class C
Six Months Ended December 31, 2024 (Unaudited)	21.53	0.21	0.53	0.74	(0.32)	(0.10)	(0.42)
Year Ended June 30, 2024	18.60	0.17	2.94	3.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	18.00	0.15	2.16	2.31	(0.16)	(1.55)	(1.71)
Year Ended June 30, 2022	25.22	0.17	(3.69)	(3.52)	(0.56)	(3.14)	(3.70)
Year Ended June 30, 2021	19.05	0.09	7.02	7.11	(0.24)	(0.70)	(0.94)
Year Ended June 30, 2020	20.92	0.17	(0.15)	0.02	(0.23)	(1.66)	(1.89)
Class I
Six Months Ended December 31, 2024 (Unaudited)	22.31	0.29	0.56	0.85	(0.48)	(0.10)	(0.58)
Year Ended June 30, 2024	19.26	0.32	3.05	3.37	(0.32)	—	(0.32)
Year Ended June 30, 2023	18.57	0.30	2.23	2.53	(0.29)	(1.55)	(1.84)
Year Ended June 30, 2022	25.77	0.34	(3.80)	(3.46)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.38	0.28	7.14	7.42	(0.33)	(0.70)	(1.03)
Year Ended June 30, 2020	21.22	0.33	(0.16)	0.17	(0.35)	(1.66)	(2.01)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	21.87	0.24	0.54	0.78	(0.37)	(0.10)	(0.47)
Year Ended June 30, 2024	18.89	0.22	2.99	3.21	(0.23)	—	(0.23)
Year Ended June 30, 2023	18.25	0.20	2.20	2.40	(0.21)	(1.55)	(1.76)
Year Ended June 30, 2022	25.48	0.22	(3.74)	(3.52)	(0.57)	(3.14)	(3.71)
Year Ended June 30, 2021	19.20	0.16	7.07	7.23	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2020	21.05	0.23	(0.16)	0.07	(0.26)	(1.66)	(1.92)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	22.02	0.26	0.54	0.80	(0.40)	(0.10)	(0.50)
Year Ended June 30, 2024	19.01	0.26	3.03	3.29	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.35	0.23	2.22	2.45	(0.24)	(1.55)	(1.79)
Year Ended June 30, 2022	25.55	0.28	(3.75)	(3.47)	(0.59)	(3.14)	(3.73)
Year Ended June 30, 2021	19.23	0.24	7.06	7.30	(0.28)	(0.70)	(0.98)
Year Ended June 30, 2020	21.07	0.29	(0.17)	0.12	(0.30)	(1.66)	(1.96)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	22.25	0.31	0.54	0.85	(0.49)	(0.10)	(0.59)
Year Ended June 30, 2024	19.21	0.32	3.05	3.37	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.54	0.32	2.20	2.52	(0.30)	(1.55)	(1.85)
Year Ended June 30, 2022	25.73	0.32	(3.77)	(3.45)	(0.60)	(3.14)	(3.74)
Year Ended June 30, 2021	19.34	0.29	7.11	7.40	(0.31)	(0.70)	(1.01)
Year Ended June 30, 2020	21.18	0.30	(0.13)	0.17	(0.35)	(1.66)	(2.01)
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.43	3.71%	$430,123	0.44%	2.43%	0.52%	7%
22.15	17.52	437,142	0.44	1.43	0.53	22
19.12	14.52	415,427	0.43	1.36	0.53	17
18.45	(16.32)	410,646	0.43	1.26	0.52	42
25.66	38.77	622,310	0.42	1.08	0.52	33
19.30	0.11	669,044	0.41	1.44	0.53	50

21.85	3.42	8,072	1.00	1.86	1.05	7
21.53	16.84	8,113	1.00	0.87	1.06	22
18.60	13.86	7,943	1.00	0.83	1.05	17
18.00	(16.78)	7,296	1.00	0.73	1.05	42
25.22	37.97	9,790	1.00	0.39	1.06	33
19.05	(0.47)	10,868	0.99	0.88	1.06	50

22.58	3.81	143,519	0.25	2.51	0.27	7
22.31	17.69	160,188	0.25	1.60	0.27	22
19.26	14.76	165,089	0.25	1.63	0.27	17
18.57	(16.17)	197,122	0.25	1.44	0.27	42
25.77	38.99	341,114	0.25	1.20	0.27	33
19.38	0.27	351,331	0.24	1.63	0.27	50

22.18	3.55	122,619	0.75	2.07	0.77	7
21.87	17.14	129,170	0.75	1.12	0.77	22
18.89	14.20	120,984	0.75	1.08	0.77	17
18.25	(16.59)	111,445	0.75	0.96	0.77	42
25.48	38.33	143,149	0.75	0.71	0.77	33
19.20	(0.25)	141,456	0.76	1.14	0.78	50

22.32	3.65	18,230	0.50	2.28	0.52	7
22.02	17.44	24,647	0.50	1.30	0.52	22
19.01	14.45	22,993	0.50	1.28	0.52	17
18.35	(16.36)	24,905	0.50	1.20	0.52	42
25.55	38.64	32,912	0.50	1.05	0.52	33
19.23	0.02	28,624	0.51	1.44	0.53	50

22.51	3.80	9,985	0.25	2.65	0.27	7
22.25	17.72	9,723	0.25	1.60	0.27	22
19.21	14.74	7,837	0.25	1.71	0.27	17
18.54	(16.15)	6,998	0.25	1.37	0.27	42
25.73	38.98	10,679	0.25	1.26	0.27	33
19.34	0.27	21,884	0.25	1.46	0.27	50
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2050 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$22.39	$0.33	$0.54	$0.87	$(0.52)	$(0.10)	$(0.62)
Year Ended June 30, 2024	19.32	0.38	3.05	3.43	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.63	0.35	2.21	2.56	(0.32)	(1.55)	(1.87)
Year Ended June 30, 2022	25.82	0.38	(3.81)	(3.43)	(0.62)	(3.14)	(3.76)
Year Ended June 30, 2021	19.41	0.32	7.15	7.47	(0.36)	(0.70)	(1.06)
Year Ended June 30, 2020	21.25	0.35	(0.15)	0.20	(0.38)	(1.66)	(2.04)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	22.41	0.34	0.54	0.88	(0.54)	(0.10)	(0.64)
Year Ended June 30, 2024	19.34	0.38	3.07	3.45	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.65	0.34	2.24	2.58	(0.34)	(1.55)	(1.89)
Year Ended June 30, 2022	25.83	0.40	(3.81)	(3.41)	(0.63)	(3.14)	(3.77)
Year Ended June 30, 2021	19.42	0.34	7.16	7.50	(0.39)	(0.70)	(1.09)
Year Ended June 30, 2020	21.26	0.37	(0.15)	0.22	(0.40)	(1.66)	(2.06)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.64	3.88%	$679,485	0.10%	2.82%	0.12%	7%
22.39	17.93	647,383	0.10	1.88	0.12	22
19.32	14.87	662,293	0.10	1.89	0.12	17
18.63	(16.04)	956,841	0.10	1.62	0.12	42
25.82	39.25	1,208,319	0.10	1.37	0.12	33
19.41	0.41	1,040,450	0.10	1.74	0.12	50

22.65	3.93	1,332,595	0.00	2.92	0.02	7
22.41	18.03	1,258,120	0.00	1.87	0.02	22
19.34	15.02	1,297,128	0.00	1.85	0.02	17
18.65	(15.95)	1,140,227	0.00	1.73	0.02	42
25.83	39.36	1,389,666	0.00	1.48	0.02	33
19.42	0.51	1,183,628	0.00	1.83	0.02	50

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$26.74	$0.34	$0.66	$1.00	$(0.53)	$(0.06)	$(0.59)
Year Ended June 30, 2024	23.10	0.35	3.64	3.99	(0.35)	—	(0.35)
Year Ended June 30, 2023	22.13	0.30	2.68	2.98	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.64	0.34	(4.52)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.16	0.29	8.18	8.47	(0.34)	(0.65)	(0.99)
Year Ended June 30, 2020	23.80	0.33	(0.19)	0.14	(0.37)	(1.41)	(1.78)
Class C
Six Months Ended December 31, 2024 (Unaudited)	26.20	0.24	0.66	0.90	(0.35)	(0.06)	(0.41)
Year Ended June 30, 2024	22.65	0.21	3.56	3.77	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.73	0.18	2.64	2.82	(0.18)	(1.72)	(1.90)
Year Ended June 30, 2022	29.29	0.19	(4.45)	(4.26)	(0.67)	(2.63)	(3.30)
Year Ended June 30, 2021	21.99	0.12	8.11	8.23	(0.28)	(0.65)	(0.93)
Year Ended June 30, 2020	23.66	0.21	(0.20)	0.01	(0.27)	(1.41)	(1.68)
Class I
Six Months Ended December 31, 2024 (Unaudited)	26.86	0.33	0.70	1.03	(0.57)	(0.06)	(0.63)
Year Ended June 30, 2024	23.19	0.40	3.66	4.06	(0.39)	—	(0.39)
Year Ended June 30, 2023	22.21	0.36	2.68	3.04	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.70	0.39	(4.53)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.21	0.33	8.19	8.52	(0.38)	(0.65)	(1.03)
Year Ended June 30, 2020	23.84	0.38	(0.20)	0.18	(0.40)	(1.41)	(1.81)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	26.51	0.29	0.65	0.94	(0.44)	(0.06)	(0.50)
Year Ended June 30, 2024	22.90	0.27	3.62	3.89	(0.28)	—	(0.28)
Year Ended June 30, 2023	21.96	0.24	2.65	2.89	(0.23)	(1.72)	(1.95)
Year Ended June 30, 2022	29.51	0.25	(4.49)	(4.24)	(0.68)	(2.63)	(3.31)
Year Ended June 30, 2021	22.11	0.19	8.15	8.34	(0.29)	(0.65)	(0.94)
Year Ended June 30, 2020	23.75	0.25	(0.18)	0.07	(0.30)	(1.41)	(1.71)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	26.60	0.31	0.67	0.98	(0.48)	(0.06)	(0.54)
Year Ended June 30, 2024	22.97	0.31	3.65	3.96	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.03	0.30	2.65	2.95	(0.29)	(1.72)	(2.01)
Year Ended June 30, 2022	29.54	0.32	(4.50)	(4.18)	(0.70)	(2.63)	(3.33)
Year Ended June 30, 2021	22.10	0.26	8.15	8.41	(0.32)	(0.65)	(0.97)
Year Ended June 30, 2020	23.73	0.33	(0.20)	0.13	(0.35)	(1.41)	(1.76)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	26.89	0.39	0.64	1.03	(0.59)	(0.06)	(0.65)
Year Ended June 30, 2024	23.16	0.32	3.74	4.06	(0.33)	—	(0.33)
Year Ended June 30, 2023	22.19	0.33	2.70	3.03	(0.34)	(1.72)	(2.06)
Year Ended June 30, 2022	29.68	0.35	(4.49)	(4.14)	(0.72)	(2.63)	(3.35)
Year Ended June 30, 2021	22.18	0.34	8.17	8.51	(0.36)	(0.65)	(1.01)
Year Ended June 30, 2020	23.81	0.37	(0.19)	0.18	(0.40)	(1.41)	(1.81)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$27.15	3.73%	$263,985	0.44%	2.46%	0.53%	7%
26.74	17.43	260,250	0.44	1.43	0.53	25
23.10	14.52	236,957	0.43	1.38	0.53	20
22.13	(16.24)	229,868	0.42	1.25	0.53	44
29.64	38.80	353,792	0.42	1.10	0.53	35
22.16	0.13	333,643	0.41	1.46	0.54	59

26.69	3.43	5,098	1.00	1.76	1.06	7
26.20	16.76	5,521	1.00	0.88	1.08	25
22.65	13.91	5,686	1.00	0.83	1.06	20
21.73	(16.74)	5,304	1.01	0.72	1.06	44
29.29	37.96	6,503	1.00	0.47	1.06	35
21.99	(0.42)	5,393	0.99	0.91	1.12	59

27.26	3.81	55,210	0.25	2.38	0.27	7
26.86	17.68	71,133	0.25	1.65	0.28	25
23.19	14.72	76,441	0.25	1.63	0.28	20
22.21	(16.10)	97,551	0.25	1.42	0.28	44
29.70	38.98	163,327	0.25	1.24	0.28	35
22.21	0.34	164,090	0.24	1.66	0.28	59

26.95	3.55	99,924	0.75	2.11	0.77	7
26.51	17.11	101,778	0.75	1.12	0.78	25
22.90	14.16	92,962	0.75	1.08	0.78	20
21.96	(16.53)	85,684	0.76	0.92	0.78	44
29.51	38.29	108,729	0.75	0.72	0.78	35
22.11	(0.18)	93,217	0.76	1.11	0.79	59

27.04	3.68	9,477	0.50	2.21	0.53	7
26.60	17.40	11,986	0.50	1.30	0.53	25
22.97	14.42	11,606	0.50	1.34	0.54	20
22.03	(16.31)	10,367	0.50	1.18	0.54	44
29.54	38.64	14,248	0.50	1.00	0.53	35
22.10	0.09	12,681	0.50	1.46	0.55	59

27.27	3.81	1,390	0.25	2.76	0.29	7
26.89	17.70	1,248	0.25	1.34	0.32	25
23.16	14.69	2,206	0.25	1.49	0.29	20
22.19	(16.12)	2,315	0.25	1.25	0.28	44
29.68	38.98	4,137	0.25	1.30	0.28	35
22.18	0.33	8,754	0.25	1.63	0.29	59
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2055 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$26.92	$0.40	$0.65	$1.05	$(0.62)	$(0.06)	$(0.68)
Year Ended June 30, 2024	23.24	0.45	3.66	4.11	(0.43)	—	(0.43)
Year Ended June 30, 2023	22.26	0.40	2.67	3.07	(0.37)	(1.72)	(2.09)
Year Ended June 30, 2022	29.73	0.44	(4.55)	(4.11)	(0.73)	(2.63)	(3.36)
Year Ended June 30, 2021	22.23	0.37	8.20	8.57	(0.42)	(0.65)	(1.07)
Year Ended June 30, 2020	23.86	0.40	(0.19)	0.21	(0.43)	(1.41)	(1.84)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	26.94	0.42	0.65	1.07	(0.65)	(0.06)	(0.71)
Year Ended June 30, 2024	23.26	0.46	3.67	4.13	(0.45)	—	(0.45)
Year Ended June 30, 2023	22.28	0.41	2.69	3.10	(0.40)	(1.72)	(2.12)
Year Ended June 30, 2022	29.74	0.47	(4.55)	(4.08)	(0.75)	(2.63)	(3.38)
Year Ended June 30, 2021	22.24	0.39	8.21	8.60	(0.45)	(0.65)	(1.10)
Year Ended June 30, 2020	23.87	0.42	(0.18)	0.24	(0.46)	(1.41)	(1.87)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$27.29	3.90%	$467,296	0.10%	2.84%	0.12%	7%
26.92	17.87	445,333	0.10	1.86	0.12	25
23.24	14.86	411,787	0.10	1.81	0.13	20
22.26	(15.97)	472,573	0.10	1.62	0.12	44
29.73	39.20	549,015	0.10	1.41	0.13	35
22.23	0.48	458,536	0.10	1.75	0.13	59

27.30	3.96	875,558	0.00	2.95	0.02	7
26.94	17.96	801,577	0.00	1.87	0.02	25
23.26	15.00	849,896	0.00	1.86	0.03	20
22.28	(15.88)	703,185	0.00	1.73	0.03	44
29.74	39.32	782,080	0.00	1.47	0.03	35
22.24	0.58	599,703	0.00	1.82	0.03	59

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$22.62	$0.30	$0.54	$0.84	$(0.44)	$(0.19)	$(0.63)
Year Ended June 30, 2024	19.54	0.29	3.09	3.38	(0.30)	—	(0.30)
Year Ended June 30, 2023	18.13	0.24	2.28	2.52	(0.23)	(0.88)	(1.11)
Year Ended June 30, 2022	23.51	0.29	(3.73)	(3.44)	(0.57)	(1.37)	(1.94)
Year Ended June 30, 2021	17.52	0.22	6.47	6.69	(0.26)	(0.44)	(0.70)
Year Ended June 30, 2020	18.17	0.25	(0.21)	0.04	(0.29)	(0.40)	(0.69)
Class C
Six Months Ended December 31, 2024 (Unaudited)	22.26	0.21	0.56	0.77	(0.32)	(0.19)	(0.51)
Year Ended June 30, 2024	19.24	0.18	3.04	3.22	(0.20)	—	(0.20)
Year Ended June 30, 2023	17.87	0.16	2.22	2.38	(0.13)	(0.88)	(1.01)
Year Ended June 30, 2022	23.31	0.18	(3.71)	(3.53)	(0.54)	(1.37)	(1.91)
Year Ended June 30, 2021	17.43	0.08	6.45	6.53	(0.21)	(0.44)	(0.65)
Year Ended June 30, 2020	18.11	0.15	(0.21)	(0.06)	(0.22)	(0.40)	(0.62)
Class I
Six Months Ended December 31, 2024 (Unaudited)	22.71	0.32	0.54	0.86	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.60	0.32	3.12	3.44	(0.33)	—	(0.33)
Year Ended June 30, 2023	18.19	0.30	2.26	2.56	(0.27)	(0.88)	(1.15)
Year Ended June 30, 2022	23.56	0.31	(3.73)	(3.42)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.55	0.25	6.49	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.29	(0.22)	0.07	(0.32)	(0.40)	(0.72)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	22.45	0.25	0.56	0.81	(0.38)	(0.19)	(0.57)
Year Ended June 30, 2024	19.40	0.23	3.07	3.30	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.02	0.20	2.24	2.44	(0.18)	(0.88)	(1.06)
Year Ended June 30, 2022	23.44	0.20	(3.70)	(3.50)	(0.55)	(1.37)	(1.92)
Year Ended June 30, 2021	17.49	0.15	6.46	6.61	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2020	18.16	0.21	(0.24)	(0.03)	(0.24)	(0.40)	(0.64)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	22.60	0.28	0.56	0.84	(0.41)	(0.19)	(0.60)
Year Ended June 30, 2024	19.52	0.27	3.09	3.36	(0.28)	—	(0.28)
Year Ended June 30, 2023	18.11	0.23	2.28	2.51	(0.22)	(0.88)	(1.10)
Year Ended June 30, 2022	23.51	0.26	(3.73)	(3.47)	(0.56)	(1.37)	(1.93)
Year Ended June 30, 2021	17.52	0.21	6.47	6.68	(0.25)	(0.44)	(0.69)
Year Ended June 30, 2020	18.17	0.26	(0.23)	0.03	(0.28)	(0.40)	(0.68)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	22.65	0.32	0.54	0.86	(0.48)	(0.19)	(0.67)
Year Ended June 30, 2024	19.55	0.33	3.11	3.44	(0.34)	—	(0.34)
Year Ended June 30, 2023	18.19	0.35	2.19	2.54	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.55	0.29	(3.70)	(3.41)	(0.58)	(1.37)	(1.95)
Year Ended June 30, 2021	17.54	0.30	6.44	6.74	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	18.20	0.26	(0.20)	0.06	(0.32)	(0.40)	(0.72)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.83	3.72%	$70,102	0.44%	2.52%	0.55%	7%
22.62	17.46	65,268	0.44	1.42	0.57	39
19.54	14.59	47,910	0.43	1.30	0.57	24
18.13	(16.24)	39,896	0.43	1.30	0.59	47
23.51	38.70	50,703	0.42	1.05	0.59	36
17.52	0.03	45,390	0.41	1.42	0.66	41

22.52	3.45	3,306	1.00	1.83	1.08	7
22.26	16.84	3,257	1.00	0.88	1.11	39
19.24	13.90	2,296	1.00	0.90	1.10	24
17.87	(16.76)	1,873	1.01	0.83	1.10	47
23.31	37.99	1,992	1.00	0.40	1.12	36
17.43	(0.56)	1,267	0.99	0.87	1.22	41

22.90	3.79	35,769	0.25	2.65	0.30	7
22.71	17.70	33,157	0.25	1.55	0.30	39
19.60	14.80	27,615	0.25	1.63	0.31	24
18.19	(16.12)	28,164	0.26	1.41	0.33	47
23.56	38.99	50,531	0.25	1.17	0.32	36
17.55	0.20	25,175	0.24	1.64	0.39	41

22.69	3.58	14,377	0.75	2.15	0.80	7
22.45	17.11	13,477	0.75	1.14	0.82	39
19.40	14.19	10,268	0.75	1.07	0.82	24
18.02	(16.53)	9,499	0.76	0.94	0.84	47
23.44	38.34	9,829	0.75	0.72	0.84	36
17.49	(0.39)	5,747	0.75	1.17	0.93	41

22.84	3.73	7,822	0.50	2.38	0.55	7
22.60	17.38	8,815	0.50	1.31	0.57	39
19.52	14.51	7,473	0.50	1.26	0.57	24
18.11	(16.34)	7,162	0.51	1.20	0.59	47
23.51	38.64	7,448	0.50	0.99	0.59	36
17.52	(0.07)	4,378	0.50	1.47	0.68	41

22.84	3.80	6,142	0.25	2.70	0.30	7
22.65	17.76	5,579	0.25	1.62	0.32	39
19.55	14.71	3,498	0.25	1.88	0.32	24
18.19	(16.09)	407	0.26	1.29	0.37	47
23.55	38.98	1,255	0.25	1.44	0.36	36
17.54	0.12	1,262	0.25	1.46	0.42	41
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2060 Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$22.72	$0.34	$0.55	$0.89	$(0.52)	$(0.19)	$(0.71)
Year Ended June 30, 2024	19.61	0.39	3.08	3.47	(0.36)	—	(0.36)
Year Ended June 30, 2023	18.20	0.35	2.24	2.59	(0.30)	(0.88)	(1.18)
Year Ended June 30, 2022	23.56	0.35	(3.75)	(3.40)	(0.59)	(1.37)	(1.96)
Year Ended June 30, 2021	17.54	0.28	6.50	6.78	(0.32)	(0.44)	(0.76)
Year Ended June 30, 2020	18.20	0.31	(0.23)	0.08	(0.34)	(0.40)	(0.74)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	22.77	0.36	0.55	0.91	(0.54)	(0.19)	(0.73)
Year Ended June 30, 2024	19.66	0.39	3.10	3.49	(0.38)	—	(0.38)
Year Ended June 30, 2023	18.24	0.35	2.27	2.62	(0.32)	(0.88)	(1.20)
Year Ended June 30, 2022	23.59	0.38	(3.76)	(3.38)	(0.60)	(1.37)	(1.97)
Year Ended June 30, 2021	17.57	0.30	6.50	6.80	(0.34)	(0.44)	(0.78)
Year Ended June 30, 2020	18.22	0.33	(0.22)	0.11	(0.36)	(0.40)	(0.76)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.90	3.89%	$183,514	0.10%	2.88%	0.14%	7%
22.72	17.89	167,313	0.10	1.87	0.15	39
19.61	14.97	144,381	0.10	1.86	0.15	24
18.20	(16.02)	115,172	0.11	1.58	0.18	47
23.56	39.25	92,080	0.10	1.31	0.17	36
17.54	0.26	55,957	0.10	1.77	0.24	41

22.95	3.97	430,520	0.00	2.98	0.04	7
22.77	17.94	384,938	0.00	1.86	0.05	39
19.66	15.11	362,709	0.00	1.87	0.06	24
18.24	(15.92)	260,352	0.01	1.72	0.08	47
23.59	39.32	235,256	0.00	1.41	0.08	36
17.57	0.41	139,446	0.00	1.89	0.14	41

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® 2065 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$19.81	$0.30	$0.41	$0.71	$(0.36)	$(0.04)	$(0.40)
Year Ended June 30, 2024	17.14	0.25	2.72	2.97	(0.24)	(0.06)	(0.30)
November 1, 2022 (i) through June 30, 2023	15.00	0.13	2.18	2.31	(0.17)	—	(0.17)
Class C
Six Months Ended December 31, 2024 (Unaudited)	19.72	0.17	0.49	0.66	(0.21)	(0.04)	(0.25)
Year Ended June 30, 2024	17.09	0.16	2.69	2.85	(0.16)	(0.06)	(0.22)
November 1, 2022 (i) through June 30, 2023	15.00	0.14	2.11	2.25	(0.16)	—	(0.16)
Class I
Six Months Ended December 31, 2024 (Unaudited)	19.86	0.32	0.42	0.74	(0.39)	(0.04)	(0.43)
Year Ended June 30, 2024	17.16	0.29	2.72	3.01	(0.25)	(0.06)	(0.31)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.13	2.34	(0.18)	—	(0.18)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	19.83	0.22	0.47	0.69	(0.30)	(0.04)	(0.34)
Year Ended June 30, 2024	17.11	0.19	2.72	2.91	(0.13)	(0.06)	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.17	2.11	2.28	(0.17)	—	(0.17)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	19.85	0.20	0.51	0.71	(0.31)	(0.04)	(0.35)
Year Ended June 30, 2024	17.13	0.23	2.73	2.96	(0.18)	(0.06)	(0.24)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.10	2.30	(0.17)	—	(0.17)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	19.88	0.28	0.47	0.75	(0.38)	(0.04)	(0.42)
Year Ended June 30, 2024	17.16	0.30	2.70	3.00	(0.22)	(0.06)	(0.28)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.12	2.34	(0.18)	—	(0.18)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	19.89	0.32	0.43	0.75	(0.41)	(0.04)	(0.45)
Year Ended June 30, 2024	17.17	0.22	2.82	3.04	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.22	2.13	2.35	(0.18)	—	(0.18)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	19.91	0.38	0.38	0.76	(0.42)	(0.04)	(0.46)
Year Ended June 30, 2024	17.18	0.34	2.71	3.05	(0.26)	(0.06)	(0.32)
November 1, 2022 (i) through June 30, 2023	15.00	0.20	2.16	2.36	(0.18)	—	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
(j)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan SmartRetirement® Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$20.12	3.60%	$4,848	0.44%	2.91%	1.28%	9%
19.81	17.48	2,999	0.44 (h)	1.34 (h)	2.88 (h)	18
17.14	15.57	244	0.44 (h)	1.19 (h)	9.65 (h)	31

20.13	3.31	80	1.00	1.64	2.15	9
19.72	16.81	97	1.00 (h)	0.89 (h)	4.17 (h)	18
17.09	15.13	23	1.00 (h)	1.35 (h)	20.65 (h)	31

20.17	3.71	544	0.25	3.09	1.15	9
19.86	17.68	313	0.25 (h)	1.59 (h)	2.89 (h)	18
17.16	15.74	56	0.25 (h)	1.95 (h)	17.19 (h)	31

20.18	3.45	51	0.75	2.16	3.47	9
19.83	17.13	46	0.75 (h)	1.06 (h)	4.60 (h)	18
17.11	15.31	24	0.75 (h)	1.59 (h)	20.21 (h)	31

20.21	3.55	41	0.50	1.90	1.34	9
19.85	17.42	55	0.50 (h)	1.27 (h)	4.17 (h)	18
17.13	15.49	26	0.50 (h)	1.84 (h)	19.92 (h)	31

20.21	3.74	29	0.25	2.69	1.04	9
19.88	17.65	27	0.25 (h)	1.64 (h)	4.43 (h)	18
17.16	15.74	23	0.25 (h)	2.10 (h)	19.88 (h)	31

20.19	3.76	13,909	0.10	3.04	0.86	9
19.89	17.89	10,489	0.10 (h)	1.14 (h)	0.93 (h)	18
17.17	15.83	72	0.10 (h)	2.07 (h)	15.97 (h)	31

20.21	3.82	33,712	0.00 (j)	3.60	0.77	9
19.91	17.96	16,005	0.00 (h)(j)	1.84 (h)	2.60 (h)	18
17.18	15.92	3,648	0.00 (h)(j)	1.86 (h)	12.74 (h)	31

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	97

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2020 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2025 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2030 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2035 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2040 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2045 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2050 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2055 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2060 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® 2065 Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

98	J.P. Morgan SmartRetirement® Funds	December 31, 2024

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,016,761	$—	$—	$1,016,761

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2020 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,166,282	$—	$—	$1,166,282

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan SmartRetirement® 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,610,051	$—	$—	$2,610,051

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan SmartRetirement® 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$968,279	$—	$—	$968,279
Investment Companies	3,079,735	—	—	3,079,735
U.S. Treasury Obligations	—	2,437	—	2,437
Short-Term Investments
Investment Companies	80,986	—	—	80,986
Total Investments in Securities	$4,129,000	$2,437	$—	$4,131,437
Depreciation in Other Financial Instruments
Futures Contracts	$(2,129)	$—	$—	$(2,129)

JPMorgan SmartRetirement® 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$933,646	$—	$—	$933,646
Investment Companies	2,806,553	—	—	2,806,553
U.S. Treasury Obligations	—	2,244	—	2,244
Short-Term Investments
Investment Companies	67,662	—	—	67,662
Total Investments in Securities	$3,807,861	$2,244	$—	$3,810,105
Depreciation in Other Financial Instruments
Futures Contracts	$(1,967)	$—	$—	$(1,967)

JPMorgan SmartRetirement® 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$1,078,999	$—	$—	$1,078,999
Investment Companies	2,735,674	—	—	2,735,674
U.S. Treasury Obligations	—	2,300	—	2,300

100	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2040 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$64,810	$—	$—	$64,810
Total Investments in Securities	$3,879,483	$2,300	$—	$3,881,783
Depreciation in Other Financial Instruments
Futures Contracts	$(2,006)	$—	$—	$(2,006)

JPMorgan SmartRetirement® 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$926,670	$—	$—	$926,670
Investment Companies	2,038,729	—	—	2,038,729
U.S. Treasury Obligations	—	1,821	—	1,821
Short-Term Investments
Investment Companies	54,822	—	—	54,822
Total Investments in Securities	$3,020,221	$1,821	$—	$3,022,042
Depreciation in Other Financial Instruments
Futures Contracts	$(1,561)	$—	$—	$(1,561)

JPMorgan SmartRetirement® 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$882,261	$—	$—	$882,261
Investment Companies	1,828,925	—	—	1,828,925
U.S. Treasury Obligations	—	1,673	—	1,673
Short-Term Investments
Investment Companies	50,096	—	—	50,096
Total Investments in Securities	$2,761,282	$1,673	$—	$2,762,955
Depreciation in Other Financial Instruments
Futures Contracts	$(1,427)	$—	$—	$(1,427)

JPMorgan SmartRetirement® 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$572,831	$—	$—	$572,831
Investment Companies	1,187,499	—	—	1,187,499
U.S. Treasury Obligations	—	1,194	—	1,194
Short-Term Investments
Investment Companies	33,877	—	—	33,877
Total Investments in Securities	$1,794,207	$1,194	$—	$1,795,401

December 31, 2024	J.P. Morgan SmartRetirement® Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2055 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(926)	$—	$—	$(926)

JPMorgan SmartRetirement® 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$241,743	$—	$—	$241,743
Investment Companies	501,152	—	—	501,152
U.S. Treasury Obligations	—	536	—	536
Short-Term Investments
Investment Companies	15,534	—	—	15,534
Total Investments in Securities	$758,429	$536	$—	$758,965
Depreciation in Other Financial Instruments
Futures Contracts	$(391)	$—	$—	$(391)

JPMorgan SmartRetirement® 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$16,914	$—	$—	$16,914
Investment Companies	35,057	—	—	35,057
U.S. Treasury Obligations	—	83	—	83
Short-Term Investments
Investment Companies	1,351	—	—	1,351
Total Investments in Securities	$53,322	$83	$—	$53,405
Depreciation in Other Financial Instruments
Futures Contracts	$(27)	$—	$—	$(27)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

102	J.P. Morgan SmartRetirement® Funds	December 31, 2024

C. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$19,671	$1,041	$1,560	$100	$(395)	$18,857	504	$461	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,184	153	448	57	117	2,063	22	35	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	29,772	2,330	6,343	1,563	1,328	28,650	298	236	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	13,897	49	644	(23)	136	13,415	291	608	—
JPMorgan Core Bond Fund Class R6 Shares (a)	332,312	7,967	22,143	(1,909)	2,534	318,761	31,498	6,768	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	110,831	3,132	7,858	(704)	808	106,209	14,917	2,740	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,020	599	1,542	28	304	18,409	2,965	599	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	7,822	590	606	222	(486)	7,542	249	123	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	11,802	887	1,003	(243)	(112)	11,331	703	271	—
JPMorgan Global Select Equity ETF (a)	42,367	1,946	3,409	317	(469)	40,752	679	250	547
JPMorgan High Yield Fund Class R6 Shares (a)	56,066	3,055	6,125	94	908	53,998	8,320	2,175	—
JPMorgan Inflation Managed Bond ETF (a)	52,882	60	2,073	(29)	164	51,004	1,090	1,185	—
JPMorgan International Equity Fund Class R6 Shares (a)	32,550	3,014	1,973	466	(2,609)	31,448	1,689	1,010	—
JPMorgan International Research Enhanced Equity ETF (a)	60,579	5,967	3,991	260	(4,267)	58,548	1,001	1,733	—
JPMorgan Realty Income ETF (a)	6,441	435	1,212	475	57	6,196	131	79	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,641	846	1,152	412	(361)	5,386	99	28	439
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	5,375	411	830	376	(80)	5,252	235	43	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	5,344	863	1,090	141	(10)	5,248	190	39	275
JPMorgan U.S. Equity Fund Class R6 Shares (a)	96,850	8,334	13,287	4,976	(3,430)	93,443	3,739	388	4,985
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	45,236	83,178	81,649	—	—	46,765	46,765	1,172	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	96,781	9,177	14,129	2,419	(764)	93,484	2,154	561	4,583
Total	$1,053,423	$134,034	$173,067	$8,998	$(6,627)	$1,016,761		$20,504	$10,829

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2020 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$23,620	$860	$2,541	$82	$(433)	$21,588	577	$534	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	2,575	149	570	74	133	2,361	25	40	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	35,739	2,339	8,711	2,321	1,111	32,799	341	279	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	16,703	24	1,512	19	124	15,358	333	714	—
JPMorgan Core Bond Fund Class R6 Shares (a)	399,439	14,342	49,894	(5,027)	6,072	364,932	36,060	7,892	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	133,219	5,421	17,277	(1,577)	1,807	121,593	17,078	3,193	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	22,912	706	2,952	52	357	21,075	3,394	706	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	9,401	461	925	377	(679)	8,635	285	143	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	14,171	843	1,641	(422)	20	12,971	805	314	—
JPMorgan Global Select Equity ETF (a)	50,873	2,293	6,357	626	(781)	46,654	777	290	634
JPMorgan High Yield Fund Class R6 Shares (a)	67,390	2,536	9,348	187	1,054	61,819	9,525	2,536	—
JPMorgan Inflation Managed Bond ETF (a)	63,561	766	6,114	(90)	269	58,392	1,248	1,396	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,074	2,984	3,480	775	(3,351)	36,002	1,934	1,170	—
JPMorgan International Research Enhanced Equity ETF (a)	72,720	8,625	10,066	825	(5,076)	67,028	1,146	1,940	—
JPMorgan Realty Income ETF (a)	7,640	1,013	2,125	877	(311)	7,094	150	92	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	6,708	864	1,481	668	(593)	6,166	113	33	509
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	6,493	328	1,163	330	25	6,013	269	50	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	6,423	842	1,429	547	(374)	6,009	218	46	318
JPMorgan U.S. Equity Fund Class R6 Shares (a)	116,258	6,363	17,517	10,292	(8,425)	106,971	4,281	450	5,775
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	51,756	136,033	131,996	—	—	55,793	55,793	1,364	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	116,176	10,566	22,020	5,138	(2,831)	107,029	2,466	648	5,186
Total	$1,262,851	$198,358	$299,119	$16,074	$(11,882)	$1,166,282		$23,830	$12,422

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.

104	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2025 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$57,638	$4,123	$6,373	$377	$(1,193)	$54,572	1,459	$1,337	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,210	424	1,179	163	326	5,944	63	100	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	87,211	4,878	17,750	4,976	3,512	82,827	861	696	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	32,836	133	1,897	28	245	31,345	680	1,430	—
JPMorgan Core Bond Fund Class R6 Shares (a)	830,650	26,837	71,139	(8,269)	9,820	787,899	77,856	16,809	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	277,033	9,906	24,675	(2,280)	2,538	262,522	36,871	6,813	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	44,891	1,427	4,143	76	714	42,965	6,919	1,408	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	22,925	7,109	7,451	146	(901)	21,828	722	358	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	34,582	2,473	3,240	(664)	(361)	32,790	2,034	788	—
JPMorgan Global Select Equity ETF (a)	124,217	5,994	11,607	937	(1,539)	118,002	1,965	727	1,589
JPMorgan High Yield Fund Class R6 Shares (a)	132,477	8,414	17,043	(400)	2,721	126,169	19,440	5,118	—
JPMorgan Inflation Managed Bond ETF (a)	109,591	—	5,360	(82)	375	104,524	2,233	2,446	—
JPMorgan International Equity Fund Class R6 Shares (a)	95,459	10,348	8,551	1,459	(7,695)	91,020	4,888	2,932	—
JPMorgan International Research Enhanced Equity ETF (a)	177,689	21,807	19,129	1,047	(11,925)	169,489	2,897	4,844	—
JPMorgan Realty Income ETF (a)	18,611	1,202	3,495	519	1,020	17,857	378	229	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	16,523	2,293	3,401	795	(630)	15,580	285	82	1,274
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	15,755	1,124	2,562	1,094	(223)	15,188	680	126	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	15,630	2,402	3,247	511	(117)	15,179	550	114	797
JPMorgan U.S. Equity Fund Class R6 Shares (a)	284,182	19,440	37,217	15,871	(11,662)	270,614	10,829	1,130	14,481
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	62,960	231,352	221,300	—	—	73,012	73,012	1,715	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	283,976	25,875	44,447	8,810	(3,489)	270,725	6,238	1,622	13,315
Total	$2,731,046	$387,561	$515,206	$25,114	$(18,464)	$2,610,051		$50,824	$31,456

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2030 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$70,640	$4,826	$4,715	$(63)	$(1,172)	$69,516	1,858	$1,693	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,247	923	2,135	195	756	11,986	128	199	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	169,543	12,074	30,548	7,333	9,242	167,644	1,742	1,389	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	37,618	471	732	(84)	377	37,650	817	1,680	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,071,731	32,732	39,979	(4,513)	5,907	1,065,878	105,324	22,340	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	357,466	12,476	14,881	(1,313)	1,423	355,171	49,883	9,042	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	50,998	2,048	2,744	39	835	51,176	8,241	1,640	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	13,592	1,213	923	274	(747)	13,409	443	219	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	67,347	6,120	4,852	(902)	(1,226)	66,487	4,124	1,587	—
JPMorgan Global Select Equity ETF (a)	242,217	14,880	16,455	1,049	(2,129)	239,562	3,990	1,468	3,207
JPMorgan High Yield Fund Class R6 Shares (a)	151,764	6,529	9,412	(253)	2,920	151,548	23,351	6,062	—
JPMorgan Inflation Managed Bond ETF (a)	61,750	854	993	(6)	143	61,748	1,319	1,411	—
JPMorgan International Equity Fund Class R6 Shares (a)	186,280	19,346	7,997	247	(12,952)	184,924	9,932	5,921	—
JPMorgan International Research Enhanced Equity ETF (a)	346,642	38,854	17,957	1,520	(24,811)	344,248	5,884	10,162	—
JPMorgan Realty Income ETF (a)	35,999	2,620	5,599	782	2,123	35,925	760	452	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	31,487	4,936	5,287	461	(275)	31,322	573	163	2,547
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,536	2,703	4,455	1,223	459	30,466	1,365	251	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	29,898	5,273	5,378	896	(241)	30,448	1,104	225	1,589
JPMorgan U.S. Equity Fund Class R6 Shares (a)	554,096	46,066	58,123	21,482	(14,168)	549,353	21,983	2,252	29,218
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	47,204	277,519	243,737	—	—	80,986	80,986	1,379	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	553,662	45,465	58,931	9,982	(625)	549,553	12,663	3,263	26,867
Total	$4,122,717	$537,928	$535,833	$38,349	$(34,161)	$4,129,000		$72,798	$63,428

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.

106	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2035 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$85,099	$7,874	$5,489	$275	$(1,854)	$85,905	2,296	$2,091	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,349	1,045	1,947	180	833	13,460	144	221	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	114,229	8,807	18,460	2,221	8,894	115,691	1,202	951	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	24,066	856	315	(37)	216	24,786	538	1,091	—
JPMorgan Core Bond Fund Class R6 Shares (a)	236,583	13,221	7,599	(727)	951	242,429	23,956	5,012	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	710,062	41,612	24,673	(3,450)	3,354	726,905	102,093	18,205	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	32,527	1,913	1,428	7	542	33,561	5,404	1,059	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	20,801	2,390	1,389	67	(811)	21,058	696	343	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	73,777	8,294	5,211	311	(2,714)	74,457	4,619	1,776	—
JPMorgan Global Select Equity ETF (a)	264,446	18,542	13,465	638	(2,163)	267,998	4,464	1,641	3,585
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	320,390	39,735	42,117	7,771	(507)	325,272	7,644	—	17,772
JPMorgan High Yield Fund Class R6 Shares (a)	96,977	5,561	4,457	(97)	1,784	99,768	15,373	3,931	—
JPMorgan International Equity Fund Class R6 Shares (a)	203,630	30,456	12,807	286	(14,584)	206,981	11,116	6,622	—
JPMorgan International Research Enhanced Equity ETF (a)	378,986	43,654	11,315	188	(26,145)	385,368	6,587	11,368	—
JPMorgan Realty Income ETF (a)	39,705	2,978	5,397	197	2,955	40,438	855	505	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	21,294	3,586	3,548	456	(367)	21,421	392	111	1,740
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	20,367	1,938	2,566	293	815	20,847	934	172	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,854	3,474	2,869	289	87	20,835	755	153	1,086
JPMorgan U.S. Equity Fund Class R6 Shares (a)	336,878	36,984	35,937	9,238	(5,219)	341,944	13,683	1,388	18,175
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	59,300	226,076	217,714	—	—	67,662	67,662	1,365	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	336,640	33,429	33,099	8,794	(3,639)	342,125	7,883	2,014	16,713
JPMorgan Value Advantage Fund Class R6 Shares (a)	324,081	55,283	51,530	10,798	(9,682)	328,950	8,770	5,604	25,270
Total	$3,733,041	$587,708	$503,332	$37,698	$(47,254)	$3,807,861		$65,623	$84,341

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2040 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$104,239	$9,410	$6,406	$300	$(2,279)	$105,264	2,814	$2,574	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	15,644	1,162	2,179	292	890	15,809	169	261	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	133,141	9,972	21,357	2,584	10,440	134,780	1,401	1,112	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	16,415	620	224	(28)	149	16,932	367	748	—
JPMorgan Core Bond Fund Class R6 Shares (a)	160,942	9,198	4,980	(555)	674	165,279	16,332	3,431	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	483,014	27,713	15,047	(2,186)	2,054	495,548	69,599	12,503	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	22,512	1,377	929	(66)	446	23,340	3,759	740	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	28,013	3,412	1,870	37	(1,058)	28,534	943	467	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	85,568	9,834	6,018	283	(3,121)	86,546	5,369	2,074	—
JPMorgan Global Select Equity ETF (a)	307,121	21,181	15,384	465	(2,204)	311,179	5,183	1,914	4,182
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	372,248	44,913	48,345	8,833	199	377,848	8,880	—	20,740
JPMorgan High Yield Fund Class R6 Shares (a)	66,102	3,778	2,879	(66)	1,219	68,154	10,501	2,699	—
JPMorgan International Equity Fund Class R6 Shares (a)	236,583	29,124	8,542	(117)	(16,607)	240,441	12,913	7,727	—
JPMorgan International Research Enhanced Equity ETF (a)	440,268	49,691	11,855	183	(30,665)	447,622	7,650	13,263	—
JPMorgan Realty Income ETF (a)	46,561	5,602	8,161	451	2,960	47,413	1,003	594	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,935	3,974	3,927	529	(428)	25,083	459	131	2,047
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	23,772	2,349	3,076	379	923	24,347	1,091	201	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	23,136	4,150	3,386	380	52	24,332	882	179	1,275
JPMorgan U.S. Equity Fund Class R6 Shares (a)	391,096	39,099	38,019	8,353	(3,604)	396,925	15,883	1,621	21,191
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	67,583	194,699	197,472	—	—	64,810	64,810	1,416	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	390,821	33,920	34,002	10,173	(3,787)	397,125	9,150	2,348	19,488
JPMorgan Value Advantage Fund Class R6 Shares (a)	376,564	56,967	52,359	11,627	(10,627)	382,172	10,189	6,540	29,490
Total	$3,816,278	$562,145	$486,417	$41,851	$(54,374)	$3,879,483		$62,543	$98,413

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

108	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2045 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$89,913	$9,280	$5,362	$274	$(2,021)	$92,084	2,461	$2,246	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,083	1,020	1,662	221	756	13,418	143	220	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	111,734	8,887	16,859	1,979	8,936	114,677	1,192	941	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	19,373	986	212	(27)	166	20,286	440	888	—
JPMorgan Core Bond Fund Class R6 Shares (a)	75,941	5,057	1,885	(202)	246	79,157	7,822	1,627	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	227,947	15,604	6,072	(804)	695	237,370	33,339	5,929	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,758	645	390	(27)	204	11,190	1,802	351	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	25,423	3,464	1,667	34	(971)	26,283	868	429	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	71,539	9,257	4,946	236	(2,644)	73,442	4,556	1,755	—
JPMorgan Global Select Equity ETF (a)	258,174	21,869	13,114	(161)	(1,775)	264,993	4,414	1,625	3,551
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	312,685	39,506	37,555	4,114	3,043	321,793	7,563	—	17,614
JPMorgan High Yield Fund Class R6 Shares (a)	19,431	1,308	663	(15)	353	20,414	3,145	801	—
JPMorgan International Equity Fund Class R6 Shares (a)	198,557	28,523	8,271	(116)	(14,101)	204,592	10,988	6,557	—
JPMorgan International Research Enhanced Equity ETF (a)	369,520	46,282	9,096	181	(25,987)	380,900	6,510	11,256	—
JPMorgan Realty Income ETF (a)	39,046	3,712	5,380	(151)	3,085	40,312	853	502	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	20,836	3,443	3,082	359	(300)	21,256	389	111	1,730
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	19,914	2,025	2,367	154	931	20,657	925	170	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,340	3,547	2,582	232	107	20,644	749	151	1,079
JPMorgan U.S. Equity Fund Class R6 Shares (a)	328,662	37,707	31,901	5,621	(1,922)	338,167	13,532	1,373	18,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	53,035	178,631	176,844	—	—	54,822	54,822	1,214	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	328,401	31,321	26,425	5,879	(851)	338,325	7,795	1,989	16,557
JPMorgan Value Advantage Fund Class R6 Shares (a)	316,274	53,865	45,262	7,948	(7,386)	325,439	8,676	5,555	25,044
Total	$2,929,586	$505,939	$401,597	$25,729	$(39,436)	$3,020,221		$45,690	$83,582

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2050 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$87,264	$11,065	$7,063	$250	$(1,949)	$89,567	2,394	$2,192	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	12,545	939	1,508	200	734	12,910	138	213	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	106,898	8,521	15,989	1,829	8,680	109,939	1,143	905	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	11,710	745	174	(22)	106	12,365	268	542	—
JPMorgan Core Bond Fund Class R6 Shares (a)	45,246	3,063	1,008	(117)	134	47,318	4,676	976	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	135,759	9,480	3,307	(469)	377	141,840	19,921	3,553	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,512	506	214	(16)	125	6,913	1,113	218	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	25,509	3,281	1,668	14	(956)	26,180	865	429	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	68,598	8,876	4,763	180	(2,514)	70,377	4,366	1,688	—
JPMorgan Global Select Equity ETF (a)	246,778	14,173	5,575	106	(1,619)	253,863	4,228	1,562	3,414
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	298,913	41,320	38,654	2,540	4,122	308,241	7,244	—	16,933
JPMorgan High Yield Fund Class R6 Shares (a)	11,766	827	355	(6)	211	12,443	1,917	489	—
JPMorgan International Equity Fund Class R6 Shares (a)	189,804	25,450	5,547	(165)	(13,569)	195,973	10,525	6,303	—
JPMorgan International Research Enhanced Equity ETF (a)	353,261	43,367	6,765	69	(25,043)	364,889	6,237	10,821	—
JPMorgan Realty Income ETF (a)	37,435	3,293	4,778	(167)	2,945	38,728	819	484	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,848	3,276	2,884	289	(236)	20,293	371	106	1,657
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	19,006	2,001	2,305	129	915	19,746	885	163	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,426	3,725	2,740	218	106	19,735	716	145	1,035
JPMorgan U.S. Equity Fund Class R6 Shares (a)	314,216	27,821	21,655	3,922	(323)	323,981	12,964	1,320	17,310
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	50,997	139,151	140,052	—	—	50,096	50,096	1,125	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	313,969	32,198	27,161	4,989	121	324,116	7,468	1,913	15,917
JPMorgan Value Advantage Fund Class R6 Shares (a)	302,367	48,257	39,190	5,877	(5,542)	311,769	8,312	5,340	24,078
Total	$2,676,827	$431,335	$333,355	$19,650	$(33,175)	$2,761,282		$40,487	$80,344

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

110	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2055 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$55,423	$10,047	$6,269	$247	$(1,294)	$58,154	1,555	$1,414	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	7,947	673	820	105	477	8,382	89	136	— (b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	67,897	6,082	9,227	992	5,637	71,381	742	582	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7,398	641	62	(8)	59	8,028	174	347	—
JPMorgan Core Bond Fund Class R6 Shares (a)	28,662	2,393	332	(40)	40	30,723	3,036	624	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	86,000	7,364	1,177	(217)	125	92,095	12,934	2,271	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,108	392	80	(6)	74	4,488	723	139	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	16,160	2,366	918	11	(621)	16,998	562	277	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	43,482	6,377	2,643	110	(1,631)	45,695	2,835	1,089	—
JPMorgan Global Select Equity ETF (a)	156,758	11,735	2,550	(8)	(1,108)	164,827	2,745	1,008	2,203
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	189,886	26,288	20,324	196	4,098	200,144	4,704	—	10,925
JPMorgan High Yield Fund Class R6 Shares (a)	7,429	662	141	(4)	133	8,079	1,245	313	—
JPMorgan International Equity Fund Class R6 Shares (a)	120,573	17,813	2,251	(73)	(8,820)	127,242	6,833	4,067	—
JPMorgan International Research Enhanced Equity ETF (a)	224,407	35,728	6,917	— (b)	(16,304)	236,914	4,049	6,983	—
JPMorgan Realty Income ETF (a)	23,780	2,394	2,770	(160)	1,901	25,145	532	310	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	12,606	2,225	1,666	139	(128)	13,176	241	68	1,069
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,071	1,426	1,336	109	551	12,821	574	105	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	11,672	2,534	1,577	114	70	12,813	465	93	668
JPMorgan U.S. Equity Fund Class R6 Shares (a)	199,598	23,175	14,620	1,501	700	210,354	8,417	852	11,169
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	29,898	114,080	110,101	—	—	33,877	33,877	768	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	199,449	20,000	11,851	748	2,100	210,446	4,849	1,235	10,270
JPMorgan Value Advantage Fund Class R6 Shares (a)	192,082	35,184	24,780	2,414	(2,475)	202,425	5,397	3,445	15,536
Total	$1,697,286	$329,579	$222,412	$6,170	$(16,416)	$1,794,207		$26,126	$51,840

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® 2060 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$22,228	$6,039	$3,271	$44	$(499)	$24,541	656	$592	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	3,229	339	260	30	199	3,537	38	57	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	27,234	3,298	3,105	293	2,404	30,124	313	242	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,959	411	—	— (b)	18	3,388	74	143	—
JPMorgan Core Bond Fund Class R6 Shares (a)	11,395	1,601	15	(2)	(13)	12,966	1,281	256	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	34,192	4,810	50	(10)	(76)	38,866	5,459	932	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,679	198	9	— (b)	26	1,894	305	57	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	6,471	1,218	258	5	(262)	7,174	237	116	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	17,438	3,335	842	38	(685)	19,284	1,196	456	—
JPMorgan Global Select Equity ETF (a)	62,940	8,957	1,848	15	(504)	69,560	1,159	436	922
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	76,247	14,844	8,495	96	1,778	84,470	1,985	—	4,574
JPMorgan High Yield Fund Class R6 Shares (a)	2,999	388	28	(1)	51	3,409	525	129	—
JPMorgan International Equity Fund Class R6 Shares (a)	48,412	9,574	521	8	(3,774)	53,699	2,884	1,703	—
JPMorgan International Research Enhanced Equity ETF (a)	90,103	19,328	2,625	32	(6,857)	99,981	1,709	2,923	—
JPMorgan Realty Income ETF (a)	9,548	993	640	(21)	732	10,612	224	129	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	5,055	1,110	586	39	(58)	5,560	102	29	448
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	4,841	759	451	27	234	5,410	242	44	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	4,613	2,246	1,517	48	17	5,407	196	38	279
JPMorgan U.S. Equity Fund Class R6 Shares (a)	80,144	14,152	6,259	72	667	88,776	3,553	358	4,676
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	14,071	70,221	68,758	—	—	15,534	15,534	337	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	80,081	13,224	5,614	2	1,117	88,810	2,046	513	4,300
JPMorgan Value Advantage Fund Class R6 Shares (a)	77,124	18,423	9,807	626	(939)	85,427	2,278	1,479	6,504
Total	$683,003	$195,468	$114,959	$1,341	$(6,424)	$758,429		$10,969	$21,703

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.

112	J.P. Morgan SmartRetirement® Funds	December 31, 2024

JPMorgan SmartRetirement® 2065 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$981	$910	$119	$1	$(56)	$1,717	46	$42	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	141	102	—	—	5	248	2	3	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	126	174	63	— (b)	—	237	5	8	—
JPMorgan Core Bond Fund Class R6 Shares (a)	480	435	—	—	(8)	907	89	15	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,439	1,308	—	—	(28)	2,719	382	53	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	70	63	—	—	—	133	21	3	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	270	256	2	— (b)	(22)	502	16	8	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	770	736	105	(3)	(49)	1,349	84	31	—
JPMorgan Global Select Equity ETF (a)	2,772	2,368	191	(2)	(81)	4,866	81	30	63
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	3,359	2,877	409	(3)	86	5,910	139	—	309
JPMorgan High Yield Fund Class R6 Shares (a)	124	164	51	— (b)	1	238	37	7	—
JPMorgan International Equity Fund Class R6 Shares (a)	2,132	1,956	62	— (b)	(270)	3,756	202	115	—
JPMorgan International Research Enhanced Equity ETF (a)	3,968	4,133	612	(10)	(486)	6,993	120	200	—
JPMorgan Realty Income ETF (a)	421	358	60	— (b)	23	742	16	8	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	222	355	177	2	(13)	389	7	2	30
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	212	213	61	1	13	378	17	3	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	196	245	60	2	(5)	378	14	2	19
JPMorgan U.S. Equity Fund Class R6 Shares (a)	3,530	3,189	450	(6)	(53)	6,210	249	22	322
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	781	13,794	13,224	—	—	1,351	1,351	23	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,526	3,155	446	(2)	(21)	6,212	143	32	297
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,397	3,328	527	5	(227)	5,976	159	101	458
Total	$28,917	$40,119	$16,619	$(15)	$(1,191)	$51,211		$708	$1,498

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Non-income producing security.
D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported

December 31, 2024	J.P. Morgan SmartRetirement® Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
E. Futures Contracts— The Funds used index, interest rate and treasury futures contracts to gain exposure to or to overweight or underweight allocations among various sectors or markets, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2024:
	JPMorgan SmartRetirement® 2030 Fund	JPMorgan SmartRetirement® 2035 Fund
Futures Contracts:
Average Notional Balance Long	$72,774	$66,173
Ending Notional Balance Long	71,992	66,516

	JPMorgan SmartRetirement® 2040 Fund	JPMorgan SmartRetirement® 2045 Fund	JPMorgan SmartRetirement® 2050 Fund	JPMorgan SmartRetirement® 2055 Fund	JPMorgan SmartRetirement® 2060 Fund
Futures Contracts:
Average Notional Balance Long	$67,672	$52,111	$47,744	$30,533	$12,784
Ending Notional Balance Long	67,858	52,772	48,263	31,298	13,207

JPMorgan SmartRetirement® 2065 Fund
Futures Contracts:
Average Notional Balance Long	$711
Ending Notional Balance Long	913
F. Summary of Derivatives Information—The following tables present the value of derivatives held as of December 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.

114	J.P. Morgan SmartRetirement® Funds	December 31, 2024

Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Income Fund
Transfer agency fees	$33	$— (a)	$1	$2	$— (a)	$— (a)	$3	$6	$45
JPMorgan SmartRetirement® 2020 Fund
Transfer agency fees	20	1	2	2	— (a)	— (a)	2	6	33
JPMorgan SmartRetirement® 2025 Fund
Transfer agency fees	26	1	2	2	— (a)	— (a)	4	10	45
JPMorgan SmartRetirement® 2030 Fund
Transfer agency fees	34	1	2	3	1	— (a)	5	13	59
JPMorgan SmartRetirement® 2035 Fund
Transfer agency fees	31	1	2	3	1	— (a)	4	12	54
JPMorgan SmartRetirement® 2040 Fund
Transfer agency fees	32	1	2	3	1	— (a)	5	13	57
JPMorgan SmartRetirement® 2045 Fund
Transfer agency fees	25	1	2	3	1	— (a)	4	11	47
JPMorgan SmartRetirement® 2050 Fund
Transfer agency fees	21	2	2	2	1	— (a)	4	11	43
JPMorgan SmartRetirement® 2055 Fund
Transfer agency fees	12	1	1	2	1	— (a)	3	9	29
JPMorgan SmartRetirement® 2060 Fund
Transfer agency fees	5	1	1	1	— (a)	— (a)	2	7	17
JPMorgan SmartRetirement® 2065 Fund
Transfer agency fees	1	— (a)	— (a)	1	— (a)	— (a)	— (a)	3	5

(a)	Amount rounds to less than one thousand.
The Funds invested in Underlying Funds and ETFs and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and receives no compensation for performing such services, although the Adviser and its affiliates receive investment advisory fees from the Underlying Funds.
The Adviser reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. The Administrator does not receive a separate fee for services to the Funds but does receive fees for services to the Underlying Funds.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
JPMorgan SmartRetirement® Income Fund	$— (a)	$—
JPMorgan SmartRetirement® 2020 Fund	— (a)	—
JPMorgan SmartRetirement® 2025 Fund	— (a)	—
JPMorgan SmartRetirement® 2030 Fund	2	—
JPMorgan SmartRetirement® 2035 Fund	2	—
JPMorgan SmartRetirement® 2040 Fund	4	—
JPMorgan SmartRetirement® 2045 Fund	2	— (a)
JPMorgan SmartRetirement® 2050 Fund	2	— (a)
JPMorgan SmartRetirement® 2055 Fund	1	— (a)
JPMorgan SmartRetirement® 2060 Fund	2	— (a)
JPMorgan SmartRetirement® 2065 Fund	— (a)	—

(a)	Amount rounds to less than one thousand.

116	J.P. Morgan SmartRetirement® Funds	December 31, 2024

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. As part of its Administration Agreement, the Administrator pays fees and certain expenses for custody and fund accounting.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
JPMorgan SmartRetirement® Income Fund	0.35%	0.98%	0.23%	0.75%	0.50%	0.25%	0.10%
JPMorgan SmartRetirement® 2020 Fund	0.41	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2025 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2030 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2035 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2040 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2045 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2050 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2055 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2060 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10
JPMorgan SmartRetirement® 2065 Fund	0.44	1.00	0.25	0.75	0.50	0.25	0.10

The expense limitation agreements were in effect for the six months ended December 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class A, Class C, Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the Underlying Funds and ETFs up to 0.25% for Class A, Class C, Class I, Class R2, Class R3, Class R4 Shares and up to 0.10% with respect to Class R5 Shares. The Funds’ shareholder servicing agent has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees it collects from the affiliated money market funds on the Fund’s investment in such money market funds.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Service Fees	Contractual Reimbursements
JPMorgan SmartRetirement® Income Fund	$286	$142
JPMorgan SmartRetirement® 2020 Fund	154	153
JPMorgan SmartRetirement® 2025 Fund	191	208
JPMorgan SmartRetirement® 2030 Fund	262	241
JPMorgan SmartRetirement® 2035 Fund	234	239
JPMorgan SmartRetirement® 2040 Fund	236	236
JPMorgan SmartRetirement® 2045 Fund	190	215
JPMorgan SmartRetirement® 2050 Fund	165	208
JPMorgan SmartRetirement® 2055 Fund	100	176
JPMorgan SmartRetirement® 2060 Fund	30	159
JPMorgan SmartRetirement® 2065 Fund	3	161
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Income Fund	$50,858	$91,421	$—	$329
JPMorgan SmartRetirement® 2020 Fund	62,324	167,123	—	405
JPMorgan SmartRetirement® 2025 Fund	156,210	293,906	—	870
JPMorgan SmartRetirement® 2030 Fund	260,412	292,098	2,438	3,661
JPMorgan SmartRetirement® 2035 Fund	361,632	285,618	2,245	4,217
JPMorgan SmartRetirement® 2040 Fund	367,444	288,943	2,301	3,254
JPMorgan SmartRetirement® 2045 Fund	327,306	224,751	1,822	2,519
JPMorgan SmartRetirement® 2050 Fund	292,185	193,304	1,674	2,271
JPMorgan SmartRetirement® 2055 Fund	215,499	112,311	1,194	1,548
JPMorgan SmartRetirement® 2060 Fund	125,245	46,201	536	882
JPMorgan SmartRetirement® 2065 Fund	27,291	3,533	83	—

118	J.P. Morgan SmartRetirement® Funds	December 31, 2024

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Income Fund	$904,025	$133,044	$20,308	$112,736
JPMorgan SmartRetirement® 2020 Fund	1,039,076	158,626	31,420	127,206
JPMorgan SmartRetirement® 2025 Fund	2,349,608	337,943	77,500	260,443
JPMorgan SmartRetirement® 2030 Fund	3,579,401	650,585	100,678	549,907
JPMorgan SmartRetirement® 2035 Fund	3,027,019	850,677	69,558	781,119
JPMorgan SmartRetirement® 2040 Fund	2,879,434	1,046,436	46,093	1,000,343
JPMorgan SmartRetirement® 2045 Fund	2,267,612	774,028	21,159	752,869
JPMorgan SmartRetirement® 2050 Fund	2,038,896	738,114	15,482	722,632
JPMorgan SmartRetirement® 2055 Fund	1,392,944	411,794	10,263	401,531
JPMorgan SmartRetirement® 2060 Fund	639,298	122,441	3,165	119,276
JPMorgan SmartRetirement® 2065 Fund	51,788	2,104	514	1,590
At June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
JPMorgan SmartRetirement® Income Fund	$18,743
JPMorgan SmartRetirement® 2020 Fund	2,823
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains) and specified ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses
	Short-Term
JPMorgan SmartRetirement® Income Fund	$437	$—
JPMorgan SmartRetirement® 2020 Fund	180	—
JPMorgan SmartRetirement® 2025 Fund	1,215	—
JPMorgan SmartRetirement® 2030 Fund	—	— (a)
JPMorgan SmartRetirement® 2045 Fund	—	— (a)
JPMorgan SmartRetirement® 2065 Fund	2	—

(a)	Amount rounds to less than one thousand.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
During the year ended June 30, 2024, the Fund utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
JPMorgan SmartRetirement® Income Fund	$—	$795
JPMorgan SmartRetirement® 2020 Fund	30,870	4,448
JPMorgan SmartRetirement® 2025 Fund	45,090	—
JPMorgan SmartRetirement® 2030 Fund	37,175	—
JPMorgan SmartRetirement® 2035 Fund	63,639	7,551
JPMorgan SmartRetirement® 2040 Fund	65,426	4,321
JPMorgan SmartRetirement® 2045 Fund	50,224	—
JPMorgan SmartRetirement® 2050 Fund	49,632	11,022
JPMorgan SmartRetirement® 2055 Fund	11,863	—
JPMorgan SmartRetirement® 2060 Fund	1,037	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

120	J.P. Morgan SmartRetirement® Funds	December 31, 2024

As of December 31, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Income Fund	2	41.0%
JPMorgan SmartRetirement® 2020 Fund	2	39.9
JPMorgan SmartRetirement® 2025 Fund	3	55.9
JPMorgan SmartRetirement® 2030 Fund	3	51.7
JPMorgan SmartRetirement® 2035 Fund	3	56.0
JPMorgan SmartRetirement® 2040 Fund	3	52.7
JPMorgan SmartRetirement® 2045 Fund	3	57.5
JPMorgan SmartRetirement® 2050 Fund	3	53.4
JPMorgan SmartRetirement® 2055 Fund	3	55.6
JPMorgan SmartRetirement® 2060 Fund	3	47.9
JPMorgan SmartRetirement® 2065 Fund	4	77.5
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2024, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
% of Net Assets
JPMorgan Realty Income ETF	70.3%
JPMorgan ActiveBuilders Emerging Markets Equity ETF	60.2
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	47.0
JPMorgan Inflation Managed Bond ETF	41.5
JPMorgan International Research Enhanced Equity ETF	37.7
JPMorgan Global Select Equity ETF	27.5
JPMorgan U.S. Research Enhanced Equity Fund	26.6
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	20.4
JPMorgan Value Advantage Fund	18.4
JPMorgan Small Cap Value Fund	12.7
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Each Fund invests in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

December 31, 2024	J.P. Morgan SmartRetirement® Funds	121

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Reorganization
At a meeting held on August 20-22, 2024, the JPMorgan Trust I Board of Trustees approved the reorganization of JPMorgan SmartRetirement 2020 Fund (the “2020 Fund”) into the JPMorgan SmartRetirement Income Fund (the “Reorganization”), which is expected to occur on or about April 25, 2025, or on such later date as the officers of JPMorgan Trust I determine (the “Closing Date”). Purchases of the 2020 Fund shares will be accepted up to and including the Closing Date. The Reorganization does not require shareholder approval.
It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.

122	J.P. Morgan SmartRetirement® Funds	December 31, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Foreign Source Income and Foreign Tax Credit Pass Through
For the fiscal year ended June 30, 2024, the following Funds intend to elect to pass through to shareholders taxes paid to foreign countries. Gross income and foreign tax expenses are as follows or amounts as finally determined:
	Total Foreign Source Income	Total Foreign Tax Credit
JPMorgan SmartRetirement® Income Fund	$3,825	$311
JPMorgan SmartRetirement® 2020 Fund	5,020	406
JPMorgan SmartRetirement® 2025 Fund	12,363	1,015
JPMorgan SmartRetirement® 2030 Fund	21,554	1,744
JPMorgan SmartRetirement® 2035 Fund	21,636	1,718
JPMorgan SmartRetirement® 2040 Fund	25,341	2,035
JPMorgan SmartRetirement® 2045 Fund	21,223	1,718
JPMorgan SmartRetirement® 2050 Fund	19,413	1,576
JPMorgan SmartRetirement® 2055 Fund	12,070	981
JPMorgan SmartRetirement® 2060 Fund	4,389	357
JPMorgan SmartRetirement® 2065 Fund	68	6

December 31, 2024	J.P. Morgan SmartRetirement® Funds	123

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-SR-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information concerning the Funds and the underlying J.P. Morgan Funds in which each of the Funds invests (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks, and analyses by the Adviser of the Funds’ and Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds and certain Underlying Funds, including risk and performance return assessments as compared to the Funds’ and/or Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
•
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and Underlying Funds, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser and sub-advisers to provide high quality service to the Funds and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees noted that there was no advisory fee charged to the Funds. At the request of the Trustees, the Adviser provided information regarding the profitability to the Adviser and its affiliates from providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the
Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits received by the Adviser and its affiliates in connection with each Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider steps that had been recently taken to improve performance, such as changes to the Funds’ investment allocations, the impact of those changes, and future steps that might be taken to improve performance. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Income Fund’s performance for both Class A and Class R6 shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the first, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the SmartRetirement 2020 Fund’s performance for Class A shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2025 Fund’s performance for Class A shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the second, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2030 Fund’s performance for Class A shares was in the first, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the first, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the first, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2035 Fund’s performance for Class A shares was in the first, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the first, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2040 Fund’s performance for Class A shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the second, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2045 Fund’s performance for both Class A and Class I shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the SmartRetirement 2050 Fund’s performance for Class A shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2055 Fund’s performance for Class A shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2060 Fund’s performance for both Class A and Class I shares was in the third, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement 2065 Fund’s performance for both Class A and Class R6 shares was in the third quintile of the Universe for the one-year period ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fourth quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Funds are not charged a separate investment advisory fee by the Adviser and the Trustees considered the reasonableness of the investment advisory fee and expense ratio of the Underlying Funds with respect to the Funds. The Trustees considered the contractual advisory fee rate paid by each Underlying Fund to the Adviser or its affiliates by comparing that rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Underlying Funds’ Universe. The Trustees recognized that Broadridge reported each Underlying Fund’s management fee rate as the combined contractual advisory fee rate and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund within its Universe, as well as a subset of funds in the Universe (‘Peer Group’), and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account waivers and/or reimbursements. The Trustees also considered the impact of Underlying Fund allocation changes on the Funds’ expenses. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Income Fund’s net advisory fee and actual total expenses for Class A shares were both in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of the Universe, and that the actual total expenses for Class I shares were in the fourth quintile of the Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2020 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the

Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the second and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2025 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2030 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer
Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2035 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2040 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2045 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the fourth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2050 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2055 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the
Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2060 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement 2065 Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the third and fourth quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first quintile of the Universe, and that the actual total expenses for Class R6 shares were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering all of the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.

Semi-Annual Financial Statements
JPMorgan SmartRetirement® Blend Funds
December 31, 2024 (Unaudited)
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
JPMorgan SmartRetirement® Blend 2065 Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.5%
Fixed Income — 17.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,606	75,512
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,107	13,088
JPMorgan High Yield Fund Class R6 Shares (a)	5,915	38,391
Total Fixed Income		126,991
International Equity — 1.9%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	833	13,426
U.S. Equity — 21.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	1,736	153,140
Total Investment Companies (Cost $223,137)		293,557
Exchange-Traded Funds — 27.5%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	62	5,866
Fixed Income — 10.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	666	30,094
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	207	9,538
JPMorgan Inflation Managed Bond ETF (a)	775	36,262
Total Fixed Income		75,894
International Equity — 11.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	262	13,368
JPMorgan BetaBuilders International Equity ETF (a)	1,274	72,748
Total International Equity		86,116
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	212	20,369
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	165	11,248
Total U.S. Equity		31,617
Total Exchange-Traded Funds (Cost $179,953)		199,493
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 8.0%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	21	20
2.20%, 2/4/2026	15	15
2.70%, 2/1/2027	765	729
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
6.53%, 5/1/2034	75	79
L3Harris Technologies, Inc.
5.25%, 6/1/2031	90	90
5.40%, 7/31/2033	78	78
Northrop Grumman Corp.
5.15%, 5/1/2040	95	91
3.85%, 4/15/2045	80	63
RTX Corp.
2.25%, 7/1/2030	143	124
5.15%, 2/27/2033	51	51
3.75%, 11/1/2046	130	98
		1,438
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	150	157
Hyundai Capital America
1.30%, 1/8/2026 (b)	40	39
5.65%, 6/26/2026 (b)	340	343
4.55%, 9/26/2029 (b)	100	97
		636
Banks — 2.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	204
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	209
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	200	203
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	201
5.44%, 7/15/2031	200	200
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	199	193
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	77	77
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	80	76
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	105	104
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	1

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	160	161
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	170	174
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	500	430
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	180	179
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	110	113
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	50	50
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	249	242
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	200	190
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	64	63
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	90	89
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	95	92
Barclays plc (United Kingdom) (SOFR + 2.98%), 6.22%, 5/9/2034 (c)	200	205
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	365	364
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	200	200
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	200	198
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	300	292
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	250	248
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	80	81
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	210	206
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	125	121
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	350	350
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	152	148
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	410	352
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	200	200
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	240
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	500	500
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	204
5.25%, 4/26/2029 (b)	224	225
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	155	157
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	745	687
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	200	199
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	70	70
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	191
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	270	257
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	235	240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	200	202
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	200	198
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	248	244
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	255	258
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	100	97
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	85	83
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	145	142
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	100	102
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	200	195
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	400	406
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200	190
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	399
5.25%, 2/19/2027 (b)	200	200
SEE NOTES TO FINANCIAL STATEMENTS.

2	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	245	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	200	197
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	200	200
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	200	203
5.71%, 1/13/2030	200	205
5.42%, 7/9/2031	250	253
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	55	56
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	65	66
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	85	91
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	45	44
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	60	60
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	191
Wells Fargo & Co.
4.30%, 7/22/2027	580	572
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	110	112
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	70	70
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	35	35
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	95	95
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	335	326
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	110	92
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	200	201
		16,426
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	79
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	225	222
4.05%, 11/21/2039	200	171
4.25%, 11/21/2049	75	61
Amgen, Inc. 3.00%, 1/15/2052	200	126
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	75
		655
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	150
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	73
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	85	89
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	70	76
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	78
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	300	292
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150	143
5.41%, 5/10/2029	150	152
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	684
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	440	420
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	100	105
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	205	204
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	425	417
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	185	178
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	100	84
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	180	181
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	135	135
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	25	25
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	95	95
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	380	318
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	130	128
Nasdaq, Inc. 5.55%, 2/15/2034	35	35
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	206
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	3

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
5.78%, 7/3/2034	400	404
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	225	229
		4,678
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	276	277
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	247	244
		521
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	220	229
Consumer Finance — 0.5%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	150	151
2.45%, 10/29/2026	450	431
6.10%, 1/15/2027	150	153
3.00%, 10/29/2028	150	139
5.10%, 1/19/2029	150	150
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	200	201
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	290	291
2.13%, 2/21/2026 (b)	60	58
4.25%, 4/15/2026 (b)	10	10
4.38%, 5/1/2026 (b)	78	77
2.53%, 11/18/2027 (b)	383	354
4.95%, 1/15/2028 (b)	90	89
5.75%, 3/1/2029 (b)	72	73
5.75%, 11/15/2029 (b)	220	223
5.15%, 1/15/2030 (b)	140	136
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	70	71
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	85	70
General Motors Financial Co., Inc.
3.80%, 4/7/2025	100	100
5.40%, 5/8/2027	55	56
5.75%, 2/8/2031	60	61
5.95%, 4/4/2034	60	60
5.45%, 9/6/2034	70	68
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	199
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	70	68
		3,289
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	48
5.50%, 9/15/2054	40	38
		86
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	99	94
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	32
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	146	123
WP Carey, Inc. 2.40%, 2/1/2031	71	60
		183
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
5.40%, 2/15/2034	50	50
3.50%, 6/1/2041	227	174
3.55%, 9/15/2055	152	102
Sprint Capital Corp. 6.88%, 11/15/2028	40	43
Verizon Communications, Inc.
5.05%, 5/9/2033	145	143
2.65%, 11/20/2040	79	54
		566
Electric Utilities — 1.0%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	110	105
5.65%, 6/1/2054	60	59
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	292	295
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	136
Duke Energy Corp. 6.10%, 9/15/2053	90	91
Duke Energy Florida LLC 5.95%, 11/15/2052	82	83
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	29
Edison International
5.75%, 6/15/2027	70	71
SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 6/15/2029	155	156
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	76
Entergy Arkansas LLC 2.65%, 6/15/2051	36	21
Entergy Louisiana LLC
4.00%, 3/15/2033	67	61
2.90%, 3/15/2051	20	12
Entergy Mississippi LLC 5.00%, 9/1/2033	130	127
Evergy Metro, Inc. 4.95%, 4/15/2033	114	111
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	222	220
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	95	96
Evergy, Inc. 2.90%, 9/15/2029	175	159
Eversource Energy 3.38%, 3/1/2032	85	74
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	345	332
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	80	67
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	107
Interstate Power and Light Co.
4.95%, 9/30/2034	50	48
5.45%, 9/30/2054	55	52
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	53	47
5.40%, 6/1/2033 (b)	200	198
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	78	78
5.10%, 1/15/2035 (b)	35	34
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	34	26
MidAmerican Energy Co. 5.85%, 9/15/2054	50	51
Monongahela Power Co. 5.85%, 2/15/2034 (b)	40	41
Nevada Power Co. 6.00%, 3/15/2054	40	41
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	111	66
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	150	144
Northern States Power Co. 5.10%, 5/15/2053	130	120
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	40	39
2.45%, 12/2/2027 (b)	165	153
Ohio Power Co. 5.00%, 6/1/2033	95	92
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	96	94
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	74
2.95%, 3/1/2026	137	134
6.40%, 6/15/2033	109	115
5.80%, 5/15/2034	151	154
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
3.75%, 8/15/2042 (d)	41	31
4.30%, 3/15/2045	25	20
6.75%, 1/15/2053	45	49
5.90%, 10/1/2054	20	20
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	940	932
Series A-3, 5.54%, 7/15/2047	85	85
Series A-3, 5.53%, 6/1/2049	140	139
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	47
Series A-5, 5.10%, 6/1/2052	45	43
PPL Capital Funding, Inc. 5.25%, 9/1/2034	65	64
Public Service Co. of Oklahoma
5.25%, 1/15/2033	80	79
5.20%, 1/15/2035	25	24
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	69	67
Sierra Pacific Power Co. 5.90%, 3/15/2054	70	70
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	62	61
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	74
5.45%, 6/1/2031	150	152
Series C, 4.13%, 3/1/2048	54	42
5.88%, 12/1/2053	53	53
Southern Co. (The) 5.20%, 6/15/2033	103	102
Tampa Electric Co. 4.90%, 3/1/2029	135	135
Union Electric Co.
5.20%, 4/1/2034	130	129
3.90%, 4/1/2052	68	52
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	62	63
5.70%, 12/30/2034 (b)	40	40
		6,862
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	124	121
4.00%, 4/14/2032	400	369
		490
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	40	38
Fiserv, Inc. 5.15%, 8/12/2034	250	244
Global Payments, Inc. 3.20%, 8/15/2029	139	127
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	5

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (b)	230	230
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	250	251
Shell International Finance BV 3.13%, 11/7/2049	86	57
		947
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	112	106
J M Smucker Co. (The)
6.20%, 11/15/2033	40	42
6.50%, 11/15/2053	35	37
JBS USA Holding Lux SARL
3.75%, 12/1/2031	100	89
6.75%, 3/15/2034	93	98
Kellanova 5.25%, 3/1/2033	65	65
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	76
4.38%, 6/1/2046	47	38
Tyson Foods, Inc. 5.70%, 3/15/2034	70	71
		622
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	85	52
Southern California Gas Co. 6.35%, 11/15/2052	125	134
		186
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	60	59
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	72	62
CSX Corp. 3.80%, 11/1/2046	93	72
ERAC USA Finance LLC
5.00%, 2/15/2029 (b)	150	151
5.20%, 10/30/2034 (b)	70	69
Norfolk Southern Corp. 3.05%, 5/15/2050	90	58
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	90	93
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	200	191
Uber Technologies, Inc. 4.80%, 9/15/2034	60	57
Union Pacific Corp. 3.55%, 8/15/2039	121	98
		910
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — continued
DH Europe Finance II SARL 3.25%, 11/15/2039	46	36
Solventum Corp. 5.60%, 3/23/2034 (b)	127	126
		187
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	50	47
Banner Health 1.90%, 1/1/2031	100	84
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	43
Cencora, Inc. 5.13%, 2/15/2034	270	265
Cigna Group (The) 5.13%, 5/15/2031	220	219
CommonSpirit Health
1.55%, 10/1/2025	30	29
2.78%, 10/1/2030	65	58
3.91%, 10/1/2050	25	18
HCA, Inc.
5.60%, 4/1/2034	150	148
5.45%, 9/15/2034	75	73
5.50%, 6/15/2047	60	54
3.50%, 7/15/2051	52	34
5.95%, 9/15/2054	45	43
6.10%, 4/1/2064	110	105
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	50
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	10
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	35
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	52
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	150
5.88%, 2/15/2053	40	40
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	102
		1,659
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	58
DOC DR LLC 2.63%, 11/1/2031	45	38
Healthcare Realty Holdings LP
3.10%, 2/15/2030	200	180
2.00%, 3/15/2031	166	136
Healthpeak OP LLC 2.13%, 12/1/2028	121	109
Sabra Health Care LP 3.20%, 12/1/2031	80	68
		589
SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.90%, 2/15/2031	180	180
3.35%, 3/12/2050	86	57
		237
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	69	71
Southern Power Co. 5.15%, 9/15/2041	115	107
		178
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	100	94
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	55	53
Prologis LP 5.25%, 3/15/2054	127	119
		172
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	167
Athene Global Funding 1.45%, 1/8/2026 (b)	205	198
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	49
Brown & Brown, Inc. 2.38%, 3/15/2031	168	141
CNA Financial Corp. 5.13%, 2/15/2034	180	177
CNO Global Funding 5.88%, 6/4/2027 (b)	250	255
Corebridge Global Funding 5.90%, 9/19/2028 (b)	70	72
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	136	85
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	50	51
F&G Global Funding 5.88%, 6/10/2027 (b)	100	101
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	29	29
High Street Funding Trust I 4.11%, 2/15/2028 (b)	100	96
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	200	224
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	188	137
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	75	68
5.16%, 5/28/2031 (b)	210	211
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	40	32
3.30%, 5/15/2050 (b)	169	113
		2,307
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	90	90
5.40%, 8/15/2054	75	73
		163
IT Services — 0.0% ^
Accenture Capital, Inc.
4.25%, 10/4/2031	90	86
4.50%, 10/4/2034	60	57
		143
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	115	86
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	46
3.50%, 6/1/2041	50	34
3.50%, 3/1/2042	30	20
3.70%, 4/1/2051	174	109
Comcast Corp.
3.25%, 11/1/2039	149	113
2.80%, 1/15/2051	204	121
5.35%, 5/15/2053	230	213
		656
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	100	101
2.50%, 9/1/2030 (b)	158	137
5.63%, 4/4/2034 (b)	80	80
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	100	91
Steel Dynamics, Inc.
1.65%, 10/15/2027	122	112
5.38%, 8/15/2034	150	149
		670
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	48
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	7

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co. 3.25%, 8/15/2046	34	24
DTE Energy Co.
4.88%, 6/1/2028	100	100
5.10%, 3/1/2029	200	200
Engie SA (France) 5.63%, 4/10/2034 (b)	245	245
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	70	70
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	50	51
		784
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	113	96
Oil, Gas & Consumable Fuels — 0.5%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	160	152
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	84
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	46
Cheniere Energy, Inc. 5.65%, 4/15/2034	60	60
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	39	38
5.68%, 1/15/2034 (b)	55	54
ConocoPhillips Co. 5.50%, 1/15/2055	120	114
Coterra Energy, Inc.
3.90%, 5/15/2027	65	64
5.40%, 2/15/2035	100	97
Devon Energy Corp. 5.75%, 9/15/2054	105	95
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	61
5.63%, 4/5/2034	120	121
Energy Transfer LP
5.25%, 7/1/2029	150	151
5.00%, 5/15/2044 (d)	210	181
Enterprise Products Operating LLC
4.95%, 2/15/2035	180	174
4.45%, 2/15/2043	100	85
Exxon Mobil Corp. 3.00%, 8/16/2039	265	200
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	55	42
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	245	241
3.45%, 10/15/2027 (b)	130	124
HF Sinclair Corp. 5.88%, 4/1/2026	49	49
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	144
7.80%, 8/1/2031	130	146
MPLX LP
5.50%, 6/1/2034	130	128
4.50%, 4/15/2038	86	75
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	80	69
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	20	19
Occidental Petroleum Corp.
5.20%, 8/1/2029	45	45
5.38%, 1/1/2032	45	44
ONEOK, Inc.
4.75%, 10/15/2031	185	179
5.70%, 11/1/2054	160	150
Phillips 66 Co. 5.30%, 6/30/2033	60	60
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	35	35
5.03%, 10/1/2029 (b)	35	34
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	126
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	200	202
		3,689
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	71	65
Personal Care Products — 0.1%
Haleon US Capital LLC 3.38%, 3/24/2029	250	235
Kenvue, Inc. 5.20%, 3/22/2063	80	74
		309
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	22
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	90	78
3.70%, 3/15/2052	67	49
5.55%, 2/22/2054	10	10
5.65%, 2/22/2064	95	91
Eli Lilly & Co. 5.00%, 2/9/2054	190	175
Merck & Co., Inc.
2.35%, 6/24/2040	133	90
4.00%, 3/7/2049	20	16
2.90%, 12/10/2061	15	8
SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	58
5.30%, 5/19/2053	145	136
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	400	259
Zoetis, Inc. 5.60%, 11/16/2032	98	101
		1,093
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	62
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	40
UDR, Inc.
2.10%, 8/1/2032	167	132
1.90%, 3/15/2033	40	31
		203
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	64
2.50%, 8/16/2031	40	34
NNN REIT, Inc.
5.60%, 10/15/2033	50	50
5.50%, 6/15/2034	50	50
Realty Income Corp. 1.80%, 3/15/2033	115	88
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	272	268
		554
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	85	60
Broadcom, Inc.
1.95%, 2/15/2028 (b)	210	192
5.05%, 7/12/2029	250	251
5.15%, 11/15/2031	190	191
4.55%, 2/15/2032	108	105
3.19%, 11/15/2036 (b)	87	70
Intel Corp.
3.73%, 12/8/2047	40	26
3.25%, 11/15/2049	55	33
3.05%, 8/12/2051	55	31
5.70%, 2/10/2053	61	54
KLA Corp. 3.30%, 3/1/2050	172	119
NXP BV (China)
5.00%, 1/15/2033	50	49
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
3.25%, 5/11/2041	135	98
Texas Instruments, Inc. 5.05%, 5/18/2063	185	167
		1,446
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	145	139
Intuit, Inc. 5.50%, 9/15/2053	30	29
Oracle Corp.
3.80%, 11/15/2037	310	259
3.60%, 4/1/2050	60	42
VMware LLC
1.40%, 8/15/2026	154	146
4.70%, 5/15/2030	143	140
		755
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	65	59
1.88%, 10/15/2030	421	353
Crown Castle, Inc. 5.80%, 3/1/2034	50	51
Equinix, Inc. 2.90%, 11/18/2026	122	118
Extra Space Storage LP
5.90%, 1/15/2031	80	82
2.40%, 10/15/2031	110	91
		754
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	99
Home Depot, Inc. (The) 3.63%, 4/15/2052	60	44
		143
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	122
2.70%, 8/5/2051	120	75
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	180	173
		370
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	119
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	155
4.39%, 8/15/2037	110	95
		369
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	200	191
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	9

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	250	215
5.05%, 7/15/2033	100	98
5.15%, 4/15/2034	55	54
3.40%, 10/15/2052	125	83
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	100	97
		547
Total Corporate Bonds (Cost $61,243)		57,723
Mortgage-Backed Securities — 7.1%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	495	444
Pool # WA1626, 3.45%, 8/1/2032	385	352
Pool # WN3225, 3.80%, 10/1/2034	250	227
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	199	181
Pool # QA9530, 2.50%, 5/1/2050	169	140
Pool # QB4026, 2.50%, 10/1/2050	487	404
Pool # QB4045, 2.50%, 10/1/2050	310	258
Pool # QB4484, 2.50%, 10/1/2050	204	170
Pool # QB4542, 2.50%, 10/1/2050	210	175
Pool # QB8503, 2.50%, 2/1/2051	316	260
Pool # SD4767, 2.50%, 2/1/2051	457	377
Pool # QC9443, 2.50%, 10/1/2051	232	192
Pool # QD5778, 3.00%, 1/1/2052	244	210
Pool # SD5768, 3.00%, 1/1/2052	799	687
Pool # QD7596, 2.50%, 2/1/2052	720	592
Pool # RA6808, 3.00%, 2/1/2052	344	294
Pool # SD3952, 2.50%, 3/1/2052	487	403
Pool # QE1637, 4.00%, 5/1/2052	94	88
Pool # QE1832, 4.50%, 5/1/2052	115	110
Pool # QH9763, 6.00%, 1/1/2054	158	159
Pool # QH9845, 6.00%, 2/1/2054	705	713
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	246	246
Pool # BK2113, 2.50%, 3/1/2050	158	130
Pool # CA5658, 2.50%, 5/1/2050	51	42
Pool # FM3118, 3.00%, 5/1/2050	151	131
Pool # BP8608, 2.50%, 6/1/2050	104	86
Pool # BP9250, 2.50%, 7/1/2050	460	382
Pool # CA6635, 2.50%, 8/1/2050	169	141
Pool # FP0059, 2.50%, 8/1/2050	349	286
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BQ2894, 3.00%, 9/1/2050	235	204
Pool # BQ3996, 2.50%, 10/1/2050	202	168
Pool # BQ5243, 3.50%, 10/1/2050	114	102
Pool # CA7398, 3.50%, 10/1/2050	272	244
Pool # BP7667, 2.50%, 12/1/2050	254	212
Pool # CA8637, 4.00%, 1/1/2051	602	559
Pool # CB0189, 3.00%, 4/1/2051	100	86
Pool # CB0458, 2.50%, 5/1/2051	166	137
Pool # FS7655, 2.50%, 5/1/2051	453	373
Pool # FM7916, 2.50%, 6/1/2051	150	125
Pool # FM7957, 2.50%, 7/1/2051	974	808
Pool # CB1301, 2.50%, 8/1/2051	248	204
Pool # FM8247, 2.50%, 8/1/2051	137	114
Pool # FS4624, 2.50%, 11/1/2051	124	102
Pool # FS2559, 3.00%, 12/1/2051	459	394
Pool # BV4831, 3.00%, 2/1/2052	151	128
Pool # FS7749, 3.00%, 2/1/2052	427	368
Pool # BV0295, 3.50%, 2/1/2052	344	310
Pool # BV4924, 3.00%, 4/1/2052	735	632
Pool # BV6743, 4.50%, 5/1/2052	116	111
Pool # BV9515, 6.00%, 6/1/2052	136	138
Pool # BY4714, 5.00%, 6/1/2053	361	349
Pool # BY9327, 6.00%, 11/1/2053	366	368
Pool # DA7753, 5.50%, 1/1/2054	173	172
Pool # DA0425, 6.00%, 2/1/2054	184	186
Pool # DA7754, 6.00%, 2/1/2054	624	631
Pool # CB8334, 5.50%, 4/1/2054	521	516
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	218	219
Pool # AM3010, 5.07%, 3/1/2028	197	199
Pool # BL8639, 1.09%, 4/1/2028	232	207
Pool # BS6144, 3.97%, 1/1/2029	490	477
Pool # AM5319, 4.34%, 1/1/2029	179	176
Pool # BS8149, 4.97%, 9/1/2029	300	302
Pool # BS0448, 1.27%, 12/1/2029	429	364
Pool # BL9748, 1.60%, 12/1/2029	135	117
Pool # AN7593, 2.99%, 12/1/2029	123	114
Pool # BL9252, 1.37%, 3/1/2030	143	122
Pool # AN8285, 3.11%, 3/1/2030	129	119
Pool # BS0154, 1.28%, 4/1/2030	93	78
Pool # AM8544, 3.08%, 4/1/2030	57	53
Pool # BL9251, 1.45%, 10/1/2030	347	292
Pool # BL4885, 2.55%, 10/1/2030	157	140
Pool # AM4789, 4.18%, 11/1/2030	82	79
Pool # BL9891, 1.37%, 12/1/2030	238	198
SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS0025, 1.38%, 12/1/2030	539	452
Pool # BL9494, 1.46%, 12/1/2030	95	78
Pool # BS7290, 5.64%, 2/1/2031	493	511
Pool # BS6203, 4.26%, 4/1/2031	196	188
Pool # BS8442, 4.74%, 4/1/2031	642	639
Pool # BS2915, 1.87%, 5/1/2031	80	67
Pool # BS6802, 4.93%, 6/1/2031	539	539
Pool # BS8688, 4.68%, 8/1/2031	294	291
Pool # BS8686, 4.68%, 11/1/2031	290	287
Pool # BS4563, 2.01%, 1/1/2032	95	79
Pool # BS5580, 3.68%, 1/1/2032	370	344
Pool # BM7037, 1.76%, 3/1/2032 (e)	449	369
Pool # BS4654, 2.39%, 3/1/2032	332	284
Pool # BL5680, 2.44%, 3/1/2032	425	364
Pool # AN5952, 3.01%, 7/1/2032	128	115
Pool # AN6149, 3.14%, 7/1/2032	595	528
Pool # BS5530, 3.30%, 7/1/2032	564	508
Pool # BS6345, 3.91%, 8/1/2032	165	155
Pool # BZ0884, 5.37%, 9/1/2032	473	484
Pool # BM3226, 3.45%, 10/1/2032 (e)	575	530
Pool # BS6822, 3.81%, 10/1/2032	320	297
Pool # BS8528, 4.31%, 10/1/2032	670	645
Pool # BS6872, 4.41%, 10/1/2032	105	102
Pool # BS6926, 4.51%, 10/1/2032	145	142
Pool # BS6928, 4.55%, 10/1/2032	115	112
Pool # BS6915, 4.60%, 10/1/2032	343	335
Pool # BS6954, 4.93%, 10/1/2032	257	258
Pool # BM6491, 1.46%, 11/1/2032 (e)	602	476
Pool # BM6492, 1.51%, 11/1/2032 (e)	757	601
Pool # BS6819, 4.12%, 11/1/2032	375	357
Pool # BS6985, 4.92%, 11/1/2032	600	601
Pool # BS7090, 4.45%, 12/1/2032	615	598
Pool # BS7113, 4.90%, 12/1/2032	114	114
Pool # AN7923, 3.33%, 1/1/2033	250	224
Pool # BS8428, 4.41%, 1/1/2033	600	579
Pool # BS7398, 4.74%, 2/1/2033	285	281
Pool # BS5357, 3.41%, 3/1/2033	275	246
Pool # AN9067, 3.51%, 5/1/2033	140	127
Pool # BS8416, 4.56%, 5/1/2033	210	205
Pool # AN9752, 3.65%, 7/1/2033	615	564
Pool # BS5511, 3.45%, 8/1/2033	360	324
Pool # AN9753, 3.65%, 8/1/2033	450	412
Pool # BS5127, 3.15%, 9/1/2033	215	188
Pool # BS4197, 2.14%, 12/1/2033	245	200
Pool # BL1012, 4.03%, 12/1/2033	130	121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL0900, 4.08%, 2/1/2034	100	94
Pool # BZ0430, 4.32%, 2/1/2034	220	210
Pool # AN0375, 3.76%, 12/1/2035	217	199
Pool # AN4430, 3.61%, 1/1/2037	191	178
Pool # BF0105, 4.00%, 6/1/2056	239	219
Pool # BF0107, 4.50%, 6/1/2056	181	172
Pool # BF0118, 4.50%, 6/1/2056	236	224
Pool # BF0125, 4.00%, 7/1/2056	206	189
Pool # BF0189, 3.00%, 6/1/2057	538	452
Pool # BF0219, 3.50%, 9/1/2057	483	426
Pool # BF0230, 5.50%, 1/1/2058	478	487
Pool # BF0497, 3.00%, 7/1/2060	228	191
Pool # BF0537, 3.00%, 3/1/2061	451	376
Pool # BF0561, 3.00%, 9/1/2061	560	466
Pool # BF0578, 2.50%, 12/1/2061	1,147	913
Pool # BF0732, 2.50%, 6/1/2063	619	498
Pool # BF0733, 3.00%, 6/1/2063	558	465
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 1/25/2055 (f)	1,700	1,384
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	297	265
Pool # BR3929, 3.50%, 10/20/2050	191	171
Pool # BW1726, 3.50%, 10/20/2050	220	197
Pool # BS8546, 2.50%, 12/20/2050	567	469
Pool # BR3928, 3.00%, 12/20/2050	311	275
Pool # BU7538, 3.00%, 12/20/2050	177	156
Pool # 785294, 3.50%, 1/20/2051	546	481
Pool # CA8452, 3.00%, 2/20/2051	786	691
Pool # CB1543, 3.00%, 2/20/2051	541	469
Pool # CA3588, 3.50%, 2/20/2051	575	514
Pool # CB1536, 3.50%, 2/20/2051	599	538
Pool # CB1542, 3.00%, 3/20/2051	347	301
Pool # CC0070, 3.00%, 3/20/2051	89	79
Pool # CC8726, 3.00%, 3/20/2051	112	97
Pool # CC8738, 3.00%, 3/20/2051	154	134
Pool # CC8723, 3.50%, 3/20/2051	717	642
Pool # CC0088, 4.00%, 3/20/2051	30	28
Pool # CC0092, 4.00%, 3/20/2051	71	66
Pool # CC8727, 3.00%, 4/20/2051	187	162
Pool # CC8739, 3.00%, 4/20/2051	504	437
Pool # CC8740, 3.00%, 4/20/2051	416	361
Pool # CC8751, 3.00%, 4/20/2051	90	78
Pool # CA3563, 3.50%, 7/20/2051	325	295
Pool # CE2586, 3.50%, 7/20/2051	472	422
Pool # CK1527, 3.50%, 12/20/2051	346	311
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	11

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CJ8184, 3.50%, 1/20/2052	367	328
Pool # CK2660, 3.00%, 2/20/2052	218	189
Pool # CK2716, 3.50%, 2/20/2052	289	255
Pool # CI8525, 5.00%, 2/20/2052	388	377
Pool # CK8295, 5.00%, 3/20/2052	182	176
Pool # CN3127, 5.00%, 8/20/2052	168	163
Pool # CO4960, 5.00%, 8/20/2052	276	268
Pool # CU6748, 6.00%, 9/20/2053	380	384
Pool # DA2721, 5.50%, 3/20/2054	149	148
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	166	160
Pool # CU1093, 5.50%, 6/20/2063	166	164
Pool # CV1712, 5.50%, 6/20/2063	115	113
Pool # CU1092, 6.00%, 6/20/2063	199	199
Pool # 785183, 2.93%, 10/20/2070 (e)	331	298
Total Mortgage-Backed Securities (Cost $55,987)		51,802
U.S. Treasury Obligations — 5.7%
U.S. Treasury Bonds
1.13%, 8/15/2040	528	315
2.38%, 2/15/2042	1,140	812
3.25%, 5/15/2042	845	687
3.38%, 8/15/2042	900	743
3.13%, 2/15/2043	3,035	2,397
3.88%, 2/15/2043	4,045	3,569
3.88%, 5/15/2043	110	97
3.63%, 8/15/2043	210	178
1.38%, 8/15/2050	5,210	2,540
1.88%, 2/15/2051	343	190
2.25%, 2/15/2052	999	606
3.63%, 2/15/2053	3,125	2,539
U.S. Treasury Notes
4.00%, 12/15/2025 (g)	220	220
3.13%, 8/31/2027	1,445	1,403
3.88%, 12/31/2027	405	400
3.63%, 3/31/2028	4,715	4,618
1.88%, 2/28/2029	954	864
2.88%, 4/30/2029	6,272	5,904
3.13%, 8/31/2029	1,600	1,515
3.63%, 3/31/2030	6,875	6,626
3.50%, 2/15/2033	565	526
3.88%, 8/15/2033	1,160	1,104
4.00%, 2/15/2034	1,485	1,422
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury STRIPS Bonds
1.05%, 8/15/2026 (h)	1,015	947
1.20%, 5/15/2027 (h)	1,035	933
Total U.S. Treasury Obligations (Cost $43,669)		41,155
Asset-Backed Securities — 3.6%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	71	66
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.59%, 12/18/2037 (b) (e)	63	62
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	315	299
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	228	215
Series 2016-3, Class AA, 3.00%, 10/15/2028	159	149
Series 2017-2, Class A, 3.60%, 10/15/2029	324	298
Series 2021-1, Class B, 3.95%, 7/11/2030	275	254
American Credit Acceptance Receivables Trust
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	270	272
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	735	743
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	250	248
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	100	98
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	335	326
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	140	136
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	120	113
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (b)	510	478
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	280	259
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	215	196
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	91	86
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	250	251
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	200	203
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	470	435
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	395	399
Series 2024-1, Class D, 6.03%, 11/15/2029	225	228
Series 2024-2, Class C, 6.07%, 2/15/2030	375	382
SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	136	132
Series 2024-2A, Class A, 5.36%, 9/15/2039 (b)	559	552
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	65	60
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	175	170
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	325	289
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (e)	240	241
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	205	205
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	235	236
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	210	215
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	540	553
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	425	418
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	32	29
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	205	197
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	185	171
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	19	19
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	58	57
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	120	121
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	130	130
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	245	246
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	165	168
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	125	117
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	130	131
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	175	176
Series 2023-5A, Class C, 6.85%, 1/16/2029	170	175
Series 2024-1A, Class D, 5.84%, 6/17/2030	200	202
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	259	262
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	132	133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	420	397
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	140	136
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	5	5
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	265	245
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	237	244
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	351	347
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	233	235
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	282	285
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	403	380
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	231	206
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	192	194
Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	233	234
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	150	140
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	92	94
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	345	354
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	425	405
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	174	163
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	110	111
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	125	123
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	98	95
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	266	258
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	335	325
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	185	189
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	465	469
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	120	112
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	506	490
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	28	28
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	13

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	345	311
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (e)	111	111
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	275	250
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	205	183
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	465	408
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	889	860
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	100	90
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	110	98
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	185	187
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	155	156
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	107	106
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	536	528
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	200	202
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	125	124
Santander Drive Auto Receivables Trust Series 2023-6, Class C, 6.40%, 3/17/2031	135	139
SCF Equipment Leasing LLC
Series 2024-1A, Class D, 6.58%, 6/21/2033 (b)	150	153
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	235	245
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	430	434
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	38	36
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	96	96
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	98	98
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (b)	377	386
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (b)	334	337
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	175	178
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	180	178
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	150	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	52	51
Series 2019-2, Class B, 3.50%, 5/1/2028	92	88
Series 2018-1, Class A, 3.70%, 3/1/2030	185	168
Series 2024-1, Class AA, 5.45%, 2/15/2037	290	290
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	8	8
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	32	32
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	204	203
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	202	201
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	136	136
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	95	95
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	173	173
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	179	179
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	69	68
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	218	219
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	270	276
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	305	307
Total Asset-Backed Securities (Cost $26,589)		26,398
Collateralized Mortgage Obligations — 1.6%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.27%, 7/25/2043 (b) (e)	245	255
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	296	295
FARM Mortgage Trust Series 2024-2, Class A, 5.20%, 8/1/2054 (b) (e)	195	189
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	158	146
Series 2019-1, Class M55D, 4.00%, 7/25/2058	169	155
Series 2019-2, Class M55D, 4.00%, 8/25/2058	212	195
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	369	326
Series 2023-1, Class MT, 3.00%, 10/25/2062	381	313
Series 2024-2, Class MT, 3.50%, 5/25/2064	372	321
FHLMC, REMIC
Series 4065, Class QB, 3.00%, 6/15/2042	240	213
SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4257, Class DZ, 2.50%, 10/15/2043	965	803
Series 4672, Class QB, 3.50%, 4/15/2047	300	263
Series 4910, Class LZ, 3.00%, 9/25/2049	469	279
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,556	326
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,405	203
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	122	126
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	45	45
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	106	102
Series 2018-56, Class VN, 3.50%, 5/25/2038	235	208
Series 2018-52, Class PZ, 4.00%, 7/25/2048	160	146
Series 2019-54, Class KC, 2.50%, 9/25/2049	111	101
Series 2022-4, Class TA, 1.00%, 4/25/2051	279	218
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,596	342
Series 2018-75, Class UZ, 4.00%, 10/25/2058	815	737
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	237	239
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	517	296
Series 2024-64, Class YH, 5.00%, 4/20/2054	655	613
Series 2015-H11, Class FC, 5.32%, 5/20/2065 (e)	105	104
Series 2021-H14, Class YD, 7.41%, 6/20/2071 (e)	376	323
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	148	149
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	285	282
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	355	357
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	1,070	1,081
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	745	735
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	165	163
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	678	571
Total Collateralized Mortgage Obligations (Cost $11,776)		11,220
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	230	219
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.37%, 7/25/2041 (b) (e)	201	196
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	281	269
Series K754, Class AM, 4.94%, 11/25/2030 (e)	215	216
Series K-1510, Class A2, 3.72%, 1/25/2031	115	108
Series KJ45, Class A2, 4.66%, 1/25/2031	550	543
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	270	249
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (e)	515	427
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (e)	264	255
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (e)	295	284
Series 2024-M2, Class A2, 3.75%, 8/25/2033	825	749
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	9	9
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (e)	511	35
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (e)	210	192
Series 2015-K48, Class C, 3.65%, 8/25/2048 (b) (e)	15	15
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (e)	165	162
Series 2017-K67, Class C, 3.95%, 9/25/2049 (b) (e)	330	318
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.57%, 11/25/2053 (b) (e)	278	290
Series 2024-01, Class M7, 7.32%, 7/25/2054 (b) (e)	140	141
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	130	130
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	360	302
Total Commercial Mortgage-Backed Securities (Cost $5,320)		5,109
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	168
Republic of Peru 2.78%, 12/1/2060	49	26
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	15

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States
3.50%, 2/12/2034	228	181
6.00%, 5/7/2036	200	188
Total Foreign Government Securities (Cost $682)		563
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $65)	65	64
	SHARES (000)
Short-Term Investments — 5.3%
Investment Companies — 5.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (j) (Cost $38,544)	38,544	38,544
Total Investments — 100.1% (Cost $646,965)		725,628
Liabilities in Excess of Other Assets — (0.1)%		(646)
NET ASSETS — 100.0%		724,982

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2024.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of December 31, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	46	03/20/2025	USD	5,003	(48)
U.S. Treasury 2 Year Note	77	03/31/2025	USD	15,833	(32)
U.S. Treasury 5 Year Note	22	03/31/2025	USD	2,339	(11)
					(91)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(9)	03/20/2025	USD	(1,001)	31
U.S. Treasury Ultra Bond	(7)	03/20/2025	USD	(830)	28
					59
					(32)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	17

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 40.4%
Fixed Income — 17.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,906	91,889
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,565	15,926
JPMorgan High Yield Fund Class R6 Shares (a)	7,198	46,717
Total Fixed Income		154,532
International Equity — 1.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,013	16,338
U.S. Equity — 21.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,112	186,352
Total Investment Companies (Cost $260,017)		357,222
Exchange-Traded Funds — 27.6%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	76	7,138
Fixed Income — 10.6%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	836	37,757
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	252	11,606
JPMorgan Inflation Managed Bond ETF (a)	943	44,127
Total Fixed Income		93,490
International Equity — 11.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	319	16,266
JPMorgan BetaBuilders International Equity ETF (a)	1,550	88,526
Total International Equity		104,792
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	258	24,786
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	201	13,688
Total U.S. Equity		38,474
Total Exchange-Traded Funds (Cost $219,994)		243,894
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 7.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	580	520
Pool # WA1626, 3.45%, 8/1/2032	673	616
Pool # WN3225, 3.80%, 10/1/2034	440	400
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	397	362
Pool # QB2668, 2.50%, 8/1/2050	243	201
Pool # QB4026, 2.50%, 10/1/2050	1,197	994
Pool # QB4484, 2.50%, 10/1/2050	509	424
Pool # QB4542, 2.50%, 10/1/2050	516	431
Pool # QB8503, 2.50%, 2/1/2051	598	493
Pool # SD4767, 2.50%, 2/1/2051	568	469
Pool # QC9443, 2.50%, 10/1/2051	326	270
Pool # SD5768, 3.00%, 1/1/2052	993	854
Pool # SD3952, 2.50%, 3/1/2052	622	515
Pool # QE1637, 4.00%, 5/1/2052	169	157
Pool # QE1832, 4.50%, 5/1/2052	209	200
Pool # QH9763, 6.00%, 1/1/2054	206	208
Pool # QH9845, 6.00%, 2/1/2054	182	184
Pool # QJ5547, 5.50%, 9/1/2054	786	779
FNMA UMBS, 30 Year
Pool # CB3874, 3.00%, 6/1/2047	800	687
Pool # CA2826, 5.50%, 12/1/2048	605	605
Pool # FM3118, 3.00%, 5/1/2050	302	261
Pool # BP9250, 2.50%, 7/1/2050	637	528
Pool # BQ2894, 3.00%, 9/1/2050	583	505
Pool # BQ3996, 2.50%, 10/1/2050	499	415
Pool # BQ5243, 3.50%, 10/1/2050	285	256
Pool # CA7398, 3.50%, 10/1/2050	670	601
Pool # CA8637, 4.00%, 1/1/2051	1,205	1,119
Pool # CB0189, 3.00%, 4/1/2051	139	120
Pool # CB0458, 2.50%, 5/1/2051	245	202
Pool # FS7655, 2.50%, 5/1/2051	562	463
Pool # FM7531, 3.00%, 5/1/2051	511	439
Pool # FM7916, 2.50%, 6/1/2051	211	175
Pool # FM7957, 2.50%, 7/1/2051	1,260	1,045
Pool # CB1301, 2.50%, 8/1/2051	331	272
Pool # FM8247, 2.50%, 8/1/2051	178	148
Pool # FS2559, 3.00%, 12/1/2051	597	512
Pool # CB2635, 2.50%, 1/1/2052	1,075	886
Pool # CB2670, 3.00%, 1/1/2052	280	239
Pool # BV4831, 3.00%, 2/1/2052	278	237
Pool # BV0295, 3.50%, 2/1/2052	638	576
Pool # BV6743, 4.50%, 5/1/2052	202	193
Pool # BV9515, 6.00%, 6/1/2052	253	256
Pool # BY4714, 5.00%, 6/1/2053	506	488
Pool # DA7753, 5.50%, 1/1/2054	228	226
Pool # DA0425, 6.00%, 2/1/2054	241	244
Pool # DA7754, 6.00%, 2/1/2054	808	817
SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # BS7317, 5.35%, 11/1/2027	986	1,003
Pool # BS7576, 4.86%, 12/1/2027	356	358
Pool # BS3939, 1.58%, 11/1/2028	750	672
Pool # BS6144, 3.97%, 1/1/2029	920	895
Pool # AM5319, 4.34%, 1/1/2029	358	353
Pool # BS4290, 1.95%, 10/1/2029	600	524
Pool # BS0448, 1.27%, 12/1/2029	831	703
Pool # BL9748, 1.60%, 12/1/2029	333	288
Pool # AN7593, 2.99%, 12/1/2029	246	227
Pool # BS7385, 4.83%, 12/1/2029	1,000	1,003
Pool # AN8285, 3.11%, 3/1/2030	253	234
Pool # AM8544, 3.08%, 4/1/2030	109	101
Pool # BL9251, 1.45%, 10/1/2030	656	551
Pool # AM4789, 4.18%, 11/1/2030	151	146
Pool # BL9891, 1.37%, 12/1/2030	467	388
Pool # BL9652, 1.56%, 12/1/2030	937	792
Pool # BS7290, 5.64%, 2/1/2031	986	1,021
Pool # BS6802, 4.93%, 6/1/2031	900	900
Pool # BS5580, 3.68%, 1/1/2032	660	614
Pool # BS4654, 2.39%, 3/1/2032	569	487
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,026
Pool # BS5530, 3.30%, 7/1/2032	986	888
Pool # BS6822, 3.81%, 10/1/2032	580	539
Pool # BS8528, 4.31%, 10/1/2032	925	890
Pool # BS6954, 4.93%, 10/1/2032	462	463
Pool # BM6491, 1.46%, 11/1/2032 (b)	740	585
Pool # BM6492, 1.51%, 11/1/2032 (b)	939	745
Pool # BS6819, 4.12%, 11/1/2032	655	624
Pool # BS7090, 4.45%, 12/1/2032	1,020	991
Pool # AN7923, 3.33%, 1/1/2033	505	452
Pool # BS5357, 3.41%, 3/1/2033	500	448
Pool # AN9067, 3.51%, 5/1/2033	275	249
Pool # BS5511, 3.45%, 8/1/2033	656	590
Pool # BS5127, 3.15%, 9/1/2033	400	350
Pool # BL1012, 4.03%, 12/1/2033	265	248
Pool # BL0900, 4.08%, 2/1/2034	155	146
Pool # AN4430, 3.61%, 1/1/2037	468	435
Pool # BF0105, 4.00%, 6/1/2056	293	268
Pool # BF0107, 4.50%, 6/1/2056	223	212
Pool # BF0125, 4.00%, 7/1/2056	252	231
Pool # BF0189, 3.00%, 6/1/2057	409	344
Pool # BF0219, 3.50%, 9/1/2057	593	524
Pool # BF0230, 5.50%, 1/1/2058	956	973
Pool # BF0263, 3.50%, 5/1/2058	292	258
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0497, 3.00%, 7/1/2060	454	378
Pool # BF0537, 3.00%, 3/1/2061	556	464
Pool # BF0561, 3.00%, 9/1/2061	687	573
Pool # BF0578, 2.50%, 12/1/2061	1,593	1,268
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	755	675
Pool # BR3929, 3.50%, 10/20/2050	402	359
Pool # BW1726, 3.50%, 10/20/2050	428	383
Pool # BS8546, 2.50%, 12/20/2050	1,134	938
Pool # BR3928, 3.00%, 12/20/2050	631	557
Pool # BU7538, 3.00%, 12/20/2050	359	317
Pool # 785294, 3.50%, 1/20/2051	1,088	960
Pool # CA8452, 3.00%, 2/20/2051	1,576	1,386
Pool # CB1543, 3.00%, 2/20/2051	1,085	942
Pool # CA3588, 3.50%, 2/20/2051	1,177	1,053
Pool # CB1536, 3.50%, 2/20/2051	1,217	1,094
Pool # CB1542, 3.00%, 3/20/2051	711	617
Pool # CC0070, 3.00%, 3/20/2051	178	158
Pool # CC8726, 3.00%, 3/20/2051	217	188
Pool # CC8738, 3.00%, 3/20/2051	304	264
Pool # CC8723, 3.50%, 3/20/2051	1,452	1,298
Pool # CC0088, 4.00%, 3/20/2051	58	54
Pool # CC0092, 4.00%, 3/20/2051	142	132
Pool # CC8727, 3.00%, 4/20/2051	380	330
Pool # CC8739, 3.00%, 4/20/2051	1,003	870
Pool # CC8740, 3.00%, 4/20/2051	831	721
Pool # CC8751, 3.00%, 4/20/2051	179	156
Pool # CA3563, 3.50%, 7/20/2051	667	604
Pool # CE2586, 3.50%, 7/20/2051	940	840
Pool # CK1527, 3.50%, 12/20/2051	652	586
Pool # CJ8184, 3.50%, 1/20/2052	706	632
Pool # CK2716, 3.50%, 2/20/2052	530	468
Pool # CI8525, 5.00%, 2/20/2052	532	517
Pool # CK8295, 5.00%, 3/20/2052	249	241
Pool # CN3557, 4.50%, 5/20/2052	298	285
Pool # CN3127, 5.00%, 8/20/2052	236	229
Pool # CO4960, 5.00%, 8/20/2052	387	376
Pool # CU6748, 6.00%, 9/20/2053	527	534
GNMA II, Other
Pool # CU1093, 5.50%, 6/20/2063	230	227
Pool # CU1092, 6.00%, 6/20/2063	277	276
Pool # 785183, 2.93%, 10/20/2070 (b)	585	528
Total Mortgage-Backed Securities (Cost $74,230)		66,809
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	19

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 7.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.70%, 2/1/2027	903	861
3.45%, 11/1/2028	155	145
6.53%, 5/1/2034	90	94
L3Harris Technologies, Inc.
5.25%, 6/1/2031	110	110
5.40%, 7/31/2033	108	108
Northrop Grumman Corp.
5.15%, 5/1/2040	191	183
3.85%, 4/15/2045	209	164
RTX Corp.
2.25%, 7/1/2030	322	280
5.15%, 2/27/2033	87	86
		2,031
Automobiles — 0.0% ^
Hyundai Capital America 4.55%, 9/26/2029 (c)	100	97
Banks — 2.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (c) (d)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (c) (d)	200	196
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (c) (d)	250	250
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (d)	200	201
5.59%, 8/8/2028	200	203
5.44%, 7/15/2031	200	200
Bank of America Corp.
(SOFR + 1.58%), 4.38%, 4/27/2028 (d)	190	188
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	290	291
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	300	307
(SOFR + 1.91%), 5.29%, 4/25/2034 (d)	240	238
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	150	154
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	405	405
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	313	305
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (c) (d)	400	403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (d)	200	190
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (d)	78	77
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	155	154
(SOFR + 1.44%), 4.74%, 11/10/2032 (d)	115	111
Barclays plc (United Kingdom) (SOFR + 1.56%), 4.94%, 9/10/2030 (d)	200	196
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (c) (d)	505	503
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (d)	200	200
(SOFR + 1.28%), 5.28%, 11/19/2030 (c) (d)	200	198
BPCE SA (France) (SOFR + 1.85%), 5.94%, 5/30/2035 (c) (d)	250	248
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	90	91
Citigroup, Inc.
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	430	430
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	188	183
(SOFR + 1.35%), 3.06%, 1/25/2033 (d)	328	282
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (c) (d)	250	240
(SOFR + 1.69%), 5.34%, 1/10/2030 (c) (d)	250	250
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (c) (d)	200	194
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (c)	200	204
5.25%, 4/26/2029 (c)	273	274
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (d)	214	216
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	500	461
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	300	298
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (d)	90	90
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (c) (d)	200	197
SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	200	199
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	255	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	250	252
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (d)	315	304
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	310	305
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (c)	280	284
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	120	117
(SOFR + 1.93%), 5.07%, 1/24/2034 (d)	149	145
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	185	181
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (d)	140	143
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	300	293
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	256	260
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	200	190
(SOFR + 2.60%), 6.53%, 1/10/2029 (d)	300	309
Societe Generale SA (France)
4.25%, 4/14/2025 (c)	700	698
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (c) (d)	260	251
5.25%, 2/19/2027 (c)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (c) (d)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (c) (d)	415	347
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (c) (d)	214	211
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (c) (d)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (c) (d)	400	400
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	235	241
5.42%, 7/9/2031	300	303
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	80	81
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	140	142
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	170	182
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	84	85
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	160	162
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	165	172
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	85	85
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	55	55
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	110	117
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	115	115
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	290	282
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	53	39
(SOFR + 2.13%), 4.61%, 4/25/2053 (d)	200	167
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (c)	250	251
		17,503
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	215	179
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	20	20
4.05%, 11/21/2039	400	342
4.25%, 11/21/2049	180	146
Amgen, Inc. 3.15%, 2/21/2040	394	293
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	157
		958
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	206
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	21

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (d)	100	108
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	207
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (d)	391	381
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	344	327
5.41%, 5/10/2029	150	152
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	187	178
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	130	136
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	345	343
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	190	186
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	725	711
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (c) (d)	370	357
(SOFR + 1.53%), 2.87%, 1/14/2033 (c) (d)	200	169
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	310	311
(SOFR + 1.59%), 5.16%, 4/20/2029 (d)	185	186
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	185	187
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	120	120
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	125	124
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	79	79
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	165	162
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	450	455
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (c) (d)	275	279
		5,158
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	461	462
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	310	306
		768
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (c)	300	313
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	150	139
5.10%, 1/19/2029	150	150
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (c)	530	532
2.13%, 2/21/2026 (c)	115	111
4.25%, 4/15/2026 (c)	20	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
4.38%, 5/1/2026 (c)	171	169
2.53%, 11/18/2027 (c)	916	848
4.95%, 1/15/2028 (c)	70	69
5.75%, 3/1/2029 (c)	99	100
5.15%, 1/15/2030 (c)	110	107
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (d)	100	101
(SOFR + 1.27%), 2.62%, 11/2/2032 (d)	175	145
General Motors Financial Co., Inc.
5.40%, 5/8/2027	110	111
5.75%, 2/8/2031	120	122
5.95%, 4/4/2034	90	90
5.45%, 9/6/2034	90	87
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (c)	200	199
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (c)	85	83
		3,183
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	60	58
5.50%, 9/15/2054	40	38
		96
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (c)	198	189
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	56
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	299	251
WP Carey, Inc.
2.40%, 2/1/2031	148	126
2.25%, 4/1/2033	10	8
		385
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	95	83
3.50%, 6/1/2041	518	397
Sprint Capital Corp. 6.88%, 11/15/2028	55	58
Verizon Communications, Inc. 2.65%, 11/20/2040	185	126
		664
SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.8%
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	405	409
DTE Electric Co. Series B, 3.25%, 4/1/2051	200	136
Duke Energy Corp. 6.10%, 9/15/2053	120	122
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	65
Edison International
5.75%, 6/15/2027	195	198
5.45%, 6/15/2029	230	232
Electricite de France SA (France) 5.95%, 4/22/2034 (c)	200	204
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	163
Entergy Arkansas LLC 2.65%, 6/15/2051	72	43
Entergy Louisiana LLC
4.00%, 3/15/2033	150	137
2.90%, 3/15/2051	60	37
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	280	278
Evergy, Inc. 2.90%, 9/15/2029	394	359
Fells Point Funding Trust 3.05%, 1/31/2027 (c)	465	447
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	179	150
ITC Holdings Corp.
2.95%, 5/14/2030 (c)	126	113
5.40%, 6/1/2033 (c)	230	228
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (c)	45	44
Massachusetts Electric Co. 4.00%, 8/15/2046 (c)	98	75
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (c)	253	151
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	210	201
NRG Energy, Inc.
2.00%, 12/2/2025 (c)	90	87
2.45%, 12/2/2027 (c)	305	283
Pacific Gas and Electric Co.
2.95%, 3/1/2026	264	258
6.40%, 6/15/2033	99	104
5.80%, 5/15/2034	239	244
3.75%, 8/15/2042 (e)	71	53
4.30%, 3/15/2045	65	52
5.90%, 10/1/2054	30	30
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,145	1,135
Series A-3, 5.54%, 7/15/2047	145	144
Series A-3, 5.53%, 6/1/2049	150	149
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	80
Series A-5, 5.10%, 6/1/2052	80	76
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	190	197
PPL Capital Funding, Inc. 5.25%, 9/1/2034	80	79
Public Service Co. of Oklahoma 5.20%, 1/15/2035	35	34
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	92	89
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	86	84
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	121	94
5.88%, 12/1/2053	53	53
Southern Co. (The) 5.20%, 6/15/2033	60	59
Union Electric Co. 3.90%, 4/1/2052	124	95
Vistra Operations Co. LLC
6.00%, 4/15/2034 (c)	15	15
5.70%, 12/30/2034 (c)	45	45
		7,331
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	500	462
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	75	72
Global Payments, Inc.
3.20%, 8/15/2029	297	272
5.30%, 8/15/2029	42	42
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (c)	286	286
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (c)	250	251
Shell International Finance BV 3.13%, 11/7/2049	205	135
		1,058
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	138	119
4.65%, 9/17/2034	138	130
JBS USA Holding Lux SARL
3.75%, 12/1/2031	125	111
6.75%, 3/15/2034	140	148
Kellanova 5.25%, 3/1/2033	112	112
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	139
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	23

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.38%, 6/1/2046	86	70
Tyson Foods, Inc. 5.70%, 3/15/2034	90	91
		920
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	107
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	148
		255
Ground Transportation — 0.1%
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	143	124
CSX Corp. 3.80%, 11/1/2046	191	147
Norfolk Southern Corp. 3.05%, 5/15/2050	187	121
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (c)	400	382
Uber Technologies, Inc. 4.80%, 9/15/2034	70	67
Union Pacific Corp. 3.55%, 8/15/2039	270	219
		1,060
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	58
DH Europe Finance II SARL 3.25%, 11/15/2039	103	80
Solventum Corp. 5.60%, 3/23/2034 (c)	156	155
		293
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	206
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	100
Cencora, Inc. 5.13%, 2/15/2034	350	343
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	114
Cigna Group (The) 5.13%, 5/15/2031	280	279
CommonSpirit Health
1.55%, 10/1/2025	65	63
2.78%, 10/1/2030	150	133
3.91%, 10/1/2050	65	48
HCA, Inc.
5.45%, 9/15/2034	150	146
5.50%, 6/15/2047	90	82
3.50%, 7/15/2051	83	54
5.95%, 9/15/2054	55	52
6.10%, 4/1/2064	175	167
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	93
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
MyMichigan Health Series 2020, 3.41%, 6/1/2050	40	28
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	86
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	102
UnitedHealth Group, Inc.
5.70%, 10/15/2040	150	150
5.88%, 2/15/2053	65	65
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	190
		2,501
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	80	78
DOC DR LLC 2.63%, 11/1/2031	100	84
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	310
Sabra Health Care LP 3.20%, 12/1/2031	160	137
		609
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	137
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	118	121
Southern Power Co. 5.15%, 9/15/2041	205	191
		312
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	130	122
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (c)	65	63
Prologis LP 5.25%, 3/15/2054	157	146
		209
Insurance — 0.3%
Arthur J Gallagher & Co. 5.75%, 7/15/2054	210	206
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	91
Brown & Brown, Inc. 2.38%, 3/15/2031	386	324
CNA Financial Corp. 5.13%, 2/15/2034	230	226
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (c)	285	179
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	60	61
F&G Global Funding 5.88%, 6/10/2027 (c)	200	203
SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (c)	45	45
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (c)	200	224
New York Life Insurance Co. 3.75%, 5/15/2050 (c)	408	297
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (c)	150	135
5.16%, 5/28/2031 (c)	260	261
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (c)	393	262
		2,514
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	130	130
5.40%, 8/15/2054	90	87
		217
IT Services — 0.0% ^
Accenture Capital, Inc.
4.25%, 10/4/2031	115	111
4.50%, 10/4/2034	75	71
		182
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	100	75
Media — 0.1%
Charter Communications Operating LLC 3.70%, 4/1/2051	403	252
Comcast Corp.
3.25%, 11/1/2039	332	252
2.80%, 1/15/2051	172	102
5.35%, 5/15/2053	400	370
		976
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (c)	315	273
5.63%, 4/4/2034 (c)	110	109
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (c)	130	119
Steel Dynamics, Inc. 5.38%, 8/15/2034	150	149
		650
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	112
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	225	192
Oil, Gas & Consumable Fuels — 0.6%
Aker BP ASA (Norway) 5.13%, 10/1/2034 (c)	150	141
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (c)	198	189
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	112
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	70
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (c)	48	47
5.68%, 1/15/2034 (c)	76	75
ConocoPhillips Co. 5.50%, 1/15/2055	150	143
Coterra Energy, Inc.
3.90%, 5/15/2027	125	122
5.40%, 2/15/2035	120	116
Devon Energy Corp. 5.75%, 9/15/2054	135	122
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	210	211
Energy Transfer LP 5.00%, 5/15/2044 (e)	420	361
Exxon Mobil Corp. 3.00%, 8/16/2039	593	448
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (c)	100	77
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (c)	180	142
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	455	447
3.45%, 10/15/2027 (c)	259	247
Kinder Morgan, Inc.
5.00%, 2/1/2029	172	171
7.80%, 8/1/2031	200	225
MPLX LP
5.50%, 6/1/2034	160	158
4.50%, 4/15/2038	205	179
NGPL PipeCo LLC 3.25%, 7/15/2031 (c)	155	134
Northern Natural Gas Co. 5.63%, 2/1/2054 (c)	20	19
Occidental Petroleum Corp.
5.20%, 8/1/2029	55	55
5.38%, 1/1/2032	55	54
ONEOK, Inc.
4.75%, 10/15/2031	230	222
5.70%, 11/1/2054	200	188
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (c)	40	40
5.03%, 10/1/2029 (c)	45	44
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	25

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	283
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	250	252
		5,094
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	142	129
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	250	193
Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	49
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	225	194
3.70%, 3/15/2052	63	46
5.55%, 2/22/2054	10	10
5.65%, 2/22/2064	90	87
Eli Lilly & Co. 5.00%, 2/9/2054	250	230
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	195	183
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	700	507
3.18%, 7/9/2050	200	129
Zoetis, Inc. 5.60%, 11/16/2032	170	175
		1,610
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	50	50
UDR, Inc.
2.10%, 8/1/2032	380	302
1.90%, 3/15/2033	50	38
		390
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	128
2.50%, 8/16/2031	80	67
NNN REIT, Inc. 5.50%, 6/15/2034	80	80
Realty Income Corp. 1.80%, 3/15/2033	220	168
		443
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
1.95%, 2/15/2028 (c)	418	383
5.05%, 7/12/2029	300	301
5.15%, 11/15/2031	240	242
4.55%, 2/15/2032	108	104
3.19%, 11/15/2036 (c)	59	47
Intel Corp.
3.73%, 12/8/2047	30	20
3.25%, 11/15/2049	60	36
3.05%, 8/12/2051	60	34
5.70%, 2/10/2053	106	94
KLA Corp. 3.30%, 3/1/2050	242	167
NXP BV (China) 3.25%, 5/11/2041	265	192
Texas Instruments, Inc. 5.05%, 5/18/2063	274	247
		1,988
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	180	173
Oracle Corp.
3.80%, 11/15/2037	279	233
3.60%, 4/1/2050	90	63
VMware LLC 4.70%, 5/15/2030	320	313
		782
Specialized REITs — 0.2%
American Tower Corp.
1.50%, 1/31/2028	155	140
5.20%, 2/15/2029	180	181
1.88%, 10/15/2030	928	778
Crown Castle, Inc. 5.80%, 3/1/2034	65	66
Extra Space Storage LP
5.90%, 1/15/2031	100	103
2.40%, 10/15/2031	220	183
		1,451
Specialty Retail — 0.0% ^
AutoZone, Inc. 5.40%, 7/15/2034	100	99
Home Depot, Inc. (The) 3.63%, 4/15/2052	110	80
		179
Technology Hardware, Storage & Peripherals — 0.0% ^
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	220	211
SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	355
4.39%, 8/15/2037	205	177
		532
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
5.05%, 7/15/2033	140	137
5.15%, 4/15/2034	76	75
3.40%, 10/15/2052	225	150
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	145
		507
Total Corporate Bonds (Cost $72,082)		65,482
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bonds
1.13%, 5/15/2040	3,322	1,998
1.13%, 8/15/2040	6,836	4,076
2.25%, 5/15/2041	259	184
3.38%, 8/15/2042	1,415	1,168
3.13%, 2/15/2043	390	308
3.88%, 5/15/2043	3,095	2,724
3.63%, 8/15/2043	740	627
1.38%, 8/15/2050	3,196	1,558
1.63%, 11/15/2050	1,102	575
2.25%, 2/15/2052	1,610	976
3.00%, 8/15/2052	3,909	2,805
U.S. Treasury Notes
4.00%, 12/15/2025 (f)	330	329
3.13%, 8/31/2027	2,320	2,253
3.63%, 3/31/2028	75	73
1.13%, 8/31/2028	1,304	1,163
1.88%, 2/28/2029	3,230	2,925
3.25%, 6/30/2029	8,505	8,116
3.13%, 8/31/2029	1,882	1,783
3.63%, 3/31/2030	4,450	4,289
1.63%, 5/15/2031	4,910	4,142
1.38%, 11/15/2031	695	568
3.88%, 8/15/2033	4,645	4,421
4.00%, 2/15/2034	289	277
Total U.S. Treasury Obligations (Cost $52,015)		47,338
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 4.1%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (c)	144	132
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.59%, 12/18/2037 (b) (c)	124	122
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (c)	635	604
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	455	430
Series 2016-3, Class AA, 3.00%, 10/15/2028	319	298
Series 2021-1, Class B, 3.95%, 7/11/2030	566	523
American Credit Acceptance Receivables Trust Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	910	920
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (c)	315	312
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (c)	165	161
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (c)	645	627
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	290	282
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (c)	255	241
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c)	625	586
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (c)	345	320
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (c)	229	216
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (c)	320	321
Series 2024-1A, Class A, 5.36%, 6/20/2030 (c)	280	284
Bridge Trust Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (c)	580	537
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	650	657
Series 2024-1, Class D, 6.03%, 11/15/2029	310	314
Series 2024-2, Class C, 6.07%, 2/15/2030	330	336
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 (c)	247	240
Series 2024-2A, Class A, 5.36%, 9/15/2039 (c)	690	682
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (c)	158	147
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	364
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	650	578
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	27

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (c)	299	300
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (c)	255	255
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (c)	290	291
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	290	297
Series 2024-2A, Class C, 6.70%, 10/16/2034 (c)	655	670
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	795	782
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (c)	83	75
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	405	390
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	367	339
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	51	50
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	108	106
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (c)	235	235
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	430	432
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (c)	142	133
Series 2021-A, Class C, 2.09%, 8/27/2035 (c)	67	63
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (c)	180	182
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	305	307
Series 2023-5A, Class C, 6.85%, 1/16/2029	230	236
Series 2024-1A, Class D, 5.84%, 6/17/2030	280	282
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (c)	108	109
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (c)	780	737
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	255	247
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (c)	550	509
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (c)	329	339
Series 2024-2A, Class A, 4.60%, 3/15/2050 (c)	259	257
Series 2024-2A, Class B, 4.93%, 3/15/2050 (c)	105	103
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	301	304
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	359	362
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (c)	831	782
Series 2021-3, Class D, 3.00%, 1/17/2041 (c)	427	380
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (c)	192	194
Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	313	313
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	190	178
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	191	194
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	850	809
Series 2024-AA, Class C, 6.00%, 9/22/2036 (c)	259	259
MMAF Equipment Finance LLC Series 2020-A, Class A5, 1.56%, 10/9/2042 (c)	100	92
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (c)	359	336
Series 2024-1A, Class B, 5.51%, 2/20/2043 (c)	139	140
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	242	238
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	184	179
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	531	514
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (c)	435	423
Series 2024-2A, Class C, 5.90%, 7/20/2032 (c)	565	569
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (c)	230	215
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (c)	1,012	980
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (c)	56	56
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (c)	475	429
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (c)	655	655
Progress Residential Trust
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (c)	575	505
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	1,775	1,717
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (c)	140	127
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (c)	235	237
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (c)	190	191
SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	212	210
Republic Finance Issuance Trust Series 2021-A, Class A, 2.30%, 12/22/2031 (c)	1,105	1,089
Santander Drive Auto Receivables Trust Series 2024-5, Class D, 5.14%, 2/17/2032	255	252
SCF Equipment Leasing LLC Series 2023-1A, Class C, 6.77%, 8/22/2033 (c)	325	339
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (c)	590	596
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (c)	77	74
Stream Innovations Issuer Trust Series 2024-1A, Class A, 6.27%, 7/15/2044 (c)	459	470
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (c)	240	244
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	102	100
Series 2019-2, Class B, 3.50%, 5/1/2028	223	211
Series 2018-1, Class A, 3.70%, 3/1/2030	369	337
Series 2024-1, Class AA, 5.45%, 2/15/2037	242	242
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (c)	16	16
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (c) (e)	64	64
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (c) (e)	405	405
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (c) (e)	401	400
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (c) (e)	203	203
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (c) (e)	191	191
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (c) (e)	292	292
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (c) (e)	356	356
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	101	99
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	218	219
Total Asset-Backed Securities (Cost $36,353)		35,747
Collateralized Mortgage Obligations — 1.5%
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (c)	590	588
FARM Mortgage Trust Series 2024-2, Class A, 5.20%, 8/1/2054 (b) (c)	235	227
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class MA, 3.00%, 8/25/2056	124	114
Series 2018-1, Class MA, 3.00%, 5/25/2057	149	138
Series 2018-1, Class M60C, 3.50%, 5/25/2057	316	291
Series 2019-1, Class M55D, 4.00%, 7/25/2058	235	216
Series 2019-2, Class M55D, 4.00%, 8/25/2058	453	416
Series 2019-3, Class M55D, 4.00%, 10/25/2058	317	294
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	790	699
Series 2020-3, Class TTW, 3.00%, 5/25/2060	713	657
FHLMC, REMIC
Series 4646, Class BM, 4.00%, 12/15/2039	214	207
Series 4257, Class DZ, 2.50%, 10/15/2043	377	313
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,927	403
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,867	269
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	244	252
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	89	90
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	206	199
Series 2012-103, Class BA, 2.50%, 2/25/2042	121	114
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,975	423
Series 2018-75, Class UZ, 4.00%, 10/25/2058	1,052	952
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	474	479
GNMA
Series 2024-64, Class YH, 5.00%, 4/20/2054	815	763
Series 2015-H11, Class FC, 5.32%, 5/20/2065 (b)	259	258
Series 2021-H14, Class YD, 7.41%, 6/20/2071 (b)	779	668
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (c) (e)	294	294
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (e)	355	352
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (e)	435	437
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (e)	1,340	1,354
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (e)	920	908
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (c)	1,351	1,138
Total Collateralized Mortgage Obligations (Cost $14,512)		13,513
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	29

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.8%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	400	381
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.37%, 7/25/2041 (b) (c)	402	392
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	558	534
Series K152, Class A2, 3.08%, 1/25/2031	155	141
Series K-1510, Class A2, 3.72%, 1/25/2031	235	221
Series KJ45, Class A2, 4.66%, 1/25/2031	670	661
Series K-150, Class A2, 3.71%, 9/25/2032 (b)	480	443
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (b)	965	801
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (b)	405	390
Series 2024-M2, Class A2, 3.75%, 8/25/2033	1,145	1,039
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	18	18
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (b)	1,081	74
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (c)	435	398
Series 2015-K48, Class C, 3.65%, 8/25/2048 (b) (c)	35	35
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (c)	330	324
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 8.57%, 11/25/2053 (b) (c)	382	399
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	165	165
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	725	609
Total Commercial Mortgage-Backed Securities (Cost $7,446)		7,025
Foreign Government Securities — 0.0% ^
Republic of Peru 2.78%, 12/1/2060	125	66
United Mexican States 3.50%, 2/12/2034	369	294
Total Foreign Government Securities (Cost $491)		360
Municipal Bonds — 0.0% (g) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $110)	110	108
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (h) (Cost $45,040)	45,040	45,040
Total Investments — 99.9% (Cost $782,290)		882,538
Other Assets in Excess of Liabilities — 0.1%		864
NET ASSETS — 100.0%		883,402

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2024.

(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	27	03/20/2025	USD	2,936	(28)
U.S. Treasury 2 Year Note	115	03/31/2025	USD	23,646	(41)
U.S. Treasury 5 Year Note	37	03/31/2025	USD	3,934	(19)
					(88)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(19)	03/20/2025	USD	(2,114)	65
U.S. Treasury Ultra Bond	(12)	03/20/2025	USD	(1,424)	49
					114
					26

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	31

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.5%
Fixed Income — 16.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	27,881	198,513
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,232	32,489
JPMorgan High Yield Fund Class R6 Shares (a)	14,700	95,405
Total Fixed Income		326,407
International Equity — 2.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,564	41,325
U.S. Equity — 23.9%
JPMorgan Equity Index Fund Class R6 Shares (a)	5,346	471,675
Total Investment Companies (Cost $599,462)		839,407
Exchange-Traded Funds — 28.4%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	192	17,979
Fixed Income — 9.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,751	79,115
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	514	23,702
JPMorgan Inflation Managed Bond ETF (a)	1,689	79,038
Total Fixed Income		181,855
International Equity — 13.4%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	807	41,145
JPMorgan BetaBuilders International Equity ETF (a)	3,922	223,971
Total International Equity		265,116
U.S. Equity — 4.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	651	62,631
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	508	34,601
Total U.S. Equity		97,232
Total Exchange-Traded Funds (Cost $495,668)		562,182
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 7.5%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	66	64
2.20%, 2/4/2026	85	82
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
2.70%, 2/1/2027	1,722	1,642
3.45%, 11/1/2028	200	187
6.53%, 5/1/2034	225	236
L3Harris Technologies, Inc.
5.25%, 6/1/2031	250	250
5.40%, 7/31/2033	206	206
Northrop Grumman Corp.
5.15%, 5/1/2040	242	232
3.85%, 4/15/2045	220	172
RTX Corp.
2.25%, 7/1/2030	422	367
5.15%, 2/27/2033	155	154
2.82%, 9/1/2051	385	233
		3,825
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	400	418
Hyundai Capital America
2.38%, 10/15/2027 (b)	835	778
4.55%, 9/26/2029 (b)	250	243
		1,439
Banks — 2.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	200	204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	400	391
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	400	418
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	210	213
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	201
6.61%, 11/7/2028	600	631
5.44%, 7/15/2031	200	200
SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	592	575
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	237	238
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,407	1,370
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	305	302
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	430	432
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	460	471
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	675	580
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	390	387
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	385	385
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	668	650
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	226	228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	215	204
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	210	212
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	168	165
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	250	251
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	273	271
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	230	223
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	365	345
5.79%, 7/13/2028 (b)	200	204
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	200	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	169
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	280	288
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	364	326
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	675	673
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	285	285
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	795	787
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,017	990
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	300	312
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	250	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	365	362
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	255	262
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	502	483
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	940	939
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	403	392
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	940	808
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	500	499
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	657	631
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	250	258
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	520	520
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	400	406
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	194
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	335	311
(SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	340	336
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	204
5.25%, 4/26/2029 (b)	529	531
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	416	421
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,885	1,738
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	205	184
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	440	437
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	190	190
Huntington National Bank (The) 5.65%, 1/10/2030	337	343
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	225	222
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	220	210
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	33

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	255	257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	280	279
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	230	219
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	520	532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	550	555
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	200	204
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	200	198
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	200	198
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	210	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	662	652
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	355	357
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	435	441
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	203
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	250	243
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	264	257
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	395	387
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	265	270
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	500	489
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	635	644
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	230	219
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	360	371
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	215	209
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	410	414
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	850	847
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	320	309
5.25%, 2/19/2027 (b)	288	288
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	270	257
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	328	327
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	625	522
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	214	211
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	250	265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	745	745
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.71%, 1/13/2030	420	430
5.42%, 7/9/2031	550	556
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	190	191
5.52%, 7/17/2028	70	71
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	155	158
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	205	219
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	140	136
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	171	172
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	191
SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,678
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	285	289
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	80	80
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	95	95
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	110	110
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	805	783
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	156	114
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	320	267
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	540	543
		43,249
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	229
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	280	282
		511
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	590	583
4.05%, 11/21/2039	500	427
4.25%, 11/21/2049	240	195
Amgen, Inc. 3.00%, 1/15/2052	520	328
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	199
		1,732
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	418
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	221
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	220	231
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	190	205
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	192
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	517	504
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	388	369
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	150	152
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	170	177
5.41%, 5/10/2029	230	233
(SOFR + 1.70%), 5.00%, 9/11/2030 (c)	160	156
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	165	156
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,295	1,250
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	528	504
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	250	262
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	535	532
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	1,140	1,119
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	470	453
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	250	211
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	395	396
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	355	356
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	220	219
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	710	595
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	132	131
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	300	295
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	245	181
Nasdaq, Inc. 5.55%, 2/15/2034	90	91
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	750	758
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	240
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	595	604
		10,572
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	878	881
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	121	107
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	661	652
		1,640
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	530	552
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	150	139
5.10%, 1/19/2029	175	175
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	400	402
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	1,075	1,078
2.13%, 2/21/2026 (b)	150	145
4.25%, 4/15/2026 (b)	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	35

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.38%, 5/1/2026 (b)	110	109
2.53%, 11/18/2027 (b)	1,132	1,048
4.95%, 1/15/2028 (b)	185	183
5.75%, 3/1/2029 (b)	191	193
5.75%, 11/15/2029 (b)	575	583
5.15%, 1/15/2030 (b)	285	276
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	180	182
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	235	194
General Motors Financial Co., Inc.
5.40%, 5/8/2027	185	187
5.75%, 2/8/2031	210	213
5.95%, 4/4/2034	165	166
5.45%, 9/6/2034	170	165
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	199
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	180	176
		5,838
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	120	116
5.50%, 9/15/2054	90	85
		201
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	259	247
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (b)	335	332
		579
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	406	341
WP Carey, Inc. 2.40%, 2/1/2031	183	156
		497
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	185	161
3.50%, 6/1/2041	664	509
3.55%, 9/15/2055	398	268
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Sprint Capital Corp. 6.88%, 11/15/2028	105	111
Verizon Communications, Inc. 2.65%, 11/20/2040	236	161
		1,210
Electric Utilities — 0.9%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	280	266
5.65%, 6/1/2054	190	187
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	786	794
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	319
Duke Energy Corp. 6.10%, 9/15/2053	580	589
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	83
Duke Energy Progress LLC 2.90%, 8/15/2051	170	105
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	900	897
Edison International 5.75%, 6/15/2027	265	269
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	220	224
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	209
Entergy Arkansas LLC 2.65%, 6/15/2051	88	52
Entergy Louisiana LLC
4.00%, 3/15/2033	202	185
2.90%, 3/15/2051	80	49
5.70%, 3/15/2054	140	138
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	608	604
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	282	284
Evergy, Inc. 2.90%, 9/15/2029	512	466
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	560	538
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	235	197
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	156	140
5.40%, 6/1/2033 (b)	500	496
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	236	235
5.10%, 1/15/2035 (b)	95	93
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	118	90
MidAmerican Energy Co. 5.85%, 9/15/2054	120	122
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	328	196
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	410	393
SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	115	112
2.45%, 12/2/2027 (b)	410	381
Pacific Gas and Electric Co.
2.95%, 3/1/2026	831	813
6.40%, 6/15/2033	203	214
5.80%, 5/15/2034	442	452
3.75%, 8/15/2042 (d)	86	64
4.30%, 3/15/2045	90	72
6.75%, 1/15/2053	125	136
5.90%, 10/1/2054	40	39
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,435	2,415
Series A-3, 5.54%, 7/15/2047	200	199
Series A-3, 5.53%, 6/1/2049	340	337
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	127
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	142
PPL Capital Funding, Inc. 5.25%, 9/1/2034	165	162
Public Service Co. of Oklahoma
5.25%, 1/15/2033	240	236
5.20%, 1/15/2035	70	68
Public Service Electric and Gas Co. 3.00%, 3/1/2051	410	265
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	175	169
Series A-2, 5.11%, 12/15/2047	80	75
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	167	164
Southern California Edison Co.
5.45%, 6/1/2031	400	406
Series C, 4.13%, 3/1/2048	152	118
5.88%, 12/1/2053	134	133
5.75%, 4/15/2054	505	495
Southern Co. (The) 5.20%, 6/15/2033	321	317
Tampa Electric Co. 4.90%, 3/1/2029	362	362
Union Electric Co.
5.20%, 4/1/2034	360	358
3.90%, 4/1/2052	198	152
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	34	34
5.70%, 12/30/2034 (b)	95	94
		17,408
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	366	357
5.40%, 6/12/2029	590	598
4.00%, 4/14/2032	1,000	923
		1,878
Financial Services — 0.2%
Corebridge Financial, Inc. 3.85%, 4/5/2029	120	115
Fiserv, Inc. 5.15%, 8/12/2034	700	684
Global Payments, Inc.
3.20%, 8/15/2029	395	362
5.30%, 8/15/2029	71	71
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (b) (c)	260	252
5.13%, 7/29/2029 (b)	602	603
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	600	602
Shell International Finance BV 3.13%, 11/7/2049	251	165
		2,854
Food Products — 0.1%
Bunge Ltd. Finance Corp.
2.75%, 5/14/2031	159	137
4.65%, 9/17/2034	298	281
J M Smucker Co. (The) 6.20%, 11/15/2033	100	106
JBS USA Holding Lux SARL
3.75%, 12/1/2031	285	253
6.75%, 3/15/2034	251	265
Kellanova 5.25%, 3/1/2033	199	199
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	224
4.38%, 6/1/2046	137	111
Tyson Foods, Inc. 5.70%, 3/15/2034	200	203
		1,779
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	150
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	200
Southern California Gas Co. 6.35%, 11/15/2052	150	161
		511
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	190	187
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	37

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	192	167
CSX Corp. 3.80%, 11/1/2046	241	185
ERAC USA Finance LLC 5.20%, 10/30/2034 (b)	200	198
Norfolk Southern Corp. 3.05%, 5/15/2050	237	153
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	250	257
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	800	765
Uber Technologies, Inc. 4.80%, 9/15/2034	150	143
Union Pacific Corp. 3.55%, 8/15/2039	345	280
		2,335
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	71
DH Europe Finance II SARL 3.25%, 11/15/2039	123	96
Solventum Corp. 5.60%, 3/23/2034 (b)	336	334
		501
Health Care Providers & Services — 0.3%
AHS Hospital Corp. 5.02%, 7/1/2045	140	131
Banner Health 1.90%, 1/1/2031	323	270
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	129
Cencora, Inc. 5.13%, 2/15/2034	770	756
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	148
Cigna Group (The) 5.13%, 5/15/2031	600	597
CommonSpirit Health
1.55%, 10/1/2025	85	83
2.78%, 10/1/2030	195	173
3.91%, 10/1/2050	80	59
Elevance Health, Inc. 2.25%, 5/15/2030	488	424
HCA, Inc.
5.45%, 9/15/2034	380	370
5.50%, 6/15/2047	140	127
3.50%, 7/15/2051	125	81
5.95%, 9/15/2054	120	114
6.10%, 4/1/2064	425	406
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	118
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	35
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	112
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	142
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	110
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	238
		4,623
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	150	146
DOC DR LLC 2.63%, 11/1/2031	135	114
Healthcare Realty Holdings LP
3.10%, 2/15/2030	750	674
2.00%, 3/15/2031	475	388
Sabra Health Care LP 3.20%, 12/1/2031	215	184
		1,506
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	168
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	211	215
5.75%, 10/1/2041	210	205
Southern Power Co. 5.15%, 9/15/2041	260	243
		663
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	270	253
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	135	130
Prologis LP 5.25%, 3/15/2054	332	310
		440
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	350	349
5.75%, 3/1/2054	300	293
Arthur J Gallagher & Co. 5.75%, 7/15/2054	450	442
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	140
Brown & Brown, Inc. 2.38%, 3/15/2031	488	410
CNA Financial Corp. 5.13%, 2/15/2034	510	501
Corebridge Global Funding 5.90%, 9/19/2028 (b)	180	185
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	352	221
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	135	138
F&G Global Funding 5.88%, 6/10/2027 (b)	300	304
SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	95	95
High Street Funding Trust I 4.11%, 2/15/2028 (b)	150	144
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	400	449
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	510	371
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	200	180
5.16%, 5/28/2031 (b)	600	601
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	56
3.30%, 5/15/2050 (b)	495	330
		5,209
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	245	245
5.40%, 8/15/2054	200	194
		439
IT Services — 0.0% ^
Accenture Capital, Inc.
4.25%, 10/4/2031	245	236
4.50%, 10/4/2034	165	157
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	203
		596
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	217
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	128
3.50%, 3/1/2042	115	78
3.70%, 4/1/2051	532	332
Comcast Corp.
3.25%, 11/1/2039	431	327
2.80%, 1/15/2051	585	348
5.35%, 5/15/2053	745	690
		1,903
Metals & Mining — 0.1%
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	200	204
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	398	345
5.63%, 4/4/2034 (b)	230	229
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	280	256
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	291
		1,325
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	147
DTE Energy Co. 5.10%, 3/1/2029	600	601
Engie SA (France) 5.63%, 4/10/2034 (b)	700	700
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200	200
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	238
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	110
		1,996
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	295	252
Oil, Gas & Consumable Fuels — 0.5%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	150	141
5.80%, 10/1/2054 (b)	150	136
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	424	404
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	203
BP Capital Markets America, Inc. 2.77%, 11/10/2050	238	143
Cheniere Energy, Inc. 5.65%, 4/15/2034	160	161
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	102	99
5.68%, 1/15/2034 (b)	148	146
ConocoPhillips Co. 5.50%, 1/15/2055	315	300
Coterra Energy, Inc.
3.90%, 5/15/2027	155	151
5.40%, 2/15/2035	255	247
Devon Energy Corp. 5.75%, 9/15/2054	285	259
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	180	182
5.63%, 4/5/2034	335	337
Energy Transfer LP 5.00%, 5/15/2044 (d)	565	486
Eni SpA (Italy) 5.95%, 5/15/2054 (b)	200	192
Enterprise Products Operating LLC
4.95%, 2/15/2035	510	494
4.45%, 2/15/2043	354	302
Exxon Mobil Corp. 3.00%, 8/16/2039	734	555
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	39

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	135	104
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	225	177
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	550	540
3.45%, 10/15/2027 (b)	334	318
Kinder Morgan, Inc.
5.00%, 2/1/2029	229	228
7.80%, 8/1/2031	500	563
MPLX LP
5.50%, 6/1/2034	360	355
4.50%, 4/15/2038	256	223
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	210	181
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	40	38
Occidental Petroleum Corp.
5.20%, 8/1/2029	110	109
5.38%, 1/1/2032	110	108
ONEOK, Inc.
4.75%, 10/15/2031	490	474
5.70%, 11/1/2054	430	404
Ovintiv, Inc. 6.25%, 7/15/2033	400	409
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	85	85
5.03%, 10/1/2029 (b)	95	93
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	355
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	350	353
		10,055
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	635	578
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	270
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	60
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	295	255
3.70%, 3/15/2052	171	124
5.55%, 2/22/2054	27	26
5.65%, 2/22/2064	250	241
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Eli Lilly & Co. 5.00%, 2/9/2054	540	496
Merck & Co., Inc.
2.35%, 6/24/2040	348	236
4.00%, 3/7/2049	40	31
2.90%, 12/10/2061	35	20
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	375	351
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	750	486
Zoetis, Inc. 5.60%, 11/16/2032	289	298
		2,624
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	175
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	100	100
UDR, Inc.
2.10%, 8/1/2032	482	383
1.90%, 3/15/2033	65	50
		533
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	165
2.50%, 8/16/2031	110	92
NNN REIT, Inc.
5.60%, 10/15/2033	100	101
5.50%, 6/15/2034	150	149
Realty Income Corp. 1.80%, 3/15/2033	275	210
		717
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	236	167
Broadcom, Inc.
1.95%, 2/15/2028 (b)	529	484
5.05%, 7/12/2029	600	602
5.15%, 11/15/2031	500	503
4.55%, 2/15/2032	216	209
3.19%, 11/15/2036 (b)	228	184
Intel Corp.
3.73%, 12/8/2047	145	96
3.25%, 11/15/2049	140	83
3.05%, 8/12/2051	140	80
5.70%, 2/10/2053	100	88
KLA Corp. 3.30%, 3/1/2050	442	305
SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
NXP BV (China) 3.25%, 5/11/2041	365	265
Texas Instruments, Inc. 5.05%, 5/18/2063	530	478
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (b)	370	304
		3,848
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	386	370
Intuit, Inc. 5.50%, 9/15/2053	70	69
Oracle Corp.
3.80%, 11/15/2037	799	667
3.60%, 4/1/2050	160	112
Roper Technologies, Inc. 1.75%, 2/15/2031	277	227
VMware LLC
1.40%, 8/15/2026	421	399
4.70%, 5/15/2030	415	406
		2,250
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	205	185
5.20%, 2/15/2029	380	382
1.88%, 10/15/2030	1,190	997
Crown Castle, Inc. 5.80%, 3/1/2034	120	122
CubeSmart LP 2.00%, 2/15/2031	570	473
Extra Space Storage LP
5.90%, 1/15/2031	190	196
2.40%, 10/15/2031	305	254
		2,609
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	185	134
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.70%, 8/5/2051	295	184
Dell International LLC 6.20%, 7/15/2030	970	1,017
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	460	442
		1,643
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	308
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	443
4.39%, 8/15/2037	265	229
		980
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	550	526
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
2.55%, 2/15/2031	670	576
5.15%, 4/15/2034	147	145
3.40%, 10/15/2052	430	287
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	300	289
		1,297
Total Corporate Bonds (Cost $158,637)		147,667
Mortgage-Backed Securities — 6.9%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	884
Pool # WA1626, 3.45%, 8/1/2032	1,154	1,056
Pool # WN3225, 3.80%, 10/1/2034	750	682
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	514	468
Pool # QA9530, 2.50%, 5/1/2050	477	396
Pool # QB4026, 2.50%, 10/1/2050	1,572	1,305
Pool # QB4045, 2.50%, 10/1/2050	1,001	832
Pool # QB4484, 2.50%, 10/1/2050	673	560
Pool # QB4542, 2.50%, 10/1/2050	675	563
Pool # QB8503, 2.50%, 2/1/2051	771	635
Pool # SD4767, 2.50%, 2/1/2051	1,201	991
Pool # QC9443, 2.50%, 10/1/2051	632	523
Pool # SD5768, 3.00%, 1/1/2052	2,104	1,809
Pool # QD4686, 4.00%, 1/1/2052	249	228
Pool # QD7596, 2.50%, 2/1/2052	2,052	1,689
Pool # RA6815, 2.50%, 2/1/2052	1,703	1,400
Pool # SD3952, 2.50%, 3/1/2052	1,396	1,155
Pool # QE1637, 4.00%, 5/1/2052	274	256
Pool # QE1832, 4.50%, 5/1/2052	341	326
Pool # QH9763, 6.00%, 1/1/2054	454	459
Pool # QH9845, 6.00%, 2/1/2054	1,602	1,620
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	794	794
Pool # BK2113, 2.50%, 3/1/2050	447	368
Pool # CA5658, 2.50%, 5/1/2050	140	115
Pool # FM3118, 3.00%, 5/1/2050	409	354
Pool # BP8608, 2.50%, 6/1/2050	297	246
Pool # BP9250, 2.50%, 7/1/2050	1,238	1,027
Pool # FP0059, 2.50%, 8/1/2050	995	816
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	41

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ2894, 3.00%, 9/1/2050	767	664
Pool # BK8152, 2.50%, 10/1/2050	299	246
Pool # BQ3996, 2.50%, 10/1/2050	653	543
Pool # BQ5243, 3.50%, 10/1/2050	374	336
Pool # CA7398, 3.50%, 10/1/2050	882	792
Pool # BP7667, 2.50%, 12/1/2050	715	595
Pool # BR4318, 3.00%, 1/1/2051	99	85
Pool # CA8637, 4.00%, 1/1/2051	1,523	1,414
Pool # CB0189, 3.00%, 4/1/2051	298	256
Pool # CB0458, 2.50%, 5/1/2051	465	384
Pool # FS7655, 2.50%, 5/1/2051	1,186	977
Pool # BT0122, 2.50%, 6/1/2051	216	178
Pool # FM7916, 2.50%, 6/1/2051	406	337
Pool # FM7957, 2.50%, 7/1/2051	2,768	2,295
Pool # CB1301, 2.50%, 8/1/2051	722	595
Pool # FM8247, 2.50%, 8/1/2051	397	329
Pool # CB1566, 2.50%, 9/1/2051	1,383	1,129
Pool # FM8659, 2.50%, 9/1/2051	771	637
Pool # FS6514, 2.50%, 9/1/2051	422	350
Pool # FS4624, 2.50%, 11/1/2051	344	283
Pool # CB2313, 2.50%, 12/1/2051	442	366
Pool # FS2559, 3.00%, 12/1/2051	1,312	1,126
Pool # CB2637, 2.50%, 1/1/2052	809	667
Pool # CB2670, 3.00%, 1/1/2052	785	669
Pool # BV4831, 3.00%, 2/1/2052	433	369
Pool # FS7749, 3.00%, 2/1/2052	1,614	1,390
Pool # BV0295, 3.50%, 2/1/2052	989	893
Pool # BV3950, 4.00%, 2/1/2052	503	463
Pool # BV6743, 4.50%, 5/1/2052	344	330
Pool # BY4714, 5.00%, 6/1/2053	963	931
Pool # BY4761, 5.00%, 6/1/2053	368	356
Pool # BY9327, 6.00%, 11/1/2053	1,047	1,053
Pool # DA7753, 5.50%, 1/1/2054	495	491
Pool # DA0425, 6.00%, 2/1/2054	527	534
Pool # DA7754, 6.00%, 2/1/2054	1,769	1,789
Pool # CB8334, 5.50%, 4/1/2054	1,469	1,454
Pool # DB6037, 5.50%, 5/1/2054	606	599
Pool # DB6039, 6.00%, 5/1/2054	564	569
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	623	627
Pool # AM3010, 5.07%, 3/1/2028	531	537
Pool # BL8639, 1.09%, 4/1/2028	753	673
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,493
Pool # AM5319, 4.34%, 1/1/2029	476	469
Pool # BS8149, 4.97%, 9/1/2029	900	907
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL4956, 2.41%, 11/1/2029	1,229	1,110
Pool # BS0448, 1.27%, 12/1/2029	1,036	877
Pool # BL9748, 1.60%, 12/1/2029	433	375
Pool # AN7593, 2.99%, 12/1/2029	317	293
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,880
Pool # BL9252, 1.37%, 3/1/2030	378	321
Pool # AN8285, 3.11%, 3/1/2030	324	301
Pool # BS0154, 1.28%, 4/1/2030	257	216
Pool # AM8544, 3.08%, 4/1/2030	135	125
Pool # AN8990, 3.53%, 4/1/2030	458	434
Pool # BS7168, 4.57%, 6/1/2030	684	677
Pool # BL9251, 1.45%, 10/1/2030	820	688
Pool # AM4789, 4.18%, 11/1/2030	246	238
Pool # BL9891, 1.37%, 12/1/2030	588	489
Pool # BS0025, 1.38%, 12/1/2030	1,094	917
Pool # BL9494, 1.46%, 12/1/2030	265	219
Pool # BS8442, 4.74%, 4/1/2031	1,067	1,062
Pool # BS2915, 1.87%, 5/1/2031	210	177
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,635
Pool # BS7437, 5.04%, 8/1/2031	870	878
Pool # BS4563, 2.01%, 1/1/2032	255	213
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,004
Pool # BM6898, 2.15%, 2/1/2032 (e)	555	468
Pool # BS4654, 2.39%, 3/1/2032	853	731
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,110
Pool # AN5952, 3.01%, 7/1/2032	342	306
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,425
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,509
Pool # BS6345, 3.91%, 8/1/2032	510	477
Pool # BZ0884, 5.37%, 9/1/2032	947	968
Pool # BM3226, 3.45%, 10/1/2032 (e)	1,357	1,250
Pool # BS6822, 3.81%, 10/1/2032	980	911
Pool # BS8528, 4.31%, 10/1/2032	1,785	1,718
Pool # BS6872, 4.41%, 10/1/2032	285	276
Pool # BS6926, 4.51%, 10/1/2032	355	347
Pool # BS6928, 4.55%, 10/1/2032	310	303
Pool # BS6954, 4.93%, 10/1/2032	782	784
Pool # BM6491, 1.46%, 11/1/2032 (e)	1,594	1,261
Pool # BM6492, 1.51%, 11/1/2032 (e)	2,019	1,602
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,057
Pool # BS7090, 4.45%, 12/1/2032	1,039	1,010
Pool # BS7113, 4.90%, 12/1/2032	295	295
Pool # AN7923, 3.33%, 1/1/2033	640	573
Pool # BS8428, 4.41%, 1/1/2033	1,221	1,177
Pool # BS7398, 4.74%, 2/1/2033	845	832
SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5357, 3.41%, 3/1/2033	799	715
Pool # AN9067, 3.51%, 5/1/2033	345	313
Pool # BS8416, 4.56%, 5/1/2033	580	566
Pool # BS5511, 3.45%, 8/1/2033	1,060	953
Pool # BS5127, 3.15%, 9/1/2033	615	538
Pool # BL1012, 4.03%, 12/1/2033	335	313
Pool # BL0900, 4.08%, 2/1/2034	190	179
Pool # BZ0430, 4.32%, 2/1/2034	800	764
Pool # BL7124, 1.93%, 6/1/2035	684	537
Pool # AN4430, 3.61%, 1/1/2037	617	574
Pool # BL6060, 2.46%, 4/1/2040	595	422
Pool # BF0107, 4.50%, 6/1/2056	512	486
Pool # BF0219, 3.50%, 9/1/2057	1,366	1,205
Pool # BF0230, 5.50%, 1/1/2058	1,307	1,331
Pool # BF0334, 3.50%, 1/1/2059	355	312
Pool # BF0497, 3.00%, 7/1/2060	620	517
Pool # BF0537, 3.00%, 3/1/2061	1,198	998
Pool # BF0561, 3.00%, 9/1/2061	1,589	1,324
Pool # BF0578, 2.50%, 12/1/2061	3,316	2,640
Pool # BF0732, 2.50%, 6/1/2063	1,623	1,306
Pool # BF0733, 3.00%, 6/1/2063	1,460	1,216
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 1/25/2055 (f)	3,010	2,451
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,000	894
Pool # BR3929, 3.50%, 10/20/2050	508	454
Pool # BW1726, 3.50%, 10/20/2050	541	484
Pool # BS8546, 2.50%, 12/20/2050	1,458	1,206
Pool # BR3928, 3.00%, 12/20/2050	788	695
Pool # BU7538, 3.00%, 12/20/2050	454	401
Pool # 785294, 3.50%, 1/20/2051	1,399	1,234
Pool # CA8452, 3.00%, 2/20/2051	2,033	1,789
Pool # CA9005, 3.00%, 2/20/2051	436	392
Pool # CB1543, 3.00%, 2/20/2051	1,421	1,233
Pool # CA3588, 3.50%, 2/20/2051	1,524	1,363
Pool # CB1536, 3.50%, 2/20/2051	1,602	1,439
Pool # CB1542, 3.00%, 3/20/2051	935	812
Pool # CC0070, 3.00%, 3/20/2051	242	214
Pool # CC8726, 3.00%, 3/20/2051	294	255
Pool # CC8738, 3.00%, 3/20/2051	411	357
Pool # CC8723, 3.50%, 3/20/2051	1,962	1,755
Pool # CC0088, 4.00%, 3/20/2051	84	77
Pool # CC0092, 4.00%, 3/20/2051	198	185
Pool # CC8727, 3.00%, 4/20/2051	516	447
Pool # CC8739, 3.00%, 4/20/2051	1,348	1,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CC8740, 3.00%, 4/20/2051	1,118	970
Pool # CC8751, 3.00%, 4/20/2051	243	211
Pool # CA3563, 3.50%, 7/20/2051	916	830
Pool # CE2586, 3.50%, 7/20/2051	1,315	1,177
Pool # CK1527, 3.50%, 12/20/2051	1,025	921
Pool # CJ8184, 3.50%, 1/20/2052	1,105	988
Pool # CK2716, 3.50%, 2/20/2052	848	748
Pool # CK8295, 5.00%, 3/20/2052	484	467
Pool # MA8200, 4.00%, 8/20/2052	291	268
Pool # CN3127, 5.00%, 8/20/2052	453	440
Pool # CV0172, 6.50%, 7/20/2053	748	785
Pool # CU6748, 6.00%, 9/20/2053	1,015	1,028
Pool # DA2721, 5.50%, 3/20/2054	421	419
GNMA II, Other
Pool # CV6672, 5.00%, 7/20/2062	443	427
Pool # CU1093, 5.50%, 6/20/2063	441	434
Pool # CV6673, 5.50%, 6/20/2063	875	862
Pool # CU1092, 6.00%, 6/20/2063	533	532
Pool # 785183, 2.93%, 10/20/2070 (e)	748	675
Total Mortgage-Backed Securities (Cost $147,638)		135,954
U.S. Treasury Obligations — 5.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	932	561
1.13%, 8/15/2040	3,613	2,154
3.38%, 8/15/2042	5,050	4,169
3.13%, 2/15/2043	2,740	2,164
3.88%, 2/15/2043	11,305	9,975
3.88%, 5/15/2043	325	286
1.38%, 8/15/2050	11,275	5,498
1.63%, 11/15/2050	1,336	697
3.00%, 8/15/2052	9,350	6,708
U.S. Treasury Notes
4.00%, 12/15/2025 (g)	835	834
4.00%, 2/15/2026	6,840	6,822
0.63%, 12/31/2027	1,255	1,127
3.63%, 3/31/2028	6,330	6,200
1.25%, 4/30/2028	2,990	2,709
1.00%, 7/31/2028	15,835	14,097
3.25%, 6/30/2029	575	549
3.13%, 8/31/2029	2,006	1,900
3.88%, 9/30/2029	1,470	1,438
3.50%, 1/31/2030	3,830	3,674
3.63%, 3/31/2030	17,050	16,432
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	43

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.88%, 10/31/2030	4,000	4,088
2.88%, 5/15/2032	2,330	2,093
2.75%, 8/15/2032	526	466
3.50%, 2/15/2033	1,745	1,623
3.88%, 8/15/2033	7,220	6,871
4.00%, 2/15/2034	5,691	5,448
U.S. Treasury STRIPS Bonds
1.20%, 5/15/2027 (h)	1,680	1,515
5.01%, 11/15/2040 (h)	1,040	466
4.95%, 2/15/2041 (h)	665	294
Total U.S. Treasury Obligations (Cost $117,730)		110,858
Asset-Backed Securities — 3.5%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	199	183
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.59%, 12/18/2037 (b) (e)	157	154
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	870	827
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	588	555
Series 2016-3, Class AA, 3.00%, 10/15/2028	407	380
Series 2017-2, Class A, 3.60%, 10/15/2029	648	596
Series 2021-1, Class B, 3.95%, 7/11/2030	767	709
American Credit Acceptance Receivables Trust Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	720	725
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	530	525
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	220	215
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	810	787
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	404	392
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	340	321
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	790	732
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	565	514
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	297	281
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	705	708
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	545	553
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	1,065	1,000
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	1,225	1,134
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,375	1,390
Series 2024-1, Class D, 6.03%, 11/15/2029	560	568
Series 2024-2, Class C, 6.07%, 2/15/2030	1,200	1,222
Series 2024-3, Class D, 5.83%, 5/15/2030	660	665
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	419	406
Series 2024-2A, Class A, 5.36%, 9/15/2039 (b)	1,483	1,464
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	208	193
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	432
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	840	746
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (e)	643	645
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	540	541
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	625	627
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	560	574
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	1,510	1,545
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	109	98
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	525	505
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	521	482
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	68	67
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	167	163
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	330	332
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	385
SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	760	764
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	435	444
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	190	178
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	80	75
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	350	354
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	515	518
Series 2023-5A, Class C, 6.85%, 1/16/2029	440	452
Series 2024-1A, Class D, 5.84%, 6/17/2030	545	549
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	691	698
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	87	86
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	352	357
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,215	1,148
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	410	398
Flagship Credit Auto Trust Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	16	17
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	745	690
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	631	650
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	560	554
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	225	222
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	195	195
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (b)	515	518
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	661	667
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	791	799
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,124	1,058
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	654	582
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	192	194
Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	509	509
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	405	379
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	259	263
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	510	524
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,145	1,090
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	437	438
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	486	455
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (b)	69	65
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	307	308
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	302	297
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	266	259
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	727	705
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	945	918
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	485	496
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	1,300	1,310
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	295	276
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (b)	308	308
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	1,363	1,319
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	76	76
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	920	830
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (e)	885	885
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	540	481
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	1,210	1,063
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,393	2,314
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	270	244
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (e)	195	176
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	45

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	310	277
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	515	520
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	400	402
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	274	271
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,495	1,473
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	550	556
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	342	340
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	775	790
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	340	344
Series 2024-1A, Class D, 6.58%, 6/21/2033 (b)	425	432
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	620	647
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	1,150	1,161
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	95	92
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	103	100
Series 2024-2A, Class C, 5.83%, 6/20/2041 (b)	338	338
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	279	279
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	465	472
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	540	533
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	395	383
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	132	130
Series 2019-2, Class B, 3.50%, 5/1/2028	291	276
Series 2016-1, Class A, 3.45%, 7/7/2028	423	397
Series 2018-1, Class A, 3.70%, 3/1/2030	483	440
Series 2024-1, Class AA, 5.45%, 2/15/2037	483	484
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	21	21
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (b)	750	735
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	83	83
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	522	522
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	517	516
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	296	296
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	246	245
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	379	379
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	522	523
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	156	152
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	836	841
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	470	474
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	375	384
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	785	789
Total Asset-Backed Securities (Cost $70,182)		69,593
Collateralized Mortgage Obligations — 1.5%
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (b) (e)	620	590
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.27%, 7/25/2043 (b) (e)	655	680
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	758	757
FARM Mortgage Trust Series 2024-2, Class A, 5.20%, 8/1/2054 (b) (e)	509	493
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	510	474
Series 2018-1, Class M60C, 3.50%, 5/25/2057	836	772
Series 2019-1, Class MT, 3.50%, 7/25/2058	306	267
Series 2019-1, Class M55D, 4.00%, 7/25/2058	456	419
Series 2019-2, Class M55D, 4.00%, 8/25/2058	833	765
Series 2019-3, Class M55D, 4.00%, 10/25/2058	728	674
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,054	931
Series 2020-3, Class TTW, 3.00%, 5/25/2060	912	839
Series 2022-1, Class MTU, 3.25%, 11/25/2061	305	259
Series 2024-2, Class MT, 3.50%, 5/25/2064	984	849
FHLMC, REMIC
Series 4257, Class DZ, 2.50%, 10/15/2043	462	385
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,148	868
Series 5171, Class NI, IO, 3.00%, 7/25/2051	3,918	565
SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5225, Class QL, 4.00%, 5/25/2052	825	679
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	334	345
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	150	151
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	281	271
Series 2014-52, Class BW, 3.00%, 9/25/2044	789	662
Series 2020-54, Class MA, 1.50%, 8/25/2050	336	271
Series 2022-4, Class TA, 1.00%, 4/25/2051	750	585
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,250	911
Series 2022-46, Class GZ, 4.50%, 7/25/2052	761	661
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,310	2,089
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	647	654
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	572	585
Series 2022-93, Class JZ, 4.50%, 5/20/2052	493	331
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,725	1,615
Series 2015-H11, Class FC, 5.32%, 5/20/2065 (e)	340	339
Series 2021-H14, Class YD, 7.41%, 6/20/2071 (e)	1,032	885
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	373	373
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	765	758
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	940	945
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	740	748
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	1,970	1,943
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	440	435
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (b) (e)	1,350	1,323
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	1,845	1,553
Total Collateralized Mortgage Obligations (Cost $31,344)		29,699
Commercial Mortgage-Backed Securities — 0.7%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	670	639
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 6.37%, 7/25/2041 (b) (e)	548	534
Series 2021-MN1, Class M1, 6.57%, 1/25/2051 (b) (e)	133	133
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	696	666
Series K754, Class AM, 4.94%, 11/25/2030 (e)	570	571
Series K-1510, Class A2, 3.72%, 1/25/2031	295	277
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	815	752
FNMA ACES
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (e)	303	281
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (e)	555	453
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (e)	1,620	1,345
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (e)	780	752
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,215	2,010
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	23	23
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (e)	1,372	94
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (e)	595	545
Series 2015-K48, Class C, 3.65%, 8/25/2048 (b) (e)	50	50
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (e)	450	442
Series 2017-K67, Class C, 3.95%, 9/25/2049 (b) (e)	880	848
Series 2019-K97, Class B, 3.77%, 9/25/2051 (b) (e)	760	707
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.57%, 11/25/2053 (b) (e)	730	761
Series 2024-01, Class M7, 7.32%, 7/25/2054 (b) (e)	370	373
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	345	344
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	885	743
Total Commercial Mortgage-Backed Securities (Cost $13,930)		13,343
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	47

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	159
Republic of Peru 2.78%, 12/1/2060	162	85
United Mexican States
3.50%, 2/12/2034	727	579
6.34%, 5/4/2053	200	178
Total Foreign Government Securities (Cost $1,283)		1,001
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $195)	195	192
	SHARES (000)
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (j) (Cost $60,510)	60,510	60,510
Total Investments — 99.7% (Cost $1,696,579)		1,970,406
Other Assets in Excess of Liabilities — 0.3%		5,545
NET ASSETS — 100.0%		1,975,951

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2024.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of December 31, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	73	03/20/2025	USD	7,939	(77)
U.S. Treasury 2 Year Note	224	03/31/2025	USD	46,058	(86)
U.S. Treasury 5 Year Note	172	03/31/2025	USD	18,286	(68)
					(231)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(30)	03/20/2025	USD	(3,338)	103
U.S. Treasury Ultra Bond	(16)	03/20/2025	USD	(1,898)	65
					168
					(63)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	49

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 46.9%
Fixed Income — 13.5%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	33,307	237,148
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,503	34,170
JPMorgan High Yield Fund Class R6 Shares (a)	15,591	101,188
Total Fixed Income		372,506
International Equity — 2.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,590	73,988
U.S. Equity — 30.7%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,582	845,461
Total Investment Companies (Cost $880,253)		1,291,955
Exchange-Traded Funds — 28.6%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	341	31,957
Fixed Income — 5.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	2,092	94,507
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	545	25,139
JPMorgan Inflation Managed Bond ETF (a)	881	41,229
Total Fixed Income		160,875
International Equity — 17.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,444	73,665
JPMorgan BetaBuilders International Equity ETF (a)	7,036	401,713
Total International Equity		475,378
U.S. Equity — 4.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	877	84,366
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	496	33,830
Total U.S. Equity		118,196
Total Exchange-Traded Funds (Cost $683,591)		786,406
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 6.5%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	59	58
2.20%, 2/4/2026	105	102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
2.70%, 2/1/2027	1,876	1,789
6.53%, 5/1/2034	275	288
L3Harris Technologies, Inc.
5.25%, 6/1/2031	390	390
5.40%, 7/31/2033	219	219
Leidos, Inc. 5.75%, 3/15/2033	120	122
Northrop Grumman Corp.
5.15%, 5/1/2040	220	210
3.85%, 4/15/2045	255	199
RTX Corp.
2.25%, 7/1/2030	373	324
5.15%, 2/27/2033	165	164
2.82%, 9/1/2051	385	233
		4,098
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	292	305
Hyundai Capital America
1.30%, 1/8/2026 (b)	90	87
2.38%, 10/15/2027 (b)	730	680
4.55%, 9/26/2029 (b)	250	243
		1,315
Banks — 1.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	300	303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	300	307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	500	489
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	400	418
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (b)	230	233
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	201
6.61%, 11/7/2028	600	631
5.44%, 7/15/2031	200	200
SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	511	496
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	229	230
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	125	119
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,230	1,198
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	295	292
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	450	452
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	490	502
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	1,435	1,233
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	500	496
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	380	380
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	752	732
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	221	223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	203	193
(SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	460	464
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	194	190
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (b)	250	251
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	520	503
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (b)	345	326
5.79%, 7/13/2028 (b)	225	230
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	235	241
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	275	270
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	200	169
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	346	310
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	760	757
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	340	340
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	1,005	995
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	864	841
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (c)	250	252
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	320	333
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.96%), 5.72%, 1/18/2030 (b) (c)	250	251
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	420	416
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	270	277
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (c)	640	627
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	500	484
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	1,042	1,003
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	940	939
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	684	665
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	110	93
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	567	487
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	580	579
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	617	593
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	250	258
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	580	580
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	405	411
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	224	217
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	320	297
(SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	425	420
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	204
5.25%, 4/26/2029 (b)	565	567
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	445	450
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,660	1,530
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	800	719
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	480	477
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	220	220
Huntington National Bank (The) 5.65%, 1/10/2030	334	340
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	51

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (b) (c)	260	256
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	205	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (c)	400	407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	215	214
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	330	314
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	210	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	525	537
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	600	606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	300	308
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	200	204
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	200	198
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	975	940
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	746	735
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	560	567
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	200	203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	280	273
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	255	248
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	450	441
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	285	291
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	500	489
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	432	438
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	215	205
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	350	361
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	350	340
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	405	409
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	780	777
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	300	290
5.25%, 2/19/2027 (b)	338	338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	255	243
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (b) (c)	351	350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	590	493
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	214	211
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	200	193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (b) (c)	200	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	250	264
SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	795	795
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	405	411
5.71%, 1/13/2030	405	415
5.42%, 7/9/2031	650	657
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	160	163
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	175	178
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	230	246
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	135	131
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	194	195
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	265	254
Wells Fargo & Co.
4.30%, 7/22/2027	1,500	1,480
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	665	676
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	484	456
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	300	305
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	150	150
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	700	699
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	220	219
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	485	472
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	315	263
Westpac New Zealand Ltd. (New Zealand)
4.90%, 2/15/2028 (b)	420	419
5.20%, 2/28/2029 (b)	600	603
		51,224
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	540	449
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	310	313
		762
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	265	257
5.05%, 3/15/2034	710	701
4.05%, 11/21/2039	600	513
4.25%, 11/21/2049	210	171
Amgen, Inc.
3.15%, 2/21/2040	429	320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
5.60%, 3/2/2043	100	97
3.00%, 1/15/2052	170	107
Gilead Sciences, Inc. 2.60%, 10/1/2040	253	175
		2,341
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	555	438
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	203	171
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	120	120
		291
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	735	772
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	200	216
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	250	172
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	436	425
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	959	911
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	500	519
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	600	539
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,293	1,286
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,149	1,109
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,504	1,434
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	270	283
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	385	393
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	460	457
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	980	962
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	420	405
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	200	169
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	205	206
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	375	376
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	370	377
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	155	154
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	1,495	1,253
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	159	158
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	210	207
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	255	188
Nasdaq, Inc. 5.55%, 2/15/2034	95	96
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	53

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Nomura Holdings, Inc. (Japan) 5.78%, 7/3/2034	850	859
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	240
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	670	681
		14,847
Chemicals — 0.1%
DuPont de Nemours, Inc. 5.32%, 11/15/2038	988	991
LYB International Finance III LLC 1.25%, 10/1/2025	127	123
Nutrien Ltd. (Canada) 5.00%, 4/1/2049	111	99
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	745	735
		1,948
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	600	625
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	200	201
2.45%, 10/29/2026	1,265	1,211
6.10%, 1/15/2027	310	317
5.10%, 1/19/2029	165	165
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	400	402
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	650	652
2.13%, 2/21/2026 (b)	110	106
4.25%, 4/15/2026 (b)	20	20
4.38%, 5/1/2026 (b)	207	205
2.53%, 11/18/2027 (b)	1,092	1,011
4.95%, 1/15/2028 (b)	265	263
6.38%, 5/4/2028 (b)	155	159
5.75%, 3/1/2029 (b)	204	206
5.75%, 11/15/2029 (b)	805	816
5.15%, 1/15/2030 (b)	410	397
Capital One Financial Corp.
3.80%, 1/31/2028	200	193
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	200	203
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	230	190
General Motors Financial Co., Inc.
3.80%, 4/7/2025	345	344
5.40%, 5/8/2027	215	217
5.75%, 2/8/2031	235	238
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
5.95%, 4/4/2034	190	191
5.45%, 9/6/2034	210	204
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	199
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	205	200
		8,310
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	130	126
5.50%, 9/15/2054	100	94
		220
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	238	227
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (b)	395	392
		619
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	88
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	391	328
WP Carey, Inc.
2.40%, 2/1/2031	163	139
2.45%, 2/1/2032	160	132
2.25%, 4/1/2033	90	71
		670
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.30%, 6/1/2027	322	304
2.75%, 6/1/2031	195	170
3.50%, 6/1/2041	584	448
3.55%, 9/15/2055	369	248
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	500	432
Verizon Communications, Inc.
4.78%, 2/15/2035 (b)	69	66
2.65%, 11/20/2040	204	139
		1,807
Electric Utilities — 0.8%
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	295	281
SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.65%, 6/1/2054	220	217
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	840	848
DTE Electric Co.
Series B, 3.65%, 3/1/2052	170	124
5.40%, 4/1/2053	140	136
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	300	319
Duke Energy Corp. 6.10%, 9/15/2053	270	274
Duke Energy Florida LLC 5.95%, 11/15/2052	133	135
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	113	76
Duke Energy Progress LLC 2.90%, 8/15/2051	165	102
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	1,080	1,077
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	85	71
Edison International 5.75%, 6/15/2027	225	229
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	350	357
Emera US Finance LP (Canada) 4.75%, 6/15/2046	223	185
Entergy Arkansas LLC 2.65%, 6/15/2051	84	50
Entergy Louisiana LLC
4.00%, 3/15/2033	166	152
2.90%, 3/15/2051	70	43
5.70%, 3/15/2054	150	148
Evergy Metro, Inc. 4.95%, 4/15/2033	323	315
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	685	680
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	279	281
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	630	606
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	210	176
Florida Power & Light Co. 5.30%, 4/1/2053	160	152
Fortis, Inc. (Canada) 3.06%, 10/4/2026	283	274
Indiana Michigan Power Co. 3.25%, 5/1/2051	150	98
Interstate Power and Light Co.
4.95%, 9/30/2034	145	139
5.45%, 9/30/2054	165	156
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	136	122
5.40%, 6/1/2033 (b)	560	555
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	212	211
5.10%, 1/15/2035 (b)	115	112
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	103	79
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
MidAmerican Energy Co. 5.85%, 9/15/2054	120	122
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	280	167
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	450	453
5.55%, 3/15/2054	440	421
Northern States Power Co. 5.10%, 5/15/2053	220	203
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	105	102
2.45%, 12/2/2027 (b)	365	339
Ohio Power Co. Series R, 2.90%, 10/1/2051	200	120
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	291	283
Pacific Gas and Electric Co.
3.45%, 7/1/2025	130	129
2.95%, 3/1/2026	788	770
6.40%, 6/15/2033	254	268
5.80%, 5/15/2034	567	580
3.75%, 8/15/2042 (d)	79	59
4.30%, 3/15/2045	80	64
6.75%, 1/15/2053	115	125
5.90%, 10/1/2054	60	59
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	2,760	2,737
Series A-3, 5.54%, 7/15/2047	200	199
Series A-3, 5.53%, 6/1/2049	405	402
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	130	122
Series A-4, 5.21%, 12/1/2047	80	77
Series A-5, 5.10%, 6/1/2052	150	142
PNM Energy Transition Bond Co. I LLC Series A-2, 6.03%, 8/15/2048	390	405
PPL Capital Funding, Inc. 5.25%, 9/1/2034	185	182
PPL Electric Utilities Corp. 5.25%, 5/15/2053	170	162
Public Service Co. of Oklahoma
5.20%, 1/15/2035	80	77
Series K, 3.15%, 8/15/2051	90	57
Public Service Electric and Gas Co. 3.00%, 3/1/2051	455	294
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	189	182
Series A-2, 5.11%, 12/15/2047	85	80
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	178	174
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	55

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	202	195
5.85%, 11/1/2027	286	294
5.45%, 6/1/2031	450	457
Series C, 4.13%, 3/1/2048	131	102
5.70%, 3/1/2053	85	83
5.88%, 12/1/2053	153	152
5.75%, 4/15/2054	530	520
Southern Co. (The) 5.20%, 6/15/2033	386	382
Tampa Electric Co. 4.90%, 3/1/2029	386	386
Tucson Electric Power Co. 5.50%, 4/15/2053	305	291
Union Electric Co.
5.20%, 4/1/2034	400	397
3.90%, 4/1/2052	191	146
5.45%, 3/15/2053	185	177
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	208	211
5.70%, 12/30/2034 (b)	115	114
		22,243
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	357	348
5.40%, 6/12/2029	670	679
4.00%, 4/14/2032	1,200	1,108
		2,135
Financial Services — 0.1%
Corebridge Financial, Inc. 3.85%, 4/5/2029	115	110
Fiserv, Inc. 5.15%, 8/12/2034	750	733
Global Payments, Inc.
3.20%, 8/15/2029	367	336
5.30%, 8/15/2029	70	70
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	140	141
Nationwide Building Society (United Kingdom)
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (b) (c)	280	272
5.13%, 7/29/2029 (b)	679	680
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	650	652
Shell International Finance BV 3.13%, 11/7/2049	215	141
		3,135
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	343	324
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — continued
J M Smucker Co. (The)
6.20%, 11/15/2033	105	111
6.50%, 11/15/2053	95	102
JBS USA Holding Lux SARL
3.75%, 12/1/2031	320	284
6.75%, 3/15/2034	260	275
Kellanova 5.25%, 3/1/2033	211	211
Kraft Heinz Foods Co.
4.63%, 10/1/2039	240	214
4.38%, 6/1/2046	132	107
Tyson Foods, Inc. 5.70%, 3/15/2034	230	233
		1,861
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	230	141
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	202	169
Southern California Gas Co. 6.35%, 11/15/2052	150	161
		471
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	220	216
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	178	155
CSX Corp. 3.80%, 11/1/2046	219	168
ERAC USA Finance LLC
5.00%, 2/15/2029 (b)	460	462
5.20%, 10/30/2034 (b)	220	217
Norfolk Southern Corp. 3.05%, 5/15/2050	215	139
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	250	257
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	700	669
Uber Technologies, Inc. 4.80%, 9/15/2034	170	163
Union Pacific Corp.
3.55%, 8/15/2039	297	241
3.50%, 2/14/2053	190	134
		2,821
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	68	62
DH Europe Finance II SARL 3.25%, 11/15/2039	119	93
Solventum Corp. 5.60%, 3/23/2034 (b)	394	392
		547
SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	131
Banner Health 1.90%, 1/1/2031	288	241
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	115	70
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	175	116
Cencora, Inc. 5.13%, 2/15/2034	850	834
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	215	133
Cigna Group (The) 5.13%, 5/15/2031	670	667
CommonSpirit Health
1.55%, 10/1/2025	75	73
2.78%, 10/1/2030	170	151
3.91%, 10/1/2050	75	55
CVS Health Corp. 5.25%, 2/21/2033	250	240
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	350	242
HCA, Inc.
5.60%, 4/1/2034	250	246
5.45%, 9/15/2034	345	336
5.50%, 6/15/2047	140	127
3.50%, 7/15/2051	128	83
5.95%, 9/15/2054	145	138
6.10%, 4/1/2064	470	448
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	150	108
MyMichigan Health Series 2020, 3.41%, 6/1/2050	45	31
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	160	102
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	215	133
UnitedHealth Group, Inc. 5.88%, 2/15/2053	105	105
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	340	216
		5,026
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	160	155
DOC DR LLC 2.63%, 11/1/2031	130	110
Healthcare Realty Holdings LP
3.10%, 2/15/2030	600	539
2.00%, 3/15/2031	414	339
Healthpeak OP LLC 2.13%, 12/1/2028	323	290
Sabra Health Care LP 3.20%, 12/1/2031	205	176
		1,609
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc. 4.55%, 10/15/2029	500	487
Starbucks Corp.
4.90%, 2/15/2031	580	579
4.80%, 2/15/2033	330	322
3.35%, 3/12/2050	214	143
		1,531
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
5.80%, 3/1/2033	224	229
5.75%, 10/1/2041	205	200
Southern Power Co. 5.15%, 9/15/2041	230	215
		644
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	300	281
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	155	149
Prologis LP 5.25%, 3/15/2054	374	349
		498
Insurance — 0.3%
Aon North America, Inc.
5.45%, 3/1/2034	450	449
5.75%, 3/1/2054	350	341
Arthur J Gallagher & Co. 5.75%, 7/15/2054	500	492
Athene Global Funding 2.50%, 1/14/2025 (b)	124	124
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	180	136
Brown & Brown, Inc. 2.38%, 3/15/2031	422	355
CNA Financial Corp. 5.13%, 2/15/2034	570	559
CNO Global Funding 5.88%, 6/4/2027 (b)	800	815
Corebridge Global Funding 5.90%, 9/19/2028 (b)	190	195
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	316	199
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	150	153
F&G Global Funding 5.88%, 6/10/2027 (b)	300	304
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	114	114
High Street Funding Trust I 4.11%, 2/15/2028 (b)	160	154
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	500	488
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (b)	400	404
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	57

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	400	448
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	538	392
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	190	171
5.16%, 5/28/2031 (b)	680	682
Protective Life Global Funding 5.47%, 12/8/2028 (b)	386	392
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	110	88
3.30%, 5/15/2050 (b)	429	286
		7,741
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	260	260
5.40%, 8/15/2054	235	228
		488
IT Services — 0.0% ^
Accenture Capital, Inc.
4.25%, 10/4/2031	280	269
4.50%, 10/4/2034	190	181
CGI, Inc. (Canada) 1.45%, 9/14/2026	204	193
		643
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	294	220
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	302	254
3.50%, 3/1/2042	160	109
3.70%, 4/1/2051	467	292
Comcast Corp.
4.65%, 2/15/2033	390	376
3.25%, 11/1/2039	380	288
2.80%, 1/15/2051	380	226
5.35%, 5/15/2053	730	676
		2,221
Metals & Mining — 0.0% ^
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (b)	200	204
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	346	300
5.63%, 4/4/2034 (b)	260	259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	200	183
Steel Dynamics, Inc. 1.65%, 10/15/2027	275	253
		1,199
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	204	125
Consumers Energy Co.
4.63%, 5/15/2033	285	275
3.25%, 8/15/2046	102	74
DTE Energy Co. 5.10%, 3/1/2029	700	702
Engie SA (France) 5.63%, 4/10/2034 (b)	790	790
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	220	219
Puget Energy, Inc. 2.38%, 6/15/2028	258	236
San Diego Gas & Electric Co. 2.95%, 8/15/2051	350	225
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	160	103
WEC Energy Group, Inc. 1.38%, 10/15/2027	236	215
		2,964
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	271	231
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway)
5.13%, 10/1/2034 (b)	170	160
5.80%, 10/1/2054 (b)	150	136
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	490	467
Boardwalk Pipelines LP 4.45%, 7/15/2027	185	183
BP Capital Markets America, Inc.
4.81%, 2/13/2033	240	232
2.77%, 11/10/2050	208	125
3.00%, 3/17/2052	75	47
Cheniere Energy, Inc. 5.65%, 4/15/2034	180	181
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	118	115
5.68%, 1/15/2034 (b)	157	155
ConocoPhillips Co. 5.50%, 1/15/2055	405	385
Coterra Energy, Inc.
3.90%, 5/15/2027	140	137
5.40%, 2/15/2035	305	296
Devon Energy Corp. 5.75%, 9/15/2054	320	290
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	200	202
SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.63%, 4/5/2034	375	377
Energy Transfer LP
5.25%, 7/1/2029	350	352
5.00%, 5/15/2044 (d)	525	451
Eni SpA (Italy) 5.95%, 5/15/2054 (b)	200	192
Enterprise Products Operating LLC
4.95%, 2/15/2035	550	532
4.45%, 2/15/2043	317	270
Exxon Mobil Corp. 3.00%, 8/16/2039	643	486
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	130	100
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	180	142
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	500	491
3.45%, 10/15/2027 (b)	306	291
HF Sinclair Corp. 5.88%, 4/1/2026	109	110
Kinder Morgan, Inc.
5.00%, 2/1/2029	230	229
7.80%, 8/1/2031	550	619
MPLX LP
5.50%, 6/1/2034	410	404
4.50%, 4/15/2038	226	197
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	195	168
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	50	48
Occidental Petroleum Corp.
5.20%, 8/1/2029	125	124
5.38%, 1/1/2032	120	118
ONEOK, Inc.
4.75%, 10/15/2031	560	542
5.70%, 11/1/2054	495	465
Ovintiv, Inc. 6.25%, 7/15/2033	450	461
Phillips 66 Co. 3.55%, 10/1/2026	214	210
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	95	95
5.03%, 10/1/2029 (b)	105	103
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	429	308
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	400	403
Williams Cos., Inc. (The) 5.65%, 3/15/2033	150	151
		11,550
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	168	153
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	270
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	50	55
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	265	229
3.70%, 3/15/2052	205	149
5.55%, 2/22/2054	32	31
5.65%, 2/22/2064	295	284
Eli Lilly & Co. 5.00%, 2/9/2054	600	551
Merck & Co., Inc.
2.35%, 6/24/2040	312	211
4.00%, 3/7/2049	60	47
2.90%, 12/10/2061	65	37
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	400	374
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,065	772
3.18%, 7/9/2050	200	130
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	137	135
Zoetis, Inc. 5.60%, 11/16/2032	287	296
		3,301
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	180	185
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	110	110
UDR, Inc.
2.10%, 8/1/2032	416	330
1.90%, 3/15/2033	65	50
		490
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	170	155
2.50%, 8/16/2031	100	84
NNN REIT, Inc.
5.60%, 10/15/2033	100	101
5.50%, 6/15/2034	170	169
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	59

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
Realty Income Corp. 1.80%, 3/15/2033	275	211
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	565	557
		1,277
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	224	159
Broadcom, Inc.
1.95%, 2/15/2028 (b)	470	430
5.05%, 7/12/2029	650	652
5.15%, 11/15/2031	560	564
4.55%, 2/15/2032	323	312
3.19%, 11/15/2036 (b)	279	225
Intel Corp.
3.73%, 12/8/2047	175	115
3.25%, 11/15/2049	170	102
3.05%, 8/12/2051	170	97
5.70%, 2/10/2053	100	88
KLA Corp. 3.30%, 3/1/2050	470	325
NXP BV (China)
5.00%, 1/15/2033	260	253
3.25%, 5/11/2041	340	247
Texas Instruments, Inc. 5.05%, 5/18/2063	593	534
		4,103
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	445	427
Oracle Corp.
4.90%, 2/6/2033	230	224
3.80%, 11/15/2037	680	568
3.60%, 4/1/2050	160	112
Roper Technologies, Inc. 1.75%, 2/15/2031	218	179
VMware LLC
1.40%, 8/15/2026	394	373
4.70%, 5/15/2030	364	356
		2,239
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	185	167
5.20%, 2/15/2029	440	443
1.88%, 10/15/2030	1,039	871
Crown Castle, Inc. 5.80%, 3/1/2034	130	132
CubeSmart LP 2.00%, 2/15/2031	505	419
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — continued
Equinix, Inc.
2.90%, 11/18/2026	314	303
2.00%, 5/15/2028	424	386
Extra Space Storage LP
5.90%, 1/15/2031	200	206
2.40%, 10/15/2031	290	241
		3,168
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	180	131
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	400	306
2.70%, 8/5/2051	415	259
Dell International LLC 6.20%, 7/15/2030	850	891
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	530	509
		1,965
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	340	280
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	416	382
4.39%, 8/15/2037	255	220
		882
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	600	574
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	220	196
T-Mobile USA, Inc.
2.55%, 2/15/2031	710	611
5.15%, 4/15/2034	157	154
3.40%, 10/15/2052	540	360
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	350	338
		1,659
Total Corporate Bonds (Cost $191,524)		180,059
Mortgage-Backed Securities — 5.8%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,440	1,292
Pool # WA1626, 3.45%, 8/1/2032	1,154	1,056
SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # WN3225, 3.80%, 10/1/2034	740	673
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	470	428
Pool # QA3570, 2.50%, 10/1/2049	185	153
Pool # QA6772, 3.50%, 1/1/2050	234	210
Pool # QA9530, 2.50%, 5/1/2050	544	451
Pool # QB4026, 2.50%, 10/1/2050	1,406	1,167
Pool # QB4045, 2.50%, 10/1/2050	893	743
Pool # QB4484, 2.50%, 10/1/2050	594	495
Pool # QB4542, 2.50%, 10/1/2050	602	502
Pool # QB5092, 2.50%, 11/1/2050	394	327
Pool # QB8503, 2.50%, 2/1/2051	708	583
Pool # SD4767, 2.50%, 2/1/2051	1,353	1,116
Pool # QC9443, 2.50%, 10/1/2051	672	557
Pool # SD2841, 2.50%, 10/1/2051	1,514	1,247
Pool # QD5778, 3.00%, 1/1/2052	675	579
Pool # SD5768, 3.00%, 1/1/2052	2,369	2,036
Pool # QD4686, 4.00%, 1/1/2052	238	218
Pool # QD7596, 2.50%, 2/1/2052	2,305	1,897
Pool # RA6815, 2.50%, 2/1/2052	1,987	1,633
Pool # RA6959, 2.50%, 3/1/2052	838	688
Pool # SD3952, 2.50%, 3/1/2052	1,570	1,299
Pool # QE1637, 4.00%, 5/1/2052	267	248
Pool # QE1832, 4.50%, 5/1/2052	337	322
Pool # SD3684, 4.50%, 11/1/2052	2,166	2,042
Pool # QH9763, 6.00%, 1/1/2054	507	512
Pool # QH9845, 6.00%, 2/1/2054	2,246	2,272
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	1,341	1,178
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	709	709
Pool # BK2113, 2.50%, 3/1/2050	508	419
Pool # CA5658, 2.50%, 5/1/2050	159	131
Pool # FM3118, 3.00%, 5/1/2050	380	329
Pool # BP8608, 2.50%, 6/1/2050	338	279
Pool # BP9250, 2.50%, 7/1/2050	1,323	1,097
Pool # FM3778, 2.50%, 8/1/2050	268	222
Pool # FP0059, 2.50%, 8/1/2050	1,119	918
Pool # BQ2894, 3.00%, 9/1/2050	684	592
Pool # BQ3996, 2.50%, 10/1/2050	583	485
Pool # BQ5243, 3.50%, 10/1/2050	335	300
Pool # CA7398, 3.50%, 10/1/2050	785	705
Pool # BP7667, 2.50%, 12/1/2050	812	675
Pool # BR4318, 3.00%, 1/1/2051	87	76
Pool # CA8637, 4.00%, 1/1/2051	1,353	1,257
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FM7082, 2.00%, 4/1/2051	766	606
Pool # FM6856, 2.50%, 4/1/2051	347	286
Pool # CB0189, 3.00%, 4/1/2051	339	292
Pool # CB0458, 2.50%, 5/1/2051	512	423
Pool # FS7655, 2.50%, 5/1/2051	1,334	1,098
Pool # BT0122, 2.50%, 6/1/2051	245	202
Pool # FM7916, 2.50%, 6/1/2051	436	362
Pool # CB1301, 2.50%, 8/1/2051	798	657
Pool # FM8247, 2.50%, 8/1/2051	449	373
Pool # CB1566, 2.50%, 9/1/2051	1,546	1,262
Pool # FM8659, 2.50%, 9/1/2051	870	720
Pool # FS4624, 2.50%, 11/1/2051	384	316
Pool # CB2313, 2.50%, 12/1/2051	503	416
Pool # FS2559, 3.00%, 12/1/2051	1,461	1,254
Pool # CB2637, 2.50%, 1/1/2052	766	631
Pool # CB2670, 3.00%, 1/1/2052	1,329	1,131
Pool # BV4831, 3.00%, 2/1/2052	410	349
Pool # FS7749, 3.00%, 2/1/2052	1,424	1,227
Pool # BV0295, 3.50%, 2/1/2052	936	846
Pool # BV3950, 4.00%, 2/1/2052	483	444
Pool # BV6743, 4.50%, 5/1/2052	337	322
Pool # BV9515, 6.00%, 6/1/2052	410	415
Pool # BY4714, 5.00%, 6/1/2053	1,011	977
Pool # BY4761, 5.00%, 6/1/2053	391	378
Pool # BY9327, 6.00%, 11/1/2053	1,176	1,182
Pool # DA7753, 5.50%, 1/1/2054	555	550
Pool # DA0425, 6.00%, 2/1/2054	584	591
Pool # DA7754, 6.00%, 2/1/2054	1,972	1,994
Pool # DA9487, 6.00%, 2/1/2054	1,091	1,104
Pool # CB8334, 5.50%, 4/1/2054	1,684	1,667
Pool # DB6037, 5.50%, 5/1/2054	656	647
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	623	627
Pool # AM3010, 5.07%, 3/1/2028	496	502
Pool # BL8639, 1.09%, 4/1/2028	671	600
Pool # BS6144, 3.97%, 1/1/2029	1,505	1,463
Pool # AM5319, 4.34%, 1/1/2029	447	441
Pool # BS8149, 4.97%, 9/1/2029	900	907
Pool # BS7604, 5.16%, 10/1/2029	593	602
Pool # BS0448, 1.27%, 12/1/2029	952	806
Pool # BL9748, 1.60%, 12/1/2029	385	333
Pool # AN7593, 2.99%, 12/1/2029	279	258
Pool # AN8285, 3.11%, 3/1/2030	286	265
Pool # BS0154, 1.28%, 4/1/2030	275	231
Pool # AM8544, 3.08%, 4/1/2030	126	117
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	61

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7168, 4.57%, 6/1/2030	848	839
Pool # BZ0896, 5.43%, 7/1/2030	1,252	1,286
Pool # BL9251, 1.45%, 10/1/2030	748	628
Pool # BS5985, 3.99%, 11/1/2030	535	513
Pool # AM4789, 4.18%, 11/1/2030	241	234
Pool # BL9891, 1.37%, 12/1/2030	518	431
Pool # BL9494, 1.46%, 12/1/2030	280	231
Pool # BS0596, 1.38%, 1/1/2031	1,690	1,399
Pool # BS7121, 5.15%, 3/1/2031	1,178	1,192
Pool # BS6203, 4.26%, 4/1/2031	568	547
Pool # BS8442, 4.74%, 4/1/2031	1,108	1,104
Pool # BS7813, 4.83%, 6/1/2031	778	777
Pool # BS7167, 4.64%, 7/1/2031	1,611	1,591
Pool # BS7437, 5.04%, 8/1/2031	870	878
Pool # BS5580, 3.68%, 1/1/2032	1,050	976
Pool # BS4654, 2.39%, 3/1/2032	853	731
Pool # BL5680, 2.44%, 3/1/2032	1,375	1,178
Pool # BZ2434, 4.95%, 3/1/2032	2,498	2,508
Pool # BS7642, 5.15%, 5/1/2032	401	406
Pool # AN5952, 3.01%, 7/1/2032	363	325
Pool # AN6149, 3.14%, 7/1/2032	1,485	1,319
Pool # BS5530, 3.30%, 7/1/2032	1,662	1,497
Pool # BS6345, 3.91%, 8/1/2032	500	468
Pool # BZ0884, 5.37%, 9/1/2032	1,301	1,330
Pool # BM3226, 3.45%, 10/1/2032 (e)	1,264	1,165
Pool # BS6822, 3.81%, 10/1/2032	960	892
Pool # BS8528, 4.31%, 10/1/2032	1,888	1,817
Pool # BS6954, 4.93%, 10/1/2032	767	769
Pool # BM6491, 1.46%, 11/1/2032 (e)	3,876	3,065
Pool # BM6492, 1.51%, 11/1/2032 (e)	2,332	1,850
Pool # BS6819, 4.12%, 11/1/2032	1,100	1,048
Pool # BS7090, 4.45%, 12/1/2032	1,035	1,006
Pool # AN7923, 3.33%, 1/1/2033	565	505
Pool # BS8428, 4.41%, 1/1/2033	1,300	1,253
Pool # BS7398, 4.74%, 2/1/2033	835	822
Pool # BS5357, 3.41%, 3/1/2033	770	689
Pool # AN9067, 3.51%, 5/1/2033	310	281
Pool # BS8416, 4.56%, 5/1/2033	605	590
Pool # BS5511, 3.45%, 8/1/2033	1,015	913
Pool # BS5127, 3.15%, 9/1/2033	580	507
Pool # BL1012, 4.03%, 12/1/2033	300	280
Pool # BL0900, 4.08%, 2/1/2034	245	231
Pool # BZ0430, 4.32%, 2/1/2034	1,705	1,627
Pool # BL7124, 1.93%, 6/1/2035	670	526
Pool # BZ0217, 5.22%, 8/1/2035	1,141	1,151
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AN0375, 3.76%, 12/1/2035	638	584
Pool # AN4430, 3.61%, 1/1/2037	549	511
Pool # BF0045, 4.50%, 3/1/2052	208	196
Pool # BF0109, 4.00%, 2/1/2056	347	319
Pool # BF0091, 3.50%, 5/1/2056	867	765
Pool # BF0108, 4.50%, 6/1/2056	409	389
Pool # BF0219, 3.50%, 9/1/2057	1,552	1,370
Pool # BF0230, 5.50%, 1/1/2058	1,226	1,249
Pool # BF0497, 3.00%, 7/1/2060	581	485
Pool # BF0537, 3.00%, 3/1/2061	1,382	1,152
Pool # BF0561, 3.00%, 9/1/2061	1,803	1,502
Pool # BF0578, 2.50%, 12/1/2061	3,543	2,821
Pool # BF0580, 3.50%, 12/1/2061	454	398
Pool # BF0732, 2.50%, 6/1/2063	1,829	1,472
Pool # BF0733, 3.00%, 6/1/2063	1,648	1,372
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 1/25/2055 (f)	7,321	5,962
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	886	793
Pool # BR3929, 3.50%, 10/20/2050	446	399
Pool # BW1726, 3.50%, 10/20/2050	491	439
Pool # BS8546, 2.50%, 12/20/2050	1,312	1,085
Pool # BR3928, 3.00%, 12/20/2050	703	621
Pool # BU7538, 3.00%, 12/20/2050	404	357
Pool # 785294, 3.50%, 1/20/2051	1,278	1,127
Pool # CA8452, 3.00%, 2/20/2051	1,861	1,637
Pool # CA9005, 3.00%, 2/20/2051	368	332
Pool # CB1543, 3.00%, 2/20/2051	1,302	1,130
Pool # CA3588, 3.50%, 2/20/2051	1,394	1,247
Pool # CB1536, 3.50%, 2/20/2051	1,468	1,319
Pool # CB1542, 3.00%, 3/20/2051	857	744
Pool # CB4433, 3.00%, 3/20/2051	1,470	1,247
Pool # CC0070, 3.00%, 3/20/2051	224	199
Pool # CC8726, 3.00%, 3/20/2051	273	236
Pool # CC8738, 3.00%, 3/20/2051	392	340
Pool # CC8723, 3.50%, 3/20/2051	1,823	1,631
Pool # CC0088, 4.00%, 3/20/2051	78	72
Pool # CC0092, 4.00%, 3/20/2051	183	170
Pool # CC8727, 3.00%, 4/20/2051	479	416
Pool # CC8739, 3.00%, 4/20/2051	1,251	1,085
Pool # CC8740, 3.00%, 4/20/2051	1,037	900
Pool # CC8751, 3.00%, 4/20/2051	228	198
Pool # CA3563, 3.50%, 7/20/2051	860	779
Pool # CE2586, 3.50%, 7/20/2051	1,273	1,139
Pool # CK1527, 3.50%, 12/20/2051	971	873
SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CJ8184, 3.50%, 1/20/2052	1,046	936
Pool # CK2660, 3.00%, 2/20/2052	655	569
Pool # CK2716, 3.50%, 2/20/2052	829	731
Pool # CK8295, 5.00%, 3/20/2052	513	495
Pool # CN3557, 4.50%, 5/20/2052	500	479
Pool # MA8200, 4.00%, 8/20/2052	236	217
Pool # CN3127, 5.00%, 8/20/2052	485	471
Pool # CU6748, 6.00%, 9/20/2053	1,074	1,087
Pool # DA2721, 5.50%, 3/20/2054	474	471
Pool # DD7557, 6.50%, 9/20/2054	733	764
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	742	649
Pool # CU1093, 5.50%, 6/20/2063	467	460
Pool # CV1712, 5.50%, 6/20/2063	315	310
Pool # CU1092, 6.00%, 6/20/2063	564	563
Pool # CT6283, 6.00%, 7/20/2063	770	769
Pool # CW0095, 6.00%, 7/20/2063	642	641
Pool # 785183, 2.93%, 10/20/2070 (e)	672	607
Total Mortgage-Backed Securities (Cost $170,459)		158,648
U.S. Treasury Obligations — 5.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,499	5,112
1.13%, 8/15/2040	8,198	4,888
2.25%, 5/15/2041	341	242
3.38%, 8/15/2042	4,205	3,471
3.13%, 2/15/2043	2,155	1,702
3.88%, 2/15/2043	590	521
3.88%, 5/15/2043	6,225	5,479
3.63%, 8/15/2043	2,230	1,889
1.38%, 8/15/2050	10,428	5,085
1.63%, 11/15/2050	2,118	1,104
1.88%, 2/15/2051	3,461	1,924
2.25%, 2/15/2052	2,235	1,355
3.00%, 8/15/2052	5,474	3,927
3.63%, 2/15/2053	1,035	841
U.S. Treasury Notes
4.00%, 12/15/2025 (g)	1,070	1,068
4.25%, 1/31/2026 (g)	3,770	3,770
0.63%, 12/31/2027	2,630	2,362
3.50%, 1/31/2028	1,230	1,202
2.75%, 2/15/2028	5,500	5,252
3.63%, 3/31/2028	3,330	3,261
1.25%, 4/30/2028	8,885	8,049
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

1.00%, 7/31/2028	2,205	1,963
2.88%, 4/30/2029	29,148	27,436
3.13%, 8/31/2029	5,601	5,305
3.50%, 1/31/2030	2,360	2,264
3.63%, 3/31/2030	16,270	15,680
3.50%, 2/15/2033	3,155	2,935
3.88%, 8/15/2033	13,730	13,067
4.00%, 2/15/2034	4,939	4,729
U.S. Treasury STRIPS Bonds
5.01%, 11/15/2040 (h)	2,270	1,018
4.95%, 2/15/2041 (h)	1,457	645
Total U.S. Treasury Obligations (Cost $150,664)		137,546
Asset-Backed Securities — 2.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	188	173
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.59%, 12/18/2037 (b) (e)	139	137
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	815	775
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	538	508
Series 2016-3, Class AA, 3.00%, 10/15/2028	376	351
Series 2017-2, Class A, 3.60%, 10/15/2029	1,296	1,191
Series 2021-1, Class B, 3.95%, 7/11/2030	740	685
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	325	329
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	765	770
AmeriCredit Automobile Receivables Trust Series 2020-3, Class C, 1.06%, 8/18/2026	94	94
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	585	580
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	215	210
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	725	705
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	390	379
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	330	311
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	895	829
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	655	596
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	63

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	265	251
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	800	803
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	580	588
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	1,200	1,127
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	1,380	1,277
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,545	1,561
Series 2024-1, Class D, 6.03%, 11/15/2029	580	588
Series 2024-2, Class C, 6.07%, 2/15/2030	825	840
Series 2024-3, Class D, 5.83%, 5/15/2030	625	630
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	410	398
Series 2024-2A, Class A, 5.36%, 9/15/2039 (b)	1,706	1,685
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	185	171
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	405	393
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	768	683
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (e)	741	744
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	620	621
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	735	737
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	600	615
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	1,720	1,760
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	1,300	1,279
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	96	86
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	480	462
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	510	472
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	52	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	159	155
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	365	367
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	385	385
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	735	738
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	460	470
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	185	173
Series 2021-A, Class C, 2.09%, 8/27/2035 (b)	83	78
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	375	379
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	505	508
Series 2023-5A, Class C, 6.85%, 1/16/2029	470	483
Series 2024-1A, Class D, 5.84%, 6/17/2030	585	590
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	747	754
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	81	80
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	371	376
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	1,145	1,082
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	395	383
Flagship Credit Auto Trust
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	15	15
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	930	932
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	720	667
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	665	684
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	647	640
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	260	256
GLS Auto Select Receivables Trust Series 2024-1A, Class C, 5.69%, 3/15/2030 (b)	205	205
Hilton Grand Vacations Trust Series 2024-1B, Class C, 6.62%, 9/15/2039 (b)	364	367
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	220	216
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	748	754
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	896	905
SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	1,085	1,022
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	622	554
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Class B1, 6.15%, 5/20/2032 (b)	192	194
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	530	496
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	249	253
LAD Auto Receivables Trust Series 2023-4A, Class C, 6.76%, 3/15/2029 (b)	540	555
Lendbuzz Securitization Trust Series 2024-1A, Class B, 6.58%, 9/15/2029 (b)	470	479
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (b)	560	563
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	1,065	1,014
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	497	498
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	470	440
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (b)	64	60
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	344	345
Series 2024-1A, Class C, 6.20%, 2/20/2043 (b)	413	417
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	272	267
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	230	224
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	681	660
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	1,060	1,030
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	555	564
Series 2024-2A, Class C, 5.90%, 7/20/2032 (b)	1,470	1,481
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class B, 5.07%, 6/14/2029 (b)	475	476
Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	715	722
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (b)	260	243
Oportun Issuance Trust
Series 2024-1A, Class A, 6.33%, 4/8/2031 (b)	344	345
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	1,265	1,225
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	72	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	975	880
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (e)	856	856
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (b)	805	733
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	605	539
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	1,360	1,194
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	2,223	2,150
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (b)	935	898
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	285	258
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (e)	220	198
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	355	317
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (b)	780	709
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	570	576
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (b)	725	733
Reach ABS Trust Series 2024-2A, Class B, 5.84%, 7/15/2031 (b)	450	452
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	250	248
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,445	1,424
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	750	758
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	300	299
Santander Drive Auto Receivables Trust Series 2024-2, Class C, 5.84%, 6/17/2030	1,210	1,234
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	380	385
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	660	688
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	1,230	1,242
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	89	86
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	102	98
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	314	314
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	65

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	495	503
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	855	844
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	425	412
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	118	116
Series 2019-2, Class B, 3.50%, 5/1/2028	261	247
Series 2018-1, Class A, 3.70%, 3/1/2030	440	402
Series 2024-1, Class AA, 5.45%, 2/15/2037	676	677
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	19	19
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (b)	1,000	980
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	75	75
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	478	478
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	473	472
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	341	341
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	225	224
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	343	343
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	508	508
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (b)	147	144
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	1,101	1,108
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	531	535
Westlake Automobile Receivables Trust Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	400	409
Total Asset-Backed Securities (Cost $79,806)		79,391
Collateralized Mortgage Obligations — 1.4%
CFMT LLC Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (b) (e)	920	862
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.27%, 7/25/2043 (b) (e)	695	722
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	683	681
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FARM Mortgage Trust Series 2024-2, Class A, 5.20%, 8/1/2054 (b) (e)	594	576
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	807	745
Series 2017-4, Class M45T, 4.50%, 6/25/2057	535	510
Series 2019-1, Class MT, 3.50%, 7/25/2058	306	267
Series 2019-1, Class M55D, 4.00%, 7/25/2058	813	746
Series 2019-2, Class M55D, 4.00%, 8/25/2058	788	723
Series 2019-3, Class M55D, 4.00%, 10/25/2058	802	743
Series 2019-4, Class M55D, 4.00%, 2/25/2059	329	302
Series 2020-1, Class M55G, 3.00%, 8/25/2059	736	653
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	948	838
Series 2020-3, Class TTW, 3.00%, 5/25/2060	813	748
Series 2022-1, Class MTU, 3.25%, 11/25/2061	305	259
Series 2024-2, Class MT, 3.50%, 5/25/2064	1,131	975
FHLMC, REMIC
Series 4396, Class PZ, 3.00%, 6/15/2037	838	726
Series 4065, Class QB, 3.00%, 6/15/2042	675	598
Series 4941, Class KG, 2.00%, 12/15/2047	1,261	1,042
Series 5054, Class PB, 1.00%, 11/25/2050	1,272	961
Series 5052, Class KI, IO, 4.00%, 12/25/2050	4,786	1,001
Series 5171, Class NI, IO, 3.00%, 7/25/2051	4,336	625
Series 5225, Class QL, 4.00%, 5/25/2052	810	666
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	313	324
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	140	141
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	270	260
Series 2018-56, Class VN, 3.50%, 5/25/2038	665	590
Series 2014-52, Class BW, 3.00%, 9/25/2044	785	658
Series 2020-54, Class MA, 1.50%, 8/25/2050	361	291
Series 2021-3, Class ME, 1.00%, 2/25/2051	258	191
Series 2022-4, Class TA, 1.00%, 4/25/2051	798	623
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	4,907	1,052
Series 2022-46, Class GZ, 4.50%, 7/25/2052	754	655
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,317	1,243
Series 2018-75, Class UZ, 4.00%, 10/25/2058	2,573	2,327
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	607	613
GNMA
Series 2004-47, Class PD, 6.00%, 6/16/2034	194	194
Series 2016-61, Class A, 2.00%, 9/20/2042	267	216
Series 2021-83, Class KB, 1.25%, 5/20/2051	387	297
SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-93, Class JZ, 4.50%, 5/20/2052	483	325
Series 2024-64, Class YH, 5.00%, 4/20/2054	1,945	1,821
Series 2014-H06, Class HB, 5.42%, 3/20/2064 (e)	75	75
Series 2015-H11, Class FC, 5.32%, 5/20/2065 (e)	302	301
Series 2015-H18, Class FA, 5.22%, 6/20/2065 (e)	93	93
Series 2021-H14, Class YD, 7.41%, 6/20/2071 (e)	1,008	865
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	333	333
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	880	872
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	1,080	1,086
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	1,950	1,971
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	2,275	2,244
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	505	499
Ocwen Loan Investment Trust Series 2024-HB1, Class M1, 3.00%, 2/25/2037 ‡ (b)	430	399
Onity Loan Investment Trust Series 2024-HB2, Class M1, 5.00%, 8/25/2037 ‡ (b) (e)	400	392
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	1,729	1,455
Total Collateralized Mortgage Obligations (Cost $40,037)		38,375
Commercial Mortgage-Backed Securities — 0.6%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	670	639
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.37%, 7/25/2041 (b) (e)	514	501
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	619	592
Series K754, Class AM, 4.94%, 11/25/2030 (e)	610	611
Series K-1510, Class A2, 3.72%, 1/25/2031	265	249
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	800	738
FNMA ACES
Series 2017-M11, Class A2, 2.98%, 8/25/2029	550	511
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (e)	1,979	95
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-M11, Class A2, 1.46%, 3/25/2031 (e)	554	452
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (e)	725	591
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (e)	1,590	1,320
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (e)	769	742
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (e)	830	800
Series 2024-M2, Class A2, 3.75%, 8/25/2033	2,925	2,654
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	21	21
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (e)	1,242	85
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (e)	570	522
Series 2015-K48, Class C, 3.65%, 8/25/2048 (b) (e)	40	40
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (e)	415	408
Series 2016-K58, Class B, 3.74%, 9/25/2049 (b) (e)	415	405
Series 2017-K67, Class C, 3.95%, 9/25/2049 (b) (e)	1,015	978
Series 2019-K97, Class B, 3.77%, 9/25/2051 (b) (e)	900	837
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.57%, 11/25/2053 (b) (e)	780	813
Series 2024-01, Class M7, 7.32%, 7/25/2054 (b) (e)	417	420
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	400	399
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	925	777
Total Commercial Mortgage-Backed Securities (Cost $16,803)		16,200
Foreign Government Securities — 0.0% ^
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (b)	200	159
Republic of Peru 2.78%, 12/1/2060	147	78
United Mexican States
3.50%, 2/12/2034	730	581
6.34%, 5/4/2053	200	178
Total Foreign Government Securities (Cost $1,271)		996
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	67

JPMorgan SmartRetirement® Blend 2030 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $205)	205	202
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (j) (Cost $54,586)	54,586	54,586
Total Investments — 99.7% (Cost $2,269,199)		2,744,364
Other Assets in Excess of Liabilities — 0.3%		8,396
NET ASSETS — 100.0%		2,752,760

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2024.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of December 31, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	96	03/20/2025	USD	10,440	(101)
Russell 2000 E-Mini Index	245	03/21/2025	USD	27,561	(1,394)
S&P Midcap 400 E-Mini Index	88	03/21/2025	USD	27,690	(1,465)
U.S. Treasury 2 Year Note	261	03/31/2025	USD	53,666	(103)
U.S. Treasury 5 Year Note	71	03/31/2025	USD	7,548	(6)
					(3,069)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(25)	03/20/2025	USD	(2,781)	85
					(2,984)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	69

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.1%
Fixed Income — 18.8%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	64,605	459,989
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,275	26,547
JPMorgan High Yield Fund Class R6 Shares (a)	12,160	78,916
Total Fixed Income		565,452
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,089	98,157
U.S. Equity — 37.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,676	1,118,381
Total Investment Companies (Cost $1,312,857)		1,781,990
Exchange-Traded Funds — 31.4%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	455	42,588
Fixed Income — 3.2%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,691	76,385
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	425	19,605
Total Fixed Income		95,990
International Equity — 20.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,916	97,730
JPMorgan BetaBuilders International Equity ETF (a)	9,329	532,720
Total International Equity		630,450
U.S. Equity — 5.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,230	118,312
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	853	58,110
Total U.S. Equity		176,422
Total Exchange-Traded Funds (Cost $821,047)		945,450
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 2.1%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	633
6.53%, 5/1/2034	50	52
3.75%, 2/1/2050	250	171
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Aerospace & Defense — continued
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	230
5.40%, 7/31/2033	61	61
Leidos, Inc. 5.75%, 3/15/2033	50	51
Northrop Grumman Corp.
5.15%, 5/1/2040	37	35
3.85%, 4/15/2045	90	70
RTX Corp.
2.25%, 7/1/2030	80	70
5.15%, 2/27/2033	44	44
3.75%, 11/1/2046	80	60
2.82%, 9/1/2051	70	43
		1,520
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (b)	198	185
4.55%, 9/26/2029 (b)	100	97
		282
Banks — 0.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (b) (c)	200	196
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	200	209
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (c)	200	201
5.59%, 8/8/2028	200	203
5.44%, 7/15/2031	200	200
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	106	103
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	278	271
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	65	64
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	130	131
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	130	133
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	610	524
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	140	139
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	80	82
SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	30	30
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	107	104
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (b) (c)	200	202
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	72	71
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	190	184
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	200	205
(SOFR + 2.42%), 6.04%, 3/12/2055 (c)	216	216
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (b) (c)	275	274
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (c)	200	200
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	280	277
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	250	243
5.28%, 5/30/2029 (b)	250	250
(SOFR + 1.85%), 5.94%, 5/30/2035 (b) (c)	250	248
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (c)	235	230
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	400	385
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	630	630
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	684	665
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	268	230
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250	253
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	200	200
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	240
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	500	500
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (b) (c)	200	194
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (b) (c)	305	302
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (b)	200	204
5.25%, 4/26/2029 (b)	200	201
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (c)	316	320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	650	599
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	245	243
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	80	80
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (c)	200	203
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	235	240
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	250	257
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	400	386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	275	271
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (b)	225	228
PNC Financial Services Group, Inc. (The)
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	110	107
(SOFR + 1.93%), 5.07%, 1/24/2034 (c)	266	259
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	170	167
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (c)	75	77
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	250	244
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	200	189
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	215	209
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (b)	205	207
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	400	399
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	71

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.25%, 2/19/2027 (b)	200	200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (b) (c)	200	197
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (b) (c)	350	370
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (b) (c)	200	200
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.42%, 7/9/2031	250	253
Toronto-Dominion Bank (The) (Canada)
5.16%, 1/10/2028	40	40
5.52%, 7/17/2028	25	25
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	50	51
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	65	70
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	185	180
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	62	62
Wells Fargo & Co.
4.30%, 7/22/2027	344	339
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	250	254
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	85	86
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	30	30
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	330	330
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	45	45
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	265	258
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	18	13
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	120	100
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (b)	310	312
		17,889
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	175
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	110	111
		286
Biotechnology — 0.0% ^
AbbVie, Inc.
5.05%, 3/15/2034	255	252
4.05%, 11/21/2039	300	256
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Biotechnology — continued
Amgen, Inc.
3.15%, 2/21/2040	96	72
3.00%, 1/15/2052	70	44
Gilead Sciences, Inc. 2.60%, 10/1/2040	52	36
		660
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	118
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	40
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	365	383
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	60	65
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	43
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	150	146
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	300	285
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	150	143
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	350	363
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	290	288
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	750	715
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	80	84
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	175	179
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	185	184
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	385	378
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	150	127
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	110	110
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	105	105
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	20	20
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	140	142
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	70	70
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	550	461
(SOFR + 1.73%), 5.47%, 1/18/2035 (c)	40	40
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	95	93
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	40	30
Nasdaq, Inc. 5.55%, 2/15/2034	230	232
Nomura Holdings, Inc. (Japan)
6.07%, 7/12/2028	200	206
SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
5.78%, 7/3/2034	450	455
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	40	39
UBS Group AG (Switzerland)
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (b) (c)	260	264
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (b) (c)	310	295
		5,945
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	284	285
EIDP, Inc. 4.80%, 5/15/2033	75	73
LYB International Finance III LLC 1.25%, 10/1/2025	30	29
Nutrien Ltd. (Canada) 4.90%, 3/27/2028	86	86
RPM International, Inc. 2.95%, 1/15/2032	61	53
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	274	270
		796
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada) 6.32%, 12/4/2028 (b)	200	208
Communications Equipment — 0.0% ^
Cisco Systems, Inc. 4.95%, 2/26/2031	760	763
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	287
6.10%, 1/15/2027	400	409
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (c)	200	201
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (b)	259	260
2.53%, 11/18/2027 (b)	369	342
4.95%, 1/15/2028 (b)	95	94
5.75%, 3/1/2029 (b)	304	307
5.75%, 11/15/2029 (b)	205	208
5.15%, 1/15/2030 (b)	150	145
Capital One Financial Corp.
3.80%, 1/31/2028	102	98
(SOFR + 1.91%), 5.70%, 2/1/2030 (c)	60	61
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	45	37
General Motors Financial Co., Inc.
3.80%, 4/7/2025	105	105
5.40%, 5/8/2027	70	71
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
5.75%, 2/8/2031	80	81
5.95%, 4/4/2034	90	91
5.45%, 9/6/2034	90	87
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (b)	200	199
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (b)	75	73
		3,156
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	48
5.50%, 9/15/2054	40	38
		86
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	49	47
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (b)	200	198
Sonoco Products Co. 5.00%, 9/1/2034	100	95
		340
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	67
WP Carey, Inc.
2.40%, 2/1/2031	36	31
2.45%, 2/1/2032	40	33
		131
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
5.40%, 2/15/2034	40	40
3.50%, 6/1/2041	128	98
3.55%, 9/15/2055	76	51
Sprint Capital Corp. 6.88%, 11/15/2028	30	32
Verizon Communications, Inc.
3.15%, 3/22/2030	124	114
5.05%, 5/9/2033	115	114
4.78%, 2/15/2035 (b)	13	12
2.65%, 11/20/2040	44	30
		491
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	73

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — 0.3%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	57
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	176
5.65%, 6/1/2054	80	79
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	219
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	68
Series B, 3.65%, 3/1/2052	45	33
5.40%, 4/1/2053	37	36
Duke Energy Corp. 6.10%, 9/15/2053	70	71
Duke Energy Florida LLC 5.95%, 11/15/2052	62	63
Duke Energy Progress LLC 2.90%, 8/15/2051	40	25
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	540	538
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	20	17
Electricite de France SA (France) 5.95%, 4/22/2034 (b)	250	255
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	142
Entergy Arkansas LLC 5.75%, 6/1/2054	70	69
Entergy Louisiana LLC
4.00%, 3/15/2033	40	37
5.70%, 3/15/2054	100	99
Entergy Mississippi LLC 5.00%, 9/1/2033	100	98
Evergy Metro, Inc. 4.95%, 4/15/2033	89	87
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	231	230
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (b)	271	273
Eversource Energy 3.38%, 3/1/2032	290	254
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	215	207
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	274	229
Florida Power & Light Co. 5.30%, 4/1/2053	50	48
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	36
Interstate Power and Light Co.
4.95%, 9/30/2034	55	53
5.45%, 9/30/2054	65	61
ITC Holdings Corp. 5.40%, 6/1/2033 (b)	200	198
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (b)	45	44
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	41
Monongahela Power Co. 5.85%, 2/15/2034 (b)	30	31
Nevada Power Co. 6.00%, 3/15/2054	30	31
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	62	37
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	105
Northern States Power Co. 5.10%, 5/15/2053	100	92
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	118	109
Ohio Power Co. 5.00%, 6/1/2033	70	68
Pacific Gas and Electric Co.
6.40%, 6/15/2033	97	102
5.80%, 5/15/2034	53	54
3.75%, 8/15/2042 (d)	322	241
6.75%, 1/15/2053	5	5
5.90%, 10/1/2054	15	15
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,031
Series A-3, 5.54%, 7/15/2047	65	65
Series A-3, 5.53%, 6/1/2049	170	169
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	28
Series A-5, 5.10%, 6/1/2052	35	33
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	69
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	43
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	69
5.20%, 1/15/2035	30	29
Public Service Electric and Gas Co. 3.00%, 3/1/2051	150	97
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	51	49
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	60
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	49	48
Southern California Edison Co.
5.45%, 6/1/2031	170	173
Series C, 4.13%, 3/1/2048	150	117
5.70%, 3/1/2053	25	24
5.88%, 12/1/2053	67	67
5.75%, 4/15/2054	125	122
Southern Co. (The) 5.20%, 6/15/2033	76	75
Tampa Electric Co. 4.90%, 3/1/2029	102	102
Tucson Electric Power Co. 5.50%, 4/15/2053	90	86
Union Electric Co.
5.20%, 4/1/2034	150	149
3.90%, 4/1/2052	163	125
SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 3/15/2053	50	48
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	74	75
5.70%, 12/30/2034 (b)	45	44
		7,740
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	79	77
5.40%, 6/12/2029	250	254
4.00%, 4/14/2032	500	461
		792
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.65%, 4/5/2027	35	34
Fiserv, Inc. 5.15%, 8/12/2034	300	293
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	40	40
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (b)	250	250
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (b)	250	251
Shell International Finance BV 3.13%, 11/7/2049	52	35
		903
Food Products — 0.1%
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	127	120
J M Smucker Co. (The)
6.20%, 11/15/2033	30	32
6.50%, 11/15/2053	25	27
JBS USA Holding Lux SARL
3.00%, 5/15/2032	100	83
6.75%, 3/15/2034	260	275
Kellanova 5.25%, 3/1/2033	256	256
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	49
4.38%, 6/1/2046	29	23
Tyson Foods, Inc. 5.70%, 3/15/2034	160	162
		1,027
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	28
Southern California Gas Co. 6.35%, 11/15/2052	125	134
		162
Ground Transportation — 0.0% ^
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	80	79
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	32
ERAC USA Finance LLC
5.00%, 2/15/2029 (b)	150	151
5.20%, 10/30/2034 (b)	80	79
Penske Truck Leasing Co. LP 6.05%, 8/1/2028 (b)	80	82
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	150	143
Uber Technologies, Inc. 4.80%, 9/15/2034	65	62
Union Pacific Corp.
3.55%, 8/15/2039	70	57
3.50%, 2/14/2053	50	35
		720
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	179
Solventum Corp. 5.60%, 3/23/2034 (b)	146	145
		341
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	37
Banner Health 1.90%, 1/1/2031	100	84
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	15
Cencora, Inc. 5.13%, 2/15/2034	290	285
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	43
Cigna Group (The) 5.13%, 5/15/2031	230	229
CommonSpirit Health 2.78%, 10/1/2030	74	66
CVS Health Corp. 5.25%, 2/21/2033	260	249
HCA, Inc.
5.60%, 4/1/2034	310	305
5.45%, 9/15/2034	70	68
5.50%, 6/15/2047	25	23
3.50%, 7/15/2051	23	15
5.95%, 9/15/2054	55	52
6.10%, 4/1/2064	140	134
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	28
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	25
		1,658
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	60	58
DOC DR LLC 2.63%, 11/1/2031	25	21
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	75

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthcare Realty Holdings LP
3.10%, 2/15/2030	500	449
2.00%, 3/15/2031	88	72
Sabra Health Care LP 3.20%, 12/1/2031	45	39
		639
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	146
Starbucks Corp.
4.90%, 2/15/2031	190	190
3.35%, 3/12/2050	52	35
		371
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC
3.25%, 6/1/2025	194	193
5.80%, 3/1/2033	59	60
5.75%, 10/1/2041	40	39
Southern Power Co. 5.15%, 9/15/2041	174	163
		455
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	103
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (b)	60	58
Prologis LP
4.75%, 6/15/2033	50	48
5.25%, 3/15/2054	138	129
		235
Insurance — 0.1%
Aon North America, Inc.
5.45%, 3/1/2034	140	140
5.75%, 3/1/2054	130	127
Arthur J Gallagher & Co. 5.75%, 7/15/2054	170	167
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	30
Brown & Brown, Inc. 2.38%, 3/15/2031	292	245
CNA Financial Corp. 5.13%, 2/15/2034	230	226
CNO Global Funding 5.88%, 6/4/2027 (b)	300	305
Corebridge Global Funding 5.90%, 9/19/2028 (b)	60	62
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	56
F&G Global Funding
1.75%, 6/30/2026 (b)	40	38
5.88%, 6/10/2027 (b)	200	203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	10	10
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	250	244
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (b)	100	101
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (b)	200	224
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	156	114
Northwestern Mutual Global Funding
1.70%, 6/1/2028 (b)	40	36
5.16%, 5/28/2031 (b)	350	351
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	54
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (b)	70	56
3.30%, 5/15/2050 (b)	96	64
		2,853
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc.
5.60%, 5/15/2053	75	75
5.40%, 8/15/2054	100	97
		172
IT Services — 0.0% ^
Accenture Capital, Inc.
4.25%, 10/4/2031	105	101
4.50%, 10/4/2034	70	66
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	62
		229
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	64
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	331
3.50%, 3/1/2042	35	24
3.70%, 4/1/2051	96	60
Comcast Corp.
4.65%, 2/15/2033	110	106
3.25%, 11/1/2039	334	253
2.80%, 1/15/2051	130	77
5.35%, 5/15/2053	180	167
		1,018
SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	75	76
5.37%, 4/4/2029 (b)	240	242
5.63%, 4/4/2034 (b)	100	99
South32 Treasury Ltd. (Australia) 4.35%, 4/14/2032 (b)	120	110
		527
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	27
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	46
Consumers Energy Co.
4.63%, 5/15/2033	75	72
3.25%, 8/15/2046	30	22
DTE Energy Co.
4.88%, 6/1/2028	100	100
5.10%, 3/1/2029	200	200
Engie SA (France) 5.63%, 4/10/2034 (b)	290	290
NiSource, Inc. 5.20%, 7/1/2029	100	101
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	80
Puget Energy, Inc. 2.38%, 6/15/2028	54	49
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	45
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	256
		1,288
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	46
Oil, Gas & Consumable Fuels — 0.2%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (b)	180	171
BP Capital Markets America, Inc.
3.63%, 4/6/2030	73	69
2.77%, 11/10/2050	44	26
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	70
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	44	43
5.68%, 1/15/2034 (b)	192	190
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (b)	93	87
ConocoPhillips Co. 5.50%, 1/15/2055	170	162
Coterra Energy, Inc. 5.40%, 2/15/2035	115	112
Devon Energy Corp. 5.75%, 9/15/2054	115	104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	61
5.63%, 4/5/2034	150	151
Energy Transfer LP
5.25%, 7/1/2029	150	151
5.00%, 5/15/2044 (d)	105	90
Enterprise Products Operating LLC 4.95%, 2/15/2035	220	213
Exxon Mobil Corp. 3.00%, 8/16/2039	146	110
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	30	23
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	498	489
Kinder Morgan, Inc.
5.00%, 2/1/2029	144	144
7.80%, 8/1/2031	300	338
MPLX LP
5.50%, 6/1/2034	150	148
4.50%, 4/15/2038	52	45
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	40	34
Northern Natural Gas Co. 5.63%, 2/1/2054 (b)	20	19
Occidental Petroleum Corp.
5.20%, 8/1/2029	50	50
5.38%, 1/1/2032	45	44
ONEOK, Inc.
4.75%, 10/15/2031	210	203
5.70%, 11/1/2054	180	169
Ovintiv, Inc. 6.25%, 7/15/2033	150	154
Phillips 66 Co. 5.30%, 6/30/2033	50	50
Plains All American Pipeline LP 4.65%, 10/15/2025	132	132
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (b)	35	35
5.03%, 10/1/2029 (b)	40	39
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	69
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	151
Williams Cos., Inc. (The) 5.65%, 3/15/2033	40	40
		4,186
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	32	29
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	65
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	77

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.1%
Astrazeneca Finance LLC (United Kingdom) 4.85%, 2/26/2029	200	200
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	84	61
5.55%, 2/22/2054	13	13
5.65%, 2/22/2064	125	120
Eli Lilly & Co. 5.00%, 2/9/2054	210	193
Merck & Co., Inc.
4.00%, 3/7/2049	50	39
2.90%, 12/10/2061	55	32
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	60	58
5.30%, 5/19/2053	110	103
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	290
3.18%, 7/9/2050	200	130
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	36
Zoetis, Inc. 5.60%, 11/16/2032	100	103
		1,378
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	50	51
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	40
UDR, Inc. 2.10%, 8/1/2032	88	70
		110
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	36
2.50%, 8/16/2031	20	17
NNN REIT, Inc.
5.60%, 10/15/2033	50	50
5.50%, 6/15/2034	60	60
		163
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	33
Broadcom, Inc.
5.05%, 7/12/2029	250	251
5.15%, 11/15/2031	220	221
4.55%, 2/15/2032	151	146
3.19%, 11/15/2036 (b)	148	119
Intel Corp.
3.73%, 12/8/2047	50	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
3.25%, 11/15/2049	70	42
3.05%, 8/12/2051	70	40
5.70%, 2/10/2053	51	45
KLA Corp. 3.30%, 3/1/2050	130	90
Marvell Technology, Inc. 2.95%, 4/15/2031	220	193
NXP BV (China)
2.50%, 5/11/2031	70	60
5.00%, 1/15/2033	30	29
3.25%, 5/11/2041	75	54
QUALCOMM, Inc. 4.50%, 5/20/2052	30	25
Texas Instruments, Inc. 5.05%, 5/18/2063	249	224
		1,605
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	157
Intuit, Inc. 5.50%, 9/15/2053	30	29
Oracle Corp.
4.90%, 2/6/2033	60	58
3.80%, 11/15/2037	184	154
3.60%, 4/1/2050	50	35
Roper Technologies, Inc. 1.75%, 2/15/2031	47	39
		472
Specialized REITs — 0.0% ^
American Tower Corp.
5.00%, 1/31/2030	135	134
1.88%, 10/15/2030	256	214
Crown Castle, Inc. 5.80%, 3/1/2034	35	36
CubeSmart LP 2.00%, 2/15/2031	102	85
Equinix, Inc. 2.00%, 5/15/2028	89	81
Extra Space Storage LP
5.90%, 1/15/2031	60	62
2.40%, 10/15/2031	60	50
		662
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	33
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	75
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	200	192
		267
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	58
SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	85
4.39%, 8/15/2037	55	47
		190
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	220
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	86
5.05%, 7/15/2033	150	147
5.15%, 4/15/2034	42	41
3.40%, 10/15/2052	185	123
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	145
		542
Total Corporate Bonds (Cost $66,396)		64,043
Mortgage-Backed Securities — 2.0%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	301
Pool # WA1626, 3.45%, 8/1/2032	481	440
Pool # WN3225, 3.80%, 10/1/2034	200	182
Pool # WS4004, 4.40%, 9/1/2036	297	276
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	97	88
Pool # QA6772, 3.50%, 1/1/2050	388	348
Pool # QA9530, 2.50%, 5/1/2050	202	167
Pool # QB8503, 2.50%, 2/1/2051	223	184
Pool # SD4767, 2.50%, 2/1/2051	499	411
Pool # QC9443, 2.50%, 10/1/2051	501	415
Pool # SD5768, 3.00%, 1/1/2052	870	748
Pool # QD7596, 2.50%, 2/1/2052	842	693
Pool # RA6815, 2.50%, 2/1/2052	781	642
Pool # SD3952, 2.50%, 3/1/2052	918	759
Pool # SD1373, 3.00%, 5/1/2052	501	430
Pool # QE1637, 4.00%, 5/1/2052	59	55
Pool # QE1832, 4.50%, 5/1/2052	77	73
Pool # SD3684, 4.50%, 11/1/2052	808	761
Pool # QH9763, 6.00%, 1/1/2054	176	178
Pool # QH9845, 6.00%, 2/1/2054	599	606
Pool # QI5618, 6.50%, 5/1/2054	721	743
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	415	365
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	88	83
Pool # BK2113, 2.50%, 3/1/2050	188	155
Pool # CA5658, 2.50%, 5/1/2050	60	50
Pool # FM3118, 3.00%, 5/1/2050	132	114
Pool # BP8608, 2.50%, 6/1/2050	127	105
Pool # BP9250, 2.50%, 7/1/2050	692	574
Pool # CA6635, 2.50%, 8/1/2050	113	94
Pool # FP0059, 2.50%, 8/1/2050	408	335
Pool # BP7667, 2.50%, 12/1/2050	299	249
Pool # BR4318, 3.00%, 1/1/2051	154	133
Pool # BQ8009, 4.00%, 2/1/2051	436	405
Pool # BQ8010, 4.00%, 2/1/2051	398	368
Pool # CB0189, 3.00%, 4/1/2051	117	100
Pool # CB0458, 2.50%, 5/1/2051	592	488
Pool # FM7916, 2.50%, 6/1/2051	113	94
Pool # FM7957, 2.50%, 7/1/2051	1,123	931
Pool # CB1301, 2.50%, 8/1/2051	289	238
Pool # FM8247, 2.50%, 8/1/2051	160	132
Pool # CB1908, 2.50%, 10/1/2051	905	745
Pool # FM9491, 2.50%, 11/1/2051	623	512
Pool # FS4624, 2.50%, 11/1/2051	146	120
Pool # CB2094, 3.00%, 11/1/2051	291	249
Pool # CB2170, 3.00%, 11/1/2051	215	183
Pool # BU1805, 2.50%, 12/1/2051	232	191
Pool # CB2313, 2.50%, 12/1/2051	181	150
Pool # FS2559, 3.00%, 12/1/2051	490	420
Pool # CB2637, 2.50%, 1/1/2052	550	453
Pool # CB2670, 3.00%, 1/1/2052	423	360
Pool # BV4831, 3.00%, 2/1/2052	89	76
Pool # FS7749, 3.00%, 2/1/2052	522	450
Pool # BV0295, 3.50%, 2/1/2052	204	184
Pool # CB3265, 3.00%, 4/1/2052	931	791
Pool # BV6743, 4.50%, 5/1/2052	79	75
Pool # BV9515, 6.00%, 6/1/2052	92	94
Pool # CB5380, 5.00%, 10/1/2052	318	308
Pool # BY4714, 5.00%, 6/1/2053	289	279
Pool # BY9327, 6.00%, 11/1/2053	924	929
Pool # DA7753, 5.50%, 1/1/2054	216	215
Pool # DA0425, 6.00%, 2/1/2054	200	202
Pool # DA7754, 6.00%, 2/1/2054	667	674
Pool # DA9487, 6.00%, 2/1/2054	397	402
Pool # CB8334, 5.50%, 4/1/2054	900	891
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	79

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DB3860, 6.00%, 4/1/2054	422	424
Pool # DB3983, 6.00%, 5/1/2054	715	723
Pool # DB3885, 6.50%, 5/1/2054	672	692
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	57	57
Pool # BL2588, 2.97%, 8/1/2026	290	283
Pool # BS7317, 5.35%, 11/1/2027	444	451
Pool # BS7576, 4.86%, 12/1/2027	267	269
Pool # AM3010, 5.07%, 3/1/2028	102	104
Pool # BS6144, 3.97%, 1/1/2029	345	335
Pool # AM5319, 4.34%, 1/1/2029	89	88
Pool # BL1460, 3.74%, 2/1/2029	800	768
Pool # BS8149, 4.97%, 9/1/2029	300	302
Pool # BS4290, 1.95%, 10/1/2029	500	437
Pool # BL4956, 2.41%, 11/1/2029	309	280
Pool # BS7361, 4.76%, 1/1/2030	520	520
Pool # BL9252, 1.37%, 3/1/2030	110	93
Pool # BS0154, 1.28%, 4/1/2030	75	63
Pool # BZ0896, 5.43%, 7/1/2030	797	819
Pool # AM4789, 4.18%, 11/1/2030	52	50
Pool # BL9494, 1.46%, 12/1/2030	75	62
Pool # BL9652, 1.56%, 12/1/2030	384	324
Pool # BS6024, 3.96%, 2/1/2031	210	201
Pool # BS7290, 5.64%, 2/1/2031	543	562
Pool # BS7121, 5.15%, 3/1/2031	400	405
Pool # BS6203, 4.26%, 4/1/2031	147	141
Pool # BS8442, 4.74%, 4/1/2031	311	310
Pool # BS2915, 1.87%, 5/1/2031	60	51
Pool # BL2999, 3.15%, 6/1/2031	789	723
Pool # BS7813, 4.83%, 6/1/2031	207	207
Pool # BS6802, 4.93%, 6/1/2031	300	300
Pool # BL3774, 2.77%, 8/1/2031	100	89
Pool # BL3648, 2.85%, 8/1/2031	100	89
Pool # BL3700, 2.92%, 8/1/2031	99	89
Pool # BS5580, 3.68%, 1/1/2032	230	214
Pool # BS4654, 2.39%, 3/1/2032	237	203
Pool # BL5680, 2.44%, 3/1/2032	365	313
Pool # BZ2434, 4.95%, 3/1/2032	1,144	1,149
Pool # AN5952, 3.01%, 7/1/2032	98	88
Pool # AN6149, 3.14%, 7/1/2032	130	115
Pool # BS5530, 3.30%, 7/1/2032	422	380
Pool # BS8070, 5.35%, 7/1/2032	400	409
Pool # BS6345, 3.91%, 8/1/2032	115	108
Pool # BZ0884, 5.37%, 9/1/2032	947	968
Pool # BS6822, 3.81%, 10/1/2032	220	204
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8528, 4.31%, 10/1/2032	520	501
Pool # BS6872, 4.41%, 10/1/2032	85	82
Pool # BS6928, 4.55%, 10/1/2032	90	88
Pool # BS6954, 4.93%, 10/1/2032	175	175
Pool # BM6491, 1.46%, 11/1/2032 (e)	678	536
Pool # BM6492, 1.51%, 11/1/2032 (e)	855	679
Pool # BS6819, 4.12%, 11/1/2032	275	262
Pool # BS7090, 4.45%, 12/1/2032	510	496
Pool # BS8428, 4.41%, 1/1/2033	355	342
Pool # BS5357, 3.41%, 3/1/2033	169	151
Pool # BS8416, 4.56%, 5/1/2033	165	161
Pool # AN9752, 3.65%, 7/1/2033	310	284
Pool # BS5511, 3.45%, 8/1/2033	222	199
Pool # BS5127, 3.15%, 9/1/2033	130	114
Pool # BZ0430, 4.32%, 2/1/2034	450	430
Pool # BL7124, 1.93%, 6/1/2035	154	121
Pool # BZ0217, 5.22%, 8/1/2035	347	350
Pool # AN0375, 3.76%, 12/1/2035	162	148
Pool # BF0045, 4.50%, 3/1/2052	55	52
Pool # BF0091, 3.50%, 5/1/2056	227	201
Pool # BF0108, 4.50%, 6/1/2056	107	101
Pool # BF0189, 3.00%, 6/1/2057	139	117
Pool # BF0219, 3.50%, 9/1/2057	574	507
Pool # BF0230, 5.50%, 1/1/2058	212	216
Pool # BF0497, 3.00%, 7/1/2060	122	101
Pool # BF0537, 3.00%, 3/1/2061	509	425
Pool # BF0561, 3.00%, 9/1/2061	667	556
Pool # BF0578, 2.50%, 12/1/2061	992	790
Pool # BF0580, 3.50%, 12/1/2061	115	101
Pool # BF0732, 2.50%, 6/1/2063	675	543
Pool # BF0733, 3.00%, 6/1/2063	604	503
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 1/25/2055 (f)	3,052	2,485
TBA, 4.00%, 1/25/2055 (f)	2,555	2,336
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	16	16
Pool # 784602, 4.00%, 5/20/2038	71	68
Pool # BS8546, 2.50%, 12/20/2050	246	204
Pool # 785294, 3.50%, 1/20/2051	255	225
Pool # CA8452, 3.00%, 2/20/2051	379	333
Pool # CA9005, 3.00%, 2/20/2051	340	307
Pool # CB1543, 3.00%, 2/20/2051	257	223
Pool # CA3588, 3.50%, 2/20/2051	263	235
Pool # CB1536, 3.50%, 2/20/2051	623	560
Pool # CB1542, 3.00%, 3/20/2051	260	226
SEE NOTES TO FINANCIAL STATEMENTS.

80	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4433, 3.00%, 3/20/2051	450	382
Pool # CC0070, 3.00%, 3/20/2051	42	38
Pool # CC8726, 3.00%, 3/20/2051	52	45
Pool # CC8738, 3.00%, 3/20/2051	73	63
Pool # CC8723, 3.50%, 3/20/2051	654	585
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	30	28
Pool # CC8727, 3.00%, 4/20/2051	91	79
Pool # CC8739, 3.00%, 4/20/2051	256	222
Pool # CC8740, 3.00%, 4/20/2051	213	185
Pool # CC8751, 3.00%, 4/20/2051	49	42
Pool # CE9911, 3.00%, 7/20/2051	129	112
Pool # CE9913, 3.00%, 7/20/2051	74	64
Pool # CE9914, 3.00%, 7/20/2051	69	60
Pool # CE9915, 3.00%, 7/20/2051	123	108
Pool # CA3563, 3.50%, 7/20/2051	255	231
Pool # CE2586, 3.50%, 7/20/2051	277	247
Pool # CK1527, 3.50%, 12/20/2051	193	174
Pool # CJ8184, 3.50%, 1/20/2052	208	186
Pool # CK2716, 3.50%, 2/20/2052	185	163
Pool # CK8295, 5.00%, 3/20/2052	139	134
Pool # CN3557, 4.50%, 5/20/2052	110	106
Pool # CN3127, 5.00%, 8/20/2052	131	128
Pool # CU6748, 6.00%, 9/20/2053	296	299
Pool # DA2721, 5.50%, 3/20/2054	159	158
Pool # DB0470, 5.50%, 3/20/2054	743	741
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	206	180
Pool # CV6672, 5.00%, 7/20/2062	131	126
Pool # CU1093, 5.50%, 6/20/2063	128	126
Pool # CU1092, 6.00%, 6/20/2063	155	155
Pool # CT6283, 6.00%, 7/20/2063	207	207
Pool # CW0095, 6.00%, 7/20/2063	175	175
Total Mortgage-Backed Securities (Cost $61,653)		59,042
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bonds
4.63%, 2/15/2040	1,100	1,083
3.13%, 2/15/2043	8,415	6,647
3.88%, 2/15/2043	605	534
3.63%, 8/15/2043	147	125
3.00%, 8/15/2048	6,630	4,842
1.38%, 8/15/2050	234	114
1.63%, 11/15/2050	2,599	1,355
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.13%, 8/15/2053	4,050	3,607
U.S. Treasury Notes
4.00%, 12/15/2025 (g)	850	849
4.25%, 1/31/2026 (g)	3,571	3,571
3.50%, 1/31/2028	5,895	5,760
1.38%, 10/31/2028	3,690	3,305
3.13%, 8/31/2029	9,669	9,158
4.88%, 10/31/2030	10,060	10,282
2.75%, 8/15/2032	1,637	1,452
3.50%, 2/15/2033	560	521
3.88%, 8/15/2033	2,645	2,517
4.00%, 2/15/2034	355	340
U.S. Treasury STRIPS Bonds 5.01%, 11/15/2040 (h)	210	94
Total U.S. Treasury Obligations (Cost $58,436)		56,156
Asset-Backed Securities — 1.0%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	39	36
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class AS, 5.59%, 12/18/2037 (b) (e)	31	31
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	170	162
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	109	103
Series 2016-3, Class AA, 3.00%, 10/15/2028	75	70
Series 2017-2, Class A, 3.60%, 10/15/2029	648	596
Series 2021-1, Class B, 3.95%, 7/11/2030	151	139
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	100	101
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	205	206
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	202	200
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	100	98
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (b)	100	97
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (b)	100	94
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (b)	330	306
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (b)	240	218
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	81

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (b)	285	286
Series 2024-1A, Class A, 5.36%, 6/20/2030 (b)	155	157
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (b)	445	418
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (b)	510	472
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	576
Series 2024-1, Class D, 6.03%, 11/15/2029	170	172
Series 2024-2, Class C, 6.07%, 2/15/2030	610	621
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	93	91
Series 2024-2A, Class A, 5.36%, 9/15/2039 (b)	627	619
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	252
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	155	138
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (b) (e)	275	276
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (b) (e)	548	535
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (b)	230	230
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (b)	270	271
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	155	159
Series 2024-2A, Class C, 6.70%, 10/16/2034 (b)	635	650
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	265	255
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	30	30
Series 2021-1A, Class C, 2.70%, 11/21/2033 (b)	34	33
Drive Auto Receivables Trust Series 2024-1, Class C, 5.43%, 11/17/2031	125	126
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	90	90
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	190	191
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	130	133
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (b)	68	64
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (b)	100	101
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	115	116
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	123
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	252
FHF Issuer Trust
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (b)	151	153
Series 2024-1A, Class B, 6.26%, 3/15/2030 (b)	235	241
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	103	105
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (b)	260	246
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (b)	100	97
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	240	241
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	150	139
Ford Credit Auto Owner Trust Series 2024-1, Class A, 4.87%, 8/15/2036 (b) (d)	500	501
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	183	189
Series 2024-2A, Class A, 4.60%, 3/15/2050 (b)	237	234
Series 2024-2A, Class B, 4.93%, 3/15/2050 (b)	100	99
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (b)	785	790
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (b)	225	222
Series 2024-2A, Class B, 5.65%, 3/25/2038 (b)	371	373
Series 2024-1B, Class B, 5.99%, 9/15/2039 (b)	400	403
Series 2024-1B, Class C, 6.62%, 9/15/2039 (b)	135	136
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (b)	231	227
Series 2024-A, Class B, 5.84%, 3/15/2043 (b)	267	269
Series 2024-A, Class C, 6.32%, 3/15/2043 (b)	320	324
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (b)	221	208
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	141	125
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (b)	170	159
SEE NOTES TO FINANCIAL STATEMENTS.

82	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	51	52
Lendbuzz Securitization Trust Series 2024-1A, Class B, 6.58%, 9/15/2029 (b)	250	255
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (b)	200	201
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	195	186
Series 2024-AA, Class C, 6.00%, 9/22/2036 (b)	199	199
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (b)	96	90
Series 2024-1A, Class B, 5.51%, 2/20/2043 (b)	123	123
Series 2024-1A, Class C, 6.20%, 2/20/2043 (b)	151	153
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (b)	310	292
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	117	113
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	143	138
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (b)	355	345
Series 2023-3A, Class B, 6.48%, 7/20/2029 (b)	140	143
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	145	147
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	225	222
Series 2022-1A, Class B, 5.07%, 6/14/2029 (b)	295	296
Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	190	192
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	259	251
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	15	15
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	270	244
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (b)	545	553
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (b) (e)	58	58
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (b) (e)	225	200
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (b) (e)	500	439
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	453	438
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (b)	250	240
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (b)	100	90
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (b) (e)	100	90
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (b) (e)	125	112
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (b)	285	259
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (b)	650	585
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (b)	565	508
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (b)	195	197
Reach Abs Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (b)	190	192
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	51	50
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	294	290
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	600	606
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	120	120
Series 2024-2, Class C, 5.84%, 6/17/2030	480	489
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (b)	900	911
Series 2024-A, Class A4, 5.24%, 1/22/2029 (b)	325	327
SCF Equipment Leasing LLC
Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	195	199
Series 2024-1A, Class C, 5.82%, 9/20/2032 (b)	145	147
Series 2023-1A, Class C, 6.77%, 8/22/2033 (b)	170	177
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (b)	325	328
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (b)	37	36
Series 2021-2A, Class B, 1.80%, 9/20/2038 (b)	21	20
Series 2022-2A, Class C, 6.36%, 6/20/2040 (b)	94	94
Series 2024-1A, Class C, 5.94%, 1/20/2043 (b)	114	114
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (b)	260	262
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (b)	295	300
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	83

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (b)	380	375
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (b)	105	102
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	45	43
Series 2018-1, Class A, 3.70%, 3/1/2030	89	81
Series 2024-1, Class AA, 5.45%, 2/15/2037	338	338
Verizon Master Trust Series 2024-7, Class A, 4.35%, 8/20/2032 (b)	500	490
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (b) (d)	19	19
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (b) (d)	97	97
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (b) (d)	96	96
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (b) (d)	81	81
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (b) (d)	66	66
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (b) (d)	108	108
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (b) (d)	104	104
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	348	350
Series 2024-1A, Class C, 7.06%, 1/20/2038 (b)	218	219
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	200	202
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	100	102
World Financial Network Credit Card Master Trust Series 2023-A, Class A, 5.02%, 3/15/2030	235	236
Total Asset-Backed Securities (Cost $30,448)		30,572
Collateralized Mortgage Obligations — 0.5%
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.27%, 7/25/2043 (b) (e)	190	197
CSMC Trust Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (b) (e)	143	142
FARM Mortgage Trust Series 2024-2, Class A, 5.20%, 8/1/2054 (b) (e)	225	218
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	220	183
Series 2018-1, Class M60C, 3.50%, 5/25/2057	162	150
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-3, Class M55D, 4.00%, 8/25/2057 (e)	216	200
Series 2018-2, Class M55D, 4.00%, 11/25/2057	271	251
Series 2018-4, Class M55D, 4.00%, 3/25/2058	135	126
Series 2019-1, Class MT, 3.50%, 7/25/2058	78	68
Series 2019-1, Class M55D, 4.00%, 7/25/2058	319	293
Series 2019-2, Class M55D, 4.00%, 8/25/2058	241	221
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	177
Series 2019-3, Class M55D, 4.00%, 10/25/2058	226	209
Series 2019-4, Class M55D, 4.00%, 2/25/2059	84	77
Series 2020-3, Class MT, 2.00%, 5/25/2060	665	521
Series 2022-1, Class MTU, 3.25%, 11/25/2061	77	66
Series 2024-2, Class MT, 3.50%, 5/25/2064	416	359
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	223	224
Series 3674, Class HZ, 5.50%, 5/15/2040	354	362
Series 4065, Class QB, 3.00%, 6/15/2042	185	164
Series 4116, Class UC, 2.50%, 10/15/2042	188	132
Series 4941, Class KG, 2.00%, 12/15/2047	540	446
Series 4941, Class IA, IO, 4.50%, 7/25/2049	696	129
Series 5054, Class PB, 1.00%, 11/25/2050	424	320
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,759	368
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,346	194
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	65	67
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	119	120
Series 2002-T4, Class A1, 6.50%, 12/25/2041	13	14
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	86	85
Series 2018-72, Class VB, 3.50%, 10/25/2031	249	241
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	160
Series 2011-41, Class KA, 4.00%, 1/25/2041	3	2
Series 2011-126, Class JB, 2.50%, 12/25/2041	446	403
Series 2012-108, Class PL, 3.00%, 10/25/2042	128	114
Series 2022-4, Class TA, 1.00%, 4/25/2051	218	170
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,801	386
Series 2019-7, Class CA, 3.50%, 11/25/2057	266	251
Series 2018-75, Class UZ, 4.00%, 10/25/2058	871	788
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	126	127
GNMA
Series 2016-61, Class A, 2.00%, 9/20/2042	346	281
SEE NOTES TO FINANCIAL STATEMENTS.

84	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-32, Class IA, IO, 4.01%, 3/16/2047 (e)	2,950	528
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	208
Series 2020-185, Class PE, 1.50%, 12/20/2050	248	185
Series 2021-83, Class KB, 1.25%, 5/20/2051	295	226
Series 2022-151, Class B, 4.25%, 9/20/2052	150	117
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	669
Series 2012-H31, Class FD, 5.11%, 12/20/2062 (e)	52	51
Series 2024-57, Class PT, 4.50%, 4/20/2064	727	689
Series 2015-H16, Class FG, 5.21%, 7/20/2065 (e)	45	45
Series 2016-H13, Class FT, 5.35%, 5/20/2066 (e)	10	10
Series 2016-H26, Class FC, 5.77%, 12/20/2066 (e)	178	178
Series 2021-H14, Class YD, 7.41%, 6/20/2071 (e)	201	173
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (d)	76	76
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (d)	325	322
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (d)	400	402
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (b) (d)	650	657
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (b) (d)	840	829
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (d)	185	183
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (b)	360	329
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	360	303
Total Collateralized Mortgage Obligations (Cost $15,600)		15,186
Commercial Mortgage-Backed Securities — 0.2%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	170	162
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 5.95%, 6/10/2037 (b) (e)	705	713
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.37%, 7/25/2041 (b) (e)	106	104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	218
Series K140, Class A2, 2.25%, 1/25/2032	262	221
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	185	171
FNMA ACES
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (e)	1,529	77
Series 2017-M11, Class A2, 2.98%, 8/25/2029	141	131
Series 2020-M50, Class A2, 1.20%, 10/25/2030	126	117
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (e)	2,024	97
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (e)	185	151
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (e)	365	303
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (e)	175	168
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	794
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	28	27
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (e)	723	50
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (b) (e)	125	115
Series 2016-K56, Class B, 3.95%, 6/25/2049 (b) (e)	90	88
Series 2016-K58, Class B, 3.74%, 9/25/2049 (b) (e)	465	454
Series 2017-K67, Class C, 3.95%, 9/25/2049 (b) (e)	375	361
Series 2020-K737, Class B, 3.33%, 1/25/2053 (b) (e)	120	116
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.57%, 11/25/2053 (b) (e)	199	207
Series 2024-01, Class M7, 7.32%, 7/25/2054 (b) (e)	155	156
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	150	150
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	195	164
Total Commercial Mortgage-Backed Securities (Cost $5,418)		5,315
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	85

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.0% ^
United Mexican States 6.00%, 5/7/2036 (Cost $198)	200	188
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	54
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (j) (Cost $51,564)	51,564	51,564
Total Investments — 99.9% (Cost $2,423,672)		3,009,560
Other Assets in Excess of Liabilities — 0.1%		2,876
NET ASSETS — 100.0%		3,012,436

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of December 31, 2024.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of December 31, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of December 31, 2024.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

86	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	29	03/20/2025	USD	3,154	(30)
Russell 2000 E-Mini Index	201	03/21/2025	USD	22,611	(1,147)
S&P Midcap 400 E-Mini Index	96	03/21/2025	USD	30,207	(1,607)
U.S. Treasury 2 Year Note	105	03/31/2025	USD	21,590	(38)
U.S. Treasury 5 Year Note	28	03/31/2025	USD	2,977	(14)
					(2,836)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(12)	03/20/2025	USD	(1,335)	41
U.S. Treasury Ultra Bond	(11)	03/20/2025	USD	(1,305)	45
					86
					(2,750)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	87

JPMorgan SmartRetirement® Blend 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 63.6%
Fixed Income — 17.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	13,693	138,569
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	38,907	277,020
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,626	16,309
JPMorgan High Yield Fund Class R6 Shares (a)	7,338	47,622
Total Fixed Income		479,520
International Equity — 3.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,253	100,788
U.S. Equity — 42.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,998	1,146,825
Total Investment Companies (Cost $1,230,283)		1,727,133
Exchange-Traded Funds — 34.6%
Alternative Assets — 1.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	471	44,130
Fixed Income — 2.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,018	46,002
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	257	11,831
Total Fixed Income		57,833
International Equity — 23.9%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,967	100,350
JPMorgan BetaBuilders International Equity ETF (a)	9,574	546,637
Total International Equity		646,987
U.S. Equity — 7.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,305	125,642
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	924	62,941
Total U.S. Equity		188,583
Total Exchange-Traded Funds (Cost $808,545)		937,533
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $3,243)	3,243	3,243
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $36,029)	36,029	36,029
Total Investments — 99.6% (Cost $2,078,100)		2,703,938
Other Assets in Excess of Liabilities — 0.4%		9,797
NET ASSETS — 100.0%		2,713,735

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

88	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	181	03/21/2025	USD	20,362	(1,029)
S&P Midcap 400 E-Mini Index	87	03/21/2025	USD	27,375	(1,453)
					(2,482)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	89

JPMorgan SmartRetirement® Blend 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 60.9%
Fixed Income — 10.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	7,213	72,992
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	20,495	145,923
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,384	8,599
JPMorgan High Yield Fund Class R6 Shares (a)	2,417	15,687
Total Fixed Income		243,201
International Equity — 4.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,835	94,059
U.S. Equity — 46.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,178	1,074,463
Total Investment Companies (Cost $952,474)		1,411,723
Exchange-Traded Funds — 37.3%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	440	41,246
Fixed Income — 1.7%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	537	24,232
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	338	15,589
Total Fixed Income		39,821
International Equity — 26.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,836	93,650
JPMorgan BetaBuilders International Equity ETF (a)	8,959	511,543
Total International Equity		605,193
U.S. Equity — 7.7%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,245	119,744
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	885	60,308
Total U.S. Equity		180,052
Total Exchange-Traded Funds (Cost $753,132)		866,312
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,832)	2,832	2,832
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $30,593)	30,593	30,593
Total Investments — 99.6% (Cost $1,739,031)		2,311,460
Other Assets in Excess of Liabilities — 0.4%		8,851
NET ASSETS — 100.0%		2,320,311

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

90	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	155	03/21/2025	USD	17,437	(885)
S&P Midcap 400 E-Mini Index	74	03/21/2025	USD	23,285	(1,254)
					(2,139)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	91

JPMorgan SmartRetirement® Blend 2050 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.6%
Fixed Income — 6.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,789	38,341
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,765	76,649
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	752	4,669
JPMorgan High Yield Fund Class R6 Shares (a)	1,295	8,404
Total Fixed Income		128,063
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,914	79,223
U.S. Equity — 48.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,255	904,788
Total Investment Companies (Cost $729,398)		1,112,074
Exchange-Traded Funds — 38.5%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	372	34,841
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	282	12,728
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	181	8,352
Total Fixed Income		21,080
International Equity — 27.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,547	78,879
JPMorgan BetaBuilders International Equity ETF (a)	7,543	430,712
Total International Equity		509,591
U.S. Equity — 8.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,058	101,836
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	753	51,261
Total U.S. Equity		153,097
Total Exchange-Traded Funds (Cost $624,003)		718,609
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $2,287)	2,287	2,287
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $30,142)	30,142	30,142
Total Investments — 99.8% (Cost $1,385,830)		1,863,112
Other Assets in Excess of Liabilities — 0.2%		3,331
NET ASSETS — 100.0%		1,866,443

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

92	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	125	03/21/2025	USD	14,062	(719)
S&P Midcap 400 E-Mini Index	59	03/21/2025	USD	18,565	(998)
					(1,717)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	93

JPMorgan SmartRetirement® Blend 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.6%
Fixed Income — 6.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,283	23,099
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,486	46,179
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	453	2,813
JPMorgan High Yield Fund Class R6 Shares (a)	780	5,063
Total Fixed Income		77,154
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,961	47,730
U.S. Equity — 48.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	6,178	545,105
Total Investment Companies (Cost $449,605)		669,989
Exchange-Traded Funds — 38.5%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	224	20,991
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	170	7,668
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	109	5,032
Total Fixed Income		12,700
International Equity — 27.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	932	47,522
JPMorgan BetaBuilders International Equity ETF (a)	4,544	259,490
Total International Equity		307,012
U.S. Equity — 8.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	638	61,353
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	453	30,883
Total U.S. Equity		92,236
Total Exchange-Traded Funds (Cost $375,979)		432,939
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $1,404)	1,404	1,404
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $18,434)	18,434	18,434
Total Investments — 99.9% (Cost $845,422)		1,122,766
Other Assets in Excess of Liabilities — 0.1%		1,393
NET ASSETS — 100.0%		1,124,159

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

94	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	75	03/21/2025	USD	8,437	(437)
S&P Midcap 400 E-Mini Index	36	03/21/2025	USD	11,328	(617)
					(1,054)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	95

JPMorgan SmartRetirement® Blend 2060 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.6%
Fixed Income — 6.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,227	12,412
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	3,485	24,814
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	243	1,512
JPMorgan High Yield Fund Class R6 Shares (a)	419	2,721
Total Fixed Income		41,459
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,591	25,648
U.S. Equity — 48.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,320	292,903
Total Investment Companies (Cost $262,614)		360,010
Exchange-Traded Funds — 38.5%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	120	11,280
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	91	4,120
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	59	2,704
Total Fixed Income		6,824
International Equity — 27.3%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	501	25,536
JPMorgan BetaBuilders International Equity ETF (a)	2,442	139,438
Total International Equity		164,974
U.S. Equity — 8.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	342	32,968
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	244	16,595
Total U.S. Equity		49,563
Total Exchange-Traded Funds (Cost $208,007)		232,641
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $777)	777	777
	SHARES (000)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $7,868)	7,868	7,868
Total Investments — 99.5% (Cost $479,266)		601,296
Other Assets in Excess of Liabilities — 0.5%		2,926
NET ASSETS — 100.0%		604,222

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

96	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	40	03/21/2025	USD	4,500	(233)
S&P Midcap 400 E-Mini Index	19	03/21/2025	USD	5,979	(325)
					(558)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	97

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 59.1%
Fixed Income — 6.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	101	1,015
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	285	2,030
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	20	124
JPMorgan High Yield Fund Class R6 Shares (a)	34	223
Total Fixed Income		3,392
International Equity — 4.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	130	2,098
U.S. Equity — 48.1%
JPMorgan Equity Index Fund Class R6 Shares (a)	272	23,966
Total Investment Companies (Cost $25,974)		29,456
Exchange-Traded Funds — 38.2%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	10	923
Fixed Income — 1.1%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	7	337
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	5	222
Total Fixed Income		559
International Equity — 27.1%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	41	2,089
JPMorgan BetaBuilders International Equity ETF (a)	200	11,409
Total International Equity		13,498
U.S. Equity — 8.2%
iShares Russell 2000 ETF	6	1,362
SPDR S&P MidCap 400 ETF Trust	5	2,702
Total U.S. Equity		4,064
Total Exchange-Traded Funds (Cost $18,669)		19,044
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 4.25%, 1/31/2026 (b) (Cost $117)	117	117
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c) (Cost $1,203)	1,203	1,203
Total Investments — 100.0% (Cost $45,963)		49,820
Other Assets in Excess of Liabilities — 0.0% ^		24
NET ASSETS — 100.0%		49,844

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of December 31, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

98	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	3	03/21/2025	USD	337	(18)
S&P Midcap 400 E-Mini Index	2	03/21/2025	USD	629	(22)
					(40)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	99

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
ASSETS:
Investments in non-affiliates, at value	$194,034	$236,382	$508,307
Investments in affiliates, at value	531,594	646,156	1,462,099
Receivables:
Investment securities sold	3,729	4,046	14,997
Investment securities sold — delayed delivery securities	—	—	3,653
Fund shares sold	753	774	2,149
Interest from non-affiliates	1,505	1,604	3,977
Dividends from affiliates	298	366	721
Variation margin on futures contracts	—	5	—
Due from adviser	22	9	13
Total Assets	731,935	889,342	1,995,916
LIABILITIES:
Payables:
Due to custodian	216	1,080	206
Distributions	596	495	1,786
Investment securities purchased	3,219	3,850	9,087
Investment securities purchased — delayed delivery securities	1,415	—	6,289
Fund shares redeemed	1,420	412	2,411
Variation margin on futures contracts	5	—	9
Accrued liabilities:
Administration fees	25	33	82
Distribution fees	— (a)	— (a)	1
Service fees	5	4	9
Custodian and accounting fees	7	6	11
Trustees’ and Chief Compliance Officer’s fees	1	— (a)	— (a)
Other	44	60	74
Total Liabilities	6,953	5,940	19,965
Net Assets	$724,982	$883,402	$1,975,951

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
NET ASSETS:
Paid-in-Capital	$692,882	$854,125	$1,810,012
Total distributable earnings (loss)	32,100	29,277	165,939
Total Net Assets	$724,982	$883,402	$1,975,951
Net Assets:
Class I	$266	$541	$3,067
Class R2	20	142	1,541
Class R3	217	1,200	3,196
Class R4	16,521	14,072	29,161
Class R5	12,720	8,837	15,555
Class R6	695,238	858,610	1,923,431
Total	$724,982	$883,402	$1,975,951
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	14	27	133
Class R2	1	7	67
Class R3	12	59	137
Class R4	912	695	1,269
Class R5	703	437	677
Class R6	38,357	42,466	83,705
Net Asset Value (a):
Class I — Offering and redemption price per share	$18.19	$20.37	$23.06
Class R2 — Offering and redemption price per share	18.16	20.18	22.92
Class R3 — Offering and redemption price per share	18.65	20.61	23.31
Class R4 — Offering and redemption price per share	18.11	20.22	22.98
Class R5 — Offering and redemption price per share	18.11	20.23	23.00
Class R6 — Offering and redemption price per share	18.13	20.22	22.98
Cost of investments in non-affiliates	$205,331	$257,239	$540,939
Cost of investments in affiliates	441,634	525,051	1,155,640

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	101

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
ASSETS:
Investments in non-affiliates, at value	$611,417	$230,556	$3,243
Investments in affiliates, at value	2,132,947	2,779,004	2,700,695
Cash	311	—	—
Receivables:
Investment securities sold	22,625	22,567	24,778
Investment securities sold — delayed delivery securities	580	21	—
Fund shares sold	4,269	5,931	4,594
Interest from non-affiliates	4,628	1,993	58
Dividends from affiliates	679	444	268
Variation margin on futures contracts	69	88	78
Due from adviser	—	50	40
Total Assets	2,777,525	3,040,654	2,733,754
LIABILITIES:
Payables:
Due to custodian	—	69	343
Distributions	2,074	3,160	2,301
Investment securities purchased	14,936	18,598	16,218
Investment securities purchased — delayed delivery securities	6,721	4,966	—
Fund shares redeemed	799	1,191	934
Accrued liabilities:
Investment advisory fees	13	—	—
Administration fees	116	127	116
Distribution fees	1	2	1
Service fees	13	13	12
Custodian and accounting fees	15	15	12
Trustees’ and Chief Compliance Officer’s fees	1	1	1
Other	76	76	81
Total Liabilities	24,765	28,218	20,019
Net Assets	$2,752,760	$3,012,436	$2,713,735
SEE NOTES TO FINANCIAL STATEMENTS.

102	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
NET ASSETS:
Paid-in-Capital	$2,386,522	$2,514,989	$2,147,326
Total distributable earnings (loss)	366,238	497,447	566,409
Total Net Assets	$2,752,760	$3,012,436	$2,713,735
Net Assets:
Class I	$7,423	$1,297	$4,271
Class R2	437	634	424
Class R3	5,457	6,428	5,687
Class R4	40,338	44,062	38,067
Class R5	19,256	22,951	15,135
Class R6	2,679,849	2,937,064	2,650,151
Total	$2,752,760	$3,012,436	$2,713,735
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	286	44	137
Class R2	16	21	14
Class R3	208	220	181
Class R4	1,555	1,517	1,222
Class R5	743	791	485
Class R6	103,360	101,146	85,105
Net Asset Value (a):
Class I — Offering and redemption price per share	$25.99	$29.12	$31.20
Class R2 — Offering and redemption price per share	25.92	29.21	31.02
Class R3 — Offering and redemption price per share	26.24	29.20	31.42
Class R4 — Offering and redemption price per share	25.93	29.03	31.13
Class R5 — Offering and redemption price per share	25.93	29.05	31.16
Class R6 — Offering and redemption price per share	25.93	29.04	31.14
Cost of investments in non-affiliates	$650,769	$238,204	$3,243
Cost of investments in affiliates	1,618,430	2,185,468	2,074,857

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	103

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
ASSETS:
Investments in non-affiliates, at value	$2,832	$2,287	$1,404
Investments in affiliates, at value	2,308,628	1,860,825	1,121,362
Cash	151	120	82
Receivables:
Investment securities sold	21,278	9,889	6,030
Fund shares sold	4,622	6,395	2,874
Interest from non-affiliates	50	41	25
Dividends from affiliates	210	114	68
Variation margin on futures contracts	67	54	32
Total Assets	2,337,838	1,879,725	1,131,877
LIABILITIES:
Payables:
Distributions	2,159	2,710	446
Investment securities purchased	14,256	9,814	6,294
Fund shares redeemed	907	564	847
Accrued liabilities:
Investment advisory fees	8	22	8
Administration fees	99	78	45
Distribution fees	1	1	— (a)
Service fees	9	9	5
Custodian and accounting fees	10	9	6
Trustees’ and Chief Compliance Officer’s fees	1	1	1
Other	77	74	66
Total Liabilities	17,527	13,282	7,718
Net Assets	$2,320,311	$1,866,443	$1,124,159

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

104	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
NET ASSETS:
Paid-in-Capital	$1,787,215	$1,419,144	$862,831
Total distributable earnings (loss)	533,096	447,299	261,328
Total Net Assets	$2,320,311	$1,866,443	$1,124,159
Net Assets:
Class I	$4,857	$1,530	$948
Class R2	719	975	374
Class R3	3,940	2,511	1,406
Class R4	29,597	30,639	17,307
Class R5	13,045	10,154	7,317
Class R6	2,268,153	1,820,634	1,096,807
Total	$2,320,311	$1,866,443	$1,124,159
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	148	46	29
Class R2	23	30	11
Class R3	120	76	43
Class R4	902	929	528
Class R5	397	307	223
Class R6	69,048	55,110	33,395
Net Asset Value (a):
Class I — Offering and redemption price per share	$32.85	$33.17	$32.88
Class R2 — Offering and redemption price per share	32.66	32.76	32.80
Class R3 — Offering and redemption price per share	32.99	33.25	32.83
Class R4 — Offering and redemption price per share	32.80	33.01	32.78
Class R5 — Offering and redemption price per share	32.83	33.03	32.84
Class R6 — Offering and redemption price per share	32.85	33.04	32.84
Cost of investments in non-affiliates	$2,832	$2,287	$1,404
Cost of investments in affiliates	1,736,199	1,383,543	844,018

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	105

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
ASSETS:
Investments in non-affiliates, at value	$777	$4,181
Investments in affiliates, at value	600,519	45,639
Cash	45	—
Receivables:
Investment securities sold	5,583	310
Fund shares sold	1,368	482
Interest from non-affiliates	14	2
Dividends from non-affiliates	—	10
Dividends from affiliates	36	3
Variation margin on futures contracts	17	2
Due from adviser	4	22
Other assets	—	36
Total Assets	608,363	50,687
LIABILITIES:
Payables:
Due to custodian	—	376
Distributions	175	6
Investment securities purchased	3,711	402
Fund shares redeemed	180	16
Accrued liabilities:
Administration fees	21	—
Distribution fees	— (a)	— (a)
Service fees	5	— (a)
Custodian and accounting fees	6	7
Trustees’ and Chief Compliance Officer’s fees	1	2
Other	42	34
Total Liabilities	4,141	843
Net Assets	$604,222	$49,844

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

106	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
NET ASSETS:
Paid-in-Capital	$489,681	$46,191
Total distributable earnings (loss)	114,541	3,653
Total Net Assets	$604,222	$49,844
Net Assets:
Class I	$12,630	$34
Class R2	845	27
Class R3	179	29
Class R4	6,063	29
Class R5	3,460	59
Class R6	581,045	49,666
Total	$604,222	$49,844
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class I	493	2
Class R2	33	1
Class R3	7	1
Class R4	237	1
Class R5	135	3
Class R6	22,667	2,444
Net Asset Value (a):
Class I — Offering and redemption price per share	$25.63	$20.31
Class R2 — Offering and redemption price per share	25.48	20.30
Class R3 — Offering and redemption price per share	25.91	20.30
Class R4 — Offering and redemption price per share	25.64	20.32
Class R5 — Offering and redemption price per share	25.63	20.31
Class R6 — Offering and redemption price per share	25.63	20.32
Cost of investments in non-affiliates	$777	$3,776
Cost of investments in affiliates	478,489	42,187

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	107

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,443	$5,242	$11,455
Interest income from affiliates	— (a)	— (a)	1
Dividend income from affiliates	9,988	12,228	26,329
Total investment income	14,431	17,470	37,785
EXPENSES:
Investment advisory fees	572	706	1,575
Administration fees	286	353	788
Distribution fees:
Class R2	— (a)	— (a)	4
Class R3	— (a)	1	4
Service fees:
Class I	1	1	4
Class R2	— (a)	— (a)	2
Class R3	— (a)	1	4
Class R4	21	18	36
Class R5	6	5	8
Custodian and accounting fees	31	29	48
Interest expense to affiliates	— (a)	— (a)	2
Professional fees	21	21	23
Trustees’ and Chief Compliance Officer’s fees	14	14	16
Printing and mailing costs	18	20	24
Registration and filing fees	45	45	40
Transfer agency fees (See Note 2.I.)	6	6	11
Other	8	9	15
Total expenses	1,029	1,229	2,604
Less fees waived	(691)	(840)	(1,819)
Less expense reimbursements	(107)	(111)	(103)
Net expenses	231	278	682
Net investment income (loss)	14,200	17,192	37,103

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

108	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(863)	$(1,639)	$(3,456)
Investments in affiliates	1,900	2,399	15,799
Futures contracts	90	102	252
Net realized gain (loss)	1,127	862	12,595
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,594	2,764	5,129
Investments in affiliates	12,207	15,313	27,495
Futures contracts	(75)	(9)	(204)
Change in net unrealized appreciation/depreciation	13,726	18,068	32,420
Net realized/unrealized gains (losses)	14,853	18,930	45,015
Change in net assets resulting from operations	$29,053	$36,122	$82,118
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	109

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$13,443	$5,373	$87
Interest income from affiliates	1	2	1
Dividend income from affiliates	33,670	41,797	37,834
Total investment income	47,114	47,172	37,922
EXPENSES:
Investment advisory fees	2,131	2,315	2,087
Administration fees	1,066	1,158	1,043
Distribution fees:
Class R2	1	1	1
Class R3	7	8	6
Service fees:
Class I	9	2	5
Class R2	— (a)	1	1
Class R3	7	8	6
Class R4	50	54	47
Class R5	10	11	8
Custodian and accounting fees	60	62	38
Interest expense to affiliates	2	— (a)	—
Professional fees	25	25	26
Trustees’ and Chief Compliance Officer’s fees	17	17	17
Printing and mailing costs	30	35	36
Registration and filing fees	46	45	43
Transfer agency fees (See Note 2.I.)	14	15	14
Other	19	18	16
Total expenses	3,494	3,775	3,394
Less fees waived	(2,364)	(2,656)	(2,394)
Less expense reimbursements	(9)	(253)	(195)
Net expenses	1,121	866	805
Net investment income (loss)	45,993	46,306	37,117

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

110	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(2,593)	$(179)	$3
Investments in affiliates	14,110	9,090	11,563
Futures contracts	6,364	5,762	5,074
Net realized gain (loss)	17,881	14,673	16,640
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	3,714	126	6
Investments in affiliates	49,947	74,532	73,970
Futures contracts	(3,075)	(2,730)	(2,445)
Change in net unrealized appreciation/depreciation	50,586	71,928	71,531
Net realized/unrealized gains (losses)	68,467	86,601	88,171
Change in net assets resulting from operations	$114,460	$132,907	$125,288
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	111

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$75	$62	$39
Interest income from affiliates	1	2	1
Dividend income from affiliates	29,885	23,014	14,063
Total investment income	29,961	23,078	14,103
EXPENSES:
Investment advisory fees	1,795	1,449	883
Administration fees	898	724	441
Distribution fees:
Class R2	2	2	1
Class R3	5	3	2
Service fees:
Class I	6	2	1
Class R2	1	1	— (a)
Class R3	5	3	2
Class R4	36	39	21
Class R5	7	5	4
Custodian and accounting fees	33	27	17
Interest expense to affiliates	—	—	— (a)
Professional fees	24	23	22
Trustees’ and Chief Compliance Officer’s fees	17	16	15
Printing and mailing costs	37	37	36
Registration and filing fees	42	43	42
Transfer agency fees (See Note 2.I.)	12	11	8
Other	15	12	9
Total expenses	2,935	2,397	1,504
Less fees waived	(1,968)	(1,505)	(963)
Less expense reimbursements	(7)	(5)	(5)
Net expenses	960	887	536
Net investment income (loss)	29,001	22,191	13,567
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	2	2	3
Investments in affiliates	11,484	10,778	6,974
Futures contracts	4,358	3,482	2,131
Net realized gain (loss)	15,844	14,262	9,108
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	5	4	2
Investments in affiliates	69,273	56,830	34,569
Futures contracts	(2,107)	(1,691)	(1,038)
Change in net unrealized appreciation/depreciation	67,171	55,143	33,533
Net realized/unrealized gains (losses)	83,015	69,405	42,641
Change in net assets resulting from operations	$112,016	$91,596	$56,208

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

112	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$25	$2
Dividend income from non-affiliates	—	25
Dividend income from affiliates	7,837	518
Total investment income	7,862	545
EXPENSES:
Investment advisory fees	485	31
Administration fees	243	15
Distribution fees:
Class R2	2	— (a)
Class R3	— (a)	— (a)
Service fees:
Class I	16	— (a)
Class R2	1	— (a)
Class R3	— (a)	— (a)
Class R4	7	— (a)
Class R5	2	— (a)
Custodian and accounting fees	14	16
Professional fees	21	23
Trustees’ and Chief Compliance Officer’s fees	14	15
Printing and mailing costs	33	17
Registration and filing fees	59	61
Transfer agency fees (See Note 2.I.)	6	1
Other	7	8
Total expenses	910	187
Less fees waived	(600)	(46)
Less expense reimbursements	(4)	(125)
Net expenses	306	16
Net investment income (loss)	7,556	529
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1	(8)
Investments in affiliates	2,719	(137)
Futures contracts	1,138	63
Net realized gain (loss)	3,858	(82)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1	214
Investments in affiliates	19,716	830
Futures contracts	(550)	(40)
Change in net unrealized appreciation/depreciation	19,167	1,004
Net realized/unrealized gains (losses)	23,025	922
Change in net assets resulting from operations	$30,581	$1,451

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,200	$22,576	$17,192	$28,339
Net realized gain (loss)	1,127	(10,713)	862	(5,845)
Change in net unrealized appreciation/depreciation	13,726	46,033	18,068	52,326
Change in net assets resulting from operations	29,053	57,896	36,122	74,820
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(8)	(49)	(17)	(16)
Class R2	(1)	(1)	(5)	(1)
Class R3	(6)	—	(35)	(15)
Class R4	(538)	(416)	(458)	(409)
Class R5	(431)	(295)	(299)	(316)
Class R6	(24,208)	(19,758)	(29,971)	(27,235)
Total distributions to shareholders	(25,192)	(20,519)	(30,785)	(27,992)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	68,759	(53,958)	72,745	(111,799)
NET ASSETS:
Change in net assets	72,620	(16,581)	78,082	(64,971)
Beginning of period	652,362	668,943	805,320	870,291
End of period	$724,982	$652,362	$883,402	$805,320
SEE NOTES TO FINANCIAL STATEMENTS.

114	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2025 Fund		JPMorgan SmartRetirement® Blend 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$37,103	$61,952	$45,993	$73,979
Net realized gain (loss)	12,595	(18,081)	17,881	(17,590)
Change in net unrealized appreciation/depreciation	32,420	140,769	50,586	221,591
Change in net assets resulting from operations	82,118	184,640	114,460	277,980
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(97)	(126)	(207)	(152)
Class R2	(42)	(32)	(10)	(6)
Class R3	(93)	(30)	(138)	(40)
Class R4	(930)	(712)	(1,119)	(865)
Class R5	(517)	(434)	(560)	(458)
Class R6	(65,869)	(55,666)	(80,521)	(65,405)
Total distributions to shareholders	(67,548)	(57,000)	(82,555)	(66,926)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	40,344	(93,676)	141,654	(698)
NET ASSETS:
Change in net assets	54,914	33,964	173,559	210,356
Beginning of period	1,921,037	1,887,073	2,579,201	2,368,845
End of period	$1,975,951	$1,921,037	$2,752,760	$2,579,201
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2035 Fund		JPMorgan SmartRetirement® Blend 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,306	$73,355	$37,117	$60,757
Net realized gain (loss)	14,673	(18,760)	16,640	(12,413)
Change in net unrealized appreciation/depreciation	71,928	275,831	71,531	280,585
Change in net assets resulting from operations	132,907	330,426	125,288	328,929
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(32)	(69)	(95)	(69)
Class R2	(14)	(8)	(8)	(6)
Class R3	(144)	(83)	(113)	(29)
Class R4	(1,113)	(846)	(851)	(654)
Class R5	(610)	(483)	(358)	(279)
Class R6	(80,771)	(63,247)	(65,196)	(53,884)
Total distributions to shareholders	(82,684)	(64,736)	(66,621)	(54,921)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	157,652	151,549	99,276	113,406
NET ASSETS:
Change in net assets	207,875	417,239	157,943	387,414
Beginning of period	2,804,561	2,387,322	2,555,792	2,168,378
End of period	$3,012,436	$2,804,561	$2,713,735	$2,555,792
SEE NOTES TO FINANCIAL STATEMENTS.

116	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2045 Fund		JPMorgan SmartRetirement® Blend 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$29,001	$47,545	$22,191	$36,807
Net realized gain (loss)	15,844	(6,968)	14,262	(6,605)
Change in net unrealized appreciation/depreciation	67,171	256,210	55,143	216,929
Change in net assets resulting from operations	112,016	296,787	91,596	247,131
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(98)	(119)	(30)	(18)
Class R2	(11)	(11)	(15)	(11)
Class R3	(66)	(41)	(43)	(15)
Class R4	(601)	(436)	(587)	(468)
Class R5	(281)	(223)	(208)	(160)
Class R6	(50,892)	(41,782)	(38,953)	(32,690)
Total distributions to shareholders	(51,949)	(42,612)	(39,836)	(33,362)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	35,251	156,172	18,661	119,240
NET ASSETS:
Change in net assets	95,318	410,347	70,421	333,009
Beginning of period	2,224,993	1,814,646	1,796,022	1,463,013
End of period	$2,320,311	$2,224,993	$1,866,443	$1,796,022
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2055 Fund		JPMorgan SmartRetirement® Blend 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,567	$22,015	$7,556	$11,292
Net realized gain (loss)	9,108	(3,135)	3,858	(951)
Change in net unrealized appreciation/depreciation	33,533	129,425	19,167	67,237
Change in net assets resulting from operations	56,208	148,305	30,581	77,578
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(18)	(27)	(248)	(193)
Class R2	(6)	(5)	(13)	(9)
Class R3	(25)	(14)	(3)	—
Class R4	(337)	(240)	(121)	(65)
Class R5	(152)	(112)	(73)	(42)
Class R6	(23,704)	(19,025)	(12,742)	(9,040)
Total distributions to shareholders	(24,242)	(19,423)	(13,200)	(9,349)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,638)	120,131	2,381	123,561
NET ASSETS:
Change in net assets	30,328	249,013	19,762	191,790
Beginning of period	1,093,831	844,818	584,460	392,670
End of period	$1,124,159	$1,093,831	$604,222	$584,460
SEE NOTES TO FINANCIAL STATEMENTS.

118	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$529	$412
Net realized gain (loss)	(82)	(7)
Change in net unrealized appreciation/depreciation	1,004	2,428
Change in net assets resulting from operations	1,451	2,833
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1)	— (a)
Class R2	— (a)	— (a)
Class R3	— (a)	— (a)
Class R4	(1)	— (a)
Class R5	(1)	(1)
Class R6	(852)	(203)
Total distributions to shareholders	(855)	(204)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	18,366	20,726
NET ASSETS:
Change in net assets	18,962	23,355
Beginning of period	30,882	7,527
End of period	$49,844	$30,882

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$65	$81	$6	$21
Distributions reinvested	8	49	17	16
Cost of shares redeemed	(104)	(1,464)	(144)	(1,180)
Change in net assets resulting from Class I capital transactions	(31)	(1,334)	(121)	(1,143)
Class R2
Proceeds from shares issued	—	—	119	—
Distributions reinvested	— (a)	— (a)	5	1
Cost of shares redeemed	—	—	— (a)	—
Change in net assets resulting from Class R2 capital transactions	— (a)	— (a)	124	1
Class R3
Proceeds from shares issued	338	10	126	239
Distributions reinvested	2	—	35	15
Cost of shares redeemed	(329)	(549)	(79)	(1,271)
Change in net assets resulting from Class R3 capital transactions	11	(539)	82	(1,017)
Class R4
Proceeds from shares issued	2,742	2,652	1,254	2,252
Distributions reinvested	538	416	458	409
Cost of shares redeemed	(1,819)	(4,047)	(1,072)	(5,075)
Change in net assets resulting from Class R4 capital transactions	1,461	(979)	640	(2,414)
Class R5
Proceeds from shares issued	2,891	2,943	235	778
Distributions reinvested	431	295	299	316
Cost of shares redeemed	(1,064)	(4,652)	(1,856)	(4,061)
Change in net assets resulting from Class R5 capital transactions	2,258	(1,414)	(1,322)	(2,967)
Class R6
Proceeds from shares issued	165,518	84,185	174,820	71,748
Distributions reinvested	23,616	18,774	29,476	26,105
Cost of shares redeemed	(124,074)	(152,651)	(130,954)	(202,112)
Change in net assets resulting from Class R6 capital transactions	65,060	(49,692)	73,342	(104,259)
Total change in net assets resulting from capital transactions	$68,759	$(53,958)	$72,745	$(111,799)
SHARE TRANSACTIONS:
Class I
Issued	3	4	— (a)	— (a)
Reinvested	— (a)	3	1	1
Redeemed	(5)	(84)	(6)	(64)
Change in Class I Shares	(2)	(77)	(5)	(63)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

120	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend Income Fund		JPMorgan SmartRetirement® Blend 2020 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	—	—	6	—
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	—	—	— (a)	—
Change in Class R2 Shares	— (a)	— (a)	6	— (a)
Class R3
Issued	18	1	7	11
Reinvested	— (a)	—	2	1
Redeemed	(17)	(34)	(4)	(67)
Change in Class R3 Shares	1	(33)	5	(55)
Class R4
Issued	147	153	60	117
Reinvested	30	24	22	21
Redeemed	(97)	(237)	(51)	(265)
Change in Class R4 Shares	80	(60)	31	(127)
Class R5
Issued	156	170	11	42
Reinvested	24	17	15	16
Redeemed	(57)	(271)	(89)	(215)
Change in Class R5 Shares	123	(84)	(63)	(157)
Class R6
Issued	9,044	4,825	8,616	3,707
Reinvested	1,303	1,084	1,458	1,351
Redeemed	(6,610)	(8,838)	(6,259)	(10,492)
Change in Class R6 Shares	3,737	(2,929)	3,815	(5,434)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2025 Fund		JPMorgan SmartRetirement® Blend 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$78	$315	$784	$282
Distributions reinvested	97	126	203	152
Cost of shares redeemed	(17)	(2,244)	(150)	(711)
Change in net assets resulting from Class I capital transactions	158	(1,803)	837	(277)
Class R2
Proceeds from shares issued	24	85	46	80
Distributions reinvested	42	32	10	6
Cost of shares redeemed	— (a)	(5)	(1)	(122)
Change in net assets resulting from Class R2 capital transactions	66	112	55	(36)
Class R3
Proceeds from shares issued	1,163	529	713	844
Distributions reinvested	68	21	98	26
Cost of shares redeemed	(576)	(2,316)	(323)	(2,543)
Change in net assets resulting from Class R3 capital transactions	655	(1,766)	488	(1,673)
Class R4
Proceeds from shares issued	2,944	4,271	3,175	4,858
Distributions reinvested	930	712	1,119	865
Cost of shares redeemed	(2,606)	(8,488)	(3,214)	(7,617)
Change in net assets resulting from Class R4 capital transactions	1,268	(3,505)	1,080	(1,894)
Class R5
Proceeds from shares issued	935	1,509	2,032	2,270
Distributions reinvested	517	434	560	458
Cost of shares redeemed	(1,058)	(9,523)	(2,223)	(10,655)
Change in net assets resulting from Class R5 capital transactions	394	(7,580)	369	(7,927)
Class R6
Proceeds from shares issued	259,322	262,733	346,524	328,910
Distributions reinvested	64,108	52,877	78,491	62,030
Cost of shares redeemed	(285,627)	(394,744)	(286,190)	(379,831)
Change in net assets resulting from Class R6 capital transactions	37,803	(79,134)	138,825	11,109
Total change in net assets resulting from capital transactions	$40,344	$(93,676)	$141,654	$(698)
SHARE TRANSACTIONS:
Class I
Issued	4	15	31	12
Reinvested	4	6	8	6
Redeemed	(1)	(103)	(6)	(31)
Change in Class I Shares	7	(82)	33	(13)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

122	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2025 Fund		JPMorgan SmartRetirement® Blend 2030 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	1	4	1	4
Reinvested	2	1	— (a)	— (a)
Redeemed	— (a)	— (a)	— (a)	(5)
Change in Class R2 Shares	3	5	1	(1)
Class R3
Issued	48	24	27	35
Reinvested	3	1	4	1
Redeemed	(24)	(111)	(13)	(113)
Change in Class R3 Shares	27	(86)	18	(77)
Class R4
Issued	126	195	119	199
Reinvested	40	33	43	36
Redeemed	(110)	(397)	(121)	(324)
Change in Class R4 Shares	56	(169)	41	(89)
Class R5
Issued	39	69	76	94
Reinvested	23	20	22	19
Redeemed	(45)	(442)	(83)	(449)
Change in Class R5 Shares	17	(353)	15	(336)
Class R6
Issued	11,175	11,987	13,214	13,565
Reinvested	2,790	2,422	3,027	2,563
Redeemed	(11,981)	(18,112)	(10,682)	(15,779)
Change in Class R6 Shares	1,984	(3,703)	5,559	349

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2035 Fund		JPMorgan SmartRetirement® Blend 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$60	$307	$119	$748
Distributions reinvested	29	68	95	69
Cost of shares redeemed	(21)	(2,126)	(52)	(233)
Change in net assets resulting from Class I capital transactions	68	(1,751)	162	584
Class R2
Proceeds from shares issued	246	63	30	53
Distributions reinvested	14	8	8	6
Cost of shares redeemed	(55)	(18)	— (a)	(88)
Change in net assets resulting from Class R2 capital transactions	205	53	38	(29)
Class R3
Proceeds from shares issued	763	1,489	1,491	792
Distributions reinvested	91	41	56	11
Cost of shares redeemed	(529)	(3,825)	(480)	(1,905)
Change in net assets resulting from Class R3 capital transactions	325	(2,295)	1,067	(1,102)
Class R4
Proceeds from shares issued	3,705	6,248	2,743	3,973
Distributions reinvested	1,113	846	851	654
Cost of shares redeemed	(2,258)	(9,403)	(1,397)	(5,726)
Change in net assets resulting from Class R4 capital transactions	2,560	(2,309)	2,197	(1,099)
Class R5
Proceeds from shares issued	1,470	2,333	1,591	2,580
Distributions reinvested	609	481	358	278
Cost of shares redeemed	(1,546)	(8,032)	(1,021)	(7,038)
Change in net assets resulting from Class R5 capital transactions	533	(5,218)	928	(4,180)
Class R6
Proceeds from shares issued	358,604	460,105	298,442	388,523
Distributions reinvested	77,668	59,328	62,952	50,554
Cost of shares redeemed	(282,311)	(356,364)	(266,510)	(319,845)
Change in net assets resulting from Class R6 capital transactions	153,961	163,069	94,884	119,232
Total change in net assets resulting from capital transactions	$157,652	$151,549	$99,276	$113,406
SHARE TRANSACTIONS:
Class I
Issued	2	11	4	26
Reinvested	1	3	3	3
Redeemed	(1)	(79)	(2)	(8)
Change in Class I Shares	2	(65)	5	21

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

124	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2035 Fund		JPMorgan SmartRetirement® Blend 2040 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	8	3	1	3
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(2)	(1)	— (a)	(3)
Change in Class R2 Shares	6	2	1	—
Class R3
Issued	26	56	47	27
Reinvested	3	1	2	— (a)
Redeemed	(18)	(147)	(15)	(73)
Change in Class R3 Shares	11	(90)	34	(46)
Class R4
Issued	125	235	87	139
Reinvested	38	32	27	23
Redeemed	(77)	(364)	(44)	(212)
Change in Class R4 Shares	86	(97)	70	(50)
Class R5
Issued	49	89	49	92
Reinvested	21	18	11	10
Redeemed	(51)	(308)	(32)	(257)
Change in Class R5 Shares	19	(201)	28	(155)
Class R6
Issued	12,241	17,172	9,507	13,732
Reinvested	2,675	2,226	2,022	1,793
Redeemed	(9,416)	(13,460)	(8,332)	(11,401)
Change in Class R6 Shares	5,500	5,938	3,197	4,124

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2045 Fund		JPMorgan SmartRetirement® Blend 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$7	$192	$43	$654
Distributions reinvested	75	95	30	17
Cost of shares redeemed	(125)	(1,946)	(65)	(120)
Change in net assets resulting from Class I capital transactions	(43)	(1,659)	8	551
Class R2
Proceeds from shares issued	12	323	268	128
Distributions reinvested	11	11	15	11
Cost of shares redeemed	— (a)	(11)	(42)	(52)
Change in net assets resulting from Class R2 capital transactions	23	323	241	87
Class R3
Proceeds from shares issued	471	897	523	400
Distributions reinvested	20	16	5	— (a)
Cost of shares redeemed	(997)	(2,341)	(21)	(1,389)
Change in net assets resulting from Class R3 capital transactions	(506)	(1,428)	507	(989)
Class R4
Proceeds from shares issued	3,521	3,481	2,599	3,314
Distributions reinvested	601	436	587	468
Cost of shares redeemed	(1,212)	(4,354)	(2,139)	(4,399)
Change in net assets resulting from Class R4 capital transactions	2,910	(437)	1,047	(617)
Class R5
Proceeds from shares issued	1,328	1,977	1,016	1,729
Distributions reinvested	273	217	208	160
Cost of shares redeemed	(1,190)	(5,319)	(700)	(6,044)
Change in net assets resulting from Class R5 capital transactions	411	(3,125)	524	(4,155)
Class R6
Proceeds from shares issued	232,262	410,579	194,079	330,932
Distributions reinvested	48,810	38,699	36,282	29,164
Cost of shares redeemed	(248,616)	(286,780)	(214,027)	(235,733)
Change in net assets resulting from Class R6 capital transactions	32,456	162,498	16,334	124,363
Total change in net assets resulting from capital transactions	$35,251	$156,172	$18,661	$119,240
SHARE TRANSACTIONS:
Class I
Issued	1	8	1	21
Reinvested	2	3	1	1
Redeemed	(4)	(66)	(2)	(4)
Change in Class I Shares	(1)	(55)	— (a)	18

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

126	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2045 Fund		JPMorgan SmartRetirement® Blend 2050 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	1	11	8	5
Reinvested	1	— (a)	1	— (a)
Redeemed	— (a)	— (a)	(1)	(2)
Change in Class R2 Shares	2	11	8	3
Class R3
Issued	14	30	17	13
Reinvested	1	1	— (a)	— (a)
Redeemed	(29)	(86)	(1)	(50)
Change in Class R3 Shares	(14)	(55)	16	(37)
Class R4
Issued	106	117	79	111
Reinvested	18	15	18	16
Redeemed	(36)	(154)	(63)	(156)
Change in Class R4 Shares	88	(22)	34	(29)
Class R5
Issued	39	68	30	59
Reinvested	8	7	6	5
Redeemed	(35)	(186)	(21)	(212)
Change in Class R5 Shares	12	(111)	15	(148)
Class R6
Issued	7,015	13,856	5,808	11,204
Reinvested	1,486	1,315	1,098	991
Redeemed	(7,374)	(9,828)	(6,312)	(8,056)
Change in Class R6 Shares	1,127	5,343	594	4,139

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	127

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2055 Fund		JPMorgan SmartRetirement® Blend 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$5	$176	$7	$31
Distributions reinvested	18	27	248	193
Cost of shares redeemed	— (a)	(810)	(28)	(171)
Change in net assets resulting from Class I capital transactions	23	(607)	227	53
Class R2
Proceeds from shares issued	39	73	128	219
Distributions reinvested	6	5	13	9
Cost of shares redeemed	(22)	(32)	(5)	(121)
Change in net assets resulting from Class R2 capital transactions	23	46	136	107
Class R3
Proceeds from shares issued	290	252	131	41
Distributions reinvested	8	3	3	—
Cost of shares redeemed	(82)	(384)	(5)	(191)
Change in net assets resulting from Class R3 capital transactions	216	(129)	129	(150)
Class R4
Proceeds from shares issued	1,736	2,766	1,102	2,042
Distributions reinvested	337	239	121	65
Cost of shares redeemed	(635)	(2,598)	(133)	(1,170)
Change in net assets resulting from Class R4 capital transactions	1,438	407	1,090	937
Class R5
Proceeds from shares issued	947	1,534	710	1,421
Distributions reinvested	152	112	73	42
Cost of shares redeemed	(574)	(4,296)	(650)	(1,579)
Change in net assets resulting from Class R5 capital transactions	525	(2,650)	133	(116)
Class R6
Proceeds from shares issued	138,529	271,807	121,853	209,952
Distributions reinvested	23,273	17,551	12,567	7,908
Cost of shares redeemed	(165,665)	(166,294)	(133,754)	(95,130)
Change in net assets resulting from Class R6 capital transactions	(3,863)	123,064	666	122,730
Total change in net assets resulting from capital transactions	$(1,638)	$120,131	$2,381	$123,561
SHARE TRANSACTIONS:
Class I
Issued	— (a)	6	— (a)	1
Reinvested	1	1	10	9
Redeemed	— (a)	(28)	(1)	(7)
Change in Class I Shares	1	(21)	9	3

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

128	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2055 Fund		JPMorgan SmartRetirement® Blend 2060 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R2
Issued	1	3	5	11
Reinvested	— (a)	— (a)	— (a)	— (a)
Redeemed	(1)	(1)	— (a)	(6)
Change in Class R2 Shares	— (a)	2	5	5
Class R3
Issued	9	8	5	1
Reinvested	— (a)	— (a)	— (a)	—
Redeemed	(2)	(14)	— (a)	(9)
Change in Class R3 Shares	7	(6)	5	(8)
Class R4
Issued	53	94	43	90
Reinvested	10	8	5	3
Redeemed	(19)	(91)	(5)	(54)
Change in Class R4 Shares	44	11	43	39
Class R5
Issued	28	53	27	62
Reinvested	5	4	3	2
Redeemed	(18)	(151)	(24)	(71)
Change in Class R5 Shares	15	(94)	6	(7)
Class R6
Issued	4,155	9,242	4,673	9,179
Reinvested	709	600	490	346
Redeemed	(4,903)	(5,690)	(5,061)	(4,124)
Change in Class R6 Shares	(39)	4,152	102	5,401

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	129

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan SmartRetirement® Blend 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$—	$5
Distributions reinvested	1	— (a)
Change in net assets resulting from Class I capital transactions	1	5
Class R2
Distributions reinvested	— (a)	— (a)
Change in net assets resulting from Class R2 capital transactions	— (a)	— (a)
Class R3
Proceeds from shares issued	2	—
Distributions reinvested	— (a)	— (a)
Change in net assets resulting from Class R3 capital transactions	2	— (a)
Class R4
Distributions reinvested	1	— (a)
Change in net assets resulting from Class R4 capital transactions	1	— (a)
Class R5
Proceeds from shares issued	11	23
Distributions reinvested	1	1
Cost of shares redeemed	(6)	— (a)
Change in net assets resulting from Class R5 capital transactions	6	24
Class R6
Proceeds from shares issued	30,659	23,788
Distributions reinvested	842	203
Cost of shares redeemed	(13,145)	(3,294)
Change in net assets resulting from Class R6 capital transactions	18,356	20,697
Total change in net assets resulting from capital transactions	$18,366	$20,726
SHARE TRANSACTIONS:
Class I
Issued	—	1
Reinvested	— (a)	— (a)
Change in Class I Shares	— (a)	1
Class R2
Reinvested	— (a)	— (a)
Change in Class R2 Shares	— (a)	— (a)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

130	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	JPMorgan SmartRetirement® Blend 2065 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	— (a)	—
Reinvested	— (a)	— (a)
Change in Class R3 Shares	— (a)	— (a)
Class R4
Reinvested	— (a)	— (a)
Change in Class R4 Shares	— (a)	— (a)
Class R5
Issued	— (a)	1
Reinvested	— (a)	— (a)
Redeemed	— (a)	— (a)
Change in Class R5 Shares	— (a)	1
Class R6
Issued	1,483	1,294
Reinvested	41	11
Redeemed	(635)	(181)
Change in Class R6 Shares	889	1,124

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$18.10	$0.32	$0.34	$0.66	$(0.57)	$—	$(0.57)
Year Ended June 30, 2024	17.05	0.54	1.03	1.57	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.42	0.42	0.61	1.03	(0.40)	—	(0.40)
Year Ended June 30, 2022	19.48	0.38	(2.66)	(2.28)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.33	2.28	2.61	(0.34)	(0.44)	(0.78)
Year Ended June 30, 2020	17.52	0.42	0.13	0.55	(0.42)	—	(0.42)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	18.06	0.28	0.34	0.62	(0.52)	—	(0.52)
Year Ended June 30, 2024	17.02	0.48	1.00	1.48	(0.44)	—	(0.44)
Year Ended June 30, 2023	16.41	0.36	0.59	0.95	(0.34)	—	(0.34)
Year Ended June 30, 2022	19.47	0.26	(2.64)	(2.38)	(0.13)	(0.55)	(0.68)
Year Ended June 30, 2021	17.64	0.24	2.28	2.52	(0.25)	(0.44)	(0.69)
Year Ended June 30, 2020	17.51	0.34	0.12	0.46	(0.33)	—	(0.33)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	18.54	0.29	0.37	0.66	(0.55)	—	(0.55)
Year Ended June 30, 2024	17.00	0.47	1.07	1.54	—	—	—
Year Ended June 30, 2023	16.39	0.36	0.63	0.99	(0.38)	—	(0.38)
Year Ended June 30, 2022	19.47	0.34	(2.67)	(2.33)	(0.20)	(0.55)	(0.75)
Year Ended June 30, 2021	17.64	0.28	2.28	2.56	(0.29)	(0.44)	(0.73)
Year Ended June 30, 2020	17.52	0.35	0.15	0.50	(0.38)	—	(0.38)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	18.06	0.33	0.33	0.66	(0.61)	—	(0.61)
Year Ended June 30, 2024	17.02	0.56	1.00	1.56	(0.52)	—	(0.52)
Year Ended June 30, 2023	16.41	0.44	0.60	1.04	(0.43)	—	(0.43)
Year Ended June 30, 2022	19.48	0.39	(2.68)	(2.29)	(0.23)	(0.55)	(0.78)
Year Ended June 30, 2021	17.65	0.47	2.15	2.62	(0.35)	(0.44)	(0.79)
Year Ended June 30, 2020	17.52	0.42	0.13	0.55	(0.42)	—	(0.42)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	18.07	0.35	0.33	0.68	(0.64)	—	(0.64)
Year Ended June 30, 2024	17.03	0.59	1.00	1.59	(0.55)	—	(0.55)
Year Ended June 30, 2023	16.42	0.46	0.60	1.06	(0.45)	—	(0.45)
Year Ended June 30, 2022	19.48	0.41	(2.68)	(2.27)	(0.24)	(0.55)	(0.79)
Year Ended June 30, 2021	17.64	0.35	2.30	2.65	(0.37)	(0.44)	(0.81)
Year Ended June 30, 2020	17.51	0.45	0.13	0.58	(0.45)	—	(0.45)
SEE NOTES TO FINANCIAL STATEMENTS.

132	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$18.19	3.66%	$266	0.30%	3.41%	0.61%	16%
18.10	9.35	291	0.32	3.18	0.51	33
17.05	6.42	1,581	0.31	2.55	0.52	37
16.42	(12.25)	3,519	0.27	2.05	0.50	54
19.48	14.98	6,243	0.27	1.75	0.56	116
17.65	3.19	5,745	0.28	2.41	0.66	66

18.16	3.41	20	0.80	3.00	1.05	16
18.06	8.81	20	0.81	2.77	2.31	33
17.02	5.91	19	0.80	2.16	1.04	37
16.41	(12.71)	17	0.78	1.37	1.03	54
19.47	14.42	56	0.77	1.25	1.06	116
17.64	2.68	49	0.78	1.93	2.67	66

18.65	3.54	217	0.55	2.94	0.77	16
18.54	9.06	195	0.57	2.74	0.88	33
17.00	6.16	743	0.56	2.16	0.77	37
16.39	(12.48)	5,767	0.53	1.79	0.76	54
19.47	14.71	9,146	0.52	1.51	0.79	116
17.64	2.91	6,778	0.53	2.01	0.87	66

18.11	3.64	16,521	0.30	3.51	0.51	16
18.06	9.30	15,027	0.32	3.25	0.52	33
17.02	6.48	15,175	0.31	2.65	0.52	37
16.41	(12.30)	13,606	0.28	2.09	0.51	54
19.48	15.01	13,511	0.27	2.47	0.54	116
17.65	3.18	1,705	0.28	2.40	0.63	66

18.11	3.74	12,720	0.15	3.69	0.36	16
18.07	9.45	10,477	0.17	3.39	0.37	33
17.03	6.63	11,304	0.16	2.75	0.37	37
16.42	(12.18)	14,108	0.13	2.19	0.36	54
19.48	15.21	21,633	0.12	1.88	0.40	116
17.64	3.35	25,547	0.13	2.56	0.48	66
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend Income Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$18.09	$0.35	$0.34	$0.69	$(0.65)	$—	$(0.65)
Year Ended June 30, 2024	17.05	0.61	1.00	1.61	(0.57)	—	(0.57)
Year Ended June 30, 2023	16.44	0.48	0.60	1.08	(0.47)	—	(0.47)
Year Ended June 30, 2022	19.49	0.43	(2.68)	(2.25)	(0.25)	(0.55)	(0.80)
Year Ended June 30, 2021	17.65	0.39	2.28	2.67	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2020	17.52	0.47	0.13	0.60	(0.47)	—	(0.47)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

134	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$18.13	3.83%	$695,238	0.05%	3.72%	0.26%	16%
18.09	9.57	626,352	0.07	3.51	0.27	33
17.05	6.74	640,121	0.06	2.92	0.27	37
16.44	(12.07)	538,482	0.03	2.30	0.26	54
19.49	15.32	712,820	0.02	2.04	0.29	116
17.65	3.46	450,928	0.03	2.69	0.38	66

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2020 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$20.30	$0.35	$0.39	$0.74	$(0.67)	$—	$(0.67)
Year Ended June 30, 2024	19.04	0.59	1.19	1.78	(0.52)	—	(0.52)
Year Ended June 30, 2023	18.32	0.46	0.70	1.16	(0.44)	—	(0.44)
Year Ended June 30, 2022	21.93	0.43	(2.98)	(2.55)	(0.26)	(0.80)	(1.06)
Year Ended June 30, 2021	19.70	0.37	2.71	3.08	(0.38)	(0.47)	(0.85)
Year Ended June 30, 2020	19.53	0.47	0.19	0.66	(0.47)	(0.02)	(0.49)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	20.14	0.32	0.37	0.69	(0.65)	—	(0.65)
Year Ended June 30, 2024	19.00	0.52	1.14	1.66	(0.52)	—	(0.52)
Year Ended June 30, 2023	18.32	0.40	0.67	1.07	(0.39)	—	(0.39)
Year Ended June 30, 2022	21.96	0.32	(2.97)	(2.65)	(0.19)	(0.80)	(0.99)
Year Ended June 30, 2021	19.74	0.27	2.70	2.97	(0.28)	(0.47)	(0.75)
Year Ended June 30, 2020	19.52	0.32	0.25	0.57	(0.33)	(0.02)	(0.35)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	20.51	0.34	0.39	0.73	(0.63)	—	(0.63)
Year Ended June 30, 2024	19.02	0.56	1.18	1.74	(0.25)	—	(0.25)
Year Ended June 30, 2023	18.27	0.38	0.74	1.12	(0.37)	—	(0.37)
Year Ended June 30, 2022	21.90	0.38	(2.98)	(2.60)	(0.23)	(0.80)	(1.03)
Year Ended June 30, 2021	19.68	0.32	2.70	3.02	(0.33)	(0.47)	(0.80)
Year Ended June 30, 2020	19.51	0.41	0.20	0.61	(0.42)	(0.02)	(0.44)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	20.16	0.36	0.38	0.74	(0.68)	—	(0.68)
Year Ended June 30, 2024	19.00	0.61	1.15	1.76	(0.60)	—	(0.60)
Year Ended June 30, 2023	18.34	0.48	0.68	1.16	(0.50)	—	(0.50)
Year Ended June 30, 2022	21.94	0.43	(2.97)	(2.54)	(0.26)	(0.80)	(1.06)
Year Ended June 30, 2021	19.72	0.45	2.63	3.08	(0.39)	(0.47)	(0.86)
Year Ended June 30, 2020	19.55	0.47	0.19	0.66	(0.47)	(0.02)	(0.49)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	20.18	0.37	0.39	0.76	(0.71)	—	(0.71)
Year Ended June 30, 2024	19.02	0.64	1.16	1.80	(0.64)	—	(0.64)
Year Ended June 30, 2023	18.34	0.50	0.69	1.19	(0.51)	—	(0.51)
Year Ended June 30, 2022	21.94	0.46	(2.99)	(2.53)	(0.27)	(0.80)	(1.07)
Year Ended June 30, 2021	19.71	0.40	2.72	3.12	(0.42)	(0.47)	(0.89)
Year Ended June 30, 2020	19.54	0.50	0.19	0.69	(0.50)	(0.02)	(0.52)
SEE NOTES TO FINANCIAL STATEMENTS.

136	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$20.37	3.64%	$541	0.30%	3.33%	0.58%	17%
20.30	9.46	654	0.32	3.08	0.57	25
19.04	6.52	1,803	0.31	2.52	0.51	26
18.32	(12.31)	5,098	0.28	2.04	0.50	56
21.93	15.85	10,270	0.27	1.73	0.53	127
19.70	3.43	12,068	0.27	2.38	0.61	58

20.18	3.42	142	0.80	3.00	1.05	17
20.14	8.86	20	0.81	2.71	2.95	25
19.00	5.99	18	0.81	2.15	1.11	26
18.32	(12.71)	17	0.78	1.50	1.03	56
21.96	15.21	29	0.77	1.25	1.06	127
19.74	2.95	26	0.77	1.64	1.48	58

20.61	3.55	1,200	0.55	3.20	0.77	17
20.51	9.20	1,114	0.57	2.89	0.80	25
19.02	6.23	2,072	0.56	2.07	0.75	26
18.27	(12.53)	21,581	0.53	1.79	0.75	56
21.90	15.53	38,449	0.52	1.50	0.78	127
19.68	3.17	36,312	0.52	2.12	0.86	58

20.22	3.67	14,072	0.30	3.44	0.50	17
20.16	9.40	13,392	0.32	3.17	0.51	25
19.00	6.50	15,033	0.31	2.61	0.50	26
18.34	(12.25)	15,172	0.28	2.08	0.50	56
21.94	15.80	16,644	0.27	2.14	0.54	127
19.72	3.44	5,461	0.27	2.41	0.61	58

20.23	3.76	8,837	0.15	3.54	0.36	17
20.18	9.59	10,086	0.17	3.30	0.36	25
19.02	6.69	12,498	0.16	2.73	0.36	26
18.34	(12.19)	18,776	0.13	2.18	0.35	56
21.94	16.01	34,438	0.12	1.88	0.38	127
19.71	3.58	41,625	0.12	2.53	0.46	58
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2020 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$20.18	$0.39	$0.38	$0.77	$(0.73)	$—	$(0.73)
Year Ended June 30, 2024	19.03	0.66	1.15	1.81	(0.66)	—	(0.66)
Year Ended June 30, 2023	18.35	0.53	0.68	1.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	21.94	0.48	(2.99)	(2.51)	(0.28)	(0.80)	(1.08)
Year Ended June 30, 2021	19.72	0.44	2.69	3.13	(0.44)	(0.47)	(0.91)
Year Ended June 30, 2020	19.55	0.53	0.18	0.71	(0.52)	(0.02)	(0.54)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

138	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$20.22	3.82%	$858,610	0.05%	3.65%	0.25%	17%
20.18	9.68	780,054	0.07	3.44	0.26	25
19.03	6.81	838,867	0.06	2.87	0.25	26
18.35	(12.10)	978,258	0.03	2.31	0.25	56
21.94	16.07	1,360,729	0.02	2.05	0.27	127
19.72	3.70	852,403	0.02	2.68	0.36	58

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$22.95	$0.40	$0.46	$0.86	$(0.75)	$—	$(0.75)
Year Ended June 30, 2024	21.42	0.66	1.49	2.15	(0.62)	—	(0.62)
Year Ended June 30, 2023	20.26	0.49	1.08	1.57	(0.41)	—	(0.41)
Year Ended June 30, 2022	24.44	0.47	(3.61)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.88	0.39	3.98	4.37	(0.40)	(0.41)	(0.81)
Year Ended June 30, 2020	20.85	0.45	0.10	0.55	(0.44)	(0.08)	(0.52)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	22.76	0.34	0.47	0.81	(0.65)	—	(0.65)
Year Ended June 30, 2024	21.27	0.56	1.45	2.01	(0.52)	—	(0.52)
Year Ended June 30, 2023	20.19	0.42	1.05	1.47	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.43	0.36	(3.62)	(3.26)	(0.24)	(0.74)	(0.98)
Year Ended June 30, 2021	20.88	0.27	3.97	4.24	(0.28)	(0.41)	(0.69)
Year Ended June 30, 2020	20.84	0.34	0.12	0.46	(0.34)	(0.08)	(0.42)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	23.17	0.38	0.47	0.85	(0.71)	—	(0.71)
Year Ended June 30, 2024	21.33	0.59	1.50	2.09	(0.25)	—	(0.25)
Year Ended June 30, 2023	20.20	0.40	1.12	1.52	(0.39)	—	(0.39)
Year Ended June 30, 2022	24.40	0.41	(3.60)	(3.19)	(0.27)	(0.74)	(1.01)
Year Ended June 30, 2021	20.86	0.33	3.96	4.29	(0.34)	(0.41)	(0.75)
Year Ended June 30, 2020	20.82	0.38	0.13	0.51	(0.39)	(0.08)	(0.47)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	22.88	0.40	0.46	0.86	(0.76)	—	(0.76)
Year Ended June 30, 2024	21.35	0.66	1.48	2.14	(0.61)	—	(0.61)
Year Ended June 30, 2023	20.28	0.51	1.06	1.57	(0.50)	—	(0.50)
Year Ended June 30, 2022	24.46	0.48	(3.62)	(3.14)	(0.30)	(0.74)	(1.04)
Year Ended June 30, 2021	20.91	0.48	3.88	4.36	(0.40)	(0.41)	(0.81)
Year Ended June 30, 2020	20.87	0.45	0.11	0.56	(0.44)	(0.08)	(0.52)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	22.90	0.42	0.47	0.89	(0.79)	—	(0.79)
Year Ended June 30, 2024	21.37	0.68	1.49	2.17	(0.64)	—	(0.64)
Year Ended June 30, 2023	20.28	0.52	1.09	1.61	(0.52)	—	(0.52)
Year Ended June 30, 2022	24.45	0.51	(3.62)	(3.11)	(0.32)	(0.74)	(1.06)
Year Ended June 30, 2021	20.89	0.41	3.99	4.40	(0.43)	(0.41)	(0.84)
Year Ended June 30, 2020	20.86	0.48	0.10	0.58	(0.47)	(0.08)	(0.55)
SEE NOTES TO FINANCIAL STATEMENTS.

140	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$23.06	3.76%	$3,067	0.31%	3.31%	0.51%	16%
22.95	10.18	2,893	0.32	3.03	0.52	31
21.42	7.89	4,455	0.31	2.40	0.50	35
20.26	(13.48)	12,346	0.30	2.01	0.50	50
24.44	21.19	22,423	0.29	1.67	0.53	107
20.88	2.67	19,084	0.30	2.15	0.61	61

22.92	3.54	1,541	0.81	2.82	0.99	16
22.76	9.58	1,465	0.82	2.58	1.03	31
21.27	7.41	1,260	0.81	2.04	1.00	35
20.19	(13.95)	1,103	0.80	1.56	1.00	50
24.43	20.54	1,230	0.79	1.18	1.03	107
20.88	2.21	980	0.80	1.64	1.12	61

23.31	3.65	3,196	0.56	3.11	0.74	16
23.17	9.85	2,533	0.57	2.71	0.78	31
21.33	7.69	4,169	0.56	1.97	0.75	35
20.20	(13.70)	29,917	0.55	1.76	0.75	50
24.40	20.82	47,880	0.54	1.43	0.78	107
20.86	2.46	35,243	0.55	1.83	0.86	61

22.98	3.74	29,161	0.31	3.31	0.49	16
22.88	10.15	27,763	0.32	3.04	0.50	31
21.35	7.93	29,511	0.31	2.50	0.50	35
20.28	(13.47)	30,405	0.30	2.07	0.49	50
24.46	21.14	32,349	0.29	2.07	0.53	107
20.91	2.71	7,401	0.30	2.13	0.61	61

23.00	3.89	15,555	0.16	3.46	0.34	16
22.90	10.29	15,109	0.17	3.14	0.35	31
21.37	8.13	21,647	0.16	2.55	0.35	35
20.28	(13.37)	43,290	0.15	2.18	0.34	50
24.45	21.35	72,428	0.14	1.79	0.38	107
20.89	2.82	78,200	0.15	2.29	0.46	61
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2025 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$22.90	$0.42	$0.47	$0.89	$(0.81)	$—	$(0.81)
Year Ended June 30, 2024	21.38	0.72	1.47	2.19	(0.67)	—	(0.67)
Year Ended June 30, 2023	20.30	0.57	1.05	1.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	24.46	0.54	(3.63)	(3.09)	(0.33)	(0.74)	(1.07)
Year Ended June 30, 2021	20.90	0.46	3.96	4.42	(0.45)	(0.41)	(0.86)
Year Ended June 30, 2020	20.86	0.51	0.10	0.61	(0.49)	(0.08)	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

142	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$22.98	3.90%	$1,923,431	0.06%	3.53%	0.24%	16%
22.90	10.42	1,871,274	0.07	3.32	0.24	31
21.38	8.20	1,826,031	0.06	2.78	0.24	35
20.30	(13.28)	1,718,926	0.05	2.31	0.24	50
24.46	21.46	2,118,605	0.04	1.99	0.27	107
20.90	2.98	1,146,307	0.05	2.43	0.36	61

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$25.70	$0.41	$0.62	$1.03	$(0.74)	$—	$(0.74)
Year Ended June 30, 2024	23.56	0.68	2.08	2.76	(0.62)	—	(0.62)
Year Ended June 30, 2023	21.86	0.48	1.64	2.12	(0.42)	—	(0.42)
Year Ended June 30, 2022	26.66	0.50	(4.14)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.81	0.40	5.12	5.52	(0.41)	(0.26)	(0.67)
Year Ended June 30, 2020	21.85	0.42	0.06	0.48	(0.41)	(0.11)	(0.52)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	25.59	0.34	0.62	0.96	(0.63)	—	(0.63)
Year Ended June 30, 2024	23.46	0.55	2.07	2.62	(0.49)	—	(0.49)
Year Ended June 30, 2023	21.90	0.44	1.56	2.00	(0.44)	—	(0.44)
Year Ended June 30, 2022	26.76	0.44	(4.22)	(3.78)	(0.26)	(0.82)	(1.08)
Year Ended June 30, 2021	21.87	0.27	5.14	5.41	(0.26)	(0.26)	(0.52)
Year Ended June 30, 2020	21.86	0.07	0.30	0.37	(0.25)	(0.11)	(0.36)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	25.91	0.38	0.63	1.01	(0.68)	—	(0.68)
Year Ended June 30, 2024	23.43	0.60	2.10	2.70	(0.22)	—	(0.22)
Year Ended June 30, 2023	21.77	0.39	1.67	2.06	(0.40)	—	(0.40)
Year Ended June 30, 2022	26.59	0.44	(4.13)	(3.69)	(0.31)	(0.82)	(1.13)
Year Ended June 30, 2021	21.75	0.34	5.10	5.44	(0.34)	(0.26)	(0.60)
Year Ended June 30, 2020	21.81	0.35	0.07	0.42	(0.37)	(0.11)	(0.48)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	25.64	0.40	0.63	1.03	(0.74)	—	(0.74)
Year Ended June 30, 2024	23.50	0.67	2.08	2.75	(0.61)	—	(0.61)
Year Ended June 30, 2023	21.87	0.52	1.60	2.12	(0.49)	—	(0.49)
Year Ended June 30, 2022	26.67	0.51	(4.15)	(3.64)	(0.34)	(0.82)	(1.16)
Year Ended June 30, 2021	21.82	0.51	5.01	5.52	(0.41)	(0.26)	(0.67)
Year Ended June 30, 2020	21.88	0.42	0.05	0.47	(0.42)	(0.11)	(0.53)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	25.66	0.42	0.63	1.05	(0.78)	—	(0.78)
Year Ended June 30, 2024	23.51	0.70	2.09	2.79	(0.64)	—	(0.64)
Year Ended June 30, 2023	21.87	0.53	1.62	2.15	(0.51)	—	(0.51)
Year Ended June 30, 2022	26.66	0.54	(4.15)	(3.61)	(0.36)	(0.82)	(1.18)
Year Ended June 30, 2021	21.80	0.42	5.14	5.56	(0.44)	(0.26)	(0.70)
Year Ended June 30, 2020	21.86	0.46	0.04	0.50	(0.45)	(0.11)	(0.56)
SEE NOTES TO FINANCIAL STATEMENTS.

144	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.99	4.02%	$7,423	0.32%	3.03%	0.50%	11%
25.70	11.86	6,523	0.33	2.80	0.51	31
23.56	9.86	6,269	0.32	2.15	0.50	31
21.86	(14.35)	13,080	0.32	1.95	0.49	49
26.66	25.56	24,992	0.32	1.62	0.52	94
21.81	2.19	16,640	0.34	1.92	0.60	51

25.92	3.75	437	0.82	2.54	0.99	11
25.59	11.28	378	0.83	2.28	1.12	31
23.46	9.32	384	0.82	1.98	1.00	31
21.90	(14.78)	140	0.82	1.79	1.01	49
26.76	24.95	44	0.82	1.10	1.05	94
21.87	1.64	37	0.83	0.30	1.21	51

26.24	3.90	5,457	0.57	2.79	0.74	11
25.91	11.57	4,921	0.58	2.48	0.75	31
23.43	9.60	6,248	0.57	1.74	0.74	31
21.77	(14.58)	44,192	0.57	1.73	0.74	49
26.59	25.27	64,653	0.57	1.36	0.77	94
21.75	1.89	49,156	0.59	1.62	0.85	51

25.93	4.02	40,338	0.32	2.99	0.49	11
25.64	11.84	38,818	0.33	2.79	0.49	31
23.50	9.89	37,680	0.32	2.32	0.49	31
21.87	(14.35)	39,828	0.32	2.02	0.49	49
26.67	25.57	42,877	0.32	2.04	0.52	94
21.82	2.14	9,940	0.34	1.93	0.60	51

25.93	4.08	19,256	0.17	3.15	0.34	11
25.66	12.03	18,671	0.18	2.89	0.34	31
23.51	10.05	25,006	0.17	2.36	0.34	31
21.87	(14.25)	44,084	0.17	2.09	0.34	49
26.66	25.79	87,630	0.17	1.72	0.37	94
21.80	2.29	84,230	0.19	2.11	0.45	51
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2030 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$25.66	$0.44	$0.63	$1.07	$(0.80)	$—	$(0.80)
Year Ended June 30, 2024	23.53	0.74	2.07	2.81	(0.68)	—	(0.68)
Year Ended June 30, 2023	21.90	0.58	1.59	2.17	(0.54)	—	(0.54)
Year Ended June 30, 2022	26.67	0.58	(4.15)	(3.57)	(0.38)	(0.82)	(1.20)
Year Ended June 30, 2021	21.81	0.48	5.11	5.59	(0.47)	(0.26)	(0.73)
Year Ended June 30, 2020	21.87	0.48	0.05	0.53	(0.48)	(0.11)	(0.59)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

146	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.93	4.18%	$2,679,849	0.07%	3.23%	0.24%	11%
25.66	12.12	2,509,890	0.08	3.07	0.24	31
23.53	10.11	2,293,258	0.07	2.59	0.24	31
21.90	(14.12)	2,051,907	0.07	2.26	0.24	49
26.67	25.90	2,411,541	0.06	1.93	0.27	94
21.81	2.40	1,294,750	0.09	2.22	0.35	51

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$28.62	$0.42	$0.82	$1.24	$(0.74)	$—	$(0.74)
Year Ended June 30, 2024	25.81	0.67	2.77	3.44	(0.63)	—	(0.63)
Year Ended June 30, 2023	23.50	0.49	2.24	2.73	(0.42)	—	(0.42)
Year Ended June 30, 2022	28.89	0.60	(4.64)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.56	0.45	6.37	6.82	(0.47)	(0.02)	(0.49)
Year Ended June 30, 2020	22.80	0.40	(0.13)	0.27	(0.41)	(0.10)	(0.51)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	28.70	0.38	0.79	1.17	(0.66)	—	(0.66)
Year Ended June 30, 2024	25.95	0.58	2.75	3.33	(0.58)	—	(0.58)
Year Ended June 30, 2023	23.70	0.67	1.94	2.61	(0.36)	—	(0.36)
Year Ended June 30, 2022	28.90	0.20	(4.42)	(4.22)	(0.05)	(0.93)	(0.98)
Year Ended June 30, 2021	22.58	0.37	6.32	6.69	(0.35)	(0.02)	(0.37)
Year Ended June 30, 2020	22.78	0.22	(0.07)	0.15	(0.25)	(0.10)	(0.35)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	28.67	0.38	0.82	1.20	(0.67)	—	(0.67)
Year Ended June 30, 2024	25.68	0.60	2.76	3.36	(0.37)	—	(0.37)
Year Ended June 30, 2023	23.43	0.38	2.28	2.66	(0.41)	—	(0.41)
Year Ended June 30, 2022	28.84	0.51	(4.61)	(4.10)	(0.38)	(0.93)	(1.31)
Year Ended June 30, 2021	22.53	0.40	6.34	6.74	(0.41)	(0.02)	(0.43)
Year Ended June 30, 2020	22.77	0.33	(0.12)	0.21	(0.35)	(0.10)	(0.45)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	28.55	0.41	0.82	1.23	(0.75)	—	(0.75)
Year Ended June 30, 2024	25.73	0.69	2.74	3.43	(0.61)	—	(0.61)
Year Ended June 30, 2023	23.52	0.53	2.19	2.72	(0.51)	—	(0.51)
Year Ended June 30, 2022	28.91	0.59	(4.63)	(4.04)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.59	0.62	6.20	6.82	(0.48)	(0.02)	(0.50)
Year Ended June 30, 2020	22.83	0.41	(0.14)	0.27	(0.41)	(0.10)	(0.51)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	28.58	0.44	0.82	1.26	(0.79)	—	(0.79)
Year Ended June 30, 2024	25.76	0.73	2.75	3.48	(0.66)	—	(0.66)
Year Ended June 30, 2023	23.54	0.55	2.20	2.75	(0.53)	—	(0.53)
Year Ended June 30, 2022	28.91	0.61	(4.61)	(4.00)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2021	22.58	0.49	6.37	6.86	(0.51)	(0.02)	(0.53)
Year Ended June 30, 2020	22.82	0.46	(0.16)	0.30	(0.44)	(0.10)	(0.54)
SEE NOTES TO FINANCIAL STATEMENTS.

148	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$29.12	4.34%	$1,297	0.30%	2.76%	0.55%	9%
28.62	13.50	1,207	0.31	2.56	0.54	22
25.81	11.78	2,765	0.31	2.01	0.51	25
23.50	(14.78)	6,629	0.29	2.12	0.50	32
28.89	30.42	13,615	0.30	1.74	0.53	50
22.56	1.14	11,645	0.36	1.77	0.62	55

29.21	4.07	634	0.80	2.51	0.99	9
28.70	12.97	425	0.81	2.16	1.10	22
25.95	11.16	333	0.81	2.68	1.15	25
23.70	(15.18)	20	0.79	0.70	1.02	32
28.90	29.78	673	0.79	1.36	1.00	50
22.58	0.62	32	0.86	0.98	1.52	55

29.20	4.20	6,428	0.55	2.50	0.74	9
28.67	13.20	5,994	0.56	2.27	0.75	22
25.68	11.51	7,679	0.56	1.60	0.74	25
23.43	(14.98)	32,276	0.54	1.85	0.74	32
28.84	30.07	40,550	0.55	1.51	0.77	50
22.53	0.89	27,429	0.61	1.49	0.86	55

29.03	4.32	44,062	0.30	2.76	0.49	9
28.55	13.52	40,860	0.31	2.61	0.49	22
25.73	11.77	39,322	0.31	2.19	0.49	25
23.52	(14.77)	38,531	0.29	2.15	0.49	32
28.91	30.37	38,286	0.31	2.36	0.53	50
22.59	1.14	10,389	0.36	1.81	0.61	55

29.05	4.42	22,951	0.15	2.90	0.34	9
28.58	13.68	22,041	0.16	2.74	0.34	22
25.76	11.93	25,074	0.16	2.26	0.34	25
23.54	(14.64)	35,173	0.14	2.20	0.34	32
28.91	30.59	68,066	0.16	1.87	0.38	50
22.58	1.30	60,357	0.21	2.00	0.46	55
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2035 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$28.58	$0.45	$0.83	$1.28	$(0.82)	$—	$(0.82)
Year Ended June 30, 2024	25.77	0.77	2.73	3.50	(0.69)	—	(0.69)
Year Ended June 30, 2023	23.55	0.60	2.18	2.78	(0.56)	—	(0.56)
Year Ended June 30, 2022	28.92	0.66	(4.65)	(3.99)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2021	22.58	0.56	6.33	6.89	(0.53)	(0.02)	(0.55)
Year Ended June 30, 2020	22.82	0.48	(0.15)	0.33	(0.47)	(0.10)	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

150	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$29.04	4.48%	$2,937,064	0.05%	3.00%	0.24%	9%
28.58	13.79	2,734,034	0.06	2.90	0.24	22
25.77	12.04	2,312,149	0.06	2.48	0.24	25
23.55	(14.58)	1,949,560	0.04	2.37	0.24	32
28.92	30.76	2,230,329	0.05	2.11	0.27	50
22.58	1.41	1,036,805	0.11	2.11	0.36	55

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$30.52	$0.39	$1.00	$1.39	$(0.71)	$—	$(0.71)
Year Ended June 30, 2024	27.16	0.67	3.31	3.98	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.42	0.48	2.70	3.18	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.22	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.46	7.29	7.75	(0.45)	—	(0.45)
Year Ended June 30, 2020	23.27	0.38	(0.25)	0.13	(0.37)	(0.11)	(0.48)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	30.29	0.31	0.99	1.30	(0.57)	—	(0.57)
Year Ended June 30, 2024	27.00	0.50	3.31	3.81	(0.52)	—	(0.52)
Year Ended June 30, 2023	24.40	0.71	2.33	3.04	(0.44)	—	(0.44)
Year Ended June 30, 2022	30.25	0.40	(4.91)	(4.51)	(0.34)	(1.00)	(1.34)
Year Ended June 30, 2021	22.93	0.30	7.31	7.61	(0.29)	—	(0.29)
Year Ended June 30, 2020	23.25	0.14	(0.13)	0.01	(0.22)	(0.11)	(0.33)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	30.71	0.37	0.99	1.36	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.01	0.58	3.33	3.91	(0.21)	—	(0.21)
Year Ended June 30, 2023	24.32	0.36	2.74	3.10	(0.41)	—	(0.41)
Year Ended June 30, 2022	30.13	0.52	(4.93)	(4.41)	(0.40)	(1.00)	(1.40)
Year Ended June 30, 2021	22.86	0.39	7.27	7.66	(0.39)	—	(0.39)
Year Ended June 30, 2020	23.24	0.29	(0.23)	0.06	(0.33)	(0.11)	(0.44)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	30.45	0.39	1.00	1.39	(0.71)	—	(0.71)
Year Ended June 30, 2024	27.09	0.67	3.29	3.96	(0.60)	—	(0.60)
Year Ended June 30, 2023	24.41	0.52	2.66	3.18	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.21	0.60	(4.96)	(4.36)	(0.44)	(1.00)	(1.44)
Year Ended June 30, 2021	22.92	0.63	7.12	7.75	(0.46)	—	(0.46)
Year Ended June 30, 2020	23.29	0.38	(0.26)	0.12	(0.38)	(0.11)	(0.49)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	30.50	0.41	1.01	1.42	(0.76)	—	(0.76)
Year Ended June 30, 2024	27.12	0.69	3.33	4.02	(0.64)	—	(0.64)
Year Ended June 30, 2023	24.44	0.53	2.68	3.21	(0.53)	—	(0.53)
Year Ended June 30, 2022	30.21	0.64	(4.95)	(4.31)	(0.46)	(1.00)	(1.46)
Year Ended June 30, 2021	22.92	0.49	7.29	7.78	(0.49)	—	(0.49)
Year Ended June 30, 2020	23.28	0.43	(0.26)	0.17	(0.42)	(0.11)	(0.53)
SEE NOTES TO FINANCIAL STATEMENTS.

152	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$31.20	4.56%	$4,271	0.30%	2.43%	0.51%	7%
30.52	14.82	4,021	0.32	2.38	0.52	14
27.16	13.22	3,010	0.31	1.90	0.51	22
24.42	(15.25)	5,656	0.30	2.07	0.50	30
30.22	34.02	8,625	0.32	1.69	0.53	41
22.92	0.48	6,039	0.39	1.62	0.62	45

31.02	4.29	424	0.80	1.95	1.00	7
30.29	14.26	378	0.82	1.80	1.12	14
27.00	12.66	363	0.81	2.78	1.07	22
24.40	(15.68)	29	0.80	1.38	1.08	30
30.25	33.34	38	0.83	1.14	1.05	41
22.93	(0.01)	34	0.89	0.58	1.43	45

31.42	4.43	5,687	0.55	2.27	0.74	7
30.71	14.53	4,530	0.57	2.06	0.75	14
27.01	12.94	5,191	0.56	1.42	0.74	22
24.32	(15.44)	29,263	0.55	1.79	0.75	30
30.13	33.66	42,002	0.57	1.46	0.77	41
22.86	0.19	24,977	0.64	1.28	0.85	45

31.13	4.57	38,067	0.30	2.43	0.49	7
30.45	14.80	35,098	0.32	2.37	0.49	14
27.09	13.25	32,552	0.31	2.07	0.49	22
24.41	(15.26)	32,393	0.30	2.09	0.50	30
30.21	34.00	34,312	0.33	2.33	0.53	41
22.92	0.48	9,393	0.39	1.63	0.61	45

31.16	4.64	15,135	0.15	2.57	0.34	7
30.50	15.02	13,907	0.17	2.44	0.35	14
27.12	13.37	16,583	0.16	2.11	0.35	22
24.44	(15.10)	24,949	0.15	2.20	0.34	30
30.21	34.17	54,184	0.17	1.80	0.38	41
22.92	0.67	46,316	0.24	1.84	0.46	45
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2040 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$30.50	$0.43	$1.00	$1.43	$(0.79)	$—	$(0.79)
Year Ended June 30, 2024	27.13	0.74	3.31	4.05	(0.68)	—	(0.68)
Year Ended June 30, 2023	24.45	0.60	2.63	3.23	(0.55)	—	(0.55)
Year Ended June 30, 2022	30.21	0.67	(4.95)	(4.28)	(0.48)	(1.00)	(1.48)
Year Ended June 30, 2021	22.92	0.56	7.25	7.81	(0.52)	—	(0.52)
Year Ended June 30, 2020	23.29	0.44	(0.26)	0.18	(0.44)	(0.11)	(0.55)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

154	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$31.14	4.67%	$2,650,151	0.05%	2.67%	0.24%	7%
30.50	15.14	2,497,858	0.07	2.64	0.24	14
27.13	13.49	2,110,679	0.06	2.35	0.24	22
24.45	(15.01)	1,728,200	0.05	2.33	0.25	30
30.21	34.30	2,001,424	0.07	2.03	0.27	41
22.92	0.74	1,011,011	0.14	1.93	0.36	45

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$32.01	$0.36	$1.15	$1.51	$(0.67)	$—	$(0.67)
Year Ended June 30, 2024	28.19	0.62	3.78	4.40	(0.58)	—	(0.58)
Year Ended June 30, 2023	25.07	0.49	3.06	3.55	(0.43)	—	(0.43)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.97	0.45	8.02	8.47	(0.44)	—	(0.44)
Year Ended June 30, 2020	23.43	0.36	(0.41)	(0.05)	(0.36)	(0.05)	(0.41)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	31.77	0.28	1.13	1.41	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.09	0.53	3.70	4.23	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.06	1.05	2.36	3.41	(0.38)	—	(0.38)
Year Ended June 30, 2022	31.02	0.34	(5.06)	(4.72)	(0.35)	(0.89)	(1.24)
Year Ended June 30, 2021	22.98	0.30	8.03	8.33	(0.29)	—	(0.29)
Year Ended June 30, 2020	23.41	0.19	(0.35)	(0.16)	(0.22)	(0.05)	(0.27)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	32.09	0.31	1.16	1.47	(0.57)	—	(0.57)
Year Ended June 30, 2024	28.07	0.52	3.81	4.33	(0.31)	—	(0.31)
Year Ended June 30, 2023	24.98	0.33	3.14	3.47	(0.38)	—	(0.38)
Year Ended June 30, 2022	30.93	0.52	(5.15)	(4.63)	(0.43)	(0.89)	(1.32)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Year Ended June 30, 2020	23.38	0.28	(0.38)	(0.10)	(0.31)	(0.05)	(0.36)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	31.97	0.37	1.14	1.51	(0.68)	—	(0.68)
Year Ended June 30, 2024	28.13	0.63	3.77	4.40	(0.56)	—	(0.56)
Year Ended June 30, 2023	25.07	0.49	3.05	3.54	(0.48)	—	(0.48)
Year Ended June 30, 2022	31.00	0.61	(5.18)	(4.57)	(0.47)	(0.89)	(1.36)
Year Ended June 30, 2021	22.98	0.62	7.85	8.47	(0.45)	—	(0.45)
Year Ended June 30, 2020	23.43	0.36	(0.40)	(0.04)	(0.36)	(0.05)	(0.41)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	32.02	0.39	1.14	1.53	(0.72)	—	(0.72)
Year Ended June 30, 2024	28.18	0.66	3.79	4.45	(0.61)	—	(0.61)
Year Ended June 30, 2023	25.10	0.50	3.09	3.59	(0.51)	—	(0.51)
Year Ended June 30, 2022	31.02	0.63	(5.17)	(4.54)	(0.49)	(0.89)	(1.38)
Year Ended June 30, 2021	22.98	0.46	8.06	8.52	(0.48)	—	(0.48)
Year Ended June 30, 2020	23.43	0.41	(0.42)	(0.01)	(0.39)	(0.05)	(0.44)
SEE NOTES TO FINANCIAL STATEMENTS.

156	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$32.85	4.72%	$4,857	0.32%	2.16%	0.50%	8%
32.01	15.81	4,775	0.34	2.13	0.51	13
28.19	14.38	5,768	0.33	1.87	0.50	22
25.07	(15.55)	7,763	0.32	2.05	0.50	26
31.00	37.07	10,992	0.34	1.63	0.53	36
22.97	(0.24)	6,487	0.41	1.56	0.62	56

32.66	4.44	719	0.82	1.68	0.99	8
31.77	15.23	677	0.84	1.81	1.06	13
28.09	13.78	277	0.83	3.92	1.23	22
25.06	(15.96)	16	0.82	1.13	1.03	26
31.02	36.37	36	0.84	1.08	1.05	36
22.98	(0.73)	28	0.91	0.83	1.57	56

32.99	4.58	3,940	0.57	1.81	0.74	8
32.09	15.53	4,306	0.59	1.80	0.76	13
28.07	14.06	5,303	0.58	1.27	0.75	22
24.98	(15.76)	18,610	0.57	1.76	0.75	26
30.93	36.74	23,407	0.59	1.37	0.77	36
22.92	(0.47)	14,447	0.66	1.21	0.86	56

32.80	4.72	29,597	0.32	2.20	0.49	8
31.97	15.83	26,021	0.34	2.15	0.49	13
28.13	14.35	23,518	0.33	1.87	0.50	22
25.07	(15.55)	24,219	0.32	2.07	0.50	26
31.00	37.04	23,361	0.35	2.25	0.53	36
22.98	(0.20)	7,088	0.41	1.56	0.61	56

32.83	4.79	13,045	0.17	2.30	0.34	8
32.02	15.99	12,300	0.19	2.23	0.35	13
28.18	14.54	13,964	0.18	1.92	0.35	22
25.10	(15.45)	20,491	0.17	2.08	0.35	26
31.02	37.29	42,522	0.20	1.69	0.38	36
22.98	(0.05)	40,370	0.26	1.75	0.46	56
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2045 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$32.05	$0.41	$1.14	$1.55	$(0.75)	$—	$(0.75)
Year Ended June 30, 2024	28.22	0.71	3.77	4.48	(0.65)	—	(0.65)
Year Ended June 30, 2023	25.14	0.57	3.05	3.62	(0.54)	—	(0.54)
Year Ended June 30, 2022	31.04	0.68	(5.18)	(4.50)	(0.51)	(0.89)	(1.40)
Year Ended June 30, 2021	23.00	0.55	8.00	8.55	(0.51)	—	(0.51)
Year Ended June 30, 2020	23.46	0.43	(0.42)	0.01	(0.42)	(0.05)	(0.47)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

158	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$32.85	4.85%	$2,268,153	0.07%	2.42%	0.24%	8%
32.05	16.09	2,176,914	0.09	2.43	0.24	13
28.22	14.64	1,765,816	0.08	2.18	0.25	22
25.14	(15.32)	1,398,380	0.07	2.29	0.25	26
31.04	37.40	1,584,255	0.09	1.98	0.27	36
23.00	0.02	723,411	0.16	1.85	0.36	56

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$32.27	$0.35	$1.20	$1.55	$(0.65)	$—	$(0.65)
Year Ended June 30, 2024	28.30	0.69	3.85	4.54	(0.57)	—	(0.57)
Year Ended June 30, 2023	25.03	0.40	3.22	3.62	(0.35)	—	(0.35)
Year Ended June 30, 2022	31.00	0.61	(5.19)	(4.58)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.96	0.44	8.04	8.48	(0.44)	—	(0.44)
Year Ended June 30, 2020	23.37	0.36	(0.36)	—	(0.34)	(0.07)	(0.41)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	31.83	0.26	1.19	1.45	(0.52)	—	(0.52)
Year Ended June 30, 2024	28.00	0.47	3.87	4.34	(0.51)	—	(0.51)
Year Ended June 30, 2023	24.99	0.90	2.56	3.46	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.99	0.37	(5.10)	(4.73)	(0.35)	(0.92)	(1.27)
Year Ended June 30, 2021	22.95	0.28	8.05	8.33	(0.29)	—	(0.29)
Year Ended June 30, 2020	23.34	0.16	(0.28)	(0.12)	(0.20)	(0.07)	(0.27)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	32.32	0.33	1.18	1.51	(0.58)	—	(0.58)
Year Ended June 30, 2024	28.10	0.50	3.96	4.46	(0.24)	—	(0.24)
Year Ended June 30, 2023	24.94	0.31	3.22	3.53	(0.37)	—	(0.37)
Year Ended June 30, 2022	30.93	0.51	(5.15)	(4.64)	(0.43)	(0.92)	(1.35)
Year Ended June 30, 2021	22.92	0.38	8.00	8.38	(0.37)	—	(0.37)
Year Ended June 30, 2020	23.35	0.28	(0.33)	(0.05)	(0.31)	(0.07)	(0.38)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	32.11	0.34	1.20	1.54	(0.64)	—	(0.64)
Year Ended June 30, 2024	28.14	0.60	3.92	4.52	(0.55)	—	(0.55)
Year Ended June 30, 2023	25.01	0.49	3.11	3.60	(0.47)	—	(0.47)
Year Ended June 30, 2022	30.97	0.61	(5.18)	(4.57)	(0.47)	(0.92)	(1.39)
Year Ended June 30, 2021	22.95	0.64	7.83	8.47	(0.45)	—	(0.45)
Year Ended June 30, 2020	23.38	0.36	(0.36)	—	(0.36)	(0.07)	(0.43)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	32.15	0.37	1.20	1.57	(0.69)	—	(0.69)
Year Ended June 30, 2024	28.17	0.61	3.96	4.57	(0.59)	—	(0.59)
Year Ended June 30, 2023	25.03	0.49	3.15	3.64	(0.50)	—	(0.50)
Year Ended June 30, 2022	30.97	0.62	(5.15)	(4.53)	(0.49)	(0.92)	(1.41)
Year Ended June 30, 2021	22.94	0.47	8.04	8.51	(0.48)	—	(0.48)
Year Ended June 30, 2020	23.37	0.41	(0.38)	0.03	(0.39)	(0.07)	(0.46)
SEE NOTES TO FINANCIAL STATEMENTS.

160	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$33.17	4.81%	$1,530	0.34%	2.04%	0.52%	9%
32.27	16.22	1,481	0.35	2.31	0.57	12
28.30	14.63	804	0.34	1.54	0.51	21
25.03	(15.62)	2,505	0.33	2.03	0.50	30
31.00	37.14	4,604	0.34	1.61	0.55	35
22.96	(0.03)	3,183	0.41	1.51	0.64	46

32.76	4.55	975	0.83	1.57	1.00	9
31.83	15.65	711	0.85	1.61	1.08	12
28.00	14.06	542	0.84	3.37	1.06	21
24.99	(16.03)	24	0.82	1.22	1.04	30
30.99	36.45	46	0.85	1.05	1.06	35
22.95	(0.54)	31	0.91	0.69	1.60	46

33.25	4.67	2,511	0.58	1.92	0.74	9
32.32	15.94	1,953	0.60	1.72	0.77	12
28.10	14.33	2,723	0.59	1.21	0.75	21
24.94	(15.83)	10,840	0.58	1.72	0.75	30
30.93	36.76	15,505	0.59	1.38	0.78	35
22.92	(0.26)	8,489	0.66	1.24	0.87	46

33.01	4.81	30,639	0.34	2.04	0.49	9
32.11	16.24	28,745	0.35	2.05	0.50	12
28.14	14.61	25,985	0.34	1.87	0.50	21
25.01	(15.60)	24,896	0.33	2.04	0.50	30
30.97	37.11	26,235	0.34	2.31	0.53	35
22.95	(0.03)	6,401	0.41	1.55	0.62	46

33.03	4.89	10,154	0.19	2.20	0.34	9
32.15	16.41	9,377	0.20	2.09	0.35	12
28.17	14.77	12,384	0.19	1.90	0.35	21
25.03	(15.47)	16,656	0.18	2.07	0.35	30
30.97	37.33	37,779	0.19	1.73	0.38	35
22.94	0.11	31,456	0.26	1.74	0.47	46
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2050 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$32.17	$0.39	$1.20	$1.59	$(0.72)	$—	$(0.72)
Year Ended June 30, 2024	28.20	0.69	3.91	4.60	(0.63)	—	(0.63)
Year Ended June 30, 2023	25.06	0.56	3.10	3.66	(0.52)	—	(0.52)
Year Ended June 30, 2022	30.99	0.68	(5.18)	(4.50)	(0.51)	(0.92)	(1.43)
Year Ended June 30, 2021	22.96	0.55	7.99	8.54	(0.51)	—	(0.51)
Year Ended June 30, 2020	23.38	0.42	(0.35)	0.07	(0.42)	(0.07)	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

162	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$33.04	4.95%	$1,820,634	0.09%	2.30%	0.24%	9%
32.17	16.53	1,753,755	0.10	2.33	0.25	12
28.20	14.88	1,420,575	0.09	2.15	0.25	21
25.06	(15.38)	1,059,409	0.08	2.28	0.25	30
30.99	37.43	1,211,998	0.09	1.96	0.27	35
22.96	0.27	595,698	0.16	1.82	0.37	46

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$31.98	$0.34	$1.20	$1.54	$(0.64)	$—	$(0.64)
Year Ended June 30, 2024	28.02	0.58	3.93	4.51	(0.55)	—	(0.55)
Year Ended June 30, 2023	24.84	0.45	3.13	3.58	(0.40)	—	(0.40)
Year Ended June 30, 2022	30.75	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.77	0.46	7.95	8.41	(0.43)	—	(0.43)
Year Ended June 30, 2020	23.18	0.36	(0.39)	(0.03)	(0.34)	(0.04)	(0.38)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	31.84	0.26	1.20	1.46	(0.50)	—	(0.50)
Year Ended June 30, 2024	27.99	0.47	3.87	4.34	(0.49)	—	(0.49)
Year Ended June 30, 2023	24.81	0.97	2.48	3.45	(0.27)	—	(0.27)
Year Ended June 30, 2022	30.76	0.36	(5.03)	(4.67)	(0.35)	(0.93)	(1.28)
Year Ended June 30, 2021	22.77	0.28	7.99	8.27	(0.28)	—	(0.28)
Year Ended June 30, 2020	23.16	0.16	(0.31)	(0.15)	(0.20)	(0.04)	(0.24)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	31.92	0.32	1.17	1.49	(0.58)	—	(0.58)
Year Ended June 30, 2024	27.89	0.51	3.92	4.43	(0.40)	—	(0.40)
Year Ended June 30, 2023	24.73	0.33	3.17	3.50	(0.34)	—	(0.34)
Year Ended June 30, 2022	30.66	0.48	(5.06)	(4.58)	(0.42)	(0.93)	(1.35)
Year Ended June 30, 2021	22.71	0.39	7.93	8.32	(0.37)	—	(0.37)
Year Ended June 30, 2020	23.14	0.31	(0.40)	(0.09)	(0.30)	(0.04)	(0.34)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	31.89	0.35	1.19	1.54	(0.65)	—	(0.65)
Year Ended June 30, 2024	27.93	0.60	3.89	4.49	(0.53)	—	(0.53)
Year Ended June 30, 2023	24.81	0.49	3.08	3.57	(0.45)	—	(0.45)
Year Ended June 30, 2022	30.72	0.60	(5.12)	(4.52)	(0.46)	(0.93)	(1.39)
Year Ended June 30, 2021	22.75	0.60	7.81	8.41	(0.44)	—	(0.44)
Year Ended June 30, 2020	23.17	0.35	(0.38)	(0.03)	(0.35)	(0.04)	(0.39)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	31.97	0.37	1.20	1.57	(0.70)	—	(0.70)
Year Ended June 30, 2024	27.99	0.61	3.94	4.55	(0.57)	—	(0.57)
Year Ended June 30, 2023	24.85	0.48	3.14	3.62	(0.48)	—	(0.48)
Year Ended June 30, 2022	30.74	0.62	(5.10)	(4.48)	(0.48)	(0.93)	(1.41)
Year Ended June 30, 2021	22.76	0.47	7.98	8.45	(0.47)	—	(0.47)
Year Ended June 30, 2020	23.18	0.40	(0.39)	0.01	(0.39)	(0.04)	(0.43)
SEE NOTES TO FINANCIAL STATEMENTS.

164	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$32.88	4.81%	$948	0.34%	2.04%	0.58%	11%
31.98	16.27	900	0.35	2.01	0.59	11
28.02	14.62	1,361	0.34	1.73	0.55	19
24.84	(15.52)	2,092	0.33	2.03	0.52	30
30.75	37.13	3,117	0.34	1.66	0.56	38
22.77	(0.15)	1,803	0.41	1.55	0.72	54

32.80	4.58	374	0.83	1.56	1.01	11
31.84	15.67	341	0.85	1.61	1.13	11
27.99	14.04	255	0.84	3.68	1.04	19
24.81	(15.95)	21	0.83	1.19	1.04	30
30.76	36.45	38	0.85	1.05	1.08	38
22.77	(0.68)	37	0.91	0.69	2.77	54

32.83	4.68	1,406	0.58	1.91	0.75	11
31.92	16.01	1,164	0.60	1.75	0.80	11
27.89	14.30	1,161	0.59	1.27	0.77	19
24.73	(15.76)	2,989	0.58	1.60	0.77	30
30.66	36.79	6,346	0.59	1.40	0.79	38
22.71	(0.40)	2,472	0.66	1.34	0.91	54

32.78	4.83	17,307	0.33	2.07	0.50	11
31.89	16.25	15,441	0.35	2.06	0.51	11
27.93	14.62	13,206	0.34	1.87	0.52	19
24.81	(15.54)	13,033	0.33	2.05	0.52	30
30.72	37.15	12,967	0.34	2.16	0.55	38
22.75	(0.15)	3,575	0.41	1.51	0.66	54

32.84	4.90	7,317	0.19	2.21	0.35	11
31.97	16.44	6,610	0.20	2.10	0.37	11
27.99	14.80	8,435	0.19	1.86	0.37	19
24.85	(15.40)	13,728	0.18	2.08	0.37	30
30.74	37.33	27,827	0.20	1.73	0.40	38
22.76	—	22,992	0.26	1.72	0.51	54
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	165

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2055 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$31.99	$0.39	$1.19	$1.58	$(0.73)	$—	$(0.73)
Year Ended June 30, 2024	28.02	0.69	3.90	4.59	(0.62)	—	(0.62)
Year Ended June 30, 2023	24.88	0.56	3.09	3.65	(0.51)	—	(0.51)
Year Ended June 30, 2022	30.76	0.68	(5.13)	(4.45)	(0.50)	(0.93)	(1.43)
Year Ended June 30, 2021	22.78	0.54	7.94	8.48	(0.50)	—	(0.50)
Year Ended June 30, 2020	23.20	0.42	(0.39)	0.03	(0.41)	(0.04)	(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

166	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$32.84	4.93%	$1,096,807	0.09%	2.30%	0.25%	11%
31.99	16.57	1,069,375	0.10	2.34	0.26	11
28.02	14.91	820,400	0.09	2.16	0.27	19
24.88	(15.31)	588,779	0.08	2.29	0.27	30
30.76	37.44	637,501	0.09	1.95	0.29	38
22.78	0.11	322,860	0.16	1.84	0.41	54

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	167

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$24.94	$0.27	$0.93	$1.20	$(0.51)	$—	$(0.51)
Year Ended June 30, 2024	21.83	0.47	3.04	3.51	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.37	0.38	2.42	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.77	0.86	(4.36)	(3.50)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.63	0.35	6.12	6.47	(0.33)	—	(0.33)
Year Ended June 30, 2020	17.96	0.23	(0.26)	(0.03)	(0.26)	(0.04)	(0.30)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	24.77	0.21	0.91	1.12	(0.41)	—	(0.41)
Year Ended June 30, 2024	21.76	0.36	3.01	3.37	(0.36)	—	(0.36)
Year Ended June 30, 2023	19.32	0.33	2.37	2.70	(0.26)	—	(0.26)
Year Ended June 30, 2022	23.76	0.29	(3.91)	(3.62)	(0.28)	(0.54)	(0.82)
Year Ended June 30, 2021	17.61	0.23	6.14	6.37	(0.22)	—	(0.22)
Year Ended June 30, 2020	17.94	0.16	(0.28)	(0.12)	(0.17)	(0.04)	(0.21)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	25.26	0.39	0.79	1.18	(0.53)	—	(0.53)
Year Ended June 30, 2024	21.78	0.33	3.15	3.48	—	—	—
Year Ended June 30, 2023	19.29	0.22	2.52	2.74	(0.25)	—	(0.25)
Year Ended June 30, 2022	23.71	0.38	(3.94)	(3.56)	(0.32)	(0.54)	(0.86)
Year Ended June 30, 2021	17.58	0.29	6.12	6.41	(0.28)	—	(0.28)
Year Ended June 30, 2020	17.92	0.23	(0.30)	(0.07)	(0.23)	(0.04)	(0.27)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	24.96	0.28	0.92	1.20	(0.52)	—	(0.52)
Year Ended June 30, 2024	21.84	0.49	3.03	3.52	(0.40)	—	(0.40)
Year Ended June 30, 2023	19.38	0.40	2.40	2.80	(0.34)	—	(0.34)
Year Ended June 30, 2022	23.80	0.47	(3.99)	(3.52)	(0.36)	(0.54)	(0.90)
Year Ended June 30, 2021	17.65	0.32	6.16	6.48	(0.33)	—	(0.33)
Year Ended June 30, 2020	17.97	0.28	(0.30)	(0.02)	(0.26)	(0.04)	(0.30)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	24.96	0.29	0.93	1.22	(0.55)	—	(0.55)
Year Ended June 30, 2024	21.83	0.50	3.05	3.55	(0.42)	—	(0.42)
Year Ended June 30, 2023	19.35	0.40	2.43	2.83	(0.35)	—	(0.35)
Year Ended June 30, 2022	23.74	0.50	(3.98)	(3.48)	(0.37)	(0.54)	(0.91)
Year Ended June 30, 2021	17.60	0.38	6.12	6.50	(0.36)	—	(0.36)
Year Ended June 30, 2020	17.94	0.31	(0.31)	—	(0.30)	(0.04)	(0.34)
SEE NOTES TO FINANCIAL STATEMENTS.

168	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.63	4.82%	$12,630	0.34%	2.03%	0.52%	17%
24.94	16.25	12,069	0.35	2.07	0.53	9
21.83	14.65	10,506	0.34	1.87	0.55	18
19.37	(15.42)	9,233	0.33	4.00	0.62	21
23.77	36.93	540	0.34	1.63	0.66	34
17.63	(0.19)	250	0.41	1.27	1.77	53

25.48	4.53	845	0.83	1.61	1.03	17
24.77	15.65	690	0.85	1.60	1.12	9
21.76	14.14	505	0.84	1.61	1.16	18
19.32	(15.88)	27	0.83	1.28	1.29	21
23.76	36.31	36	0.85	1.11	1.23	34
17.61	(0.74)	27	0.91	0.89	1.61	53

25.91	4.65	179	0.58	2.90	0.83	17
25.26	15.98	53	0.60	1.47	1.28	9
21.78	14.38	207	0.59	1.11	0.81	18
19.29	(15.67)	2,066	0.58	1.68	0.85	21
23.71	36.66	2,590	0.59	1.36	0.90	34
17.58	(0.46)	1,205	0.66	1.28	1.18	53

25.64	4.82	6,063	0.33	2.11	0.52	17
24.96	16.27	4,849	0.35	2.13	0.54	9
21.84	14.66	3,378	0.34	1.96	0.55	18
19.38	(15.48)	1,980	0.33	2.12	0.61	21
23.80	36.93	338	0.35	1.54	0.73	34
17.65	(0.17)	255	0.41	1.52	0.97	53

25.63	4.90	3,460	0.19	2.18	0.38	17
24.96	16.46	3,239	0.20	2.18	0.41	9
21.83	14.84	2,992	0.19	1.97	0.41	18
19.35	(15.34)	3,030	0.18	2.17	0.44	21
23.74	37.18	7,173	0.19	1.81	0.51	34
17.60	(0.06)	3,779	0.26	1.74	0.81	53
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	169

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2060 Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$24.98	$0.31	$0.92	$1.23	$(0.58)	$—	$(0.58)
Year Ended June 30, 2024	21.85	0.55	3.03	3.58	(0.45)	—	(0.45)
Year Ended June 30, 2023	19.37	0.45	2.40	2.85	(0.37)	—	(0.37)
Year Ended June 30, 2022	23.75	0.53	(3.99)	(3.46)	(0.38)	(0.54)	(0.92)
Year Ended June 30, 2021	17.61	0.43	6.09	6.52	(0.38)	—	(0.38)
Year Ended June 30, 2020	17.95	0.33	(0.32)	0.01	(0.31)	(0.04)	(0.35)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

170	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$25.63	4.91%	$581,045	0.09%	2.34%	0.27%	17%
24.98	16.60	563,560	0.10	2.38	0.28	9
21.85	14.95	375,082	0.09	2.21	0.30	18
19.37	(15.24)	222,534	0.08	2.33	0.34	21
23.75	37.29	186,508	0.09	1.97	0.39	34
17.61	0.04	71,093	0.16	1.84	0.67	53

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	171

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan SmartRetirement® Blend 2065 Fund
Class I
Six Months Ended December 31, 2024 (Unaudited)	$19.72	$0.21	$0.69	$0.90	$(0.29)	$(0.02)	$(0.31)
Year Ended June 30, 2024	17.19	0.39	2.37	2.76	(0.23)	—	(0.23)
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	19.67	0.16	0.68	0.84	(0.19)	(0.02)	(0.21)
Year Ended June 30, 2024	17.15	0.28	2.39	2.67	(0.15)	—	(0.15)
November 1, 2022 (i) through June 30, 2023	15.00	0.19	2.03	2.22	(0.07)	—	(0.07)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	19.70	0.19	0.67	0.86	(0.24)	(0.02)	(0.26)
Year Ended June 30, 2024	17.17	0.33	2.39	2.72	(0.19)	—	(0.19)
November 1, 2022 (i) through June 30, 2023	15.00	0.21	2.04	2.25	(0.08)	—	(0.08)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	19.72	0.21	0.70	0.91	(0.29)	(0.02)	(0.31)
Year Ended June 30, 2024	17.19	0.37	2.39	2.76	(0.23)	—	(0.23)
November 1, 2022 (i) through June 30, 2023	15.00	0.24	2.04	2.28	(0.09)	—	(0.09)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	19.74	0.22	0.69	0.91	(0.32)	(0.02)	(0.34)
Year Ended June 30, 2024	17.20	0.43	2.37	2.80	(0.26)	—	(0.26)
November 1, 2022 (i) through June 30, 2023	15.00	0.26	2.03	2.29	(0.09)	—	(0.09)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	19.75	0.27	0.66	0.93	(0.34)	(0.02)	(0.36)
Year Ended June 30, 2024	17.21	0.48	2.33	2.81	(0.27)	—	(0.27)
November 1, 2022 (i) through June 30, 2023	15.00	0.32	1.98	2.30	(0.09)	—	(0.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

172	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)	Net assets, end of period (000's)	Net expenses(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements(g)	Portfolio turnover rate(d)

$20.31	4.56%	$34	0.32%	2.01%	2.08%	21%
19.72	16.18	32	0.34 (h)	2.14 (h)	3.29 (h)	13
17.19	15.25	23	0.33 (h)	2.29 (h)	16.89 (h)	29

20.30	4.27	27	0.82	1.52	1.68	21
19.67	15.62	26	0.84 (h)	1.56 (h)	3.59 (h)	13
17.15	14.89	23	0.83 (h)	1.76 (h)	17.40 (h)	29

20.30	4.38	29	0.57	1.81	1.43	21
19.70	15.93	27	0.59 (h)	1.81 (h)	3.34 (h)	13
17.17	15.07	23	0.58 (h)	2.01 (h)	17.14 (h)	29

20.32	4.60	29	0.32	2.02	1.18	21
19.72	16.18	27	0.34 (h)	2.06 (h)	3.12 (h)	13
17.19	15.25	23	0.33 (h)	2.26 (h)	16.88 (h)	29

20.31	4.60	59	0.18	2.15	1.03	21
19.74	16.41	51	0.19 (h)	2.35 (h)	2.67 (h)	13
17.20	15.34	23	0.18 (h)	2.41 (h)	16.73 (h)	29

20.32	4.69	49,666	0.07	2.56	0.90	21
19.75	16.49	30,719	0.09 (h)	2.62 (h)	1.79 (h)	13
17.21	15.43	7,412	0.08 (h)	2.97 (h)	6.59 (h)	29

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 11 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan SmartRetirement® Blend Income Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2020 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2025 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2030 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2035 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2040 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2045 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2050 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2055 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2060 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan SmartRetirement® Blend 2065 Fund	Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM IV	Diversified
JPMorgan SmartRetirement® Blend Income Fund seeks current income and some capital appreciation. The remaining JPMorgan SmartRetirement® Blend Funds each seek high total return with a shift to current income and some capital appreciation over time as each Fund approaches and passes its respective target retirement date.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trusts (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to

174	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
JPMorgan SmartRetirement® Blend Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$26,398	$—	$26,398
Collateralized Mortgage Obligations	—	11,220	—	11,220
Commercial Mortgage-Backed Securities	—	5,109	—	5,109
Corporate Bonds	—	57,723	—	57,723
Exchange-Traded Funds	199,493	—	—	199,493
Foreign Government Securities	—	563	—	563

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment Companies	$293,557	$—	$—	$293,557
Mortgage-Backed Securities	—	51,802	—	51,802
Municipal Bonds	—	64	—	64
U.S. Treasury Obligations	—	41,155	—	41,155
Short-Term Investments
Investment Companies	38,544	—	—	38,544
Total Investments in Securities	$531,594	$194,034	$—	$725,628
Appreciation in Other Financial Instruments
Futures Contracts	$59	$—	$—	$59
Depreciation in Other Financial Instruments
Futures Contracts	(91)	—	—	(91)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(32)	$—	$—	$(32)

JPMorgan SmartRetirement® Blend 2020 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$35,747	$—	$35,747
Collateralized Mortgage Obligations	—	13,513	—	13,513
Commercial Mortgage-Backed Securities	—	7,025	—	7,025
Corporate Bonds	—	65,482	—	65,482
Exchange-Traded Funds	243,894	—	—	243,894
Foreign Government Securities	—	360	—	360
Investment Companies	357,222	—	—	357,222
Mortgage-Backed Securities	—	66,809	—	66,809
Municipal Bonds	—	108	—	108
U.S. Treasury Obligations	—	47,338	—	47,338
Short-Term Investments
Investment Companies	45,040	—	—	45,040
Total Investments in Securities	$646,156	$236,382	$—	$882,538
Appreciation in Other Financial Instruments
Futures Contracts	$114	$—	$—	$114
Depreciation in Other Financial Instruments
Futures Contracts	(88)	—	—	(88)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$26	$—	$—	$26

JPMorgan SmartRetirement® Blend 2025 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$69,593	$—	$69,593
Collateralized Mortgage Obligations	—	27,786	1,913	29,699

176	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

JPMorgan SmartRetirement® Blend 2025 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$13,343	$—	$13,343
Corporate Bonds	—	147,667	—	147,667
Exchange-Traded Funds	562,182	—	—	562,182
Foreign Government Securities	—	1,001	—	1,001
Investment Companies	839,407	—	—	839,407
Mortgage-Backed Securities	—	135,954	—	135,954
Municipal Bonds	—	192	—	192
U.S. Treasury Obligations	—	110,858	—	110,858
Short-Term Investments
Investment Companies	60,510	—	—	60,510
Total Investments in Securities	$1,462,099	$506,394	$1,913	$1,970,406
Appreciation in Other Financial Instruments
Futures Contracts	$168	$—	$—	$168
Depreciation in Other Financial Instruments
Futures Contracts	(231)	—	—	(231)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(63)	$—	$—	$(63)

JPMorgan SmartRetirement® Blend 2030 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$79,391	$—	$79,391
Collateralized Mortgage Obligations	—	36,722	1,653	38,375
Commercial Mortgage-Backed Securities	—	16,200	—	16,200
Corporate Bonds	—	180,059	—	180,059
Exchange-Traded Funds	786,406	—	—	786,406
Foreign Government Securities	—	996	—	996
Investment Companies	1,291,955	—	—	1,291,955
Mortgage-Backed Securities	—	158,648	—	158,648
Municipal Bonds	—	202	—	202
U.S. Treasury Obligations	—	137,546	—	137,546
Short-Term Investments
Investment Companies	54,586	—	—	54,586
Total Investments in Securities	$2,132,947	$609,764	$1,653	$2,744,364
Appreciation in Other Financial Instruments
Futures Contracts	$85	$—	$—	$85
Depreciation in Other Financial Instruments
Futures Contracts	(3,069)	—	—	(3,069)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,984)	$—	$—	$(2,984)

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2035 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$30,037	$535	$30,572
Collateralized Mortgage Obligations	—	14,857	329	15,186
Commercial Mortgage-Backed Securities	—	5,315	—	5,315
Corporate Bonds	—	64,043	—	64,043
Exchange-Traded Funds	945,450	—	—	945,450
Foreign Government Securities	—	188	—	188
Investment Companies	1,781,990	—	—	1,781,990
Mortgage-Backed Securities	—	59,042	—	59,042
Municipal Bonds	—	54	—	54
U.S. Treasury Obligations	—	56,156	—	56,156
Short-Term Investments
Investment Companies	51,564	—	—	51,564
Total Investments in Securities	$2,779,004	$229,692	$864	$3,009,560
Appreciation in Other Financial Instruments
Futures Contracts	$86	$—	$—	$86
Depreciation in Other Financial Instruments
Futures Contracts	(2,836)	—	—	(2,836)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,750)	$—	$—	$(2,750)

JPMorgan SmartRetirement® Blend 2040 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$937,533	$—	$—	$937,533
Investment Companies	1,727,133	—	—	1,727,133
U.S. Treasury Obligations	—	3,243	—	3,243
Short-Term Investments
Investment Companies	36,029	—	—	36,029
Total Investments in Securities	$2,700,695	$3,243	$—	$2,703,938
Depreciation in Other Financial Instruments
Futures Contracts	$(2,482)	$—	$—	$(2,482)

JPMorgan SmartRetirement® Blend 2045 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$866,312	$—	$—	$866,312
Investment Companies	1,411,723	—	—	1,411,723
U.S. Treasury Obligations	—	2,832	—	2,832
Short-Term Investments
Investment Companies	30,593	—	—	30,593
Total Investments in Securities	$2,308,628	$2,832	$—	$2,311,460

178	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

JPMorgan SmartRetirement® Blend 2045 Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(2,139)	$—	$—	$(2,139)

JPMorgan SmartRetirement® Blend 2050 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$718,609	$—	$—	$718,609
Investment Companies	1,112,074	—	—	1,112,074
U.S. Treasury Obligations	—	2,287	—	2,287
Short-Term Investments
Investment Companies	30,142	—	—	30,142
Total Investments in Securities	$1,860,825	$2,287	$—	$1,863,112
Depreciation in Other Financial Instruments
Futures Contracts	$(1,717)	$—	$—	$(1,717)

JPMorgan SmartRetirement® Blend 2055 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$432,939	$—	$—	$432,939
Investment Companies	669,989	—	—	669,989
U.S. Treasury Obligations	—	1,404	—	1,404
Short-Term Investments
Investment Companies	18,434	—	—	18,434
Total Investments in Securities	$1,121,362	$1,404	$—	$1,122,766
Depreciation in Other Financial Instruments
Futures Contracts	$(1,054)	$—	$—	$(1,054)

JPMorgan SmartRetirement® Blend 2060 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$232,641	$—	$—	$232,641
Investment Companies	360,010	—	—	360,010
U.S. Treasury Obligations	—	777	—	777
Short-Term Investments
Investment Companies	7,868	—	—	7,868
Total Investments in Securities	$600,519	$777	$—	$601,296
Depreciation in Other Financial Instruments
Futures Contracts	$(558)	$—	$—	$(558)

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2065 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$19,044	$—	$—	$19,044
Investment Companies	29,456	—	—	29,456
U.S. Treasury Obligations	—	117	—	117
Short-Term Investments
Investment Companies	1,203	—	—	1,203
Total Investments in Securities	$49,703	$117	$—	$49,820
Depreciation in Other Financial Instruments
Futures Contracts	$(40)	$—	$—	$(40)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
JPMorgan SmartRetirement® Blend Income Fund, JPMorgan SmartRetirement® Blend 2025 Fund, JPMorgan SmartRetirement® Blend 2030 Fund and JPMorgan SmartRetirement® Blend 2035 Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of December 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at December 31, 2024 are detailed on the SOIs, if any.

180	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
JPMorgan SmartRetirement® Blend Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$12,242	$2,601	$1,137	$30	$(368)	$13,368	262	$236	$—
JPMorgan BetaBuilders International Equity ETF (a)	63,801	19,915	8,501	59	(2,526)	72,748	1,274	1,081	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	5,430	1,043	1,075	127	341	5,866	62	99	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	27,408	11,748	8,849	(164)	(49)	30,094	666	737	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	18,198	4,553	4,495	493	1,620	20,369	212	172	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	10,034	2,911	3,181	401	1,083	11,248	165	90	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	8,606	1,482	643	(37)	130	9,538	207	428	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	68,855	13,426	6,876	(660)	767	75,512	10,606	1,961	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,806	2,371	1,343	20	234	13,088	2,107	430	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	12,417	2,730	1,291	35	(465)	13,426	833	325	—
JPMorgan Equity Index Fund Class R6 Shares (a)	144,220	21,185	24,467	1,642	10,560	153,140	1,736	1,082	—
JPMorgan High Yield Fund Class R6 Shares (a)	34,834	7,333	4,494	26	692	38,391	5,915	1,567	—
JPMorgan Inflation Managed Bond ETF (a)	32,853	5,342	2,049	(72)	188	36,262	775	832	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	24,908	90,317	76,681	—	—	38,544	38,544	948	—
Total	$475,612	$186,957	$145,082	$1,900	$12,207	$531,594		$9,988	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2020 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$15,010	$3,242	$1,576	$37	$(447)	$16,266	319	$291	$—
JPMorgan BetaBuilders International Equity ETF (a)	77,027	24,074	9,567	65	(3,073)	88,526	1,550	1,335	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6,658	1,328	1,433	197	388	7,138	76	123	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	33,811	23,092	18,916	(175)	(55)	37,757	836	909	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	22,310	5,682	5,855	808	1,841	24,786	258	212	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	12,340	3,626	4,126	505	1,343	13,688	201	111	—

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2020 Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$10,585	$1,941	$1,038	$12	$106	$11,606	252	$528	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	84,420	16,947	9,644	(933)	1,099	91,889	12,906	2,421	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,500	3,101	1,995	35	285	15,926	2,565	531	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	15,229	3,399	1,767	43	(566)	16,338	1,013	399	—
JPMorgan Equity Index Fund Class R6 Shares (a)	174,553	30,253	33,603	2,152	12,997	186,352	2,112	1,332	—
JPMorgan High Yield Fund Class R6 Shares (a)	42,707	9,374	6,280	(195)	1,111	46,717	7,198	1,926	—
JPMorgan Inflation Managed Bond ETF (a)	40,278	7,683	3,966	(152)	284	44,127	943	1,020	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	36,437	89,692	81,089	—	—	45,040	45,040	1,090	—
Total	$585,865	$223,434	$180,855	$2,399	$15,313	$646,156		$12,228	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2025 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$40,469	$4,851	$3,131	$76	$(1,120)	$41,145	807	$734	$—
JPMorgan BetaBuilders International Equity ETF (a)	210,951	39,487	18,808	81	(7,740)	223,971	3,922	3,408	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17,874	1,919	3,272	518	940	17,979	192	308	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	77,383	37,447	35,256	(429)	(30)	79,115	1,751	1,968	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	60,091	11,653	15,610	2,262	4,235	62,631	651	526	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	33,149	6,402	9,504	1,174	3,380	34,601	508	281	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,031	2,042	1,585	(61)	275	23,702	514	1,082	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	194,396	21,246	17,289	(2,231)	2,391	198,513	27,881	5,213	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,498	3,662	3,279	48	560	32,489	5,232	1,074	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	41,044	6,264	4,659	107	(1,431)	41,325	2,564	1,009	—
JPMorgan Equity Index Fund Class R6 Shares (a)	477,071	32,864	76,505	15,033	23,212	471,675	5,346	3,391	—
JPMorgan High Yield Fund Class R6 Shares (a)	92,961	13,152	12,537	(581)	2,410	95,405	14,700	3,906	—

182	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

JPMorgan SmartRetirement® Blend 2025 Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Inflation Managed Bond ETF (a)	$76,902	$6,265	$4,344	$(198)	$413	$79,038	1,689	$1,846	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	50,752	180,762	171,004	—	—	60,510	60,510	1,583	—
Total	$1,427,572	$368,016	$376,783	$15,799	$27,495	$1,462,099		$26,329	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2030 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$68,893	$11,599	$4,874	$81	$(2,034)	$73,665	1,444	$1,286	$—
JPMorgan BetaBuilders International Equity ETF (a)	359,756	77,083	20,995	(107)	(14,024)	401,713	7,036	6,025	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	30,176	3,102	3,661	502	1,838	31,957	341	537	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	87,893	9,596	2,464	(97)	(421)	94,507	2,092	2,323	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	76,965	13,413	14,337	2,020	6,305	84,366	877	709	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	30,816	7,672	8,884	1,391	2,835	33,830	496	270	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	23,196	2,574	818	(15)	202	25,139	545	1,117	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	220,802	23,805	7,399	(1,032)	972	237,148	33,307	6,056	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	31,389	3,859	1,656	1	577	34,170	5,503	1,096	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	69,911	13,569	7,054	123	(2,561)	73,988	4,590	1,799	—
JPMorgan Equity Index Fund Class R6 Shares (a)	813,083	53,508	86,828	11,541	54,157	845,461	9,582	5,954	—
JPMorgan High Yield Fund Class R6 Shares (a)	93,744	10,897	5,192	(261)	2,000	101,188	15,591	4,046	—
JPMorgan Inflation Managed Bond ETF (a)	38,143	4,391	1,369	(37)	101	41,229	881	933	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	63,873	151,271	160,558	—	—	54,586	54,586	1,519	—
Total	$2,008,640	$386,339	$326,089	$14,110	$49,947	$2,132,947		$33,670	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2035 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$90,567	$15,777	$5,982	$74	$(2,706)	$97,730	1,916	$1,695	$—
JPMorgan BetaBuilders International Equity ETF (a)	472,866	98,700	19,904	(383)	(18,559)	532,720	9,329	7,965	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,777	4,020	4,238	533	2,496	42,588	455	712	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	70,393	8,456	2,007	(86)	(371)	76,385	1,691	1,865	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	107,048	18,048	18,252	2,024	9,444	118,312	1,230	989	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	52,451	16,631	18,076	1,557	5,547	58,110	853	461	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	18,023	2,064	611	(63)	192	19,605	425	864	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	424,401	49,834	13,909	(2,708)	2,371	459,989	64,605	11,645	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	24,249	2,827	955	(28)	454	26,547	4,275	843	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	91,885	17,308	7,756	117	(3,397)	98,157	6,089	2,387	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,065,700	77,393	110,511	8,150	77,649	1,118,381	12,676	7,847	—
JPMorgan High Yield Fund Class R6 Shares (a)	72,396	9,140	3,935	(97)	1,412	78,916	12,160	3,131	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	64,289	152,514	165,239	—	—	51,564	51,564	1,393	—
Total	$2,594,045	$472,712	$371,375	$9,090	$74,532	$2,779,004		$41,797	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2040 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$98,032	$11,915	$6,898	$71	$(2,770)	$100,350	1,967	$1,743	$—
JPMorgan BetaBuilders International Equity ETF (a)	497,610	93,553	25,059	(270)	(19,197)	546,637	9,574	8,198	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	41,751	3,322	4,060	522	2,595	44,130	471	739	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	42,819	4,894	1,432	(270)	(9)	46,002	1,018	1,125	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	118,574	13,307	18,344	2,126	9,979	125,642	1,305	1,053	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	57,311	11,632	13,693	1,870	5,821	62,941	924	500	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	10,945	1,202	395	(47)	126	11,831	257	523	—

184	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

JPMorgan SmartRetirement® Blend 2040 Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$129,006	$14,374	$4,841	$(968)	$998	$138,569	13,693	$2,885	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	258,153	28,813	9,723	(1,881)	1,658	277,020	38,907	7,010	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,071	1,622	643	(52)	311	16,309	2,626	517	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	95,306	17,594	8,729	103	(3,486)	100,788	6,253	2,463	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,103,718	53,100	97,511	10,479	77,039	1,146,825	12,998	8,047	—
JPMorgan High Yield Fund Class R6 Shares (a)	44,160	4,911	2,234	(120)	905	47,622	7,338	1,888	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	40,455	134,308	138,734	—	—	36,029	36,029	1,143	—
Total	$2,552,911	$394,547	$332,296	$11,563	$73,970	$2,700,695		$37,834	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2045 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$92,320	$10,666	$6,787	$(6)	$(2,543)	$93,650	1,836	$1,636	$—
JPMorgan BetaBuilders International Equity ETF (a)	475,788	77,979	23,762	(628)	(17,834)	511,543	8,959	7,725	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	39,625	2,750	4,046	536	2,381	41,246	440	695	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	22,903	2,444	957	(113)	(45)	24,232	537	596	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	111,018	15,271	18,182	1,874	9,763	119,744	1,245	1,010	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	55,829	10,882	13,820	1,783	5,634	60,308	885	483	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	14,644	1,496	652	(81)	182	15,589	338	693	—
JPMorgan Core Bond Fund Class R6 Shares (a)	69,003	7,143	3,160	(674)	680	72,992	7,213	1,530	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	138,082	14,327	6,342	(1,347)	1,203	145,923	20,495	3,714	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	8,056	808	401	(32)	168	8,599	1,384	274	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	90,317	15,448	8,506	52	(3,252)	94,059	5,835	2,317	—
JPMorgan Equity Index Fund Class R6 Shares (a)	1,055,587	34,552	98,469	10,141	72,652	1,074,463	12,178	7,628	—

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2045 Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$14,769	$1,549	$894	$(21)	$284	$15,687	2,417	$626	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	32,832	111,606	113,845	—	—	30,593	30,593	958	—
Total	$2,220,773	$306,921	$299,823	$11,484	$69,273	$2,308,628		$29,885	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2050 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$78,426	$10,605	$7,961	$(64)	$(2,127)	$78,879	1,547	$1,387	$—
JPMorgan BetaBuilders International Equity ETF (a)	401,386	68,123	22,922	(761)	(15,114)	430,712	7,543	6,566	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	33,660	1,812	3,034	361	2,042	34,841	372	592	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	12,098	1,388	667	(79)	(12)	12,728	282	314	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	97,649	8,771	14,398	1,734	8,080	101,836	1,058	866	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	47,799	8,370	11,170	1,458	4,804	51,261	753	414	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7,865	893	457	(56)	107	8,352	181	372	—
JPMorgan Core Bond Fund Class R6 Shares (a)	36,444	4,077	2,153	(388)	361	38,341	3,789	801	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	72,928	8,160	4,316	(837)	714	76,649	10,765	1,948	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,467	413	278	(10)	77	4,669	752	148	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	76,500	13,764	8,321	19	(2,739)	79,223	4,914	1,976	—
JPMorgan Equity Index Fund Class R6 Shares (a)	892,195	36,554	93,861	9,405	60,495	904,788	10,255	6,471	—
JPMorgan High Yield Fund Class R6 Shares (a)	7,957	849	540	(4)	142	8,404	1,295	335	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	24,774	116,436	111,068	—	—	30,142	30,142	824	—
Total	$1,794,148	$280,215	$281,146	$10,778	$56,830	$1,860,825		$23,014	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

186	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

JPMorgan SmartRetirement® Blend 2055 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$47,957	$6,745	$5,833	$(41)	$(1,306)	$47,522	932	$846	$—
JPMorgan BetaBuilders International Equity ETF (a)	239,297	48,807	18,805	(736)	(9,073)	259,490	4,544	4,016	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	20,434	1,216	2,101	224	1,218	20,991	224	361	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	7,359	892	526	(62)	5	7,668	170	191	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	59,286	8,247	12,316	1,180	4,956	61,353	638	539	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	28,922	5,425	7,274	956	2,854	30,883	453	252	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	4,805	552	357	(43)	75	5,032	109	227	—
JPMorgan Core Bond Fund Class R6 Shares (a)	22,124	2,663	1,671	(301)	284	23,099	2,283	488	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	44,270	5,340	3,347	(648)	564	46,179	6,486	1,185	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,683	306	221	(1)	46	2,813	453	91	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	46,443	10,236	7,365	65	(1,649)	47,730	2,961	1,209	—
JPMorgan Equity Index Fund Class R6 Shares (a)	544,948	34,603	77,337	6,390	36,501	545,105	6,178	3,942	—
JPMorgan High Yield Fund Class R6 Shares (a)	4,830	548	400	(9)	94	5,063	780	204	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	19,026	86,673	87,265	—	—	18,434	18,434	512	—
Total	$1,092,384	$212,253	$224,818	$6,974	$34,569	$1,121,362		$14,063	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2060 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$25,454	$6,803	$5,839	$(179)	$(703)	$25,536	501	$477	$—
JPMorgan BetaBuilders International Equity ETF (a)	130,181	32,370	17,438	(863)	(4,812)	139,438	2,442	2,244	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	10,846	1,008	1,308	67	667	11,280	120	201	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,898	754	495	(58)	21	4,120	91	104	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	31,511	6,505	8,398	627	2,723	32,968	342	302	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	15,376	4,536	5,385	487	1,581	16,595	244	140	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	2,543	479	332	(40)	54	2,704	59	124	—

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2060 Fund (continued)
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$11,745	$2,229	$1,536	$(277)	$251	$12,412	1,227	$265	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	23,500	4,466	3,074	(616)	538	24,814	3,485	643	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,417	265	193	(2)	25	1,512	243	49	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	24,651	7,130	5,261	9	(881)	25,648	1,591	681	—
JPMorgan Equity Index Fund Class R6 Shares (a)	290,166	36,820	57,854	3,568	20,203	292,903	3,320	2,201	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,564	466	354	(4)	49	2,721	419	110	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	8,430	67,083	67,645	—	—	7,868	7,868	296	—
Total	$582,282	$170,914	$175,112	$2,719	$19,716	$600,519		$7,837	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

JPMorgan SmartRetirement® Blend 2065 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$1,323	$1,660	$815	$(23)	$(56)	$2,089	41	$33	$—
JPMorgan BetaBuilders International Equity ETF (a)	6,834	6,384	1,323	(57)	(429)	11,409	200	163	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	591	452	144	(3)	27	923	10	14	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	196	153	7	— (b)	(5)	337	7	7	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	128	125	31	— (b)	—	222	5	8	—
JPMorgan Core Bond Fund Class R6 Shares (a)	589	542	108	(4)	(4)	1,015	101	17	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,179	1,035	167	(6)	(11)	2,030	285	42	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	72	55	4	— (b)	1	124	20	3	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,309	1,048	175	(7)	(77)	2,098	130	52	—
JPMorgan Equity Index Fund Class R6 Shares (a)	15,145	11,573	4,097	(37)	1,382	23,966	272	152	—
JPMorgan High Yield Fund Class R6 Shares (a)	129	99	7	— (b)	2	223	34	7	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (c)	806	20,317	19,920	—	—	1,203	1,203	20	—
Total	$28,301	$43,443	$26,798	$(137)	$830	$45,639		$518	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of December 31, 2024.

188	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used treasury and index futures contracts to manage and hedge interest rate and equity price risks associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended December 31, 2024:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund
Futures Contracts:
Average Notional Balance Long	$14,171	$18,770	$50,100	$110,931
Average Notional Balance Short	(892)	(1,392)	(2,346)	(1,531)
Ending Notional Balance Long	23,175	30,516	72,283	126,905
Ending Notional Balance Short	(1,831)	(3,538)	(5,236)	(2,781)

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	189

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	JPMorgan SmartRetirement® Blend 2035 Fund	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund
Futures Contracts:
Average Notional Balance Long	$69,351	$48,213	$41,483	$33,448
Average Notional Balance Short	(1,190)	—	—	—
Ending Notional Balance Long	80,539	47,737	40,722	32,627
Ending Notional Balance Short	(2,640)	—	—	—

	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund	JPMorgan SmartRetirement® Blend 2065 Fund
Futures Contracts:
Average Notional Balance Long	$20,342	$11,032	$649
Average Notional Balance Short	—	—	—
Ending Notional Balance Long	19,765	10,479	966
Ending Notional Balance Short	—	—	—
G. Summary of Derivatives Information— The following tables present the value of derivatives held as of December 31, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Equity Risk Exposure:
Unrealized Depreciation on Futures Contracts *	$—	$—	$—	$(2,859)	$(2,754)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	59	114	168	85	86
Unrealized Depreciation on Futures Contracts *	(91)	(88)	(231)	(210)	(82)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(32)	26	(63)	(2,984)	(2,750)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund
Equity Risk Exposure:
Unrealized Depreciation on Futures Contracts *	$(2,482)	$(2,139)	$(1,717)	$(1,054)	$(558)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(2,482)	(2,139)	(1,717)	(1,054)	(558)

190	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

JPMorgan SmartRetirement® Blend 2065 Fund
Equity Risk Exposure:
Unrealized Depreciation on Futures Contracts *	$(40)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(40)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended December 31, 2024, by primary underlying risk exposure:
	JPMorgan SmartRetirement® Blend Income Fund	JPMorgan SmartRetirement® Blend 2020 Fund	JPMorgan SmartRetirement® Blend 2025 Fund	JPMorgan SmartRetirement® Blend 2030 Fund	JPMorgan SmartRetirement® Blend 2035 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$5	$6,088	$5,697
Interest Rate Risk Exposure:
Futures Contracts	90	102	247	276	65
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$—	$—	$—	$(2,835)	$(2,713)
Interest Rate Risk Exposure:
Futures Contracts	(75)	(9)	(204)	(240)	(17)

	JPMorgan SmartRetirement® Blend 2040 Fund	JPMorgan SmartRetirement® Blend 2045 Fund	JPMorgan SmartRetirement® Blend 2050 Fund	JPMorgan SmartRetirement® Blend 2055 Fund	JPMorgan SmartRetirement® Blend 2060 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$5,074	$4,358	$3,482	$2,131	$1,138
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(2,445)	$(2,107)	$(1,691)	$(1,038)	$(550)

JPMorgan SmartRetirement® Blend 2065 Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$63

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	191

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan SmartRetirement® Blend 2065 Fund
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(40)
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
JPMorgan SmartRetirement® Blend Income Fund
Transfer agency fees	$— (a)	$— (a)	$— (a)	$— (a)	$— (a)	$6	$6
JPMorgan SmartRetirement® Blend 2020 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	6	6
JPMorgan SmartRetirement® Blend 2025 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	10	11
JPMorgan SmartRetirement® Blend 2030 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	13	14
JPMorgan SmartRetirement® Blend 2035 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	14	15
JPMorgan SmartRetirement® Blend 2040 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	13	14
JPMorgan SmartRetirement® Blend 2045 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	12	12
JPMorgan SmartRetirement® Blend 2050 Fund
Transfer agency fees	1	— (a)	— (a)	— (a)	— (a)	10	11
JPMorgan SmartRetirement® Blend 2055 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	8	8
JPMorgan SmartRetirement® Blend 2060 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	6	6
JPMorgan SmartRetirement® Blend 2065 Fund
Transfer agency fees	— (a)	— (a)	— (a)	— (a)	— (a)	1	1

(a)	Amount rounds to less than one thousand.

192	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

The Funds invested in Underlying Funds and, as a result bear a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.F.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.15% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class R2	Class R3
0.50%	0.25%

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5
0.25%	0.25%	0.25%	0.25%	0.10%

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	193

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:
Class I	Class R2	Class R3	Class R4	Class R5	Class R6
0.42%(1)	0.92%(1)	0.67%(1)	0.42%(1)	0.27%(1)	0.17%(1)

(1)	Prior to November 1, 2024, the contractual expense limitations were 0.44%, 0.94%, 0.69%, 0.44%, 0.29% and 0.19% for Class I, Class R2, Class R3, Class R4, Class R5 and Class R6, respectively.
Except as noted above, the expense limitation agreements were in effect for the six months ended December 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
The Underlying Funds and ETFs may impose separate advisory and service fees. To avoid charging a service fee at an effective rate above 0.25% for Class I, Class R2, Class R3 and Class R4 Shares and above 0.10% for Class R5 Shares, JPMDS will waive service fees with respect to the Funds in an amount equal to the weighted average pro-rata amount of service fees charged by the affiliated Underlying Funds and ETFs. These waivers may be in addition to any waivers required to meet the Funds’ contractual expense limitations, but will not exceed the Funds’ service fees.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
JPMorgan SmartRetirement® Blend Income Fund	$572	$119	$— (a)	$691	$107
JPMorgan SmartRetirement® Blend 2020 Fund	706	134	— (a)	840	111
JPMorgan SmartRetirement® Blend 2025 Fund	1,575	243	1	1,819	103
JPMorgan SmartRetirement® Blend 2030 Fund	2,047	316	1	2,364	9
JPMorgan SmartRetirement® Blend 2035 Fund	2,315	340	1	2,656	253
JPMorgan SmartRetirement® Blend 2040 Fund	2,087	307	— (a)	2,394	195
JPMorgan SmartRetirement® Blend 2045 Fund	1,699	268	1	1,968	7
JPMorgan SmartRetirement® Blend 2050 Fund	1,279	226	— (a)	1,505	5
JPMorgan SmartRetirement® Blend 2055 Fund	806	156	1	963	5
JPMorgan SmartRetirement® Blend 2060 Fund	485	115	— (a)	600	4
JPMorgan SmartRetirement® Blend 2065 Fund	31	15	— (a)	46	125

(a)	Amount rounds to less than one thousand.

194	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2024, JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund and JPMorgan SmartRetirement Blend 2035 Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
JPMorgan SmartRetirement® Blend Income Fund	$134,718	$91,371	$17,119	$22,509
JPMorgan SmartRetirement® Blend 2020 Fund	164,865	117,041	29,624	31,753
JPMorgan SmartRetirement® Blend 2025 Fund	297,551	287,259	19,687	49,074
JPMorgan SmartRetirement® Blend 2030 Fund	367,841	243,554	25,012	49,705
JPMorgan SmartRetirement® Blend 2035 Fund	382,944	247,288	14,750	22,463
JPMorgan SmartRetirement® Blend 2040 Fund	260,241	193,564	3,244	3,538
JPMorgan SmartRetirement® Blend 2045 Fund	195,315	185,978	2,832	3,030
JPMorgan SmartRetirement® Blend 2050 Fund	163,778	170,078	2,287	2,498
JPMorgan SmartRetirement® Blend 2055 Fund	125,582	137,553	1,404	1,581
JPMorgan SmartRetirement® Blend 2060 Fund	103,831	107,467	777	1,053
JPMorgan SmartRetirement® Blend 2065 Fund	25,876	8,230	117	63
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan SmartRetirement® Blend Income Fund	$646,965	$94,555	$15,924	$78,631
JPMorgan SmartRetirement® Blend 2020 Fund	782,290	127,375	27,101	100,274
JPMorgan SmartRetirement® Blend 2025 Fund	1,696,579	321,731	47,967	273,764
JPMorgan SmartRetirement® Blend 2030 Fund	2,269,199	529,775	57,594	472,181
JPMorgan SmartRetirement® Blend 2035 Fund	2,423,672	634,798	51,660	583,138
JPMorgan SmartRetirement® Blend 2040 Fund	2,078,100	654,682	31,326	623,356
JPMorgan SmartRetirement® Blend 2045 Fund	1,739,031	586,072	15,782	570,290
JPMorgan SmartRetirement® Blend 2050 Fund	1,385,830	484,223	8,658	475,565
JPMorgan SmartRetirement® Blend 2055 Fund	845,422	281,329	5,039	276,290
JPMorgan SmartRetirement® Blend 2060 Fund	479,266	123,146	1,674	121,472
JPMorgan SmartRetirement® Blend 2065 Fund	45,963	3,983	166	3,817

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	195

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
At June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$8,528	$25,587
JPMorgan SmartRetirement® Blend 2020 Fund	17,925	40,063
JPMorgan SmartRetirement® Blend 2025 Fund	25,743	68,810
JPMorgan SmartRetirement® Blend 2030 Fund	21,999	64,729
JPMorgan SmartRetirement® Blend 2035 Fund	18,793	41,905
JPMorgan SmartRetirement® Blend 2040 Fund	9,526	25,861
JPMorgan SmartRetirement® Blend 2045 Fund	7,367	14,077
JPMorgan SmartRetirement® Blend 2050 Fund	3,492	11,567
JPMorgan SmartRetirement® Blend 2055 Fund	2,298	6,656
JPMorgan SmartRetirement® Blend 2060 Fund	586	3,565
Net capital losses (gains) incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
JPMorgan SmartRetirement® Blend Income Fund	$(515)	$3,858
JPMorgan SmartRetirement® Blend 2020 Fund	(108)	859
JPMorgan SmartRetirement® Blend 2025 Fund	(5,224)	8,215
JPMorgan SmartRetirement® Blend 2030 Fund	—	3,541
JPMorgan SmartRetirement® Blend 2035 Fund	—	1,243
During the year ended June 30, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Long-Term
JPMorgan SmartRetirement® Blend 2065 Fund	$2
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a

196	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
JPMorgan SmartRetirement® Blend Income Fund	3	65.7%
JPMorgan SmartRetirement® Blend 2020 Fund	2	69.0
JPMorgan SmartRetirement® Blend 2025 Fund	2	59.7
JPMorgan SmartRetirement® Blend 2030 Fund	2	61.3
JPMorgan SmartRetirement® Blend 2035 Fund	2	62.0
JPMorgan SmartRetirement® Blend 2040 Fund	2	61.8
JPMorgan SmartRetirement® Blend 2045 Fund	2	61.7
JPMorgan SmartRetirement® Blend 2050 Fund	2	59.4
JPMorgan SmartRetirement® Blend 2055 Fund	3	68.8
JPMorgan SmartRetirement® Blend 2060 Fund	3	67.2
JPMorgan SmartRetirement® Blend 2065 Fund	4	81.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of December 31, 2024, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds and ETFs:
% of Net Assets
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	73.8%
JPMorgan BetaBuilders International Equity ETF	67.7
JPMorgan BetaBuilders Emerging Markets Equity ETF	65.4
JPMorgan Equity Index Fund	62.9
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	39.8
JPMorgan Inflation Managed Bond ETF	30.2
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	28.1
JPMorgan BetaBuilders MSCI US REIT ETF	27.4
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	14.8
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

December 31, 2024	JPMorgan SmartRetirement® Blend Funds	197

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Because of the Funds’ investments in Underlying Funds and ETFs, the Funds indirectly pay a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
The Funds invest in ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indices, as well as indices relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.
Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Reorganization
At a meeting held on August 20-22, 2024, the JPMorgan Trust I Board of Trustees approved the reorganization of JPMorgan SmartRetirement Blend 2020 Fund (the “2020 Fund”) into the JPMorgan SmartRetirement Blend Income Fund (the “Reorganization”), which is expected to occur on or about April 25, 2025, or on such later date as the officers of JPMorgan Trust I determine (the “Closing Date”). Purchases of the 2020 Fund shares will be accepted up to and including the Closing Date. The Reorganization does not require shareholder approval.
It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.

198	JPMorgan SmartRetirement® Blend Funds	December 31, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-SRB-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information concerning the Funds and the other J.P. Morgan Funds overseen by the Board in which each Fund may invest (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds and Underlying Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ and Underlying Funds’ performance as compared to the performance of the Funds’ and Underlying Funds’ peers and benchmarks, and analyses by the Adviser of the Funds’ and Underlying Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Funds and/or Underlying Funds, performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of the Funds and certain Underlying Funds, including risk and performance return assessments as compared to the Funds’ and/or Underlying Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds and Underlying Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and Underlying Funds, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;

•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser and sub-advisers to provide high quality service to the Funds and Underlying Funds, as applicable;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund and Underlying Funds.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Funds and Underlying Funds. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the
Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund and Underlying Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds and/or Underlying Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund and/or Underlying Funds, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefits received by the Adviser and its affiliates in connection with each Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for the Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider steps that had been recently taken to improve performance, such as changes to the Funds' investment allocations, the impact of those changes, and future steps that might be taken to improve performance. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Blend Income Fund’s performance for Class I shares was in the first, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the first, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the SmartRetirement Blend 2020 Fund’s performance for Class I shares was in the third, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2025 Fund’s performance for Class I shares was in the second, fourth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2030 Fund’s performance for Class I shares was in the second, fourth and fifth quintile of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2035 Fund’s performance for Class I shares was in the second, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2040 Fund’s performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2045 Fund’s performance for Class I shares was in the third, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2050 Fund’s performance for Class I shares was in the fourth, three and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in in the third, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2055 Fund’s performance for Class I shares was in the fourth, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.

The Trustees noted that the SmartRetirement Blend 2060 Fund’s performance for Class I shares was in the fourth, third and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the SmartRetirement Blend 2065 Fund’s performance for Class I and Class R6 shares was in the fourth quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered the impact of Underlying Fund allocation changes on the Funds' expenses as well as any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the SmartRetirement Blend Income Fund’s net advisory fee for Class I shares was in the third quintile of the Universe, and that the actual total expenses for
Class I shares were in the second quintile of the Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2020 Fund’s net advisory fee and actual total expenses for Class I shares were both in the third quintile of the Universe. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2025 Fund’s net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in second and the third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2030 Fund’s net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2035 Fund’s net advisory fee for Class I shares was in the second and third quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2040 Fund’s net advisory fee for Class I shares was in the first and third quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2045 Fund’s net advisory fee for Class I shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2050 Fund’s net advisory fee for Class I shares was in the second and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fourth quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2055 Fund’s net advisory fee for Class I shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2060 Fund’s net advisory fee for Class I shares was in the first and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the third quintile of the Universe, and that the actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.
The Trustees noted that the SmartRetirement Blend 2065 Fund’s net advisory fee for Class I shares was in the first quintile of the Universe, and that the actual total expenses for Class I shares were in the second quintile of the Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were both in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, including a reduction to Fee Caps effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory agreement of the Underlying Funds in which the Fund invests.

Semi-Annual Financial Statements
J.P. Morgan Preferred and Income Securities Fund
December 31, 2024 (Unaudited)
JPMorgan Preferred and Income Securities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 87.0%
Banks — 47.4%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (a) (b) (c) (d)	19,650	21,388
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (a) (b) (c) (d)	20,600	23,744
Bank of America Corp.
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (c) (d)	20,409	19,651
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (c) (d)	4,879	4,911
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (c) (d)	6,746	6,762
Bank of Montreal (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 7.70%, 5/26/2084 (a) (d)	4,650	4,824
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.01%), 7.30%, 11/26/2084 (a) (d)	8,355	8,537
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (a) (d)	12,200	12,949
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (a) (b) (c) (d)	7,084	7,329
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (a) (b) (c) (d)	9,340	10,277
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (d) (e)	14,145	15,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	17,330	17,716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (b) (c) (d) (e)	4,220	4,190
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	4,600	4,466
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.38%, 5/15/2028 (b) (c) (d)	5,000	5,151
Series AA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 7.63%, 11/15/2028 (b) (c) (d)	11,000	11,460
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (c) (d)	3,950	3,918
Series DD, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.76%), 7.00%, 8/15/2034 (b) (c) (d)	24,097	25,412
Credit Agricole SA (France) (USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (d) (e)	21,005	20,155
Fifth Third Bancorp
Series H, (3-MONTH CME TERM SOFR + 3.29%), 7.62%, 2/6/2025 (b) (c) (d)	6,008	5,993
Series J, (3-MONTH CME TERM SOFR + 3.39%), 7.72%, 2/6/2025 (b) (c) (d)	2,925	2,913
Series L, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.50%, 9/30/2025 (b) (c) (d)	668	659
HSBC Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (a) (b) (c) (d)	12,721	13,345
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (a) (b) (c) (d)	4,000	3,976
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (a) (b) (c) (d)	11,297	9,982
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 6.95%, 3/11/2034 (a) (b) (c) (d)	12,000	12,019
Huntington Bancshares, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.05%), 4.45%, 10/15/2027 (b) (c) (d)	370	354
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.95%), 5.63%, 7/15/2030 (b) (c) (d)	6,214	6,065
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (a) (b) (c) (d)	16,690	16,470
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (b) (c) (d) (f)	8,250	8,652
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	1

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Intesa Sanpaolo SpA (Italy) 7.80%, 11/28/2053 (e)	10,865	12,140
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	5,880	6,120
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (a) (b) (c) (d)	9,530	9,555
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.15%), 6.75%, 9/27/2031 (a) (b) (c) (d)	4,000	3,826
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (c) (d)	11,046	10,986
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (a) (b) (c) (d)	9,720	10,352
Nordea Bank Abp (Finland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (d) (e)	8,700	8,726
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 6.30%, 9/25/2031 (a) (b) (c) (d) (e)	2,580	2,465
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (c) (d)	32,428	30,437
Royal Bank of Canada (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (a) (d)	16,120	16,714
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (d) (e)	12,215	12,697
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (d) (e)	7,770	8,284
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	7,550	7,401
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (d) (e)	8,610	8,851
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (b) (c) (d) (e)	5,500	5,727
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (b) (c) (d) (f)	6,200	5,596
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (a) (d)	15,305	15,953
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 3/1/2025 (b) (c) (d)	21,047	20,933
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (c) (d)	15,365	14,531
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (c) (d)	30,744	29,872
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (c) (d)	3,865	4,101
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (c) (d)	10,290	10,621
		564,253
Capital Markets — 11.4%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (b) (c) (d)	2,500	2,424
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (b) (c) (d)	4,852	4,737
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (b) (c) (d)	6,729	6,359
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b) (c) (d)	9,704	9,386
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (c) (d)	13,300	11,482
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (b) (c) (d)	3,500	3,467
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (c) (d)	2,500	2,389
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (c) (d)	5,050	5,326
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (c) (d)	22,500	23,472
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (b) (c) (d)	8,310	8,203
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d)	16,931	17,265
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (c) (d)	8,000	8,164
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	4,930	5,330
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	24,075	27,588
		135,592
Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,390	2,460
Ally Financial, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.87%), 4.70%, 5/15/2026 (b) (c) (d)	7,360	6,868
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (c) (d)	2,710	2,368
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (c) (d)	13,606	13,078
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (c) (d)	10,812	10,284
Discover Financial Services Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.78%), 6.13%, 6/23/2025 (b) (c) (d)	2,190	2,178
		37,236
Electric Utilities — 5.1%
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.45%, 9/1/2054 (d)	10,440	10,567
Electricite de France SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.41%), 9.13%, 3/15/2033 (b) (c) (d) (e)	7,630	8,606
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	11,696	11,757
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	5,550	5,657
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	4,820	4,938
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (d)	4,000	4,071
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	5,260	5,398
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 7.25%, 3/30/2067 (d)	4,320	4,322
Southern Co. (The) Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (d)	5,103	5,000
		60,316
Financial Services — 1.6%
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	11,215	11,509
Voya Financial, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.36%), 7.76%, 9/15/2028 (b) (c) (d)	6,747	7,103
		18,612
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	3

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 6.2%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (d) (e)	12,400	12,220
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,615	3,707
Markel Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (c) (d)	9,120	9,103
6.00%, 5/16/2054	5,000	4,951
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	1,254	1,368
MetLife, Inc. 9.25%, 4/8/2038 (e)	13,675	16,081
Nippon Life Insurance Co. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 5.95%, 4/16/2054 (d) (e)	8,350	8,420
PartnerRe Finance B LLC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.82%), 4.50%, 10/1/2050 (d)	2,500	2,312
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	1,293	1,295
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	5,120	5,340
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	9,340	9,606
		74,403
Multi-Utilities — 4.7%
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,320	4,092
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (d)	7,118	6,197
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (c) (d)	1,800	1,743
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,430	2,566
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	8,230	8,552
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	5,025	5,109
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	9,880	10,059
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.53%), 6.38%, 3/31/2055 (d)	5,060	5,037
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	4,850	4,628
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	8,590	8,686
		56,669
Oil, Gas & Consumable Fuels — 6.0%
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	1,725	1,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (c) (d)	5,540	5,691
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	15,490	14,975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	2,530	2,654
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	14,970	16,626
Energy Transfer LP
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.13%), 6.75%, 5/15/2025 (b) (c) (d)	3,000	2,971
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.69%), 6.50%, 11/15/2026 (b) (c) (d)	2,500	2,501
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (c) (d)	11,106	11,146
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Transcanada Trust (Canada)
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	6,854	6,587
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.99%), 5.60%, 3/7/2082 (d)	7,500	7,112
		71,907
Trading Companies & Distributors — 0.3%
Air Lease Corp. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 4.65%, 6/15/2026 (b) (c) (d)	4,089	3,955
Wireless Telecommunication Services — 1.2%
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	11,750	11,417
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	2,750	2,434
		13,851
Total Corporate Bonds (Cost $991,038)		1,036,794
	SHARES (000)
Preferred Stocks — 6.7%
Banks — 0.5%
Regions Financial Corp. 6.95%, 9/15/2029 ($25 par value) (g)	154	4,041
Wells Fargo & Co. Series Z, 4.75%, 3/15/2025 ($25 par value) (g)	100	2,040
		6,081
Capital Markets — 3.0%
Morgan Stanley
Series I, 6.38%, 4/15/2025 ($25 par value) (g)	—	14
Series O, 4.25%, 1/15/2027 ($25 par value) (g)	60	1,097
Series P, 6.50%, 10/15/2027 ($25 par value) (g)	516	13,273
Series Q, 6.63%, 10/15/2029 ($25 par value) (g)	820	21,738
		36,122
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
Series C, 4.75%, 2/18/2025 ($25 par value) (g)	185	3,665
5.35%, 11/1/2066 ($25 par value)	150	3,661
		7,326
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — 1.4%
SCE Trust VII Series M, 7.50%, 11/22/2028 ($25 par value) (g)	180	4,653
SCE Trust VIII Series N, 6.95%, 5/13/2029 ($25 par value) (g)	450	11,444
		16,097
Insurance — 1.2%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (g)	134	3,567
Athene Holding Ltd. Series E, 7.75%, 12/30/2027 ($25 par value) (g)	125	3,239
Lincoln National Corp. Series D, 9.00%, 12/1/2027 ($25 par value) (g)	127	3,481
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (g)	175	3,615
		13,902
Total Preferred Stocks (Cost $77,174)		79,528
Exchange-Traded Funds — 3.1%
Fixed Income — 3.1%
Invesco Preferred ETF (Cost $38,052)	3,191	36,797
Short-Term Investments — 2.8%
Investment Companies — 2.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (h) (i) (Cost $33,113)	33,103	33,116
Total Investments — 99.6% (Cost $1,139,377)		1,186,235
Other Assets in Excess of Liabilities — 0.4%		4,848
NET ASSETS — 100.0%		1,191,083

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	5

JPMorgan Preferred and Income Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

(a)
Contingent Capital security (“CoCo”). CoCos are hybrid debt
securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at December 31, 2024 is $370,701 or
31.12% of the Fund’s net assets as of December 31, 2024.

(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2024.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of December 31, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of December 31, 2024.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Preferred and Income Securities Fund
ASSETS:
Investments in non-affiliates, at value	$1,153,119
Investments in affiliates, at value	33,116
Cash	128
Foreign currency, at value	1
Receivables:
Due from custodian	1,403
Fund shares sold	1,128
Interest from non-affiliates	11,325
Dividends from non-affiliates	611
Dividends from affiliates	4
Total Assets	1,200,835
LIABILITIES:
Payables:
Distributions	7
Investment securities purchased	2,673
Fund shares redeemed	6,286
Accrued liabilities:
Investment advisory fees	474
Administration fees	57
Distribution fees	14
Service fees	24
Custodian and accounting fees	5
Trustees’ and Chief Compliance Officer’s fees	1
Other	211
Total Liabilities	9,752
Net Assets	$1,191,083
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Preferred and Income Securities Fund
NET ASSETS:
Paid-in-Capital	$1,158,850
Total distributable earnings (loss)	32,233
Total Net Assets	$1,191,083
Net Assets:
Class A	$19,305
Class C	15,259
Class I	513,960
Class R6	642,559
Total	$1,191,083
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,002
Class C	1,583
Class I	53,322
Class R6	66,651
Net Asset Value (a):
Class A — Redemption price per share	$9.64
Class C — Offering price per share (b)	9.64
Class I — Offering and redemption price per share	9.64
Class R6 — Offering and redemption price per share	9.64
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.02
Cost of investments in non-affiliates	$1,106,264
Cost of investments in affiliates	33,113
Cost of foreign currency	1

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

JPMorgan Preferred and Income Securities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$31,952
Interest income from affiliates	12
Dividend income from non-affiliates	2,515
Dividend income from affiliates	819
Total investment income	35,298
EXPENSES:
Investment advisory fees	2,868
Administration fees	430
Distribution fees:
Class A	22
Class C	53
Service fees:
Class A	22
Class C	18
Class I	632
Custodian and accounting fees	22
Interest expense to affiliates	3
Professional fees	61
Trustees’ and Chief Compliance Officer’s fees	15
Printing and mailing costs	38
Registration and filing fees	43
Transfer agency fees (See Note 2.F.)	5
Other	13
Total expenses	4,245
Less fees waived	(895)
Net expenses	3,350
Net investment income (loss)	31,948
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	8,503
Investments in affiliates	(3)
Foreign currency transactions	— (a)
Net realized gain (loss)	8,500
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	12,933
Investments in affiliates	3
Foreign currency translations	— (a)
Change in net unrealized appreciation/depreciation	12,936
Net realized/unrealized gains (losses)	21,436
Change in net assets resulting from operations	$53,384

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Preferred and Income Securities Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$31,948	$43,711
Net realized gain (loss)	8,500	2,974
Change in net unrealized appreciation/depreciation	12,936	51,178
Change in net assets resulting from operations	53,384	97,863
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(487)	(823)
Class C	(350)	(574)
Class I	(14,294)	(17,248)
Class R6	(17,427)	(25,808)
Total distributions to shareholders	(32,558)	(44,453)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	181,602	349,997
NET ASSETS:
Change in net assets	202,428	403,407
Beginning of period	988,655	585,248
End of period	$1,191,083	$988,655
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

	JPMorgan Preferred and Income Securities Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,958	$4,526
Distributions reinvested	487	822
Cost of shares redeemed	(2,208)	(6,327)
Change in net assets resulting from Class A capital transactions	3,237	(979)
Class C
Proceeds from shares issued	2,684	4,239
Distributions reinvested	350	573
Cost of shares redeemed	(1,049)	(4,028)
Change in net assets resulting from Class C capital transactions	1,985	784
Class I
Proceeds from shares issued	167,559	178,558
Distributions reinvested	13,644	17,243
Cost of shares redeemed	(76,147)	(77,050)
Change in net assets resulting from Class I capital transactions	105,056	118,751
Class R6
Proceeds from shares issued	130,194	391,308
Distributions reinvested	17,379	25,701
Cost of shares redeemed	(76,249)	(185,568)
Change in net assets resulting from Class R6 capital transactions	71,324	231,441
Total change in net assets resulting from capital transactions	$181,602	$349,997
SHARE TRANSACTIONS:
Class A
Issued	514	497
Reinvested	50	91
Redeemed	(229)	(715)
Change in Class A Shares	335	(127)
Class C
Issued	275	459
Reinvested	37	63
Redeemed	(109)	(444)
Change in Class C Shares	203	78
Class I
Issued	17,453	19,479
Reinvested	1,411	1,892
Redeemed	(7,874)	(8,535)
Change in Class I Shares	10,990	12,836
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Preferred and Income Securities Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	13,462	42,865
Reinvested	1,798	2,817
Redeemed	(7,893)	(20,443)
Change in Class R6 Shares	7,367	25,239
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Preferred and Income Securities Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$9.45	$0.26	$0.19	$0.45	$(0.26)	$9.64
Year Ended June 30, 2024	8.79	0.49	0.67	1.16	(0.50)	9.45
March 1, 2023 through June 30, 2023 (f)	9.28	0.16	(0.52)	(0.36)	(0.13)	8.79
March 31, 2022 (h) through February 28, 2023	10.00	0.42	(0.79)	(0.37)	(0.35)	9.28
Class C
Six Months Ended December 31, 2024 (Unaudited)	9.44	0.23	0.21	0.44	(0.24)	9.64
Year Ended June 30, 2024	8.78	0.44	0.67	1.11	(0.45)	9.44
March 1, 2023 through June 30, 2023 (f)	9.27	0.14	(0.51)	(0.37)	(0.12)	8.78
August 1, 2022 (i) through February 28, 2023	9.46	0.24	(0.21)	0.03	(0.22)	9.27
Class I
Six Months Ended December 31, 2024 (Unaudited)	9.45	0.27	0.19	0.46	(0.27)	9.64
Year Ended June 30, 2024	8.78	0.51	0.68	1.19	(0.52)	9.45
March 1, 2023 through June 30, 2023 (f)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (h) through February 28, 2023	10.00	0.44	(0.79)	(0.35)	(0.37)	9.28
Class R6
Six Months Ended December 31, 2024 (Unaudited)	9.45	0.27	0.20	0.47	(0.28)	9.64
Year Ended June 30, 2024	8.78	0.52	0.68	1.20	(0.53)	9.45
March 1, 2023 through June 30, 2023 (f)	9.28	0.17	(0.53)	(0.36)	(0.14)	8.78
March 31, 2022 (h) through February 28, 2023	10.00	0.43	(0.78)	(0.35)	(0.37)	9.28

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	The Fund changed its fiscal year end from the last day of February to June 30th.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Commencement of operations.
(i)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

4.81%	$19,305	0.84%	5.29%	1.11%	19%
13.55	15,756	0.85	5.40	1.14	36
(3.82)	15,771	0.85 (g)	5.43 (g)	1.17 (g)	14
(3.60)	15,246	0.84 (g)	5.06 (g)	1.20 (g)	29

4.67	15,259	1.34	4.80	1.61	19
13.00	13,026	1.35	4.90	1.64	36
(4.00)	11,428	1.35 (g)	4.93 (g)	1.67 (g)	14
0.42	10,594	1.34 (g)	4.56 (g)	1.71 (g)	29

4.94	513,960	0.60	5.54	0.86	19
13.96	399,828	0.60	5.66	0.89	36
(3.84)	259,029	0.60 (g)	5.67 (g)	0.92 (g)	14
(3.38)	331,170	0.59 (g)	5.23 (g)	1.01 (g)	29

4.97	642,559	0.55	5.59	0.61	19
14.01	560,045	0.55	5.71	0.64	36
(3.83)	299,020	0.55 (g)	5.73 (g)	0.67 (g)	14
(3.34)	355,264	0.55 (g)	5.21 (g)	0.70 (g)	29
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	15

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust IV (the "Trust”) was formed on November 11, 2015, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 11, 2015 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Preferred and Income Securities Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to provide a high level of current income and total return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

16	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,036,794	$—	$1,036,794
Exchange-Traded Funds	36,797	—	—	36,797
Preferred Stocks	79,528	—	—	79,528
Short-Term Investments
Investment Companies	33,116	—	—	33,116
Total Investments in Securities	$149,441	$1,036,794	$—	$1,186,235
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of December 31, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	17

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended December 31, 2024.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$37,312	$333,835	$338,031	$(3)	$3	$33,116	33,103	$819	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$— (a)	$— (a)	$2	$3	$5

(a)	Amount rounds to less than one thousand.

18	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$3	$—

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	19

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.85%	1.35%	0.60%	0.55%

The expense limitation agreement was in effect for the six months ended December 31, 2024 and are in place until at least October 31, 2025.
For the six months ended December 31, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$204	$136	$537	$877
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 was $18.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

20	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$407,213	$211,197
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,139,377	$49,868	$3,010	$46,858
At June 30, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$23,276
During the year ended June 30, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$2,397	$75
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended December 31, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	21

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of December 31, 2024, the Fund had one individual shareholder and/or affiliated omnibus account, which owned 98.5% of the Fund's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e. the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

22	J.P. Morgan Preferred and Income Securities Fund	December 31, 2024

As of December 31, 2024, the Fund had non-U.S. country allocations representing greater than 10% of total investments as follows:
Canada	11.0%
The Fund invests in contingent convertible securities (“CoCos”) and is subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Fund may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Fund does not invest in common stock as a principal investment strategy, the Fund will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.

December 31, 2024	J.P. Morgan Preferred and Income Securities Fund	23

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-FI-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and at each meeting considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreement for the Fund, whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received, and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks, and peers. Before voting on the Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreement. The Trustees also discussed the Advisory Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Fund for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including the benefit that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented contractual expense limitations and fee waivers (“Fee Caps”), which allow the Fund’s shareholders to share potential economies of scale from the Fund’s inception, prior to reaching scale. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including Fee Caps that the

Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels, was reasonable. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about the Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Fund in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for the one-year period. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in the Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Group for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of their review, the Trustees reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Fund’s performance for Class A, Class I and Class R6 shares was in the second quintile of the Universe for the one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the Fund’s performance was satisfactory.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by the Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund, and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees considered the Fee Caps currently in place for the Fund, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Large Cap Funds
December 31, 2024 (Unaudited)
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan U.S. Applied Data Science Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.2%
General Dynamics Corp.	2,716	715,680
Northrop Grumman Corp.	447	209,831
RTX Corp.	4,193	485,188
		1,410,699
Air Freight & Logistics — 1.5%
United Parcel Service, Inc., Class B	5,405	681,617
Banks — 9.5%
Bank of America Corp.	28,634	1,258,471
PNC Financial Services Group, Inc. (The)	3,981	767,623
Truist Financial Corp.	14,014	607,924
Wells Fargo & Co.	21,876	1,536,596
		4,170,614
Beverages — 1.7%
Coca-Cola Co. (The)	6,805	423,670
PepsiCo, Inc.	2,108	320,595
		744,265
Biotechnology — 1.9%
AbbVie, Inc.	4,690	833,482
Capital Markets — 10.2%
Ares Management Corp.	3,049	539,872
Bank of New York Mellon Corp. (The)	3,450	265,034
Blackrock, Inc.	536	549,094
Blackstone, Inc.	3,661	631,293
Charles Schwab Corp. (The)	12,516	926,292
CME Group, Inc.	1,029	239,042
Goldman Sachs Group, Inc. (The)	529	302,723
Morgan Stanley	8,137	1,022,968
		4,476,318
Chemicals — 2.4%
Air Products and Chemicals, Inc.	2,875	834,050
PPG Industries, Inc.	1,851	221,070
		1,055,120
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	893	179,640
Consumer Finance — 3.4%
American Express Co.	3,098	919,500
Capital One Financial Corp.	3,293	587,252
		1,506,752
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	6,221	562,063
INVESTMENTS	SHARES (000)	VALUE ($000)

Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	6,689	267,505
Electric Utilities — 2.1%
NextEra Energy, Inc.	7,414	531,535
Xcel Energy, Inc.	5,788	390,766
		922,301
Electrical Equipment — 1.4%
Eaton Corp. plc	1,894	628,630
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	8,451	401,597
Food Products — 1.3%
Hershey Co. (The)	1,417	239,973
Mondelez International, Inc., Class A	5,392	322,067
		562,040
Ground Transportation — 3.1%
Norfolk Southern Corp.	3,552	833,585
Union Pacific Corp.	2,271	517,923
		1,351,508
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	4,674	528,719
Becton Dickinson & Co.	1,724	391,121
Medtronic plc	4,346	347,137
		1,266,977
Health Care Providers & Services — 5.1%
Cencora, Inc.	1,000	224,705
Cigna Group (The)	1,579	436,127
CVS Health Corp.	7,681	344,779
Quest Diagnostics, Inc.	291	43,887
UnitedHealth Group, Inc.	2,365	1,196,173
		2,245,671
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	1,354	132,116
Ventas, Inc.	5,657	333,141
		465,257
Hotels, Restaurants & Leisure — 2.2%
McDonald's Corp.	2,457	712,362
Yum! Brands, Inc.	2,000	268,296
		980,658
Household Products — 1.5%
Procter & Gamble Co. (The)	3,914	656,232
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	1

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	2,316	523,057
Industrial REITs — 0.7%
Prologis, Inc.	2,885	304,915
Insurance — 4.1%
Arthur J Gallagher & Co.	1,248	354,262
Chubb Ltd.	1,410	389,596
Hartford Financial Services Group, Inc. (The)	845	92,456
Marsh & McLennan Cos., Inc.	945	200,713
MetLife, Inc.	2,775	227,190
Progressive Corp. (The)	1,151	275,746
Travelers Cos., Inc. (The)	1,156	278,519
		1,818,482
IT Services — 1.1%
Accenture plc, Class A (Ireland)	636	223,538
International Business Machines Corp.	1,123	246,883
		470,421
Machinery — 4.5%
Deere & Co.	1,866	790,691
Dover Corp.	3,759	705,238
Parker-Hannifin Corp.	774	492,161
		1,988,090
Media — 1.7%
Comcast Corp., Class A	19,793	742,845
Multi-Utilities — 2.5%
CMS Energy Corp.	4,492	299,386
Dominion Energy, Inc.	8,565	461,327
Public Service Enterprise Group, Inc.	4,177	352,888
		1,113,601
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	6,080	880,680
ConocoPhillips	9,508	942,853
EOG Resources, Inc.	5,156	631,978
Exxon Mobil Corp.	5,066	544,997
		3,000,508
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	14,089	796,883
Eli Lilly & Co.	263	202,838
Johnson & Johnson	4,463	645,408
Merck & Co., Inc.	3,112	309,554
		1,954,683
INVESTMENTS	SHARES (000)	VALUE ($000)

Residential REITs — 0.5%
AvalonBay Communities, Inc.	991	218,040
Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc.	3,497	743,023
Lam Research Corp.	1,525	110,157
Microchip Technology, Inc.	6,428	368,635
NXP Semiconductors NV (China)	1,728	359,129
Texas Instruments, Inc.	3,180	596,332
		2,177,276
Software — 1.6%
Microsoft Corp.	1,640	691,046
Specialty Retail — 4.9%
Home Depot, Inc. (The)	1,744	678,259
Lowe's Cos., Inc.	3,272	807,621
TJX Cos., Inc. (The)	5,658	683,534
		2,169,414
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	461	115,494
Seagate Technology Holdings plc	3,781	326,327
		441,821
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	634	47,959
Tobacco — 1.9%
Philip Morris International, Inc.	7,043	847,641
Total Common Stocks (Cost $28,013,407)		43,878,745
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $245,668)	245,574	245,672
Total Investments — 100.1% (Cost $28,259,075)		44,124,417
Liabilities in Excess of Other Assets — (0.1)%		(47,720)
NET ASSETS — 100.0%		44,076,697

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Large Cap Funds	December 31, 2024

Abbreviations
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	3

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc. *	16	9,264
Boeing Co. (The) *	161	28,473
GE Aerospace	233	38,844
General Dynamics Corp.	56	14,631
Howmet Aerospace, Inc.	87	9,561
Huntington Ingalls Industries, Inc.	8	1,591
L3Harris Technologies, Inc.	41	8,582
Lockheed Martin Corp.	45	22,059
Northrop Grumman Corp.	30	13,830
RTX Corp.	286	33,143
Textron, Inc.	40	3,054
TransDigm Group, Inc.	12	15,334
		198,366
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	26	2,628
Expeditors International of Washington, Inc.	30	3,337
FedEx Corp.	48	13,607
United Parcel Service, Inc., Class B	157	19,845
		39,417
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	51	3,059
BorgWarner, Inc.	47	1,496
		4,555
Automobiles — 2.5%
Ford Motor Co.	840	8,315
General Motors Co.	236	12,604
Tesla, Inc. *	601	242,686
		263,605
Banks — 3.4%
Bank of America Corp.	1,436	63,130
Citigroup, Inc.	407	28,646
Citizens Financial Group, Inc.	95	4,150
Fifth Third Bancorp	144	6,100
Huntington Bancshares, Inc.	313	5,086
JPMorgan Chase & Co. (a)	606	145,218
KeyCorp	213	3,656
M&T Bank Corp.	36	6,712
PNC Financial Services Group, Inc. (The)	85	16,466
Regions Financial Corp.	196	4,600
Truist Financial Corp.	286	12,392
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
US Bancorp	336	16,056
Wells Fargo & Co.	716	50,323
		362,535
Beverages — 1.2%
Brown-Forman Corp., Class B	39	1,488
Coca-Cola Co. (The)	834	51,941
Constellation Brands, Inc., Class A	34	7,424
Keurig Dr Pepper, Inc.	242	7,782
Molson Coors Beverage Co., Class B	38	2,155
Monster Beverage Corp. *	151	7,919
PepsiCo, Inc.	295	44,892
		123,601
Biotechnology — 1.6%
AbbVie, Inc.	380	67,571
Amgen, Inc.	116	30,147
Biogen, Inc. *	31	4,795
Gilead Sciences, Inc.	268	24,771
Incyte Corp. *	34	2,376
Moderna, Inc. *	73	3,030
Regeneron Pharmaceuticals, Inc. *	23	16,136
Vertex Pharmaceuticals, Inc. *	56	22,316
		171,142
Broadline Retail — 4.2%
Amazon.com, Inc. *	2,014	441,794
eBay, Inc.	103	6,385
		448,179
Building Products — 0.5%
A O Smith Corp.	26	1,748
Allegion plc	19	2,444
Builders FirstSource, Inc. *	25	3,540
Carrier Global Corp.	179	12,256
Johnson Controls International plc	144	11,346
Lennox International, Inc.	7	4,204
Masco Corp.	46	3,369
Trane Technologies plc	48	17,884
		56,791
Capital Markets — 3.1%
Ameriprise Financial, Inc.	21	11,115
Bank of New York Mellon Corp. (The)	156	12,020
Blackrock, Inc.	31	32,114
Blackstone, Inc.	155	26,787
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Cboe Global Markets, Inc.	22	4,402
Charles Schwab Corp. (The)	322	23,807
CME Group, Inc.	78	18,008
FactSet Research Systems, Inc.	8	3,926
Franklin Resources, Inc.	66	1,349
Goldman Sachs Group, Inc. (The)	68	38,679
Intercontinental Exchange, Inc.	124	18,410
Invesco Ltd.	97	1,690
KKR & Co., Inc.	145	21,485
MarketAxess Holdings, Inc.	8	1,834
Moody's Corp.	34	15,873
Morgan Stanley	267	33,559
MSCI, Inc.	17	10,119
Nasdaq, Inc.	89	6,884
Northern Trust Corp.	43	4,372
Raymond James Financial, Inc.	39	6,116
S&P Global, Inc.	68	34,025
State Street Corp.	63	6,191
T. Rowe Price Group, Inc.	48	5,406
		338,171
Chemicals — 1.3%
Air Products and Chemicals, Inc.	48	13,875
Albemarle Corp. (b)	25	2,177
Celanese Corp.	24	1,628
CF Industries Holdings, Inc.	37	3,195
Corteva, Inc.	148	8,424
Dow, Inc.	151	6,045
DuPont de Nemours, Inc.	90	6,858
Eastman Chemical Co.	25	2,278
Ecolab, Inc.	54	12,707
FMC Corp.	27	1,306
International Flavors & Fragrances, Inc.	55	4,652
Linde plc	102	42,897
LyondellBasell Industries NV, Class A	56	4,152
Mosaic Co. (The)	68	1,680
PPG Industries, Inc.	50	5,963
Sherwin-Williams Co. (The)	50	16,948
		134,785
Commercial Services & Supplies — 0.5%
Cintas Corp.	74	13,477
Copart, Inc. *	189	10,826
Republic Services, Inc.	44	8,812
Rollins, Inc.	60	2,802
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Veralto Corp.	53	5,420
Waste Management, Inc.	78	15,859
		57,196
Communications Equipment — 0.9%
Arista Networks, Inc. *	222	24,569
Cisco Systems, Inc.	858	50,776
F5, Inc. *	13	3,144
Juniper Networks, Inc.	71	2,668
Motorola Solutions, Inc.	36	16,622
		97,779
Construction & Engineering — 0.1%
Quanta Services, Inc.	32	10,039
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	13	6,792
Vulcan Materials Co.	29	7,310
		14,102
Consumer Finance — 0.6%
American Express Co.	120	35,541
Capital One Financial Corp.	82	14,638
Discover Financial Services	54	9,359
Synchrony Financial	84	5,446
		64,984
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	95	87,358
Dollar General Corp.	47	3,588
Dollar Tree, Inc. *	44	3,259
Kroger Co. (The)	143	8,758
Sysco Corp.	106	8,082
Target Corp.	99	13,400
Walgreens Boots Alliance, Inc.	155	1,441
Walmart, Inc.	934	84,389
		210,275
Containers & Packaging — 0.2%
Amcor plc	311	2,927
Avery Dennison Corp.	17	3,235
Ball Corp.	64	3,540
International Paper Co.	75	4,023
Packaging Corp. of America	19	4,320
Smurfit WestRock plc	107	5,727
		23,772
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	5

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Distributors — 0.1%
Genuine Parts Co.	30	3,493
LKQ Corp.	56	2,056
Pool Corp.	8	2,792
		8,341
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,544	35,157
Verizon Communications, Inc.	906	36,224
		71,381
Electric Utilities — 1.5%
Alliant Energy Corp.	55	3,265
American Electric Power Co., Inc.	115	10,569
Constellation Energy Corp.	67	15,056
Duke Energy Corp.	166	17,909
Edison International	83	6,651
Entergy Corp.	92	6,996
Evergy, Inc.	50	3,046
Eversource Energy	79	4,528
Exelon Corp.	216	8,139
FirstEnergy Corp.	110	4,391
NextEra Energy, Inc.	443	31,723
NRG Energy, Inc.	44	3,932
PG&E Corp.	470	9,493
Pinnacle West Capital Corp.	24	2,074
PPL Corp.	159	5,155
Southern Co. (The)	236	19,409
Xcel Energy, Inc.	124	8,343
		160,679
Electrical Equipment — 0.8%
AMETEK, Inc.	50	8,972
Eaton Corp. plc	85	28,222
Emerson Electric Co.	123	15,206
GE Vernova, Inc.	59	19,510
Generac Holdings, Inc. *	13	1,985
Hubbell, Inc.	11	4,838
Rockwell Automation, Inc.	24	6,943
		85,676
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	260	18,017
CDW Corp.	29	4,991
Corning, Inc.	166	7,880
Jabil, Inc.	24	3,494
Keysight Technologies, Inc. *	37	5,998
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — continued
TE Connectivity plc (Switzerland)	64	9,204
Teledyne Technologies, Inc. *	10	4,654
Trimble, Inc. *	53	3,713
Zebra Technologies Corp., Class A *	11	4,287
		62,238
Energy Equipment & Services — 0.2%
Baker Hughes Co.	213	8,734
Halliburton Co.	189	5,140
Schlumberger NV	304	11,650
		25,524
Entertainment — 1.4%
Electronic Arts, Inc.	51	7,514
Live Nation Entertainment, Inc. *	34	4,370
Netflix, Inc. *	92	81,984
Take-Two Interactive Software, Inc. *	35	6,470
Walt Disney Co. (The)	390	43,391
Warner Bros Discovery, Inc. *	480	5,077
		148,806
Financial Services — 4.4%
Apollo Global Management, Inc.	96	15,886
Berkshire Hathaway, Inc., Class B *	394	178,780
Corpay, Inc. *	15	5,076
Fidelity National Information Services, Inc.	116	9,357
Fiserv, Inc. *	122	25,147
Global Payments, Inc.	55	6,137
Jack Henry & Associates, Inc.	16	2,752
Mastercard, Inc., Class A	176	92,877
PayPal Holdings, Inc. *	216	18,412
Visa, Inc., Class A	372	117,521
		471,945
Food Products — 0.6%
Archer-Daniels-Midland Co.	103	5,198
Bunge Global SA	30	2,336
Conagra Brands, Inc.	103	2,850
General Mills, Inc.	119	7,618
Hershey Co. (The)	32	5,384
Hormel Foods Corp.	63	1,962
J M Smucker Co. (The)	23	2,521
Kellanova	58	4,684
Kraft Heinz Co. (The)	190	5,833
Lamb Weston Holdings, Inc.	31	2,051
McCormick & Co., Inc. (Non-Voting)	54	4,137
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — continued
Mondelez International, Inc., Class A	288	17,187
The Campbell's Co.	42	1,770
Tyson Foods, Inc., Class A	61	3,533
		67,064
Gas Utilities — 0.0% ^
Atmos Energy Corp.	33	4,652
Ground Transportation — 0.9%
CSX Corp.	415	13,391
JB Hunt Transport Services, Inc.	17	2,925
Norfolk Southern Corp.	49	11,426
Old Dominion Freight Line, Inc.	40	7,131
Uber Technologies, Inc. *	453	27,331
Union Pacific Corp.	131	29,749
		91,953
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	373	42,215
Align Technology, Inc. *	15	3,148
Baxter International, Inc.	110	3,204
Becton Dickinson & Co.	62	14,110
Boston Scientific Corp. *	317	28,327
Cooper Cos., Inc. (The) *	43	3,940
Dexcom, Inc. *	84	6,536
Edwards Lifesciences Corp. *	127	9,395
GE HealthCare Technologies, Inc.	98	7,686
Hologic, Inc. *	50	3,603
IDEXX Laboratories, Inc. *	18	7,285
Insulet Corp. *	15	3,941
Intuitive Surgical, Inc. *	77	40,005
Medtronic plc	276	22,044
ResMed, Inc.	31	7,224
Solventum Corp. *	30	1,964
STERIS plc	21	4,366
Stryker Corp.	74	26,581
Teleflex, Inc.	10	1,779
Zimmer Biomet Holdings, Inc.	43	4,525
		241,878
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	52	6,159
Cencora, Inc.	38	8,479
Centene Corp. *	109	6,581
Cigna Group (The)	60	16,528
CVS Health Corp.	271	12,155
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
DaVita, Inc. *	10	1,451
Elevance Health, Inc.	50	18,410
HCA Healthcare, Inc.	39	11,779
Henry Schein, Inc. *	27	1,857
Humana, Inc.	26	6,574
Labcorp Holdings, Inc.	18	4,127
McKesson Corp.	27	15,567
Molina Healthcare, Inc. *	12	3,582
Quest Diagnostics, Inc.	24	3,623
UnitedHealth Group, Inc.	198	100,174
Universal Health Services, Inc., Class B	12	2,267
		219,313
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	33	3,265
Healthpeak Properties, Inc.	151	3,051
Ventas, Inc.	90	5,316
Welltower, Inc.	127	16,042
		27,674
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	150	2,635
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A *	93	12,241
Booking Holdings, Inc.	7	35,385
Caesars Entertainment, Inc. *	46	1,528
Carnival Corp. *	224	5,570
Chipotle Mexican Grill, Inc. *	293	17,680
Darden Restaurants, Inc.	25	4,720
Domino's Pizza, Inc.	7	3,119
Expedia Group, Inc. *	26	4,925
Hilton Worldwide Holdings, Inc.	52	12,965
Las Vegas Sands Corp.	75	3,846
Marriott International, Inc., Class A	50	13,844
McDonald's Corp.	154	44,702
MGM Resorts International *	49	1,687
Norwegian Cruise Line Holdings Ltd. *	95	2,435
Royal Caribbean Cruises Ltd.	53	12,279
Starbucks Corp.	244	22,257
Wynn Resorts Ltd.	20	1,715
Yum! Brands, Inc.	60	8,056
		208,954
Household Durables — 0.3%
DR Horton, Inc.	63	8,774
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	7

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Garmin Ltd.	33	6,818
Lennar Corp., Class A	51	7,007
Mohawk Industries, Inc. *	11	1,343
NVR, Inc. *	1	5,390
PulteGroup, Inc.	44	4,806
		34,138
Household Products — 1.1%
Church & Dwight Co., Inc.	53	5,520
Clorox Co. (The)	26	4,326
Colgate-Palmolive Co.	176	15,983
Kimberly-Clark Corp.	72	9,403
Procter & Gamble Co. (The)	507	84,958
		120,190
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	153	1,969
Vistra Corp.	73	10,094
		12,063
Industrial Conglomerates — 0.4%
3M Co.	117	15,126
Honeywell International, Inc.	140	31,607
		46,733
Industrial REITs — 0.2%
Prologis, Inc.	199	21,066
Insurance — 2.1%
Aflac, Inc.	107	11,129
Allstate Corp. (The)	57	10,985
American International Group, Inc.	134	9,771
Aon plc, Class A	46	16,714
Arch Capital Group Ltd.	81	7,446
Arthur J Gallagher & Co.	54	15,258
Assurant, Inc.	11	2,353
Brown & Brown, Inc.	51	5,210
Chubb Ltd.	81	22,288
Cincinnati Financial Corp.	34	4,834
Erie Indemnity Co., Class A	5	2,212
Everest Group Ltd.	9	3,352
Globe Life, Inc.	18	2,014
Hartford Financial Services Group, Inc. (The)	62	6,824
Loews Corp.	39	3,294
Marsh & McLennan Cos., Inc.	106	22,448
MetLife, Inc.	125	10,248
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
Principal Financial Group, Inc.	45	3,505
Progressive Corp. (The)	126	30,204
Prudential Financial, Inc.	77	9,080
Travelers Cos., Inc. (The)	49	11,768
Willis Towers Watson plc	22	6,789
WR Berkley Corp.	65	3,791
		221,517
Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	1,257	238,007
Alphabet, Inc., Class C	1,024	195,029
Match Group, Inc. *	54	1,767
Meta Platforms, Inc., Class A	469	274,658
		709,461
IT Services — 1.1%
Accenture plc, Class A (Ireland)	134	47,301
Akamai Technologies, Inc. *	32	3,092
Cognizant Technology Solutions Corp., Class A	107	8,205
EPAM Systems, Inc. *	12	2,854
Gartner, Inc. *	17	8,041
GoDaddy, Inc., Class A *	30	5,962
International Business Machines Corp.	199	43,738
VeriSign, Inc. *	18	3,681
		122,874
Leisure Products — 0.0% ^
Hasbro, Inc.	28	1,578
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	62	8,306
Bio-Techne Corp.	34	2,463
Charles River Laboratories International, Inc. *	11	2,031
Danaher Corp.	138	31,752
IQVIA Holdings, Inc. *	37	7,291
Mettler-Toledo International, Inc. *	5	5,557
Revvity, Inc.	26	2,923
Thermo Fisher Scientific, Inc.	82	42,818
Waters Corp. *	13	4,740
West Pharmaceutical Services, Inc.	16	5,104
		112,985
Machinery — 1.6%
Caterpillar, Inc.	104	37,687
Cummins, Inc.	29	10,290
Deere & Co.	55	23,198
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Dover Corp.	29	5,538
Fortive Corp.	75	5,599
IDEX Corp.	16	3,410
Illinois Tool Works, Inc.	58	14,662
Ingersoll Rand, Inc.	87	7,845
Nordson Corp.	12	2,446
Otis Worldwide Corp.	86	7,960
PACCAR, Inc.	113	11,736
Parker-Hannifin Corp.	28	17,617
Pentair plc	36	3,578
Snap-on, Inc.	11	3,836
Stanley Black & Decker, Inc.	33	2,664
Westinghouse Air Brake Technologies Corp.	37	7,012
Xylem, Inc.	52	6,065
		171,143
Media — 0.5%
Charter Communications, Inc., Class A *	21	7,132
Comcast Corp., Class A	821	30,826
Fox Corp., Class A	48	2,312
Fox Corp., Class B	28	1,298
Interpublic Group of Cos., Inc. (The)	80	2,246
News Corp., Class A	82	2,245
News Corp., Class B	24	733
Omnicom Group, Inc.	42	3,612
Paramount Global, Class B (b)	128	1,339
		51,743
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	309	11,774
Newmont Corp.	245	9,118
Nucor Corp.	51	5,897
Steel Dynamics, Inc.	30	3,476
		30,265
Multi-Utilities — 0.6%
Ameren Corp.	57	5,120
CenterPoint Energy, Inc.	140	4,450
CMS Energy Corp.	64	4,285
Consolidated Edison, Inc.	75	6,651
Dominion Energy, Inc.	181	9,735
DTE Energy Co.	45	5,381
NiSource, Inc.	101	3,692
Public Service Enterprise Group, Inc.	107	9,058
INVESTMENTS	SHARES (000)	VALUE ($000)

Multi-Utilities — continued
Sempra	136	11,956
WEC Energy Group, Inc.	68	6,402
		66,730
Office REITs — 0.0% ^
BXP, Inc.	31	2,328
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	80	1,838
Chevron Corp.	360	52,089
ConocoPhillips	278	27,604
Coterra Energy, Inc.	159	4,048
Devon Energy Corp.	141	4,626
Diamondback Energy, Inc.	40	6,588
EOG Resources, Inc.	121	14,836
EQT Corp.	128	5,920
Exxon Mobil Corp.	946	101,733
Hess Corp.	60	7,910
Kinder Morgan, Inc.	416	11,396
Marathon Petroleum Corp.	69	9,647
Occidental Petroleum Corp.	145	7,183
ONEOK, Inc.	126	12,621
Phillips 66	89	10,125
Targa Resources Corp.	47	8,376
Texas Pacific Land Corp.	4	4,484
Valero Energy Corp.	68	8,351
Williams Cos., Inc. (The)	262	14,196
		313,571
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	138	8,346
Southwest Airlines Co.	129	4,339
United Airlines Holdings, Inc. *	71	6,872
		19,557
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	50	3,766
Kenvue, Inc.	413	8,808
		12,574
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	436	24,684
Eli Lilly & Co.	170	130,891
Johnson & Johnson	518	74,924
Merck & Co., Inc.	544	54,150
Pfizer, Inc.	1,220	32,351
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	9

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Viatris, Inc.	257	3,198
Zoetis, Inc.	97	15,817
		336,015
Professional Services — 0.6%
Automatic Data Processing, Inc.	88	25,666
Broadridge Financial Solutions, Inc.	25	5,687
Dayforce, Inc. * (b)	34	2,465
Equifax, Inc.	27	6,797
Jacobs Solutions, Inc.	27	3,572
Leidos Holdings, Inc.	29	4,136
Paychex, Inc.	69	9,665
Paycom Software, Inc.	10	2,144
Verisk Analytics, Inc.	30	8,369
		68,501
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	65	8,498
CoStar Group, Inc. *	88	6,315
		14,813
Residential REITs — 0.3%
AvalonBay Communities, Inc.	30	6,724
Camden Property Trust	23	2,664
Equity Residential	73	5,272
Essex Property Trust, Inc.	14	3,947
Invitation Homes, Inc.	123	3,919
Mid-America Apartment Communities, Inc.	25	3,887
UDR, Inc.	65	2,805
		29,218
Retail REITs — 0.3%
Federal Realty Investment Trust	17	1,842
Kimco Realty Corp.	145	3,398
Realty Income Corp.	188	10,059
Regency Centers Corp.	35	2,599
Simon Property Group, Inc.	66	11,365
		29,263
Semiconductors & Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc. *	349	42,179
Analog Devices, Inc.	107	22,698
Applied Materials, Inc.	177	28,850
Broadcom, Inc.	1,005	233,003
Enphase Energy, Inc. *	29	1,997
First Solar, Inc. *	23	4,060
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Intel Corp.	928	18,608
KLA Corp.	29	18,137
Lam Research Corp.	277	19,998
Microchip Technology, Inc.	116	6,627
Micron Technology, Inc.	239	20,079
Monolithic Power Systems, Inc.	10	6,210
NVIDIA Corp.	5,278	708,833
NXP Semiconductors NV (China)	55	11,367
ON Semiconductor Corp. *	92	5,777
QUALCOMM, Inc.	239	36,725
Skyworks Solutions, Inc.	34	3,048
Teradyne, Inc.	35	4,413
Texas Instruments, Inc.	196	36,807
		1,229,416
Software — 10.4%
Adobe, Inc. *	95	42,121
ANSYS, Inc. *	19	6,348
Autodesk, Inc. *	46	13,674
Cadence Design Systems, Inc. *	59	17,732
Crowdstrike Holdings, Inc., Class A *	50	17,134
Fair Isaac Corp. *	5	10,430
Fortinet, Inc. *	137	12,933
Gen Digital, Inc.	117	3,195
Intuit, Inc.	60	37,907
Microsoft Corp.	1,600	674,332
Oracle Corp.	346	57,631
Palantir Technologies, Inc., Class A *	441	33,359
Palo Alto Networks, Inc. *	141	25,626
PTC, Inc. *	26	4,753
Roper Technologies, Inc.	23	11,995
Salesforce, Inc.	206	68,776
ServiceNow, Inc. *	44	46,992
Synopsys, Inc. *	33	16,044
Tyler Technologies, Inc. *	9	5,311
Workday, Inc., Class A *	46	11,826
		1,118,119
Specialized REITs — 0.9%
American Tower Corp.	101	18,442
Crown Castle, Inc.	93	8,488
Digital Realty Trust, Inc.	67	11,898
Equinix, Inc.	21	19,576
Extra Space Storage, Inc.	46	6,824
Iron Mountain, Inc.	63	6,637
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Equity Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Public Storage	34	10,155
SBA Communications Corp.	23	4,715
VICI Properties, Inc.	227	6,626
Weyerhaeuser Co.	156	4,401
		97,762
Specialty Retail — 1.8%
AutoZone, Inc. *	4	11,646
Best Buy Co., Inc.	42	3,607
CarMax, Inc. *	33	2,726
Home Depot, Inc. (The)	214	83,142
Lowe's Cos., Inc.	122	30,127
O'Reilly Automotive, Inc. *	12	14,731
Ross Stores, Inc.	71	10,799
TJX Cos., Inc. (The)	243	29,320
Tractor Supply Co.	115	6,099
Ulta Beauty, Inc. *	10	4,409
		196,606
Technology Hardware, Storage & Peripherals — 7.9%
Apple, Inc.	3,253	814,523
Dell Technologies, Inc., Class C	66	7,617
Hewlett Packard Enterprise Co.	280	5,966
HP, Inc.	207	6,767
NetApp, Inc.	44	5,115
Seagate Technology Holdings plc	46	3,928
Super Micro Computer, Inc. * (b)	108	3,303
Western Digital Corp. *	74	4,436
		851,655
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	33	6,639
Lululemon Athletica, Inc. *	24	9,295
NIKE, Inc., Class B	256	19,386
Ralph Lauren Corp.	9	1,999
Tapestry, Inc. (b)	50	3,276
		40,595
Tobacco — 0.6%
Altria Group, Inc.	365	19,070
Philip Morris International, Inc.	334	40,265
		59,335
Trading Companies & Distributors — 0.3%
Fastenal Co.	123	8,865
INVESTMENTS	SHARES (000)	VALUE ($000)

Trading Companies & Distributors — continued
United Rentals, Inc.	14	9,947
WW Grainger, Inc.	10	10,051
		28,863
Water Utilities — 0.1%
American Water Works Co., Inc.	42	5,221
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	105	23,150
Total Common Stocks (Cost $3,755,325)		10,717,055
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $10)	10	10
	SHARES (000)
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (c) (d) (Cost $16,430)	16,430	16,430
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (c) (d) (Cost $8,707)	8,707	8,707
Total Short-Term Investments (Cost $25,137)		25,137
Total Investments — 99.9% (Cost $3,780,472)		10,742,202
Other Assets in Excess of Liabilities — 0.1%		8,255
NET ASSETS — 100.0%		10,750,457

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Equity Funds	11

JPMorgan Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
*	Non-income producing security.
(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $8,443.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	117	03/21/2025	USD	34,718	(249)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Equity Funds	December 31, 2024

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 84.2%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc.	266	29,044
Northrop Grumman Corp.	17	8,167
RTX Corp.	308	35,662
Textron, Inc.	250	19,128
TransDigm Group, Inc.	28	35,712
		127,713
Air Freight & Logistics — 1.2%
FedEx Corp.	82	23,051
United Parcel Service, Inc., Class B	410	51,700
		74,751
Banks — 0.6%
Bank of America Corp.	472	20,723
US Bancorp	335	16,032
		36,755
Beverages — 3.0%
Coca-Cola Co. (The)	1,078	67,116
Monster Beverage Corp. *	877	46,101
PepsiCo, Inc.	533	80,965
		194,182
Biotechnology — 3.0%
AbbVie, Inc.	495	88,012
Regeneron Pharmaceuticals, Inc. *	85	60,810
Vertex Pharmaceuticals, Inc. *	113	45,316
		194,138
Broadline Retail — 1.6%
Amazon.com, Inc. *	476	104,444
Building Products — 1.9%
Carrier Global Corp.	344	23,506
Trane Technologies plc	266	98,142
		121,648
Capital Markets — 2.0%
Ameriprise Financial, Inc.	92	48,728
CME Group, Inc.	331	76,989
		125,717
Chemicals — 1.6%
Linde plc	191	79,818
PPG Industries, Inc.	195	23,291
		103,109
INVESTMENTS	SHARES (000)	VALUE ($000)

Communications Equipment — 0.3%
Motorola Solutions, Inc.	41	19,136
Consumer Finance — 1.0%
American Express Co.	208	61,668
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	54	49,602
Walmart, Inc.	497	44,856
		94,458
Electric Utilities — 3.2%
Entergy Corp.	83	6,278
NextEra Energy, Inc.	1,149	82,332
PG&E Corp.	1,277	25,779
Southern Co. (The)	1,107	91,126
		205,515
Electrical Equipment — 2.0%
AMETEK, Inc.	57	10,210
Eaton Corp. plc	208	69,126
Emerson Electric Co.	396	49,096
		128,432
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc. *	36	5,781
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B *	96	43,508
Corpay, Inc. *	133	44,891
Fiserv, Inc. *	211	43,364
Jack Henry & Associates, Inc.	146	25,524
Mastercard, Inc., Class A	195	102,908
Visa, Inc., Class A	306	96,643
		356,838
Food Products — 1.2%
Mondelez International, Inc., Class A	1,316	78,625
Ground Transportation — 1.0%
CSX Corp.	1,492	48,133
Union Pacific Corp.	56	12,842
		60,975
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	368	41,661
Boston Scientific Corp. *	325	29,070
Medtronic plc	651	52,009
Stryker Corp.	187	67,182
		189,922
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	13

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.4%
Elevance Health, Inc.	57	21,014
UnitedHealth Group, Inc.	139	70,162
		91,176
Health Care REITs — 0.2%
Welltower, Inc.	79	9,986
Hotels, Restaurants & Leisure — 3.9%
Booking Holdings, Inc.	9	43,359
Chipotle Mexican Grill, Inc. *	858	51,763
McDonald's Corp.	279	80,803
Yum! Brands, Inc.	559	75,061
		250,986
Household Products — 1.7%
Church & Dwight Co., Inc.	416	43,576
Procter & Gamble Co. (The)	395	66,161
		109,737
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	397	89,635
Industrial REITs — 0.4%
Prologis, Inc.	271	28,643
Insurance — 3.6%
Aon plc, Class A	58	20,860
Arthur J Gallagher & Co.	123	34,859
Chubb Ltd.	83	22,897
Marsh & McLennan Cos., Inc.	41	8,829
MetLife, Inc.	82	6,694
Progressive Corp. (The)	420	100,544
Travelers Cos., Inc. (The)	152	36,638
		231,321
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	492	93,225
Meta Platforms, Inc., Class A	174	101,642
		194,867
IT Services — 1.7%
Accenture plc, Class A (Ireland)	152	53,434
Cognizant Technology Solutions Corp., Class A	693	53,323
		106,757
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — 1.6%
Danaher Corp.	86	19,801
Thermo Fisher Scientific, Inc.	160	83,284
		103,085
Machinery — 2.0%
Caterpillar, Inc.	38	13,884
Deere & Co.	92	38,869
Ingersoll Rand, Inc.	233	21,091
Otis Worldwide Corp.	595	55,097
		128,941
Media — 1.2%
Comcast Corp., Class A	1,994	74,838
Multi-Utilities — 1.5%
CMS Energy Corp.	531	35,409
Dominion Energy, Inc.	269	14,503
Public Service Enterprise Group, Inc.	523	44,166
		94,078
Oil, Gas & Consumable Fuels — 2.5%
ConocoPhillips	504	50,017
EOG Resources, Inc.	421	51,556
Exxon Mobil Corp.	531	57,122
		158,695
Personal Care Products — 0.2%
Kenvue, Inc.	597	12,739
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,431	80,946
Eli Lilly & Co.	62	48,242
Johnson & Johnson	167	24,152
Merck & Co., Inc.	169	16,785
		170,125
Professional Services — 0.3%
Leidos Holdings, Inc.	122	17,607
Residential REITs — 0.0% ^
Equity LifeStyle Properties, Inc.	38	2,520
Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices, Inc.	391	83,124
ASML Holding NV (Registered), NYRS (Netherlands)	48	33,130
Marvell Technology, Inc.	332	36,616
Micron Technology, Inc.	198	16,657
NVIDIA Corp.	736	98,823
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	351	73,063
Texas Instruments, Inc.	358	67,210
		408,623
Software — 5.1%
Cadence Design Systems, Inc. *	62	18,549
Intuit, Inc.	70	43,780
Microsoft Corp.	217	91,623
Oracle Corp.	127	21,173
Salesforce, Inc.	151	50,537
ServiceNow, Inc. *	93	98,298
		323,960
Specialized REITs — 1.9%
American Tower Corp.	82	15,126
Equinix, Inc.	64	60,744
SBA Communications Corp.	218	44,323
		120,193
Specialty Retail — 3.7%
AutoZone, Inc. *	15	47,393
Burlington Stores, Inc. *	84	24,034
Lowe's Cos., Inc.	320	79,017
Ross Stores, Inc.	547	82,756
		233,200
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	176	44,089
Seagate Technology Holdings plc	242	20,839
		64,928
Tobacco — 0.6%
Altria Group, Inc.	236	12,327
Philip Morris International, Inc.	190	22,838
		35,165
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	25	17,285
Total Common Stocks (Cost $4,264,636)		5,362,897
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 13.6%
Barclays Bank plc, ELN, 41.20%, 2/4/2025, (linked to S&P 500 Index) (United Kingdom) (a)	10	60,282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Barclays Bank plc, ELN, 47.30%, 2/7/2025, (linked to S&P 500 Index) (United Kingdom) (a)	10	57,190
BNP Paribas Issuance BV, ELN, 40.48%, 1/21/2025, (linked to S&P 500 Index) (a)	9	57,300
BNP Paribas, ELN, 42.20%, 1/8/2025, (linked to S&P 500 Index) (a)	10	57,364
BNP Paribas, ELN, 53.51%, 1/31/2025, (linked to S&P 500 Index) (a)	10	60,978
BofA Finance LLC, ELN, 40.45%, 1/17/2025, (linked to S&P 500 Index) (a)	9	56,521
BofA Finance LLC, ELN, 42.48%, 1/7/2025, (linked to S&P 500 Index) (a)	10	57,081
BofA Finance LLC, ELN, 43.08%, 1/24/2025, (linked to S&P 500 Index) (a)	10	57,859
Royal Bank of Canada, ELN, 38.06%, 1/14/2025, (linked to S&P 500 Index) (Canada) (a)	10	58,882
Royal Bank of Canada, ELN, 41.46%, 1/22/2025, (linked to S&P 500 Index) (Canada) (a)	10	57,661
Societe Generale SA, ELN, 55.55%, 1/28/2025, (linked to S&P 500 Index) (a)	9	55,851
UBS AG, ELN, 38.49%, 1/10/2025, (linked to S&P 500 Index) (Switzerland) (a)	10	58,921
UBS AG, ELN, 38.92%, 1/13/2025, (linked to S&P 500 Index) (Switzerland) (a)	10	58,741
UBS AG, ELN, 44.39%, 2/3/2025, (linked to S&P 500 Index) (Switzerland) (a)	9	57,431
Wells Fargo Bank, ELN, 61.94%, 1/27/2025, (linked to S&P 500 Index)	9	55,852
Total Equity-Linked Notes (Cost $870,953)		867,914
	SHARES (000)
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $143,270)	143,215	143,272
Total Investments — 100.1% (Cost $5,278,859)		6,374,083
Liabilities in Excess of Other Assets — (0.1)%		(3,391)
NET ASSETS — 100.0%		6,370,692

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	15

JPMorgan Equity Premium Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	1,146	125,349
Northrop Grumman Corp.	74	34,657
Textron, Inc.	717	54,809
TransDigm Group, Inc.	86	108,916
		323,731
Air Freight & Logistics — 0.8%
FedEx Corp.	237	66,684
United Parcel Service, Inc., Class B	849	107,033
		173,717
Automobile Components — 0.1%
Aptiv plc (Jersey) *	374	22,629
Automobiles — 2.0%
Tesla, Inc. * (a)	1,068	431,192
Banks — 3.7%
Bank of America Corp. (a)	5,564	244,517
Citigroup, Inc.	932	65,599
Fifth Third Bancorp	2,121	89,657
Truist Financial Corp.	2,532	109,848
US Bancorp	1,384	66,207
Wells Fargo & Co.	2,791	196,077
		771,905
Beverages — 1.7%
Coca-Cola Co. (The)	2,112	131,468
Keurig Dr Pepper, Inc.	1,326	42,609
PepsiCo, Inc.	1,284	195,240
		369,317
Biotechnology — 2.3%
AbbVie, Inc.	1,410	250,532
Biogen, Inc. * (a)	151	23,168
Neurocrine Biosciences, Inc. *	129	17,611
Regeneron Pharmaceuticals, Inc. *	145	103,091
Sarepta Therapeutics, Inc. *	63	7,625
Vertex Pharmaceuticals, Inc. *	232	93,292
		495,319
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	4,406	966,685
Building Products — 1.5%
Carrier Global Corp.	1,283	87,601
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	721	52,300
Trane Technologies plc	492	181,650
		321,551
Capital Markets — 2.3%
Ameriprise Financial, Inc.	140	74,449
Charles Schwab Corp. (The)	1,105	81,820
CME Group, Inc.	530	123,086
Goldman Sachs Group, Inc. (The)	266	152,097
KKR & Co., Inc.	300	44,349
		475,801
Chemicals — 1.6%
Dow, Inc.	1,629	65,363
Linde plc	381	159,543
LyondellBasell Industries NV, Class A	572	42,472
PPG Industries, Inc.	375	44,837
Sherwin-Williams Co. (The)	57	19,188
		331,403
Communications Equipment — 0.4%
Arista Networks, Inc. *	427	47,179
Motorola Solutions, Inc.	71	32,860
		80,039
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	65	33,664
Consumer Finance — 0.3%
American Express Co.	195	57,987
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp. (a)	120	110,249
Distributors — 0.0% ^
LKQ Corp.	116	4,250
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	3,297	75,069
Electric Utilities — 2.1%
NextEra Energy, Inc. (a)	2,318	166,155
NRG Energy, Inc.	90	8,147
PG&E Corp.	5,248	105,898
Southern Co. (The)	2,033	167,392
		447,592
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	17

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	73	13,122
Eaton Corp. plc	221	73,340
		86,462
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	131	18,666
Energy Equipment & Services — 0.2%
Baker Hughes Co.	1,305	53,542
Entertainment — 0.5%
Walt Disney Co. (The)	825	91,831
Warner Music Group Corp., Class A	663	20,571
		112,402
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B * (a)	689	312,610
Block, Inc. *	368	31,261
Corpay, Inc. *	266	89,988
Fidelity National Information Services, Inc.	1,243	100,417
Mastercard, Inc., Class A (a)	694	365,488
Visa, Inc., Class A (a)	1,036	327,376
WEX, Inc. *	59	10,313
		1,237,453
Food Products — 0.7%
Mondelez International, Inc., Class A (a)	2,363	141,153
Ground Transportation — 1.0%
CSX Corp.	2,435	78,585
Uber Technologies, Inc. *	1,632	98,416
Union Pacific Corp.	152	34,745
		211,746
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	342	38,662
Baxter International, Inc.	374	10,895
Boston Scientific Corp. *	1,236	110,425
Edwards Lifesciences Corp. *	214	15,872
Medtronic plc	1,150	91,878
Stryker Corp.	407	146,520
		414,252
Health Care Providers & Services — 2.0%
Cigna Group (The)	225	61,948
HCA Healthcare, Inc.	68	20,411
Humana, Inc.	122	31,036
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	55	31,530
UnitedHealth Group, Inc. (a)	567	286,801
		431,726
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	105	10,225
Ventas, Inc.	1,391	81,943
Welltower, Inc.	419	52,742
		144,910
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	21	103,686
Carnival Corp. *	1,223	30,477
Chipotle Mexican Grill, Inc. *	1,753	105,689
DoorDash, Inc., Class A *	141	23,614
Expedia Group, Inc. *	333	62,147
Hilton Worldwide Holdings, Inc.	386	95,439
McDonald's Corp.	667	193,446
Royal Caribbean Cruises Ltd.	185	42,659
Yum! Brands, Inc.	770	103,261
		760,418
Household Durables — 0.1%
Lennar Corp., Class A	208	28,309
Household Products — 0.3%
Church & Dwight Co., Inc.	613	64,223
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	144	19,885
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	689	155,667
Industrial REITs — 0.4%
Prologis, Inc.	756	79,891
Insurance — 1.8%
Aon plc, Class A	297	106,719
Arthur J Gallagher & Co.	318	90,329
MetLife, Inc.	278	22,728
Principal Financial Group, Inc.	316	24,462
Progressive Corp. (The)	593	142,183
		386,421
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A (a)	2,495	472,297
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C (a)	1,611	306,876
Meta Platforms, Inc., Class A (a)	1,069	625,587
		1,404,760
IT Services — 0.7%
Accenture plc, Class A (Ireland)	120	42,333
Cognizant Technology Solutions Corp., Class A	1,280	98,426
		140,759
Life Sciences Tools & Services — 1.2%
Danaher Corp.	260	59,703
Thermo Fisher Scientific, Inc.	356	185,208
		244,911
Machinery — 1.8%
Caterpillar, Inc.	198	71,922
Deere & Co.	330	139,987
Ingersoll Rand, Inc.	462	41,809
Otis Worldwide Corp.	1,050	97,187
PACCAR, Inc.	331	34,436
		385,341
Media — 0.9%
Charter Communications, Inc., Class A *	131	44,889
Comcast Corp., Class A	3,415	128,183
Sirius XM Holdings, Inc.	533	12,144
		185,216
Metals & Mining — 0.1%
Nucor Corp.	154	17,917
Multi-Utilities — 0.1%
Dominion Energy, Inc.	384	20,676
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	1,521	150,787
Diamondback Energy, Inc.	354	58,050
EOG Resources, Inc.	736	90,269
Exxon Mobil Corp. (a)	2,871	308,844
		607,950
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	738	44,671
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	168	12,588
Kenvue, Inc.	2,290	48,894
		61,482
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	2,474	139,922
Eli Lilly & Co. (a)	296	228,646
Johnson & Johnson	706	102,104
Merck & Co., Inc.	516	51,349
		522,021
Professional Services — 0.3%
Leidos Holdings, Inc.	508	73,217
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	555	36,980
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc. *	686	82,833
Analog Devices, Inc.	723	153,579
Broadcom, Inc. (a)	1,575	365,113
Lam Research Corp.	1,038	74,973
Marvell Technology, Inc.	143	15,807
Micron Technology, Inc.	1,097	92,325
NVIDIA Corp. (a)	11,093	1,489,650
NXP Semiconductors NV (China)	670	139,288
Texas Instruments, Inc. (a)	835	156,611
		2,570,179
Software — 10.2%
Adobe, Inc. *	64	28,698
Cadence Design Systems, Inc. *	116	34,762
Fair Isaac Corp. *	11	20,978
Intuit, Inc.	141	88,671
Microsoft Corp. (a)	3,512	1,480,190
Oracle Corp.	629	104,854
Salesforce, Inc.	643	214,901
ServiceNow, Inc. *	165	175,267
		2,148,321
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	454	80,564
Equinix, Inc.	15	14,322
SBA Communications Corp.	295	60,018
		154,904
Specialty Retail — 2.6%
AutoZone, Inc. *	44	141,538
Best Buy Co., Inc.	456	39,114
Burlington Stores, Inc. *	203	58,018
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	19

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc. (a)	832	205,238
Ross Stores, Inc.	749	113,230
		557,138
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	6,094	1,526,063
Hewlett Packard Enterprise Co.	1,780	38,006
Seagate Technology Holdings plc	954	82,352
Western Digital Corp. *	608	36,255
		1,682,676
Tobacco — 0.5%
Altria Group, Inc.	731	38,227
Philip Morris International, Inc.	521	62,673
		100,900
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	28	19,507
Total Common Stocks (Cost $11,952,717)		20,818,752
	NO. OF CONTRACTS
Options Purchased — 1.2%
Put Options Purchased — 1.2%
S&P 500 Index
3/31/2025 at USD 5,565.00, European Style
Notional Amount: USD 21,100,936
Counterparty: Exchange-Traded * (Cost $253,033)	35,876	245,392
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (b) (c) (Cost $224,053)	224,053	224,053
Total Investments — 100.9% (Cost $12,429,803)		21,288,197
Liabilities in Excess of Other Assets — (0.9)%		(194,094)
NET ASSETS — 100.0%		21,094,103

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	857	03/21/2025	USD	254,304	(6,590)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Large Cap Funds	December 31, 2024

Written Call Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,876	USD 21,100,936	USD 6,165.00	3/31/2025	(193,910)
Written Put Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	35,876	USD 21,100,936	USD 4,700.00	3/31/2025	(52,558)
Total Written Options Contracts (Premiums Received $245,535)						(246,468)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	21

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.0%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	284	31,089
Northrop Grumman Corp.	18	8,595
Textron, Inc.	178	13,594
TransDigm Group, Inc.	22	27,013
		80,291
Air Freight & Logistics — 0.8%
FedEx Corp.	59	16,539
United Parcel Service, Inc., Class B	210	26,546
		43,085
Automobile Components — 0.1%
Aptiv plc (Jersey) *	93	5,613
Automobiles — 2.0%
Tesla, Inc. *	265	106,943
Banks — 3.7%
Bank of America Corp.	1,380	60,645
Citigroup, Inc.	231	16,270
Fifth Third Bancorp	533	22,530
Truist Financial Corp.	628	27,244
US Bancorp	343	16,420
Wells Fargo & Co.	693	48,659
		191,768
Beverages — 1.8%
Coca-Cola Co. (The)	524	32,606
Keurig Dr Pepper, Inc.	329	10,567
PepsiCo, Inc.	318	48,422
		91,595
Biotechnology — 2.4%
AbbVie, Inc.	350	62,137
Biogen, Inc. *	38	5,746
Neurocrine Biosciences, Inc. *	32	4,368
Regeneron Pharmaceuticals, Inc. *	36	25,568
Sarepta Therapeutics, Inc. *	15	1,891
Vertex Pharmaceuticals, Inc. *	57	23,137
		122,847
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	1,093	239,755
Building Products — 1.5%
Carrier Global Corp.	318	21,727
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	179	12,971
Trane Technologies plc	122	45,052
		79,750
Capital Markets — 2.3%
Ameriprise Financial, Inc.	35	18,465
Charles Schwab Corp. (The)	274	20,293
CME Group, Inc.	132	30,528
Goldman Sachs Group, Inc. (The)	66	37,722
KKR & Co., Inc.	74	10,999
		118,007
Chemicals — 1.6%
Dow, Inc.	404	16,211
Linde plc	94	39,569
LyondellBasell Industries NV, Class A	142	10,534
PPG Industries, Inc.	93	11,121
Sherwin-Williams Co. (The)	14	4,758
		82,193
Communications Equipment — 0.4%
Arista Networks, Inc. *	106	11,701
Motorola Solutions, Inc.	18	8,150
		19,851
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	16	8,349
Consumer Finance — 0.3%
American Express Co.	48	14,381
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	30	27,362
Distributors — 0.0% ^
LKQ Corp.	29	1,054
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	818	18,622
Electric Utilities — 2.1%
NextEra Energy, Inc.	575	41,209
NRG Energy, Inc.	23	2,021
PG&E Corp.	1,268	25,592
Southern Co. (The)	504	41,516
		110,338
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	18	3,254
Eaton Corp. plc	55	18,190
		21,444
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	32	4,630
Energy Equipment & Services — 0.3%
Baker Hughes Co.	324	13,279
Entertainment — 0.5%
Walt Disney Co. (The)	204	22,780
Warner Music Group Corp., Class A	165	5,102
		27,882
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B *	171	77,533
Block, Inc. *	91	7,753
Corpay, Inc. *	66	22,319
Fidelity National Information Services, Inc.	308	24,905
Mastercard, Inc., Class A	172	90,647
Visa, Inc., Class A	257	81,195
WEX, Inc. *	15	2,558
		306,910
Food Products — 0.7%
Mondelez International, Inc., Class A	586	35,008
Ground Transportation — 1.0%
CSX Corp.	604	19,490
Uber Technologies, Inc. *	404	24,409
Union Pacific Corp.	38	8,618
		52,517
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	85	9,589
Baxter International, Inc.	93	2,702
Boston Scientific Corp. *	307	27,387
Edwards Lifesciences Corp. *	53	3,938
Medtronic plc	285	22,792
Stryker Corp.	101	36,339
		102,747
Health Care Providers & Services — 2.0%
Cigna Group (The)	56	15,364
HCA Healthcare, Inc.	17	5,062
Humana, Inc.	30	7,698
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	14	7,820
UnitedHealth Group, Inc. (a)	140	71,132
		107,076
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	26	2,537
Ventas, Inc.	345	20,323
Welltower, Inc.	104	13,081
		35,941
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	5	25,717
Carnival Corp. *	303	7,558
Chipotle Mexican Grill, Inc. *	435	26,212
DoorDash, Inc., Class A *	35	5,857
Expedia Group, Inc. *	83	15,414
Hilton Worldwide Holdings, Inc.	96	23,670
McDonald's Corp.	165	47,987
Royal Caribbean Cruises Ltd.	46	10,581
Yum! Brands, Inc.	191	25,610
		188,606
Household Durables — 0.1%
Lennar Corp., Class A	51	7,021
Household Products — 0.3%
Church & Dwight Co., Inc.	152	15,928
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	36	4,932
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	171	38,609
Industrial REITs — 0.4%
Prologis, Inc.	187	19,814
Insurance — 1.8%
Aon plc, Class A	74	26,468
Arthur J Gallagher & Co.	79	22,405
MetLife, Inc.	69	5,638
Principal Financial Group, Inc.	78	6,067
Progressive Corp. (The)	147	35,264
		95,842
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	619	117,138
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	23

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	400	76,158
Meta Platforms, Inc., Class A (a)	265	155,157
		348,453
IT Services — 0.7%
Accenture plc, Class A (Ireland)	30	10,512
Cognizant Technology Solutions Corp., Class A	317	24,411
		34,923
Life Sciences Tools & Services — 1.2%
Danaher Corp.	65	14,806
Thermo Fisher Scientific, Inc.	88	45,935
		60,741
Machinery — 1.8%
Caterpillar, Inc.	49	17,841
Deere & Co.	82	34,719
Ingersoll Rand, Inc.	115	10,369
Otis Worldwide Corp.	260	24,104
PACCAR, Inc.	82	8,541
		95,574
Media — 0.9%
Charter Communications, Inc., Class A *	33	11,133
Comcast Corp., Class A	847	31,792
Sirius XM Holdings, Inc.	132	3,012
		45,937
Metals & Mining — 0.1%
Nucor Corp.	38	4,444
Multi-Utilities — 0.1%
Dominion Energy, Inc.	95	5,128
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	377	37,398
Diamondback Energy, Inc.	88	14,397
EOG Resources, Inc.	183	22,388
Exxon Mobil Corp.	712	76,598
		150,781
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	183	11,079
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	42	3,122
Kenvue, Inc.	568	12,126
		15,248
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	614	34,703
Eli Lilly & Co.	74	56,982
Johnson & Johnson	175	25,324
Merck & Co., Inc.	128	12,744
		129,753
Professional Services — 0.3%
Leidos Holdings, Inc.	126	18,159
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	138	9,172
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc. *	170	20,544
Analog Devices, Inc.	179	38,090
Broadcom, Inc.	392	90,899
Lam Research Corp.	258	18,595
Marvell Technology, Inc.	36	3,920
Micron Technology, Inc.	272	22,898
NVIDIA Corp. (a)	2,751	369,460
NXP Semiconductors NV (China)	166	34,546
Texas Instruments, Inc.	207	38,843
		637,795
Software — 10.2%
Adobe, Inc. *	16	7,118
Cadence Design Systems, Inc. *	29	8,621
Fair Isaac Corp. *	3	5,202
Intuit, Inc.	35	21,993
Microsoft Corp. (a)	871	367,113
Oracle Corp.	156	26,005
Salesforce, Inc.	159	53,300
ServiceNow, Inc. *	41	43,468
		532,820
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	112	19,981
Equinix, Inc.	4	3,553
SBA Communications Corp.	73	14,885
		38,419
Specialty Retail — 2.6%
AutoZone, Inc. *	11	35,103
Best Buy Co., Inc.	113	9,701
Burlington Stores, Inc. *	50	14,390
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	206	50,913
Ross Stores, Inc.	186	28,089
		138,196
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc. (a)	1,511	378,491
Hewlett Packard Enterprise Co.	441	9,427
Seagate Technology Holdings plc	233	20,084
Western Digital Corp. *	151	8,992
		416,994
Tobacco — 0.5%
Altria Group, Inc.	181	9,481
Philip Morris International, Inc.	129	15,544
		25,025
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	7	4,838
Total Common Stocks (Cost $3,541,005)		5,163,469
	NO. OF CONTRACTS
Options Purchased — 0.2%
Put Options Purchased — 0.2%
S&P 500 Index
1/31/2025 at USD 5,395.00, European Style
Notional Amount: USD 5,240,532
Counterparty: Exchange-Traded * (Cost $76,567)	8,910	10,068
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $70,122)	70,122	70,122
Total Investments — 100.6% (Cost $3,687,694)		5,243,659
Liabilities in Excess of Other Assets — (0.6)%		(30,167)
NET ASSETS — 100.0%		5,213,492

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	264	03/21/2025	USD	78,339	(2,274)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	25

JPMorgan Hedged Equity 2 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
Written Call Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,910	USD 5,240,532	USD 6,020.00	1/31/2025	(34,615)
Written Put Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	8,910	USD 5,240,532	USD 4,550.00	1/31/2025	(2,566)
Total Written Options Contracts (Premiums Received $83,359)						(37,181)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	164	18,000
Northrop Grumman Corp.	11	4,977
Textron, Inc.	103	7,870
TransDigm Group, Inc.	12	15,641
		46,488
Air Freight & Logistics — 0.8%
FedEx Corp.	34	9,575
United Parcel Service, Inc., Class B	122	15,370
		24,945
Automobile Components — 0.1%
Aptiv plc (Jersey) *	54	3,249
Automobiles — 2.0%
Tesla, Inc. *	153	61,919
Banks — 3.6%
Bank of America Corp.	799	35,113
Citigroup, Inc.	134	9,420
Fifth Third Bancorp	293	12,389
Truist Financial Corp.	363	15,774
US Bancorp	199	9,507
Wells Fargo & Co.	401	28,173
		110,376
Beverages — 1.7%
Coca-Cola Co. (The)	303	18,879
Keurig Dr Pepper, Inc.	191	6,115
PepsiCo, Inc.	184	28,035
		53,029
Biotechnology — 2.3%
AbbVie, Inc.	202	35,976
Biogen, Inc. *	22	3,327
Neurocrine Biosciences, Inc. *	19	2,529
Regeneron Pharmaceuticals, Inc. *	21	14,803
Sarepta Therapeutics, Inc. *	9	1,095
Vertex Pharmaceuticals, Inc. *	33	13,398
		71,128
Broadline Retail — 4.5%
Amazon.com, Inc. * (a)	633	138,816
Building Products — 1.5%
Carrier Global Corp.	184	12,579
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	103	7,510
Trane Technologies plc	71	26,085
		46,174
Capital Markets — 2.2%
Ameriprise Financial, Inc.	20	10,690
Charles Schwab Corp. (The)	159	11,749
CME Group, Inc.	76	17,676
Goldman Sachs Group, Inc. (The)	38	21,841
KKR & Co., Inc.	43	6,368
		68,324
Chemicals — 1.5%
Dow, Inc.	234	9,386
Linde plc	55	22,910
LyondellBasell Industries NV, Class A	82	6,099
PPG Industries, Inc.	54	6,439
Sherwin-Williams Co. (The)	8	2,754
		47,588
Communications Equipment — 0.4%
Arista Networks, Inc. *	62	6,774
Motorola Solutions, Inc.	10	4,719
		11,493
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	9	4,834
Consumer Finance — 0.3%
American Express Co.	28	8,327
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	17	15,841
Distributors — 0.0% ^
LKQ Corp.	17	610
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	473	10,779
Electric Utilities — 2.0%
NextEra Energy, Inc.	333	23,859
NRG Energy, Inc.	13	1,170
PG&E Corp.	697	14,073
Southern Co. (The)	292	24,037
		63,139
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	27

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	10	1,884
Eaton Corp. plc	32	10,532
		12,416
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	19	2,680
Energy Equipment & Services — 0.2%
Baker Hughes Co.	187	7,688
Entertainment — 0.5%
Walt Disney Co. (The)	119	13,186
Warner Music Group Corp., Class A	95	2,954
		16,140
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B *	99	44,890
Block, Inc. *	53	4,489
Corpay, Inc. *	38	12,922
Fidelity National Information Services, Inc.	178	14,420
Mastercard, Inc., Class A (a)	100	52,484
Visa, Inc., Class A	149	47,011
WEX, Inc. *	8	1,480
		177,696
Food Products — 0.7%
Mondelez International, Inc., Class A	339	20,269
Ground Transportation — 1.0%
CSX Corp.	350	11,285
Uber Technologies, Inc. *	234	14,133
Union Pacific Corp.	22	4,989
		30,407
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	49	5,552
Baxter International, Inc.	54	1,564
Boston Scientific Corp. *	178	15,857
Edwards Lifesciences Corp. *	31	2,278
Medtronic plc	165	13,194
Stryker Corp.	58	21,041
		59,486
Health Care Providers & Services — 2.0%
Cigna Group (The)	32	8,895
HCA Healthcare, Inc.	10	2,931
Humana, Inc.	18	4,457
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	8	4,528
UnitedHealth Group, Inc.	81	41,184
		61,995
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	15	1,467
Ventas, Inc.	200	11,767
Welltower, Inc.	60	7,574
		20,808
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	3	14,746
Carnival Corp. *	176	4,374
Chipotle Mexican Grill, Inc. *	252	15,177
DoorDash, Inc., Class A *	20	3,391
Expedia Group, Inc. *	48	8,924
Hilton Worldwide Holdings, Inc.	55	13,705
McDonald's Corp.	96	27,778
Royal Caribbean Cruises Ltd.	27	6,128
Yum! Brands, Inc.	110	14,828
		109,051
Household Durables — 0.1%
Lennar Corp., Class A	30	4,065
Household Products — 0.3%
Church & Dwight Co., Inc.	88	9,222
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	21	2,856
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	99	22,357
Industrial REITs — 0.4%
Prologis, Inc.	109	11,473
Insurance — 1.8%
Aon plc, Class A	43	15,324
Arthur J Gallagher & Co.	46	12,965
MetLife, Inc.	41	3,391
Principal Financial Group, Inc.	45	3,513
Progressive Corp. (The)	85	20,418
		55,611
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A	358	67,821
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	232	44,096
Meta Platforms, Inc., Class A	153	89,834
		201,751
IT Services — 0.6%
Accenture plc, Class A (Ireland)	17	6,086
Cognizant Technology Solutions Corp., Class A	184	14,134
		20,220
Life Sciences Tools & Services — 1.1%
Danaher Corp.	37	8,575
Thermo Fisher Scientific, Inc.	51	26,596
		35,171
Machinery — 1.8%
Caterpillar, Inc.	29	10,323
Deere & Co.	47	20,102
Ingersoll Rand, Inc.	66	6,004
Otis Worldwide Corp.	151	13,956
PACCAR, Inc.	48	4,945
		55,330
Media — 0.9%
Charter Communications, Inc., Class A *	19	6,446
Comcast Corp., Class A	490	18,407
Sirius XM Holdings, Inc.	77	1,744
		26,597
Metals & Mining — 0.1%
Nucor Corp.	22	2,573
Multi-Utilities — 0.1%
Dominion Energy, Inc.	55	2,967
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips	218	21,653
Diamondback Energy, Inc.	51	8,336
EOG Resources, Inc.	106	12,962
Exxon Mobil Corp.	412	44,348
		87,299
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	106	6,415
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	24	1,808
Kenvue, Inc.	329	7,021
		8,829
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	355	20,093
Eli Lilly & Co.	43	32,832
Johnson & Johnson	101	14,662
Merck & Co., Inc.	74	7,379
		74,966
Professional Services — 0.3%
Leidos Holdings, Inc.	73	10,514
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	80	5,310
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc. *	98	11,895
Analog Devices, Inc.	104	22,053
Broadcom, Inc.	226	52,426
Lam Research Corp.	149	10,766
Marvell Technology, Inc.	21	2,270
Micron Technology, Inc.	158	13,258
NVIDIA Corp. (a)	1,593	213,912
NXP Semiconductors NV (China)	96	20,002
Texas Instruments, Inc.	120	22,490
		369,072
Software — 9.9%
Adobe, Inc. *	9	4,121
Cadence Design Systems, Inc. *	17	4,992
Fair Isaac Corp. *	2	3,012
Intuit, Inc.	20	12,733
Microsoft Corp. (a)	504	212,554
Oracle Corp.	90	15,055
Salesforce, Inc.	92	30,862
ServiceNow, Inc. *	24	25,171
		308,500
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	65	11,569
Equinix, Inc.	2	2,056
SBA Communications Corp.	43	8,619
		22,244
Specialty Retail — 2.6%
AutoZone, Inc. *	6	20,323
Best Buy Co., Inc.	66	5,617
Burlington Stores, Inc. *	29	8,331
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	29

JPMorgan Hedged Equity 3 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	119	29,471
Ross Stores, Inc.	108	16,259
		80,001
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (a)	875	219,143
Hewlett Packard Enterprise Co.	256	5,458
Seagate Technology Holdings plc	135	11,621
Western Digital Corp. *	87	5,206
		241,428
Tobacco — 0.5%
Altria Group, Inc.	105	5,489
Philip Morris International, Inc.	75	9,000
		14,489
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	4	2,802
Total Common Stocks (Cost $2,034,588)		2,987,757
	NO. OF CONTRACTS
Options Purchased — 1.1%
Put Options Purchased — 1.1%
S&P 500 Index
2/28/2025 at USD 5,710.00, European Style
Notional Amount: USD 3,086,679
Counterparty: Exchange-Traded * (Cost $27,070)	5,248	35,188
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c) (Cost $92,702)	92,702	92,702
Total Investments — 100.4% (Cost $2,154,360)		3,115,647
Liabilities in Excess of Other Assets — (0.4)%		(11,422)
NET ASSETS — 100.0%		3,104,225

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	336	03/21/2025	USD	99,704	(2,634)

Abbreviations
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Large Cap Funds	December 31, 2024

Written Call Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,248	USD 3,086,679	USD 6,360.00	2/28/2025	(2,440)
Written Put Options Contracts as of December 31, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	5,248	USD 3,086,679	USD 4,820.00	2/28/2025	(4,960)
Total Written Options Contracts (Premiums Received $26,666)						(7,400)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	31

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.2%
Aerospace & Defense — 1.1%
TransDigm Group, Inc.	910	1,152,727
Automobiles — 3.7%
Tesla, Inc. *	9,425	3,806,385
Beverages — 1.3%
Celsius Holdings, Inc. *	3,253	85,677
Coca-Cola Co. (The)	18,077	1,125,510
Monster Beverage Corp. *	2,314	121,614
		1,332,801
Biotechnology — 0.5%
Natera, Inc. *	1,442	228,231
Regeneron Pharmaceuticals, Inc. *	447	318,494
		546,725
Broadline Retail — 7.7%
Alibaba Group Holding Ltd., ADR (China)	2,721	230,729
Amazon.com, Inc. *	31,689	6,952,278
MercadoLibre, Inc. (Brazil) *	458	777,455
		7,960,462
Building Products — 0.8%
Trane Technologies plc	2,112	780,259
Capital Markets — 3.7%
Blackstone, Inc.	7,076	1,220,074
Goldman Sachs Group, Inc. (The)	2,283	1,307,406
KKR & Co., Inc.	9,215	1,362,876
		3,890,356
Communications Equipment — 1.1%
Arista Networks, Inc. *	10,515	1,162,199
Construction & Engineering — 0.7%
Quanta Services, Inc.	2,467	779,615
Consumer Staples Distribution & Retail — 0.5%
Walmart, Inc.	5,694	514,431
Electrical Equipment — 1.1%
Eaton Corp. plc	1,921	637,497
Vertiv Holdings Co., Class A	4,212	478,586
		1,116,083
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	8,412	584,230
INVESTMENTS	SHARES (000)	VALUE ($000)

Entertainment — 4.4%
Netflix, Inc. *	3,758	3,349,881
Spotify Technology SA *	2,668	1,193,638
		4,543,519
Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B *	2,103	953,245
Block, Inc. *	3,330	283,029
Mastercard, Inc., Class A	5,605	2,951,271
PayPal Holdings, Inc. *	8,710	743,400
		4,930,945
Ground Transportation — 0.8%
Uber Technologies, Inc. *	8,427	508,346
Union Pacific Corp.	1,359	309,865
		818,211
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	5,436	614,862
Edwards Lifesciences Corp. *	2,532	187,460
Intuitive Surgical, Inc. *	3,688	1,924,969
		2,727,291
Health Care Providers & Services — 0.8%
McKesson Corp.	1,444	822,992
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A *	384	50,460
Booking Holdings, Inc.	121	599,405
Chipotle Mexican Grill, Inc. *	4,707	283,837
DoorDash, Inc., Class A *	6,098	1,022,983
McDonald's Corp.	3,171	919,103
Starbucks Corp.	6,017	549,070
		3,424,858
Household Durables — 1.5%
DR Horton, Inc.	11,087	1,550,144
Industrial Conglomerates — 0.8%
3M Co.	6,480	836,553
Interactive Media & Services — 10.6%
Alphabet, Inc., Class C	26,785	5,100,829
Meta Platforms, Inc., Class A	10,194	5,968,931
		11,069,760
IT Services — 1.7%
International Business Machines Corp.	4,421	971,809
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
MongoDB, Inc. *	477	111,026
Shopify, Inc., Class A (Canada) *	5,958	633,572
		1,716,407
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	294	152,860
Media — 0.4%
Trade Desk, Inc. (The), Class A *	3,481	409,123
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	1,782	67,873
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc.	796	171,144
ConocoPhillips	2,666	264,338
		435,482
Pharmaceuticals — 3.1%
Eli Lilly & Co.	3,395	2,620,916
Johnson & Johnson	4,416	638,655
		3,259,571
Semiconductors & Semiconductor Equipment — 13.7%
ASML Holding NV (Registered), NYRS (Netherlands)	77	53,429
Broadcom, Inc.	12,738	2,953,288
Lam Research Corp.	4,977	359,496
NVIDIA Corp.	74,093	9,949,887
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4,621	912,611
		14,228,711
Software — 16.5%
Adobe, Inc. *	70	31,227
AppLovin Corp., Class A *	1,504	487,151
Fair Isaac Corp. *	337	670,768
HubSpot, Inc. *	800	557,493
Intuit, Inc.	1,363	856,893
Microsoft Corp.	20,679	8,716,038
Oracle Corp.	11,546	1,924,014
Palo Alto Networks, Inc. *	2,933	533,604
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — continued
Salesforce, Inc.	2,937	981,997
ServiceNow, Inc. *	2,035	2,157,491
Synopsys, Inc. *	561	272,327
		17,189,003
Specialty Retail — 1.1%
AutoZone, Inc. *	226	724,494
Home Depot, Inc. (The)	1,186	461,067
		1,185,561
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	22,223	5,565,001
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	388	409,279
Total Common Stocks (Cost $54,323,329)		98,969,417
Short-Term Investments — 4.6%
Investment Companies — 4.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $4,844,918)	4,843,779	4,845,716
Total Investments — 99.8% (Cost $59,168,247)		103,815,133
Other Assets in Excess of Liabilities — 0.2%		181,995
NET ASSETS — 100.0%		103,997,128

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	33

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 1.3%
Boeing Co. (The) *	85	15,135
Spirit AeroSystems Holdings, Inc., Class A *	83	2,833
Textron, Inc.	608	46,475
		64,443
Air Freight & Logistics — 0.9%
FedEx Corp.	158	44,435
Automobile Components — 0.5%
Gentex Corp.	869	24,960
Banks — 12.9%
Bank of America Corp.	3,455	151,833
Citigroup, Inc.	1,198	84,309
Comerica, Inc.	393	24,334
Fifth Third Bancorp	1,515	64,071
First Citizens BancShares, Inc., Class A	44	92,561
First Horizon Corp.	1,003	20,201
Truist Financial Corp.	909	39,440
Wells Fargo & Co.	2,154	151,277
		628,026
Biotechnology — 4.5%
AbbVie, Inc.	550	97,763
Biogen, Inc. *	95	14,529
BioMarin Pharmaceutical, Inc. *	434	28,538
Neurocrine Biosciences, Inc. *	82	11,224
Regeneron Pharmaceuticals, Inc. *	97	69,017
		221,071
Broadline Retail — 1.4%
Amazon.com, Inc. *	310	67,983
Building Products — 2.6%
Carrier Global Corp.	1,339	91,390
Owens Corning	196	33,329
Trane Technologies plc	10	3,874
		128,593
Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	91	52,031
Raymond James Financial, Inc.	155	24,135
		76,166
Chemicals — 1.3%
Air Products and Chemicals, Inc.	56	16,214
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — continued
Axalta Coating Systems Ltd. *	581	19,893
Chemours Co. (The)	1,593	26,914
		63,021
Consumer Finance — 0.8%
Discover Financial Services	214	37,063
Consumer Staples Distribution & Retail — 4.5%
BJ's Wholesale Club Holdings, Inc. *	563	50,318
Performance Food Group Co. *	1,079	91,241
Walmart, Inc.	846	76,436
		217,995
Containers & Packaging — 2.2%
Graphic Packaging Holding Co.	942	25,578
International Paper Co.	363	19,540
Sealed Air Corp.	721	24,396
Silgan Holdings, Inc.	687	35,751
		105,265
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	1,950	77,972
Electrical Equipment — 2.4%
Emerson Electric Co.	413	51,215
nVent Electric plc	301	20,489
Regal Rexnord Corp.	297	46,083
		117,787
Electronic Equipment, Instruments & Components — 0.5%
TD SYNNEX Corp.	192	22,466
Entertainment — 1.5%
Live Nation Entertainment, Inc. *	213	27,557
Walt Disney Co. (The)	414	46,120
		73,677
Financial Services — 8.2%
Affirm Holdings, Inc. *	552	33,604
Berkshire Hathaway, Inc., Class B *	184	83,173
Block, Inc. *	1,432	121,680
Corpay, Inc. *	203	68,834
Fidelity National Information Services, Inc.	271	21,911
Fiserv, Inc. *	274	56,338
WEX, Inc. *	71	12,527
		398,067
Food Products — 0.4%
Lamb Weston Holdings, Inc.	302	20,163
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 2.2%
CSX Corp.	2,196	70,870
Knight-Swift Transportation Holdings, Inc.	140	7,429
Uber Technologies, Inc. *	477	28,778
		107,077
Health Care Providers & Services — 6.0%
Cardinal Health, Inc.	599	70,831
Cigna Group (The)	110	30,526
Elevance Health, Inc.	75	27,535
Humana, Inc.	46	11,802
Labcorp Holdings, Inc.	135	30,871
McKesson Corp.	109	62,339
UnitedHealth Group, Inc.	116	58,634
		292,538
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	825	14,457
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp. *	2,531	63,083
McDonald's Corp.	230	66,614
		129,697
Household Durables — 1.0%
Mohawk Industries, Inc. *	406	48,312
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	178	40,216
Industrial REITs — 0.9%
Americold Realty Trust, Inc.	948	20,278
Lineage, Inc. (a)	184	10,802
Prologis, Inc.	141	14,897
		45,977
Insurance — 1.9%
Arthur J Gallagher & Co.	100	28,470
MetLife, Inc.	428	35,049
Oscar Health, Inc., Class A *	2,239	30,086
		93,605
Interactive Media & Services — 1.0%
Pinterest, Inc., Class A *	1,739	50,438
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	1,052	80,899
Leisure Products — 0.2%
Brunswick Corp.	134	8,667
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 1.5%
AGCO Corp.	179	16,783
Gates Industrial Corp. plc *	1,596	32,832
Middleby Corp. (The) *	158	21,378
		70,993
Metals & Mining — 1.9%
Alcoa Corp.	1,061	40,096
Commercial Metals Co.	175	8,679
Freeport-McMoRan, Inc.	1,158	44,085
		92,860
Multi-Utilities — 1.1%
Dominion Energy, Inc.	540	29,084
NiSource, Inc.	635	23,361
		52,445
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	429	62,099
ConocoPhillips	153	15,118
EQT Corp.	581	26,801
Exxon Mobil Corp.	645	69,370
Hess Corp.	183	24,398
Shell plc, ADR	164	10,267
		208,053
Passenger Airlines — 2.4%
American Airlines Group, Inc. *	1,872	32,636
Copa Holdings SA, Class A (Panama)	50	4,394
Delta Air Lines, Inc.	435	26,284
Southwest Airlines Co.	1,670	56,139
		119,453
Pharmaceuticals — 2.8%
AstraZeneca plc, ADR (United Kingdom)	306	20,077
Bristol-Myers Squibb Co.	1,330	75,195
Johnson & Johnson	271	39,219
		134,491
Professional Services — 0.5%
Genpact Ltd.	626	26,895
Real Estate Management & Development — 1.1%
Zillow Group, Inc., Class C *	702	51,962
Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV (Registered), NYRS (Netherlands)	23	15,618
Micron Technology, Inc.	965	81,221
		96,839
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	35

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 1.8%
Adobe, Inc. *	67	29,556
Oracle Corp.	84	13,975
Salesforce, Inc.	121	40,551
Synopsys, Inc. *	9	4,495
		88,577
Specialized REITs — 2.7%
Digital Realty Trust, Inc.	242	42,834
Equinix, Inc.	62	58,003
Outfront Media, Inc.	10	180
SBA Communications Corp.	157	32,098
		133,115
Specialty Retail — 0.8%
Ross Stores, Inc.	275	41,568
Technology Hardware, Storage & Peripherals — 5.5%
Dell Technologies, Inc., Class C	263	30,307
Hewlett Packard Enterprise Co.	4,453	95,076
Seagate Technology Holdings plc	566	48,825
Western Digital Corp. *	1,544	92,071
		266,279
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc.	241	20,578
Tobacco — 1.8%
Philip Morris International, Inc.	723	86,983
Trading Companies & Distributors — 1.2%
AerCap Holdings NV (Ireland)	324	31,000
WESCO International, Inc.	145	26,286
		57,286
Total Common Stocks (Cost $4,318,777)		4,849,413
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.7%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $27,043)	27,035	27,046
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $4,824)	4,824	4,824
Total Short-Term Investments (Cost $31,867)		31,870
Total Investments — 100.3% (Cost $4,350,644)		4,881,283
Liabilities in Excess of Other Assets — (0.3)%		(12,359)
NET ASSETS — 100.0%		4,868,924

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $4,709.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 2.2%
Northrop Grumman Corp.	4	1,942
RTX Corp.	9	1,068
TransDigm Group, Inc.	1	640
		3,650
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	11	1,335
Automobile Components — 0.3%
Lear Corp.	5	510
Banks — 8.5%
Bank of America Corp.	81	3,552
Citigroup, Inc.	28	1,964
Citizens Financial Group, Inc.	23	1,012
M&T Bank Corp.	8	1,596
PNC Financial Services Group, Inc. (The)	11	2,099
Wells Fargo & Co.	57	3,983
		14,206
Beverages — 1.0%
Coca-Cola Co. (The)	26	1,602
Biotechnology — 3.7%
AbbVie, Inc.	18	3,231
Regeneron Pharmaceuticals, Inc. *	2	1,223
Vertex Pharmaceuticals, Inc. *	4	1,692
		6,146
Building Products — 2.0%
Fortune Brands Innovations, Inc.	12	855
Trane Technologies plc	7	2,473
		3,328
Capital Markets — 4.8%
Blackrock, Inc.	3	2,675
Charles Schwab Corp. (The)	19	1,432
CME Group, Inc.	6	1,309
Morgan Stanley	20	2,545
		7,961
Chemicals — 2.9%
Axalta Coating Systems Ltd. *	53	1,819
DuPont de Nemours, Inc.	17	1,250
Linde plc	4	1,793
		4,862
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 0.9%
Ally Financial, Inc.	17	625
Capital One Financial Corp.	5	797
		1,422
Consumer Staples Distribution & Retail — 1.6%
Target Corp.	7	993
Walmart, Inc.	18	1,630
		2,623
Containers & Packaging — 0.5%
Berry Global Group, Inc.	14	914
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	75	1,705
Electric Utilities — 3.4%
NextEra Energy, Inc.	39	2,799
PG&E Corp.	84	1,686
Xcel Energy, Inc.	18	1,231
		5,716
Electrical Equipment — 2.1%
Eaton Corp. plc	10	3,466
Electronic Equipment, Instruments & Components — 0.6%
Teledyne Technologies, Inc. *	2	992
Entertainment — 0.6%
Take-Two Interactive Software, Inc. *	6	1,006
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	7	3,184
Block, Inc. *	12	995
Corpay, Inc. *	3	974
Fidelity National Information Services, Inc.	10	792
Fiserv, Inc. *	7	1,408
Mastercard, Inc., Class A	2	1,195
		8,548
Food Products — 1.4%
Mondelez International, Inc., Class A	29	1,750
Tyson Foods, Inc., Class A	10	575
		2,325
Ground Transportation — 2.3%
CSX Corp.	48	1,565
Norfolk Southern Corp.	7	1,563
Uber Technologies, Inc. *	11	670
		3,798
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	37

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	7	791
Boston Scientific Corp. *	20	1,786
Medtronic plc	22	1,792
		4,369
Health Care Providers & Services — 3.8%
Centene Corp. *	11	691
Cigna Group (The)	5	1,369
Humana, Inc.	3	651
UnitedHealth Group, Inc.	7	3,697
		6,408
Health Care REITs — 0.7%
Ventas, Inc.	21	1,239
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	40	703
Hotels, Restaurants & Leisure — 2.2%
Expedia Group, Inc. *	6	1,123
McDonald's Corp.	6	1,844
Travel + Leisure Co.	13	651
		3,618
Household Products — 1.4%
Procter & Gamble Co. (The)	10	1,611
Spectrum Brands Holdings, Inc.	8	668
		2,279
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	9	1,968
Industrial REITs — 0.8%
Prologis, Inc.	12	1,317
Insurance — 3.7%
Loews Corp.	26	2,227
MetLife, Inc.	15	1,174
Travelers Cos., Inc. (The)	11	2,699
		6,100
Interactive Media & Services — 1.0%
Meta Platforms, Inc., Class A	3	1,639
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	15	1,163
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	4	2,059
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — 3.8%
Deere & Co.	4	1,747
Dover Corp.	11	2,144
Parker-Hannifin Corp.	4	2,405
		6,296
Media — 1.3%
Comcast Corp., Class A	56	2,112
Multi-Utilities — 1.8%
CMS Energy Corp.	20	1,343
Public Service Enterprise Group, Inc.	21	1,717
		3,060
Oil, Gas & Consumable Fuels — 7.3%
Cheniere Energy, Inc.	8	1,707
ConocoPhillips	28	2,819
Diamondback Energy, Inc.	7	1,088
EOG Resources, Inc.	15	1,801
Exxon Mobil Corp.	34	3,689
Phillips 66	9	998
		12,102
Paper & Forest Products — 0.0% ^
Magnera Corp. *	4	71
Personal Care Products — 0.4%
Kenvue, Inc.	34	736
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	46	2,610
Eli Lilly & Co.	1	796
Jazz Pharmaceuticals plc *	8	965
Johnson & Johnson	7	1,052
		5,423
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	6	781
SS&C Technologies Holdings, Inc.	12	869
		1,650
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A *	12	1,617
Residential REITs — 0.4%
American Homes 4 Rent, Class A	16	587
Retail REITs — 0.4%
Regency Centers Corp.	9	664
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc. *	6	796
Analog Devices, Inc.	8	1,731
Marvell Technology, Inc.	4	412
Micron Technology, Inc.	7	580
NXP Semiconductors NV (China)	4	826
Texas Instruments, Inc.	11	1,993
		6,338
Software — 1.0%
Microsoft Corp.	4	1,730
Specialized REITs — 1.0%
Digital Realty Trust, Inc.	9	1,584
Specialty Retail — 3.8%
AutoZone, Inc. *	—	1,537
Lowe's Cos., Inc.	9	2,187
O'Reilly Automotive, Inc. *	1	1,427
TJX Cos., Inc. (The)	10	1,183
		6,334
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	44	935
Seagate Technology Holdings plc	9	816
		1,751
Tobacco — 1.4%
Philip Morris International, Inc.	20	2,353
Total Common Stocks (Cost $120,931)		163,385
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $3,007)	3,006	3,007
Total Investments — 100.0% (Cost $123,938)		166,392
Other Assets in Excess of Liabilities — 0.0% ^		52
NET ASSETS — 100.0%		166,444

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	10	03/21/2025	USD	2,967	(97)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	39

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 2.7%
Howmet Aerospace, Inc.	2,995	327,543
Northrop Grumman Corp.	1,177	552,320
		879,863
Automobiles — 1.4%
Tesla, Inc. *	1,106	446,489
Banks — 4.1%
US Bancorp	6,784	324,471
Wells Fargo & Co.	14,036	985,902
		1,310,373
Biotechnology — 4.2%
AbbVie, Inc.	3,019	536,566
Regeneron Pharmaceuticals, Inc. *	742	528,404
Vertex Pharmaceuticals, Inc. *	732	294,687
		1,359,657
Broadline Retail — 4.8%
Amazon.com, Inc. *	7,036	1,543,705
Building Products — 2.0%
Carrier Global Corp.	3,855	263,145
Trane Technologies plc	1,038	383,477
		646,622
Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,032	549,836
Morgan Stanley	2,729	343,062
		892,898
Construction Materials — 1.9%
Vulcan Materials Co.	2,362	607,589
Consumer Finance — 2.3%
American Express Co.	2,505	743,576
Electric Utilities — 3.5%
NextEra Energy, Inc.	4,514	323,605
PG&E Corp.	24,645	497,345
Southern Co. (The)	3,804	313,154
		1,134,104
Electrical Equipment — 2.0%
Eaton Corp. plc	1,921	637,376
Energy Equipment & Services — 2.6%
Baker Hughes Co.	20,242	830,308
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 2.6%
Corpay, Inc. *	77	26,041
Mastercard, Inc., Class A	1,556	819,562
		845,603
Food Products — 1.2%
Mondelez International, Inc., Class A	6,398	382,127
Ground Transportation — 1.6%
CSX Corp.	16,135	520,662
Health Care Equipment & Supplies — 3.2%
Edwards Lifesciences Corp. *	2,623	194,219
Medtronic plc	3,935	314,329
Stryker Corp.	1,398	503,284
		1,011,832
Health Care Providers & Services — 1.9%
UnitedHealth Group, Inc.	1,226	620,030
Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc. *	5,396	325,397
Marriott International, Inc., Class A	1,123	313,283
McDonald's Corp.	2,009	582,244
		1,220,924
Industrial REITs — 0.8%
Prologis, Inc.	2,413	255,047
Insurance — 2.4%
Arthur J Gallagher & Co.	1,853	526,152
Travelers Cos., Inc. (The)	1,017	244,926
		771,078
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	4,724	894,317
Meta Platforms, Inc., Class A	1,949	1,140,792
		2,035,109
Machinery — 1.4%
Deere & Co.	1,072	454,098
Oil, Gas & Consumable Fuels — 2.2%
Exxon Mobil Corp.	6,651	715,463
Pharmaceuticals — 0.7%
Eli Lilly & Co.	288	222,490
Semiconductors & Semiconductor Equipment — 14.8%
Analog Devices, Inc.	1,279	271,754
ASML Holding NV (Registered), NYRS (Netherlands)	173	119,551
Broadcom, Inc.	3,852	893,087
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Marvell Technology, Inc.	2,177	240,401
Micron Technology, Inc.	3,207	269,942
NVIDIA Corp.	17,327	2,326,800
NXP Semiconductors NV (China)	3,097	643,777
		4,765,312
Software — 11.4%
Intuit, Inc.	513	322,166
Microsoft Corp.	6,507	2,742,682
Oracle Corp.	3,572	595,287
		3,660,135
Specialty Retail — 2.4%
Lowe's Cos., Inc.	3,081	760,502
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	10,323	2,585,150
Total Common Stocks (Cost $18,167,551)		31,858,122
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $327,749)	327,621	327,752
Total Investments — 100.1% (Cost $18,495,300)		32,185,874
Liabilities in Excess of Other Assets — (0.1)%		(18,458)
NET ASSETS — 100.0%		32,167,416

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	340	03/21/2025	USD	100,891	(1,851)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	41

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	71	7,775
TransDigm Group, Inc.	6	8,136
		15,911
Automobiles — 2.9%
Tesla, Inc. *	121	48,949
Banks — 0.4%
Bank of America Corp.	149	6,563
Beverages — 1.3%
Coca-Cola Co. (The)	215	13,382
Monster Beverage Corp. *	178	9,381
		22,763
Biotechnology — 2.4%
AbbVie, Inc.	119	21,178
Neurocrine Biosciences, Inc. *	32	4,357
Regeneron Pharmaceuticals, Inc. *	14	9,574
Vertex Pharmaceuticals, Inc. *	16	6,484
		41,593
Broadline Retail — 7.7%
Amazon.com, Inc. *	600	131,679
Building Products — 0.8%
Builders FirstSource, Inc. *	27	3,805
Trane Technologies plc	28	10,413
		14,218
Capital Markets — 2.6%
Ameriprise Financial, Inc.	18	9,421
Charles Schwab Corp. (The)	119	8,844
Goldman Sachs Group, Inc. (The)	15	8,310
KKR & Co., Inc.	87	12,827
S&P Global, Inc.	10	5,119
		44,521
Chemicals — 0.5%
Linde plc	20	8,573
Communications Equipment — 0.9%
Arista Networks, Inc. *	139	15,364
Construction & Engineering — 0.4%
Quanta Services, Inc.	20	6,220
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	11	5,489
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	16	15,079
US Foods Holding Corp. *	98	6,589
		21,668
Electric Utilities — 0.8%
NextEra Energy, Inc.	77	5,475
PG&E Corp.	233	4,704
Southern Co. (The)	44	3,650
		13,829
Electrical Equipment — 0.4%
Eaton Corp. plc	18	5,992
Energy Equipment & Services — 0.6%
Baker Hughes Co.	230	9,438
Entertainment — 0.8%
Netflix, Inc. *	6	5,612
Walt Disney Co. (The)	70	7,755
		13,367
Financial Services — 4.2%
Block, Inc. *	106	9,012
Mastercard, Inc., Class A	95	50,337
Visa, Inc., Class A	36	11,278
		70,627
Ground Transportation — 1.3%
CSX Corp.	349	11,250
Uber Technologies, Inc. *	175	10,586
		21,836
Health Care Equipment & Supplies — 0.8%
Boston Scientific Corp. *	79	7,066
Stryker Corp.	21	7,373
		14,439
Health Care Providers & Services — 1.1%
Cigna Group (The)	15	4,244
UnitedHealth Group, Inc.	30	15,222
		19,466
Health Care REITs — 0.4%
Ventas, Inc.	122	7,201
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	1	5,405
Chipotle Mexican Grill, Inc. *	190	11,483
DoorDash, Inc., Class A *	79	13,226
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	64	15,780
McDonald's Corp.	43	12,309
		58,203
Insurance — 1.2%
Arthur J Gallagher & Co.	29	8,160
Progressive Corp. (The)	54	12,881
		21,041
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	272	51,390
Alphabet, Inc., Class C	203	38,684
Meta Platforms, Inc., Class A	140	81,831
Pinterest, Inc., Class A *	245	7,116
		179,021
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	13	6,889
Machinery — 0.6%
Ingersoll Rand, Inc.	63	5,694
Otis Worldwide Corp.	48	4,490
		10,184
Media — 0.2%
Sirius XM Holdings, Inc. (a)	135	3,072
Oil, Gas & Consumable Fuels — 0.3%
ConocoPhillips	47	4,703
Pharmaceuticals — 2.4%
Eli Lilly & Co.	42	32,515
Merck & Co., Inc.	80	7,964
		40,479
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	61	7,841
Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc. *	63	7,570
Analog Devices, Inc.	35	7,572
ASML Holding NV (Registered), NYRS (Netherlands)	11	7,554
Broadcom, Inc.	152	35,384
Lam Research Corp.	113	8,141
Marvell Technology, Inc.	88	9,685
Microchip Technology, Inc.	147	8,425
Micron Technology, Inc.	72	6,085
NVIDIA Corp.	1,384	185,831
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	40	8,276
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	48	9,474
		293,997
Software — 17.2%
Adobe, Inc. *	10	4,524
AppLovin Corp., Class A *	16	4,986
Cadence Design Systems, Inc. *	41	12,394
Crowdstrike Holdings, Inc., Class A *	22	7,488
Microsoft Corp.	449	189,385
Oracle Corp.	124	20,561
Salesforce, Inc.	89	29,866
ServiceNow, Inc. *	22	23,083
		292,287
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	29	5,066
Equinix, Inc.	5	5,204
		10,270
Specialty Retail — 1.8%
Burlington Stores, Inc. *	29	8,260
Lowe's Cos., Inc.	90	22,165
		30,425
Technology Hardware, Storage & Peripherals — 9.7%
Apple, Inc.	591	147,953
Dell Technologies, Inc., Class C	44	5,085
Hewlett Packard Enterprise Co.	297	6,350
Seagate Technology Holdings plc	69	5,912
		165,300
Total Common Stocks (Cost $822,484)		1,683,418
Short-Term Investments — 2.7%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c) (Cost $44,882)	44,866	44,884
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	43

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c) (Cost $1,527)	1,527	1,527
Total Short-Term Investments (Cost $46,409)		46,411
Total Investments — 101.6% (Cost $868,893)		1,729,829
Liabilities in Excess of Other Assets — (1.6)%		(28,026)
NET ASSETS — 100.0%		1,701,803

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 is $1,481.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	43	03/21/2025	USD	12,760	(7)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 121.9%
Common Stocks — 120.5%
Aerospace & Defense — 3.7%
Boeing Co. (The) *	73	12,875
Howmet Aerospace, Inc. (a)	411	44,981
Northrop Grumman Corp.	32	14,932
TransDigm Group, Inc.	25	31,967
		104,755
Air Freight & Logistics — 0.3%
FedEx Corp.	32	9,064
Banks — 4.0%
Bank of America Corp. (a)	376	16,519
Fifth Third Bancorp	567	23,954
Truist Financial Corp.	337	14,628
Wells Fargo & Co. (a)	838	58,867
		113,968
Beverages — 2.0%
Coca-Cola Co. (The) (a)	269	16,725
Keurig Dr Pepper, Inc.	211	6,787
Monster Beverage Corp. *	110	5,781
PepsiCo, Inc. (a)	192	29,216
		58,509
Biotechnology — 3.7%
AbbVie, Inc. (a)	247	43,954
Neurocrine Biosciences, Inc. *	43	5,812
Regeneron Pharmaceuticals, Inc. *	29	20,756
Sarepta Therapeutics, Inc. *	135	16,345
Vertex Pharmaceuticals, Inc. * (a)	50	20,277
		107,144
Broadline Retail — 5.6%
Amazon.com, Inc. * (a)	725	158,964
Building Products — 1.5%
Carrier Global Corp.	58	3,922
Trane Technologies plc	106	39,212
		43,134
Capital Markets — 3.1%
Ameriprise Financial, Inc.	47	25,181
Charles Schwab Corp. (The) (a)	235	17,351
CME Group, Inc.	12	2,846
Goldman Sachs Group, Inc. (The) (a)	71	40,580
Raymond James Financial, Inc.	12	1,889
		87,847
INVESTMENTS	SHARES (000)	VALUE ($000)

Chemicals — 1.3%
Air Products and Chemicals, Inc.	18	5,414
Linde plc	69	28,805
Sherwin-Williams Co. (The)	11	3,739
		37,958
Communications Equipment — 0.2%
Arista Networks, Inc. *	49	5,408
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	51	26,537
Consumer Finance — 0.5%
Capital One Financial Corp.	77	13,663
Consumer Staples Distribution & Retail — 0.6%
Costco Wholesale Corp.	18	16,212
Maplebear, Inc. *	38	1,575
		17,787
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	450	10,258
Electric Utilities — 3.2%
Entergy Corp.	189	14,350
NextEra Energy, Inc. (a)	390	27,956
PG&E Corp.	817	16,487
Southern Co. (The)	404	33,235
		92,028
Electrical Equipment — 1.0%
AMETEK, Inc.	49	8,881
Eaton Corp. plc	48	15,825
Emerson Electric Co.	24	3,041
		27,747
Energy Equipment & Services — 0.2%
Baker Hughes Co. (a)	164	6,747
Entertainment — 2.2%
Take-Two Interactive Software, Inc. *	46	8,494
Walt Disney Co. (The) (a)	285	31,688
Warner Bros Discovery, Inc. *	339	3,586
Warner Music Group Corp., Class A	594	18,414
		62,182
Financial Services — 7.9%
Affirm Holdings, Inc. *	61	3,743
Berkshire Hathaway, Inc., Class B *	33	14,903
Block, Inc. *	328	27,845
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	45

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	74	25,016
Fidelity National Information Services, Inc.	328	26,514
Fiserv, Inc. *	87	17,965
Jack Henry & Associates, Inc.	13	2,263
Mastercard, Inc., Class A (a)	170	89,623
WEX, Inc. *	104	18,163
		226,035
Food Products — 0.6%
Mondelez International, Inc., Class A (a)	282	16,867
Ground Transportation — 1.7%
Norfolk Southern Corp. (a)	106	24,950
Union Pacific Corp.	43	9,693
XPO, Inc. *	97	12,683
		47,326
Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. * (a)	261	23,311
Edwards Lifesciences Corp. *	55	4,060
Intuitive Surgical, Inc. *	30	15,801
Stryker Corp.	77	27,597
		70,769
Health Care Providers & Services — 2.5%
HCA Healthcare, Inc.	11	3,215
Humana, Inc.	6	1,689
McKesson Corp.	3	1,548
UnitedHealth Group, Inc. (a)	129	65,162
		71,614
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.	100	9,789
Ventas, Inc.	325	19,103
		28,892
Hotels, Restaurants & Leisure — 5.2%
Booking Holdings, Inc.	4	19,049
Carnival Corp. *	611	15,220
Chipotle Mexican Grill, Inc. *	192	11,554
Darden Restaurants, Inc.	43	8,059
DoorDash, Inc., Class A *	21	3,552
Hilton Worldwide Holdings, Inc. (a)	95	23,625
INVESTMENTS	SHARES (000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
McDonald's Corp. (a)	119	34,401
Yum! Brands, Inc. (a)	240	32,275
		147,735
Household Durables — 0.1%
Lennar Corp., Class A	15	2,072
Household Products — 0.6%
Church & Dwight Co., Inc.	106	11,061
Procter & Gamble Co. (The) (a)	44	7,406
		18,467
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	20	2,735
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	114	25,697
Insurance — 3.3%
Aon plc, Class A	100	35,980
Arthur J Gallagher & Co.	120	33,944
Chubb Ltd.	17	4,764
Principal Financial Group, Inc.	15	1,189
Progressive Corp. (The) (a)	46	10,996
Ryan Specialty Holdings, Inc.	70	4,516
Travelers Cos., Inc. (The)	12	2,743
		94,132
Interactive Media & Services — 7.2%
Alphabet, Inc., Class C	99	18,881
Alphabet, Inc., Class A (a)	443	83,745
Meta Platforms, Inc., Class A (a)	173	101,427
Pinterest, Inc., Class A *	90	2,605
		206,658
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	169	13,034
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	15	2,055
Thermo Fisher Scientific, Inc. (a)	61	31,531
		33,586
Machinery — 1.8%
Ingersoll Rand, Inc.	342	30,962
Otis Worldwide Corp.	233	21,541
		52,503
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Media — 0.3%
Sirius XM Holdings, Inc.	401	9,146
Multi-Utilities — 1.4%
Ameren Corp.	65	5,750
CMS Energy Corp.	147	9,818
Dominion Energy, Inc.	284	15,301
NiSource, Inc.	240	8,832
		39,701
Oil, Gas & Consumable Fuels — 3.9%
Cheniere Energy, Inc.	41	8,781
Chevron Corp.	19	2,801
ConocoPhillips (a)	239	23,722
Diamondback Energy, Inc.	12	1,955
EOG Resources, Inc.	12	1,421
EQT Corp.	40	1,862
Exxon Mobil Corp. (a)	525	56,444
TC Energy Corp. (Canada)	337	15,657
		112,643
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. (a)	393	22,248
Elanco Animal Health, Inc. *	569	6,893
Eli Lilly & Co. (a)	37	28,438
Johnson & Johnson	94	13,602
		71,181
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	119	15,344
Residential REITs — 0.3%
American Homes 4 Rent, Class A	181	6,753
Equity LifeStyle Properties, Inc.	19	1,285
		8,038
Semiconductors & Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc. *	39	4,657
Analog Devices, Inc.	125	26,587
ASML Holding NV (Registered), NYRS (Netherlands)	29	20,390
Broadcom, Inc.	220	50,998
Lam Research Corp.	18	1,285
Marvell Technology, Inc.	85	9,421
Microchip Technology, Inc.	490	28,123
Micron Technology, Inc.	296	24,914
NVIDIA Corp. (a)	1,626	218,408
NXP Semiconductors NV (China)	144	29,844
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. *	93	5,858
Qorvo, Inc. *	34	2,347
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	168	33,231
Texas Instruments, Inc. (a)	156	29,181
		485,244
Software — 11.3%
Cadence Design Systems, Inc. *	19	5,728
Microsoft Corp. (a)	502	211,487
Oracle Corp.	23	3,823
Roper Technologies, Inc.	10	5,288
Salesforce, Inc. (a)	171	57,177
ServiceNow, Inc. *	37	39,091
Synopsys, Inc. *	3	1,370
		323,964
Specialized REITs — 1.3%
American Tower Corp.	14	2,630
Digital Realty Trust, Inc.	183	32,468
SBA Communications Corp.	14	2,725
		37,823
Specialty Retail — 3.7%
AutoZone, Inc. *	4	11,159
Best Buy Co., Inc.	87	7,443
Burlington Stores, Inc. *	102	29,167
Lowe's Cos., Inc. (a)	194	47,951
Ross Stores, Inc.	57	8,592
		104,312
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc. (a)	548	137,237
Hewlett Packard Enterprise Co.	340	7,263
Seagate Technology Holdings plc	185	15,926
Western Digital Corp. * (a)	439	26,200
		186,626
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	33	7,284
Total Common Stocks (Cost $2,208,832)		3,443,128
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	47

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (b) (c)(Cost $40,267)	40,253	40,269
Total Long Positions (Cost $2,249,099)		3,483,397
Short Positions — (22.4)%
Common Stocks — (22.4)%
Aerospace & Defense — (0.6)%
General Dynamics Corp.	(16)	(4,206)
Huntington Ingalls Industries, Inc.	(26)	(4,918)
Lockheed Martin Corp.	(18)	(8,984)
(18,108)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(48)	(5,352)
Automobiles — (0.2)%
Ford Motor Co.	(689)	(6,817)
Banks — (0.4)%
Citizens Financial Group, Inc.	(90)	(3,940)
Huntington Bancshares, Inc.	(438)	(7,123)
(11,063)
Beverages — (0.3)%
Constellation Brands, Inc., Class A	(12)	(2,600)
Molson Coors Beverage Co., Class B	(89)	(5,106)
(7,706)
Biotechnology — (0.2)%
Amgen, Inc.	(21)	(5,528)
Building Products — (0.3)%
Johnson Controls International plc	(109)	(8,589)
Capital Markets — (1.2)%
Blackrock, Inc.	(4)	(4,429)
Cboe Global Markets, Inc.	(15)	(2,889)
FactSet Research Systems, Inc.	(13)	(6,177)
Franklin Resources, Inc.	(276)	(5,604)
Moody's Corp.	(16)	(7,625)
State Street Corp.	(77)	(7,554)
(34,278)
Chemicals — (0.1)%
Eastman Chemical Co.	(28)	(2,568)
Commercial Services & Supplies — (0.4)%
Cintas Corp.	(24)	(4,407)
INVESTMENTS	SHARES (000)	VALUE ($000)

Commercial Services & Supplies — continued
Republic Services, Inc.	(7)	(1,386)
Waste Management, Inc.	(31)	(6,310)
(12,103)
Communications Equipment — (0.2)%
Cisco Systems, Inc.	(108)	(6,365)
Consumer Staples Distribution & Retail — (0.7)%
Dollar General Corp.	(72)	(5,460)
Sysco Corp.	(181)	(13,825)
Walgreens Boots Alliance, Inc.	(101)	(946)
(20,231)
Containers & Packaging — (0.1)%
International Paper Co.	(73)	(3,933)
Diversified Telecommunication Services — (0.1)%
Verizon Communications, Inc.	(71)	(2,826)
Electric Utilities — (1.8)%
American Electric Power Co., Inc.	(134)	(12,356)
Constellation Energy Corp.	(12)	(2,735)
Duke Energy Corp.	(67)	(7,236)
Edison International	(48)	(3,840)
Eversource Energy	(143)	(8,215)
Exelon Corp.	(78)	(2,939)
FirstEnergy Corp.	(240)	(9,540)
Pinnacle West Capital Corp.	(31)	(2,603)
PPL Corp.	(88)	(2,868)
(52,332)
Electrical Equipment — (0.1)%
Rockwell Automation, Inc.	(11)	(3,022)
Electronic Equipment, Instruments & Components — (0.1)%
Corning, Inc.	(58)	(2,752)
Energy Equipment & Services — (0.2)%
Halliburton Co.	(177)	(4,809)
Entertainment — (0.6)%
Electronic Arts, Inc.	(77)	(11,264)
Netflix, Inc. *	(8)	(6,787)
(18,051)
Financial Services — (0.7)%
PayPal Holdings, Inc. *	(102)	(8,665)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Financial Services — continued
Voya Financial, Inc.	(81)	(5,579)
Western Union Co. (The)	(543)	(5,757)
(20,001)
Food Products — (0.2)%
Conagra Brands, Inc.	(45)	(1,257)
Kraft Heinz Co. (The)	(183)	(5,603)
(6,860)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(23)	(1,417)
Health Care Equipment & Supplies — (0.2)%
Dentsply Sirona, Inc.	(120)	(2,275)
Zimmer Biomet Holdings, Inc.	(39)	(4,141)
(6,416)
Health Care Providers & Services — (0.6)%
Centene Corp. *	(51)	(3,092)
Elevance Health, Inc.	(13)	(4,713)
Henry Schein, Inc. *	(89)	(6,149)
Molina Healthcare, Inc. *	(9)	(2,824)
(16,778)
Hotels, Restaurants & Leisure — (0.2)%
Choice Hotels International, Inc.	(30)	(4,241)
Starbucks Corp.	(29)	(2,635)
(6,876)
Insurance — (1.7)%
Aflac, Inc.	(50)	(5,157)
Allstate Corp. (The)	(41)	(7,876)
American International Group, Inc.	(107)	(7,780)
Globe Life, Inc.	(38)	(4,303)
Hartford Financial Services Group, Inc. (The)	(37)	(4,040)
Kinsale Capital Group, Inc.	(9)	(4,088)
RenaissanceRe Holdings Ltd. (Bermuda)	(26)	(6,451)
Willis Towers Watson plc	(9)	(2,828)
WR Berkley Corp.	(107)	(6,294)
(48,817)
IT Services — (0.7)%
Infosys Ltd. (India)	(185)	(4,052)
International Business Machines Corp.	(77)	(16,941)
(20,993)
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — (0.4)%
Revvity, Inc.	(51)	(5,693)
Waters Corp. *	(11)	(4,264)
(9,957)
Machinery — (0.8)%
Donaldson Co., Inc.	(96)	(6,438)
IDEX Corp.	(6)	(1,293)
Illinois Tool Works, Inc.	(46)	(11,743)
Stanley Black & Decker, Inc.	(26)	(2,060)
(21,534)
Media — (0.8)%
Fox Corp., Class A	(329)	(15,987)
Interpublic Group of Cos., Inc. (The)	(211)	(5,920)
(21,907)
Multi-Utilities — (0.4)%
CenterPoint Energy, Inc.	(157)	(4,967)
Consolidated Edison, Inc.	(57)	(5,108)
(10,075)
Office REITs — (0.0)% ^
SL Green Realty Corp.	—	—
Oil, Gas & Consumable Fuels — (0.8)%
Enbridge, Inc. (Canada)	(75)	(3,177)
Kinder Morgan, Inc.	(111)	(3,046)
Occidental Petroleum Corp.	(145)	(7,168)
ONEOK, Inc.	(30)	(3,057)
Phillips 66	(13)	(1,420)
Valero Energy Corp.	(42)	(5,163)
(23,031)
Pharmaceuticals — (0.6)%
Merck & Co., Inc.	(58)	(5,784)
Pfizer, Inc.	(184)	(4,878)
Zoetis, Inc.	(47)	(7,730)
(18,392)
Professional Services — (0.9)%
Automatic Data Processing, Inc.	(10)	(2,820)
Dayforce, Inc. *	(91)	(6,627)
Paychex, Inc.	(25)	(3,584)
Paycom Software, Inc.	(39)	(7,977)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	49

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Professional Services — continued
TransUnion	(28)	(2,562)
Verisk Analytics, Inc.	(10)	(2,778)
(26,348)
Residential REITs — (0.2)%
Essex Property Trust, Inc.	(5)	(1,487)
Mid-America Apartment Communities, Inc.	(34)	(5,281)
(6,768)
Retail REITs — (0.6)%
NNN REIT, Inc.	(164)	(6,729)
Realty Income Corp.	(101)	(5,380)
Simon Property Group, Inc.	(28)	(4,779)
(16,888)
Semiconductors & Semiconductor Equipment — (2.2)%
Applied Materials, Inc.	(123)	(19,932)
ARM Holdings plc *	(66)	(8,090)
Intel Corp.	(385)	(7,716)
Monolithic Power Systems, Inc.	(2)	(1,453)
QUALCOMM, Inc.	(140)	(21,515)
Teradyne, Inc.	(20)	(2,549)
(61,255)
Software — (0.5)%
Adobe, Inc. *	(5)	(2,281)
Bill Holdings, Inc. *	(16)	(1,311)
Intuit, Inc.	(2)	(1,430)
Workday, Inc., Class A *	(33)	(8,473)
(13,495)
Specialized REITs — (0.1)%
Extra Space Storage, Inc.	(17)	(2,553)
Specialty Retail — (0.4)%
Home Depot, Inc. (The)	(26)	(9,936)
Technology Hardware, Storage & Peripherals — (0.8)%
HP, Inc.	(290)	(9,464)
NetApp, Inc.	(121)	(14,020)
(23,484)
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — (0.3)%
NIKE, Inc., Class B	(103)	(7,754)
VF Corp.	(68)	(1,464)
		(9,218)
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(159)	(11,399)
Total Common Stocks (Proceeds $(658,216))		(640,831)
Total Short Positions (Proceeds $(658,216))		(640,831)
Total Investments — 99.5% (Cost $1,590,883)		2,842,566
Other Assets Less Liabilities — 0.5%		14,675
Net Assets — 100.0%		2,857,241

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $867,605.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.7%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	557	60,988
Northrop Grumman Corp.	36	16,862
Textron, Inc.	349	26,668
TransDigm Group, Inc.	42	52,993
		157,511
Air Freight & Logistics — 0.8%
FedEx Corp.	115	32,445
United Parcel Service, Inc., Class B	413	52,076
		84,521
Automobile Components — 0.1%
Aptiv plc (Jersey) *	182	11,010
Automobiles — 2.0%
Tesla, Inc. *	520	209,796
Banks — 3.7%
Bank of America Corp.	2,707	118,970
Citigroup, Inc.	453	31,917
Fifth Third Bancorp	1,032	43,622
Truist Financial Corp.	1,232	53,447
US Bancorp	674	32,213
Wells Fargo & Co.	1,359	95,458
		375,627
Beverages — 1.7%
Coca-Cola Co. (The)	1,027	63,966
Keurig Dr Pepper, Inc.	645	20,729
PepsiCo, Inc.	625	94,992
		179,687
Biotechnology — 2.3%
AbbVie, Inc.	686	121,896
Biogen, Inc. *	74	11,273
Neurocrine Biosciences, Inc. *	63	8,568
Regeneron Pharmaceuticals, Inc. *	70	50,159
Sarepta Therapeutics, Inc. *	30	3,710
Vertex Pharmaceuticals, Inc. *	113	45,391
		240,997
Broadline Retail — 4.6%
Amazon.com, Inc. *	2,144	470,340
Building Products — 1.5%
Carrier Global Corp.	624	42,622
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Masco Corp.	351	25,446
Trane Technologies plc	239	88,382
		156,450
Capital Markets — 2.3%
Ameriprise Financial, Inc.	68	36,222
Charles Schwab Corp. (The)	538	39,809
CME Group, Inc.	258	59,888
Goldman Sachs Group, Inc. (The)	129	74,002
KKR & Co., Inc.	146	21,578
		231,499
Chemicals — 1.6%
Dow, Inc.	793	31,802
Linde plc	185	77,625
LyondellBasell Industries NV, Class A	278	20,665
PPG Industries, Inc.	183	21,815
Sherwin-Williams Co. (The)	27	9,335
		161,242
Communications Equipment — 0.4%
Arista Networks, Inc. *	208	22,954
Motorola Solutions, Inc.	34	15,988
		38,942
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	32	16,379
Consumer Finance — 0.3%
American Express Co.	95	28,213
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	59	53,676
Distributors — 0.0% ^
LKQ Corp.	56	2,068
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,604	36,531
Electric Utilities — 2.1%
NextEra Energy, Inc.	1,128	80,842
NRG Energy, Inc.	44	3,964
PG&E Corp.	2,455	49,551
Southern Co. (The)	989	81,444
		215,801
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	51

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.4%
AMETEK, Inc.	35	6,384
Eaton Corp. plc	108	35,684
		42,068
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	64	9,082
Energy Equipment & Services — 0.2%
Baker Hughes Co.	635	26,050
Entertainment — 0.5%
Walt Disney Co. (The)	401	44,688
Warner Music Group Corp., Class A	323	10,009
		54,697
Financial Services — 5.9%
Berkshire Hathaway, Inc., Class B *	335	152,100
Block, Inc. *	179	15,210
Corpay, Inc. *	129	43,783
Fidelity National Information Services, Inc.	605	48,858
Mastercard, Inc., Class A	338	177,828
Visa, Inc., Class A	504	159,284
WEX, Inc. *	29	5,017
		602,080
Food Products — 0.7%
Mondelez International, Inc., Class A	1,150	68,678
Ground Transportation — 1.0%
CSX Corp.	1,185	38,235
Uber Technologies, Inc. *	794	47,885
Union Pacific Corp.	74	16,905
		103,025
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	166	18,811
Baxter International, Inc.	182	5,301
Boston Scientific Corp. *	602	53,727
Edwards Lifesciences Corp. *	104	7,723
Medtronic plc	560	44,712
Stryker Corp.	198	71,290
		201,564
Health Care Providers & Services — 2.0%
Cigna Group (The)	109	30,141
HCA Healthcare, Inc.	33	9,931
Humana, Inc.	60	15,100
INVESTMENTS	SHARES (000)	VALUE ($000)

Health Care Providers & Services — continued
McKesson Corp.	27	15,342
UnitedHealth Group, Inc.	276	139,543
		210,057
Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	51	4,975
Ventas, Inc.	677	39,869
Welltower, Inc.	204	25,662
		70,506
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc.	10	50,454
Carnival Corp. *	595	14,827
Chipotle Mexican Grill, Inc. *	853	51,423
DoorDash, Inc., Class A *	69	11,490
Expedia Group, Inc. *	162	30,238
Hilton Worldwide Holdings, Inc.	188	46,434
McDonald's Corp.	325	94,139
Royal Caribbean Cruises Ltd.	90	20,757
Yum! Brands, Inc.	374	50,241
		370,003
Household Durables — 0.1%
Lennar Corp., Class A	101	13,774
Household Products — 0.3%
Church & Dwight Co., Inc.	298	31,247
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	70	9,675
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	335	75,742
Industrial REITs — 0.4%
Prologis, Inc.	368	38,871
Insurance — 1.8%
Aon plc, Class A	144	51,923
Arthur J Gallagher & Co.	155	43,954
MetLife, Inc.	135	11,060
Principal Financial Group, Inc.	154	11,902
Progressive Corp. (The)	289	69,179
		188,018
Interactive Media & Services — 6.7%
Alphabet, Inc., Class A	1,214	229,796
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
Alphabet, Inc., Class C	784	149,405
Meta Platforms, Inc., Class A	520	304,379
		683,580
IT Services — 0.7%
Accenture plc, Class A (Ireland)	58	20,622
Cognizant Technology Solutions Corp., Class A	623	47,889
		68,511
Life Sciences Tools & Services — 1.2%
Danaher Corp.	127	29,049
Thermo Fisher Scientific, Inc.	173	90,113
		119,162
Machinery — 1.8%
Caterpillar, Inc.	96	34,995
Deere & Co.	161	68,111
Ingersoll Rand, Inc.	225	20,341
Otis Worldwide Corp.	511	47,286
PACCAR, Inc.	161	16,755
		187,488
Media — 0.9%
Charter Communications, Inc., Class A *	64	21,841
Comcast Corp., Class A	1,662	62,368
Sirius XM Holdings, Inc.	259	5,908
		90,117
Metals & Mining — 0.1%
Nucor Corp.	75	8,718
Multi-Utilities — 0.1%
Dominion Energy, Inc.	187	10,059
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	740	73,365
Diamondback Energy, Inc.	172	28,244
EOG Resources, Inc.	358	43,921
Exxon Mobil Corp.	1,397	150,266
		295,796
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	359	21,735
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	82	6,125
Kenvue, Inc.	1,114	23,789
		29,914
INVESTMENTS	SHARES (000)	VALUE ($000)

Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	1,204	68,079
Eli Lilly & Co.	144	111,248
Johnson & Johnson	344	49,679
Merck & Co., Inc.	251	25,001
		254,007
Professional Services — 0.3%
Leidos Holdings, Inc.	247	35,624
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	270	17,992
Semiconductors & Semiconductor Equipment — 12.2%
Advanced Micro Devices, Inc. *	334	40,303
Analog Devices, Inc.	352	74,724
Broadcom, Inc.	766	177,674
Lam Research Corp.	505	36,478
Marvell Technology, Inc.	70	7,691
Micron Technology, Inc.	534	44,921
NVIDIA Corp.	5,397	724,788
NXP Semiconductors NV (China)	326	67,770
Texas Instruments, Inc.	406	76,199
		1,250,548
Software — 10.2%
Adobe, Inc. *	31	13,964
Cadence Design Systems, Inc. *	56	16,913
Fair Isaac Corp. *	5	10,208
Intuit, Inc.	69	43,143
Microsoft Corp.	1,709	720,185
Oracle Corp.	306	51,014
Salesforce, Inc.	313	104,561
ServiceNow, Inc. *	80	85,276
		1,045,264
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	221	39,198
Equinix, Inc.	8	6,969
SBA Communications Corp.	143	29,201
		75,368
Specialty Retail — 2.6%
AutoZone, Inc. *	21	68,865
Best Buy Co., Inc.	222	19,031
Burlington Stores, Inc. *	99	28,228
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	53

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Lowe's Cos., Inc.	405	99,878
Ross Stores, Inc.	364	55,102
		271,104
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	2,965	742,506
Hewlett Packard Enterprise Co.	866	18,492
Seagate Technology Holdings plc	456	39,389
Western Digital Corp. *	296	17,640
		818,027
Tobacco — 0.5%
Altria Group, Inc.	356	18,599
Philip Morris International, Inc.	253	30,493
		49,092
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	14	9,491
Total Common Stocks (Cost $5,632,407)		10,127,024
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $134,346)	134,307	134,361
Total Investments — 100.0% (Cost $5,766,753)		10,261,385
Other Assets in Excess of Liabilities — 0.0% ^		4,451
NET ASSETS — 100.0%		10,265,836

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	458	03/21/2025	USD	135,906	(4,079)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	30	3,313
Automobiles — 1.4%
Tesla, Inc. *	8	3,227
Banks — 4.1%
Bank of America Corp.	67	2,935
Fifth Third Bancorp	42	1,769
Truist Financial Corp.	44	1,907
Wells Fargo & Co.	44	3,124
		9,735
Biotechnology — 4.2%
AbbVie, Inc.	28	4,980
Regeneron Pharmaceuticals, Inc. *	3	2,003
Sarepta Therapeutics, Inc. *	7	907
Vertex Pharmaceuticals, Inc. *	5	2,048
		9,938
Broadline Retail — 4.8%
Amazon.com, Inc. *	51	11,302
Building Products — 1.7%
Trane Technologies plc	11	4,114
Capital Markets — 1.9%
Charles Schwab Corp. (The)	32	2,388
Goldman Sachs Group, Inc. (The)	4	2,111
		4,499
Chemicals — 1.3%
Linde plc	7	3,075
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	113	2,562
Electric Utilities — 1.7%
NextEra Energy, Inc.	28	2,004
PG&E Corp.	101	2,045
		4,049
Entertainment — 1.8%
Walt Disney Co. (The)	28	3,133
Warner Music Group Corp., Class A	34	1,042
		4,175
Financial Services — 7.2%
Block, Inc. *	29	2,471
Corpay, Inc. *	7	2,334
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — continued
Fidelity National Information Services, Inc.	35	2,873
Mastercard, Inc., Class A	18	9,416
		17,094
Ground Transportation — 1.2%
CSX Corp.	87	2,816
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp. *	21	1,861
Edwards Lifesciences Corp. *	19	1,374
Stryker Corp.	10	3,735
		6,970
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	10	5,203
Health Care REITs — 1.5%
Alexandria Real Estate Equities, Inc.	16	1,590
Ventas, Inc.	35	2,024
		3,614
Hotels, Restaurants & Leisure — 2.9%
Chipotle Mexican Grill, Inc. *	46	2,760
Darden Restaurants, Inc.	10	1,933
Hilton Worldwide Holdings, Inc.	8	2,040
		6,733
Household Products — 1.7%
Procter & Gamble Co. (The)	25	4,132
Insurance — 3.8%
Aon plc, Class A	8	2,799
Arthur J Gallagher & Co.	9	2,723
MetLife, Inc.	23	1,866
Travelers Cos., Inc. (The)	7	1,644
		9,032
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A	47	8,882
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	23	1,737
Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	8	3,991
Machinery — 3.0%
Deere & Co.	4	1,612
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	55

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Ingersoll Rand, Inc.	32	2,890
Otis Worldwide Corp.	27	2,482
		6,984
Media — 0.7%
Charter Communications, Inc., Class A *	5	1,620
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co.	45	2,571
Semiconductors & Semiconductor Equipment — 13.7%
Analog Devices, Inc.	14	2,854
ASML Holding NV (Registered), NYRS (Netherlands)	2	1,420
Broadcom, Inc.	7	1,685
Marvell Technology, Inc.	3	352
Microchip Technology, Inc.	26	1,496
Micron Technology, Inc.	21	1,767
NVIDIA Corp.	132	17,739
NXP Semiconductors NV (China)	11	2,346
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	14	2,633
		32,292
Software — 11.8%
Microsoft Corp.	47	19,959
Oracle Corp.	17	2,747
Roper Technologies, Inc.	4	2,203
Salesforce, Inc.	9	2,830
		27,739
Specialized REITs — 0.8%
Digital Realty Trust, Inc.	11	2,013
Specialty Retail — 3.4%
Burlington Stores, Inc. *	9	2,568
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Lowe's Cos., Inc.	15	3,680
Ross Stores, Inc.	12	1,764
		8,012
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	61	15,393
Western Digital Corp. *	30	1,772
		17,165
Total Common Stocks (Cost $170,311)		228,589
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $4,064)	4,063	4,065
Total Investments — 98.6% (Cost $174,375)		232,654
Other Assets in Excess of Liabilities — 1.4%		3,343
NET ASSETS — 100.0%		235,997

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
Futures contracts outstanding as of December 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	17	03/21/2025	USD	5,045	(1)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Large Cap Funds	December 31, 2024

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.9%
Aerospace & Defense — 3.3%
General Dynamics Corp.	314	82,759
Northrop Grumman Corp.	82	38,539
RTX Corp.	652	75,384
		196,682
Air Freight & Logistics — 1.4%
United Parcel Service, Inc., Class B	677	85,339
Banks — 8.6%
Bank of America Corp.	3,232	142,062
First Citizens BancShares, Inc., Class A	25	52,568
M&T Bank Corp.	365	68,588
PNC Financial Services Group, Inc. (The)	354	68,346
Wells Fargo & Co.	2,661	186,909
		518,473
Beverages — 0.7%
PepsiCo, Inc.	270	41,013
Biotechnology — 2.8%
AbbVie, Inc.	524	93,167
Regeneron Pharmaceuticals, Inc. *	58	41,307
Vertex Pharmaceuticals, Inc. *	90	36,162
		170,636
Building Products — 1.7%
Carrier Global Corp.	1,487	101,531
Capital Markets — 8.0%
Ares Management Corp.	337	59,600
Blackrock, Inc.	68	69,499
Blackstone, Inc.	415	71,643
Charles Schwab Corp. (The)	1,608	119,026
Goldman Sachs Group, Inc. (The)	69	39,660
Morgan Stanley	944	118,632
		478,060
Chemicals — 2.7%
Air Products and Chemicals, Inc.	348	101,029
Axalta Coating Systems Ltd. *	1,718	58,791
		159,820
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	131	26,262
Construction Materials — 1.3%
Vulcan Materials Co.	298	76,632
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 2.6%
American Express Co.	310	91,971
Capital One Financial Corp.	355	63,297
		155,268
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	915	82,701
Containers & Packaging — 0.6%
Ball Corp.	699	38,530
Electric Utilities — 2.2%
Entergy Corp.	329	24,903
NextEra Energy, Inc.	936	67,109
Xcel Energy, Inc.	623	42,086
		134,098
Electrical Equipment — 1.6%
Eaton Corp. plc	288	95,665
Entertainment — 0.8%
Walt Disney Co. (The)	444	49,392
Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B *	308	139,854
Fiserv, Inc. *	408	83,740
		223,594
Food Products — 0.7%
Mondelez International, Inc., Class A	699	41,763
Ground Transportation — 3.0%
CSX Corp.	3,471	112,010
Union Pacific Corp.	293	66,803
		178,813
Health Care Equipment & Supplies — 2.3%
Becton Dickinson & Co.	175	39,584
Boston Scientific Corp. *	613	54,772
Medtronic plc	563	45,008
		139,364
Health Care Providers & Services — 4.4%
Cardinal Health, Inc.	155	18,353
Cigna Group (The)	213	58,689
Humana, Inc.	73	18,475
UnitedHealth Group, Inc.	301	152,237
Universal Health Services, Inc., Class B	88	15,838
		263,592
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	57

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF December 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.6%
Ventas, Inc.	659	38,797
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	1,487	26,053
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	6	31,967
McDonald's Corp.	345	99,998
		131,965
Household Products — 1.2%
Procter & Gamble Co. (The)	440	73,763
Industrial REITs — 0.3%
Prologis, Inc.	143	15,128
Insurance — 3.3%
Chubb Ltd.	225	62,135
Hartford Financial Services Group, Inc. (The)	427	46,734
Marsh & McLennan Cos., Inc.	164	34,841
MetLife, Inc.	626	51,283
		194,993
Interactive Media & Services — 1.6%
Alphabet, Inc., Class C	245	46,660
Meta Platforms, Inc., Class A	81	47,617
		94,277
IT Services — 0.6%
International Business Machines Corp.	165	36,334
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	71	36,802
Machinery — 3.5%
Deere & Co.	142	60,180
Dover Corp.	485	90,984
Parker-Hannifin Corp.	96	61,297
		212,461
Media — 1.2%
Comcast Corp., Class A	1,866	70,025
Multi-Utilities — 2.1%
CMS Energy Corp.	859	57,291
Public Service Enterprise Group, Inc.	787	66,473
		123,764
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	772	111,887
ConocoPhillips	1,240	122,948
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	661	81,005
Exxon Mobil Corp.	938	100,886
		416,726
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,512	85,521
Eli Lilly & Co.	36	28,007
Johnson & Johnson	514	74,333
Merck & Co., Inc.	358	35,551
		223,412
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	20,292
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	288	34,852
Analog Devices, Inc.	483	102,537
Micron Technology, Inc.	316	26,644
NXP Semiconductors NV (China)	297	61,658
Texas Instruments, Inc.	495	92,817
		318,508
Software — 1.5%
Microsoft Corp.	207	87,031
Specialty Retail — 6.5%
AutoZone, Inc. *	18	57,050
Home Depot, Inc. (The)	229	88,974
Lowe's Cos., Inc.	431	106,395
O'Reilly Automotive, Inc. *	37	43,520
TJX Cos., Inc. (The)	753	91,013
		386,952
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp. *	677	40,352
Tobacco — 1.7%
Philip Morris International, Inc.	848	102,053
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	117	25,714
Total Common Stocks (Cost $4,426,987)		5,932,630
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Large Cap Funds	December 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b) (Cost $71,434)	71,416	71,445
Total Investments — 100.1% (Cost $4,498,421)		6,004,075
Liabilities in Excess of Other Assets — (0.1)%		(7,240)
NET ASSETS — 100.0%		5,996,835

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$43,878,745	$10,571,847	$6,230,811	$20,818,752
Investments in affiliates, at value	245,672	161,648	143,272	224,053
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	8,707	—	—
Options purchased, at value	—	—	—	245,392
Cash	659	—	359	45
Deposits at broker for futures contracts	—	1,359	—	12,405
Receivables:
Investment securities sold	—	57,749	115,436	541,955
Fund shares sold	18,875	1,257	5,289	49,289
Interest from non-affiliates	—	11	18,914	—
Dividends from non-affiliates	44,128	6,700	6,127	17,904
Dividends from affiliates	31	128	18	617
Securities lending income (See Note 2.C.)	—	2	—	—
Due from adviser	—	10	—	—
Total Assets	44,188,110	10,809,418	6,520,226	21,910,412
LIABILITIES:
Payables:
Distributions	—	—	1,216	—
Investment securities purchased	—	—	114,902	550,152
Collateral received on securities loaned (See Note 2.C.)	—	8,707	—	—
Fund shares redeemed	86,631	48,972	29,767	7,731
Variation margin on futures contracts	—	94	—	1,060
Outstanding options written, at fair value	—	—	—	246,468
Accrued liabilities:
Investment advisory fees	15,475	—	1,372	4,473
Administration fees	1,316	363	413	1,073
Distribution fees	1,542	278	328	690
Service fees	4,747	328	1,132	4,051
Custodian and accounting fees	251	46	38	96
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	1	3
Other	1,451	172	365	512
Total Liabilities	111,413	58,961	149,534	816,309
Net Assets	$44,076,697	$10,750,457	$6,370,692	$21,094,103

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$27,350,991	$4,037,771	$6,439,754	$13,815,111
Total distributable earnings (loss)	16,725,706	6,712,686	(69,062)	7,278,992
Total Net Assets	$44,076,697	$10,750,457	$6,370,692	$21,094,103
Net Assets:
Class A	$4,564,944	$1,014,390	$569,337	$1,483,759
Class C	693,405	88,834	319,274	576,995
Class I	15,572,707	1,389,777	4,365,973	16,821,156
Class R2	94,046	—	—	—
Class R3	170,836	—	—	—
Class R4	160,859	—	—	—
Class R5	822,065	—	535	5,159
Class R6	21,997,835	8,257,456	1,115,573	2,207,034
Total	$44,076,697	$10,750,457	$6,370,692	$21,094,103
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	194,974	11,518	39,666	44,961
Class C	30,385	1,020	22,244	17,628
Class I	650,526	15,757	304,105	508,014
Class R2	4,041	—	—	—
Class R3	7,304	—	—	—
Class R4	6,725	—	—	—
Class R5	34,307	—	37	156
Class R6	919,004	93,594	77,719	66,496
Net Asset Value (a):
Class A — Redemption price per share	$23.41	$88.07	$14.35	$33.00
Class C — Offering price per share (b)	22.82	87.13	14.35	32.73
Class I — Offering and redemption price per share	23.94	88.20	14.36	33.11
Class R2 — Offering and redemption price per share	23.27	—	—	—
Class R3 — Offering and redemption price per share	23.39	—	—	—
Class R4 — Offering and redemption price per share	23.92	—	—	—
Class R5 — Offering and redemption price per share	23.96	—	14.36	33.17
Class R6 — Offering and redemption price per share	23.94	88.23	14.35	33.19
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$24.71	$92.95	$15.15	$34.83
Cost of investments in non-affiliates	$28,013,407	$3,715,463	$5,135,589	$11,952,717
Cost of investments in affiliates	245,668	56,302	143,270	224,053
Cost of options purchased	—	—	—	253,033
Investment securities on loan, at value (See Note 2.C.)	—	8,443	—	—
Cost of investment of cash collateral (See Note 2.C.)	—	8,707	—	—
Premiums received from options written	—	—	—	245,535

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	61

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
ASSETS:
Investments in non-affiliates, at value	$5,163,469	$2,987,757	$98,969,417	$4,849,413
Investments in affiliates, at value	70,122	92,702	4,845,716	27,046
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	—	4,824
Options purchased, at value	10,068	35,188	—	—
Restricted cash for exchange-traded options	92	41	—	—
Cash	256	296	17,815	396
Deposits at broker for futures contracts	4,013	4,659	—	—
Receivables:
Investment securities sold	6	25	1,482	17,458
Fund shares sold	3,787	6,361	338,601	8,543
Interest from non-affiliates	—	—	—	128
Dividends from non-affiliates	4,473	2,568	7,095	5,289
Dividends from affiliates	8	11	602	3
Securities lending income (See Note 2.C.)	—	—	1	— (a)
Other assets	—	—	2,411	—
Total Assets	5,256,294	3,129,608	104,183,140	4,913,100
LIABILITIES:
Payables:
Investment securities purchased	284	259	2,458	33,378
Collateral received on securities loaned (See Note 2.C.)	—	—	—	4,824
Fund shares redeemed	1,981	15,490	134,579	3,280
Variation margin on futures contracts	318	426	—	—
Outstanding options written, at fair value	37,181	7,400	—	—
Accrued liabilities:
Investment advisory fees	1,117	662	37,811	1,576
Administration fees	337	199	404	234
Distribution fees	212	114	2,498	132
Service fees	996	583	7,769	587
Custodian and accounting fees	39	25	226	20
Trustees’ and Chief Compliance Officer’s fees	1	1	9	1
Other	336	224	258	144
Total Liabilities	42,802	25,383	186,012	44,176
Net Assets	$5,213,492	$3,104,225	$103,997,128	$4,868,924

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
NET ASSETS:
Paid-in-Capital	$4,596,775	$2,578,768	$57,853,515	$4,284,389
Total distributable earnings (loss)	616,717	525,457	46,143,613	584,535
Total Net Assets	$5,213,492	$3,104,225	$103,997,128	$4,868,924
Net Assets:
Class A	$257,384	$142,254	$7,213,423	$309,791
Class C	243,769	132,110	1,026,914	81,003
Class I	4,158,213	2,448,253	25,680,771	2,258,519
Class R2	—	—	246,718	15,559
Class R3	—	—	779,783	14,163
Class R4	—	—	758,462	1,769
Class R5	769	29	969,125	35,646
Class R6	553,357	381,579	67,321,932	2,152,474
Total	$5,213,492	$3,104,225	$103,997,128	$4,868,924
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,891	7,384	93,246	15,369
Class C	13,193	6,880	20,369	4,279
Class I	224,152	126,875	322,147	114,962
Class R2	—	—	3,417	781
Class R3	—	—	10,014	723
Class R4	—	—	9,538	88
Class R5	41	2	11,722	1,787
Class R6	29,809	19,753	803,935	108,941
Net Asset Value (a):
Class A — Redemption price per share	$18.53	$19.27	$77.36	$20.16
Class C — Offering price per share (b)	18.48	19.20	50.41	18.93
Class I — Offering and redemption price per share	18.55	19.30	79.72	19.65
Class R2 — Offering and redemption price per share	—	—	72.18	19.91
Class R3 — Offering and redemption price per share	—	—	77.87	19.58
Class R4 — Offering and redemption price per share	—	—	79.52	20.18
Class R5 — Offering and redemption price per share	18.56	19.32	82.67	19.95
Class R6 — Offering and redemption price per share	18.56	19.32	83.74	19.76
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$19.56	$20.34	$81.65	$21.28
Cost of investments in non-affiliates	$3,541,005	$2,034,588	$54,323,329	$4,318,777
Cost of investments in affiliates	70,122	92,702	4,844,918	27,043
Cost of options purchased	76,567	27,070	—	—
Investment securities on loan, at value (See Note 2.C.)	—	—	—	4,709
Cost of investment of cash collateral (See Note 2.C.)	—	—	—	4,824
Premiums received from options written	83,359	26,666	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	63

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$163,385	$31,858,122	$1,683,418	$3,443,128
Investments in affiliates, at value	3,007	327,752	44,884	40,269
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	1,527	—
Cash	8	1,181	85	1,345
Deposits at broker for futures contracts	222	5,193	2,034	—
Receivables:
Investment securities sold	—	13,583	—	1,980
Fund shares sold	22	44,495	4,360	15,214
Dividends from non-affiliates	161	18,070	417	2,271
Dividends from affiliates	— (a)	41	6	5
Securities lending income (See Note 2.C.)	—	—	— (a)	—
Total Assets	166,805	32,268,437	1,736,731	3,504,212
LIABILITIES:
Payables:
Securities sold short, at value	—	—	—	640,831
Dividend expense to non-affiliates on securities sold short	—	—	—	643
Investment securities purchased	—	32,257	31,275	1,451
Interest expense to non-affiliates on securities sold short	—	—	—	319
Collateral received on securities loaned (See Note 2.C.)	—	—	1,527	—
Fund shares redeemed	227	52,420	1,228	1,933
Variation margin on futures contracts	12	408	203	—
Accrued liabilities:
Investment advisory fees	29	10,902	386	1,451
Administration fees	1	1,054	78	90
Distribution fees	12	1,149	73	131
Service fees	17	2,484	116	97
Custodian and accounting fees	6	137	9	23
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	1	1
Other	57	210	32	1
Total Liabilities	361	101,021	34,928	646,971
Net Assets	$166,444	$32,167,416	$1,701,803	$2,857,241

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
NET ASSETS:
Paid-in-Capital	$124,381	$18,193,027	$794,211	$1,608,429
Total distributable earnings (loss)	42,063	13,974,389	907,592	1,248,812
Total Net Assets	$166,444	$32,167,416	$1,701,803	$2,857,241
Net Assets:
Class A	$40,708	$2,844,216	$200,558	$351,689
Class C	2,072	518,027	11,831	78,737
Class I	79,213	5,523,602	247,873	1,779,988
Class L	—	3,671,688	—	—
Class R2	2,651	310,823	51,447	8,139
Class R3	—	252,114	—	—
Class R4	—	116,159	—	—
Class R5	3,839	1,289,898	165,376	47,190
Class R6	37,961	17,640,889	1,024,718	591,498
Total	$166,444	$32,167,416	$1,701,803	$2,857,241
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,376	115,048	2,410	17,673
Class C	72	22,197	150	5,183
Class I	2,637	222,404	2,885	84,341
Class L	—	147,416	—	—
Class R2	91	12,764	649	474
Class R3	—	10,254	—	—
Class R4	—	4,686	—	—
Class R5	127	51,760	1,971	2,197
Class R6	1,260	705,800	12,214	27,548
Net Asset Value (a):
Class A — Redemption price per share	$29.59	$24.72	$83.21	$19.90
Class C — Offering price per share (b)	28.76	23.34	78.96	15.19
Class I — Offering and redemption price per share	30.04	24.84	85.90	21.10
Class L — Offering and redemption price per share	—	24.91	—	—
Class R2 — Offering and redemption price per share	29.07	24.35	79.19	17.16
Class R3 — Offering and redemption price per share	—	24.59	—	—
Class R4 — Offering and redemption price per share	—	24.79	—	—
Class R5 — Offering and redemption price per share	30.13	24.92	83.94	21.48
Class R6 — Offering and redemption price per share	30.13	24.99	83.89	21.47
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$31.23	$26.09	$87.82	$21.00
Cost of investments in non-affiliates	$120,931	$18,167,551	$822,484	$2,208,832
Cost of investments in affiliates	3,007	327,749	44,882	40,267
Investment securities on loan, at value (See Note 2.C.)	—	—	1,481	—
Cost of investment of cash collateral (See Note 2.C.)	—	—	1,527	—
Proceeds from securities sold short	—	—	—	658,216

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	65

STATEMENTS OF ASSETS AND LIABILITIES
AS OF December 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
ASSETS:
Investments in non-affiliates, at value	$10,127,024	$228,589	$5,932,630
Investments in affiliates, at value	134,361	4,065	71,445
Cash	480	17	246
Deposits at broker for futures contracts	7,447	217	—
Receivables:
Investment securities sold	—	88,865	—
Fund shares sold	13,293	101	4,804
Dividends from non-affiliates	8,744	137	5,209
Dividends from affiliates	17	— (a)	9
Total Assets	10,291,366	321,991	6,014,343
LIABILITIES:
Payables:
Investment securities purchased	554	85,495	—
Fund shares redeemed	21,953	356	13,766
Variation margin on futures contracts	571	18	—
Accrued liabilities:
Investment advisory fees	1,780	47	1,943
Administration fees	371	5	297
Distribution fees	39	18	383
Service fees	119	7	887
Custodian and accounting fees	53	5	29
Trustees’ and Chief Compliance Officer’s fees	— (a)	1	1
Other	90	42	202
Total Liabilities	25,530	85,994	17,508
Net Assets	$10,265,836	$235,997	$5,996,835

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
NET ASSETS:
Paid-in-Capital	$5,703,882	$163,444	$4,483,433
Total distributable earnings (loss)	4,561,954	72,553	1,513,402
Total Net Assets	$10,265,836	$235,997	$5,996,835
Net Assets:
Class A	$175,852	$68,334	$1,371,976
Class C	—	4,623	119,978
Class I	1,208,937	91,238	2,601,316
Class R2	—	—	6,537
Class R3	—	—	9,850
Class R4	—	—	1,942
Class R5	—	—	14,873
Class R6	8,881,047	71,802	1,870,363
Total	$10,265,836	$235,997	$5,996,835
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,103	889	17,687
Class C	—	62	1,768
Class I	27,810	1,178	31,413
Class R2	—	—	84
Class R3	—	—	120
Class R4	—	—	23
Class R5	—	—	178
Class R6	204,645	927	22,388
Net Asset Value (a):
Class A — Redemption price per share	$42.85	$76.76	$77.57
Class C — Offering price per share (b)	—	75.18	67.89
Class I — Offering and redemption price per share	43.47	77.49	82.81
Class R2 — Offering and redemption price per share	—	—	77.70
Class R3 — Offering and redemption price per share	—	—	82.58
Class R4 — Offering and redemption price per share	—	—	82.82
Class R5 — Offering and redemption price per share	—	—	83.51
Class R6 — Offering and redemption price per share	43.40	77.45	83.54
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$45.22	$81.01	$81.87
Cost of investments in non-affiliates	$5,632,407	$170,311	$4,426,987
Cost of investments in affiliates	134,346	4,064	71,434

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	67

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$41	$214,715	$397
Interest income from affiliates	—	—	—	1
Dividend income from non-affiliates	561,018	70,466	43,507	134,074
Dividend income from affiliates	3,514	2,215	1,005	6,557
Income from securities lending (net) (See Note 2.C.)	— (a)	7	— (a)	—
Total investment income	564,532	72,729	259,227	141,029
EXPENSES:
Investment advisory fees	92,554	2,208	8,067	25,793
Administration fees	7,943	4,015	2,420	6,348
Distribution fees:
Class A	5,902	1,249	697	1,821
Class C	2,850	348	1,176	2,058
Class R2	249	—	—	—
Class R3	228	—	—	—
Service fees:
Class A	5,902	1,249	697	1,821
Class C	950	116	392	686
Class I	20,642	1,717	5,473	20,521
Class R2	125	—	—	—
Class R3	228	—	—	—
Class R4	237	—	—	—
Class R5	442	—	— (a)	3
Custodian and accounting fees	698	169	118	308
Interest expense to affiliates	—	— (a)	— (a)	15
Professional fees	111	47	58	77
Trustees’ and Chief Compliance Officer’s fees	73	28	22	41
Printing and mailing costs	1,188	77	227	364
Registration and filing fees	123	33	74	67
Transfer agency fees (See Note 2.K.)	524	135	86	151
Other	193	46	35	79
Total expenses	141,162	11,437	19,542	60,153
Less fees waived	(78)	(5,394)	(18)	(334)
Less expense reimbursements	—	(30)	—	—
Net expenses	141,084	6,013	19,524	59,819
Net investment income (loss)	423,448	66,716	239,703	81,210

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Income Fund	JPMorgan Equity Index Fund	JPMorgan Equity Premium Income Fund	JPMorgan Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,307,205	$91,149	$45,467	$662,609
Investments in affiliates	(13)	3,544	17	—
Options purchased	—	—	—	(371,227)
Futures contracts	—	3,114	1,553	57,392
Options written	—	—	—	309,903
Net realized gain (loss)	2,307,192	97,807	47,037	658,677
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	335,372	703,985	80,205	613,346
Investments in affiliates	4	20,633	2	—
Options purchased	—	—	—	(8,324)
Futures contracts	—	(343)	(19)	(8,629)
Options written	—	—	—	(3,487)
Change in net unrealized appreciation/depreciation	335,376	724,275	80,188	592,906
Net realized/unrealized gains (losses)	2,642,568	822,082	127,225	1,251,583
Change in net assets resulting from operations	$3,066,016	$888,798	$366,928	$1,332,793
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	69

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$96	$57	$—	$—
Interest income from affiliates	3	—	1	—
Dividend income from non-affiliates	33,232	19,136	269,327	44,764
Dividend income from affiliates	1,666	1,061	109,514	2,718
Income from securities lending (net) (See Note 2.C.)	—	—	7	138
Total investment income	34,997	20,254	378,849	47,620
EXPENSES:
Investment advisory fees	6,469	3,798	221,760	9,584
Administration fees	1,941	1,139	10,605	1,797
Distribution fees:
Class A	322	173	8,676	394
Class C	888	471	3,582	317
Class R2	—	—	606	39
Class R3	—	—	930	18
Service fees:
Class A	322	173	8,676	394
Class C	296	157	1,194	105
Class I	5,096	2,940	30,161	2,692
Class R2	—	—	303	20
Class R3	—	—	930	18
Class R4	—	—	909	2
Class R5	— (a)	— (a)	460	19
Custodian and accounting fees	84	56	1,228	73
Interest expense to affiliates	— (a)	—	17	3
Professional fees	56	51	212	37
Trustees’ and Chief Compliance Officer’s fees	20	17	148	19
Printing and mailing costs	194	90	1,767	124
Registration and filing fees	57	34	673	107
Transfer agency fees (See Note 2.K.)	36	18	769	63
Other	36	24	6,744	23
Total expenses	15,817	9,141	300,350	15,848
Less fees waived	(43)	(24)	(29,298)	(1,351)
Less expense reimbursements	—	— (a)	(21)	(10)
Net expenses	15,774	9,117	271,031	14,487
Net investment income (loss)	19,223	11,137	107,818	33,133

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Hedged Equity 2 Fund	JPMorgan Hedged Equity 3 Fund	JPMorgan Large Cap Growth Fund	JPMorgan Large Cap Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$180,384	$133,931	$3,453,707	$219,061
Investments in affiliates	—	—	(254)	26
Options purchased	(111,461)	(54,949)	—	—
Futures contracts	11,805	3,460	—	—
Options written	(85,662)	(43,862)	—	—
Net realized gain (loss)	(4,934)	38,580	3,453,453	219,087
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	165,174	66,303	3,900,690	124,348
Investments in affiliates	—	—	758	3
Options purchased	(25,471)	20,373	—	—
Futures contracts	(2,640)	(2,823)	—	—
Foreign currency translations	1	—	—	—
Options written	167,070	39,067	—	—
Change in net unrealized appreciation/depreciation	304,134	122,920	3,901,448	124,351
Net realized/unrealized gains (losses)	299,200	161,500	7,354,901	343,438
Change in net assets resulting from operations	$318,423	$172,637	$7,462,719	$376,571
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	71

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$6	$81	$24	$31
Interest income from affiliates	—	1	—	— (a)
Dividend income from non-affiliates	1,729	176,644	5,484	19,723
Dividend income from affiliates	68	7,136	528	1,640
Income from securities lending (net) (See Note 2.C.)	— (a)	—	2	—
Total investment income	1,803	183,862	6,038	21,394
EXPENSES:
Investment advisory fees	263	63,814	2,388	8,600
Administration fees	66	7,248	597	992
Distribution fees:
Class A	54	3,487	232	430
Class C	8	1,912	45	267
Class R2	7	791	125	20
Class R3	—	323	—	—
Service fees:
Class A	54	3,487	232	430
Class C	3	637	15	89
Class I	106	6,831	236	2,044
Class L	—	1,782	—	—
Class R2	3	396	62	10
Class R3	—	323	—	—
Class R4	—	138	—	—
Class R5	2	662	81	23
Custodian and accounting fees	15	460	26	51
Interest expense to affiliates	—	—	—	— (a)
Professional fees	28	88	31	37
Trustees’ and Chief Compliance Officer’s fees	13	53	15	17
Printing and mailing costs	17	655	21	42
Registration and filing fees	36	238	49	114
Transfer agency fees (See Note 2.K.)	5	340	25	28
Dividend expense to non-affiliates on securities sold short	—	—	—	7,286
Interest expense to non-affiliates on securities sold short	—	—	—	1,918
Other	6	140	32	14
Total expenses	686	93,805	4,212	22,412
Less fees waived	(220)	(2,848)	(488)	(3,383)
Less expense reimbursements	—	(100)	—	—
Net expenses	466	90,857	3,724	19,029
Net investment income (loss)	1,337	93,005	2,314	2,365

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Applied Data Science Value Fund	JPMorgan U.S. Equity Fund	JPMorgan U.S. GARP Equity Fund	JPMorgan U.S. Large Cap Core Plus Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,172	$731,793	$81,496	$94,136
Investments in affiliates	— (a)	116	2	7
Futures contracts	255	(5,539)	974	(384)
Securities sold short	—	—	—	(18,698)
Net realized gain (loss)	2,427	726,370	82,472	75,061
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,748	1,322,309	41,363	92,432
Investments in affiliates	— (a)	3	1	2
Futures contracts	(101)	(1,851)	(56)	35
Securities sold short	—	—	—	(7,643)
Change in net unrealized appreciation/depreciation	7,647	1,320,461	41,308	84,826
Net realized/unrealized gains (losses)	10,074	2,046,831	123,780	159,887
Change in net assets resulting from operations	$11,411	$2,139,836	$126,094	$162,252

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	73

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$184	$5	$—
Interest income from affiliates	1	—	— (a)
Dividend income from non-affiliates	64,433	1,253	59,655
Dividend income from affiliates	3,382	109	2,308
Income from securities lending (net) (See Note 2.C.)	—	—	— (a)
Total investment income	68,000	1,367	61,963
EXPENSES:
Investment advisory fees	12,725	348	12,268
Administration fees	3,797	87	2,300
Distribution fees:
Class A	235	82	1,713
Class C	—	18	455
Class R2	—	—	16
Class R3	—	—	12
Service fees:
Class A	235	82	1,713
Class C	—	6	152
Class I	1,330	113	3,303
Class R2	—	—	8
Class R3	—	—	12
Class R4	—	—	3
Class R5	—	—	6
Custodian and accounting fees	151	14	93
Interest expense to affiliates	— (a)	—	— (a)
Professional fees	48	28	39
Trustees’ and Chief Compliance Officer’s fees	26	14	21
Printing and mailing costs	102	19	148
Registration and filing fees	40	27	71
Transfer agency fees (See Note 2.K.)	52	5	104
Other	57	7	29
Total expenses	18,798	850	22,466
Less fees waived	(5,280)	(317)	(1,615)
Less expense reimbursements	—	—	(13)
Net expenses	13,518	533	20,838
Net investment income (loss)	54,482	834	41,125

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Research Enhanced Equity Fund	JPMorgan U.S. Sustainable Leaders Fund	JPMorgan U.S. Value Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$321,923	$29,964	$72,130
Investments in affiliates	57	— (a)	16
Futures contracts	(3,012)	96	—
Net realized gain (loss)	318,968	30,060	72,146
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	340,751	(15,537)	245,141
Investments in affiliates	10	1	11
Futures contracts	(4,577)	(1)	—
Change in net unrealized appreciation/depreciation	336,184	(15,537)	245,152
Net realized/unrealized gains (losses)	655,152	14,523	317,298
Change in net assets resulting from operations	$709,634	$15,357	$358,423

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$423,448	$967,577	$66,716	$125,583
Net realized gain (loss)	2,307,192	1,672,053	97,807	2,286
Change in net unrealized appreciation/depreciation	335,376	1,970,620	724,275	1,877,339
Change in net assets resulting from operations	3,066,016	4,610,250	888,798	2,005,208
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(314,626)	(112,167)	(4,817)	(8,930)
Class C	(48,266)	(18,317)	(161)	(423)
Class I	(1,078,584)	(468,850)	(8,548)	(14,562)
Class R2	(6,408)	(2,327)	—	—
Class R3	(11,791)	(5,254)	—	—
Class R4	(11,473)	(5,968)	—	—
Class R5	(57,630)	(33,424)	—	—
Class R6	(1,536,548)	(659,708)	(58,267)	(101,653)
Total distributions to shareholders	(3,065,326)	(1,306,015)	(71,793)	(125,568)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(490,778)	(6,628,397)	(405,473)	437,146
NET ASSETS:
Change in net assets	(490,088)	(3,324,162)	411,532	2,316,786
Beginning of period	44,566,785	47,890,947	10,338,925	8,022,139
End of period	$44,076,697	$44,566,785	$10,750,457	$10,338,925
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$239,703	$436,248	$81,210	$159,643
Net realized gain (loss)	47,037	(458,247)	658,677	(704,124)
Change in net unrealized appreciation/depreciation	80,188	602,515	592,906	2,853,258
Change in net assets resulting from operations	366,928	580,516	1,332,793	2,308,777
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,087)	(32,790)	(4,456)	(8,877)
Class C	(10,521)	(17,436)	(380)	(1,002)
Class I	(163,233)	(281,176)	(70,452)	(127,914)
Class R5	(14)	(33)	(26)	(63)
Class R6	(46,328)	(105,843)	(11,946)	(21,019)
Total distributions to shareholders	(240,183)	(437,278)	(87,260)	(158,875)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,289	261,302	157,120	1,532,084
NET ASSETS:
Change in net assets	144,034	404,540	1,402,653	3,681,986
Beginning of period	6,226,658	5,822,118	19,691,450	16,009,464
End of period	$6,370,692	$6,226,658	$21,094,103	$19,691,450
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	77

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,223	$42,041	$11,137	$23,775
Net realized gain (loss)	(4,934)	(296,445)	38,580	(116,734)
Change in net unrealized appreciation/depreciation	304,134	811,804	122,920	563,782
Change in net assets resulting from operations	318,423	557,400	172,637	470,823
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(776)	(1,710)	(368)	(813)
Class C	(141)	(423)	(68)	(203)
Class I	(17,487)	(34,362)	(9,745)	(19,234)
Class R5	(4)	(9)	— (a)	— (a)
Class R6	(3,286)	(5,646)	(2,319)	(3,412)
Total distributions to shareholders	(21,694)	(42,150)	(12,500)	(23,662)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	164,223	(376,204)	37,242	126,169
NET ASSETS:
Change in net assets	460,952	139,046	197,379	573,330
Beginning of period	4,752,540	4,613,494	2,906,846	2,333,516
End of period	$5,213,492	$4,752,540	$3,104,225	$2,906,846

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$107,818	$114,173	$33,133	$65,058
Net realized gain (loss)	3,453,453	954,304	219,087	322,875
Change in net unrealized appreciation/depreciation	3,901,448	23,164,754	124,351	76,976
Change in net assets resulting from operations	7,462,719	24,233,231	376,571	464,909
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(73,377)	—	(28,546)	(14,392)
Class C	(15,893)	—	(7,837)	(3,999)
Class I	(254,318)	(21,930)	(215,707)	(74,780)
Class R2	(2,693)	—	(1,436)	(679)
Class R3	(7,938)	(347)	(1,335)	(632)
Class R4	(7,545)	(851)	(163)	(78)
Class R5	(10,307)	(2,077)	(3,353)	(1,765)
Class R6	(770,115)	(144,889)	(208,800)	(101,287)
Total distributions to shareholders	(1,142,186)	(170,094)	(467,177)	(197,612)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	3,596,547	9,430,366	719,439	505,241
NET ASSETS:
Change in net assets	9,917,080	33,493,503	628,833	772,538
Beginning of period	94,080,048	60,586,545	4,240,091	3,467,553
End of period	$103,997,128	$94,080,048	$4,868,924	$4,240,091
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	79

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,337	$3,043	$93,005	$226,826
Net realized gain (loss)	2,427	10,911	726,370	1,497,047
Change in net unrealized appreciation/depreciation	7,647	10,558	1,320,461	4,443,808
Change in net assets resulting from operations	11,411	24,512	2,139,836	6,167,681
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(2,834)	(2,997)	(158,467)	(34,267)
Class C	(141)	(217)	(29,799)	(5,216)
Class I	(5,507)	(5,794)	(314,564)	(75,398)
Class L	—	—	(214,217)	(43,883)
Class R2	(177)	(171)	(17,484)	(3,653)
Class R3	—	—	(14,232)	(3,237)
Class R4	—	—	(6,617)	(1,479)
Class R5	(264)	(281)	(75,773)	(22,826)
Class R6	(2,586)	(2,739)	(1,009,395)	(300,012)
Total distributions to shareholders	(11,509)	(12,199)	(1,840,548)	(489,971)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,848)	(20,502)	2,054,715	962,638
NET ASSETS:
Change in net assets	(2,946)	(8,189)	2,354,003	6,640,348
Beginning of period	169,390	177,579	29,813,413	23,173,065
End of period	$166,444	$169,390	$32,167,416	$29,813,413
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,314	$4,220	$2,365	$2,221
Net realized gain (loss)	82,472	71,910	75,061	148,703
Change in net unrealized appreciation/depreciation	41,308	322,150	84,826	356,094
Change in net assets resulting from operations	126,094	398,280	162,252	507,018
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,778)	(930)	(22,370)	(26,732)
Class C	(683)	(78)	(6,307)	(5,198)
Class I	(11,444)	(1,115)	(107,912)	(100,147)
Class R2	(2,874)	(264)	(592)	(770)
Class R5	(9,189)	(1,369)	(2,791)	(3,591)
Class R6	(57,887)	(8,988)	(35,849)	(32,343)
Total distributions to shareholders	(92,855)	(12,744)	(175,821)	(168,781)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	154,182	(17,228)	482,570	621,584
NET ASSETS:
Change in net assets	187,421	368,308	469,001	959,821
Beginning of period	1,514,382	1,146,074	2,388,240	1,428,419
End of period	$1,701,803	$1,514,382	$2,857,241	$2,388,240
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	81

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$54,482	$96,297	$834	$1,672
Net realized gain (loss)	318,968	389,481	30,060	7,449
Change in net unrealized appreciation/depreciation	336,184	1,483,268	(15,537)	38,938
Change in net assets resulting from operations	709,634	1,969,046	15,357	48,059
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(9,522)	(1,743)	(369)	(381)
Class C	—	—	— (a)	(10)
Class I	(65,460)	(9,378)	(680)	(761)
Class R6	(489,790)	(94,354)	(570)	(586)
Total distributions to shareholders	(564,772)	(105,475)	(1,619)	(1,738)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	749,340	(52,956)	4,788	(4,851)
NET ASSETS:
Change in net assets	894,202	1,810,615	18,526	41,470
Beginning of period	9,371,634	7,561,019	217,471	176,001
End of period	$10,265,836	$9,371,634	$235,997	$217,471

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,125	$81,408
Net realized gain (loss)	72,146	51,708
Change in net unrealized appreciation/depreciation	245,152	568,618
Change in net assets resulting from operations	358,423	701,734
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,252)	(15,859)
Class C	(2,662)	(1,227)
Class I	(55,203)	(35,684)
Class R2	(131)	(63)
Class R3	(192)	(126)
Class R4	(40)	(48)
Class R5	(298)	(164)
Class R6	(42,055)	(29,023)
Total distributions to shareholders	(129,833)	(82,194)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	70,257	373,543
NET ASSETS:
Change in net assets	298,847	993,083
Beginning of period	5,697,988	4,704,905
End of period	$5,996,835	$5,697,988
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$282,282	$474,879	$45,840	$101,173
Distributions reinvested	291,781	104,336	4,615	8,584
Cost of shares redeemed	(443,116)	(867,859)	(62,210)	(102,906)
Change in net assets resulting from Class A capital transactions	130,947	(288,644)	(11,755)	6,851
Class C
Proceeds from shares issued	26,414	27,076	3,140	9,259
Distributions reinvested	45,446	16,905	150	379
Cost of shares redeemed	(135,507)	(343,123)	(13,250)	(27,876)
Change in net assets resulting from Class C capital transactions	(63,647)	(299,142)	(9,960)	(18,238)
Class I
Proceeds from shares issued	955,578	2,197,361	201,523	284,182
Distributions reinvested	974,276	424,957	8,178	13,817
Cost of shares redeemed	(2,485,173)	(6,220,404)	(184,901)	(231,292)
Change in net assets resulting from Class I capital transactions	(555,319)	(3,598,086)	24,800	66,707
Class R2
Proceeds from shares issued	4,833	10,900	—	—
Distributions reinvested	6,326	2,295	—	—
Cost of shares redeemed	(13,637)	(28,544)	—	—
Change in net assets resulting from Class R2 capital transactions	(2,478)	(15,349)	—	—
Class R3
Proceeds from shares issued	12,784	31,210	—	—
Distributions reinvested	9,483	4,282	—	—
Cost of shares redeemed	(27,338)	(105,455)	—	—
Change in net assets resulting from Class R3 capital transactions	(5,071)	(69,963)	—	—
Class R4
Proceeds from shares issued	25,430	26,494	—	—
Distributions reinvested	11,472	5,968	—	—
Cost of shares redeemed	(79,680)	(97,769)	—	—
Change in net assets resulting from Class R4 capital transactions	(42,778)	(65,307)	—	—
Class R5
Proceeds from shares issued	45,082	160,612	—	—
Distributions reinvested	55,815	32,722	—	—
Cost of shares redeemed	(143,407)	(667,169)	—	—
Change in net assets resulting from Class R5 capital transactions	(42,510)	(473,835)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,278,646	$2,874,729	$448,888	$1,054,010
Distributions reinvested	1,492,132	636,688	57,849	100,847
Cost of shares redeemed	(2,680,700)	(5,329,488)	(915,295)	(773,031)
Change in net assets resulting from Class R6 capital transactions	90,078	(1,818,071)	(408,558)	381,826
Total change in net assets resulting from capital transactions	$(490,778)	$(6,628,397)	$(405,473)	$437,146
SHARE TRANSACTIONS:
Class A
Issued	11,324	21,168	534	1,423
Reinvested	11,965	4,674	53	118
Redeemed	(17,774)	(38,804)	(724)	(1,449)
Change in Class A Shares	5,515	(12,962)	(137)	92
Class C
Issued	1,083	1,226	37	134
Reinvested	1,914	777	2	5
Redeemed	(5,573)	(15,780)	(154)	(400)
Change in Class C Shares	(2,576)	(13,777)	(115)	(261)
Class I
Issued	37,599	96,189	2,363	4,014
Reinvested	39,053	18,672	94	190
Redeemed	(97,771)	(272,863)	(2,141)	(3,211)
Change in Class I Shares	(21,119)	(158,002)	316	993
Class R2
Issued	195	488	—	—
Reinvested	261	104	—	—
Redeemed	(549)	(1,286)	—	—
Change in Class R2 Shares	(93)	(694)	—	—
Class R3
Issued	517	1,384	—	—
Reinvested	389	192	—	—
Redeemed	(1,093)	(4,608)	—	—
Change in Class R3 Shares	(187)	(3,032)	—	—
Class R4
Issued	1,008	1,160	—	—
Reinvested	460	263	—	—
Redeemed	(3,148)	(4,363)	—	—
Change in Class R4 Shares	(1,680)	(2,940)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Income Fund		JPMorgan Equity Index Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,754	7,004	—	—
Reinvested	2,235	1,438	—	—
Redeemed	(5,601)	(28,437)	—	—
Change in Class R5 Shares	(1,612)	(19,995)	—	—
Class R6
Issued	50,156	125,803	5,331	14,642
Reinvested	59,786	27,943	664	1,384
Redeemed	(105,108)	(232,690)	(10,407)	(10,801)
Change in Class R6 Shares	4,834	(78,944)	(4,412)	5,225
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$88,711	$251,147	$210,801	$366,327
Distributions reinvested	19,877	32,489	4,425	8,829
Cost of shares redeemed	(77,147)	(151,996)	(211,758)	(414,037)
Change in net assets resulting from Class A capital transactions	31,441	131,640	3,468	(38,881)
Class C
Proceeds from shares issued	36,413	91,300	74,849	105,638
Distributions reinvested	10,438	17,368	378	1,002
Cost of shares redeemed	(30,171)	(42,446)	(39,693)	(89,357)
Change in net assets resulting from Class C capital transactions	16,680	66,222	35,534	17,283
Class I
Proceeds from shares issued	878,867	1,899,414	2,184,741	4,608,281
Distributions reinvested	159,193	274,702	68,664	124,164
Cost of shares redeemed	(917,262)	(1,747,336)	(1,960,013)	(3,579,626)
Change in net assets resulting from Class I capital transactions	120,798	426,780	293,392	1,152,819
Class R5
Proceeds from shares issued	222	374	263	661
Distributions reinvested	13	33	26	63
Cost of shares redeemed	(1)	(824)	(1,254)	(1,654)
Change in net assets resulting from Class R5 capital transactions	234	(417)	(965)	(930)
Class R6
Proceeds from shares issued	15,141	89,356	693,760	994,924
Distributions reinvested	43,211	99,145	6,407	10,673
Cost of shares redeemed	(210,216)	(551,424)	(874,476)	(603,804)
Change in net assets resulting from Class R6 capital transactions	(151,864)	(362,923)	(174,309)	401,793
Total change in net assets resulting from capital transactions	$17,289	$261,302	$157,120	$1,532,084
SHARE TRANSACTIONS:
Class A
Issued	6,096	18,250	6,498	12,875
Reinvested	1,361	2,356	135	310
Redeemed	(5,342)	(11,084)	(6,536)	(14,536)
Change in Class A Shares	2,115	9,522	97	(1,351)
Class C
Issued	2,499	6,633	2,320	3,734
Reinvested	714	1,259	11	36
Redeemed	(2,074)	(3,070)	(1,232)	(3,196)
Change in Class C Shares	1,139	4,822	1,099	574
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Equity Premium Income Fund		JPMorgan Hedged Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	60,485	137,688	67,361	161,008
Reinvested	10,900	19,915	2,090	4,320
Redeemed	(63,061)	(127,259)	(60,565)	(125,195)
Change in Class I Shares	8,324	30,344	8,886	40,133
Class R5
Issued	15	26	7	24
Reinvested	1	3	1	2
Redeemed	— (a)	(60)	(38)	(58)
Change in Class R5 Shares	16	(31)	(30)	(32)
Class R6
Issued	1,040	6,496	21,820	34,871
Reinvested	2,960	7,203	195	369
Redeemed	(14,483)	(40,090)	(26,941)	(21,331)
Change in Class R6 Shares	(10,483)	(26,391)	(4,926)	13,909

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,631	$52,638	$26,270	$41,397
Distributions reinvested	774	1,707	368	810
Cost of shares redeemed	(34,565)	(99,956)	(30,520)	(42,917)
Change in net assets resulting from Class A capital transactions	(8,160)	(45,611)	(3,882)	(710)
Class C
Proceeds from shares issued	20,824	32,284	13,060	26,762
Distributions reinvested	140	422	67	201
Cost of shares redeemed	(17,628)	(63,073)	(8,050)	(28,818)
Change in net assets resulting from Class C capital transactions	3,336	(30,367)	5,077	(1,855)
Class I
Proceeds from shares issued	704,010	1,701,540	531,381	1,157,344
Distributions reinvested	17,075	33,482	9,608	18,942
Cost of shares redeemed	(648,784)	(1,918,291)	(492,910)	(1,170,627)
Change in net assets resulting from Class I capital transactions	72,301	(183,269)	48,079	5,659
Class R5
Proceeds from shares issued	54	71	4	—
Distributions reinvested	4	9	— (a)	— (a)
Cost of shares redeemed	(221)	(108)	—	(5)
Change in net assets resulting from Class R5 capital transactions	(163)	(28)	4	(5)
Class R6
Proceeds from shares issued	291,609	311,448	188,327	258,885
Distributions reinvested	2,987	5,331	2,078	3,148
Cost of shares redeemed	(197,687)	(433,708)	(202,441)	(138,953)
Change in net assets resulting from Class R6 capital transactions	96,909	(116,929)	(12,036)	123,080
Total change in net assets resulting from capital transactions	$164,223	$(376,204)	$37,242	$126,169
SHARE TRANSACTIONS:
Class A
Issued	1,406	3,318	1,366	2,520
Reinvested	42	106	19	49
Redeemed	(1,900)	(6,235)	(1,607)	(2,598)
Change in Class A Shares	(452)	(2,811)	(222)	(29)
Class C
Issued	1,146	2,018	679	1,654
Reinvested	7	27	4	12
Redeemed	(977)	(3,959)	(430)	(1,759)
Change in Class C Shares	176	(1,914)	253	(93)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Hedged Equity 2 Fund		JPMorgan Hedged Equity 3 Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	39,155	106,534	27,751	70,639
Reinvested	930	2,072	501	1,131
Redeemed	(35,800)	(119,230)	(26,044)	(70,009)
Change in Class I Shares	4,285	(10,624)	2,208	1,761
Class R5
Issued	3	4	1	—
Reinvested	— (a)	1	— (a)	— (a)
Redeemed	(12)	(7)	—	(1)
Change in Class R5 Shares	(9)	(2)	1	(1)
Class R6
Issued	16,635	19,836	10,106	15,990
Reinvested	163	332	108	186
Redeemed	(10,585)	(26,802)	(10,418)	(8,076)
Change in Class R6 Shares	6,213	(6,634)	(204)	8,100

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$687,511	$1,164,930	$24,364	$42,710
Distributions reinvested	68,401	—	28,060	14,115
Cost of shares redeemed	(699,422)	(909,031)	(36,664)	(70,402)
Change in net assets resulting from Class A capital transactions	56,490	255,899	15,760	(13,577)
Class C
Proceeds from shares issued	148,323	216,550	5,160	10,707
Distributions reinvested	14,917	—	7,823	3,987
Cost of shares redeemed	(89,089)	(174,049)	(12,028)	(30,486)
Change in net assets resulting from Class C capital transactions	74,151	42,501	955	(15,792)
Class I
Proceeds from shares issued	3,661,025	6,590,720	607,061	1,012,719
Distributions reinvested	229,506	19,621	197,378	68,827
Cost of shares redeemed	(2,514,253)	(5,408,878)	(327,405)	(643,129)
Change in net assets resulting from Class I capital transactions	1,376,278	1,201,463	477,034	438,417
Class R2
Proceeds from shares issued	30,420	100,595	1,375	3,239
Distributions reinvested	2,674	—	1,431	677
Cost of shares redeemed	(36,765)	(51,352)	(1,593)	(4,134)
Change in net assets resulting from Class R2 capital transactions	(3,671)	49,243	1,213	(218)
Class R3
Proceeds from shares issued	98,445	383,762	613	3,405
Distributions reinvested	6,361	283	1,335	632
Cost of shares redeemed	(93,785)	(217,533)	(1,026)	(2,295)
Change in net assets resulting from Class R3 capital transactions	11,021	166,512	922	1,742
Class R4
Proceeds from shares issued	98,235	214,168	127	884
Distributions reinvested	7,273	826	163	77
Cost of shares redeemed	(94,005)	(190,307)	(637)	(191)
Change in net assets resulting from Class R4 capital transactions	11,503	24,687	(347)	770
Class R5
Proceeds from shares issued	133,990	198,025	3,107	9,664
Distributions reinvested	9,991	2,028	3,128	1,658
Cost of shares redeemed	(228,951)	(443,519)	(6,368)	(7,983)
Change in net assets resulting from Class R5 capital transactions	(84,970)	(243,466)	(133)	3,339
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$7,916,203	$16,706,100	$211,160	$341,179
Distributions reinvested	734,333	137,456	203,881	99,088
Cost of shares redeemed	(6,494,791)	(8,910,029)	(191,006)	(349,707)
Change in net assets resulting from Class R6 capital transactions	2,155,745	7,933,527	224,035	90,560
Total change in net assets resulting from capital transactions	$3,596,547	$9,430,366	$719,439	$505,241
SHARE TRANSACTIONS:
Class A
Issued	9,185	19,277	1,126	2,226
Reinvested	856	—	1,329	742
Redeemed	(9,383)	(15,062)	(1,693)	(3,655)
Change in Class A Shares	658	4,215	762	(687)
Class C
Issued	3,014	5,351	251	588
Reinvested	286	—	395	222
Redeemed	(1,820)	(4,419)	(591)	(1,686)
Change in Class C Shares	1,480	932	55	(876)
Class I
Issued	47,695	106,184	28,400	52,517
Reinvested	2,788	330	9,586	3,692
Redeemed	(32,845)	(86,145)	(15,294)	(34,003)
Change in Class I Shares	17,638	20,369	22,692	22,206
Class R2
Issued	437	1,826	63	169
Reinvested	36	—	69	36
Redeemed	(527)	(908)	(75)	(214)
Change in Class R2 Shares	(54)	918	57	(9)
Class R3
Issued	1,301	6,632	28	185
Reinvested	79	5	65	34
Redeemed	(1,261)	(3,390)	(49)	(122)
Change in Class R3 Shares	119	3,247	44	97
Class R4
Issued	1,286	3,562	6	44
Reinvested	89	14	8	4
Redeemed	(1,229)	(3,025)	(30)	(10)
Change in Class R4 Shares	146	551	(16)	38
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan Large Cap Growth Fund		JPMorgan Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	1,687	3,155	148	509
Reinvested	117	33	149	88
Redeemed	(2,892)	(7,123)	(288)	(417)
Change in Class R5 Shares	(1,088)	(3,935)	9	180
Class R6
Issued	98,144	260,917	10,155	18,164
Reinvested	8,521	2,206	9,841	5,288
Redeemed	(80,593)	(134,731)	(9,088)	(18,626)
Change in Class R6 Shares	26,072	128,392	10,908	4,826
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,731	$2,696	$326,439	$516,558
Distributions reinvested	2,723	2,890	151,784	32,444
Cost of shares redeemed	(4,419)	(14,989)	(243,418)	(374,492)
Change in net assets resulting from Class A capital transactions	35	(9,403)	234,805	174,510
Class C
Proceeds from shares issued	137	69	67,298	119,408
Distributions reinvested	141	217	29,002	5,089
Cost of shares redeemed	(665)	(2,032)	(60,223)	(133,496)
Change in net assets resulting from Class C capital transactions	(387)	(1,746)	36,077	(8,999)
Class I
Proceeds from shares issued	1,458	4,012	761,056	1,840,142
Distributions reinvested	5,479	5,750	299,280	73,038
Cost of shares redeemed	(9,121)	(17,778)	(755,746)	(936,297)
Change in net assets resulting from Class I capital transactions	(2,184)	(8,016)	304,590	976,883
Class L
Proceeds from shares issued	—	—	1,035,818	801,284
Distributions reinvested	—	—	211,203	40,704
Cost of shares redeemed	—	—	(518,557)	(586,876)
Change in net assets resulting from Class L capital transactions	—	—	728,464	255,112
Class R2
Proceeds from shares issued	89	452	24,668	47,504
Distributions reinvested	177	171	17,456	3,647
Cost of shares redeemed	(143)	(756)	(38,804)	(61,552)
Change in net assets resulting from Class R2 capital transactions	123	(133)	3,320	(10,401)
Class R3
Proceeds from shares issued	—	—	23,700	59,007
Distributions reinvested	—	—	12,959	2,921
Cost of shares redeemed	—	—	(35,659)	(50,439)
Change in net assets resulting from Class R3 capital transactions	—	—	1,000	11,489
Class R4
Proceeds from shares issued	—	—	19,744	31,595
Distributions reinvested	—	—	6,616	1,479
Cost of shares redeemed	—	—	(10,720)	(18,882)
Change in net assets resulting from Class R4 capital transactions	—	—	15,640	14,192
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$229	$371	$90,986	$163,186
Distributions reinvested	263	281	73,467	21,850
Cost of shares redeemed	(978)	(475)	(176,974)	(243,355)
Change in net assets resulting from Class R5 capital transactions	(486)	177	(12,521)	(58,319)
Class R6
Proceeds from shares issued	5,352	8,975	2,019,635	3,316,400
Distributions reinvested	2,586	2,739	974,299	291,482
Cost of shares redeemed	(7,887)	(13,095)	(2,250,594)	(3,999,711)
Change in net assets resulting from Class R6 capital transactions	51	(1,381)	743,340	(391,829)
Total change in net assets resulting from capital transactions	$(2,848)	$(20,502)	$2,054,715	$962,638
SHARE TRANSACTIONS:
Class A
Issued	55	97	12,779	24,290
Reinvested	88	105	5,926	1,547
Redeemed	(141)	(538)	(9,487)	(17,487)
Change in Class A Shares	2	(336)	9,218	8,350
Class C
Issued	3	4	2,783	5,891
Reinvested	5	8	1,199	258
Redeemed	(22)	(74)	(2,487)	(6,704)
Change in Class C Shares	(14)	(62)	1,495	(555)
Class I
Issued	46	139	29,512	86,518
Reinvested	175	206	11,631	3,445
Redeemed	(285)	(625)	(29,374)	(43,211)
Change in Class I Shares	(64)	(280)	11,769	46,752
Class L
Issued	—	—	40,773	36,125
Reinvested	—	—	8,184	1,905
Redeemed	—	—	(20,084)	(27,597)
Change in Class L Shares	—	—	28,873	10,433
Class R2
Issued	3	15	985	2,261
Reinvested	6	7	692	178
Redeemed	(5)	(27)	(1,546)	(2,938)
Change in Class R2 Shares	4	(5)	131	(499)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Applied Data Science Value Fund		JPMorgan U.S. Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	935	2,723
Reinvested	—	—	509	140
Redeemed	—	—	(1,393)	(2,386)
Change in Class R3 Shares	—	—	51	477
Class R4
Issued	—	—	770	1,461
Reinvested	—	—	257	70
Redeemed	—	—	(420)	(844)
Change in Class R4 Shares	—	—	607	687
Class R5
Issued	7	13	3,549	7,542
Reinvested	8	10	2,845	1,026
Redeemed	(30)	(17)	(6,953)	(11,204)
Change in Class R5 Shares	(15)	6	(559)	(2,636)
Class R6
Issued	166	309	78,765	154,693
Reinvested	83	98	37,618	13,627
Redeemed	(249)	(456)	(86,708)	(186,087)
Change in Class R6 Shares	— (a)	(49)	29,675	(17,767)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$40,286	$33,296	$42,928	$64,718
Distributions reinvested	8,363	694	21,141	24,938
Cost of shares redeemed	(21,187)	(21,103)	(31,554)	(55,910)
Change in net assets resulting from Class A capital transactions	27,462	12,887	32,515	33,746
Class C
Proceeds from shares issued	1,282	2,711	20,047	31,452
Distributions reinvested	631	73	6,210	5,042
Cost of shares redeemed	(2,571)	(5,777)	(6,784)	(13,145)
Change in net assets resulting from Class C capital transactions	(658)	(2,993)	19,473	23,349
Class I
Proceeds from shares issued	82,569	61,987	497,117	596,167
Distributions reinvested	9,887	928	105,451	97,364
Cost of shares redeemed	(24,545)	(28,256)	(293,412)	(256,578)
Change in net assets resulting from Class I capital transactions	67,911	34,659	309,156	436,953
Class R2
Proceeds from shares issued	4,439	9,064	628	818
Distributions reinvested	2,864	263	591	770
Cost of shares redeemed	(6,289)	(9,808)	(505)	(820)
Change in net assets resulting from Class R2 capital transactions	1,014	(481)	714	768
Class R5
Proceeds from shares issued	15,237	23,210	5,407	13,121
Distributions reinvested	9,179	1,369	2,689	3,428
Cost of shares redeemed	(21,283)	(27,279)	(5,798)	(9,310)
Change in net assets resulting from Class R5 capital transactions	3,133	(2,700)	2,298	7,239
Class R6
Proceeds from shares issued	53,789	45,206	152,739	181,885
Distributions reinvested	56,642	8,688	29,153	23,448
Cost of shares redeemed	(55,111)	(112,494)	(63,478)	(85,804)
Change in net assets resulting from Class R6 capital transactions	55,320	(58,600)	118,414	119,529
Total change in net assets resulting from capital transactions	$154,182	$(17,228)	$482,570	$621,584
SHARE TRANSACTIONS:
Class A
Issued	480	477	2,089	3,719
Reinvested	97	11	1,026	1,535
Redeemed	(253)	(310)	(1,525)	(3,214)
Change in Class A Shares	324	178	1,590	2,040
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. GARP Equity Fund		JPMorgan U.S. Large Cap Core Plus Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class C
Issued	16	43	1,250	2,218
Reinvested	8	1	394	397
Redeemed	(32)	(91)	(423)	(939)
Change in Class C Shares	(8)	(47)	1,221	1,676
Class I
Issued	937	874	22,691	31,461
Reinvested	111	14	4,823	5,665
Redeemed	(291)	(389)	(13,616)	(13,923)
Change in Class I Shares	757	499	13,898	23,203
Class R2
Issued	55	140	35	52
Reinvested	35	4	33	54
Redeemed	(80)	(150)	(29)	(54)
Change in Class R2 Shares	10	(6)	39	52
Class R5
Issued	180	340	240	692
Reinvested	105	21	121	196
Redeemed	(252)	(394)	(262)	(494)
Change in Class R5 Shares	33	(33)	99	394
Class R6
Issued	654	657	6,847	9,639
Reinvested	651	131	1,310	1,342
Redeemed	(649)	(1,701)	(2,827)	(4,653)
Change in Class R6 Shares	656	(913)	5,330	6,328
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,177	$36,300	$12,003	$11,713
Distributions reinvested	9,464	1,733	365	377
Cost of shares redeemed	(42,441)	(62,673)	(6,485)	(10,547)
Change in net assets resulting from Class A capital transactions	(16,800)	(24,640)	5,883	1,543
Class C
Proceeds from shares issued	—	—	98	604
Distributions reinvested	—	—	— (a)	10
Cost of shares redeemed	—	—	(620)	(1,129)
Change in net assets resulting from Class C capital transactions	—	—	(522)	(515)
Class I
Proceeds from shares issued	431,891	154,807	7,507	14,638
Distributions reinvested	42,285	6,931	678	726
Cost of shares redeemed	(126,694)	(192,898)	(8,262)	(22,484)
Change in net assets resulting from Class I capital transactions	347,482	(31,160)	(77)	(7,120)
Class R6
Proceeds from shares issued	812,275	1,760,186	7,203	12,331
Distributions reinvested	481,138	93,718	570	586
Cost of shares redeemed	(874,755)	(1,851,060)	(8,269)	(11,676)
Change in net assets resulting from Class R6 capital transactions	418,658	2,844	(496)	1,241
Total change in net assets resulting from capital transactions	$749,340	$(52,956)	$4,788	$(4,851)
SHARE TRANSACTIONS:
Class A
Issued	366	1,000	159	188
Reinvested	214	47	5	6
Redeemed	(957)	(1,721)	(87)	(169)
Change in Class A Shares	(377)	(674)	77	25
Class C
Issued	—	—	2	10
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	(9)	(19)
Change in Class C Shares	—	—	(7)	(9)
Class I
Issued	9,752	4,292	99	234
Reinvested	943	185	9	12
Redeemed	(2,836)	(5,260)	(108)	(357)
Change in Class I Shares	7,859	(783)	— (a)	(111)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Research Enhanced Equity Fund		JPMorgan U.S. Sustainable Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	18,576	47,236	95	194
Reinvested	10,742	2,492	7	10
Redeemed	(19,566)	(49,778)	(108)	(185)
Change in Class R6 Shares	9,752	(50)	(6)	19
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$121,495	$239,178
Distributions reinvested	27,661	14,915
Cost of shares redeemed	(82,862)	(175,303)
Change in net assets resulting from Class A capital transactions	66,294	78,790
Class C
Proceeds from shares issued	10,287	21,829
Distributions reinvested	2,471	1,126
Cost of shares redeemed	(9,857)	(29,179)
Change in net assets resulting from Class C capital transactions	2,901	(6,224)
Class I
Proceeds from shares issued	345,883	843,634
Distributions reinvested	51,519	33,467
Cost of shares redeemed	(329,999)	(916,296)
Change in net assets resulting from Class I capital transactions	67,403	(39,195)
Class R2
Proceeds from shares issued	524	1,108
Distributions reinvested	131	63
Cost of shares redeemed	(548)	(1,025)
Change in net assets resulting from Class R2 capital transactions	107	146
Class R3
Proceeds from shares issued	2,025	5,745
Distributions reinvested	66	69
Cost of shares redeemed	(1,499)	(6,310)
Change in net assets resulting from Class R3 capital transactions	592	(496)
Class R4
Proceeds from shares issued	276	925
Distributions reinvested	40	48
Cost of shares redeemed	(1,271)	(3,013)
Change in net assets resulting from Class R4 capital transactions	(955)	(2,040)
Class R5
Proceeds from shares issued	6,610	8,482
Distributions reinvested	285	154
Cost of shares redeemed	(1,797)	(9,314)
Change in net assets resulting from Class R5 capital transactions	5,098	(678)
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$231,803	$708,739
Distributions reinvested	40,778	28,276
Cost of shares redeemed	(343,764)	(393,775)
Change in net assets resulting from Class R6 capital transactions	(71,183)	343,240
Total change in net assets resulting from capital transactions	$70,257	$373,543
SHARE TRANSACTIONS:
Class A
Issued	1,526	3,463
Reinvested	345	214
Redeemed	(1,040)	(2,531)
Change in Class A Shares	831	1,146
Class C
Issued	147	361
Reinvested	35	18
Redeemed	(141)	(481)
Change in Class C Shares	41	(102)
Class I
Issued	4,092	11,481
Reinvested	604	452
Redeemed	(3,894)	(12,435)
Change in Class I Shares	802	(502)
Class R2
Issued	6	17
Reinvested	2	1
Redeemed	(7)	(15)
Change in Class R2 Shares	1	3
Class R3
Issued	25	79
Reinvested	1	1
Redeemed	(18)	(83)
Change in Class R3 Shares	8	(3)
Class R4
Issued	4	11
Reinvested	— (a)	1
Redeemed	(16)	(42)
Change in Class R4 Shares	(12)	(30)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Large Cap Funds	December 31, 2024

	JPMorgan U.S. Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
SHARE TRANSACTIONS: (continued)
Class R5
Issued	76	114
Reinvested	3	2
Redeemed	(21)	(119)
Change in Class R5 Shares	58	(3)
Class R6
Issued	2,719	9,582
Reinvested	474	376
Redeemed	(4,001)	(5,220)
Change in Class R6 Shares	(808)	4,738
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	103

STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED December 31, 2024
(Amounts in thousands)

JPMorgan U.S. Large Cap Core Plus Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$162,252
Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of investment securities	(1,471,224)
Proceeds from disposition of investment securities	1,090,994
Covers of investment securities sold short	(446,171)
Proceeds from investment securities sold short	506,521
Purchases of short-term investments — affiliates, net	22,578
Change in unrealized (appreciation)/depreciation on investments in non-affiliates	(92,432)
Change in unrealized (appreciation)/depreciation on investments in affiliates	(2)
Change in unrealized (appreciation)/depreciation on investment securities sold short	7,643
Net realized (gain)/loss on investments in non-affiliates	(94,136)
Net realized (gain)/loss on investments in affiliates	(7)
Net realized (gain)/loss on securities sold short	18,698
Decrease in dividends receivable from affiliates	4
Increase in dividends receivable from non-affiliates	(1,177)
Increase in dividend expense payable to non-affiliates on securities sold short	102
Increase in interest expense payable to non-affiliates on securities sold short	82
Decrease in variation margin payable	(99)
Increase in investment advisory fees payable	366
Increase in administration fees payable	45
Increase in distribution fees payable	27
Increase in service fees payable	23
Decrease in custodian and accounting fees payable	(11)
Increase in Trustees' and Chief Compliance Officer's fees	1
Decrease in other accrued expenses payable	(37)
Net cash provided (used) by operating activities	(295,960)
Cash flows provided (used) by financing activities:
Proceeds from shares issued	707,253
Payment for shares redeemed	(400,602)
Cash distributions paid to shareholders (net of reinvestments $165,235)	(10,586)
Net cash provided (used) by financing activities	296,065
Cash:
Net increase (decrease) in unrestricted and restricted cash and deposits at broker	105
Restricted and unrestricted cash and deposits at broker at beginning of period	1,240
Restricted and unrestricted cash and deposits at broker at end of period	$1,345

Supplemental disclosure of cash flow information:
For the period ended December 31, 2024 the Fund paid approximately $1,836 in interest expense.
For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Large Cap Funds	December 31, 2024

Reconciliation of restricted and unrestricted cash at the end of period to the Statements of Assets and Liabilities:
	JPMorgan U.S. Large Cap Core Plus Fund	JPMorgan U.S. Large Cap Core Plus Fund
	June 30, 2024	December 31, 2024
Cash	$162	$1,345
Deposits at broker:
Futures contracts	966	—
Securities sold short	112	—
	$1,240	$1,345
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$23.49	$0.19	$1.43	$1.62	$(0.20)	$(1.50)	$(1.70)
Year Ended June 30, 2024	21.85	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.15	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.34	0.34	(0.76)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.22	0.29	6.12	6.41	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.83	0.32	(1.42)	(1.10)	(0.32)	(0.19)	(0.51)
Class C
Six Months Ended December 31, 2024 (Unaudited)	22.93	0.12	1.41	1.53	(0.14)	(1.50)	(1.64)
Year Ended June 30, 2024	21.35	0.28	1.76	2.04	(0.30)	(0.16)	(0.46)
Year Ended June 30, 2023	20.68	0.28	1.09	1.37	(0.31)	(0.39)	(0.70)
Year Ended June 30, 2022	21.87	0.22	(0.75)	(0.53)	(0.22)	(0.44)	(0.66)
Year Ended June 30, 2021	15.88	0.19	6.00	6.19	(0.20)	—	(0.20)
Year Ended June 30, 2020	17.47	0.23	(1.39)	(1.16)	(0.24)	(0.19)	(0.43)
Class I
Six Months Ended December 31, 2024 (Unaudited)	23.98	0.22	1.47	1.69	(0.23)	(1.50)	(1.73)
Year Ended June 30, 2024	22.29	0.46	1.86	2.32	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.56	0.46	1.13	1.59	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.76	0.40	(0.77)	(0.37)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.52	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.14	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	23.36	0.15	1.43	1.58	(0.17)	(1.50)	(1.67)
Year Ended June 30, 2024	21.73	0.34	1.81	2.15	(0.36)	(0.16)	(0.52)
Year Ended June 30, 2023	21.04	0.34	1.10	1.44	(0.36)	(0.39)	(0.75)
Year Ended June 30, 2022	22.23	0.29	(0.77)	(0.48)	(0.27)	(0.44)	(0.71)
Year Ended June 30, 2021	16.14	0.23	6.10	6.33	(0.24)	—	(0.24)
Year Ended June 30, 2020	17.74	0.27	(1.40)	(1.13)	(0.28)	(0.19)	(0.47)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	23.47	0.19	1.43	1.62	(0.20)	(1.50)	(1.70)
Year Ended June 30, 2024	21.83	0.40	1.81	2.21	(0.41)	(0.16)	(0.57)
Year Ended June 30, 2023	21.13	0.40	1.11	1.51	(0.42)	(0.39)	(0.81)
Year Ended June 30, 2022	22.32	0.33	(0.75)	(0.42)	(0.33)	(0.44)	(0.77)
Year Ended June 30, 2021	16.21	0.29	6.11	6.40	(0.29)	—	(0.29)
Year Ended June 30, 2020	17.81	0.32	(1.41)	(1.09)	(0.32)	(0.19)	(0.51)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	23.96	0.22	1.47	1.69	(0.23)	(1.50)	(1.73)
Year Ended June 30, 2024	22.28	0.46	1.85	2.31	(0.47)	(0.16)	(0.63)
Year Ended June 30, 2023	21.54	0.46	1.14	1.60	(0.47)	(0.39)	(0.86)
Year Ended June 30, 2022	22.75	0.40	(0.78)	(0.38)	(0.39)	(0.44)	(0.83)
Year Ended June 30, 2021	16.51	0.35	6.23	6.58	(0.34)	—	(0.34)
Year Ended June 30, 2020	18.13	0.37	(1.43)	(1.06)	(0.37)	(0.19)	(0.56)
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$23.41	6.65%	$4,564,944	0.95%	1.49%	0.95%	9%
23.49	10.31	4,450,073	0.95	1.77	0.95	20
21.85	7.12	4,423,141	0.95	1.83	0.95	8
21.15	(2.10)	4,562,270	0.95	1.49	0.95	15
22.34	39.81	4,715,916	0.96	1.48	0.96	16
16.22	(6.36)	3,234,850	0.98	1.83	0.98	22

22.82	6.41	693,405	1.44	0.99	1.44	9
22.93	9.72	755,885	1.45	1.28	1.45	20
21.35	6.60	997,751	1.45	1.32	1.45	8
20.68	(2.63)	1,206,824	1.45	0.97	1.45	15
21.87	39.19	1,493,408	1.45	0.99	1.46	16
15.88	(6.83)	1,350,402	1.47	1.34	1.47	22

23.94	6.81	15,572,707	0.69	1.74	0.70	9
23.98	10.60	16,105,559	0.70	2.03	0.70	20
22.29	7.38	18,495,976	0.70	2.08	0.70	8
21.56	(1.87)	17,614,254	0.70	1.74	0.70	15
22.76	40.16	17,980,353	0.70	1.73	0.71	16
16.52	(6.06)	10,727,252	0.71	2.11	0.72	22

23.27	6.51	94,046	1.20	1.23	1.20	9
23.36	10.04	96,550	1.21	1.52	1.21	20
21.73	6.84	104,930	1.20	1.57	1.21	8
21.04	(2.36)	102,353	1.21	1.28	1.21	15
22.23	39.47	77,859	1.22	1.22	1.22	16
16.14	(6.57)	72,182	1.23	1.56	1.23	22

23.39	6.65	170,836	0.95	1.49	0.95	9
23.47	10.32	175,779	0.95	1.78	0.95	20
21.83	7.13	229,745	0.95	1.83	0.95	8
21.13	(2.10)	232,772	0.95	1.47	0.95	15
22.32	39.79	280,991	0.95	1.49	0.96	16
16.21	(6.29)	170,246	0.97	1.86	0.97	22

23.92	6.81	160,859	0.69	1.74	0.69	9
23.96	10.56	201,402	0.70	2.03	0.70	20
22.28	7.44	252,731	0.70	2.09	0.70	8
21.54	(1.91)	211,963	0.70	1.73	0.70	15
22.75	40.19	249,525	0.70	1.73	0.70	16
16.51	(6.07)	106,277	0.72	2.12	0.72	22
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Income Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$24.00	$0.24	$1.47	$1.71	$(0.25)	$(1.50)	$(1.75)
Year Ended June 30, 2024	22.31	0.50	1.85	2.35	(0.50)	(0.16)	(0.66)
Year Ended June 30, 2023	21.58	0.50	1.12	1.62	(0.50)	(0.39)	(0.89)
Year Ended June 30, 2022	22.78	0.43	(0.77)	(0.34)	(0.42)	(0.44)	(0.86)
Year Ended June 30, 2021	16.53	0.37	6.25	6.62	(0.37)	—	(0.37)
Year Ended June 30, 2020	18.16	0.40	(1.45)	(1.05)	(0.39)	(0.19)	(0.58)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	23.98	0.26	1.46	1.72	(0.26)	(1.50)	(1.76)
Year Ended June 30, 2024	22.29	0.52	1.86	2.38	(0.53)	(0.16)	(0.69)
Year Ended June 30, 2023	21.56	0.52	1.13	1.65	(0.53)	(0.39)	(0.92)
Year Ended June 30, 2022	22.76	0.46	(0.77)	(0.31)	(0.45)	(0.44)	(0.89)
Year Ended June 30, 2021	16.52	0.39	6.24	6.63	(0.39)	—	(0.39)
Year Ended June 30, 2020	18.14	0.42	(1.44)	(1.02)	(0.41)	(0.19)	(0.60)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$23.96	6.88%	$822,065	0.54%	1.89%	0.54%	9%
24.00	10.76	862,123	0.55	2.19	0.55	20
22.31	7.54	1,247,583	0.55	2.23	0.55	8
21.58	(1.72)	1,300,595	0.55	1.87	0.55	15
22.78	40.41	1,655,531	0.55	1.88	0.56	16
16.53	(5.98)	1,230,147	0.56	2.24	0.57	22

23.94	6.94	21,997,835	0.44	1.99	0.45	9
23.98	10.88	21,919,414	0.45	2.28	0.45	20
22.29	7.65	22,139,090	0.45	2.34	0.45	8
21.56	(1.62)	20,740,383	0.45	1.99	0.45	15
22.76	40.51	19,952,074	0.45	1.98	0.46	16
16.52	(5.83)	12,663,581	0.46	2.38	0.47	22

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Equity Index Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$81.79	$0.37	$6.33	$6.70	$(0.42)	$—	$(0.42)
Year Ended June 30, 2024	66.66	0.77	15.13	15.90	(0.77)	—	(0.77)
Year Ended June 30, 2023	56.74	0.75	9.94	10.69	(0.76)	(0.01)	(0.77)
Year Ended June 30, 2022	65.24	0.65	(7.60)	(6.95)	(0.62)	(0.93)	(1.55)
Year Ended June 30, 2021	47.11	0.62	18.24	18.86	(0.73)	—	(0.73)
Year Ended June 30, 2020	44.90	0.91	2.20	3.11	(0.81)	(0.09)	(0.90)
Class C
Six Months Ended December 31, 2024 (Unaudited)	80.91	0.11	6.26	6.37	(0.15)	—	(0.15)
Year Ended June 30, 2024	65.96	0.34	14.95	15.29	(0.34)	—	(0.34)
Year Ended June 30, 2023	56.14	0.39	9.83	10.22	(0.39)	(0.01)	(0.40)
Year Ended June 30, 2022	64.55	0.25	(7.51)	(7.26)	(0.22)	(0.93)	(1.15)
Year Ended June 30, 2021	46.65	0.28	18.00	18.28	(0.38)	—	(0.38)
Year Ended June 30, 2020	44.45	0.62	2.21	2.83	(0.54)	(0.09)	(0.63)
Class I
Six Months Ended December 31, 2024 (Unaudited)	81.90	0.48	6.35	6.83	(0.53)	—	(0.53)
Year Ended June 30, 2024	66.76	0.96	15.13	16.09	(0.95)	—	(0.95)
Year Ended June 30, 2023	56.81	0.90	9.96	10.86	(0.90)	(0.01)	(0.91)
Year Ended June 30, 2022	65.33	0.81	(7.62)	(6.81)	(0.78)	(0.93)	(1.71)
Year Ended June 30, 2021	47.22	0.77	18.21	18.98	(0.87)	—	(0.87)
Year Ended June 30, 2020	44.97	1.02	2.25	3.27	(0.93)	(0.09)	(1.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	81.93	0.55	6.34	6.89	(0.59)	—	(0.59)
Year Ended June 30, 2024	66.77	1.07	15.15	16.22	(1.06)	—	(1.06)
Year Ended June 30, 2023	56.83	1.00	9.95	10.95	(1.00)	(0.01)	(1.01)
Year Ended June 30, 2022	65.35	0.92	(7.62)	(6.70)	(0.89)	(0.93)	(1.82)
Year Ended June 30, 2021	47.21	0.85	18.25	19.10	(0.96)	—	(0.96)
Year Ended June 30, 2020	44.98	1.10	2.22	3.32	(1.00)	(0.09)	(1.09)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Net expenses for Class R6 Shares are 0.044% for the six months ended December 31, 2024, 0.044% for the year ended June 30, 2024, 0.045% for the year ended
June 30, 2023, 0.045% for the year ended June 30,2022, 0.044% for the year ended June 30, 2021, 0.044% for the year ended June 30, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$88.07	8.20%	$1,014,390	0.45%	0.87%	0.63%	5%
81.79	24.01	953,255	0.45	1.08	0.65	5
66.66	19.01	770,835	0.45	1.25	0.65	15
56.74	(11.02)	654,422	0.45	0.98	0.65	11
65.24	40.28	749,440	0.45	1.10	0.66	26
47.11	7.02	572,292	0.45	1.97	0.66	15

87.13	7.88	88,834	1.05	0.27	1.12	5
80.91	23.25	91,824	1.05	0.48	1.13	5
65.96	18.31	92,084	1.05	0.65	1.13	15
56.14	(11.55)	86,737	1.05	0.37	1.13	11
64.55	39.35	110,184	1.05	0.50	1.13	26
46.65	6.42	102,864	1.05	1.37	1.14	15

88.20	8.35	1,389,777	0.20	1.11	0.37	5
81.90	24.29	1,264,640	0.20	1.32	0.38	5
66.76	19.34	964,430	0.20	1.50	0.38	15
56.81	(10.81)	1,121,519	0.20	1.22	0.38	11
65.33	40.48	991,703	0.20	1.37	0.38	26
47.22	7.40	1,022,318	0.20	2.21	0.38	15

88.23	8.42	8,257,456	0.04 (f)	1.27	0.12	5
81.93	24.51	8,029,206	0.04 (f)	1.48	0.12	5
66.77	19.51	6,194,790	0.05 (f)	1.65	0.13	15
56.83	(10.67)	5,395,106	0.05 (f)	1.39	0.13	11
65.35	40.77	4,793,114	0.04 (f)	1.49	0.13	26
47.21	7.52	3,306,397	0.04 (f)	2.38	0.13	15

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Equity Premium Income Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$14.06	$0.53	$0.29	$0.82	$(0.53)	$14.35
Year Ended June 30, 2024	13.72	0.97	0.34	1.31	(0.97)	14.06
Year Ended June 30, 2023	13.79	1.53	(0.13)	1.40	(1.47)	13.72
Year Ended June 30, 2022	15.23	1.46	(1.56)	(0.10)	(1.34)	13.79
Year Ended June 30, 2021	12.96	1.26	2.40	3.66	(1.39)	15.23
Year Ended June 30, 2020	14.92	1.88	(2.42)	(0.54)	(1.42)	12.96
Class C
Six Months Ended December 31, 2024 (Unaudited)	14.06	0.49	0.29	0.78	(0.49)	14.35
Year Ended June 30, 2024	13.72	0.90	0.35	1.25	(0.91)	14.06
Year Ended June 30, 2023	13.79	1.48	(0.15)	1.33	(1.40)	13.72
Year Ended June 30, 2022	15.23	1.38	(1.56)	(0.18)	(1.26)	13.79
Year Ended June 30, 2021	12.96	1.15	2.44	3.59	(1.32)	15.23
Year Ended June 30, 2020	14.92	1.61	(2.22)	(0.61)	(1.35)	12.96
Class I
Six Months Ended December 31, 2024 (Unaudited)	14.07	0.54	0.29	0.83	(0.54)	14.36
Year Ended June 30, 2024	13.72	1.01	0.35	1.36	(1.01)	14.07
Year Ended June 30, 2023	13.80	1.46	(0.03)	1.43	(1.51)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.54)	(0.06)	(1.37)	13.80
Year Ended June 30, 2021	12.96	1.38	2.32	3.70	(1.43)	15.23
Year Ended June 30, 2020	14.92	1.59	(2.10)	(0.51)	(1.45)	12.96
Class R5
Six Months Ended December 31, 2024 (Unaudited)	14.07	0.56	0.28	0.84	(0.55)	14.36
Year Ended June 30, 2024	13.72	1.03	0.35	1.38	(1.03)	14.07
Year Ended June 30, 2023	13.79	1.45	0.01	1.46	(1.53)	13.72
Year Ended June 30, 2022	15.23	1.48	(1.52)	(0.04)	(1.40)	13.79
Year Ended June 30, 2021	12.96	1.37	2.35	3.72	(1.45)	15.23
Year Ended June 30, 2020	14.92	1.48	(1.96)	(0.48)	(1.48)	12.96
Class R6
Six Months Ended December 31, 2024 (Unaudited)	14.06	0.56	0.29	0.85	(0.56)	14.35
Year Ended June 30, 2024	13.72	1.04	0.34	1.38	(1.04)	14.06
Year Ended June 30, 2023	13.80	1.45	0.01	1.46	(1.54)	13.72
Year Ended June 30, 2022	15.23	1.50	(1.52)	(0.02)	(1.41)	13.80
Year Ended June 30, 2021	12.96	1.43	2.30	3.73	(1.46)	15.23
Year Ended June 30, 2020	14.92	1.83	(2.30)	(0.47)	(1.49)	12.96

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Large Cap Funds	December 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

5.79%	$569,337	0.84%	7.17%	0.84%	87%
9.97	528,101	0.85	7.04	0.85	176
10.79	384,446	0.85	11.18	0.85	189
(1.05)	905,284	0.85	9.76	0.88	188
29.67	174,085	0.85	8.61	0.91	217
(3.78)	12,904	0.85	14.21	1.11	236

5.53	319,274	1.34	6.67	1.34	87
9.42	296,817	1.35	6.54	1.35	176
10.24	223,339	1.35	10.84	1.35	189
(1.54)	756,008	1.35	9.19	1.38	188
29.03	158,340	1.34	7.76	1.40	217
(4.26)	4,710	1.35	11.77	1.61	236

5.92	4,365,973	0.59	7.42	0.59	87
10.32	4,160,918	0.60	7.29	0.60	176
10.98	3,641,748	0.60	10.72	0.61	189
(0.73)	1,859,617	0.60	9.83	0.63	188
29.97	519,976	0.60	9.62	0.69	217
(3.57)	173,409	0.60	11.40	0.91	236

6.00	535	0.45	7.62	0.47	87
10.48	300	0.45	7.49	0.54	176
11.23	712	0.45	10.69	0.46	189
(0.66)	160	0.45	9.82	0.50	188
30.16	88	0.45	9.54	0.56	217
(3.43)	21	0.45	10.37	0.83	236

6.05	1,115,573	0.34	7.66	0.34	87
10.51	1,240,522	0.35	7.55	0.35	176
11.26	1,571,873	0.35	10.68	0.35	189
(0.49)	89,522	0.35	9.93	0.37	188
30.29	48,315	0.35	9.99	0.44	217
(3.33)	686	0.35	13.60	0.59	236

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Hedged Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$31.06	$0.09	$1.95	$2.04	$(0.10)	$33.00
Year Ended June 30, 2024	27.57	0.20	3.48	3.68	(0.19)	31.06
Year Ended June 30, 2023	24.20	0.20	3.38	3.58	(0.21)	27.57
Year Ended June 30, 2022	25.90	0.13	(1.70)	(1.57)	(0.13)	24.20
Year Ended June 30, 2021	21.83	0.15	4.11	4.26	(0.19)	25.90
Year Ended June 30, 2020	20.23	0.28	1.51	1.79	(0.19)	21.83
Class C
Six Months Ended December 31, 2024 (Unaudited)	30.81	0.01	1.93	1.94	(0.02)	32.73
Year Ended June 30, 2024	27.37	0.05	3.45	3.50	(0.06)	30.81
Year Ended June 30, 2023	24.02	0.08	3.35	3.43	(0.08)	27.37
Year Ended June 30, 2022	25.72	—	(1.68)	(1.68)	(0.02)	24.02
Year Ended June 30, 2021	21.70	0.03	4.07	4.10	(0.08)	25.72
Year Ended June 30, 2020	20.10	0.17	1.52	1.69	(0.09)	21.70
Class I
Six Months Ended December 31, 2024 (Unaudited)	31.16	0.13	1.96	2.09	(0.14)	33.11
Year Ended June 30, 2024	27.66	0.27	3.50	3.77	(0.27)	31.16
Year Ended June 30, 2023	24.28	0.27	3.38	3.65	(0.27)	27.66
Year Ended June 30, 2022	25.98	0.20	(1.70)	(1.50)	(0.20)	24.28
Year Ended June 30, 2021	21.90	0.21	4.11	4.32	(0.24)	25.98
Year Ended June 30, 2020	20.28	0.33	1.53	1.86	(0.24)	21.90
Class R5
Six Months Ended December 31, 2024 (Unaudited)	31.21	0.15	1.97	2.12	(0.16)	33.17
Year Ended June 30, 2024	27.71	0.31	3.50	3.81	(0.31)	31.21
Year Ended June 30, 2023	24.32	0.31	3.39	3.70	(0.31)	27.71
Year Ended June 30, 2022	26.02	0.24	(1.70)	(1.46)	(0.24)	24.32
Year Ended June 30, 2021	21.93	0.25	4.11	4.36	(0.27)	26.02
Year Ended June 30, 2020	20.32	0.36	1.52	1.88	(0.27)	21.93
Class R6
Six Months Ended December 31, 2024 (Unaudited)	31.23	0.17	1.97	2.14	(0.18)	33.19
Year Ended June 30, 2024	27.73	0.34	3.50	3.84	(0.34)	31.23
Year Ended June 30, 2023	24.33	0.33	3.40	3.73	(0.33)	27.73
Year Ended June 30, 2022	26.04	0.27	(1.72)	(1.45)	(0.26)	24.33
Year Ended June 30, 2021	21.95	0.28	4.11	4.39	(0.30)	26.04
Year Ended June 30, 2020	20.32	0.39	1.53	1.92	(0.29)	21.95

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Large Cap Funds	December 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

6.57%	$1,483,759	0.82%	0.54%	0.82%	14%
13.43	1,393,286	0.82	0.69	0.83	37
14.87	1,274,360	0.83	0.80	0.83	27
(6.08)	1,647,387	0.83	0.52	0.83	44
19.58	1,778,457	0.83	0.61	0.84	39
8.89	473,314	0.85	1.35	0.86	68

6.30	576,995	1.32	0.05	1.32	14
12.82	509,251	1.32	0.18	1.33	37
14.32	436,623	1.33	0.30	1.33	27
(6.53)	436,891	1.33	0.02	1.33	44
18.93	502,120	1.33	0.14	1.33	39
8.40	246,741	1.35	0.84	1.36	68

6.71	16,821,156	0.57	0.79	0.57	14
13.70	15,552,472	0.57	0.94	0.58	37
15.15	12,697,762	0.58	1.05	0.58	27
(5.83)	12,790,417	0.58	0.77	0.58	44
19.83	14,416,679	0.58	0.89	0.58	39
9.21	7,167,488	0.59	1.59	0.60	68

6.81	5,159	0.42	0.93	0.43	14
13.84	5,790	0.42	1.09	0.43	37
15.34	6,044	0.43	1.21	0.43	27
(5.68)	5,335	0.43	0.92	0.43	44
20.01	6,024	0.44	1.03	0.45	39
9.30	2,964	0.45	1.74	0.59	68

6.86	2,207,034	0.32	1.06	0.32	14
13.95	2,230,651	0.32	1.19	0.33	37
15.49	1,594,675	0.33	1.30	0.33	27
(5.61)	1,614,304	0.33	1.02	0.33	44
20.11	1,591,643	0.33	1.14	0.34	39
9.50	851,085	0.35	1.87	0.35	68

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 2 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$17.53	$0.05	$1.01	$1.06	$(0.06)	$—	$(0.06)
Year Ended June 30, 2024	15.74	0.11	1.79	1.90	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.87	0.11	1.70	1.81	(0.12)	(0.82)	(0.94)
Year Ended June 30, 2022	15.97	0.09	(1.12)	(1.03)	(0.07)	—	(0.07)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.01)	—	(0.01)
Class C
Six Months Ended December 31, 2024 (Unaudited)	17.48	— (h)	1.01	1.01	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.70	0.03	1.78	1.81	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.84	0.04	1.69	1.73	(0.05)	(0.82)	(0.87)
Year Ended June 30, 2022	15.95	0.01	(1.11)	(1.10)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.95	0.95	— (h)	—	—
Class I
Six Months Ended December 31, 2024 (Unaudited)	17.55	0.07	1.01	1.08	(0.08)	—	(0.08)
Year Ended June 30, 2024	15.76	0.15	1.79	1.94	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.89	0.15	1.70	1.85	(0.16)	(0.82)	(0.98)
Year Ended June 30, 2022	15.98	0.13	(1.12)	(0.99)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	17.55	0.08	1.02	1.10	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.76	0.17	1.79	1.96	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.89	0.17	1.70	1.87	(0.18)	(0.82)	(1.00)
Year Ended June 30, 2022	15.98	0.15	(1.12)	(0.97)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	17.56	0.10	1.00	1.10	(0.10)	—	(0.10)
Year Ended June 30, 2024	15.77	0.19	1.79	1.98	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.90	0.18	1.70	1.88	(0.19)	(0.82)	(1.01)
Year Ended June 30, 2022	15.99	0.18	(1.13)	(0.95)	(0.14)	—	(0.14)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.96	1.01	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
(i)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$18.53	6.02%	$257,384	0.84%	0.50%	0.84%	19%
17.53	12.12	251,397	0.84	0.67	0.85	42
15.74	12.79	269,965	0.85	0.76	0.86	35
14.87	(6.49)	295,220	0.85	0.57	0.88	39
15.97	6.54	52,880	0.85 (g)	0.57 (g)	0.92 (g)	6

18.48	5.78	243,769	1.34	— (i)	1.34	19
17.48	11.55	227,555	1.34	0.17	1.35	42
15.70	12.21	234,378	1.35	0.25	1.36	35
14.84	(6.90)	241,375	1.35	0.07	1.38	39
15.95	6.36	57,423	1.35 (g)	0.05 (g)	1.43 (g)	6

18.55	6.15	4,158,213	0.59	0.75	0.59	19
17.55	12.40	3,858,374	0.59	0.93	0.59	42
15.76	13.06	3,631,690	0.60	1.00	0.61	35
14.89	(6.22)	4,110,283	0.60	0.81	0.62	39
15.98	6.63	1,018,781	0.60 (g)	0.80 (g)	0.70 (g)	6

18.56	6.28	769	0.45	0.88	0.45	19
17.55	12.56	878	0.45	1.07	0.49	42
15.76	13.24	820	0.45	1.16	0.46	35
14.89	(6.10)	636	0.45	0.92	0.47	39
15.98	6.66	536	0.45 (g)	0.99 (g)	0.88 (g)	6

18.56	6.28	553,357	0.34	1.04	0.34	19
17.56	12.67	414,336	0.34	1.19	0.34	42
15.77	13.34	476,641	0.35	1.20	0.36	35
14.90	(6.01)	975,953	0.35	1.12	0.38	39
15.99	6.75	262,248	0.35 (g)	1.04 (g)	0.43 (g)	6

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Hedged Equity 3 Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$18.27	$0.05	$1.00	$1.05	$(0.05)	$—	$(0.05)
Year Ended June 30, 2024	15.63	0.11	2.64	2.75	(0.11)	—	(0.11)
Year Ended June 30, 2023	14.34	0.11	1.45	1.56	(0.12)	(0.15)	(0.27)
Year Ended June 30, 2022	15.96	0.09	(1.65)	(1.56)	(0.06)	—	(0.06)
February 26, 2021 (f) through June 30, 2021	15.00	0.03	0.95	0.98	(0.02)	—	(0.02)
Class C
Six Months Ended December 31, 2024 (Unaudited)	18.22	— (h)	0.99	0.99	(0.01)	—	(0.01)
Year Ended June 30, 2024	15.59	0.03	2.63	2.66	(0.03)	—	(0.03)
Year Ended June 30, 2023	14.30	0.04	1.44	1.48	(0.04)	(0.15)	(0.19)
Year Ended June 30, 2022	15.95	0.01	(1.65)	(1.64)	(0.01)	—	(0.01)
February 26, 2021 (f) through June 30, 2021	15.00	— (h)	0.96	0.96	(0.01)	—	(0.01)
Class I
Six Months Ended December 31, 2024 (Unaudited)	18.30	0.07	1.01	1.08	(0.08)	—	(0.08)
Year Ended June 30, 2024	15.65	0.15	2.65	2.80	(0.15)	—	(0.15)
Year Ended June 30, 2023	14.36	0.15	1.44	1.59	(0.15)	(0.15)	(0.30)
Year Ended June 30, 2022	15.98	0.13	(1.65)	(1.52)	(0.10)	—	(0.10)
February 26, 2021 (f) through June 30, 2021	15.00	0.04	0.96	1.00	(0.02)	—	(0.02)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	18.32	0.09	1.00	1.09	(0.09)	—	(0.09)
Year Ended June 30, 2024	15.67	0.17	2.65	2.82	(0.17)	—	(0.17)
Year Ended June 30, 2023	14.37	0.16	1.46	1.62	(0.17)	(0.15)	(0.32)
Year Ended June 30, 2022	15.98	0.17	(1.66)	(1.49)	(0.12)	—	(0.12)
February 26, 2021 (f) through June 30, 2021	15.00	0.05	0.95	1.00	(0.02)	—	(0.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	18.32	0.09	1.01	1.10	(0.10)	—	(0.10)
Year Ended June 30, 2024	15.67	0.20	2.64	2.84	(0.19)	—	(0.19)
Year Ended June 30, 2023	14.37	0.18	1.46	1.64	(0.19)	(0.15)	(0.34)
Year Ended June 30, 2022	15.98	0.17	(1.65)	(1.48)	(0.13)	—	(0.13)
February 26, 2021 (f) through June 30, 2021	15.00	0.06	0.94	1.00	(0.02)	—	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.27	5.76%	$142,254	0.84%	0.49%	0.84%	26%
18.27	17.64	138,956	0.84	0.65	0.85	56
15.63	10.99	119,334	0.85	0.75	0.87	48
14.34	(9.78)	110,840	0.85	0.57	0.89	29
15.96	6.50	21,446	0.85 (g)	0.60 (g)	1.00 (g)	7

19.20	5.43	132,110	1.34	(0.01)	1.34	26
18.22	17.09	120,718	1.34	0.15	1.35	56
15.59	10.46	104,736	1.35	0.25	1.36	48
14.30	(10.28)	97,285	1.35	0.07	1.39	29
15.95	6.37	19,229	1.35 (g)	0.09 (g)	1.51 (g)	7

19.30	5.89	2,448,253	0.59	0.74	0.59	26
18.30	17.97	2,281,551	0.59	0.91	0.60	56
15.65	11.24	1,923,674	0.60	1.00	0.61	48
14.36	(9.58)	2,257,577	0.60	0.82	0.63	29
15.98	6.64	524,074	0.60 (g)	0.81 (g)	0.80 (g)	7

19.32	5.96	29	0.44	0.90	0.49	26
18.32	18.10	24	0.45	1.04	1.59	56
15.67	11.44	26	0.45	1.13	0.46	48
14.37	(9.41)	128	0.45	1.09	0.50	29
15.98	6.64	21	0.45 (g)	0.96 (g)	3.22 (g)	7

19.32	6.01	381,579	0.34	0.97	0.34	26
18.32	18.23	365,597	0.34	1.18	0.34	56
15.67	11.59	185,746	0.35	1.21	0.36	48
14.37	(9.33)	385,463	0.35	1.03	0.38	29
15.98	6.68	1,796	0.35 (g)	1.10 (g)	0.64 (g)	7

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$72.60	$(0.06)(f)	$5.62	$5.56	$—	$(0.80)	$(0.80)
Year Ended June 30, 2024	53.66	(0.14)(f)	19.08	18.94	—	—	—
Year Ended June 30, 2023	44.12	0.11	10.83	10.94	(0.05)	(1.35)	(1.40)
Year Ended June 30, 2022	64.22	(0.12)	(10.74)	(10.86)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.04	(0.27)	19.59	19.32	—	(3.14)	(3.14)
Year Ended June 30, 2020	41.87	(0.01)	11.39	11.38	—	(5.21)	(5.21)
Class C
Six Months Ended December 31, 2024 (Unaudited)	47.68	(0.16)(f)	3.69	3.53	—	(0.80)	(0.80)
Year Ended June 30, 2024	35.42	(0.29)(f)	12.55	12.26	—	—	—
Year Ended June 30, 2023	29.67	(0.08)	7.18	7.10	—	(1.35)	(1.35)
Year Ended June 30, 2022	46.21	(0.29)	(7.01)	(7.30)	—	(9.24)	(9.24)
Year Ended June 30, 2021	35.43	(0.41)	14.33	13.92	—	(3.14)	(3.14)
Year Ended June 30, 2020	32.33	(0.17)	8.48	8.31	—	(5.21)	(5.21)
Class I
Six Months Ended December 31, 2024 (Unaudited)	74.70	0.03	5.79	5.82	— (h)	(0.80)	(0.80)
Year Ended June 30, 2024	55.14	0.01	19.62	19.63	(0.07)	—	(0.07)
Year Ended June 30, 2023	45.32	0.22	11.13	11.35	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.59	0.03	(11.06)	(11.03)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.91	(0.12)	19.97	19.85	(0.03)	(3.14)	(3.17)
Year Ended June 30, 2020	42.46	0.09	11.59	11.68	(0.02)	(5.21)	(5.23)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	67.88	(0.15)(f)	5.25	5.10	—	(0.80)	(0.80)
Year Ended June 30, 2024	50.29	(0.27)(f)	17.86	17.59	—	—	—
Year Ended June 30, 2023	41.49	(0.01)	10.16	10.15	—	(1.35)	(1.35)
Year Ended June 30, 2022	61.05	(0.26)	(10.06)	(10.32)	—	(9.24)	(9.24)
Year Ended June 30, 2021	45.90	(0.39)	18.68	18.29	—	(3.14)	(3.14)
Year Ended June 30, 2020	40.32	(0.11)	10.90	10.79	—	(5.21)	(5.21)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	73.08	(0.06)(f)	5.65	5.59	—	(0.80)	(0.80)
Year Ended June 30, 2024	54.04	(0.16)(f)	19.23	19.07	(0.03)	—	(0.03)
Year Ended June 30, 2023	44.45	0.10	10.91	11.01	(0.07)	(1.35)	(1.42)
Year Ended June 30, 2022	64.64	(0.12)	(10.83)	(10.95)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.34	(0.27)	19.72	19.45	(0.01)	(3.14)	(3.15)
Year Ended June 30, 2020	42.10	(0.01)	11.46	11.45	—	(5.21)	(5.21)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	74.52	0.03	5.77	5.80	—	(0.80)	(0.80)
Year Ended June 30, 2024	55.02	0.01	19.58	19.59	(0.09)	—	(0.09)
Year Ended June 30, 2023	45.23	0.19	11.13	11.32	(0.18)	(1.35)	(1.53)
Year Ended June 30, 2022	65.47	0.02	(11.02)	(11.00)	—	(9.24)	(9.24)
Year Ended June 30, 2021	48.84	(0.12)	19.94	19.82	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	42.45	0.08	11.58	11.66	(0.06)	(5.21)	(5.27)
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$77.36	7.62%	$7,213,423	0.93%(g)	(0.17)%(f)(g)	0.99%(g)	18%
72.60	35.30	6,722,152	0.94	(0.23)(f)	0.99	32
53.66	25.34	4,742,066	0.93	0.23	1.01	42
44.12	(20.68)	3,734,120	0.94	(0.20)	1.01	50
64.22	41.00	4,970,767	0.93	(0.46)	1.02	58
48.04	30.09	3,280,463	0.94	(0.03)	1.04	47

50.41	7.35	1,026,914	1.43 (g)	(0.67)(f)(g)	1.49 (g)	18
47.68	34.61	900,693	1.44	(0.73)(f)	1.49	32
35.42	24.71	636,054	1.43	(0.26)	1.51	42
29.67	(21.07)	556,002	1.44	(0.71)	1.51	50
46.21	40.32	780,132	1.43	(0.96)	1.51	58
35.43	29.42	701,820	1.44	(0.53)	1.54	47

79.72	7.76	25,680,771	0.68 (g)	0.08 (g)	0.74 (g)	18
74.70	35.64	22,747,050	0.69	0.02	0.74	32
55.14	25.66	15,667,641	0.68	0.46	0.76	42
45.32	(20.49)	9,509,669	0.69	0.05	0.76	50
65.59	41.37	10,983,173	0.68	(0.21)	0.76	58
48.91	30.40	7,058,308	0.69	0.22	0.78	47

72.18	7.47	246,718	1.18 (g)	(0.42)(f)(g)	1.25 (g)	18
67.88	34.98	235,641	1.19	(0.48)(f)	1.25	32
50.29	25.02	128,368	1.18	(0.03)	1.27	42
41.49	(20.88)	90,916	1.19	(0.46)	1.26	50
61.05	40.65	129,541	1.18	(0.71)	1.26	58
45.90	29.76	118,628	1.19	(0.27)	1.29	47

77.87	7.61	779,783	0.93 (g)	(0.17)(f)(g)	0.99 (g)	18
73.08	35.31	723,139	0.94	(0.26)(f)	0.99	32
54.04	25.33	359,223	0.93	0.21	1.01	42
44.45	(20.68)	205,831	0.94	(0.21)	1.01	50
64.64	41.01	264,318	0.93	(0.45)	1.01	58
48.34	30.09	90,107	0.94	(0.02)	1.03	47

79.52	7.75	758,462	0.68 (g)	0.08 (g)	0.74 (g)	18
74.52	35.64	699,826	0.69	0.02	0.74	32
55.02	25.65	486,413	0.68	0.40	0.76	42
45.23	(20.48)	137,633	0.69	0.03	0.76	50
65.47	41.37	204,814	0.68	(0.20)	0.76	58
48.84	30.40	64,792	0.69	0.19	0.78	47
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Growth Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$77.47	$0.09	$6.01	$6.10	$(0.10)	$(0.80)	$(0.90)
Year Ended June 30, 2024	57.16	0.11	20.34	20.45	(0.14)	—	(0.14)
Year Ended June 30, 2023	46.91	0.30	11.53	11.83	(0.23)	(1.35)	(1.58)
Year Ended June 30, 2022	67.49	0.12	(11.46)	(11.34)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.20	(0.04)	20.52	20.48	(0.05)	(3.14)	(3.19)
Year Ended June 30, 2020	43.44	0.16	11.88	12.04	(0.07)	(5.21)	(5.28)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	78.50	0.14	6.07	6.21	(0.17)	(0.80)	(0.97)
Year Ended June 30, 2024	57.91	0.18	20.61	20.79	(0.20)	—	(0.20)
Year Ended June 30, 2023	47.51	0.35	11.69	12.04	(0.29)	(1.35)	(1.64)
Year Ended June 30, 2022	68.18	0.19	(11.62)	(11.43)	—	(9.24)	(9.24)
Year Ended June 30, 2021	50.66	0.03	20.71	20.74	(0.08)	(3.14)	(3.22)
Year Ended June 30, 2020	43.78	0.21	11.99	12.20	(0.11)	(5.21)	(5.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$82.67	7.83%	$969,125	0.53%(g)	0.23%(g)	0.59%(g)	18%
77.47	35.84	992,330	0.54	0.18	0.59	32
57.16	25.85	957,188	0.53	0.61	0.61	42
46.91	(20.37)	629,918	0.54	0.19	0.61	50
67.49	41.57	956,386	0.53	(0.06)	0.61	58
50.20	30.59	781,380	0.54	0.38	0.63	47

83.74	7.88	67,321,932	0.43 (g)	0.33 (g)	0.49 (g)	18
78.50	35.98	61,059,217	0.44	0.27	0.49	32
57.91	25.98	37,609,592	0.43	0.68	0.51	42
47.51	(20.29)	16,482,609	0.44	0.30	0.51	50
68.18	41.70	19,127,249	0.43	0.04	0.51	58
50.66	30.75	11,169,668	0.44	0.47	0.53	47

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$20.36	$0.12	$1.70	$1.82	$(0.12)	$(1.90)	$(2.02)
Year Ended June 30, 2024	18.93	0.28	2.13	2.41	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.90	0.24	1.82	2.06	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.48	0.19	(1.21)	(1.02)	(0.18)	(1.38)	(1.56)
Year Ended June 30, 2021	12.72	0.11	7.73	7.84	(0.08)	—	(0.08)
Year Ended June 30, 2020	14.11	0.18	(1.40)	(1.22)	(0.17)	—	(0.17)
Class C
Six Months Ended December 31, 2024 (Unaudited)	19.23	0.06	1.61	1.67	(0.07)	(1.90)	(1.97)
Year Ended June 30, 2024	17.93	0.17	2.01	2.18	(0.17)	(0.71)	(0.88)
Year Ended June 30, 2023	17.01	0.14	1.72	1.86	(0.15)	(0.79)	(0.94)
Year Ended June 30, 2022	19.55	0.09	(1.16)	(1.07)	(0.09)	(1.38)	(1.47)
Year Ended June 30, 2021	12.17	0.02	7.39	7.41	(0.03)	—	(0.03)
Year Ended June 30, 2020	13.49	0.11	(1.32)	(1.21)	(0.11)	—	(0.11)
Class I
Six Months Ended December 31, 2024 (Unaudited)	19.89	0.14	1.67	1.81	(0.15)	(1.90)	(2.05)
Year Ended June 30, 2024	18.51	0.32	2.08	2.40	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.53	0.28	1.77	2.05	(0.28)	(0.79)	(1.07)
Year Ended June 30, 2022	20.10	0.23	(1.19)	(0.96)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.49	0.15	7.59	7.74	(0.13)	—	(0.13)
Year Ended June 30, 2020	13.85	0.21	(1.36)	(1.15)	(0.21)	—	(0.21)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	20.13	0.09	1.68	1.77	(0.09)	(1.90)	(1.99)
Year Ended June 30, 2024	18.73	0.23	2.10	2.33	(0.22)	(0.71)	(0.93)
Year Ended June 30, 2023	17.72	0.19	1.80	1.99	(0.19)	(0.79)	(0.98)
Year Ended June 30, 2022	20.30	0.14	(1.21)	(1.07)	(0.13)	(1.38)	(1.51)
Year Ended June 30, 2021	12.61	0.06	7.67	7.73	(0.04)	—	(0.04)
Year Ended June 30, 2020	13.98	0.15	(1.38)	(1.23)	(0.14)	—	(0.14)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	19.84	0.11	1.65	1.76	(0.12)	(1.90)	(2.02)
Year Ended June 30, 2024	18.47	0.27	2.08	2.35	(0.27)	(0.71)	(0.98)
Year Ended June 30, 2023	17.49	0.24	1.77	2.01	(0.24)	(0.79)	(1.03)
Year Ended June 30, 2022	20.09	0.20	(1.21)	(1.01)	(0.21)	(1.38)	(1.59)
Year Ended June 30, 2021	12.48	0.10	7.59	7.69	(0.08)	—	(0.08)
Year Ended June 30, 2020	13.84	0.18	(1.36)	(1.18)	(0.18)	—	(0.18)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	20.38	0.14	1.71	1.85	(0.15)	(1.90)	(2.05)
Year Ended June 30, 2024	18.94	0.33	2.13	2.46	(0.31)	(0.71)	(1.02)
Year Ended June 30, 2023	17.92	0.30	1.80	2.10	(0.29)	(0.79)	(1.08)
Year Ended June 30, 2022	20.50	0.26	(1.23)	(0.97)	(0.23)	(1.38)	(1.61)
Year Ended June 30, 2021	12.73	0.12	7.77	7.89	(0.12)	—	(0.12)
Year Ended June 30, 2020	14.11	0.22	(1.39)	(1.17)	(0.21)	—	(0.21)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$20.16	8.54%	$309,791	0.93%	1.06%	1.00%	69%
20.36	13.14	297,404	0.93	1.44	1.01	167
18.93	11.63	289,456	0.93	1.31	1.01	143
17.90	(5.22)	235,054	0.93	0.97	1.01	121
20.48	61.86	218,302	0.93	0.62	1.04	93
12.72	(8.66)	119,402	0.93	1.33	1.04	177

18.93	8.25	81,003	1.43	0.55	1.49	69
19.23	12.59	81,229	1.44	0.93	1.50	167
17.93	11.05	91,445	1.44	0.80	1.50	143
17.01	(5.70)	79,663	1.44	0.48	1.51	121
19.55	60.96	62,488	1.43	0.11	1.50	93
12.17	(9.04)	33,769	1.44	0.81	1.52	177

19.65	8.67	2,258,519	0.69	1.29	0.74	69
19.89	13.45	1,835,424	0.69	1.69	0.76	167
18.51	11.87	1,297,201	0.69	1.54	0.76	143
17.53	(5.04)	1,275,387	0.69	1.20	0.77	121
20.10	62.22	1,418,653	0.69	0.84	0.76	93
12.49	(8.35)	262,414	0.69	1.57	0.76	177

19.91	8.40	15,559	1.18	0.80	1.25	69
20.13	12.83	14,580	1.19	1.19	1.27	167
18.73	11.35	13,722	1.19	1.05	1.27	143
17.72	(5.50)	12,323	1.19	0.71	1.27	121
20.30	61.40	11,175	1.18	0.38	1.27	93
12.61	(8.83)	17,777	1.19	1.09	1.28	177

19.58	8.46	14,163	0.94	1.05	0.99	69
19.84	13.15	13,462	0.94	1.44	1.01	167
18.47	11.65	10,744	0.94	1.34	1.00	143
17.49	(5.26)	6,010	0.94	1.06	1.01	121
20.09	61.83	16	0.94	0.63	1.04	93
12.48	(8.59)	18	0.94	1.36	2.24	177

20.18	8.65	1,769	0.69	1.30	0.74	69
20.38	13.45	2,117	0.69	1.68	0.80	167
18.94	11.85	1,242	0.69	1.59	0.76	143
17.92	(4.95)	495	0.69	1.32	0.77	121
20.50	62.16	135	0.69	0.87	0.76	93
12.73	(8.34)	11,823	0.69	1.60	0.76	177
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Large Cap Value Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$20.17	$0.16	$1.68	$1.84	$(0.16)	$(1.90)	$(2.06)
Year Ended June 30, 2024	18.75	0.35	2.12	2.47	(0.34)	(0.71)	(1.05)
Year Ended June 30, 2023	17.75	0.31	1.79	2.10	(0.31)	(0.79)	(1.10)
Year Ended June 30, 2022	20.32	0.26	(1.20)	(0.94)	(0.25)	(1.38)	(1.63)
Year Ended June 30, 2021	12.62	0.17	7.68	7.85	(0.15)	—	(0.15)
Year Ended June 30, 2020	14.00	0.24	(1.39)	(1.15)	(0.23)	—	(0.23)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	19.99	0.17	1.67	1.84	(0.17)	(1.90)	(2.07)
Year Ended June 30, 2024	18.60	0.37	2.09	2.46	(0.36)	(0.71)	(1.07)
Year Ended June 30, 2023	17.61	0.33	1.78	2.11	(0.33)	(0.79)	(1.12)
Year Ended June 30, 2022	20.18	0.28	(1.20)	(0.92)	(0.27)	(1.38)	(1.65)
Year Ended June 30, 2021	12.53	0.19	7.63	7.82	(0.17)	—	(0.17)
Year Ended June 30, 2020	13.90	0.25	(1.37)	(1.12)	(0.25)	—	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.95	8.73%	$35,646	0.54%	1.45%	0.60%	69%
20.17	13.65	35,836	0.54	1.84	0.61	167
18.75	12.01	29,958	0.54	1.71	0.61	143
17.75	(4.84)	23,073	0.54	1.34	0.61	121
20.32	62.47	24,668	0.54	1.02	0.61	93
12.62	(8.26)	18,535	0.54	1.72	0.62	177

19.76	8.81	2,152,474	0.44	1.55	0.49	69
19.99	13.71	1,960,039	0.44	1.94	0.50	167
18.60	12.16	1,733,785	0.44	1.79	0.50	143
17.61	(4.78)	1,564,013	0.44	1.42	0.50	121
20.18	62.68	2,606,033	0.44	1.10	0.50	93
12.53	(8.14)	796,259	0.44	1.86	0.51	177

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$29.68	$0.21	$1.83	$2.04	$(0.23)	$(1.90)	$(2.13)
Year Ended June 30, 2024	27.61	0.45	3.65	4.10	(0.47)	(1.56)	(2.03)
Year Ended June 30, 2023	26.56	0.46	2.32	2.78	(0.47)	(1.26)	(1.73)
Year Ended June 30, 2022	36.38	0.45	(1.10)	(0.65)	(0.42)	(8.75)	(9.17)
Year Ended June 30, 2021	25.83	0.42	11.10	11.52	(0.64)	(0.33)	(0.97)
Year Ended June 30, 2020	31.42	0.55 (f)	(3.38)	(2.83)	(0.63)	(2.13)	(2.76)
Class C
Six Months Ended December 31, 2024 (Unaudited)	28.90	0.13	1.79	1.92	(0.16)	(1.90)	(2.06)
Year Ended June 30, 2024	26.93	0.30	3.54	3.84	(0.31)	(1.56)	(1.87)
Year Ended June 30, 2023	25.93	0.31	2.28	2.59	(0.33)	(1.26)	(1.59)
Year Ended June 30, 2022	35.72	0.27	(1.04)	(0.77)	(0.27)	(8.75)	(9.02)
Year Ended June 30, 2021	25.36	0.28	10.90	11.18	(0.49)	(0.33)	(0.82)
Year Ended June 30, 2020	30.90	0.40 (f)	(3.33)	(2.93)	(0.48)	(2.13)	(2.61)
Class I
Six Months Ended December 31, 2024 (Unaudited)	30.10	0.25	1.86	2.11	(0.27)	(1.90)	(2.17)
Year Ended June 30, 2024	27.97	0.53	3.69	4.22	(0.53)	(1.56)	(2.09)
Year Ended June 30, 2023	26.89	0.53	2.35	2.88	(0.54)	(1.26)	(1.80)
Year Ended June 30, 2022	36.72	0.53	(1.11)	(0.58)	(0.50)	(8.75)	(9.25)
Year Ended June 30, 2021	25.79	0.50	11.48	11.98	(0.72)	(0.33)	(1.05)
Year Ended June 30, 2020	31.62	0.62 (f)	(3.66)	(3.04)	(0.66)	(2.13)	(2.79)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	29.19	0.15	1.81	1.96	(0.18)	(1.90)	(2.08)
Year Ended June 30, 2024	27.19	0.34	3.58	3.92	(0.36)	(1.56)	(1.92)
Year Ended June 30, 2023	26.18	0.36	2.29	2.65	(0.38)	(1.26)	(1.64)
Year Ended June 30, 2022	35.99	0.33	(1.07)	(0.74)	(0.32)	(8.75)	(9.07)
Year Ended June 30, 2021	25.55	0.33	11.01	11.34	(0.57)	(0.33)	(0.90)
Year Ended June 30, 2020	31.12	0.47 (f)	(3.35)	(2.88)	(0.56)	(2.13)	(2.69)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	30.18	0.26	1.87	2.13	(0.28)	(1.90)	(2.18)
Year Ended June 30, 2024	28.04	0.54	3.71	4.25	(0.55)	(1.56)	(2.11)
Year Ended June 30, 2023	26.95	0.55	2.35	2.90	(0.55)	(1.26)	(1.81)
Year Ended June 30, 2022	36.78	0.55	(1.11)	(0.56)	(0.52)	(8.75)	(9.27)
Year Ended June 30, 2021	25.66	0.59	11.63	12.22	(0.77)	(0.33)	(1.10)
Year Ended June 30, 2020	31.73	0.67 (f)	(3.87)	(3.20)	(0.74)	(2.13)	(2.87)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$29.59	6.65%	$40,708	0.73%	1.33%	1.01%	4%
29.68	15.53	40,768	0.73	1.59	1.01	22
27.61	10.70	47,209	0.73	1.69	0.99	17
26.56	(4.07)	49,916	0.73	1.37	0.97	55
36.38	45.65	61,187	0.83	1.37	0.99	72
25.83	(9.96)	49,876	0.83	1.88 (f)	0.95	79

28.76	6.38	2,072	1.23	0.83	1.54	4
28.90	14.93	2,454	1.23	1.10	1.56	22
26.93	10.14	3,991	1.23	1.19	1.50	17
25.93	(4.54)	7,147	1.23	0.85	1.48	55
35.72	45.02	11,211	1.33	0.91	1.50	72
25.36	(10.46)	11,038	1.33	1.37 (f)	1.46	79

30.04	6.78	79,213	0.49	1.57	0.76	4
30.10	15.81	81,291	0.49	1.83	0.76	22
27.97	10.95	83,385	0.49	1.93	0.74	17
26.89	(3.84)	94,291	0.49	1.60	0.72	55
36.72	47.54	127,530	0.59	1.62	0.74	72
25.79	(10.69)	113,316	0.59	2.01 (f)	0.68	79

29.07	6.47	2,651	1.09	0.97	1.31	4
29.19	15.10	2,541	1.09	1.24	1.33	22
27.19	10.29	2,505	1.09	1.33	1.31	17
26.18	(4.41)	2,651	1.09	1.02	1.36	55
35.99	45.36	3,000	1.09	1.08	1.34	72
25.55	(10.24)	2,664	1.09	1.62 (f)	1.30	79

30.13	6.82	3,839	0.44	1.61	0.61	4
30.18	15.87	4,292	0.44	1.88	0.63	22
28.04	11.02	3,806	0.44	1.98	0.59	17
26.95	(3.79)	3,610	0.44	1.66	0.57	55
36.78	48.74	4,053	0.44	1.91	0.59	72
25.66	(11.16)	4,269	0.44	2.16 (f)	0.55	79
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Applied Data Science Value Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$30.18	$0.28	$1.87	$2.15	$(0.30)	$(1.90)	$(2.20)
Year Ended June 30, 2024	28.04	0.57	3.71	4.28	(0.58)	(1.56)	(2.14)
Year Ended June 30, 2023	26.95	0.58	2.35	2.93	(0.58)	(1.26)	(1.84)
Year Ended June 30, 2022	36.78	0.58	(1.11)	(0.53)	(0.55)	(8.75)	(9.30)
Year Ended June 30, 2021	26.06	0.57	11.28	11.85	(0.80)	(0.33)	(1.13)
Year Ended June 30, 2020	31.74	0.70 (f)	(3.47)	(2.77)	(0.78)	(2.13)	(2.91)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.46, $0.30, $0.53, $0.38, $0.57 and $0.60 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 1.56%, 1.05%, 1.70%, 1.30%, 1.85% and 2.04% for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.13	6.88%	$37,961	0.34%	1.72%	0.51%	4%
30.18	15.98	38,044	0.34	1.98	0.51	22
28.04	11.13	36,683	0.34	2.09	0.49	17
26.95	(3.70)	38,883	0.34	1.78	0.47	55
36.78	46.60	69,298	0.34	1.82	0.49	72
26.06	(9.68)	74,603	0.34	2.37 (f)	0.44	79

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$24.46	$0.03	$1.68	$1.71	$(0.04)	$(1.41)	$(1.45)
Year Ended June 30, 2024	19.75	0.11	4.93	5.04	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.48	0.14	2.94	3.08	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.51	0.08	(1.81)	(1.73)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.22	0.09	6.39	6.48	(0.08)	(1.11)	(1.19)
Year Ended June 30, 2020	15.86	0.11	1.82	1.93	(0.11)	(1.46)	(1.57)
Class C
Six Months Ended December 31, 2024 (Unaudited)	23.18	(0.03)(f)	1.60	1.57	—	(1.41)	(1.41)
Year Ended June 30, 2024	18.76	— (g)	4.68	4.68	(0.03)	(0.23)	(0.26)
Year Ended June 30, 2023	16.65	0.05	2.79	2.84	(0.06)	(0.67)	(0.73)
Year Ended June 30, 2022	20.61	(0.03)	(1.69)	(1.72)	(0.01)	(2.23)	(2.24)
Year Ended June 30, 2021	15.60	(0.01)	6.14	6.13	(0.01)	(1.11)	(1.12)
Year Ended June 30, 2020	15.31	0.03	1.75	1.78	(0.03)	(1.46)	(1.49)
Class I
Six Months Ended December 31, 2024 (Unaudited)	24.57	0.06	1.69	1.75	(0.07)	(1.41)	(1.48)
Year Ended June 30, 2024	19.83	0.16	4.97	5.13	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.56	0.19	2.94	3.13	(0.19)	(0.67)	(0.86)
Year Ended June 30, 2022	21.59	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.27	0.13	6.43	6.56	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.91	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class L
Six Months Ended December 31, 2024 (Unaudited)	24.63	0.08	1.70	1.78	(0.09)	(1.41)	(1.50)
Year Ended June 30, 2024	19.88	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.94	3.16	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.63	0.16	(1.81)	(1.65)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.30	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.93	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	24.11	— (f)(g)	1.66	1.66	(0.01)	(1.41)	(1.42)
Year Ended June 30, 2024	19.48	0.06	4.85	4.91	(0.05)	(0.23)	(0.28)
Year Ended June 30, 2023	17.25	0.10	2.90	3.00	(0.10)	(0.67)	(0.77)
Year Ended June 30, 2022	21.26	0.02	(1.78)	(1.76)	(0.02)	(2.23)	(2.25)
Year Ended June 30, 2021	16.04	0.04	6.33	6.37	(0.04)	(1.11)	(1.15)
Year Ended June 30, 2020	15.70	0.07	1.80	1.87	(0.07)	(1.46)	(1.53)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	24.33	0.03	1.68	1.71	(0.04)	(1.41)	(1.45)
Year Ended June 30, 2024	19.65	0.11	4.90	5.01	(0.10)	(0.23)	(0.33)
Year Ended June 30, 2023	17.40	0.14	2.92	3.06	(0.14)	(0.67)	(0.81)
Year Ended June 30, 2022	21.42	0.08	(1.80)	(1.72)	(0.07)	(2.23)	(2.30)
Year Ended June 30, 2021	16.15	0.09	6.38	6.47	(0.09)	(1.11)	(1.20)
Year Ended June 30, 2020	15.80	0.11	1.81	1.92	(0.11)	(1.46)	(1.57)
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.72	6.81%	$2,844,216	0.94%	0.21%	0.96%	21%
24.46	25.84	2,588,595	0.94	0.51	0.97	53
19.75	18.17	1,925,367	0.94	0.79	0.98	47
17.48	(10.04)	1,577,771	0.94	0.37	0.98	53
21.51	41.18	1,642,046	0.94	0.46	0.98	60
16.22	12.59	1,869,111	0.94	0.70	0.99	84

23.34	6.58	518,027	1.44	(0.29)(f)	1.45	21
23.18	25.17	479,929	1.44	0.02	1.47	53
18.76	17.54	398,762	1.44	0.29	1.48	47
16.65	(10.44)	351,674	1.44	(0.13)	1.48	53
20.61	40.52	367,940	1.44	(0.05)	1.47	60
15.60	12.01	274,741	1.44	0.19	1.49	84

24.84	6.95	5,523,602	0.69	0.46	0.71	21
24.57	26.19	5,174,279	0.69	0.76	0.72	53
19.83	18.39	3,250,488	0.69	1.03	0.73	47
17.56	(9.78)	1,863,855	0.69	0.63	0.73	53
21.59	41.64	1,731,572	0.69	0.69	0.72	60
16.27	12.82	1,038,998	0.69	0.94	0.73	84

24.91	7.05	3,671,688	0.54	0.62	0.56	21
24.63	26.35	2,919,844	0.54	0.91	0.57	53
19.88	18.57	2,149,699	0.54	1.18	0.58	47
17.60	(9.63)	1,578,191	0.54	0.76	0.57	53
21.63	41.81	1,907,620	0.54	0.83	0.58	60
16.30	13.03	1,309,531	0.55	1.08	0.59	84

24.35	6.70	310,823	1.19	(0.04)(f)	1.21	21
24.11	25.50	304,643	1.19	0.27	1.22	53
19.48	17.89	255,815	1.19	0.54	1.23	47
17.25	(10.28)	219,960	1.19	0.11	1.23	53
21.26	40.92	269,266	1.19	0.20	1.22	60
16.04	12.29	216,689	1.19	0.44	1.23	84

24.59	6.85	252,114	0.94	0.21	0.96	21
24.33	25.82	248,284	0.94	0.52	0.97	53
19.65	18.14	191,128	0.94	0.79	0.98	47
17.40	(10.04)	157,177	0.94	0.37	0.97	53
21.42	41.30	174,770	0.94	0.44	0.97	60
16.15	12.57	117,991	0.94	0.70	0.98	84
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Equity Fund (continued)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	$24.52	$0.06	$1.69	$1.75	$(0.07)	$(1.41)	$(1.48)
Year Ended June 30, 2024	19.80	0.16	4.95	5.11	(0.16)	(0.23)	(0.39)
Year Ended June 30, 2023	17.52	0.19	2.94	3.13	(0.18)	(0.67)	(0.85)
Year Ended June 30, 2022	21.55	0.13	(1.81)	(1.68)	(0.12)	(2.23)	(2.35)
Year Ended June 30, 2021	16.25	0.13	6.41	6.54	(0.13)	(1.11)	(1.24)
Year Ended June 30, 2020	15.89	0.15	1.82	1.97	(0.15)	(1.46)	(1.61)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	24.64	0.08	1.70	1.78	(0.09)	(1.41)	(1.50)
Year Ended June 30, 2024	19.89	0.20	4.97	5.17	(0.19)	(0.23)	(0.42)
Year Ended June 30, 2023	17.60	0.22	2.95	3.17	(0.21)	(0.67)	(0.88)
Year Ended June 30, 2022	21.64	0.16	(1.82)	(1.66)	(0.15)	(2.23)	(2.38)
Year Ended June 30, 2021	16.31	0.16	6.44	6.60	(0.16)	(1.11)	(1.27)
Year Ended June 30, 2020	15.94	0.17	1.83	2.00	(0.17)	(1.46)	(1.63)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	24.71	0.09	1.70	1.79	(0.10)	(1.41)	(1.51)
Year Ended June 30, 2024	19.95	0.22	4.98	5.20	(0.21)	(0.23)	(0.44)
Year Ended June 30, 2023	17.65	0.24	2.96	3.20	(0.23)	(0.67)	(0.90)
Year Ended June 30, 2022	21.69	0.19	(1.82)	(1.63)	(0.18)	(2.23)	(2.41)
Year Ended June 30, 2021	16.34	0.18	6.46	6.64	(0.18)	(1.11)	(1.29)
Year Ended June 30, 2020	15.97	0.19	1.83	2.02	(0.19)	(1.46)	(1.65)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.79	6.96%	$116,159	0.69%	0.46%	0.71%	21%
24.52	26.13	100,044	0.69	0.76	0.72	53
19.80	18.48	67,141	0.69	1.04	0.72	47
17.52	(9.80)	55,292	0.69	0.63	0.72	53
21.55	41.58	45,443	0.69	0.69	0.72	60
16.25	12.84	21,651	0.69	0.95	0.73	84

24.92	7.05	1,289,898	0.54	0.61	0.56	21
24.64	26.34	1,289,344	0.54	0.92	0.57	53
19.89	18.62	1,093,256	0.54	1.19	0.57	47
17.60	(9.68)	911,961	0.54	0.76	0.57	53
21.64	41.79	1,089,931	0.54	0.84	0.57	60
16.31	13.04	817,671	0.54	1.09	0.58	84

24.99	7.08	17,640,889	0.44	0.71	0.46	21
24.71	26.43	16,708,451	0.44	1.02	0.47	53
19.95	18.75	13,841,409	0.44	1.28	0.47	47
17.65	(9.56)	11,891,028	0.44	0.87	0.47	53
21.69	41.98	12,615,063	0.44	0.95	0.47	60
16.34	13.13	9,272,379	0.44	1.20	0.48	84

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$81.19	$(0.03)(f)	$6.77	$6.74	$—	$(4.72)	$(4.72)
Year Ended June 30, 2024	60.47	(0.03)(f)	21.23	21.20	(0.07)	(0.41)	(0.48)
Year Ended June 30, 2023	49.61	0.09	12.73	12.82	(0.02)	(1.94)	(1.96)
Year Ended June 30, 2022	73.40	(0.02)	(8.99)	(9.01)	—	(14.78)	(14.78)
Year Ended June 30, 2021	57.64	(0.01)	21.89	21.88	(0.52)	(5.60)	(6.12)
Year Ended June 30, 2020	56.61	0.63 (h)	7.41	8.04	(0.34)	(6.67)	(7.01)
Class C
Six Months Ended December 31, 2024 (Unaudited)	77.45	(0.23)(f)	6.46	6.23	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.93	(0.35)(f)	20.28	19.93	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.82	(0.16)	12.21	12.05	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.55	(0.35)	(8.60)	(8.95)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.26	(0.32)	21.36	21.04	(0.15)	(5.60)	(5.75)
Year Ended June 30, 2020	55.45	0.35 (h)	7.22	7.57	(0.09)	(6.67)	(6.76)
Class I
Six Months Ended December 31, 2024 (Unaudited)	83.69	0.07	6.99	7.06	(0.13)	(4.72)	(4.85)
Year Ended June 30, 2024	62.29	0.15	21.87	22.02	(0.21)	(0.41)	(0.62)
Year Ended June 30, 2023	51.05	0.23	13.10	13.33	(0.15)	(1.94)	(2.09)
Year Ended June 30, 2022	75.08	0.15	(9.28)	(9.13)	(0.12)	(14.78)	(14.90)
Year Ended June 30, 2021	58.80	0.16	22.37	22.53	(0.65)	(5.60)	(6.25)
Year Ended June 30, 2020	57.60	0.79 (h)	7.54	8.33	(0.46)	(6.67)	(7.13)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	77.56	(0.13)(f)	6.48	6.35	—	(4.72)	(4.72)
Year Ended June 30, 2024	57.87	(0.19)(f)	20.29	20.10	—	(0.41)	(0.41)
Year Ended June 30, 2023	47.65	(0.04)	12.20	12.16	—	(1.94)	(1.94)
Year Ended June 30, 2022	71.18	(0.18)	(8.57)	(8.75)	—	(14.78)	(14.78)
Year Ended June 30, 2021	56.08	(0.17)	21.26	21.09	(0.39)	(5.60)	(5.99)
Year Ended June 30, 2020	55.27	0.48 (h)	7.22	7.70	(0.22)	(6.67)	(6.89)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	81.89	0.14	6.85	6.99	(0.22)	(4.72)	(4.94)
Year Ended June 30, 2024	60.95	0.25	21.39	21.64	(0.29)	(0.41)	(0.70)
Year Ended June 30, 2023	50.02	0.31	12.80	13.11	(0.24)	(1.94)	(2.18)
Year Ended June 30, 2022	73.80	0.24	(9.05)	(8.81)	(0.19)	(14.78)	(14.97)
Year Ended June 30, 2021	57.93	0.26	21.96	22.22	(0.75)	(5.60)	(6.35)
Year Ended June 30, 2020	56.82	0.86 (h)	7.47	8.33	(0.55)	(6.67)	(7.22)
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.21	8.10%	$200,558	0.84%(g)	(0.08)%(f)(g)	0.90%(g)	24%
81.19	35.26	169,418	0.84	(0.04)(f)	0.91	46
60.47	26.65	115,322	0.84	0.18	0.91	45
49.61	(17.46)	92,344	0.84	(0.03)	0.91	44
73.40	40.08	119,893	0.84	(0.01)	0.90	64
57.64	15.11	94,017	0.84	1.15 (h)	0.94	96

78.96	7.83	11,831	1.33 (g)	(0.58)(f)(g)	1.41 (g)	24
77.45	34.58	12,253	1.34	(0.54)(f)	1.42	46
57.93	26.00	11,852	1.34	(0.32)	1.41	45
47.82	(17.87)	19,522	1.34	(0.54)	1.41	44
71.55	39.44	30,159	1.34	(0.50)	1.40	64
56.26	14.50	31,216	1.34	0.65 (h)	1.42	96

85.90	8.25	247,873	0.59 (g)	0.16 (g)	0.65 (g)	24
83.69	35.61	178,092	0.59	0.21	0.65	46
62.29	26.95	101,495	0.59	0.43	0.66	45
51.05	(17.25)	86,649	0.59	0.21	0.65	44
75.08	40.46	164,959	0.59	0.25	0.65	64
58.80	15.38	141,497	0.59	1.40 (h)	0.67	96

79.19	7.98	51,447	1.09 (g)	(0.33)(f)(g)	1.18 (g)	24
77.56	34.91	49,552	1.09	(0.29)(f)	1.19	46
57.87	26.33	37,350	1.09	(0.07)	1.22	45
47.65	(17.66)	31,751	1.09	(0.29)	1.20	44
71.18	39.73	45,629	1.09	(0.26)	1.21	64
56.08	14.84	40,305	1.09	0.90 (h)	1.25	96

83.94	8.33	165,376	0.44 (g)	0.32 (g)	0.50 (g)	24
81.89	35.79	158,691	0.44	0.36	0.50	46
60.95	27.14	120,107	0.44	0.58	0.50	45
50.02	(17.12)	103,007	0.44	0.36	0.50	44
73.80	40.57	166,478	0.44	0.39	0.50	64
57.93	15.63	189,889	0.44	1.55 (h)	0.52	96
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. GARP Equity Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$81.89	$0.18	$6.83	$7.01	$(0.29)	$(4.72)	$(5.01)
Year Ended June 30, 2024	60.94	0.31	21.40	21.71	(0.35)	(0.41)	(0.76)
Year Ended June 30, 2023	50.02	0.36	12.80	13.16	(0.30)	(1.94)	(2.24)
Year Ended June 30, 2022	73.81	0.31	(9.04)	(8.73)	(0.28)	(14.78)	(15.06)
Year Ended June 30, 2021	57.93	0.33	21.96	22.29	(0.81)	(5.60)	(6.41)
Year Ended June 30, 2020	56.81	0.91 (h)	7.49	8.40	(0.61)	(6.67)	(7.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(h)
Reflects special dividends paid out during the year by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income
(loss) per share would have been $0.27, $(0.01), $0.41, $0.13, $0.49 and $0.55 for Class A, Class C, Class I, Class R2, Class R5 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.48%, (0.02)%, 0.73%, 0.23%, 0.88% and 0.99% for Class A, Class C, Class I, Class R2, Class R5 and
Class R6 Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.89	8.37%	$1,024,718	0.34%(g)	0.42%(g)	0.40%(g)	24%
81.89	35.94	946,376	0.34	0.46	0.40	46
60.94	27.27	759,948	0.34	0.68	0.40	45
50.02	(17.03)	642,876	0.34	0.47	0.40	44
73.81	40.70	780,470	0.34	0.50	0.40	64
57.93	15.76	617,458	0.34	1.65 (h)	0.42	96

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$19.89	$— (g)	$1.36 (h)	$1.36	$—	$(1.35)	$(1.35)
Year Ended June 30, 2024	16.89	(0.01)(j)	5.00	4.99	—	(1.99)	(1.99)
Year Ended June 30, 2023	18.03	(0.01)	3.71	3.70	—	(4.84)	(4.84)
Year Ended June 30, 2022	26.84	(0.08)	(1.95)	(2.03)	—	(6.78)	(6.78)
Year Ended June 30, 2021	24.58	(0.10)	9.21	9.11	(0.03)	(6.82)	(6.85)
Year Ended June 30, 2020	27.51	0.04	2.65	2.69	(0.03)	(5.59)	(5.62)
Class C
Six Months Ended December 31, 2024 (Unaudited)	15.51	(0.04)(j)	1.07 (h)	1.03	—	(1.35)	(1.35)
Year Ended June 30, 2024	13.64	(0.08)(j)	3.94	3.86	—	(1.99)	(1.99)
Year Ended June 30, 2023	15.48	(0.07)	3.07	3.00	—	(4.84)	(4.84)
Year Ended June 30, 2022	24.01	(0.17)	(1.58)	(1.75)	—	(6.78)	(6.78)
Year Ended June 30, 2021	22.67	(0.21)	8.37	8.16	—	(6.82)	(6.82)
Year Ended June 30, 2020	25.88	(0.08)	2.46	2.38	—	(5.59)	(5.59)
Class I
Six Months Ended December 31, 2024 (Unaudited)	21.01	0.02	1.44 (h)	1.46	(0.02)	(1.35)	(1.37)
Year Ended June 30, 2024	17.73	0.03	5.28	5.31	(0.04)	(1.99)	(2.03)
Year Ended June 30, 2023	18.68	0.04	3.87	3.91	(0.02)	(4.84)	(4.86)
Year Ended June 30, 2022	27.53	(0.02)	(2.05)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.04	(0.03)	9.41	9.38	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	27.94	0.10	2.69	2.79	(0.10)	(5.59)	(5.69)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	17.35	(0.04)(j)	1.20 (h)	1.16	—	(1.35)	(1.35)
Year Ended June 30, 2024	15.03	(0.08)(j)	4.39	4.31	—	(1.99)	(1.99)
Year Ended June 30, 2023	16.59	(0.07)	3.35	3.28	—	(4.84)	(4.84)
Year Ended June 30, 2022	25.27	(0.15)	(1.75)	(1.90)	—	(6.78)	(6.78)
Year Ended June 30, 2021	23.54	(0.18)	8.74	8.56	(0.01)	(6.82)	(6.83)
Year Ended June 30, 2020	26.62	(0.04)	2.55	2.51	—	(5.59)	(5.59)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	21.36	0.02	1.46 (h)	1.48	(0.01)	(1.35)	(1.36)
Year Ended June 30, 2024	18.00	0.02	5.36	5.38	(0.03)	(1.99)	(2.02)
Year Ended June 30, 2023	18.91	0.04	3.92	3.96	(0.03)	(4.84)	(4.87)
Year Ended June 30, 2022	27.78	—	(2.09)	(2.09)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.20	(0.02)	9.49	9.47	(0.07)	(6.82)	(6.89)
Year Ended June 30, 2020	28.08	0.11	2.71	2.82	(0.11)	(5.59)	(5.70)
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$19.90	6.59%(h)	$351,689	1.64%(i)	(0.03)%	1.94%	34%	50%
19.89	32.19	319,841	1.71 (k)	(0.08)(j)	2.01	62	109
16.89	24.17	237,165	1.79 (k)	(0.04)	2.04	66	99
18.03	(12.89)	240,209	1.85 (l)	(0.33)	2.00	59	91
26.84	42.30	335,206	1.94 (m)	(0.39)	2.09	57	96
24.58	11.66	267,701	1.92	0.19	2.08	85	134

15.19	6.32 (h)	78,737	2.14 (i)	(0.52)(j)	2.44	34	50
15.51	31.50	61,460	2.20 (k)	(0.57)(j)	2.51	62	109
13.64	23.54	31,189	2.29 (k)	(0.54)	2.54	66	99
15.48	(13.31)	28,297	2.35 (l)	(0.82)	2.51	59	91
24.01	41.55	36,784	2.43 (m)	(0.88)	2.58	57	96
22.67	11.11	59,105	2.42	(0.32)	2.58	85	134

21.10	6.72 (h)	1,779,988	1.39 (i)	0.22	1.69	34	50
21.01	32.52	1,480,079	1.45 (k)	0.18	1.76	62	109
17.73	24.50	837,722	1.54 (k)	0.21	1.78	66	99
18.68	(12.70)	970,509	1.60 (l)	(0.09)	1.75	59	91
27.53	42.65	1,702,566	1.69 (m)	(0.12)	1.83	57	96
25.04	11.93	2,189,079	1.67	0.40	1.83	85	134

17.16	6.40 (h)	8,139	2.09 (i)	(0.48)(j)	2.20	34	50
17.35	31.58	7,541	2.16 (k)	(0.52)(j)	2.28	62	109
15.03	23.65	5,757	2.20 (k)	(0.45)	2.30	66	99
16.59	(13.23)	4,602	2.20 (l)	(0.67)	2.26	59	91
25.27	41.77	5,838	2.29 (m)	(0.74)	2.34	57	96
23.54	11.32	4,560	2.27	(0.13)	2.34	85	134

21.48	6.70 (h)	47,190	1.44 (i)	0.17	1.54	34	50
21.36	32.43	44,798	1.51 (k)	0.13	1.61	62	109
18.00	24.48	30,667	1.55 (k)	0.20	1.64	66	99
18.91	(12.65)	27,541	1.55 (l)	(0.02)	1.60	59	91
27.78	42.75	34,191	1.64 (m)	(0.08)	1.68	57	96
25.20	11.99	38,447	1.62	0.46	1.67	85	134
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Large Cap Core Plus Fund (continued)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	$21.36	$0.03	$1.46 (h)	$1.49	$(0.03)	$(1.35)	$(1.38)
Year Ended June 30, 2024	17.99	0.04	5.37	5.41	(0.05)	(1.99)	(2.04)
Year Ended June 30, 2023	18.90	0.05	3.93	3.98	(0.05)	(4.84)	(4.89)
Year Ended June 30, 2022	27.75	0.02	(2.09)	(2.07)	—	(6.78)	(6.78)
Year Ended June 30, 2021	25.18	— (g)	9.47	9.47	(0.08)	(6.82)	(6.90)
Year Ended June 30, 2020	28.07	0.14	2.70	2.84	(0.14)	(5.59)	(5.73)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

	December 31, 2024	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	0.95%	0.95%	1.01%	1.10%	1.10%	1.10%
Class C	1.45	1.44	1.51	1.60	1.59	1.60
Class I	0.70	0.69	0.76	0.85	0.85	0.85
Class R2	1.40	1.40	1.42	1.45	1.45	1.45
Class R5	0.75	0.75	0.77	0.80	0.80	0.80
Class R6	0.65	0.64	0.67	0.70	0.70	0.70
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	1.25	1.25	1.26	1.25	1.25	1.26
Class C	1.75	1.75	1.76	1.76	1.74	1.76
Class I	1.00	1.00	1.00	1.00	0.99	1.01
Class R2	1.51	1.52	1.52	1.51	1.50	1.52
Class R5	0.85	0.85	0.86	0.85	0.84	0.85
Class R6	0.75	0.74	0.75	0.75	0.74	0.75

(g)	Amount rounds to less than $0.005.
(h)
Reflects income payments received from litigation settlements during the year. Had the fund not received these payments, the net realized and unrealized gains
(losses) on investments per share amount would have been $1.35, $1.06, $1.43, $1.19, $1.45 and $1.45 for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively, and total return would have been 6.54%, 6.25%, 6.67%, 6.34%, 6.65% and 6.69% for Class A, Class C, Class I, Class R2, Class R5 and Class R6
Shares, respectively.

(i)	Interest expense on securities sold short is 0.07%.
(j)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(k)	Interest expense on securities sold short is 0.14%.
(l)	Interest expense on securities sold short is 0.62%.
(m)	Interest expense on securities sold short is 0.16%.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(e)(f)	Net investment income (loss)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(c)	Portfolio turnover rate (including securities sold short)(c)

$21.47	6.74%(h)	$591,498	1.34%(i)	0.28%	1.44%	34%	50%
21.36	32.61	474,521	1.40 (k)	0.23	1.50	62	109
17.99	24.60	285,919	1.45 (k)	0.30	1.53	66	99
18.90	(12.58)	365,912	1.45 (l)	0.07	1.50	59	91
27.75	42.86	536,661	1.54 (m)	0.01	1.58	57	96
25.18	12.10	491,414	1.52	0.58	1.57	85	134

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Research Enhanced Equity Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$42.22	$0.16	$2.88	$3.04	$(0.18)	$(2.23)	$(2.41)
Year Ended June 30, 2024	33.84	0.31	8.44	8.75	(0.32)	(0.05)	(0.37)
Year Ended June 30, 2023	28.88	0.31	5.41	5.72	(0.31)	(0.45)	(0.76)
Year Ended June 30, 2022	36.46	0.27	(3.20)	(2.93)	(0.25)	(4.40)	(4.65)
Year Ended June 30, 2021	26.55	0.27	10.81	11.08	(0.34)	(0.83)	(1.17)
Year Ended June 30, 2020	27.38	0.38	1.80	2.18	(0.31)	(2.70)	(3.01)
Class I
Six Months Ended December 31, 2024 (Unaudited)	42.81	0.23	2.90	3.13	(0.24)	(2.23)	(2.47)
Year Ended June 30, 2024	34.30	0.41	8.57	8.98	(0.42)	(0.05)	(0.47)
Year Ended June 30, 2023	29.26	0.39	5.49	5.88	(0.39)	(0.45)	(0.84)
Year Ended June 30, 2022	36.89	0.36	(3.26)	(2.90)	(0.33)	(4.40)	(4.73)
Year Ended June 30, 2021	26.85	0.35	10.94	11.29	(0.42)	(0.83)	(1.25)
Year Ended June 30, 2020	27.65	0.45	1.83	2.28	(0.38)	(2.70)	(3.08)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	42.73	0.24	2.92	3.16	(0.26)	(2.23)	(2.49)
Year Ended June 30, 2024	34.24	0.45	8.54	8.99	(0.45)	(0.05)	(0.50)
Year Ended June 30, 2023	29.21	0.42	5.48	5.90	(0.42)	(0.45)	(0.87)
Year Ended June 30, 2022	36.84	0.40	(3.26)	(2.86)	(0.37)	(4.40)	(4.77)
Year Ended June 30, 2021	26.81	0.38	10.93	11.31	(0.45)	(0.83)	(1.28)
Year Ended June 30, 2020	27.62	0.48	1.81	2.29	(0.40)	(2.70)	(3.10)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$42.85	7.03%	$175,852	0.60%	0.72%	0.84%	16%
42.22	26.01	189,141	0.60	0.86	0.84	39
33.84	20.18	174,430	0.60	1.02	0.84	32
28.88	(10.33)	145,624	0.60	0.77	0.84	30
36.46	42.55	180,296	0.60	0.85	0.84	35
26.55	9.08	183,005	0.60	1.45	0.85	59

43.47	7.15	1,208,937	0.35	1.00	0.58	16
42.81	26.35	854,011	0.35	1.11	0.59	39
34.30	20.48	711,186	0.35	1.27	0.58	32
29.26	(10.13)	611,102	0.35	1.02	0.59	30
36.89	42.92	686,545	0.35	1.09	0.58	35
26.85	9.38	204,193	0.35	1.70	0.59	59

43.40	7.23	8,881,047	0.25	1.08	0.33	16
42.73	26.46	8,328,482	0.25	1.21	0.34	39
34.24	20.61	6,675,403	0.25	1.37	0.33	32
29.21	(10.05)	5,994,312	0.25	1.15	0.34	30
36.84	43.09	4,185,201	0.25	1.19	0.33	35
26.81	9.47	3,585,672	0.25	1.79	0.34	59

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Sustainable Leaders Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$72.21	$0.21	$4.76	$4.97	$(0.42)	$—	$(0.42)
Year Ended June 30, 2024	57.02	0.43	15.24	15.67	(0.48)	—	(0.48)
Year Ended June 30, 2023	48.80	0.41	8.30	8.71	(0.49)	—	(0.49)
Year Ended June 30, 2022	59.20	0.39	(8.35)	(7.96)	(0.23)	(2.21)	(2.44)
Year Ended June 30, 2021	42.76	0.42	16.81	17.23	(0.30)	(0.49)	(0.79)
Year Ended June 30, 2020	41.85	0.47	3.52	3.99	(0.43)	(2.65)	(3.08)
Class C
Six Months Ended December 31, 2024 (Unaudited)	70.53	0.01	4.65	4.66	(0.01)	—	(0.01)
Year Ended June 30, 2024	55.67	0.12	14.89	15.01	(0.15)	—	(0.15)
Year Ended June 30, 2023	47.61	0.15	8.10	8.25	(0.19)	—	(0.19)
Year Ended June 30, 2022	57.87	0.09	(8.14)	(8.05)	—	(2.21)	(2.21)
Year Ended June 30, 2021	41.80	0.16	16.43	16.59	(0.03)	(0.49)	(0.52)
Year Ended June 30, 2020	40.98	0.25	3.44	3.69	(0.22)	(2.65)	(2.87)
Class I
Six Months Ended December 31, 2024 (Unaudited)	72.95	0.30	4.82	5.12	(0.58)	—	(0.58)
Year Ended June 30, 2024	57.58	0.59	15.39	15.98	(0.61)	—	(0.61)
Year Ended June 30, 2023	49.27	0.54	8.38	8.92	(0.61)	—	(0.61)
Year Ended June 30, 2022	59.71	0.54	(8.43)	(7.89)	(0.34)	(2.21)	(2.55)
Year Ended June 30, 2021	43.11	0.55	16.95	17.50	(0.41)	(0.49)	(0.90)
Year Ended June 30, 2020	42.15	0.57	3.56	4.13	(0.52)	(2.65)	(3.17)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	72.93	0.32	4.82	5.14	(0.62)	—	(0.62)
Year Ended June 30, 2024	57.57	0.63	15.37	16.00	(0.64)	—	(0.64)
Year Ended June 30, 2023	49.27	0.57	8.37	8.94	(0.64)	—	(0.64)
Year Ended June 30, 2022	59.69	0.57	(8.42)	(7.85)	(0.36)	(2.21)	(2.57)
September 30, 2020 (f) through June 30, 2021	46.79	0.43	13.40	13.83	(0.44)	(0.49)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Large Cap Funds	December 31, 2024

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$76.76	6.88%	$68,334	0.64%	0.54%	0.97%	50%
72.21	27.64	58,599	0.64	0.70	0.99	25
57.02	18.00	44,882	0.64	0.79	1.00	39
48.80	(14.36)	37,387	0.64	0.67	1.03	39
59.20	40.64	24,169	0.64	0.80	1.23	44
42.76	9.57	11,178	0.82	1.12	1.53	99

75.18	6.61	4,623	1.13	0.04	1.48	50
70.53	27.01	4,838	1.14	0.19	1.49	25
55.67	17.38	4,317	1.14	0.29	1.50	39
47.61	(14.77)	4,668	1.14	0.16	1.55	39
57.87	39.94	3,794	1.13	0.32	1.72	44
41.80	9.03	2,735	1.32	0.62	2.07	99

77.49	7.02	91,238	0.39	0.79	0.72	50
72.95	27.95	85,970	0.39	0.95	0.74	25
57.58	18.29	74,249	0.39	1.03	0.74	39
49.27	(14.15)	98,142	0.39	0.92	0.77	39
59.71	40.99	62,431	0.39	1.06	0.96	44
43.11	9.86	26,787	0.57	1.37	1.25	99

77.45	7.04	71,802	0.34	0.84	0.47	50
72.93	28.00	68,064	0.34	1.00	0.49	25
57.57	18.35	52,553	0.34	1.09	0.49	39
49.27	(14.09)	45,209	0.34	0.97	0.52	39
59.69	29.93	25,156	0.34	1.05	0.70	44

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund
Class A
Six Months Ended December 31, 2024 (Unaudited)	$74.67	$0.43	$4.16	$4.59	$(0.52)	$(1.17)	$(1.69)
Year Ended June 30, 2024	66.58	0.90	8.16	9.06	(0.97)	—	(0.97)
Year Ended June 30, 2023	60.21	0.90	6.53	7.43	(0.90)	(0.16)	(1.06)
Year Ended June 30, 2022	64.61	0.74	(3.22)	(2.48)	(0.71)	(1.21)	(1.92)
Year Ended June 30, 2021	45.62	0.64	19.59	20.23	(0.60)	(0.64)	(1.24)
Year Ended June 30, 2020	49.84	0.79	(3.18)	(2.39)	(0.76)	(1.07)	(1.83)
Class C
Six Months Ended December 31, 2024 (Unaudited)	65.56	0.20	3.67	3.87	(0.37)	(1.17)	(1.54)
Year Ended June 30, 2024	58.61	0.49	7.15	7.64	(0.69)	—	(0.69)
Year Ended June 30, 2023	53.16	0.51	5.76	6.27	(0.66)	(0.16)	(0.82)
Year Ended June 30, 2022	57.32	0.38	(2.84)	(2.46)	(0.49)	(1.21)	(1.70)
Year Ended June 30, 2021	40.63	0.32	17.40	17.72	(0.39)	(0.64)	(1.03)
Year Ended June 30, 2020	44.59	0.48	(2.81)	(2.33)	(0.56)	(1.07)	(1.63)
Class I
Six Months Ended December 31, 2024 (Unaudited)	79.59	0.57	4.43	5.00	(0.61)	(1.17)	(1.78)
Year Ended June 30, 2024	70.89	1.15	8.68	9.83	(1.13)	—	(1.13)
Year Ended June 30, 2023	64.02	1.13	6.94	8.07	(1.04)	(0.16)	(1.20)
Year Ended June 30, 2022	68.55	0.97	(3.43)	(2.46)	(0.86)	(1.21)	(2.07)
Year Ended June 30, 2021	48.34	0.83	20.76	21.59	(0.74)	(0.64)	(1.38)
Year Ended June 30, 2020	52.69	0.96	(3.36)	(2.40)	(0.88)	(1.07)	(1.95)
Class R2
Six Months Ended December 31, 2024 (Unaudited)	74.78	0.33	4.18	4.51	(0.42)	(1.17)	(1.59)
Year Ended June 30, 2024	66.68	0.73	8.16	8.89	(0.79)	—	(0.79)
Year Ended June 30, 2023	60.30	0.74	6.53	7.27	(0.73)	(0.16)	(0.89)
Year Ended June 30, 2022	64.73	0.59	(3.24)	(2.65)	(0.57)	(1.21)	(1.78)
Year Ended June 30, 2021	45.72	0.50	19.63	20.13	(0.48)	(0.64)	(1.12)
Year Ended June 30, 2020	50.01	0.69	(3.19)	(2.50)	(0.72)	(1.07)	(1.79)
Class R3
Six Months Ended December 31, 2024 (Unaudited)	79.38	0.46	4.42	4.88	(0.51)	(1.17)	(1.68)
Year Ended June 30, 2024	70.69	0.96	8.66	9.62	(0.93)	—	(0.93)
Year Ended June 30, 2023	63.83	0.93	6.95	7.88	(0.86)	(0.16)	(1.02)
Year Ended June 30, 2022	68.41	0.80	(3.44)	(2.64)	(0.73)	(1.21)	(1.94)
Year Ended June 30, 2021	48.25	0.68	20.73	21.41	(0.61)	(0.64)	(1.25)
Year Ended June 30, 2020	52.66	0.75	(3.29)	(2.54)	(0.80)	(1.07)	(1.87)
Class R4
Six Months Ended December 31, 2024 (Unaudited)	79.60	0.58	4.42	5.00	(0.61)	(1.17)	(1.78)
Year Ended June 30, 2024	70.87	1.15	8.68	9.83	(1.10)	—	(1.10)
Year Ended June 30, 2023	64.04	1.22	6.85	8.07	(1.08)	(0.16)	(1.24)
Year Ended June 30, 2022	68.60	0.94	(3.41)	(2.47)	(0.88)	(1.21)	(2.09)
Year Ended June 30, 2021	48.31	0.79	20.81	21.60	(0.67)	(0.64)	(1.31)
Year Ended June 30, 2020	52.69	1.04	(3.46)	(2.42)	(0.89)	(1.07)	(1.96)
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$77.57	6.09%	$1,371,976	0.94%	1.08%	0.99%	9%
74.67	13.71	1,258,586	0.94	1.30	1.01	18
66.58	12.43	1,045,975	0.94	1.40	1.01	12
60.21	(4.04)	723,238	0.94	1.13	1.03	22
64.61	44.88	522,230	0.93	1.17	1.03	14
45.62	(5.11)	497,399	0.94	1.61	1.06	22

67.89	5.83	119,978	1.43	0.58	1.49	9
65.56	13.14	113,163	1.44	0.80	1.50	18
58.61	11.86	107,219	1.44	0.90	1.50	12
53.16	(4.52)	71,714	1.44	0.66	1.52	22
57.32	44.13	37,539	1.43	0.66	1.51	14
40.63	(5.57)	26,487	1.44	1.11	1.53	22

82.81	6.23	2,601,316	0.69	1.33	0.74	9
79.59	13.98	2,436,511	0.69	1.55	0.75	18
70.89	12.71	2,205,435	0.69	1.66	0.75	12
64.02	(3.80)	1,440,632	0.69	1.40	0.76	22
68.55	45.22	868,339	0.69	1.35	0.75	14
48.34	(4.85)	135,234	0.69	1.88	0.78	22

77.70	5.97	6,537	1.18	0.83	1.24	9
74.78	13.42	6,195	1.19	1.05	1.25	18
66.68	12.14	5,380	1.19	1.15	1.25	12
60.30	(4.29)	3,563	1.19	0.89	1.26	22
64.73	44.51	2,005	1.18	0.90	1.25	14
45.72	(5.34)	1,126	1.19	1.46	1.98	22

82.58	6.09	9,850	0.94	1.08	0.99	9
79.38	13.72	8,937	0.94	1.30	1.01	18
70.69	12.43	8,122	0.94	1.36	1.00	12
63.83	(4.06)	8,698	0.94	1.14	1.01	22
68.41	44.89	1,402	0.94	1.15	1.01	14
48.25	(5.10)	398	0.94	1.50	1.03	22

82.82	6.22	1,942	0.69	1.35	0.74	9
79.60	13.99	2,834	0.69	1.58	0.76	18
70.87	12.71	4,583	0.69	1.77	0.76	12
64.04	(3.81)	253	0.69	1.34	0.78	22
68.60	45.26	106	0.68	1.46	0.76	14
48.31	(4.88)	1,159	0.69	2.15	0.77	22
SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan U.S. Value Fund (continued)
Class R5
Six Months Ended December 31, 2024 (Unaudited)	$80.25	$0.65	$4.46	$5.11	$(0.68)	$(1.17)	$(1.85)
Year Ended June 30, 2024	71.45	1.27	8.75	10.02	(1.22)	—	(1.22)
Year Ended June 30, 2023	64.52	1.25	6.98	8.23	(1.14)	(0.16)	(1.30)
Year Ended June 30, 2022	69.09	1.12	(3.51)	(2.39)	(0.97)	(1.21)	(2.18)
Year Ended June 30, 2021	48.69	0.93	20.93	21.86	(0.82)	(0.64)	(1.46)
Year Ended June 30, 2020	53.06	1.04	(3.39)	(2.35)	(0.95)	(1.07)	(2.02)
Class R6
Six Months Ended December 31, 2024 (Unaudited)	80.28	0.68	4.47	5.15	(0.72)	(1.17)	(1.89)
Year Ended June 30, 2024	71.49	1.34	8.76	10.10	(1.31)	—	(1.31)
Year Ended June 30, 2023	64.55	1.33	6.98	8.31	(1.21)	(0.16)	(1.37)
Year Ended June 30, 2022	69.10	1.16	(3.47)	(2.31)	(1.03)	(1.21)	(2.24)
Year Ended June 30, 2021	48.70	1.02	20.89	21.91	(0.87)	(0.64)	(1.51)
Year Ended June 30, 2020	53.08	1.11	(3.42)	(2.31)	(1.00)	(1.07)	(2.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Large Cap Funds	December 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$83.51	6.31%	$14,873	0.54%	1.50%	0.59%	9%
80.25	14.16	9,619	0.54	1.71	0.60	18
71.45	12.88	8,761	0.54	1.82	0.60	12
64.52	(3.67)	4,409	0.54	1.60	0.61	22
69.09	45.47	178	0.54	1.56	0.61	14
48.69	(4.72)	83	0.54	2.02	5.20	22

83.54	6.36	1,870,363	0.44	1.58	0.49	9
80.28	14.27	1,862,143	0.44	1.79	0.50	18
71.49	13.00	1,319,430	0.44	1.92	0.50	12
64.55	(3.56)	561,821	0.44	1.66	0.51	22
69.10	45.60	275,186	0.44	1.74	0.50	14
48.70	(4.64)	64,968	0.44	2.14	0.53	22

SEE NOTES TO FINANCIAL STATEMENTS.

December 31, 2024	J.P. Morgan Large Cap Funds	151

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 15 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Equity Income Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Equity Index Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Equity Premium Income Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM I	Diversified
JPMorgan Hedged Equity 2 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Hedged Equity 3 Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
JPMorgan Large Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Large Cap Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan U.S. Applied Data Science Value Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. GARP Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Non-diversified*
JPMorgan U.S. Large Cap Core Plus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan U.S. Research Enhanced Equity Fund	Class A, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Sustainable Leaders Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan U.S. Value Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to December 2, 2024, JPMorgan U.S. GARP Equity Fund operated as a diversified company.
The investment objective of JPMorgan Equity Income Fund (“Equity Income Fund”) is to seek capital appreciation and current income.
The investment objective of JPMorgan Equity Index Fund ("Equity Index Fund") is to seek investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index.
The investment objective of JPMorgan Equity Premium Income Fund (“Equity Premium Income Fund”) is to seek current income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Fund (“Hedged Equity Fund”), JPMorgan Hedged Equity 2 Fund (“Hedged Equity 2 Fund”) and JPMorgan Hedged Equity 3 Fund (“Hedged Equity 3 Fund”) is to seek to provide capital appreciation.
The investment objective of JPMorgan Large Cap Growth Fund ("Large Cap Growth Fund") is to seek long-term capital appreciation.
The investment objective of JPMorgan Large Cap Value Fund (“Large Cap Value Fund”) is to seek capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.
The investment objective of JPMorgan U.S. Applied Data Science Value Fund (“U.S. Applied Data Science Value Fund”) and JPMorgan U.S. Sustainable Leaders Fund (“U.S. Sustainable Leaders Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and JPMorgan U.S. Large Cap Core Plus Fund ("U.S. Large Cap Core Plus Fund") is to seek to provide high total return from a portfolio of selected equity securities.
The investment objective of JPMorgan U.S. GARP Equity Fund (“U.S. GARP Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan U.S. Research Enhanced Equity Fund (“U.S. Research Enhanced Equity Fund”) is to seek to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard and Poor’s 500 Composite Stock Price Index.

152	J.P. Morgan Large Cap Funds	December 31, 2024

The investment objective of JPMorgan U.S. Value Fund (“U.S. Value Fund”) is to seek to provide capital growth over the long-term and to earn income from dividends.
Class L Shares of U.S. Equity Fund and Class A Shares of U.S. Research Enhanced Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

December 31, 2024	J.P. Morgan Large Cap Funds	153

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$44,124,417	$—	$—	$44,124,417

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$10,717,055	$—	$—	$10,717,055
Rights	—	—	10	10
Short-Term Investments
Investment Companies	16,430	—	—	16,430
Investment of Cash Collateral from Securities Loaned	8,707	—	—	8,707
Total Short-Term Investments	25,137	—	—	25,137
Total Investments in Securities	$10,742,192	$—	$10	$10,742,202
Depreciation in Other Financial Instruments
Futures Contracts	$(249)	$—	$—	$(249)

Equity Premium Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$5,362,897	$—	$—	$5,362,897
Equity Linked Notes	—	867,914	—	867,914
Short-Term Investments
Investment Companies	143,272	—	—	143,272
Total Investments in Securities	$5,506,169	$867,914	$—	$6,374,083

154	J.P. Morgan Large Cap Funds	December 31, 2024

Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$21,288,197	$—	$—	$21,288,197
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(6,590)	$—	$—	$(6,590)
Options Written (a)
Call Options Written	(193,910)	—	—	(193,910)
Put Options Written	(52,558)	—	—	(52,558)
Total Depreciation in Other Financial Instruments	$(253,058)	$—	$—	$(253,058)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 2 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,243,659	$—	$—	$5,243,659
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,274)	$—	$—	$(2,274)
Options Written (a)
Call Options Written	(34,615)	—	—	(34,615)
Put Options Written	(2,566)	—	—	(2,566)
Total Depreciation in Other Financial Instruments	$(39,455)	$—	$—	$(39,455)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Hedged Equity 3 Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,115,647	$—	$—	$3,115,647
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,634)	$—	$—	$(2,634)
Options Written (a)
Call Options Written	(2,440)	—	—	(2,440)
Put Options Written	(4,960)	—	—	(4,960)
Total Depreciation in Other Financial Instruments	$(10,034)	$—	$—	$(10,034)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Large Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$103,815,133	$—	$—	$103,815,133

(a)	Please refer to the SOI for specifics of portfolio holdings.

December 31, 2024	J.P. Morgan Large Cap Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Large Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,881,283	$—	$—	$4,881,283

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Applied Data Science Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$166,392	$—	$—	$166,392
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(97)	$—	$—	$(97)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,185,874	$—	$—	$32,185,874
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,851)	$—	$—	$(1,851)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. GARP Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,729,829	$—	$—	$1,729,829
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(7)	$—	$—	$(7)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Large Cap Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,483,397	$—	$—	$3,483,397
Total Liabilities in Securities Sold Short (a)	$(640,831)	$—	$—	$(640,831)

(a)	Please refer to the SOI for specifics of portfolio holdings.

156	J.P. Morgan Large Cap Funds	December 31, 2024

U.S. Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,261,385	$—	$—	$10,261,385
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,079)	$—	$—	$(4,079)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Sustainable Leaders Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$232,654	$—	$—	$232,654
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1)	$—	$—	$(1)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,004,075	$—	$—	$6,004,075

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of December 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund, the Class IM Shares of the JPMorgan Prime Money Market Fund, and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.

December 31, 2024	J.P. Morgan Large Cap Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of December 31, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Equity Index Fund	$8,443	$(8,443)	$—
Large Cap Value Fund	4,709	(4,709)	—
U.S. GARP Equity Fund	1,481	(1,481)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended December 31, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Equity Index Fund	$— (a)
Large Cap Growth Fund	1
Large Cap Value Fund	— (a)
U.S. GARP Equity Fund	— (a)
U.S. Value Fund	— (a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Equity Income Fund, Equity Premium Income Fund, Large Cap Growth Fund, U.S. Applied Data Science Value Fund and U.S. Value Fund did not have any securities out on loan at December 31, 2024. Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund did not lend out any securities during the six months ended December 31, 2024.

158	J.P. Morgan Large Cap Funds	December 31, 2024

D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$75,282	$3,029,824	$2,859,425	$(13)	$4	$245,672	245,574	$3,514	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	7,552	7,552	—	—	—	—	1 *	—
Total	$75,282	$3,037,376	$2,866,977	$(13)	$4	$245,672		$3,515	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Index Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$130,535	$5,506	$15,000	$3,544	$20,633	$145,218	606	$1,568	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (b) (c)	10,453	78,609	80,356	1 *	—	8,707	8,707	210 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (b) (c)	2,022	19,658	21,680	—	—	—	—	23 *	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (b) (c)	31,098	349,848	364,516	—	—	16,430	16,430	647	—
Total	$174,108	$453,621	$481,552	$3,545	$20,633	$170,355		$2,448	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Large Cap Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Equity Premium Income Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$—	$1,852,659	$1,709,406	$17	$2	$143,272	143,215	$1,005	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	1,105	1,105	—	—	—	—	1 *	—
Total	$—	$1,853,764	$1,710,511	$17	$2	$143,272		$1,006	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Hedged Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$518,872	$1,533,762	$1,828,581	$—	$—	$224,053	224,053	$6,557	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

Hedged Equity 2 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$97,567	$519,401	$546,846	$—	$—	$70,122	70,122	$1,666	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

160	J.P. Morgan Large Cap Funds	December 31, 2024

Hedged Equity 3 Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	$46,578	$484,181	$438,057	$—	$—	$92,702	92,702	$1,061	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

Large Cap Growth Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$3,765,452	$14,172,600	$13,092,837	$(254)	$755	$4,845,716	4,843,779	$109,514	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47%	94,979	55,542	156,596	6,072 *	3	—	—	464 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	11,095	4,514	15,609	—	—	—	—	42 *	—
Total	$3,871,526	$14,232,656	$13,265,042	$5,818	$758	$4,845,716		$110,020	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Large Cap Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$127,054	$1,478,351	$1,578,388	$26	$3	$27,046	27,035	$2,718	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	2,000	91,324	88,501	1 *	—	4,824	4,824	168 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.44% (a) (b)	1,210	14,734	15,944	—	—	—	—	16 *	—
Total	$130,264	$1,584,409	$1,682,833	$27	$3	$31,870		$2,902	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

December 31, 2024	J.P. Morgan Large Cap Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
U.S. Applied Data Science Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$1,157	$17,723	$15,873	$—	$— (c)	$3,007	3,006	$68	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	661	661	—	—	—	—	— (c) *	—
Total	$1,157	$18,384	$16,534	$—	$— (c)	$3,007		$68	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$269,804	$5,548,500	$5,490,671	$116	$3	$327,752	327,621	$7,136	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	11,651	11,651	—	—	—	—	6 *	—
Total	$269,804	$5,560,151	$5,502,322	$116	$3	$327,752		$7,142	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. GARP Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$19,423	$174,753	$149,295	$2	$1	$44,884	44,866	$528	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	11,360	9,833	—	—	1,527	1,527	20 *	—
Total	$19,423	$186,113	$159,128	$2	$1	$46,411		$548	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

162	J.P. Morgan Large Cap Funds	December 31, 2024

U.S. Large Cap Core Plus Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$62,838	$498,794	$521,372	$7	$2	$40,269	40,253	$1,640	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

U.S. Research Enhanced Equity Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$193,056	$1,112,347	$1,171,109	$57	$10	$134,361	134,307	$3,382	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.

U.S. Sustainable Leaders Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$4,615	$16,743	$17,294	$— (c)	$1	$4,065	4,063	$109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of December 31, 2024.
(c)	Amount rounds to less than one thousand.

U.S. Value Fund
For the six months ended December 31, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at December 31, 2024	Shares at December 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.54% (a) (b)	$81,551	$315,863	$325,996	$16	$11	$71,445	71,416	$2,308	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.47% (a) (b)	—	8,898	8,898	—	—	—	—	3 *	—
Total	$81,551	$324,761	$334,894	$16	$11	$71,445		$2,311	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

December 31, 2024	J.P. Morgan Large Cap Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
(b)	The rate shown is the current yield as of December 31, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Fund, Hedged Equity 2 Fund and Hedged Equity 3 Fund purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOIs.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds’ exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund and U.S. Sustainable Leaders Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin

164	J.P. Morgan Large Cap Funds	December 31, 2024

deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended December 31, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Equity Index Fund	Equity Premium Income Fund
Futures Contracts:
Average Notional Balance Long	$34,268	$7,306
Average Notional Balance Short	—	(1,602)
Ending Notional Balance Long	34,718	—

	Hedged Equity Fund	Hedged Equity 2 Fund	Hedged Equity 3 Fund
Futures Contracts:
Average Notional Balance Long	$303,787	$95,335	$67,097
Ending Notional Balance Long	254,304	78,339	99,704
Exchange-Traded Options:
Average Number of Contracts Purchased	35,889	9,100	5,312
Average Number of Contracts Written	(71,777)	(18,199)	(10,622)
Ending Number of Contracts Purchased	35,876	8,910	5,248
Ending Number of Contracts Written	(71,752)	(17,820)	(10,496)

	U.S. Applied Data Science Value Fund	U.S. Equity Fund	U.S. GARP Equity Fund
Futures Contracts:
Average Notional Balance Long	$2,501	$80,386	$16,732
Ending Notional Balance Long	2,967	100,891	12,760

	U.S. Large Cap Core Plus Fund	U.S. Research Enhanced Equity Fund	U.S. Sustainable Leaders Fund
Futures Contracts:
Average Notional Balance Long	$22,841	$148,444	$3,913
Ending Notional Balance Long	—	135,906	5,045
The Funds' derivatives contracts held at December 31, 2024 are not accounted for as hedging instruments under GAAP.

December 31, 2024	J.P. Morgan Large Cap Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
H. Equity-Linked Notes— Equity Premium Income Fund invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of December 31, 2024, Equity Premium Income Fund had outstanding ELNs as listed on the SOIs.
I. Short Sales— U.S. Large Cap Core Plus Fund engaged in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.
The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statements of Operations.
The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short. The Fund is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statements of Operations. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.
As of December 31, 2024, U.S. Large Cap Core Plus Fund had outstanding short sales as listed on its SOI.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income and dividend expense on securities sold short, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

166	J.P. Morgan Large Cap Funds	December 31, 2024

K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended December 31, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Equity Income Fund
Transfer agency fees	$83	$16	$195	n/a	$5	$3	$2	$6	$214	$524
Equity Index Fund
Transfer agency fees	80	2	23	n/a	n/a	n/a	n/a	n/a	30	135
Equity Premium Income Fund
Transfer agency fees	9	6	65	n/a	n/a	n/a	n/a	— (a)	6	86
Hedged Equity Fund
Transfer agency fees	16	8	102	n/a	n/a	n/a	n/a	— (a)	25	151
Hedged Equity 2 Fund
Transfer agency fees	4	3	22	n/a	n/a	n/a	n/a	— (a)	7	36
Hedged Equity 3 Fund
Transfer agency fees	2	1	13	n/a	n/a	n/a	n/a	— (a)	2	18
Large Cap Growth Fund
Transfer agency fees	191	14	140	n/a	16	9	4	7	388	769
Large Cap Value Fund
Transfer agency fees	21	2	22	n/a	1	1	— (a)	1	15	63
U.S. Applied Data Science Value Fund
Transfer agency fees	1	— (a)	2	n/a	1	n/a	n/a	— (a)	1	5
U.S. Equity Fund
Transfer agency fees	55	8	140	$22	5	3	1	6	100	340
U.S. GARP Equity Fund
Transfer agency fees	6	1	3	n/a	10	n/a	n/a	1	4	25
U.S. Large Cap Core Plus Fund
Transfer agency fees	10	1	13	n/a	— (a)	n/a	n/a	1	3	28
U.S. Research Enhanced Equity Fund
Transfer agency fees	5	n/a	8	n/a	n/a	n/a	n/a	n/a	39	52
U.S. Sustainable Leaders Fund
Transfer agency fees	2	— (a)	2	n/a	n/a	n/a	n/a	n/a	1	5
U.S. Value Fund
Transfer agency fees	66	4	16	n/a	— (a)	— (a)	— (a)	— (a)	18	104

(a)	Amount rounds to less than one thousand.

December 31, 2024	J.P. Morgan Large Cap Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of December 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for Large Cap Growth Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund and U.S. Sustainable Leaders Fund, for which distributions are generally declared and paid at least annually, Equity Income Fund, for which distributions are generally declared and paid at least monthly, and Equity Premium Income Fund, for which distributions are generally declared daily and paid at least monthly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Equity Income Fund	0.40%
Equity Index Fund	0.04
Equity Premium Income Fund	0.25
Hedged Equity Fund	0.25
Hedged Equity 2 Fund	0.25
Hedged Equity 3 Fund	0.25
Large Cap Growth Fund	0.45
Large Cap Value Fund	0.40
U.S. Applied Data Science Value Fund	0.30
U.S. Equity Fund	0.40
U.S. GARP Equity Fund	0.30
U.S. Large Cap Core Plus Fund	0.65
U.S. Research Enhanced Equity Fund	0.25
U.S. Sustainable Leaders Fund	0.30
U.S. Value Fund	0.40
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended December 31, 2024, the effective annualized rate for Equity Income Fund, Equity Index Fund, Equity Premium Income Fund, Hedged Equity Fund, Hedged Equity 2 Fund, Hedged Equity 3 Fund, Large Cap Growth Fund, Large Cap Value Fund, U.S. Applied Data Science Value Fund, U.S. Equity Fund, U.S. GARP Equity Fund, U.S. Large Cap Core Plus Fund, U.S. Research Enhanced Equity Fund, U.S. Sustainable Leaders Fund and U.S. Value Fund was 0.035%, 0.075%, 0.075%, 0.065%, 0.075%, 0.075%, 0.027%, 0.075%, 0.075%, 0.057%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

168	J.P. Morgan Large Cap Funds	December 31, 2024

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Equity Income Fund	0.25%	0.75%	0.50%	0.25%
Equity Index Fund	0.25	0.75	n/a	n/a
Equity Premium Income Fund	0.25	0.75	n/a	n/a
Hedged Equity Fund	0.25	0.75	n/a	n/a
Hedged Equity 2 Fund	0.25	0.75	n/a	n/a
Hedged Equity 3 Fund	0.25	0.75	n/a	n/a
Large Cap Growth Fund	0.25	0.75	0.50	0.25
Large Cap Value Fund	0.25	0.75	0.50	0.25
U.S. Applied Data Science Value Fund	0.25	0.75	0.50	n/a
U.S. Equity Fund	0.25	0.75	0.50	0.25
U.S. GARP Equity Fund	0.25	0.75	0.50	n/a
U.S. Large Cap Core Plus Fund	0.25	0.75	0.50	n/a
U.S. Research Enhanced Equity Fund	0.25	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.75	n/a	n/a
U.S. Value Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended December 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Equity Income Fund	$109	$— (a)
Equity Index Fund	33	— (a)
Equity Premium Income Fund	209	— (a)
Hedged Equity Fund	83	— (a)
Hedged Equity 2 Fund	13	—
Hedged Equity 3 Fund	12	—
Large Cap Growth Fund	575	— (a)
Large Cap Value Fund	15	—
U.S. Applied Data Science Value Fund	— (a)	—
U.S. Equity Fund	162	— (a)
U.S. GARP Equity Fund	8	— (a)
U.S. Large Cap Core Plus Fund	37	—
U.S. Research Enhanced Equity Fund	— (a)	—
U.S. Sustainable Leaders Fund	2	—
U.S. Value Fund	78	— (a)

(a)	Amount rounds to less than one thousand.

December 31, 2024	J.P. Morgan Large Cap Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Equity Income Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Equity Index Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
Equity Premium Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 2 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Hedged Equity 3 Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
Large Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Large Cap Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
U.S. Applied Data Science Value Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Equity Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
U.S. GARP Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Large Cap Core Plus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
U.S. Research Enhanced Equity Fund	0.25	n/a	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Sustainable Leaders Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	n/a
U.S. Value Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

170	J.P. Morgan Large Cap Funds	December 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Equity Index Fund	0.45%	n/a	0.20%	n/a	n/a	n/a	n/a	0.05%
Equity Premium Income Fund	0.85	1.35%	0.60	n/a	n/a	n/a	0.45%	0.35
Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 2 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Hedged Equity 3 Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
Large Cap Growth Fund	0.94	1.44	0.69	1.19%	0.94%	0.69%	0.54	0.44
Large Cap Value Fund	0.93	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. Applied Data Science Value Fund	0.73	1.23	0.49	1.09	n/a	n/a	0.44	0.34
U.S. Equity Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44
U.S. GARP Equity Fund	0.84	1.34	0.59	1.09	n/a	n/a	0.44	0.34
U.S. Large Cap Core Plus Fund	0.95	1.45	0.70	1.40	n/a	n/a	0.75	0.65
U.S. Research Enhanced Equity Fund	0.60	n/a	0.35	n/a	n/a	n/a	n/a	0.25
U.S. Sustainable Leaders Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.34
U.S. Value Fund	0.94	1.44	0.69	1.19	0.94	0.69	0.54	0.44

The expense limitation agreements were in effect for the six months ended December 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least October 31, 2025.
For the six months ended December 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Equity Index Fund	$2,208	$1,930	$1,230	$5,368	$30
Equity Premium Income Fund	—	—	— (a)	— (a)	—
Hedged Equity 2 Fund	—	—	1	1	—
Hedged Equity 3 Fund	—	—	1	1	— (a)
Large Cap Growth Fund	18,688	8,182	183	27,053	21
Large Cap Value Fund	739	494	58	1,291	10
U.S. Applied Data Science Value Fund	90	60	69	219	—
U.S. Equity Fund	1,487	992	218	2,697	100
U.S. GARP Equity Fund	284	175	18	477	—
U.S. Large Cap Core Plus Fund	769	513	2,063	3,345	—
U.S. Research Enhanced Equity Fund	2,550	1,702	946	5,198	—
U.S. Sustainable Leaders Fund	91	61	163	315	—
U.S. Value Fund	893	596	76	1,565	13

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount

December 31, 2024	J.P. Morgan Large Cap Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended December 31, 2024 were as follows:

Equity Income Fund	$78
Equity Index Fund	26
Equity Premium Income Fund	18
Hedged Equity Fund	334
Hedged Equity 2 Fund	42
Hedged Equity 3 Fund	23
Large Cap Growth Fund	2,245
Large Cap Value Fund	60
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	151
U.S. GARP Equity Fund	11
U.S. Large Cap Core Plus Fund	38
U.S. Research Enhanced Equity Fund	82
U.S. Sustainable Leaders Fund	2
U.S. Value Fund	50
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended December 31, 2024, Large Cap Value Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the six months ended December 31, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Equity Income Fund	$106
Equity Premium Income Fund	11
Hedged Equity Fund	36
Hedged Equity 2 Fund	8
Hedged Equity 3 Fund	62
Large Cap Value Fund	56
U.S. Applied Data Science Value Fund	1
U.S. Equity Fund	57
U.S. Large Cap Core Plus Fund	5
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

172	J.P. Morgan Large Cap Funds	December 31, 2024

4. Investment Transactions
During the six months ended December 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Equity Income Fund	$4,007,113	$7,240,793	$—	$—
Equity Index Fund	577,793	980,320	—	—
Equity Premium Income Fund	5,559,354	5,649,406	—	—
Hedged Equity Fund	3,330,706	2,909,492	—	—
Hedged Equity 2 Fund	954,454	958,366	—	—
Hedged Equity 3 Fund	758,135	877,237	—	—
Large Cap Growth Fund	17,323,700	16,491,280	—	—
Large Cap Value Fund	3,578,816	3,200,098	—	—
U.S. Applied Data Science Value Fund	7,100	21,812	—	—
U.S. Equity Fund	6,753,645	6,572,580	—	—
U.S. GARP Equity Fund	442,223	369,998	—	—
U.S. Large Cap Core Plus Fund	1,464,115	1,080,892	502,120	446,171
U.S. Research Enhanced Equity Fund	1,787,525	1,554,417	—	—
U.S. Sustainable Leaders Fund	113,964	112,516	—	—
U.S. Value Fund	553,430	551,502	—	—
During the six months ended December 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at December 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$28,259,075	$16,573,613	$708,271	$15,865,342
Equity Index Fund	3,780,472	7,036,719	75,238	6,961,481
Equity Premium Income Fund	5,278,859	1,175,772	80,548	1,095,224
Hedged Equity Fund	12,184,268	9,107,478	256,607	8,850,871
Hedged Equity 2 Fund	3,604,335	1,729,312	129,443	1,599,869
Hedged Equity 3 Fund	2,127,694	1,009,962	32,043	977,919
Large Cap Growth Fund	59,168,247	45,294,129	647,243	44,646,886
Large Cap Value Fund	4,350,644	665,524	134,885	530,639
U.S. Applied Data Science Value Fund	123,938	45,256	2,899	42,357
U.S. Equity Fund	18,495,300	13,976,985	288,262	13,688,723
U.S. GARP Equity Fund	868,893	873,757	12,828	860,929
U.S. Large Cap Core Plus Fund *	1,590,883	1,301,954	50,271	1,251,683
U.S. Research Enhanced Equity Fund	5,766,753	4,606,227	115,674	4,490,553
U.S. Sustainable Leaders Fund	174,375	58,931	653	58,278
U.S. Value Fund	4,498,421	1,594,811	89,157	1,505,654

*	The tax cost includes the proceeds from short sales which may result in a net negative cost.

December 31, 2024	J.P. Morgan Large Cap Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
At June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Equity Index Fund	$32,119	$65,772
Equity Premium Income Fund	654,909	155,528
Hedged Equity Fund	656,369	313,128
Hedged Equity 2 Fund	322,683	326,026
Hedged Equity 3 Fund	103,020	157,524
Large Cap Growth Fund	542,578	—
U.S. Sustainable Leaders Fund	11,932	1,004
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the Funds deferred to July 1, 2024 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
Equity Index Fund	$—	$1,652
Equity Premium Income Fund	348,436	(11,024)
Hedged Equity Fund	532,510	447,401
Hedged Equity 2 Fund	141,537	251,500
Hedged Equity 3 Fund	40,060	110,158
Large Cap Growth Fund	353,925	—
During the year ended June 30, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Equity Index Fund	$14,532	$—
Hedged Equity Fund	33,750	190,185
U.S. GARP Equity Fund	524	—
U.S. Sustainable Leaders Fund	1,084	1,882
U.S. Value Fund	3,251	408
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended December 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a

174	J.P. Morgan Large Cap Funds	December 31, 2024

minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended December 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of December 31, 2024, the Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Equity Income Fund	1	11.1%	2	34.0%
Equity Index Fund	2	21.1	—	—
Equity Premium Income Fund	1	15.7	2	49.8
Hedged Equity Fund	—	—	2	42.0
Hedged Equity 2 Fund	1	13.9	3	42.2
Hedged Equity 3 Fund	1	13.5	4	52.7
Large Cap Growth Fund	—	—	1	20.3
Large Cap Value Fund	1	11.1	2	29.3
U.S. Applied Data Science Value Fund	—	—	2	24.5
U.S. Equity Fund	—	—	2	30.4
U.S. GARP Equity Fund	3	41.9	1	10.5
U.S. Large Cap Core Plus Fund	1	26.3	—	—
U.S. Research Enhanced Equity Fund	—	—	2	34.2
U.S. Sustainable Leaders Fund	—	—	2	32.2
U.S. Value Fund	—	—	2	42.1
As of December 31, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Equity Index Fund	— %	— %	62.9%
Large Cap Value Fund	22.9	—	—
U.S. GARP Equity Fund	47.8	—	—
U.S. Research Enhanced Equity Fund	10.3	26.6	—
Equity Premium Income Fund’s investments in ELNs entail varying degrees of risks. The Fund is subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Fund may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Fund from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.

December 31, 2024	J.P. Morgan Large Cap Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF December 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
8. Subsequent Event
At a meeting held on February 11-13, 2025, the JPM Trust IV Board approved the reorganization (the “Reorganization”) of the JPMorgan U.S. Applied Data Science Value Fund (the “Fund”) into a newly created exchange-traded fund, JPMorgan Fundamental Data Science Large Value ETF (“JPM Fundamental Data Science Large Value ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust. The Reorganization is expected to occur as of the close of business on or about July 11, 2025. Following the Reorganization, the Fund’s performance and financial history would be adopted by JPM Fundamental Data Science Large Value ETF. JPM Fundamental Data Science Large Value ETF will be managed in a substantially similar way, but in order to meet the requirements of Rule 35d-1 under the 1940 Act, the new ETF will have a new 80% policy to invest 80% in large, well established equity securities (companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index), while the mutual fund currently invests at least 80% in securities of U.S. large and mid-capitalization companies.

176	J.P. Morgan Large Cap Funds	December 31, 2024

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. December 2024.
SAN-LCE-1224

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
JPMorgan Trust I held a special meeting of shareholders on October 2, 2024, for the purpose of considering and voting upon the approval to change the JPMorgan U.S. GARP Equity Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy. The elimination of the fundamental investment policy was approved by shareholders on October 2, 2024.
The results of the voting were as follows:
Dollar value of Votes Received (000’s)
For	$845,181
Against	3,333
Abstain	1,191

JPMorgan Trust II held a special meeting of shareholders on October 2, 2024 for the purpose of considering and voting upon the approval to change the JPMorgan Large Cap Growth Fund (the “Fund”) from a diversified company to a non-diversified company by eliminating the Fund’s related fundamental investment policy.
The special meeting was adjourned to October 30, 2024, November 21, 2024, December 18, 2024 and January 30, 2025, to allow shareholders additional time to vote on the proposal. The proposal has not yet been approved by either 67% or more of the shares present or represented by proxy at the meeting, or by more than 50% of the outstanding shares (as of the record date set for the special shareholder meeting) of the Fund, as is required. The January 30, 2025 special meeting was adjourned to February 27, 2025.
The results of the voting were as follows:
October 2, 2024 Meeting:	Dollar value of Votes Received (000’s)
For	$20,507,361
Against	2,574,902
Abstain	961,728

October 30, 2024 Meeting:
For	$22,744,395
Against	2,854,178
Abstain	1,626,367

November 21, 2024 Meeting:
For	$27,038,114
Against	3,821,555
Abstain	2,466,174

December 18, 2024 Meeting:
For	$24,904,024
Against	6,694,795
Abstain	2,721,884

January 30, 2025 Meeting:
For	$33,185,852
Against	4,337,107
Abstain	3,789,254

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
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The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
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The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
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Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
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The administration services provided by the Adviser in its role as Administrator;

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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
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The overall reputation and capabilities of the Adviser and its affiliates;
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The commitment of the Adviser to provide high quality service to the Funds;
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Their overall confidence in the Adviser’s integrity; and
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The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”) which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund and U.S. Equity Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”), by total return for the applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and in preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s performance for both Class A and Class I shares was in the fifth, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with the members of the Equity Committee at each of their regular meetings over the course of the next year.

The Trustees noted that the Equity Index Fund’s performance for Class A, Class I and Class R6 shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Equity Premium Income Fund’s performance for both Class A and Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Hedged Equity Fund’s performance for Class A shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Hedged Equity 2 Fund’s performance for Class A shares was in the second quintile of the Universe for the one-year period ended December 31, 2023. The Trustees noted that the performance for both Class I and Class R6 shares was in the fourth quintile of the Universe for one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Hedged Equity 3 Fund’s performance for Class A shares was in the first quintile of the Universe for the one-year period ended December 31, 2023. The Trustees noted that the performance for both Class I and Class R6 shares was in the second quintile of the Universe for one-year period ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Large Cap Growth Fund’s performance for Class A, Class I and Class R6 shares was in the fourth, third and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Large Cap Value Fund’s performance for both Class A and Class I shares was in the third, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Applied Data Science Value Fund’s performance for Class A shares was in the third, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, first and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.

The Trustees noted that the U.S. Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first, second and first quintiles of the Universe for the one-, three and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. GARP Equity Fund’s performance for Class A, Class I and Class R6 shares was in the second, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Large Cap Core Plus Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis prepared by the independent consultant. Based upon these discussions, and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s performance for Class A, Class I and Class R6 shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Sustainable Leaders Fund’s performance for Class A shares was in the second, third and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the third quintile of the Universe for both the one- and three-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Value Fund’s performance for both Class A and Class I shares was in the fourth, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Groups did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the Equity Income Fund’s net advisory fee for both Class A and Class I shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for both Class A and Class I shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the Equity Index Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Equity Premium Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for both Class I and Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group for both Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity Fund’s net advisory fee and actual total expenses for both Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 2 Fund’s net advisory fee for both Class A and Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for both Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expense for Class I shares were both in first and second quintiles of the Peer Group and Universe, respec tively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Hedged Equity 3 Fund’s net advisory fee and actual total expenses for both Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in first quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Growth Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Large Cap Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintile of the Peer Group and Universe, respectively, and that the actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Applied Data Science Value Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and the Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Equity Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. GARP Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Large Cap Core Plus Fund’s net advisory fee for Class A shares was in the third and fourth quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class I shares was in the fifth and fourth quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the second and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the fifth and fourth quintile of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the third and second quintiles of the Peer Group and Universe, respectively. After considering all of the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Research Enhanced Equity Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Sustainable Leader Fund’s net advisory fee and actual total expenses for Class A, Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Value Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the second quintiles of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class I shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer

March 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

March 5, 2025